UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments.

Schwab Capital Trust
Laudus Small-Cap MarketMasters Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
94.2%	Common Stock	145,054,213	139,595,925
5.3%	Other Investment Companies	8,007,826	7,742,524
0.0%	Rights	3,578	3,253
0.0%	Warrants	—	—
0.0%	Short-Term Investment	6,000	5,999
99.5%	Total Investments	153,071,617	147,347,701
0.5%	Other Assets and Liabilities, Net		805,288
100.0%	Net Assets		148,152,989

Security	Number of Shares	Value ($)
Common Stock 94.2% of net assets
Automobiles & Components 0.2%
American Axle & Manufacturing Holdings, Inc. *	518	6,641
Cooper Tire & Rubber Co.	361	13,162
Cooper-Standard Holding, Inc. *	71	4,918
Dana Holding Corp.	1,218	14,482
Dorman Products, Inc. *	200	8,660
Drew Industries, Inc.	170	9,758
Federal-Mogul Holdings Corp. *	125	596
Fox Factory Holding Corp. *	87	1,287
Gentherm, Inc. *	320	12,803
Horizon Global Corp. *	13,262	126,652
Metaldyne Performance Group, Inc.	77	913
Motorcar Parts of America, Inc. *	132	4,537
Standard Motor Products, Inc.	198	7,387
Strattec Security Corp.	22	1,055
Superior Industries International, Inc.	374	6,885
Tenneco, Inc. *	548	20,939
Tower International, Inc.	122	2,808
		243,483
Banks 9.4%
1st Source Corp.	183	5,530
Access National Corp.	71	1,336
American National Bankshares, Inc.	73	1,825
Ameris Bancorp	222	6,422
Ames National Corp.	74	1,849
Anchor BanCorp Wisconsin, Inc. *	150	6,402
Arrow Financial Corp.	70	1,926
Astoria Financial Corp.	530	8,019
Banc of California, Inc.	254	3,835
BancFirst Corp.	49	2,741
Security	Number of Shares	Value ($)
Banco Latinoamericano de Exportaciones, S.A., Class E	60	1,399
BancorpSouth, Inc.	923	19,272
Bank of Marin Bancorp	43	2,321
Bank of the Ozarks, Inc.	601	26,648
Banner Corp.	165	6,848
Bar Harbor Bankshares	42	1,457
BBCN Bancorp, Inc.	837	12,722
BBX Capital Corp., Class A *	88	1,180
Bear State Financial, Inc. *	162	1,434
Beneficial Bancorp, Inc. *	332	4,299
Berkshire Hills Bancorp, Inc.	102	2,834
Blue Hills Bancorp, Inc.	101	1,485
BNC Bancorp	198	4,598
BofI Holding, Inc. *	612	10,502
Boston Private Financial Holdings, Inc.	1,095	11,333
Bridge Bancorp, Inc.	186	5,414
Brookline Bancorp, Inc.	687	7,667
Bryn Mawr Bank Corp.	73	1,915
BSB Bancorp, Inc. *	66	1,459
C1 Financial, Inc. *	76	1,816
Camden National Corp.	47	1,973
Capital Bank Financial Corp., Class A	90	2,741
Capital City Bank Group, Inc.	144	2,038
Capitol Federal Financial, Inc.	665	8,160
Cardinal Financial Corp.	65	1,240
Cascade Bancorp *	518	2,797
Cathay General Bancorp	713	19,964
CenterState Banks, Inc.	413	5,861
Central Pacific Financial Corp.	17	356
Century Bancorp, Inc., Class A	48	1,944
Charter Financial Corp.	168	2,258
Chemical Financial Corp.	186	5,926
Citizens & Northern Corp.	277	5,582
City Holding Co.	117	5,202
Clifton Bancorp, Inc.	136	1,963
CNB Financial Corp.	102	1,855
CoBiz Financial, Inc.	304	3,341
Columbia Banking System, Inc.	565	16,741
Community Bank System, Inc.	438	16,486
Community Trust Bancorp, Inc.	185	6,445
CommunityOne Bancorp *	133	1,750
ConnectOne Bancorp, Inc.	278	4,623
CU Bancorp *	137	3,130
Customers Bancorp, Inc. *	126	3,163
CVB Financial Corp.	843	12,906
Dime Community Bancshares, Inc.	190	3,266
Eagle Bancorp, Inc. *	294	13,889
Enterprise Bancorp, Inc.	99	2,345
Enterprise Financial Services Corp.	341	9,681
Essent Group Ltd. *	549	9,866
EverBank Financial Corp.	912	12,832
F.N.B. Corp.	1,087	13,098
Farmers Capital Bank Corp. *	54	1,457
FCB Financial Holdings, Inc., Class A *	108	3,631
Fidelity Southern Corp.	86	1,359

    1

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Financial Institutions, Inc.	161	4,419
First Bancorp (North Carolina)	173	3,244
First BanCorp (Puerto Rico) *	1,156	3,006
First Bancorp, Inc.	103	1,968
First Busey Corp.	37,869	697,926
First Business Financial Services, Inc.	124	2,847
First Citizens BancShares, Inc., Class A	72	17,716
First Commonwealth Financial Corp.	275	2,401
First Connecticut Bancorp, Inc.	350	5,695
First Defiance Financial Corp.	73	2,842
First Financial Bancorp	612	9,792
First Financial Bankshares, Inc.	644	16,821
First Financial Corp.	124	4,098
First Interstate BancSystem, Inc., Class A	51	1,374
First Merchants Corp.	290	6,629
First Midwest Bancorp, Inc.	87,565	1,526,258
First NBC Bank Holding Co. *	118	3,704
First Niagara Financial Group, Inc.	97,140	951,001
FirstMerit Corp.	1,497	29,012
Flagstar Bancorp, Inc. *	177	3,301
Flushing Financial Corp.	42,212	928,664
Fox Chase Bancorp, Inc.	103	2,016
Fulton Financial Corp.	1,051	13,505
German American Bancorp, Inc.	77	2,450
Glacier Bancorp, Inc.	618	14,579
Great Southern Bancorp, Inc.	188	7,458
Great Western Bancorp, Inc.	39,464	1,030,800
Green Bancorp, Inc. *	94	692
Guaranty Bancorp	155	2,443
Hampton Roads Bankshares, Inc. *	883	1,598
Hancock Holding Co.	39,490	946,180
Hanmi Financial Corp.	351	7,617
Heartland Financial USA, Inc.	62	1,857
Heritage Commerce Corp.	248	2,433
Heritage Oaks Bancorp	282	2,171
Hilltop Holdings, Inc. *	534	8,528
Hingham Institution for Savings	14	1,722
Home BancShares, Inc.	562	21,755
HomeStreet, Inc. *	61	1,249
HomeTrust Bancshares, Inc. *	40	740
Horizon Bancorp	84	2,156
IBERIABANK Corp.	312	14,929
Impac Mortgage Holdings, Inc. *	74	977
Independent Bank Corp., Massachusetts	171	7,816
Independent Bank Group, Inc.	88	2,632
International Bancshares Corp.	60,737	1,408,491
Investors Bancorp, Inc.	2,464	28,804
Kearny Financial Corp.	386	4,667
Lakeland Bancorp, Inc.	280	3,139
Lakeland Financial Corp.	158	6,919
LegacyTexas Financial Group, Inc.	499	9,746
LendingTree, Inc. *	8,638	636,534
MainSource Financial Group, Inc.	122	2,706
MB Financial, Inc.	39,113	1,217,197
Mercantile Bank Corp.	158	3,531
Merchants Bancshares, Inc.	58	1,688
Meridian Bancorp, Inc.	109	1,531
Meta Financial Group, Inc.	84	3,642
Metro Bancorp, Inc.	247	7,044
MGIC Investment Corp. *	2,408	15,941
Security	Number of Shares	Value ($)
MidWestOne Financial Group, Inc.	70	1,971
National Bank Holdings Corp., Class A	337	6,636
National Bankshares, Inc.	94	3,251
National Commerce Corp. *	60	1,380
National Penn Bancshares, Inc.	620	7,068
Nationstar Mortgage Holdings, Inc. *	547	5,525
NBT Bancorp, Inc.	497	12,872
NewBridge Bancorp	271	3,068
NMI Holdings, Inc., Class A *	429	2,252
Northfield Bancorp, Inc.	96	1,486
Northwest Bancshares, Inc.	107,111	1,346,385
OceanFirst Financial Corp.	300	5,316
Ocwen Financial Corp. *	448	2,424
OFG Bancorp	249	1,399
Old National Bancorp	725	8,932
Old Second Bancorp, Inc. *	224	1,593
Opus Bank	40	1,320
Oritani Financial Corp.	482	8,059
Pacific Continental Corp.	150	2,421
Pacific Premier Bancorp, Inc. *	85	1,745
Park National Corp.	92	8,106
Park Sterling Corp.	898	6,573
Peapack-Gladstone Financial Corp.	128	2,760
Penns Woods Bancorp, Inc.	41	1,613
PennyMac Financial Services, Inc., Class A *	80	953
Peoples Bancorp, Inc.	147	2,523
Peoples Financial Services Corp.	59	2,183
PHH Corp. *	431	5,293
Pinnacle Financial Partners, Inc.	365	18,195
Preferred Bank	104	3,380
PrivateBancorp, Inc.	471	17,724
Prosperity Bancshares, Inc.	444	18,826
Provident Financial Services, Inc.	491	9,643
QCR Holdings, Inc.	2	46
Radian Group, Inc.	1,567	15,764
Renasant Corp.	321	10,192
Republic Bancorp, Inc., Class A	75	2,003
S&T Bancorp, Inc.	199	5,375
Sandy Spring Bancorp, Inc.	230	6,118
Seacoast Banking Corp of Florida *	93	1,378
ServisFirst Bancshares, Inc.	80	3,206
Sierra Bancorp	117	2,129
Simmons First National Corp., Class A	206	9,128
South State Corp.	184	12,300
Southside Bancshares, Inc.	333	7,503
Southwest Bancorp, Inc.	261	4,369
State Bank Financial Corp.	192	3,698
Sterling Bancorp	710	11,154
Stock Yards Bancorp, Inc.	68	2,657
Stonegate Mortgage Corp. *	137	567
Suffolk Bancorp	99	2,771
Sun Bancorp, Inc. *	108	2,266
Talmer Bancorp, Inc., Class A	207	3,324
Territorial Bancorp, Inc.	73	1,945
Texas Capital Bancshares, Inc. *	409	14,601
The First of Long Island Corp.	76	2,206
Tompkins Financial Corp.	76	4,258
Towne Bank	375	7,151
TriCo Bancshares	237	6,046
TriState Capital Holdings, Inc. *	128	1,523
Triumph Bancorp, Inc. *	111	1,568

2

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Trustmark Corp.	357	7,726
UMB Financial Corp.	369	17,306
Umpqua Holdings Corp.	1,509	21,850
Union Bankshares Corp.	364	8,361
United Bankshares, Inc.	396	13,298
United Community Banks, Inc.	540	9,752
United Financial Bancorp, Inc.	505	5,707
Univest Corp. of Pennsylvania	90	1,771
Valley National Bancorp	1,344	11,827
Walker & Dunlop, Inc. *	116	2,779
Walter Investment Management Corp. *	288	2,848
Washington Federal, Inc.	785	16,760
Washington Trust Bancorp, Inc.	60	2,368
Waterstone Financial, Inc.	110	1,524
Webster Financial Corp.	62,345	2,067,984
WesBanco, Inc.	268	7,777
West Bancorp, Inc.	141	2,538
Westamerica Bancorp	297	12,970
Western Alliance Bancorp *	596	19,418
Wilshire Bancorp, Inc.	628	6,651
Wintrust Financial Corp.	306	12,880
WSFS Financial Corp.	324	9,415
Yadkin Financial Corp.	276	6,414
		13,987,003
Capital Goods 11.5%
AAON, Inc.	477	10,270
AAR Corp.	129	2,710
Accuride Corp. *	750	631
Actuant Corp., Class A	254	5,913
Advanced Drainage Systems, Inc.	152	3,432
Aegion Corp. *	205	3,696
Aerojet Rocketdyne Holdings, Inc. *	651	10,709
Aerovironment, Inc. *	310	7,908
Aircastle Ltd.	443	7,606
Alamo Group, Inc.	42	2,227
Albany International Corp., Class A	49,589	1,682,059
Allied Motion Technologies, Inc.	63	1,231
Altra Industrial Motion Corp.	222	4,986
Ameresco, Inc., Class A *	500	2,725
American Railcar Industries, Inc.	62	2,815
American Science & Engineering, Inc.	132	4,737
American Woodmark Corp. *	70	4,830
Apogee Enterprises, Inc.	190	7,558
Applied Industrial Technologies, Inc.	229	8,803
Argan, Inc.	185	5,572
Astec Industries, Inc.	123	4,588
Astronics Corp. *	241	7,770
AZZ, Inc.	190	9,781
Babcock & Wilcox Enterprises, Inc. *	45,940	948,661
Barnes Group, Inc.	18,346	596,428
Beacon Roofing Supply, Inc. *	247	10,004
Blount International, Inc. *	400	3,720
Blue Bird Corp. *	110	1,078
BMC Stock Holdings, Inc. *	91	1,308
Briggs & Stratton Corp.	599	11,776
Builders FirstSource, Inc. *	85,923	689,962
CAI International, Inc. *	97	606
Chart Industries, Inc. *	355	5,755
CIRCOR International, Inc.	16,998	603,259
CLARCOR, Inc.	311	14,573
Security	Number of Shares	Value ($)
Columbus McKinnon Corp.	79	1,130
Comfort Systems USA, Inc.	278	7,879
Commercial Vehicle Group, Inc. *	186	577
Continental Building Products, Inc. *	62	926
Cubic Corp.	36,660	1,464,934
Curtiss-Wright Corp.	433	29,877
DigitalGlobe, Inc. *	650	8,515
Ducommun, Inc. *	33	488
DXP Enterprises, Inc. *	129	2,023
Dycom Industries, Inc. *	323	21,402
EMCOR Group, Inc.	587	26,826
Encore Wire Corp.	156	5,805
EnerSys	266	12,882
Engility Holdings, Inc.	249	3,364
EnPro Industries, Inc.	253	11,251
ESCO Technologies, Inc.	34,473	1,186,905
Esterline Technologies Corp. *	284	22,354
Federal Signal Corp.	464	6,863
Franklin Electric Co., Inc.	393	10,721
FuelCell Energy, Inc. *	275	1,466
GATX Corp.	30,820	1,263,004
Generac Holdings, Inc. *	534	15,176
General Cable Corp.	410	4,805
Gibraltar Industries, Inc. *	78	1,657
Global Brass & Copper Holdings, Inc.	78	1,615
Granite Construction, Inc.	188	7,262
Griffon Corp.	404	6,133
H&E Equipment Services, Inc.	411	4,788
Harsco Corp.	493	3,175
HC2 Holdings, Inc. *	148	562
HEICO Corp.	4,355	242,573
HEICO Corp., Class A	233	10,811
Hexcel Corp.	15,404	637,418
Hillenbrand, Inc.	351	9,505
Hurco Cos., Inc.	62	1,674
Hyster-Yale Materials Handling, Inc.	88	4,571
Insteel Industries, Inc.	78	1,912
John Bean Technologies Corp.	331	15,163
Kadant, Inc.	176	6,831
Kaman Corp.	176	7,012
KLX, Inc. *	311	9,091
L.B. Foster Co., Class A	39	450
Lawson Products, Inc. *	38	736
Lennox International, Inc.	5,667	679,020
Lindsay Corp.	135	9,496
LSI Industries, Inc.	57	658
Luxfer Holdings plc ADR	51,120	508,133
Lydall, Inc. *	251	7,091
Masonite International Corp. *	169	9,381
MasTec, Inc. *	636	9,820
Meritor, Inc. *	472	3,224
Miller Industries, Inc.	263	5,652
Moog, Inc., Class A *	313	14,501
MRC Global, Inc. *	708	7,115
Mueller Industries, Inc.	74,421	1,894,014
Mueller Water Products, Inc., Class A	1,283	10,533
MYR Group, Inc. *	220	4,402
National Presto Industries, Inc.	23	1,819
Navistar International Corp. *	302	2,196
NCI Building Systems, Inc. *	471	4,889
Neff Corp., Class A *	138	708
NN, Inc.	119	1,442

    3

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nortek, Inc. *	45	1,755
Northwest Pipe Co. *	60	574
NV5 Global, Inc. *	61	1,158
Omega Flex, Inc.	119	3,522
Orion Marine Group, Inc. *	142	513
Patrick Industries, Inc. *	100	3,495
PGT, Inc. *	248	2,430
Plug Power, Inc. *	1,567	2,930
Ply Gem Holdings, Inc. *	176	1,755
Powell Industries, Inc.	43	1,077
Power Solutions International, Inc. *	26	311
PowerSecure International, Inc. *	43	472
Preformed Line Products Co.	25	946
Primoris Services Corp.	45,124	920,078
Proto Labs, Inc. *	154	8,468
Raven Industries, Inc.	296	4,443
RBC Bearings, Inc. *	163	9,671
Rexnord Corp. *	619	10,133
Rush Enterprises, Inc., Class A *	275	5,253
Simpson Manufacturing Co., Inc.	199	6,493
Sparton Corp. *	100	1,714
Standex International Corp.	110	7,944
Sun Hydraulics Corp.	156	3,972
TAL International Group, Inc. *	294	3,316
TASER International, Inc. *	286	4,402
Teledyne Technologies, Inc. *	264	21,450
Tennant Co.	211	11,417
Textainer Group Holdings Ltd.	16	170
The ExOne Co. *	84	640
The Gorman-Rupp Co.	178	4,525
The Greenbrier Cos., Inc.	274	7,086
The KEYW Holding Corp. *	316	1,485
Thermon Group Holdings, Inc. *	58,807	989,134
Titan International, Inc.	80	240
Trex Co., Inc. *	281	10,554
TriMas Corp. *	76,346	1,320,022
Tutor Perini Corp. *	299	3,950
Twin Disc, Inc.	175	2,002
Universal Forest Products, Inc.	133	9,162
Vectrus, Inc. *	57	1,126
Veritiv Corp. *	37	1,141
Vicor Corp. *	299	2,512
Wabash National Corp. *	855	9,456
Watsco, Inc.	5,951	691,566
Watts Water Technologies, Inc., Class A	300	14,781
Woodward, Inc.	430	19,862
Xerium Technologies, Inc. *	350	3,143
		17,078,142
Commercial & Professional Supplies 8.9%
ABM Industries, Inc.	310	9,309
Acacia Research Corp.	57,712	215,843
ACCO Brands Corp. *	155,407	943,320
ARC Document Solutions, Inc. *	66,150	244,094
Barrett Business Services, Inc.	134	5,249
Brady Corp., Class A	485	10,883
CBIZ, Inc. *	939	9,484
CDI Corp.	118	607
CEB, Inc.	200	11,796
CECO Environmental Corp.	172	1,342
Civeo Corp. *	252	272
Security	Number of Shares	Value ($)
CRA International, Inc. *	91	1,695
Deluxe Corp.	308	17,217
Essendant, Inc.	47,263	1,411,273
Exponent, Inc.	178	9,133
Franklin Covey Co. *	70	1,240
FTI Consulting, Inc. *	37,444	1,268,977
G&K Services, Inc., Class A	31,693	2,040,395
GP Strategies Corp. *	255	6,168
Healthcare Services Group, Inc.	605	21,399
Heidrick & Struggles International, Inc.	102	2,689
Heritage-Crystal Clean, Inc. *	114	1,088
Herman Miller, Inc.	360	9,223
HNI Corp.	417	14,186
Huron Consulting Group, Inc. *	12,785	717,366
ICF International, Inc. *	296	10,126
Insperity, Inc.	225	10,109
Interface, Inc.	552	9,323
Kelly Services, Inc., Class A	381	6,317
Kforce, Inc.	338	7,537
Kimball International, Inc., Class B	165	1,591
Knoll, Inc.	226	4,147
Korn/Ferry International	412	12,694
Matthews International Corp., Class A	22,798	1,137,848
McGrath RentCorp	152	3,710
Mistras Group, Inc. *	48,876	1,104,109
Mobile Mini, Inc.	380	9,850
MSA Safety, Inc.	316	13,525
Multi-Color Corp.	58	3,656
Navigant Consulting, Inc. *	243	3,837
NL Industries, Inc. *	152	316
On Assignment, Inc. *	23,055	891,076
Pendrell Corp. *	1,575	850
Resources Connection, Inc.	434	6,558
RPX Corp. *	301	3,486
SP Plus Corp. *	61,910	1,389,879
Steelcase, Inc., Class A	46,783	596,951
Team, Inc. *	247	5,928
Tetra Tech, Inc.	630	16,689
The Advisory Board Co. *	19,585	896,405
The Brink's Co.	217	6,380
TriNet Group, Inc. *	427	6,320
TrueBlue, Inc. *	239	5,459
UniFirst Corp.	132	13,900
US Ecology, Inc.	159	5,401
Viad Corp.	274	8,075
Volt Information Sciences, Inc. *	83	637
VSE Corp.	41	2,460
WageWorks, Inc. *	280	12,527
West Corp.	213	3,857
		13,185,781
Consumer Durables & Apparel 3.7%
Bassett Furniture Industries, Inc.	51	1,525
Beazer Homes USA, Inc. *	261	2,232
CalAtlantic Group, Inc.	630	20,469
Callaway Golf Co.	1,174	10,226
Cavco Industries, Inc. *	63	5,283
Century Communities, Inc. *	68	1,006
Cherokee, Inc. *	53	868
Columbia Sportswear Co.	8,598	474,438
Crocs, Inc. *	425	3,914

4

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CSS Industries, Inc.	196	5,490
Deckers Outdoor Corp. *	210	10,387
Escalade, Inc.	75	907
Ethan Allen Interiors, Inc.	330	8,811
Flexsteel Industries, Inc.	70	3,053
G-III Apparel Group Ltd. *	304	15,005
Green Brick Partners, Inc. *	135	794
Helen of Troy Ltd. *	12,149	1,085,756
Hooker Furniture Corp.	57	1,636
Hovnanian Enterprises, Inc., Class A *	257	396
Iconix Brand Group, Inc. *	180	1,195
Installed Building Products, Inc. *	62	1,291
iRobot Corp. *	301	10,213
Johnson Outdoors, Inc., Class A	37	796
KB Home	657	7,135
La-Z-Boy, Inc.	21,292	456,500
LGI Homes, Inc. *	73	1,603
Libbey, Inc.	233	3,728
Lifetime Brands, Inc.	127	1,521
M.D.C. Holdings, Inc.	288	6,267
M/I Homes, Inc. *	32,936	590,213
Malibu Boats, Inc., Class A *	33	431
Marine Products Corp.	229	1,786
Meritage Homes Corp. *	360	11,884
Movado Group, Inc.	110	2,827
NACCO Industries, Inc., Class A	44	2,094
Nautilus, Inc. *	68	1,325
Oxford Industries, Inc.	166	11,597
Performance Sports Group Ltd. *	43,383	310,188
Perry Ellis International, Inc. *	300	5,703
Sequential Brands Group, Inc. *	256	1,649
Smith & Wesson Holding Corp. *	673	14,510
Steven Madden Ltd. *	471	15,209
Sturm, Ruger & Co., Inc.	143	8,416
Superior Uniform Group, Inc.	88	1,569
Taylor Morrison Home Corp., Class A *	69	831
The New Home Co., Inc. *	84	851
TRI Pointe Group, Inc. *	105,094	1,107,691
Tumi Holdings, Inc. *	307	5,308
Unifi, Inc. *	65	1,552
Universal Electronics, Inc. *	7,716	386,957
Vera Bradley, Inc. *	217	3,207
Vince Holding Corp. *	65	336
WCI Communities, Inc. *	57	1,194
William Lyon Homes, Class A *	71,577	777,326
Wolverine World Wide, Inc.	889	15,033
ZAGG, Inc. *	78	719
		5,422,851
Consumer Services 0.6%
2U, Inc. *	28	565
American Public Education, Inc. *	73	1,152
Apollo Education Group, Inc. *	351	2,787
Ascent Capital Group, Inc., Class A *	118	1,344
Belmond Ltd., Class A *	476	4,027
Biglari Holdings, Inc. *	15	5,673
BJ's Restaurants, Inc. *	248	10,637
Bloomin' Brands, Inc.	757	13,369
Bob Evans Farms, Inc.	282	11,545
Bojangles', Inc. *	62	900
Boyd Gaming Corp. *	781	13,910
Security	Number of Shares	Value ($)
Bravo Brio Restaurant Group, Inc. *	350	3,013
Bridgepoint Education, Inc. *	135	904
Bright Horizons Family Solutions, Inc. *	205	14,385
Buffalo Wild Wings, Inc. *	125	19,037
Caesars Acquisition Co., Class A *	318	1,908
Caesars Entertainment Corp. *	511	3,541
Cambium Learning Group, Inc. *	344	1,548
Capella Education Co.	123	5,401
Career Education Corp. *	498	1,434
Carrols Restaurant Group, Inc. *	137	1,830
Chegg, Inc. *	514	2,981
Churchill Downs, Inc.	120	16,577
Chuy's Holdings, Inc. *	95	3,248
ClubCorp Holdings, Inc.	286	3,423
Collectors Universe, Inc.	127	1,937
Cracker Barrel Old Country Store, Inc.	181	23,753
Dave & Buster's Entertainment, Inc. *	39	1,415
Del Frisco's Restaurant Group, Inc. *	78	1,236
Denny's Corp. *	1,146	10,738
DeVry Education Group, Inc.	602	11,980
Diamond Resorts International, Inc. *	253	4,660
DineEquity, Inc.	126	10,700
El Pollo Loco Holdings, Inc. *	260	3,151
Eldorado Resorts, Inc. *	194	2,002
Empire Resorts, Inc. *	55	804
Fiesta Restaurant Group, Inc. *	203	7,389
Grand Canyon Education, Inc. *	446	16,792
Houghton Mifflin Harcourt Co. *	891	15,895
International Speedway Corp., Class A	4,206	143,593
Interval Leisure Group, Inc.	313	3,687
Intrawest Resorts Holdings, Inc. *	119	1,001
Isle of Capri Casinos, Inc. *	233	2,950
J Alexander's Holdings, Inc. *	62	585
Jack in the Box, Inc.	320	24,845
K12, Inc. *	350	3,216
Kona Grill, Inc. *	71	1,154
Krispy Kreme Doughnuts, Inc. *	17,280	253,325
La Quinta Holdings, Inc. *	541	6,135
Liberty Tax, Inc.	105	2,252
LifeLock, Inc. *	570	6,829
Marriott Vacations Worldwide Corp.	253	12,496
Monarch Casino & Resort, Inc. *	67	1,387
Morgans Hotel Group Co. *	452	764
Noodles & Co. *	96	1,156
Papa John's International, Inc.	290	13,847
Papa Murphy's Holdings, Inc. *	70	664
Penn National Gaming, Inc. *	663	9,368
Pinnacle Entertainment, Inc. *	548	16,736
Popeyes Louisiana Kitchen, Inc. *	234	14,421
Potbelly Corp. *	114	1,220
Red Robin Gourmet Burgers, Inc. *	166	10,249
Regis Corp. *	305	4,557
Scientific Games Corp., Class A *	423	2,504
SeaWorld Entertainment, Inc.	582	11,093
Shake Shack, Inc., Class A *	23	795
Sonic Corp.	550	16,159
Sotheby's	501	11,768
Speedway Motorsports, Inc.	96	1,812
Strayer Education, Inc. *	108	5,766
Texas Roadhouse, Inc.	423	15,579
The Cheesecake Factory, Inc.	323	15,601
The Habit Restaurants, Inc., Class A *	43	883

    5

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
The Marcus Corp.	350	6,629
Universal Technical Institute, Inc.	400	1,532
Vail Resorts, Inc.	242	30,250
Weight Watchers International, Inc. *	200	2,538
Zoe's Kitchen, Inc. *	37	1,028
		917,965
Diversified Financials 1.9%
Arlington Asset Investment Corp., Class A	230	2,553
Ashford, Inc. *	10	531
Associated Capital Group, Inc., Class A *	30	812
BGC Partners, Inc., Class A	1,225	11,209
Calamos Asset Management, Inc., Class A	525	5,035
Cash America International, Inc.	192	5,748
Cohen & Steers, Inc.	135	4,080
Cowen Group, Inc., Class A *	568	1,624
Diamond Hill Investment Group, Inc.	21	3,550
Encore Capital Group, Inc. *	184	4,217
Enova International, Inc. *	261	1,454
Evercore Partners, Inc., Class A	278	12,557
EZCORP, Inc., Class A *	574	1,745
Fifth Street Asset Management, Inc.	40	84
Financial Engines, Inc.	484	13,054
First Cash Financial Services, Inc. *	309	10,970
FNFV Group *	360	3,377
Gain Capital Holdings, Inc.	179,891	1,252,041
GAMCO Investors, Inc., Class A	30	872
Green Dot Corp., Class A *	85	1,510
Greenhill & Co., Inc.	139	3,305
HFF, Inc., Class A *	301	8,600
INTL FCStone, Inc. *	26	733
Investment Technology Group, Inc.	361	6,213
Janus Capital Group, Inc.	948	11,935
KCG Holdings, Inc., Class A *	502	5,130
Ladenburg Thalmann Financial Services, Inc. *	1,958	4,601
MarketAxess Holdings, Inc.	329	38,240
Marlin Business Services Corp.	80	1,254
Medley Management, Inc., Class A	121	742
Moelis & Co., Class A	51	1,297
Nelnet, Inc., Class A	172	5,585
NewStar Financial, Inc. *	255	1,953
OM Asset Management plc	80	905
On Deck Capital, Inc. *	115	911
Oppenheimer Holdings, Inc., Class A	71	1,088
PICO Holdings, Inc. *	73,508	645,400
Piper Jaffray Cos. *	236	8,024
PRA Group, Inc. *	445	13,239
Pzena Investment Management, Inc., Class A	326	2,510
Regional Management Corp. *	66	875
Resource America, Inc., Class A	210	916
Safeguard Scientifics, Inc. *	390	5,070
Solar Capital Ltd.	37,630	610,359
Stifel Financial Corp. *	435	14,555
The JG Wentworth Co., Class A *	65	91
Tiptree Financial, Inc., Class A	206	1,325
Virtu Financial, Inc., Class A	62	1,407
Security	Number of Shares	Value ($)
Virtus Investment Partners, Inc.	53	4,664
Westwood Holdings Group, Inc.	44	2,086
WisdomTree Investments, Inc.	942	11,304
World Acceptance Corp. *	106	3,068
ZAIS Group Holdings, Inc. *	131	825
		2,755,233
Energy 4.8%
Abraxas Petroleum Corp. *	646	736
Adams Resources & Energy, Inc.	80	2,694
Alon USA Energy, Inc.	209	2,629
Archrock, Inc.	687	4,122
Ardmore Shipping Corp.	54	548
Atwood Oceanics, Inc.	638	3,911
Basic Energy Services, Inc. *	197	453
Bill Barrett Corp. *	355	1,313
Bonanza Creek Energy, Inc. *	543	1,548
Bristow Group, Inc.	308	7,164
C&J Energy Services Ltd. *	545	1,341
Callon Petroleum Co. *	656	4,494
CARBO Ceramics, Inc.	192	3,178
Carrizo Oil & Gas, Inc. *	495	13,429
Clayton Williams Energy, Inc. *	50	859
Clean Energy Fuels Corp. *	428	1,147
Cloud Peak Energy, Inc. *	604	906
Contango Oil & Gas Co. *	98	628
Delek US Holdings, Inc.	515	8,765
DHT Holdings, Inc.	1,141	6,595
Dorian LPG Ltd. *	57,756	611,058
Earthstone Energy, Inc. *	75	920
Eclipse Resources Corp. *	258	312
Energy Fuels, Inc. *	294	688
Energy XXI Ltd.	1,132	982
Era Group, Inc. *	36,403	334,180
Erin Energy Corp. *	327	867
Evolution Petroleum Corp.	368	1,715
EXCO Resources, Inc. *	1,244	1,480
Exterran Corp. *	343	5,666
Fairmount Santrol Holdings, Inc. *	159	390
Forum Energy Technologies, Inc. *	710	7,959
Frontline Ltd.	849	1,851
GasLog Ltd.	429	3,205
Gastar Exploration, Inc. *	637	758
Geospace Technologies Corp. *	127	1,373
Golar LNG Ltd.	55,786	1,038,735
Green Plains, Inc.	171	3,240
Halcon Resources Corp. *	535	294
Hallador Energy Co.	121	603
Helix Energy Solutions Group, Inc. *	1,143	4,606
Hornbeck Offshore Services, Inc. *	271	2,203
Independence Contract Drilling, Inc. *	167	676
InterOil Corp. *	49,915	1,522,407
ION Geophysical Corp. *	1,487	669
Isramco, Inc. *	35	2,774
Jones Energy, Inc., Class A *	151	319
Key Energy Services, Inc. *	1,526	489
Matador Resources Co. *	665	10,660
McDermott International, Inc. *	2,022	5,581
Natural Gas Services Group, Inc. *	230	4,352
Navios Maritime Acquisition Corp.	707	1,612
Newpark Resources, Inc. *	427	2,079

6

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nordic American Offshore Ltd. *	196	794
Nordic American Tankers Ltd.	364	4,626
North Atlantic Drilling Ltd. *	40	72
Northern Oil & Gas, Inc. *	487	1,607
Oasis Petroleum, Inc. *	1,145	6,126
Oil States International, Inc. *	237	6,690
Pacific Ethanol, Inc. *	20	70
Panhandle Oil & Gas, Inc., Class A	112	1,616
Par Pacific Holdings, Inc. *	66	1,579
Parker Drilling Co. *	1,022	1,400
Parsley Energy, Inc., Class A *	518	9,977
PDC Energy, Inc. *	402	22,862
Peabody Energy Corp.	38	169
PHI, Inc. - Non Voting Shares *	154	2,792
Pioneer Energy Services Corp. *	565	774
Renewable Energy Group, Inc. *	128	887
REX American Resources Corp. *	47	2,511
Rex Energy Corp. *	550	409
RigNet, Inc. *	67	978
Ring Energy, Inc. *	107	592
RSP Permian, Inc. *	48,595	1,144,412
Sanchez Energy Corp. *	321	1,162
Scorpio Tankers, Inc.	186,214	1,135,905
SEACOR Holdings, Inc. *	18,464	849,529
SemGroup Corp., Class A	335	7,417
Seventy Seven Energy, Inc. *	275	118
Ship Finance International Ltd.	691	9,252
Solazyme, Inc. *	781	1,289
Stone Energy Corp. *	432	1,331
Synergy Resources Corp. *	640	4,058
Teekay Tankers Ltd., Class A	1,335	6,101
Tesco Corp.	40,100	272,680
TETRA Technologies, Inc. *	860	5,323
Tidewater, Inc.	355	1,885
TransAtlantic Petroleum Ltd. *	161	153
Triangle Petroleum Corp. *	903	410
Ultra Petroleum Corp. *	774	1,749
Unit Corp. *	178	1,857
Uranium Energy Corp. *	861	823
US Silica Holdings, Inc.	493	9,194
W&T Offshore, Inc. *	247	482
Western Refining, Inc.	532	17,503
Westmoreland Coal Co. *	151	843
		7,181,170
Food & Staples Retailing 0.1%
Casey's General Stores, Inc.	321	38,758
Fairway Group Holdings Corp. *	350	133
Ingles Markets, Inc., Class A	68	2,609
Natural Grocers by Vitamin Cottage, Inc. *	79	1,423
PriceSmart, Inc.	184	14,087
Smart & Final Stores, Inc. *	81	1,302
SpartanNash, Co.	442	9,070
SUPERVALU, Inc. *	1,518	6,907
The Andersons, Inc.	191	5,598
The Chefs' Warehouse, Inc. *	99	1,302
The Fresh Market, Inc. *	352	6,744
United Natural Foods, Inc. *	332	11,627
Security	Number of Shares	Value ($)
Village Super Market, Inc., Class A	150	3,939
Weis Markets, Inc.	99	4,021
		107,520
Food, Beverage & Tobacco 1.3%
Alico, Inc.	40	1,215
Arcadia Biosciences, Inc. *	233	687
B&G Foods, Inc.	316	11,509
Cal-Maine Foods, Inc.	262	13,223
Calavo Growers, Inc.	64	3,312
Castle Brands, Inc. *	952	1,085
Coca-Cola Bottling Co. Consolidated	28	4,925
Craft Brew Alliance, Inc. *	211	1,808
Darling Ingredients, Inc. *	1,615	14,519
Dean Foods Co.	802	16,024
Diamond Foods, Inc. *	176	6,459
Farmer Brothers Co. *	120	3,344
Fresh Del Monte Produce, Inc.	257	10,488
Freshpet, Inc. *	70	416
Inventure Foods, Inc. *	208	1,169
J&J Snack Foods Corp.	97	10,474
John B. Sanfilippo & Son, Inc.	86	5,159
Lancaster Colony Corp.	179	18,201
Lifeway Foods, Inc. *	98	1,256
Limoneira Co.	88	1,107
MGP Ingredients, Inc.	87	1,947
National Beverage Corp. *	184	7,607
Post Holdings, Inc. *	18,593	1,087,690
Sanderson Farms, Inc.	123	9,990
Seaboard Corp. *	2	5,754
Seneca Foods Corp., Class A *	55	1,520
Snyder's-Lance, Inc.	528	16,669
The Boston Beer Co., Inc., Class A *	82	14,699
The Hain Celestial Group, Inc. *	17,498	636,577
Tootsie Roll Industries, Inc.	56	1,838
TreeHouse Foods, Inc. *	321	25,475
Universal Corp.	104	5,692
Vector Group Ltd.	628	14,645
		1,956,483
Health Care Equipment & Services 9.3%
AAC Holdings, Inc. *	34	607
Abaxis, Inc.	162	7,055
ABIOMED, Inc. *	8,713	743,480
Acadia Healthcare Co., Inc. *	15,543	948,589
Accuray, Inc. *	764	4,072
Aceto Corp.	352	8,043
Adeptus Health, Inc., Class A *	6,223	293,601
Air Methods Corp. *	218	8,489
Alliance HealthCare Services, Inc. *	105	785
Allscripts Healthcare Solutions, Inc. *	99,670	1,373,453
Almost Family, Inc. *	4,827	184,585
Amedisys, Inc. *	328	11,726
AMN Healthcare Services, Inc. *	33,286	937,667
Amsurg Corp. *	8,258	604,403
Analogic Corp.	146	10,814
AngioDynamics, Inc. *	88	996
Anika Therapeutics, Inc. *	42	1,580
Antares Pharma, Inc. *	419	515
AtriCure, Inc. *	367	6,415

    7

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Atrion Corp.	18	6,759
BioScrip, Inc. *	891	1,595
BioTelemetry, Inc. *	148	1,397
Cantel Medical Corp.	294	17,455
Capital Senior Living Corp. *	243	4,454
Cardiovascular Systems, Inc. *	172	1,453
Castlight Health, Inc., Class B *	117	387
Cerus Corp. *	591	3,209
Chemed Corp.	162	22,732
Civitas Solutions, Inc. *	12,029	289,418
Computer Programs & Systems, Inc.	180	9,455
CONMED Corp.	284	10,491
Connecture, Inc. *	77	182
Corindus Vascular Robotics, Inc. *	337	677
CorVel Corp. *	15,948	727,548
Cross Country Healthcare, Inc. *	21,745	313,128
Cutera, Inc. *	46	517
Cynosure, Inc., Class A *	51	1,846
Diplomat Pharmacy, Inc. *	183	4,979
EndoChoice Holdings, Inc. *	5,155	30,982
Endologix, Inc. *	571	4,071
Entellus Medical, Inc. *	56	933
Exactech, Inc. *	178	3,562
ExamWorks Group, Inc. *	396	10,874
Five Star Quality Care, Inc. *	326	828
Genesis Healthcare, Inc. *	239	430
GenMark Diagnostics, Inc. *	323	1,709
Globus Medical, Inc., Class A *	33,303	830,910
Greatbatch, Inc. *	161	6,216
Haemonetics Corp. *	33,068	1,046,272
Halyard Health, Inc. *	474	11,755
Hanger, Inc. *	356	4,802
HealthEquity, Inc. *	159	3,427
HealthSouth Corp.	23,147	828,431
HealthStream, Inc. *	236	5,168
Healthways, Inc. *	78	917
HeartWare International, Inc. *	144	5,780
Hill-Rom Holdings, Inc.	18,882	922,952
HMS Holdings Corp. *	647	7,796
ICU Medical, Inc. *	5,692	547,855
Imprivata, Inc. *	89	1,037
Inogen, Inc. *	33	1,097
Insulet Corp. *	426	14,135
Integra LifeSciences Holdings Corp. *	258	15,854
Invacare Corp.	65	1,002
InVivo Therapeutics Holdings Corp. *	83	368
iRadimed Corp. *	63	1,225
K2M Group Holdings, Inc. *	60	853
Kindred Healthcare, Inc.	814	7,863
Landauer, Inc.	74	2,267
LDR Holding Corp. *	85	1,561
LeMaitre Vascular, Inc.	134	1,956
LHC Group, Inc. *	187	7,091
LivaNova plc *	288	16,122
Magellan Health, Inc. *	249	14,193
Masimo Corp. *	253	9,298
Medidata Solutions, Inc. *	503	21,493
Meridian Bioscience, Inc.	239	4,601
Merit Medical Systems, Inc. *	495	8,192
Molina Healthcare, Inc. *	306	16,803
National HealthCare Corp.	93	5,873
National Research Corp., Class A	104	1,569
Security	Number of Shares	Value ($)
Natus Medical, Inc. *	354	12,489
Neogen Corp. *	304	15,863
Nevro Corp. *	55	3,399
Nobilis Health Corp. *	215	454
NuVasive, Inc. *	393	18,125
NxStage Medical, Inc. *	61,628	1,166,002
Omnicell, Inc. *	386	10,804
Orthofix International N.V. *	107	4,223
Owens & Minor, Inc.	643	22,280
Oxford Immunotec Global plc *	100	1,162
PharMerica Corp. *	382	11,342
Press Ganey Holdings, Inc. *	55	1,625
Quality Systems, Inc.	250	3,278
Quidel Corp. *	62	1,057
Rockwell Medical, Inc. *	418	2,617
RTI Surgical, Inc. *	213	684
SeaSpine Holdings Corp. *	86	1,244
Second Sight Medical Products, Inc. *	168	776
Select Medical Holdings Corp.	1,001	9,540
Sientra, Inc. *	57	483
STAAR Surgical Co. *	395	2,579
STERIS plc	10,225	707,979
Surgical Care Affiliates, Inc. *	37	1,579
SurModics, Inc. *	218	4,349
Tandem Diabetes Care, Inc. *	124	1,117
Team Health Holdings, Inc. *	491	20,067
The Ensign Group, Inc.	330	7,409
The Providence Service Corp. *	187	8,303
The Spectranetics Corp. *	535	6,447
TransEnterix, Inc. *	315	869
Trinity Biotech plc ADR	57,349	607,326
Trupanion, Inc. *	171	1,421
U.S. Physical Therapy, Inc.	27	1,381
Unilife Corp. *	555	498
Universal American Corp.	236	1,492
Utah Medical Products, Inc.	34	1,917
Vascular Solutions, Inc. *	225	6,156
Veracyte, Inc. *	126	817
Vocera Communications, Inc. *	111	1,597
WellCare Health Plans, Inc. *	307	23,326
West Pharmaceutical Services, Inc.	547	31,299
Wright Medical Group N.V. *	555	11,072
Zeltiq Aesthetics, Inc. *	164	3,808
		13,734,935
Household & Personal Products 0.0%
Central Garden & Pet Co., Class A *	440	6,081
HRG Group, Inc. *	477	5,791
Inter Parfums, Inc.	107	2,873
Natural Health Trends Corp.	33	658
Nature's Sunshine Products, Inc.	105	901
Nutraceutical International Corp. *	84	1,991
Oil-Dri Corp. of America	61	2,287
Revlon, Inc., Class A *	69	2,051
Synutra International, Inc. *	329	1,632
USANA Health Sciences, Inc. *	63	7,995
WD-40 Co.	99	10,227
		42,487

8

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 1.4%
Ambac Financial Group, Inc. *	456	6,402
American Equity Investment Life Holding Co.	734	13,351
AMERISAFE, Inc.	7,691	392,318
Argo Group International Holdings Ltd.	185	10,514
Atlas Financial Holdings, Inc. *	74	1,289
Baldwin & Lyons, Inc., Class B	70	1,731
Citizens, Inc. *	419	2,715
CNO Financial Group, Inc.	1,627	28,310
Crawford & Co., Class B	204	928
Donegal Group, Inc., Class A	120	1,693
eHealth, Inc. *	289	3,032
EMC Insurance Group, Inc.	96	2,233
Employers Holdings, Inc.	297	7,398
Enstar Group Ltd. *	83	13,243
FBL Financial Group, Inc., Class A	152	9,281
Federated National Holding Co.	70	1,732
Fidelity & Guaranty Life	60	1,503
First American Financial Corp.	720	24,746
Global Indemnity plc *	72	2,165
Greenlight Capital Re Ltd., Class A *	42	816
Hallmark Financial Services, Inc. *	183	1,995
HCI Group, Inc.	177	5,885
Heritage Insurance Holdings, Inc.	64	1,269
Horace Mann Educators Corp.	328	10,076
Independence Holding Co.	146	2,240
Infinity Property & Casualty Corp.	74	5,875
James River Group Holdings Ltd.	58	1,967
Kemper Corp.	333	11,509
Maiden Holdings Ltd.	470	6,016
MBIA, Inc. *	529	3,523
National General Holdings Corp.	189	3,740
National Interstate Corp.	57	1,398
National Western Life Group, Inc., Class A	9	2,077
Patriot National, Inc. *	90	597
Primerica, Inc.	28,937	1,302,454
RLI Corp.	420	24,906
Safety Insurance Group, Inc.	100	5,642
Selective Insurance Group, Inc.	571	17,878
State Auto Financial Corp.	93	2,030
State National Cos., Inc.	8,034	79,135
Stewart Information Services Corp.	81	2,872
Symetra Financial Corp.	726	23,247
The Navigators Group, Inc. *	89	7,797
Third Point Reinsurance Ltd. *	394	4,590
United Fire Group, Inc.	216	8,344
United Insurance Holdings Corp.	4	62
Universal Insurance Holdings, Inc.	89	1,668
		2,064,192
Materials 2.5%
A. Schulman, Inc.	317	8,026
AEP Industries, Inc.	26	2,201
AK Steel Holding Corp. *	1,714	3,497
American Vanguard Corp.	404	4,549
Axiall Corp.	538	9,646
Balchem Corp.	318	17,853
Berry Plastics Group, Inc. *	1,031	32,064
Security	Number of Shares	Value ($)
Boise Cascade Co. *	190	3,925
Calgon Carbon Corp.	171	2,768
Carpenter Technology Corp.	411	11,409
Century Aluminum Co. *	557	2,629
Chase Corp.	76	3,492
Chemtura Corp. *	497	13,041
Clearwater Paper Corp. *	229	8,968
Cliffs Natural Resources, Inc. *	303	488
Coeur Mining, Inc. *	993	2,195
Commercial Metals Co.	593	8,255
Core Molding Technologies, Inc. *	63	682
Deltic Timber Corp.	19,316	1,060,835
Ferro Corp. *	1,029	9,559
Ferroglobe plc	678	5,763
Flotek Industries, Inc. *	556	3,714
FutureFuel Corp.	348	4,357
Greif, Inc., Class A	30,349	802,124
H.B. Fuller Co.	262	9,752
Handy & Harman Ltd. *	99	1,685
Hawkins, Inc.	42	1,574
Haynes International, Inc.	111	3,552
Headwaters, Inc. *	417	6,659
Hecla Mining Co.	2,963	5,511
Horsehead Holding Corp. *	332	85
Innophos Holdings, Inc.	249	6,651
Innospec, Inc.	159	7,926
Intrepid Potash, Inc. *	155	338
Kaiser Aluminum Corp.	73	5,675
KapStone Paper & Packaging Corp.	467	6,902
KMG Chemicals, Inc.	78	1,799
Koppers Holdings, Inc. *	252	4,266
Kraton Performance Polymers, Inc. *	464	6,812
Kronos Worldwide, Inc.	152	714
Louisiana-Pacific Corp. *	1,079	16,962
LSB Industries, Inc. *	253	1,417
Materion Corp.	153	3,747
Minerals Technologies, Inc.	278	11,395
Neenah Paper, Inc.	178	10,758
Olin Corp.	1,252	21,209
Olympic Steel, Inc.	76	710
OMNOVA Solutions, Inc. *	151	793
P.H. Glatfelter Co.	505	7,454
PolyOne Corp.	558	15,099
Quaker Chemical Corp.	100	7,501
Rayonier Advanced Materials, Inc.	90	630
Real Industry, Inc. *	110	704
Rentech, Inc. *	265	517
Ryerson Holding Corp. *	157	531
Schnitzer Steel Industries, Inc., Class A	366	4,923
Schweitzer-Mauduit International, Inc.	284	11,928
Sensient Technologies Corp.	25,294	1,509,293
Stepan Co.	43	1,933
Stillwater Mining Co. *	807	5,286
Summit Materials, Inc., Class A *	179	2,841
SunCoke Energy, Inc.	828	3,130
TimkenSteel Corp.	105	946
Trecora Resources *	384	4,040
Tredegar Corp.	361	4,740
Trinseo S.A. *	52	1,237
Tronox Ltd., Class A	768	2,742
United States Lime & Minerals, Inc.	34	1,869
US Concrete, Inc. *	109	4,957

    9

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Valhi, Inc.	221	263
Worthington Industries, Inc.	417	12,756
		3,764,252
Media 1.2%
AMC Entertainment Holdings, Inc., Class A	133	2,899
Carmike Cinemas, Inc. *	244	5,412
Central European Media Enterprises Ltd., Class A *	775	1,999
Crown Media Holdings, Inc., Class A *	678	3,044
Cumulus Media, Inc., Class A *	1,288	338
Daily Journal Corp. *	23	4,428
DreamWorks Animation SKG, Inc., Class A *	362	9,282
Entercom Communications Corp., Class A *	610	6,399
Eros International plc *	135	1,187
Global Eagle Entertainment, Inc. *	224	2,262
Gray Television, Inc. *	326	4,287
Hemisphere Media Group, Inc. *	122	1,757
IMAX Corp. *	554	17,207
Journal Media Group, Inc.	265	3,185
Loral Space & Communications, Inc. *	92	3,178
MDC Partners, Inc., Class A	381	7,445
Media General, Inc. *	608	9,874
Meredith Corp.	257	10,874
National CineMedia, Inc.	32,527	508,722
New Media Investment Group, Inc.	64,612	1,119,080
Nexstar Broadcasting Group, Inc., Class A	314	14,196
Reading International, Inc., Class A *	278	3,019
Rentrak Corp. *	82	3,646
Saga Communications, Inc., Class A	146	6,119
Scholastic Corp.	266	9,132
SFX Entertainment, Inc. *	382	50
Sinclair Broadcast Group, Inc., Class A	666	21,978
Sizmek, Inc. *	490	1,671
The E.W. Scripps Co., Class A	662	12,565
The New York Times Co., Class A	1,064	14,066
Time, Inc.	786	11,790
Townsquare Media, Inc., Class A *	107	1,006
Tribune Publishing Co.	88	822
		1,822,919
Pharmaceuticals, Biotechnology & Life Sciences 6.2%
Abeona Therapeutics, Inc. *	227	592
ACADIA Pharmaceuticals, Inc. *	664	13,738
Accelerate Diagnostics, Inc. *	200	2,962
Acceleron Pharma, Inc. *	145	4,452
Achillion Pharmaceuticals, Inc. *	1,336	9,031
Acorda Therapeutics, Inc. *	448	16,495
Adamas Pharmaceuticals, Inc. *	54	926
Aduro Biotech, Inc. *	40	579
Advaxis, Inc. *	71	484
Aegerion Pharmaceuticals, Inc. *	137	970
Aerie Pharmaceuticals, Inc. *	85	1,406
Affimed N.V. *	109	362
Affymetrix, Inc. *	753	10,565
Agenus, Inc. *	449	1,414
Security	Number of Shares	Value ($)
Agile Therapeutics, Inc. *	161	982
Akebia Therapeutics, Inc. *	66	484
Akorn, Inc. *	5,166	134,264
Albany Molecular Research, Inc. *	46,083	752,075
Alder Biopharmaceuticals, Inc. *	97	2,345
Alimera Sciences, Inc. *	304	702
AMAG Pharmaceuticals, Inc. *	279	6,392
Amicus Therapeutics, Inc. *	1,196	7,224
Amphastar Pharmaceuticals, Inc. *	80	964
Anacor Pharmaceuticals, Inc. *	306	22,990
ANI Pharmaceuticals, Inc. *	59	1,889
Anthera Pharmaceuticals, Inc. *	171	552
Applied Genetic Technologies Corp. *	57	833
Aratana Therapeutics, Inc. *	208	701
Ardelyx, Inc. *	91	947
Arena Pharmaceuticals, Inc. *	2,410	3,639
ARIAD Pharmaceuticals, Inc. *	1,930	9,689
Array BioPharma, Inc. *	968	2,991
Arrowhead Research Corp. *	1,262	4,392
Assembly Biosciences, Inc. *	87	445
Asterias Biotherapeutics, Inc. *	325	1,043
Atara Biotherapeutics, Inc. *	169	3,059
aTyr Pharma, Inc. *	66	349
Avalanche Biotechnologies, Inc. *	87	522
Bellicum Pharmaceuticals, Inc. *	65	735
BioCryst Pharmaceuticals, Inc. *	486	3,387
BioDelivery Sciences International, Inc. *	473	1,916
BioSpecifics Technologies Corp. *	132	5,040
BioTime, Inc. *	43	104
Blueprint Medicines Corp. *	52	817
Calithera Biosciences, Inc. *	175	875
Cambrex Corp. *	216	7,482
Cara Therapeutics, Inc. *	341	3,069
Carbylan Therapeutics, Inc. *	203	493
Catalent, Inc. *	636	14,965
Catalyst Pharmaceuticals, Inc. *	350	651
Celldex Therapeutics, Inc. *	944	7,835
Cellular Biomedicine Group, Inc. *	40	552
Cempra, Inc. *	186	3,205
Cepheid *	620	18,259
Charles River Laboratories International, Inc. *	16,840	1,250,033
ChemoCentryx, Inc. *	35	130
Chimerix, Inc. *	283	2,179
Cidara Therapeutics, Inc. *	101	1,178
Clovis Oncology, Inc. *	235	4,916
Coherus Biosciences, Inc. *	53	703
Collegium Pharmaceutical, Inc. *	77	1,311
Concert Pharmaceuticals, Inc. *	89	1,359
Corcept Therapeutics, Inc. *	907	3,311
Corium International, Inc. *	104	604
CorMedix, Inc. *	298	530
CTI BioPharma, Corp. *	1,000	1,260
Curis, Inc. *	479	786
Cytokinetics, Inc. *	29	223
CytRx Corp. *	506	931
Depomed, Inc. *	571	8,759
Dermira, Inc. *	88	2,464
Dicerna Pharmaceuticals, Inc. *	3	20
Durect Corp. *	581	697
Dynavax Technologies Corp. *	416	10,021

10

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Eagle Pharmaceuticals, Inc. *	6,738	484,462
Emergent BioSolutions, Inc. *	205	7,503
Enanta Pharmaceuticals, Inc. *	193	4,960
Endocyte, Inc. *	91	305
Epizyme, Inc. *	125	1,136
Esperion Therapeutics, Inc. *	54	804
Exact Sciences Corp. *	739	4,855
Exelixis, Inc. *	2,297	10,612
Fibrocell Science, Inc. *	127	326
FibroGen, Inc. *	207	4,198
Five Prime Therapeutics, Inc. *	157	5,644
Flex Pharma, Inc. *	73	607
Flexion Therapeutics, Inc. *	69	1,068
Fluidigm Corp. *	308	2,067
Foamix Pharmaceuticals Ltd. *	123	797
Foundation Medicine, Inc. *	105	1,532
Galena Biopharma, Inc. *	1,426	955
Genocea Biosciences, Inc. *	112	348
Genomic Health, Inc. *	284	8,179
Geron Corp. *	1,639	4,999
Halozyme Therapeutics, Inc. *	1,029	9,055
Harvard Bioscience, Inc. *	268	796
Heron Therapeutics, Inc. *	194	4,072
Heska Corp. *	49	1,831
Horizon Pharma plc *	41,841	732,218
ICON plc *	12,061	796,870
Idera Pharmaceuticals, Inc. *	589	1,143
Ignyta, Inc. *	87	868
Immune Design, Corp. *	60	628
ImmunoGen, Inc. *	886	7,522
Immunomedics, Inc. *	1,236	2,324
Impax Laboratories, Inc. *	640	23,981
INC Research Holdings, Inc., Class A *	36	1,517
Infinity Pharmaceuticals, Inc. *	481	2,987
Innoviva, Inc.	857	8,587
Inovio Pharmaceuticals, Inc. *	556	3,714
Insmed, Inc. *	332	4,382
Insys Therapeutics, Inc. *	277	4,806
Intersect ENT, Inc. *	206	3,673
Intra-Cellular Therapies, Inc. *	139	5,154
Invitae Corp. *	96	672
Ironwood Pharmaceuticals, Inc. *	1,330	12,276
Karyopharm Therapeutics, Inc. *	111	690
Keryx Biopharmaceuticals, Inc. *	1,269	4,480
Kite Pharma, Inc. *	154	7,313
La Jolla Pharmaceutical Co. *	64	1,133
Lannett Co., Inc. *	294	7,500
Lexicon Pharmaceuticals, Inc. *	586	5,971
Ligand Pharmaceuticals, Inc. *	171	17,095
Lion Biotechnologies, Inc. *	150	899
Loxo Oncology, Inc. *	107	2,211
Luminex Corp. *	206	3,953
MacroGenics, Inc. *	170	3,422
MannKind Corp. *	2,185	2,179
Medgenics, Inc. *	226	814
Merrimack Pharmaceuticals, Inc. *	1,255	7,743
MiMedx Group, Inc. *	749	6,232
Mirati Therapeutics, Inc. *	77	1,658
Momenta Pharmaceuticals, Inc. *	637	7,912
Myriad Genetics, Inc. *	585	22,797
NanoString Technologies, Inc. *	94	1,311
Navidea Biopharmaceuticals, Inc. *	766	636
Security	Number of Shares	Value ($)
Nektar Therapeutics *	990	13,504
NeoGenomics, Inc. *	263	1,794
Neurocrine Biosciences, Inc. *	737	31,359
NewLink Genetics Corp. *	187	4,555
Northwest Biotherapeutics, Inc. *	454	963
Novavax, Inc. *	2,608	13,431
Ocata Therapeutics, Inc. *	270	2,279
Ocular Therapeutix, Inc. *	66	404
Omeros Corp. *	73,700	795,223
Oncocyte Corp. *	2	8
OncoMed Pharmaceuticals, Inc. *	102	944
Oncothyreon, Inc. *	612	814
Ophthotech Corp. *	169	9,158
Orexigen Therapeutics, Inc. *	1,156	2,116
Organovo Holdings, Inc. *	547	1,072
Osiris Therapeutics, Inc. *	165	1,181
Otonomy, Inc. *	64	955
OvaScience, Inc. *	118	667
Pacific Biosciences of California, Inc. *	418	4,468
Pacira Pharmaceuticals, Inc. *	11,755	698,482
Paratek Pharmaceuticals, Inc. *	55	804
PAREXEL International Corp. *	489	31,276
PDL BioPharma, Inc.	437	1,372
Peregrine Pharmaceuticals, Inc. *	2,024	1,984
Pernix Therapeutics Holdings, Inc. *	319	695
Pfenex, Inc. *	76	674
Phibro Animal Health Corp., Class A	36,984	1,240,813
Portola Pharmaceuticals, Inc. *	280	9,248
POZEN, Inc. *	383	2,509
PRA Health Sciences, Inc. *	11,185	481,850
Prestige Brands Holdings, Inc. *	496	23,153
Progenics Pharmaceuticals, Inc. *	448	1,868
Proteon Therapeutics, Inc. *	89	830
Prothena Corp. plc *	221	8,608
PTC Therapeutics, Inc. *	208	4,955
Radius Health, Inc. *	190	6,086
Raptor Pharmaceutical Corp. *	660	2,706
Regulus Therapeutics, Inc. *	229	1,324
Relypsa, Inc. *	192	3,617
Repligen Corp. *	149	3,300
Retrophin, Inc. *	196	2,934
Revance Therapeutics, Inc. *	57	1,182
Rigel Pharmaceuticals, Inc. *	997	2,742
Sage Therapeutics, Inc. *	91	3,056
Sagent Pharmaceuticals, Inc. *	189	2,856
Sangamo BioSciences, Inc. *	652	3,945
Sarepta Therapeutics, Inc. *	593	7,045
SciClone Pharmaceuticals, Inc. *	423	3,380
Sequenom, Inc. *	797	1,283
Sorrento Therapeutics, Inc. *	86	452
Spark Therapeutics, Inc. *	22	620
Spectrum Pharmaceuticals, Inc. *	126	625
Stemline Therapeutics, Inc. *	66	333
Sucampo Pharmaceuticals, Inc., Class A *	245	3,099
Supernus Pharmaceuticals, Inc. *	164	1,860
Synergy Pharmaceuticals, Inc. *	849	3,184
Synta Pharmaceuticals Corp. *	932	228
T2 Biosystems, Inc. *	43	381
Teligent, Inc. *	309	2,219
TESARO, Inc. *	176	6,079
Tetraphase Pharmaceuticals, Inc. *	253	1,376

    11

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TG Therapeutics, Inc. *	269	2,198
The Medicines Co. *	14,513	501,569
TherapeuticsMD, Inc. *	992	7,093
Theravance Biopharma, Inc. *	214	3,514
Threshold Pharmaceuticals, Inc. *	1,100	352
Tobira Therapeutics, Inc. *	77	553
Tokai Pharmaceuticals, Inc. *	98	614
Trevena, Inc. *	221	1,609
Trovagene, Inc. *	140	510
Ultragenyx Pharmaceutical, Inc. *	250	14,038
Vanda Pharmaceuticals, Inc. *	62,910	536,622
Verastem, Inc. *	132	158
Versartis, Inc. *	63	702
Vitae Pharmaceuticals, Inc. *	32	314
Vital Therapies, Inc. *	63	576
VIVUS, Inc. *	1,152	1,164
XBiotech, Inc. *	72	594
Xencor, Inc. *	161	1,742
XenoPort, Inc. *	356	1,769
XOMA Corp. *	1,300	1,313
Zafgen, Inc. *	97	645
ZIOPHARM Oncology, Inc. *	1,146	5,696
Zogenix, Inc. *	73	692
		9,208,596
Real Estate 3.9%
Acadia Realty Trust	571	19,471
Agree Realty Corp.	205	7,569
Alexander & Baldwin, Inc.	485	14,695
Alexander's, Inc.	13	4,745
Altisource Asset Management Corp. *	14	216
Altisource Portfolio Solutions S.A. *	138	3,988
Altisource Residential Corp.	391	3,890
American Assets Trust, Inc.	397	14,844
American Capital Mortgage Investment Corp.	386	5,030
American Residential Properties, Inc.	566	9,588
Anworth Mortgage Asset Corp.	1,734	7,387
Apollo Commercial Real Estate Finance, Inc.	220	3,498
Apollo Residential Mortgage, Inc.	438	4,752
ARMOUR Residential REIT, Inc.	542	10,564
Ashford Hospitality Prime, Inc.	39	429
Ashford Hospitality Trust, Inc.	971	5,399
AV Homes, Inc. *	49	501
Capstead Mortgage Corp.	362	3,381
CareTrust REIT, Inc.	222	2,278
CatchMark Timber Trust, Inc., Class A	121	1,318
Cedar Realty Trust, Inc.	817	5,768
Chatham Lodging Trust	257	4,847
Chesapeake Lodging Trust	553	13,891
Colony Capital, Inc., Class A	912	15,714
Colony Starwood Homes	276	5,939
Consolidated-Tomoka Land Co.	43	1,997
CoreSite Realty Corp.	184	11,802
Corporate Office Properties Trust	25,750	574,225
Cousins Properties, Inc.	1,917	16,524
CubeSmart	1,230	38,487
CyrusOne, Inc.	520	19,162
CYS Investments, Inc.	1,885	12,988
DCT Industrial Trust, Inc.	822	29,419
Security	Number of Shares	Value ($)
DiamondRock Hospitality Co.	71,266	591,508
DuPont Fabros Technology, Inc.	632	20,963
Dynex Capital, Inc.	185	1,110
Easterly Government Properties, Inc.	91	1,622
EastGroup Properties, Inc.	304	16,230
Education Realty Trust, Inc.	30,532	1,193,190
EPR Properties	353	21,162
Equity One, Inc.	405	11,227
FelCor Lodging Trust, Inc.	1,360	9,466
First Industrial Realty Trust, Inc.	890	18,325
First Potomac Realty Trust	864	8,459
Forestar Group, Inc. *	464	4,213
Franklin Street Properties Corp.	580	5,661
FRP Holdings, Inc. *	34	1,032
Government Properties Income Trust	748	10,270
Gramercy Property Trust	3,090	22,588
Great Ajax Corp.	104	1,146
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	202	3,626
Hatteras Financial Corp.	621	7,613
Healthcare Realty Trust, Inc.	810	23,522
Hersha Hospitality Trust	437	7,678
Highwoods Properties, Inc.	859	36,327
Hudson Pacific Properties, Inc.	685	17,406
Independence Realty Trust, Inc.	198	1,348
InfraREIT, Inc. *	91	1,759
Inland Real Estate Corp.	668	7,154
Invesco Mortgage Capital, Inc.	1,302	14,739
Investors Real Estate Trust	593	3,866
iStar, Inc. *	1,093	11,411
Kennedy-Wilson Holdings, Inc.	717	14,541
Kite Realty Group Trust	545	14,442
Ladder Capital Corp.	139	1,529
LaSalle Hotel Properties	867	19,213
Lexington Realty Trust	1,679	12,307
LTC Properties, Inc.	147	6,546
Mack-Cali Realty Corp.	692	14,387
Marcus & Millichap, Inc. *	31	733
Medical Properties Trust, Inc.	1,616	17,776
Monmouth Real Estate Investment Corp.	752	7,731
Monogram Residential Trust, Inc.	862	7,517
National Health Investors, Inc.	318	19,296
National Storage Affiliates Trust	3	52
New Residential Investment Corp.	1,497	17,051
New Senior Investment Group, Inc.	92,798	852,814
New York Mortgage Trust, Inc.	794	3,843
New York REIT, Inc.	1,141	11,729
NexPoint Residential Trust, Inc.	100	1,190
One Liberty Properties, Inc.	123	2,549
Parkway Properties, Inc.	754	10,156
Pebblebrook Hotel Trust	628	15,336
Pennsylvania Real Estate Investment Trust	438	8,576
PennyMac Mortgage Investment Trust	319	4,322
Physicians Realty Trust	681	11,625
Potlatch Corp.	316	9,113
Preferred Apartment Communities, Inc., Class A	7	84
PS Business Parks, Inc.	150	12,987
QTS Realty Trust, Inc., Class A	97	4,481
RAIT Financial Trust	1,290	3,302

12

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ramco-Gershenson Properties Trust	919	15,706
RE/MAX Holdings, Inc., Class A	41	1,428
Redwood Trust, Inc.	597	6,430
Resource Capital Corp.	525	5,470
Retail Opportunity Investments Corp.	1,003	18,545
Rexford Industrial Realty, Inc.	761	12,397
RLJ Lodging Trust	1,055	19,296
Rouse Properties, Inc.	488	8,540
Ryman Hospitality Properties, Inc.	360	16,902
Sabra Health Care REIT, Inc.	485	8,905
Saul Centers, Inc.	143	7,274
Select Income REIT	303	5,727
Silver Bay Realty Trust Corp.	505	7,050
Sovran Self Storage, Inc.	326	36,734
STAG Industrial, Inc.	506	8,567
STORE Capital Corp.	251	6,222
Summit Hotel Properties, Inc.	133,715	1,357,207
Sun Communities, Inc.	430	28,634
Sunstone Hotel Investors, Inc.	1,979	23,510
Tejon Ranch Co. *	287	5,614
Terreno Realty Corp.	337	7,576
The Geo Group, Inc.	710	21,002
The RMR Group, Inc., Class A *	13	271
The St. Joe Co. *	471	7,494
United Development Funding IV	84	846
Universal Health Realty Income Trust	106	5,388
Urban Edge Properties	502	12,199
Urstadt Biddle Properties, Inc., Class A	224	4,547
Washington Real Estate Investment Trust	351	8,856
Western Asset Mortgage Capital Corp.	312	3,061
Xenia Hotels & Resorts, Inc.	764	11,177
		5,736,730
Retailing 4.5%
Abercrombie & Fitch Co., Class A	420	11,021
America's Car-Mart, Inc. *	38	891
American Eagle Outfitters, Inc.	1,683	24,639
Asbury Automotive Group, Inc. *	265	12,476
Ascena Retail Group, Inc. *	102,048	753,114
Barnes & Noble Education, Inc. *	233	2,568
Barnes & Noble, Inc.	369	3,236
bebe stores, Inc.	766	296
Big 5 Sporting Goods Corp.	100	1,217
Big Lots, Inc.	447	17,335
Boot Barn Holdings, Inc. *	47	286
Build-A-Bear Workshop, Inc. *	61	798
Burlington Stores, Inc. *	18,112	973,158
Caleres, Inc.	203	5,457
Chico's FAS, Inc.	1,048	10,889
Christopher & Banks Corp. *	284	491
Citi Trends, Inc.	57	1,178
Conn's, Inc. *	257	3,166
Core-Mark Holding Co., Inc.	210	17,071
Destination XL Group, Inc. *	286	1,230
DSW, Inc., Class A	28,250	678,282
Etsy, Inc. *	101	784
EVINE Live, Inc. *	338	412
Express, Inc. *	532	9,023
Fenix Parts, Inc. *	66	330
Five Below, Inc. *	454	15,994
Security	Number of Shares	Value ($)
Francesca's Holdings Corp. *	499	9,097
Fred's, Inc., Class A	84,950	1,401,675
FTD Cos., Inc. *	208	5,138
Genesco, Inc. *	257	16,998
Group 1 Automotive, Inc.	214	11,481
Guess?, Inc.	358	6,637
Haverty Furniture Cos., Inc.	81	1,535
Hibbett Sports, Inc. *	135	4,342
HSN, Inc.	301	14,165
Kirkland's, Inc.	300	3,549
Lands' End, Inc. *	107	2,330
Liberty TripAdvisor Holdings, Inc., Class A *	564	12,594
Lithia Motors, Inc., Class A	219	16,769
Lumber Liquidators Holdings, Inc. *	132	1,704
MarineMax, Inc. *	149	2,520
Mattress Firm Holding Corp. *	92	3,358
Monro Muffler Brake, Inc.	307	20,185
Nutrisystem, Inc.	331	6,557
Outerwall, Inc.	185	6,253
Overstock.com, Inc. *	66	783
Party City Holdco, Inc. *	69	664
Pier 1 Imports, Inc.	796	3,200
Pool Corp.	384	32,448
Rent-A-Center, Inc.	504	6,864
Restoration Hardware Holdings, Inc. *	9,264	570,848
Select Comfort Corp. *	428	9,014
Shoe Carnival, Inc.	70	1,623
Shutterfly, Inc. *	357	14,869
Sonic Automotive, Inc., Class A	451	7,721
Sportsman's Warehouse Holdings, Inc. *	124	1,626
Stage Stores, Inc.	64,340	534,022
Stein Mart, Inc.	490	3,606
Systemax, Inc. *	93	790
Tailored Brands, Inc.	436	5,978
The Buckle, Inc.	280	7,958
The Cato Corp., Class A	32,506	1,310,967
The Children's Place, Inc.	150	9,765
The Container Store Group, Inc. *	102	441
The Finish Line, Inc., Class A	653	12,368
The Pep Boys - Manny, Moe & Jack *	377	6,971
Tile Shop Holdings, Inc. *	190	2,871
Tilly's, Inc., Class A *	39	253
Tuesday Morning Corp. *	672	3,743
Vitamin Shoppe, Inc. *	264	8,034
VOXX International Corp. *	301	1,291
Wayfair, Inc., Class A *	51	2,305
West Marine, Inc. *	151	1,249
Weyco Group, Inc.	68	1,822
Winmark Corp.	26	2,453
Zumiez, Inc. *	104	1,883
		6,660,659
Semiconductors & Semiconductor Equipment 1.1%
Advanced Energy Industries, Inc. *	353	9,912
Advanced Micro Devices, Inc. *	3,388	7,454
Alpha & Omega Semiconductor Ltd. *	46	439
Ambarella, Inc. *	241	9,563
Amkor Technology, Inc. *	1,019	6,257
Applied Micro Circuits Corp. *	476	2,647

    13

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Axcelis Technologies, Inc. *	1,509	3,954
Brooks Automation, Inc.	30	286
Cabot Microelectronics Corp. *	230	9,347
Cascade Microtech, Inc. *	91	1,442
Cavium, Inc. *	403	23,281
CEVA, Inc. *	286	6,621
Cirrus Logic, Inc. *	600	20,832
Cypress Semiconductor Corp. *	68,121	535,431
Diodes, Inc. *	365	6,982
DSP Group, Inc. *	82	785
Entegris, Inc. *	995	11,602
Exar Corp. *	382	2,101
Fairchild Semiconductor International, Inc. *	1,027	21,043
FormFactor, Inc. *	826	6,864
Inphi Corp. *	306	8,491
Integrated Device Technology, Inc. *	1,233	31,417
Intersil Corp., Class A	930	12,090
Kopin Corp. *	1,298	2,505
Lattice Semiconductor Corp. *	821	3,990
M/A-COM Technology Solutions Holdings, Inc. *	55	2,118
Mattson Technology, Inc. *	426	1,487
MaxLinear, Inc., Class A *	452	6,952
Microsemi Corp. *	20,962	664,495
MKS Instruments, Inc.	405	14,353
Monolithic Power Systems, Inc.	349	21,837
Nanometrics, Inc. *	425	6,005
NeoPhotonics Corp. *	154	1,381
NVE Corp.	36	1,786
PDF Solutions, Inc. *	270	2,924
Photronics, Inc. *	598	7,140
Power Integrations, Inc.	321	15,129
Rambus, Inc. *	914	11,187
Semtech Corp. *	581	11,678
Sigma Designs, Inc. *	117	776
Silicon Laboratories, Inc. *	261	11,902
Synaptics, Inc. *	232	17,008
Tessera Technologies, Inc.	531	15,303
Ultra Clean Holdings, Inc. *	244	1,259
Ultratech, Inc. *	215	4,337
Veeco Instruments, Inc. *	284	5,294
Xcerra Corp. *	528	2,893
		1,572,580
Software & Services 10.4%
6D Global Technologies, Inc. *(d)(e)	209	456
A10 Networks, Inc. *	325	1,924
ACI Worldwide, Inc. *	816	14,606
Actua Corp. *	100,894	954,457
Acxiom Corp. *	571	10,678
Amber Road, Inc. *	204	891
American Software, Inc., Class A	406	3,950
Angie's List, Inc. *	196	1,664
Apigee Corp. *	126	973
Aspen Technology, Inc. *	598	19,399
AVG Technologies N.V. *	261	4,925
Bankrate, Inc. *	376	4,301
Barracuda Networks, Inc. *	64	677
Bazaarvoice, Inc. *	700	2,534
Benefitfocus, Inc. *	40	1,166
Security	Number of Shares	Value ($)
Blackbaud, Inc.	445	27,359
Blackhawk Network Holdings, Inc. *	298	11,232
Blucora, Inc. *	369	3,184
Bottomline Technologies de, Inc. *	508	14,641
Box, Inc., Class A *	78	839
Brightcove, Inc. *	325	1,801
BroadSoft, Inc. *	281	9,613
CACI International, Inc., Class A *	246	20,435
Callidus Software, Inc. *	49,216	759,403
Cardtronics, Inc. *	27,549	848,785
Care.com, Inc. *	115	689
Cass Information Systems, Inc.	37	1,883
ChannelAdvisor Corp. *	195	2,385
Ciber, Inc. *	1,217	3,955
Cimpress N.V. *	301	23,635
Code Rebel Corp. *	46	104
CommVault Systems, Inc. *	340	12,757
comScore, Inc. *	333	12,830
Constant Contact, Inc. *	373	11,791
Convergys Corp.	611	14,933
Cornerstone OnDemand, Inc. *	398	12,215
Criteo S.A. ADR *	43,183	1,277,353
CSG Systems International, Inc.	346	12,089
Cvent, Inc. *	139	3,671
Datalink Corp. *	156	1,120
Demandware, Inc. *	293	12,432
Digimarc Corp. *	61	2,183
Digital Turbine, Inc. *	435	574
EarthLink Holdings Corp.	768	4,547
Ebix, Inc.	202	6,892
Ellie Mae, Inc. *	167	11,662
Endurance International Group Holdings, Inc. *	263	2,414
Envestnet, Inc. *	417	9,779
EPAM Systems, Inc. *	315	23,594
Epiq Systems, Inc.	423	5,296
Euronet Worldwide, Inc. *	460	36,694
Everi Holdings, Inc. *	597	1,678
EVERTEC, Inc.	315	4,328
Everyday Health, Inc. *	96	442
ExlService Holdings, Inc. *	339	14,801
Fair Isaac Corp.	286	27,333
Five9, Inc. *	264	2,199
Fleetmatics Group plc *	15,631	678,542
Forrester Research, Inc.	36,469	1,165,914
Gigamon, Inc. *	23,178	606,105
Globant S.A. *	47	1,430
Glu Mobile, Inc. *	236	522
Gogo, Inc. *	606	8,817
GrubHub, Inc. *	700	13,195
GTT Communications, Inc. *	179	2,665
Guidance Software, Inc. *	162	778
Guidewire Software, Inc. *	458	25,208
Heartland Payment Systems, Inc.	328	30,202
Hortonworks, Inc. *	54	524
HubSpot, Inc. *	6,510	264,241
Imperva, Inc. *	182	9,384
Infoblox, Inc. *	409	6,601
Interactive Intelligence Group, Inc. *	204	4,872
Internap Corp. *	720	2,779
Intralinks Holdings, Inc. *	665	5,360
j2 Global, Inc.	8,505	616,698

14

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Jive Software, Inc. *	257	894
Limelight Networks, Inc. *	612	765
Liquidity Services, Inc. *	38	247
LivePerson, Inc. *	533	3,017
LogMeIn, Inc. *	16,596	866,975
Luxoft Holding, Inc. *	73	5,481
Manhattan Associates, Inc. *	619	35,685
ManTech International Corp., Class A	49	1,413
Marchex, Inc., Class B	207	791
Marin Software, Inc. *	241	817
Marketo, Inc. *	110	2,091
MAXIMUS, Inc.	16,090	858,723
MaxPoint Interactive, Inc. *	171	267
Mentor Graphics Corp.	561	9,750
MicroStrategy, Inc., Class A *	91	15,698
MobileIron, Inc. *	159	587
Model N, Inc. *	157	1,711
ModusLink Global Solutions, Inc. *	891	1,916
MoneyGram International, Inc. *	348	1,844
Monotype Imaging Holdings, Inc.	438	10,924
Monster Worldwide, Inc. *	112,249	560,123
NeuStar, Inc., Class A *	257	6,317
New Relic, Inc. *	43	1,213
NIC, Inc.	599	11,854
OPOWER, Inc. *	124	1,054
Park City Group, Inc. *	110	960
Paycom Software, Inc. *	128	3,859
Paylocity Holding Corp. *	41	1,276
Pegasystems, Inc.	464	10,904
Perficient, Inc. *	203	3,867
PFSweb, Inc. *	2	25
Progress Software Corp. *	195	5,049
Proofpoint, Inc. *	11,759	592,183
PROS Holdings, Inc. *	257	3,156
Q2 Holdings, Inc. *	116	2,513
QAD, Inc., Class A	148	2,739
Qlik Technologies, Inc. *	18,729	468,974
Qualys, Inc. *	152	3,950
QuinStreet, Inc. *	551	2,099
Quotient Technology, Inc. *	219	1,329
RealNetworks, Inc. *	144	521
RealPage, Inc. *	505	9,741
Reis, Inc.	91	2,052
RetailMeNot, Inc. *	299	2,721
RingCentral, Inc., Class A *	24,062	525,033
Rovi Corp. *	471	9,166
Sapiens International Corp. N.V.	293	2,948
Science Applications International Corp.	260	11,081
SciQuest, Inc. *	370	4,710
ServiceSource International, Inc. *	546	2,113
Shutterstock, Inc. *	143	4,131
Silver Spring Networks, Inc. *	299	3,424
SPS Commerce, Inc. *	166	10,836
Stamps.com, Inc. *	148	13,885
Sykes Enterprises, Inc. *	209	6,153
Synchronoss Technologies, Inc. *	298	9,131
Syntel, Inc. *	343	16,238
Take-Two Interactive Software, Inc. *	715	24,811
Tangoe, Inc. *	530	4,436
TeleCommunication Systems, Inc., Class A *	440	2,182
Security	Number of Shares	Value ($)
TeleTech Holdings, Inc.	251	6,704
Textura, Corp. *	171	2,700
The Hackett Group, Inc.	327	4,830
The Rubicon Project, Inc. *	165,898	2,237,964
TiVo, Inc. *	835	6,663
Travelport Worldwide Ltd.	710	7,732
Travelzoo, Inc. *	203	1,646
TrueCar, Inc. *	240	1,555
TubeMogul, Inc. *	94	1,059
Tyler Technologies, Inc. *	270	42,406
Unisys Corp. *	452	4,439
United Online, Inc. *	94	997
Varonis Systems, Inc. *	61	1,148
VASCO Data Security International, Inc. *	211	3,271
Verint Systems, Inc. *	402	14,717
VirnetX Holding Corp. *	369	1,469
Virtusa Corp. *	14,956	668,832
Web.com Group, Inc. *	553	10,413
WebMD Health Corp. *	7,857	401,571
Wix.com Ltd. *	132	2,695
Workiva, Inc. *	103	1,538
XO Group, Inc. *	322	4,798
Xura, Inc. *	58	1,245
Zendesk, Inc. *	452	9,949
		15,330,682
Technology Hardware & Equipment 5.6%
ADTRAN, Inc.	615	11,168
Aerohive Networks, Inc. *	194	910
Agilysys, Inc. *	60	594
Anixter International, Inc. *	145	7,169
Applied Optoelectronics, Inc. *	98	1,604
Avid Technology, Inc. *	246	1,747
AVX Corp.	106	1,217
Badger Meter, Inc.	136	7,593
Bel Fuse, Inc., Class B	120	1,820
Belden, Inc.	34,607	1,478,411
Benchmark Electronics, Inc. *	565	11,865
Black Box Corp.	68	518
CalAmp Corp. *	504	8,568
Checkpoint Systems, Inc.	138	894
Ciena Corp. *	1,030	18,303
Clearfield, Inc. *	106	1,569
Coherent, Inc. *	14,684	1,134,633
Comtech Telecommunications Corp.	298	5,817
Cray, Inc. *	290	11,423
CTS Corp.	39,144	616,518
Diebold, Inc.	40,382	1,119,389
Digi International, Inc. *	149	1,359
DTS, Inc. *	286	6,372
Eastman Kodak Co. *	83	757
Electro Rent Corp.	245	2,141
Electronics For Imaging, Inc. *	14,437	597,403
EMCORE Corp. *	102	618
ePlus, Inc. *	28	2,652
Extreme Networks, Inc. *	1,418	3,914
Fabrinet *	249	6,203
FARO Technologies, Inc. *	117	3,003
FEI Co.	276	19,996
Finisar Corp. *	940	11,938

    15

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
GSI Group, Inc. *	370	4,573
Harmonic, Inc. *	590	1,947
II-VI, Inc. *	642	13,354
Imation Corp. *	340	286
Immersion Corp. *	119	1,009
Infinera Corp. *	974	14,922
Insight Enterprises, Inc. *	288	6,805
InterDigital, Inc.	360	16,214
InvenSense, Inc. *	652	5,353
Itron, Inc. *	205	6,757
Ixia *	309	2,957
Kimball Electronics, Inc. *	123	1,235
Knowles Corp. *	461	6,270
KVH Industries, Inc. *	129	1,245
Littelfuse, Inc.	217	22,112
Mercury Systems, Inc. *	473	9,030
Mesa Laboratories, Inc.	31	3,224
Methode Electronics, Inc.	309	8,053
MTS Systems Corp.	124	6,622
Multi-Fineline Electronix, Inc. *	162	2,710
NETGEAR, Inc. *	363	13,565
NetScout Systems, Inc. *	696	14,999
Newport Corp. *	511	7,783
Nimble Storage, Inc. *	269	1,767
Novatel Wireless, Inc. *	421	455
Oclaro, Inc. *	788	2,726
OSI Systems, Inc. *	196	10,745
PC Connection, Inc.	112	2,528
Plantronics, Inc.	231	10,356
Plexus Corp. *	274	9,576
Polycom, Inc. *	729	7,429
QLogic Corp. *	403	5,166
Quantum Corp. *	1,535	729
RealD, Inc. *	829	8,613
Rofin-Sinar Technologies, Inc. *	393	10,018
Rogers Corp. *	1,812	86,016
Ruckus Wireless, Inc. *	38,705	325,509
Sanmina Corp. *	875	16,397
ScanSource, Inc. *	37,066	1,163,131
ShoreTel, Inc. *	413	3,391
Silicon Graphics International Corp. *	69,469	408,130
Sonus Networks, Inc. *	179	1,074
Stratasys Ltd. *	285	4,646
Super Micro Computer, Inc. *	323	9,619
SYNNEX Corp.	257	21,575
Tech Data Corp. *	203	12,667
TTM Technologies, Inc. *	704	4,104
Ubiquiti Networks, Inc. *	261	7,728
Universal Display Corp. *	351	17,234
VeriFone Systems, Inc. *	37,092	867,582
ViaSat, Inc. *	395	24,687
Violin Memory, Inc. *	593	528
Vishay Intertechnology, Inc.	722	8,274
Vishay Precision Group, Inc. *	109	1,288
		8,322,799
Telecommunication Services 2.6%
8x8, Inc. *	59,817	751,301
Atlantic Tele-Network, Inc.	34	2,618
Boingo Wireless, Inc. *	80	488
Cincinnati Bell, Inc. *	1,940	6,286
Security	Number of Shares	Value ($)
Cogent Communications Holdings, Inc.	13,595	454,209
Consolidated Communications Holdings, Inc.	434	8,697
FairPoint Communications, Inc. *	420	6,300
General Communication, Inc., Class A *	408	7,393
Globalstar, Inc. *	2,732	3,497
Hawaiian Telcom Holdco, Inc. *	69	1,646
inContact, Inc. *	303,133	2,622,100
Inteliquent, Inc.	245	4,209
Intelsat S.A. *	128	428
Iridium Communications, Inc. *	595	4,141
NTELOS Holdings Corp. *	106	980
ORBCOMM, Inc. *	200	1,460
pdvWireless, Inc. *	34	818
Shenandoah Telecommunications Co.	418	9,606
Spok Holdings, Inc.	257	4,629
Straight Path Communications, Inc., Class B *	44	990
Vonage Holdings Corp. *	1,484	7,613
Windstream Holdings, Inc.	754	4,351
		3,903,760
Transportation 0.4%
Air Transport Services Group, Inc. *	673	6,548
Allegiant Travel Co.	121	19,417
ArcBest Corp.	334	6,857
Atlas Air Worldwide Holdings, Inc. *	244	8,962
Celadon Group, Inc.	9,275	73,644
Covenant Transport Group, Inc., Class A *	55	1,074
Eagle Bulk Shipping, Inc. *	205	271
Echo Global Logistics, Inc. *	62	1,365
Forward Air Corp.	9,498	409,934
Golden Ocean Group Ltd. *	271	201
Hawaiian Holdings, Inc. *	485	17,077
Heartland Express, Inc.	343	5,883
Hub Group, Inc., Class A *	177	5,393
Knight Transportation, Inc.	490	11,990
Marten Transport Ltd.	113	1,896
Matson, Inc.	322	13,012
Navios Maritime Holdings, Inc.	675	658
P.A.M. Transportation Services, Inc. *	48	1,240
Park-Ohio Holdings Corp.	53	1,512
Radiant Logistics, Inc. *	95	315
Roadrunner Transportation Systems, Inc. *	377	2,986
Safe Bulkers, Inc.	243	107
Saia, Inc. *	93	1,989
Scorpio Bulkers, Inc. *	88	289
SkyWest, Inc.	188	2,824
Swift Transportation Co. *	820	13,374
Ultrapetrol Bahamas Ltd. *	1,100	70
Universal Truckload Services, Inc.	73	942
USA Truck, Inc. *	31	501
Virgin America, Inc. *	92	2,838
Werner Enterprises, Inc.	462	11,157
Wesco Aircraft Holdings, Inc. *	180	2,032
XPO Logistics, Inc. *	532	12,156
YRC Worldwide, Inc. *	174	1,799
		640,313

16

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 2.7%
Abengoa Yield plc	439	7,441
ALLETE, Inc.	270	14,283
American States Water Co.	422	19,159
Artesian Resources Corp., Class A	252	7,638
Atlantic Power Corp.	1,045	1,954
Avista Corp.	343	12,701
Black Hills Corp.	401	19,761
California Water Service Group	286	7,176
Chesapeake Utilities Corp.	55	3,463
Cleco Corp.	498	26,464
Connecticut Water Service, Inc.	59	2,533
Consolidated Water Co., Ltd.	113	1,314
Dynegy, Inc. *	1,065	12,610
El Paso Electric Co.	450	18,418
Genie Energy Ltd., Class B *	129	1,085
IDACORP, Inc.	422	29,367
MGE Energy, Inc.	265	12,839
Middlesex Water Co.	87	2,523
New Jersey Resources Corp.	27,957	984,645
Northwest Natural Gas Co.	301	15,637
NorthWestern Corp.	263	14,686
NRG Yield, Inc., Class A	221	2,740
NRG Yield, Inc., Class C	301	3,985
ONE Gas, Inc.	310	17,534
Ormat Technologies, Inc.	322	11,399
Otter Tail Corp.	409	11,387
Pattern Energy Group, Inc.	210	3,979
Piedmont Natural Gas Co., Inc.	692	40,994
PNM Resources, Inc.	427	13,412
Portland General Electric Co.	633	24,605
SJW Corp.	65	2,119
South Jersey Industries, Inc.	724	17,999
Southwest Gas Corp.	437	25,709
Spark Energy, Inc., Class A	99	2,677
Talen Energy Corp. *	328	2,345
The Empire District Electric Co.	179	5,252
The Laclede Group, Inc.	20,266	1,295,808
The York Water Co.	254	6,774
Vivint Solar, Inc. *	386	3,204
WGL Holdings, Inc.	18,682	1,247,771
		3,955,390
Total Common Stock
(Cost $145,054,213)		139,595,925

Other Investment Companies 5.3% of net assets
Equity Funds 1.5%
iShares Russell 2000 ETF	2,104	216,523
iShares Russell Mid-Cap ETF	13,180	1,972,914
		2,189,437
Money Market Fund 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (c)	5,553,087	5,553,087
Total Other Investment Companies
(Cost $8,007,826)		7,742,524
Security	Number of Shares	Value ($)
Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(d)(e)	66	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(d)	1,269	1,409
Telecommunication Services 0.0%
Leap Wireless CVR *(d)(e)	861	1,844
Total Rights
(Cost $3,578)		3,253

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(d)(e)	129	—
Total Warrants
(Cost $—)		—
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.0% of net assets
U.S. Treasury Obligation 0.0%
U.S. Treasury Bill
0.03%, 02/25/16 (a)(b)	6,000	5,999
Total Short-Term Investment
(Cost $6,000)		5,999

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $153,141,760 and the unrealized appreciation and depreciation were $15,921,982 and ($21,716,041) respectively, with a net depreciation of ($5,794,059).
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for open futures contracts.
(b)	The rate shown is the purchase yield.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Illiquid security. At the period end, the value of these amounted to $2,300 or 0.0% of net assets.

ADR –	American Depositary Receipt
CVR –	Contingent Value Rights
ETF –	Exchange Traded Fund
REIT –	Real Estate Investment Trust

    17

Laudus Small-Cap MarketMasters Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/18/16	11	1,134,540	(111,553)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$124,265,243	$—	$—	$124,265,243
Software & Services	15,330,226	—	456	15,330,682
Other Investment Companies[1]	7,742,524	—	—	7,742,524
Rights [1]	—	—	3,253	3,253
Warrants [1]	—	—	—	—
Short-Term Investment[1]	—	5,999	—	5,999
Total	$147,337,993	$5,999	$3,709	$147,347,701
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($111,553)	$—	$—	($111,553)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock	$456	$—	$—	$—	$—	$—	$—	456
Rights	2,814	15	(325)	1,409	(660)	—	—	3,253
Total	$3,270	$15	($325)	$1,409	($660)	$—	$—	$3,709
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
18

Schwab Capital Trust
Laudus International MarketMasters Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
96.5%	Common Stock	1,583,895,592	1,575,931,957
0.7%	Preferred Stock	9,196,734	10,508,802
2.7%	Other Investment Company	44,519,799	44,519,799
0.0%	Rights	46,522	3,977
0.0%	Short-Term Investments	59,999	59,990
99.9%	Total Investments	1,637,718,646	1,631,024,525
0.1%	Other Assets and Liabilities, Net		2,174,336
100.0%	Net Assets		1,633,198,861

Security	Number of Shares	Value ($)
Common Stock 96.5% of net assets
Australia 4.5%
Banks 0.1%
Australia & New Zealand Banking Group Ltd.	14,021	243,391
Bank of Queensland Ltd.	1,719	16,102
Bendigo & Adelaide Bank Ltd.	2,110	16,231
Commonwealth Bank of Australia	8,281	468,089
National Australia Bank Ltd.	12,803	254,344
Westpac Banking Corp.	16,200	358,769
		1,356,926
Capital Goods 0.0%
CIMIC Group Ltd.	474	8,175
Commercial & Professional Supplies 0.0%
Brambles Ltd.	7,641	61,039
Seek Ltd.	1,514	15,762
		76,801
Consumer Services 0.9%
Aristocrat Leisure Ltd.	1,183,665	8,698,239
Crown Resorts Ltd.	1,727	15,233
Flight Centre Travel Group Ltd.	19,928	556,912
InvoCare Ltd.	697,321	5,919,929
Tabcorp Holdings Ltd.	4,951	16,276
Tatts Group Ltd.	6,840	20,347
		15,226,936
Diversified Financials 0.2%
ASX Ltd.	944	28,554
Challenger Ltd.	83,683	476,273
Macquarie Group Ltd.	53,526	2,760,958
Platinum Asset Management Ltd.	1,696	7,851
		3,273,636
Security	Number of Shares	Value ($)
Energy 0.0%
Caltex Australia Ltd.	1,305	34,899
Origin Energy Ltd.	8,502	25,163
Santos Ltd.	7,995	18,336
Woodside Petroleum Ltd.	3,616	72,878
		151,276
Food & Staples Retailing 0.0%
Wesfarmers Ltd.	5,479	165,317
Woolworths Ltd.	6,176	107,368
		272,685
Food, Beverage & Tobacco 0.5%
Bellamy's Australia Ltd.	430,590	4,236,639
Coca-Cola Amatil Ltd.	2,792	16,715
Costa Group Holdings Ltd. *	2,127,264	3,719,475
Treasury Wine Estates Ltd.	3,450	22,454
		7,995,283
Health Care Equipment & Services 0.0%
Cochlear Ltd.	266	17,829
Healthscope Ltd.	7,829	12,376
Ramsay Health Care Ltd.	683	29,653
Sonic Healthcare Ltd.	1,862	24,548
		84,406
Household & Personal Products 0.2%
Blackmores Ltd.	23,440	3,195,924
Insurance 0.4%
AMP Ltd.	1,545,052	5,954,074
Insurance Australia Group Ltd.	11,748	44,435
Medibank Pvt Ltd.	12,852	23,035
QBE Insurance Group Ltd.	6,676	52,223
Suncorp Group Ltd.	6,273	52,333
		6,126,100
Materials 1.0%
Alumina Ltd.	10,810	8,091
Amcor Ltd.	5,752	54,851
BHP Billiton Ltd.	15,660	171,977
Boral Ltd.	3,516	14,109
Fortescue Metals Group Ltd.	6,648	8,355
Iluka Resources Ltd.	1,747	6,854
Incitec Pivot Ltd.	8,219	18,320
James Hardie Industries plc CDI	2,193	25,412
Newcrest Mining Ltd. *	3,704	34,820
Northern Star Resources Ltd.	509,270	1,073,765
Orica Ltd.	628,460	6,404,570
Pact Group Holdings Ltd.	1,443,734	5,138,456
Regis Resources Ltd.	1,513,340	2,537,585
Rio Tinto Ltd.	2,068	58,400
Sandfire Resources NL	318,630	1,153,832
South32 Ltd. *	26,121	18,334
		16,727,731

    1

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.2%
APN Outdoor Group Ltd.	826,790	3,526,444
REA Group Ltd.	247	9,376
		3,535,820
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
CSL Ltd.	2,267	168,867
Real Estate 1.0%
Charter Hall Retail REIT	2,480,528	7,291,902
Dexus Property Group	4,734	24,968
Goodman Group	8,552	37,447
LendLease Group	66,070	616,967
Mirvac Group	18,047	24,642
Scentre Group	25,961	81,096
Shopping Centres Australasia Property Group	4,792,208	7,317,142
Stockland	11,487	33,704
The GPT Group	8,667	30,318
Vicinity Centres	16,258	33,847
Westfield Corp.	9,626	68,523
		15,560,556
Retailing 0.0%
Harvey Norman Holdings Ltd.	2,277	7,261
Software & Services 0.0%
Computershare Ltd.	2,198	16,410
Telecommunication Services 0.0%
Telstra Corp., Ltd.	20,864	84,068
TPG Telecom Ltd.	1,347	9,705
		93,773
Transportation 0.0%
Asciano Ltd.	3,091	19,596
Aurizon Holdings Ltd.	10,347	27,360
Qantas Airways Ltd. *	2,388	6,641
Sydney Airport	5,278	24,853
Transurban Group	9,892	76,264
		154,714
Utilities 0.0%
AGL Energy Ltd.	3,260	43,476
APA Group	5,384	32,821
AusNet Services	11,439	11,979
DUET Group	10,516	17,306
		105,582
		74,138,862
Austria 0.0%
Banks 0.0%
Erste Group Bank AG *	1,350	38,997
Raiffeisen Bank International AG *	670	8,451
		47,448
Capital Goods 0.0%
ANDRITZ AG	371	17,251
Energy 0.0%
OMV AG	712	18,327
Materials 0.0%
voestalpine AG	554	14,570
		97,596
Security	Number of Shares	Value ($)
Belgium 0.3%
Banks 0.2%
KBC Groep N.V.	50,559	2,897,373
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	390	29,651
Food & Staples Retailing 0.0%
Colruyt S.A.	341	18,233
Delhaize Group	506	53,110
		71,343
Food, Beverage & Tobacco 0.0%
Anheuser-Busch InBev N.V.	3,921	493,131
Insurance 0.0%
Ageas	973	39,514
Materials 0.0%
Solvay S.A.	358	29,658
Umicore S.A.	432	15,882
		45,540
Media 0.1%
Telenet Group Holding N.V. *	19,814	1,031,397
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	616	52,669
Telecommunication Services 0.0%
Proximus	735	25,407
		4,686,025
Brazil 0.2%
Food, Beverage & Tobacco 0.1%
Ambev S.A. ADR	582,037	2,718,113
Insurance 0.1%
BB Seguridade Participacoes S.A.	142,700	828,269
		3,546,382
Canada 3.8%
Banks 0.1%
The Toronto-Dominion Bank	63,880	2,423,600
Capital Goods 0.6%
CAE, Inc.	922,990	9,639,049
Commercial & Professional Supplies 0.2%
Ritchie Bros. Auctioneers, Inc.	136,011	3,104,884
Diversified Financials 0.2%
CI Financial Corp.	60,755	1,341,823
Element Financial Corp.	221,650	2,336,905
		3,678,728
Energy 0.6%
Enbridge, Inc.	78,788	2,736,686
Raging River Exploration, Inc. *	751,510	4,801,210
Suncor Energy, Inc.	94,319	2,233,924
		9,771,820
Food & Staples Retailing 0.1%
Alimentation Couche-Tard, Inc., Class B	38,895	1,693,067
Insurance 0.1%
Intact Financial Corp.	16,573	993,741

2

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.5%
CCL Industries, Inc., Class B	38,610	5,443,269
Norbord, Inc.	170,790	2,982,028
		8,425,297
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Concordia Healthcare Corp.	162,440	4,437,561
Real Estate 0.6%
Brookfield Asset Management, Inc., Class A	95,733	2,868,161
FirstService Corp.	103,980	3,970,226
Northview Apartment Real Estate Investment Trust	217,100	2,662,416
		9,500,803
Retailing 0.1%
Dollarama, Inc.	22,563	1,210,694
Software & Services 0.5%
Constellation Software, Inc.	1,634	594,861
Shopify, Inc., Class A *	116,520	2,705,594
The Descartes Systems Group, Inc. *	248,980	4,432,551
		7,733,006
		62,612,250
China 3.0%
Automobiles & Components 0.5%
Geely Automobile Holdings Ltd.	1,070,000	460,642
Nexteer Automotive Group Ltd.	7,809,000	8,085,030
		8,545,672
Capital Goods 0.1%
Haitian International Holdings Ltd.	1,472,000	1,790,281
Consumer Durables & Apparel 0.3%
Cosmo Lady China Holdings Co., Ltd.	3,068,000	2,756,167
XTEP International Holdings Ltd.	4,011,000	1,797,575
		4,553,742
Insurance 0.1%
Ping An Insurance (Group) Co. of China Ltd., Class H	410,000	1,857,565
Real Estate 0.3%
China Overseas Land & Investment Ltd.	300,000	876,481
China Resources Land Ltd.	436,000	1,077,523
Shenzhen Investment Ltd.	6,104,000	2,359,544
		4,313,548
Semiconductors & Semiconductor Equipment 0.2%
Xinyi Solar Holdings Ltd.	12,002,000	3,857,119
Software & Services 0.9%
Alibaba Group Holding Ltd. ADR *	15,618	1,046,875
Baidu, Inc. ADR *	40,220	6,566,719
Chinasoft International Ltd. *	5,842,000	2,056,474
NetEase, Inc. ADR	13,982	2,183,150
Tencent Holdings Ltd.	141,900	2,665,831
		14,519,049
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.3%
PAX Global Technology Ltd.	2,330,000	2,361,904
Wasion Group Holdings Ltd.	3,480,000	2,159,480
		4,521,384
Utilities 0.3%
CT Environmental Group Ltd.	13,492,000	3,917,297
ENN Energy Holdings Ltd.	192,000	865,736
		4,783,033
		48,741,393
Denmark 1.9%
Banks 0.0%
Danske Bank A/S	3,443	92,656
Capital Goods 0.1%
Vestas Wind Systems A/S	19,568	1,280,418
Commercial & Professional Supplies 0.0%
ISS A/S	724	25,596
Consumer Durables & Apparel 0.2%
Pandora A/S	20,732	2,773,641
Food, Beverage & Tobacco 0.0%
Carlsberg A/S, Class B	517	43,587
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	18,794	1,542,956
William Demant Holding A/S *	115	10,137
		1,553,093
Insurance 0.0%
Tryg A/S	544	10,402
Materials 1.1%
Chr. Hansen Holding A/S	285,434	17,476,289
Novozymes A/S, B Shares	27,194	1,135,055
		18,611,344
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Genmab A/S *	30,080	3,777,351
Novo Nordisk A/S, Class B	43,681	2,440,388
		6,217,739
Telecommunication Services 0.0%
TDC A/S	3,779	16,229
Transportation 0.0%
AP Moeller - Maersk A/S, Series A	19	24,016
AP Moeller - Maersk A/S, Series B	34	43,745
DSV A/S	14,730	573,238
		640,999
		31,265,704
Finland 0.7%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	533	18,122
Capital Goods 0.4%
Cramo Oyj	156,680	3,013,433
Kone Oyj, Class B	65,301	2,870,248
Metso Oyj	492	10,152
Wartsila Oyj Abp	715	32,116
		5,925,949
Energy 0.0%
Neste Oyj	619	19,393

    3

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.3%
Sampo Oyj, A Shares	88,312	4,276,443
Materials 0.0%
Stora Enso Oyj, R Shares	2,686	21,890
UPM-Kymmene Oyj	2,579	42,030
		63,920
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	458	15,110
Technology Hardware & Equipment 0.0%
Nokia Oyj	26,559	191,317
Telecommunication Services 0.0%
Elisa Oyj	20,936	758,284
Utilities 0.0%
Fortum Oyj	2,146	33,745
		11,302,283
France 9.5%
Automobiles & Components 0.6%
Compagnie Generale des Etablissements Michelin	910	83,023
Peugeot S.A. *	2,140	31,821
Plastic Omnium S.A.	86,806	2,834,371
Renault S.A.	937	79,507
Valeo S.A.	49,573	6,441,430
		9,470,152
Banks 0.9%
BNP Paribas S.A.	293,013	13,880,556
Credit Agricole S.A.	5,147	51,362
Natixis S.A.	4,534	22,183
Societe Generale S.A.	3,538	134,966
		14,089,067
Capital Goods 0.8%
Airbus Group SE	2,880	181,141
Alstom S.A. *	719	19,293
Bouygues S.A.	979	38,322
Compagnie de Saint-Gobain	2,377	97,966
Legrand S.A.	1,297	71,440
LISI (f)	158,464	3,882,184
Rexel S.A.	1,404	16,627
Safran S.A.	91,004	5,895,465
Schneider Electric SE	2,722	145,234
Thales S.A.	15,873	1,208,170
Vinci S.A.	27,553	1,866,639
Zodiac Aerospace	975	20,332
		13,442,813
Commercial & Professional Supplies 1.1%
Bureau Veritas S.A.	371,381	7,075,018
Edenred	941	17,705
Societe BIC S.A.	139	22,638
Teleperformance	124,990	10,413,578
		17,528,939
Consumer Durables & Apparel 1.1%
Christian Dior SE	9,802	1,657,778
Hermes International	3,312	1,126,787
Security	Number of Shares	Value ($)
Kering	56,459	9,514,613
LVMH Moet Hennessy Louis Vuitton SE	35,902	5,774,710
		18,073,888
Consumer Services 0.0%
Accor S.A.	1,015	38,548
Sodexo S.A.	456	44,660
		83,208
Diversified Financials 0.0%
Eurazeo S.A.	250	15,261
Wendel S.A.	140	14,020
		29,281
Energy 0.7%
Gaztransport Et Technigaz S.A.	132,867	4,968,202
Technip S.A.	511	23,810
Total S.A.	123,737	5,496,509
		10,488,521
Food & Staples Retailing 0.0%
Carrefour S.A.	2,701	76,873
Casino Guichard Perrachon S.A.	356	16,137
		93,010
Food, Beverage & Tobacco 0.5%
Danone S.A.	73,173	5,039,816
Pernod-Ricard S.A.	30,335	3,550,211
Remy Cointreau S.A.	159	11,420
		8,601,447
Health Care Equipment & Services 0.5%
Essilor International S.A.	12,699	1,575,461
Korian S.A.	160,798	5,441,492
Orpea	7,263	574,933
		7,591,886
Household & Personal Products 0.0%
L'Oreal S.A.	1,228	209,895
Insurance 0.3%
AXA S.A.	218,009	5,387,597
CNP Assurances	829	11,086
SCOR SE	742	25,865
		5,424,548
Materials 0.0%
Air Liquide S.A.	1,677	173,418
Arkema S.A.	326	20,362
Imerys S.A.	170	10,520
		204,300
Media 0.1%
Eutelsat Communications S.A.	822	26,567
JC Decaux S.A.	359	14,136
Lagardere S.C.A.	530	15,061
Numericable-SFR SAS	529	21,004
Publicis Groupe S.A.	921	55,246
SES S.A.	1,577	41,235
Technicolor S.A. - Reg'd	70,109	498,217
Vivendi S.A.	5,668	123,223
		794,689

4

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Boiron S.A. (f)	50,506	3,802,565
Eurofins Scientific SE	18,020	5,911,716
Sanofi	5,759	478,922
		10,193,203
Real Estate 0.3%
Fonciere Des Regions	142	12,065
Gecina S.A.	168	21,596
ICADE	157	11,158
Klepierre	1,063	46,073
Nexity S.A.	105,920	4,793,953
		4,884,845
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	3,108	20,305
Software & Services 0.8%
Atos SE	423	33,440
Cap Gemini S.A.	31,355	2,865,243
Dassault Systemes S.A.	617	47,690
Sopra Steria Group	46,290	5,017,787
Worldline S.A. *	220,510	5,212,561
		13,176,721
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	2,754	10,920
Ingenico Group S.A.	16,643	1,964,624
		1,975,544
Telecommunication Services 0.0%
Iliad S.A.	127	31,846
Orange S.A.	9,687	171,999
		203,845
Transportation 0.0%
Aeroports de Paris	143	16,199
Bollore S.A.	4,193	16,923
Groupe Eurotunnel SE - Reg'd	2,280	26,200
		59,322
Utilities 1.1%
Electricite de France S.A.	1,168	15,273
Engie	7,125	113,683
Rubis S.C.A.	205,485	15,373,717
Suez Environnement Co.	1,438	26,657
Veolia Environnement S.A.	121,172	2,921,349
		18,450,679
		155,090,108
Germany 7.9%
Automobiles & Components 2.1%
Bayerische Motoren Werke AG	138,908	11,568,961
Continental AG	18,852	3,956,042
Daimler AG - Reg'd	176,895	12,385,081
ElringKlinger AG	220,990	5,589,541
Volkswagen AG	171	22,447
		33,522,072
Banks 0.0%
Commerzbank AG *	5,191	42,185
Capital Goods 2.0%
Brenntag AG	22,612	1,109,519
Duerr AG	54,084	3,662,270
GEA Group AG	884	37,087
Security	Number of Shares	Value ($)
MAN SE	170	17,177
MTU Aero Engines AG	98,614	9,053,876
Norma Group SE	185,232	9,278,874
OSRAM Licht AG	402	17,948
Rational AG	7,817	3,505,573
Siemens AG - Reg'd	3,866	370,555
Stabilus S.A. *	137,367	5,930,067
		32,982,946
Consumer Durables & Apparel 0.0%
adidas AG	1,020	105,032
Hugo Boss AG	326	25,964
		130,996
Diversified Financials 0.3%
Aurelius AG	83,310	4,206,104
Deutsche Bank AG - Reg'd	6,725	120,518
Deutsche Boerse AG	941	80,298
		4,406,920
Food & Staples Retailing 0.0%
METRO AG	861	24,397
Health Care Equipment & Services 0.0%
Fresenius Medical Care AG & Co. KGaA	1,066	94,672
Fresenius SE & Co. KGaA	1,860	123,426
		218,098
Household & Personal Products 0.0%
Beiersdorf AG	487	44,947
Henkel AG & Co. KGaA	502	46,289
		91,236
Insurance 0.6%
Allianz SE - Reg'd	62,978	10,192,127
Hannover Rueck SE	291	30,627
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	814	156,835
		10,379,589
Materials 0.1%
BASF SE	4,479	298,539
Evonik Industries AG	24,049	742,445
HeidelbergCement AG	687	50,607
K&S AG - Reg'd	933	19,724
LANXESS AG	417	17,217
Linde AG	906	123,284
Symrise AG	596	38,650
ThyssenKrupp AG	1,777	27,457
		1,317,923
Media 1.0%
Axel Springer SE	278	14,476
CTS Eventim AG & Co. KGaA	113,230	4,165,274
Kabel Deutschland Holding AG	107	13,709
ProSiebenSat.1 Media SE	59,406	2,968,154
RTL Group S.A. *	187	15,147
Stroeer SE	156,530	9,211,698
		16,388,458
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Bayer AG - Reg'd	4,032	453,786
Gerresheimer AG	39,042	2,773,924

    5

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Merck KGaA	630	54,856
QIAGEN N.V. *	137,538	3,141,991
		6,424,557
Real Estate 0.1%
Deutsche Wohnen AG *	30,283	770,931
Deutsche Wohnen AG	1,630	42,973
Vonovia SE	28,667	873,735
		1,687,639
Retailing 0.4%
Fielmann AG	77,216	5,826,093
Zalando SE *	23,072	794,562
		6,620,655
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	5,506	73,678
SMA Solar Technology AG *	41,160	2,032,152
		2,105,830
Software & Services 0.5%
SAP SE	58,579	4,667,864
United Internet AG - Reg'd	594	30,741
Wirecard AG	50,770	2,567,481
		7,266,086
Telecommunication Services 0.3%
Deutsche Telekom AG - Reg'd	15,723	273,782
Drillisch AG	98,820	4,065,964
Telefonica Deutschland Holding AG	2,874	14,255
		4,354,001
Transportation 0.0%
Deutsche Lufthansa AG - Reg'd *	1,118	16,394
Deutsche Post AG - Reg'd	4,725	114,519
Fraport AG Frankfurt Airport Services Worldwide	196	11,888
		142,801
Utilities 0.0%
E.ON SE	9,757	99,978
RWE AG	2,365	33,128
		133,106
		128,239,495
Hong Kong 2.1%
Banks 0.0%
BOC Hong Kong (Holdings) Ltd.	18,000	47,918
Hang Seng Bank Ltd.	3,700	61,522
The Bank of East Asia Ltd.	5,800	17,049
		126,489
Capital Goods 0.0%
CK Hutchison Holdings Ltd.	13,038	162,906
NWS Holdings Ltd.	7,000	10,436
		173,342
Consumer Durables & Apparel 0.4%
Li & Fung Ltd.	28,000	16,107
Regina Miracle International Holdings Ltd. *	2,759,000	4,515,840
Techtronic Industries Co., Ltd.	458,500	1,739,640
Yue Yuen Industrial Holdings Ltd.	3,500	12,088
		6,283,675
Security	Number of Shares	Value ($)
Consumer Services 0.6%
Galaxy Entertainment Group Ltd.	11,000	34,559
Melco Crown Entertainment Ltd. ADR	439,977	6,705,250
Melco International Development Ltd.	1,867,000	2,271,153
MGM China Holdings Ltd.	3,600	4,334
Sands China Ltd.	12,000	41,913
Shangri-La Asia Ltd.	8,000	7,453
SJM Holdings Ltd.	8,683	5,730
Wynn Macau Ltd.	7,200	7,796
		9,078,188
Diversified Financials 0.0%
First Pacific Co., Ltd.	10,000	6,895
Hong Kong Exchanges & Clearing Ltd.	5,500	121,884
		128,779
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *	28,500	16,320
Insurance 0.4%
AIA Group Ltd.	1,148,000	6,382,261
Real Estate 0.0%
Cheung Kong Property Holdings Ltd.	13,038	70,670
Hang Lung Properties Ltd.	11,000	20,291
Henderson Land Development Co., Ltd.	6,123	33,352
Hongkong Land Holdings Ltd.	2,900	18,273
Hysan Development Co., Ltd.	3,000	11,624
Kerry Properties Ltd.	3,000	6,943
New World Development Co., Ltd.	26,000	21,284
Sino Land Co., Ltd.	14,000	17,986
Sun Hung Kai Properties Ltd.	8,702	94,410
Swire Pacific Ltd., Class A	3,000	28,940
Swire Properties Ltd.	5,600	14,571
The Link REIT	11,000	63,107
The Wharf Holdings Ltd.	6,349	29,712
Wheelock & Co., Ltd.	4,000	15,314
		446,477
Semiconductors & Semiconductor Equipment 0.1%
ASM Pacific Technology Ltd.	189,000	1,374,923
Technology Hardware & Equipment 0.3%
AAC Technologies Holdings, Inc.	717,000	4,594,014
China High Precision Automation Group Ltd. *(a)(f)	766,000	—
		4,594,014
Telecommunication Services 0.3%
HKBN Ltd.	3,456,983	4,420,479
HKT Trust & HKT Ltd.	13,120	17,233
PCCW Ltd.	18,000	10,797
		4,448,509
Transportation 0.0%
Cathay Pacific Airways Ltd.	6,000	9,470
MTR Corp., Ltd.	7,000	31,693
Pacific Basin Shipping Ltd.	2,170,000	396,202
		437,365

6

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.0%
Cheung Kong Infrastructure Holdings Ltd.	2,574	24,210
CLP Holdings Ltd.	9,000	75,601
HK Electric Investments & HK Electric Investments Ltd.	13,000	10,175
Hong Kong & China Gas Co., Ltd.	33,643	59,220
Power Assets Holdings Ltd.	7,000	63,982
		233,188
		33,723,530
India 0.5%
Automobiles & Components 0.1%
Maruti Suzuki India Ltd.	15,627	947,103
Banks 0.4%
HDFC Bank Ltd.	96,712	1,508,402
Housing Development Finance Corp., Ltd.	57,731	1,010,596
Indiabulls Housing Finance Ltd.	448,850	4,708,194
Yes Bank Ltd.	48,107	532,963
		7,760,155
		8,707,258
Indonesia 0.7%
Banks 0.6%
PT Bank Central Asia Tbk	796,900	764,101
PT Bank Mandiri (Persero) Tbk	12,627,200	8,917,351
		9,681,452
Capital Goods 0.1%
AKR Corporindo Tbk PT	4,505,400	2,418,709
		12,100,161
Ireland 1.2%
Banks 0.0%
Bank of Ireland *	132,914	43,836
Capital Goods 0.0%
Kingspan Group plc	30,813	793,450
Consumer Services 0.3%
Dalata Hotel Group plc *	844,320	4,494,197
Food, Beverage & Tobacco 0.4%
Glanbia plc	287,078	5,402,548
Glanbia plc	55,978	1,062,763
Kerry Group plc, Class A	772	62,951
		6,528,262
Insurance 0.4%
Willis Towers Watson plc	62,626	7,168,798
Materials 0.1%
CRH plc	4,009	106,337
Smurfit Kappa Group plc	51,416	1,115,556
		1,221,893
		20,250,436
Security	Number of Shares	Value ($)
Israel 1.0%
Banks 0.0%
Bank Hapoalim B.M.	5,177	24,046
Bank Leumi Le-Israel B.M. *	6,827	22,483
Mizrahi Tefahot Bank Ltd.	884	9,924
		56,453
Energy 0.0%
Delek Group Ltd.	31	5,348
Materials 0.3%
Frutarom Industries Ltd.	97,230	4,923,247
Israel Chemicals Ltd.	3,168	12,768
		4,936,015
Pharmaceuticals, Biotechnology & Life Sciences 0.4%
Taro Pharmaceutical Industries Ltd. *	55	8,019
Teva Pharmaceutical Industries Ltd.	4,455	273,747
Teva Pharmaceutical Industries Ltd. ADR	87,873	5,402,432
		5,684,198
Real Estate 0.0%
Azrieli Group Ltd.	144	5,082
Software & Services 0.3%
Check Point Software Technologies Ltd. *	64,188	5,058,656
Mobileye N.V. *	393	10,662
NICE-Systems Ltd.	255	15,301
		5,084,619
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	9,390	20,243
		15,791,958
Italy 3.4%
Automobiles & Components 0.0%
Ferrari N.V. *	546	21,648
Fiat Chrysler Automobiles N.V.	4,386	30,709
		52,357
Banks 1.2%
Banca Monte dei Paschi di Siena S.p.A. *	11,881	8,624
Banco Popolare SC *	1,766	16,449
FinecoBank Banca Fineco S.p.A.	988,600	7,683,294
Intesa Sanpaolo S.p.A.	3,976,877	11,330,794
UniCredit S.p.A.	23,277	89,985
Unione di Banche Italiane S.p.A.	4,397	20,604
		19,149,750
Capital Goods 0.7%
CNH Industrial N.V.	1,769,284	11,037,982
Finmeccanica S.p.A. *	1,955	23,290
Prysmian S.p.A.	910	18,723
		11,079,995
Consumer Durables & Apparel 0.7%
Luxottica Group S.p.A.	825	51,569
OVS S.p.A. *	651,950	3,978,809
Prada S.p.A.	2,336,300	6,936,071
		10,966,449

    7

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Diversified Financials 0.5%
Azimut Holding S.p.A.	47,616	1,002,629
Banca Generali S.p.A.	47,073	1,283,896
EXOR S.p.A.	191,576	6,245,207
Mediobanca S.p.A.	2,724	21,831
		8,553,563
Energy 0.0%
Eni S.p.A.	12,404	180,008
Saipem S.p.A. *	1,137	705
Tenaris S.A.	2,282	23,632
		204,345
Food, Beverage & Tobacco 0.3%
Davide Campari-Milano S.p.A.	540,500	4,741,427
Insurance 0.0%
Assicurazioni Generali S.p.A.	5,693	85,479
UnipolSai S.p.A.	7,037	14,953
		100,432
Retailing 0.0%
Yoox Net-A-Porter Group S.p.A. *	18,732	644,517
Telecommunication Services 0.0%
Telecom Italia S.p.A. *	55,952	62,274
Transportation 0.0%
Atlantia S.p.A.	2,013	52,745
Utilities 0.0%
Enel Green Power S.p.A.	8,455	16,571
Enel S.p.A.	34,388	141,186
Snam S.p.A.	10,241	57,461
Terna - Rete Elettrica Nationale S.p.A.	7,284	39,035
		254,253
		55,862,107
Japan 18.4%
Automobiles & Components 3.6%
Aisin Seiki Co., Ltd.	900	38,216
Bridgestone Corp.	3,200	116,582
Daihatsu Motor Co., Ltd.	1,200	18,734
Denso Corp.	2,400	103,507
F.C.C. Co., Ltd.	160,100	3,552,554
Fuji Heavy Industries Ltd.	120,900	4,947,577
Honda Motor Co., Ltd.	530,507	14,380,446
Isuzu Motors Ltd.	2,900	29,386
Koito Manufacturing Co., Ltd.	485	22,472
Mazda Motor Corp.	2,600	47,314
Mitsubishi Motors Corp.	3,100	25,034
Musashi Seimitsu Industry Co., Ltd.	177,000	3,564,425
NGK Spark Plug Co., Ltd.	900	21,264
NHK Spring Co., Ltd.	1,000	9,856
Nifco, Inc.	361,100	17,505,888
Nissan Motor Co., Ltd.	12,100	120,343
NOK Corp.	400	8,316
Stanley Electric Co., Ltd.	700	15,406
Sumitomo Electric Industries Ltd.	3,700	48,751
Sumitomo Rubber Industries Ltd.	800	10,153
Suzuki Motor Corp.	1,800	55,265
The Yokohama Rubber Co., Ltd.	700	10,494
Toyoda Gosei Co., Ltd.	400	8,666
Toyota Industries Corp.	814	40,855
Security	Number of Shares	Value ($)
Toyota Motor Corp.	228,777	13,779,139
Yamaha Motor Co., Ltd.	1,300	26,040
		58,506,683
Banks 0.9%
Aozora Bank Ltd.	5,000	16,748
Fukuoka Financial Group, Inc.	4,000	16,976
Hokuhoku Financial Group, Inc.	5,000	9,274
Japan Post Bank Co., Ltd. *	2,000	24,317
Kyushu Financial Group, Inc. *	2,100	13,099
Mitsubishi UFJ Financial Group, Inc.	492,200	2,523,950
Mizuho Financial Group, Inc.	114,800	198,629
Resona Holdings, Inc.	10,700	49,207
Seven Bank Ltd.	3,700	15,758
Shinsei Bank Ltd.	9,000	14,067
Sumitomo Mitsui Financial Group, Inc.	295,700	9,920,323
Sumitomo Mitsui Trust Holdings, Inc.	16,000	51,158
Suruga Bank Ltd.	88,100	1,599,503
The Bank of Kyoto Ltd.	2,000	15,515
The Bank of Yokohama Ltd.	5,194	27,703
The Chiba Bank Ltd.	3,000	18,557
The Chugoku Bank Ltd.	700	8,333
The Gunma Bank Ltd.	2,050	11,351
The Hachijuni Bank Ltd.	2,311	12,923
The Hiroshima Bank Ltd.	2,086	10,443
The Iyo Bank Ltd.	1,400	11,868
The Joyo Bank Ltd.	3,000	12,184
The Shizuoka Bank Ltd.	2,454	21,423
Yamaguchi Financial Group, Inc.	1,274	13,796
		14,617,105
Capital Goods 2.1%
Amada Holdings Co., Ltd.	1,626	15,357
Asahi Glass Co., Ltd.	5,000	30,486
Daifuku Co., Ltd.	36,015	601,362
Daikin Industries Ltd.	38,600	2,608,062
FANUC Corp.	8,499	1,137,928
Fuji Electric Co., Ltd.	98,000	340,689
Hino Motors Ltd.	1,600	18,157
Hitachi Construction Machinery Co., Ltd.	700	10,207
Hoshizaki Electric Co., Ltd.	73,600	5,146,933
IHI Corp.	6,000	12,821
ITOCHU Corp.	7,729	90,838
Jamco Corp.	47,800	1,098,653
JGC Corp.	1,000	15,863
JTEKT Corp.	1,000	16,135
Kajima Corp.	4,000	22,627
Kawasaki Heavy Industries Ltd.	7,000	21,675
Keihan Electric Railway Co., Ltd.	2,126	13,335
Komatsu Ltd.	576,700	8,622,644
Kubota Corp.	5,000	73,900
Kurita Water Industries Ltd.	600	12,762
LIXIL Group Corp.	1,300	27,437
Mabuchi Motor Co., Ltd.	300	16,197
Makita Corp.	18,700	1,052,561
Marubeni Corp.	8,045	38,478
Minebea Co., Ltd.	1,587	12,437
MISUMI Group, Inc.	513,300	6,277,229
Mitsubishi Corp.	6,549	104,980
Mitsubishi Electric Corp.	9,000	83,530

8

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi Heavy Industries Ltd.	15,000	58,953
Mitsui & Co., Ltd.	8,300	94,343
Nabtesco Corp.	700	12,111
NGK Insulators Ltd.	1,000	20,909
Nidec Corp.	1,100	75,052
NSK Ltd.	2,300	23,835
Obayashi Corp.	3,000	27,064
Penta-Ocean Construction Co., Ltd.	638,600	2,557,672
Seibu Holdings, Inc.	600	12,000
Shimizu Corp.	3,000	23,257
SMC Corp.	237	53,676
Sumitomo Corp.	5,500	54,825
Sumitomo Heavy Industries Ltd.	2,000	7,918
Tadano Ltd.	62,000	623,020
Taisei Corp.	271,000	1,686,582
Takeuchi Manufacturing Co., Ltd.	73,000	1,140,455
THK Co., Ltd.	500	7,989
Toshiba Corp. *	20,000	33,393
TOTO Ltd.	700	22,719
Toyota Tsusho Corp.	1,000	22,887
		34,081,943
Commercial & Professional Supplies 0.9%
Dai Nippon Printing Co., Ltd.	3,000	28,067
Mitsubishi Pencil Co., Ltd.	60,100	2,765,215
Park24 Co., Ltd.	600	16,715
Recruit Holdings Co., Ltd.	700	22,099
Secom Co., Ltd.	18,200	1,268,207
Sohgo Security Services Co., Ltd.	103,800	5,070,957
Temp Holdings Co., Ltd.	376,000	5,563,002
Toppan Printing Co., Ltd.	2,261	19,675
		14,753,937
Consumer Durables & Apparel 0.3%
Asics Corp.	700	12,996
Bandai Namco Holdings, Inc.	800	18,200
Casio Computer Co., Ltd.	60,136	1,166,826
Haseko Corp.	329,000	3,445,791
Iida Group Holdings Co., Ltd.	713	12,710
Nikon Corp.	1,700	25,009
Panasonic Corp.	10,800	101,414
Rinnai Corp.	200	18,367
Sankyo Co., Ltd.	300	11,473
Sega Sammy Holdings, Inc.	800	7,539
Sekisui Chemical Co., Ltd.	1,982	24,224
Sekisui House Ltd.	2,955	46,514
Shimano, Inc.	345	55,036
Sony Corp.	6,200	143,898
Yamaha Corp.	800	19,095
		5,109,092
Consumer Services 0.4%
Benesse Holdings, Inc.	300	8,389
Kyoritsu Maintenance Co., Ltd.	47,300	3,563,719
McDonald's Holdings Co., Ltd.	400	7,889
Oriental Land Co., Ltd.	1,000	63,855
Resorttrust, Inc.	133,700	3,368,524
		7,012,376
Diversified Financials 2.5%
Acom Co., Ltd. *	2,000	9,088
AEON Financial Service Co., Ltd.	600	13,803
Credit Saison Co., Ltd.	711	13,368
Daiwa Securities Group, Inc.	2,001,000	12,504,069
Security	Number of Shares	Value ($)
Hitachi Capital Corp.	17,300	426,303
Japan Exchange Group, Inc.	2,700	38,386
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,900	14,397
Nihon M&A Center, Inc.	77,300	3,659,980
Nomura Holdings, Inc.	2,703,800	14,673,369
ORIX Corp.	399,200	5,645,669
SBI Holdings, Inc.	936	9,362
Zenkoku Hosho Co., Ltd.	94,000	2,945,999
		39,953,793
Energy 0.0%
Idemitsu Kosan Co., Ltd.	600	8,999
Inpex Corp.	4,600	40,956
JX Holdings, Inc.	10,900	41,627
Showa Shell Sekiyu K.K.	1,200	9,794
TonenGeneral Sekiyu K.K.	1,367	11,144
		112,520
Food & Staples Retailing 0.5%
Aeon Co., Ltd.	3,200	42,708
FamilyMart Co., Ltd.	300	14,039
Lawson, Inc.	329	25,976
Seven & i Holdings Co., Ltd.	3,700	165,029
Tsuruha Holdings, Inc.	87,400	7,252,868
		7,500,620
Food, Beverage & Tobacco 1.2%
Ajinomoto Co., Inc.	2,578	61,315
Ariake Japan Co., Ltd.	79,700	4,468,164
Asahi Group Holdings Ltd.	1,900	60,984
Calbee, Inc.	400	16,623
Ezaki Glico Co., Ltd.	137,100	7,493,813
Japan Tobacco, Inc.	104,500	4,092,609
Kikkoman Corp.	314	10,467
Kirin Holdings Co., Ltd.	4,000	56,804
Megmilk Snow Brand Co., Ltd.	142,100	3,710,274
MEIJI Holdings Co., Ltd.	600	50,363
NH Foods Ltd.	409	7,936
Nisshin Seifun Group, Inc.	1,000	16,188
Nissin Foods Holdings Co., Ltd.	300	15,293
Suntory Beverage & Food Ltd.	700	32,374
Toyo Suisan Kaisha Ltd.	365	12,640
Yakult Honsha Co., Ltd.	400	18,426
Yamazaki Baking Co., Ltd.	1,000	21,813
		20,146,086
Health Care Equipment & Services 1.2%
Alfresa Holdings Corp.	800	14,905
Asahi Intecc Co., Ltd.	55,000	2,534,731
Hogy Medical Co., Ltd.	78,800	3,893,610
Hoya Corp.	102,800	3,968,313
M3, Inc.	39,600	908,246
Medipal Holdings Corp.	600	9,732
Miraca Holdings, Inc.	86,700	3,578,053
Nipro Corp.	323,900	3,220,602
Olympus Corp.	6,100	237,863
Suzuken Co., Ltd.	400	13,836
Sysmex Corp.	12,300	792,029
Terumo Corp.	1,500	47,693
		19,219,613
Household & Personal Products 0.5%
Kao Corp.	42,000	2,253,944
Kose Corp.	28,600	2,658,363

    9

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pigeon Corp.	81,200	1,743,590
Pola Orbis Holdings, Inc.	8,200	563,837
Shiseido Co., Ltd.	1,800	33,977
Unicharm Corp.	1,800	35,136
		7,288,847
Insurance 0.4%
Anicom Holdings, Inc. *	166,843	4,214,380
Japan Post Holdings Co., Ltd. *	2,200	28,984
MS&AD Insurance Group Holdings, Inc.	2,510	68,174
Sompo Japan Nipponkoa Holdings, Inc.	1,600	47,451
Sony Financial Holdings, Inc.	1,100	18,202
T&D Holdings, Inc.	2,800	32,040
The Dai-ichi Life Insurance Co., Ltd.	5,300	73,255
Tokio Marine Holdings, Inc.	62,600	2,239,804
		6,722,290
Materials 0.2%
Air Water, Inc.	278	4,420
Asahi Kasei Corp.	6,463	41,992
Daicel Corp.	89,900	1,322,526
Hitachi Chemical Co., Ltd.	700	12,307
Hitachi Metals Ltd.	1,000	11,252
JFE Holdings, Inc.	2,400	32,534
JSR Corp.	1,100	15,975
Kaneka Corp.	1,337	12,795
Kansai Paint Co., Ltd.	1,073	14,991
Kobe Steel Ltd.	14,000	13,605
Kuraray Co., Ltd.	1,700	20,506
Maruichi Steel Tube Ltd.	300	8,495
Mitsubishi Chemical Holdings Corp.	6,600	36,810
Mitsubishi Gas Chemical Co., Inc.	2,000	9,559
Mitsubishi Materials Corp.	5,049	15,574
Mitsui Chemicals, Inc.	4,000	17,511
Nippon Paint Holdings Co., Ltd.	900	17,203
Nippon Steel & Sumitomo Metal Corp.	3,700	66,320
Nissan Chemical Industries Ltd.	28,400	657,494
Nitto Denko Corp.	800	46,003
Oji Holdings Corp.	4,000	16,154
Shin-Etsu Chemical Co., Ltd.	2,024	103,378
Sumitomo Chemical Co., Ltd.	7,000	35,567
Sumitomo Metal Mining Co., Ltd.	2,000	21,222
Taiheiyo Cement Corp.	5,000	14,415
Taiyo Nippon Sanso Corp.	629	5,692
Teijin Ltd.	4,000	14,656
Toray Industries, Inc.	7,000	59,338
Toyo Seikan Group Holdings Ltd.	700	12,702
		2,660,996
Media 0.0%
Dentsu, Inc.	1,100	58,461
Hakuhodo DY Holdings, Inc.	1,400	14,919
Toho Co., Ltd.	700	18,303
		91,683
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Astellas Pharma, Inc.	10,300	142,620
Chugai Pharmaceutical Co., Ltd.	1,100	33,698
Daiichi Sankyo Co., Ltd.	3,100	64,545
Eisai Co., Ltd.	1,200	72,533
Hisamitsu Pharmaceutical Co., Inc.	300	13,498
Security	Number of Shares	Value ($)
Kyowa Hakko Kirin Co., Ltd.	1,000	14,497
Mitsubishi Tanabe Pharma Corp.	1,100	18,075
Ono Pharmaceutical Co., Ltd.	400	64,465
Otsuka Holdings Co., Ltd.	1,900	63,919
Santen Pharmaceutical Co., Ltd.	1,800	28,755
Sawai Pharmaceutical Co., Ltd.	8,400	582,525
Shionogi & Co., Ltd.	49,100	2,142,696
Sumitomo Dainippon Pharma Co., Ltd.	1,100	12,256
Taisho Pharmaceutical Holdings Co., Ltd.	200	13,484
Takeda Pharmaceutical Co., Ltd.	3,900	188,853
		3,456,419
Real Estate 0.7%
Aeon Mall Co., Ltd.	500	7,642
Daito Trust Construction Co., Ltd.	300	38,141
Daiwa House Industry Co., Ltd.	86,900	2,453,457
Hulic Co., Ltd.	1,900	16,383
Invincible Investment Corp.	7,050	4,327,035
Japan Prime Realty Investment Corp.	5	18,004
Japan Real Estate Investment Corp.	6	31,872
Japan Retail Fund Investment Corp.	12	25,419
Mitsubishi Estate Co., Ltd.	6,587	130,401
Mitsui Fudosan Co., Ltd.	5,000	117,704
Nippon Building Fund, Inc.	7	36,206
Nippon Prologis REIT, Inc.	7	12,458
Nomura Real Estate Holdings, Inc.	700	12,293
Nomura Real Estate Master Fund, Inc. *	16	19,682
NTT Urban Development Corp.	700	6,872
Open House Co., Ltd.	189,000	3,566,022
Sumitomo Realty & Development Co., Ltd.	1,495	41,908
Tokyo Tatemono Co., Ltd.	1,200	12,910
Tokyu Fudosan Holdings Corp.	2,300	15,084
United Urban Investment Corp.	12	16,423
		10,905,916
Retailing 0.6%
ABC-Mart, Inc.	200	10,886
Don Quijote Holdings Co., Ltd.	600	20,319
Fast Retailing Co., Ltd.	230	74,370
Gulliver International Co., Ltd.	319,900	3,483,454
Hikari Tsushin, Inc.	100	6,601
Isetan Mitsukoshi Holdings Ltd.	1,721	21,855
J. Front Retailing Co., Ltd.	1,100	15,172
Marui Group Co., Ltd.	1,000	15,865
Nitori Holdings Co., Ltd.	7,305	593,354
Rakuten, Inc.	4,500	46,507
Ryohin Keikaku Co., Ltd.	25,700	5,450,983
Sanrio Co., Ltd.	300	6,947
Shimamura Co., Ltd.	142	15,884
Takashimaya Co., Ltd.	1,000	8,565
USS Co., Ltd.	1,300	19,970
Yamada Denki Co., Ltd.	4,100	19,855
		9,810,587
Semiconductors & Semiconductor Equipment 0.0%
Rohm Co., Ltd.	500	22,723
Tokyo Electron Ltd.	800	51,800
		74,523

10

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 1.0%
Dip Corp.	234,900	5,041,534
Fujitsu Ltd.	9,000	37,583
GungHo Online Entertainment, Inc.	3,100	8,242
Istyle, Inc. (f)	308,400	2,451,536
IT Holdings Corp.	24,400	538,433
Itochu Techno-Solutions Corp.	400	6,495
Kakaku.com, Inc.	700	13,581
Konami Holdings Corp.	400	9,263
Mixi, Inc.	301	9,644
Nexon Co., Ltd.	600	9,739
Nintendo Co., Ltd.	500	70,107
Nomura Research Institute Ltd.	49,900	1,810,772
NS Solutions Corp.	234,200	5,309,723
NTT Data Corp.	600	28,911
Obic Co., Ltd.	300	15,540
Oracle Corp., Japan	200	9,083
Otsuka Corp.	200	9,922
SCSK Corp.	20,200	887,615
Trend Micro, Inc.	17,200	723,579
Yahoo Japan Corp.	6,900	26,323
		17,017,625
Technology Hardware & Equipment 1.0%
Alps Electric Co., Ltd.	31,600	626,518
Brother Industries Ltd.	1,100	11,116
Canon, Inc.	5,165	144,323
Citizen Holdings Co., Ltd.	1,500	9,152
FUJIFILM Holdings Corp.	2,300	88,867
Hamamatsu Photonics K.K.	700	17,394
Hirose Electric Co., Ltd.	100	11,364
Hitachi High-Technologies Corp.	400	11,350
Hitachi Ltd.	23,322	115,258
Keyence Corp.	5,200	2,453,805
Konica Minolta, Inc.	2,200	18,544
Kyocera Corp.	1,600	66,719
Murata Manufacturing Co., Ltd.	34,024	3,935,483
NEC Corp.	13,000	34,431
Nippon Electric Glass Co., Ltd.	2,000	10,351
Omron Corp.	290,400	7,547,337
Ricoh Co., Ltd.	3,500	33,840
Seiko Epson Corp.	1,400	19,632
Shimadzu Corp.	1,000	15,484
TDK Corp.	600	32,957
Topcon Corp.	82,300	1,167,689
Yaskawa Electric Corp.	1,121	12,440
Yokogawa Electric Corp.	1,000	11,197
		16,395,251
Telecommunication Services 0.2%
KDDI Corp.	124,400	3,150,132
Nippon Telegraph & Telephone Corp.	3,700	157,518
NTT DOCOMO, Inc.	7,000	155,248
SoftBank Group Corp.	4,731	208,332
		3,671,230
Transportation 0.0%
ANA Holdings, Inc.	5,409	15,876
Central Japan Railway Co.	700	129,930
East Japan Railway Co.	1,638	150,561
Hankyu Hanshin Holdings, Inc.	6,000	37,431
Japan Airlines Co., Ltd.	600	22,520
Security	Number of Shares	Value ($)
Japan Airport Terminal Co., Ltd.	200	8,023
Kamigumi Co., Ltd.	1,000	9,012
Keikyu Corp.	2,000	16,575
Keio Corp.	3,000	26,662
Keisei Electric Railway Co., Ltd.	1,266	16,830
Kintetsu Group Holdings Co., Ltd.	9,000	37,112
Mitsubishi Logistics Corp.	1,000	13,712
Mitsui O.S.K. Lines, Ltd.	7,000	13,870
Nagoya Railroad Co., Ltd.	5,000	22,804
Nippon Express Co., Ltd.	4,000	18,737
Nippon Yusen K.K.	8,000	17,163
Odakyu Electric Railway Co., Ltd.	3,000	31,909
Tobu Railway Co., Ltd.	5,000	24,387
Tokyu Corp.	5,000	38,969
West Japan Railway Co.	841	54,487
Yamato Holdings Co., Ltd.	1,700	37,325
		743,895
Utilities 0.0%
Chubu Electric Power Co., Inc.	3,131	40,213
Electric Power Development Co., Ltd.	700	23,617
Hokuriku Electric Power Co.	800	11,321
Kyushu Electric Power Co., Inc. *	2,100	22,694
Osaka Gas Co., Ltd.	9,000	34,136
Shikoku Electric Power Co., Inc.	1,100	15,982
The Chugoku Electric Power Co., Inc.	1,400	18,665
The Kansai Electric Power Co., Inc. *	3,400	36,961
Toho Gas Co., Ltd.	2,330	15,324
Tohoku Electric Power Co., Inc.	2,200	27,628
Tokyo Electric Power Co., Inc. *	7,000	35,174
Tokyo Gas Co., Ltd.	11,000	50,684
		332,399
		300,185,429
Luxembourg 0.2%
Materials 0.2%
APERAM S.A. *	78,520	2,452,958
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	299	13,209
		2,466,167
Malaysia 0.3%
Software & Services 0.3%
My EG Services Berhad	9,521,100	5,261,992
Mexico 0.5%
Consumer Services 0.1%
Alsea S.A.B. de C.V.	796,770	2,820,230
Food, Beverage & Tobacco 0.1%
Arca Continental S.A.B. de C.V.	128,331	767,039
Fomento Economico Mexicano S.A.B. de C.V. ADR	8,463	802,462
		1,569,501

    11

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.3%
Grupo Televisa S.A.B. ADR	171,000	4,528,080
		8,917,811
Netherlands 1.5%
Banks 0.0%
ING Groep N.V. CVA	18,868	214,950
Capital Goods 0.8%
AerCap Holdings N.V. *	429	13,175
Boskalis Westminster N.V.	61,206	2,411,103
Koninklijke Philips N.V.	255,372	6,800,486
TKH Group N.V.	90,970	3,380,837
		12,605,601
Commercial & Professional Supplies 0.0%
Randstad Holding N.V.	619	33,722
Consumer Durables & Apparel 0.1%
Steinhoff International Holdings N.V.	413,395	1,985,618
Energy 0.0%
Koninklijke Vopak N.V.	333	14,484
Food & Staples Retailing 0.0%
Koninklijke Ahold N.V.	4,068	92,017
Food, Beverage & Tobacco 0.0%
Heineken Holding N.V.	487	37,269
Heineken N.V.	1,123	97,513
		134,782
Household & Personal Products 0.0%
Unilever N.V. CVA	7,943	351,844
Insurance 0.0%
Aegon N.V.	8,754	49,504
NN Group N.V.	1,154	39,096
		88,600
Materials 0.1%
Akzo Nobel N.V.	14,724	944,500
ArcelorMittal	4,828	18,316
Koninklijke DSM N.V.	877	42,510
OCI N.V. *	395	7,148
		1,012,474
Media 0.2%
Altice N.V., Class A *	1,782	25,700
Altice N.V., Class B *	443	6,556
RELX N.V.	4,851	80,946
Wolters Kluwer N.V.	68,789	2,342,502
		2,455,704
Real Estate 0.1%
Unibail-Rodamco SE	5,633	1,419,863
Semiconductors & Semiconductor Equipment 0.2%
ASML Holding N.V.	1,690	155,112
NXP Semiconductors N.V. *	39,417	2,947,603
		3,102,715
Software & Services 0.0%
Gemalto N.V.	391	23,496
Telecommunication Services 0.0%
Koninklijke (Royal) KPN N.V.	15,616	60,428
Security	Number of Shares	Value ($)
Transportation 0.0%
TNT Express N.V.	2,248	19,177
		23,615,475
New Zealand 0.8%
Consumer Services 0.2%
SKYCITY Entertainment Group Ltd.	920,409	2,793,586
Food, Beverage & Tobacco 0.1%
a2 Milk Co., Ltd. *	2,053,930	2,508,975
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	1,607	8,389
Materials 0.0%
Fletcher Building Ltd.	3,179	14,251
Telecommunication Services 0.0%
Spark New Zealand Ltd.	8,522	18,641
Transportation 0.5%
Auckland International Airport Ltd.	2,126,653	7,672,440
Utilities 0.0%
Contact Energy Ltd.	4,338	12,967
Meridian Energy Ltd.	5,457	8,340
Mighty River Power Ltd.	2,751	4,740
		26,047
		13,042,329
Norway 0.3%
Banks 0.0%
DNB A.S.A.	4,765	57,495
Energy 0.2%
Det Norske Oljeselskap A.S.A *	221,320	1,340,932
Hoegh LNG Holdings Ltd.	158,770	1,655,426
Statoil A.S.A.	5,442	74,465
		3,070,823
Food, Beverage & Tobacco 0.0%
Orkla A.S.A.	3,938	31,903
Insurance 0.0%
Gjensidige Forsikring A.S.A.	32,881	523,205
Materials 0.0%
Norsk Hydro A.S.A.	6,498	21,602
Yara International A.S.A.	864	32,754
		54,356
Media 0.0%
Schibsted A.S.A., B Shares *	394	11,065
Schibsted A.S.A., Class A	328	9,627
		20,692
Telecommunication Services 0.1%
Telenor A.S.A.	93,412	1,523,758
		5,282,232
Papua New Guinea 0.0%
Energy 0.0%
Oil Search Ltd.	6,621	31,114
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	9,416	954,406

12

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Portugal 0.1%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	391,289	16,552
Banco Espirito Santo S.A. - Reg'd *(a)(f)	42,176	—
		16,552
Energy 0.0%
Galp Energia, SGPS, S.A.	1,863	22,104
Food & Staples Retailing 0.1%
Jeronimo Martins, SGPS, S.A.	82,863	1,155,633
Media 0.0%
NOS SGPS S.A.	71,339	517,702
Utilities 0.0%
EDP - Energias de Portugal S.A.	11,189	39,073
		1,751,064
Republic of Korea 2.2%
Capital Goods 0.2%
LIG Nex1 Co., Ltd.	39,700	4,240,596
Consumer Durables & Apparel 0.2%
Cuckoo Electronics Co., Ltd. *	13,600	2,715,214
Food, Beverage & Tobacco 0.1%
NongShim Co., Ltd.	6,850	2,677,879
Health Care Equipment & Services 0.2%
Osstem Implant Co., Ltd. *	55,370	3,838,879
Household & Personal Products 0.3%
Amorepacific Corp. *	1,939	660,909
Cosmax, Inc. *	24,400	3,855,888
		4,516,797
Materials 0.1%
LG Chem Ltd.	4,743	1,186,843
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Medy-Tox, Inc.	8,350	3,626,294
Semiconductors & Semiconductor Equipment 0.1%
SK Hynix, Inc.	36,840	850,305
Technology Hardware & Equipment 0.8%
Samsung Electronics Co., Ltd.	13,161	12,732,639
		36,385,446
Russia 0.0%
Software & Services 0.0%
Yandex N.V., Class A *	33,369	447,812
Singapore 2.7%
Banks 0.0%
DBS Group Holdings Ltd.	59,116	587,692
Oversea-Chinese Banking Corp., Ltd.	14,838	83,035
United Overseas Bank Ltd.	6,300	80,090
		750,817
Capital Goods 0.1%
Keppel Corp., Ltd.	7,000	24,964
Noble Group Ltd.	34,000	7,515
Sarine Technologies Ltd. (f)	1,928,800	2,098,582
Security	Number of Shares	Value ($)
Sembcorp Industries Ltd.	4,200	7,484
Sembcorp Marine Ltd.	3,100	3,428
Singapore Technologies Engineering Ltd.	7,400	15,011
Yangzijiang Shipbuilding Holdings Ltd.	7,700	5,073
		2,162,057
Consumer Services 0.0%
Genting Singapore plc	28,700	14,315
Diversified Financials 0.0%
Singapore Exchange Ltd.	3,900	19,428
Energy 0.0%
Ezra Holdings Ltd. *	3,559,120	144,321
Food, Beverage & Tobacco 0.0%
Golden Agri-Resources Ltd.	70,000	18,337
Wilmar International Ltd.	9,300	18,803
		37,140
Media 0.0%
Singapore Press Holdings Ltd.	7,500	18,826
Real Estate 1.2%
Ascendas Real Estate Investment Trust	4,978,433	8,163,071
CapitaLand Commercial Trust Ltd.	8,700	7,961
CapitaLand Ltd.	12,400	26,955
CapitaLand Mall Trust	7,552,600	10,611,228
City Developments Ltd.	1,927	9,453
Global Logistic Properties Ltd.	15,200	18,015
Suntec Real Estate Investment Trust	14,224	15,887
UOL Group Ltd.	2,100	8,319
		18,860,889
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	611	16,144
Telecommunication Services 0.4%
Singapore Telecommunications Ltd.	675,900	1,675,996
Singapore Telecommunications Ltd.	38,900	96,439
StarHub Ltd.	1,694,100	4,038,811
		5,811,246
Transportation 0.9%
ComfortDelGro Corp., Ltd.	10,100	20,183
Hutchison Port Holdings Trust, Class U	34,100	16,293
SATS Ltd.	2,849,600	7,796,054
SIA Engineering Co., Ltd. (f)	2,858,600	6,957,679
Singapore Airlines Ltd.	2,631	20,468
		14,810,677
Utilities 0.1%
Hyflux Ltd.	3,770,800	1,292,983
		43,938,843
South Africa 0.2%
Capital Goods 0.1%
The Bidvest Group Ltd.	35,371	816,826
Media 0.1%
Naspers Ltd., N Shares	18,136	2,291,901
		3,108,727

    13

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Spain 1.3%
Banks 0.1%
Banco Bilbao Vizcaya Argentaria S.A.	31,079	200,042
Banco de Sabadell S.A.	24,410	44,180
Banco Popular Espanol S.A.	8,290	22,399
Banco Santander S.A.	70,486	302,063
Bankia S.A.	22,259	22,151
Bankinter S.A.	224,403	1,565,964
CaixaBank S.A.	12,674	38,507
		2,195,306
Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A.	912	23,170
Ferrovial S.A.	2,176	47,682
Zardoya Otis S.A.	848	8,934
		79,786
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	525,989	2,359,485
Consumer Services 0.2%
Melia Hotels International S.A.	218,010	2,380,734
Energy 0.0%
Repsol S.A.	5,354	55,513
Food & Staples Retailing 0.1%
Distribuidora Internacional de Alimentacion S.A. *	142,647	768,931
Food, Beverage & Tobacco 0.0%
Viscofan S.A.	8,796	527,215
Insurance 0.0%
Mapfre S.A.	5,208	11,698
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Grifols S.A.	1,442	30,096
Real Estate 0.2%
Merlin Properties Socimi S.A.	230,000	2,671,006
Retailing 0.1%
Industria de Diseno Textil S.A.	70,710	2,327,011
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	78,888	3,221,687
Telecommunication Services 0.3%
Cellnex Telecom S.A.U.	225,320	3,883,204
Telefonica S.A.	21,975	231,935
		4,115,139
Transportation 0.0%
Abertis Infraestructuras S.A.	2,507	37,350
Aena S.A. *	326	36,298
International Consolidated Airlines Group S.A.	3,927	30,308
		103,956
Utilities 0.0%
Enagas S.A.	1,048	30,482
Endesa S.A.	1,535	29,717
Gas Natural SDG S.A.	1,692	33,238
Security	Number of Shares	Value ($)
Iberdrola S.A.	26,264	184,616
Red Electrica Corp. S.A.	523	42,344
		320,397
		21,167,960
Sweden 3.2%
Banks 0.1%
Nordea Bank AB	14,811	149,142
Skandinaviska Enskilda Banken AB, A Shares	7,407	71,392
Svenska Handelsbanken AB, A Shares	7,302	91,877
Swedbank AB, A Shares	49,689	1,042,118
		1,354,529
Capital Goods 1.9%
Alfa Laval AB	1,419	24,465
Assa Abloy AB, Class B	83,926	1,778,823
Atlas Copco AB, A Shares	125,345	2,683,228
Atlas Copco AB, B Shares	197,785	4,039,467
Eltel AB *(f)	382,208	3,806,963
Indutrade AB	58,290	3,103,233
Inwido AB	198,338	2,198,320
Saab AB, Class B	222,330	6,711,279
Sandvik AB	5,152	43,113
Skanska AB, B Shares	1,836	35,423
SKF AB, B Shares	395,723	6,035,403
Volvo AB, B Shares	7,517	68,276
		30,527,993
Commercial & Professional Supplies 0.5%
AF AB, B Shares (f)	443,373	6,991,311
Intrum Justitia AB	18,427	610,605
Securitas AB, B Shares	1,527	22,508
		7,624,424
Consumer Durables & Apparel 0.2%
Electrolux AB, B Shares	1,162	25,311
Husqvarna AB, B Shares	2,486	15,791
Nobia AB	300,630	3,358,441
		3,399,543
Diversified Financials 0.2%
Avanza Bank Holding AB	79,610	3,002,962
Industrivarden AB, C Shares	983	15,569
Investment AB Kinnevik, B Shares	1,137	29,332
Investor AB, B Shares	2,221	74,398
		3,122,261
Energy 0.0%
Lundin Petroleum AB *	972	13,975
Food & Staples Retailing 0.0%
ICA Gruppen AB	464	16,410
Food, Beverage & Tobacco 0.0%
Swedish Match AB	949	33,759
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	976	21,498
Household & Personal Products 0.0%
Svenska Cellulosa AB, S.C.A., B Shares	2,873	85,149

14

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.1%
BillerudKorsnas AB	30,945	493,107
Boliden AB	1,281	17,822
Hexpol AB	59,255	525,815
		1,036,744
Retailing 0.2%
Hennes & Mauritz AB, B Shares	122,529	4,012,483
Technology Hardware & Equipment 0.0%
Hexagon AB, B Shares	1,247	41,583
Telefonaktiebolaget LM Ericsson, B Shares	14,839	131,807
		173,390
Telecommunication Services 0.0%
Tele2 AB, B Shares	1,422	11,824
TeliaSonera AB	12,668	59,831
		71,655
		51,493,813
Switzerland 6.0%
Capital Goods 0.7%
ABB Ltd. - Reg'd *	10,722	185,276
Belimo Holding AG - Reg'd	717	1,621,798
Burckhardt Compression Holding AG	19,422	6,063,463
Daetwyler Holding AG	20,915	2,670,028
Geberit AG - Reg'd	183	64,868
Schindler Holding AG	214	32,796
Schindler Holding AG - Reg'd	99	15,299
Sulzer AG - Reg'd	99	9,029
		10,662,557
Commercial & Professional Supplies 0.0%
Adecco S.A. - Reg'd *	808	49,603
SGS S.A. - Reg'd	27	52,473
		102,076
Consumer Durables & Apparel 1.0%
Cie Financiere Richemont S.A. - Reg'd	137,845	8,959,357
The Swatch Group AG - Bearer Shares	19,125	6,540,906
The Swatch Group AG - Reg'd	240	15,928
		15,516,191
Diversified Financials 1.6%
Credit Suisse Group AG - Reg'd *	995,045	17,627,587
Julius Baer Group Ltd. *	1,091	46,310
Leonteq AG *	32,430	4,035,153
Pargesa Holding S.A.	144	8,392
Partners Group Holding AG	10,363	3,737,463
UBS Group AG - Reg’d	17,828	294,611
		25,749,516
Energy 0.0%
Transocean Ltd.	1,701	17,840
Food, Beverage & Tobacco 0.3%
Aryzta AG *	407	18,622
Barry Callebaut AG - Reg'd *	11	12,593
Chocoladefabriken Lindt & Sprungli AG	5	29,298
Security	Number of Shares	Value ($)
Chocoladefabriken Lindt & Sprungli AG - Reg'd	1	69,066
Nestle S.A. - Reg'd	64,300	4,737,133
		4,866,712
Health Care Equipment & Services 0.7%
Sonova Holding AG - Reg'd	260	31,230
Straumann Holding AG - Reg'd	27,455	8,335,960
Ypsomed Holding AG - Reg’d *	19,580	2,729,392
		11,096,582
Insurance 0.0%
Baloise Holding AG - Reg'd	244	29,911
Swiss Life Holding AG - Reg'd *	155	39,510
Swiss Re AG	1,717	159,829
Zurich Insurance Group AG *	733	162,481
		391,731
Materials 0.6%
Clariant AG - Reg'd *	91,163	1,488,639
EMS-Chemie Holding AG - Reg'd	40	16,790
Givaudan S.A. - Reg'd *	45	84,271
LafargeHolcim Ltd. - Reg'd *	206,929	8,709,418
Sika AG	10	35,786
Syngenta AG - Reg'd	453	166,801
		10,501,705
Pharmaceuticals, Biotechnology & Life Sciences 0.6%
Actelion Ltd. - Reg'd *	29,888	3,938,628
Galenica AG - Reg'd	19	26,547
Lonza Group AG - Reg'd *	9,800	1,501,353
Novartis AG - Reg'd	11,095	859,567
Roche Holding AG	13,409	3,473,255
		9,799,350
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	323	25,849
Retailing 0.0%
Dufry AG - Reg'd *	197	21,361
Semiconductors & Semiconductor Equipment 0.3%
U-Blox AG *	20,930	4,221,756
Software & Services 0.0%
Luxoft Holding, Inc. *	8,048	604,244
Technology Hardware & Equipment 0.0%
Logitech International S.A. - Reg'd	2,143	34,003
Telecommunication Services 0.0%
Swisscom AG - Reg'd	126	62,675
Transportation 0.2%
Kuehne & Nagel International AG - Reg'd	28,161	3,727,107
		97,401,255
Taiwan 1.4%
Automobiles & Components 0.5%
Hota Industrial Manufacturing Co., Ltd.	1,216,000	5,111,058
Tung Thih Electronic Co., Ltd.	225,000	2,545,563
		7,656,621
Consumer Durables & Apparel 0.1%
Eclat Textile Co., Ltd.	176,000	2,507,858
Health Care Equipment & Services 0.1%
St. Shine Optical Co., Ltd.	64,000	1,242,720

    15

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.5%
Land Mark Optoelectronics Corp.	233,000	3,638,160
MediaTek, Inc.	95,000	617,876
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	219,776	4,911,994
		9,168,030
Technology Hardware & Equipment 0.2%
Catcher Technology Co., Ltd.	118,000	877,956
Delta Electronics, Inc.	269,860	1,142,217
Largan Precision Co., Ltd.	10,000	717,732
		2,737,905
		23,313,134
United Arab Emirates 0.0%
Banks 0.0%
Dubai Islamic Bank PJSC	328,621	516,922
United Kingdom 16.5%
Automobiles & Components 0.0%
GKN plc	8,280	33,130
Banks 0.7%
Barclays plc	81,811	218,916
HSBC Holdings plc	95,384	672,697
Lloyds Banking Group plc	8,948,216	8,383,199
Royal Bank of Scotland Group plc *	16,930	61,291
Standard Chartered plc	15,966	107,707
Virgin Money Holdings UK plc	474,480	2,135,791
		11,579,601
Capital Goods 3.6%
Ashtead Group plc	356,532	4,599,363
BAE Systems plc	15,428	114,103
Bodycote plc	514,879	4,026,972
Brammer plc	852,012	2,061,601
Bunzl plc	64,121	1,715,400
Cobham plc	5,336	19,373
Diploma plc	688,023	6,590,687
IMI plc	1,223	14,122
Interserve plc (f)	989,931	6,621,029
Meggitt plc	651,450	3,388,183
Rolls-Royce Holdings plc *	8,965	71,312
Rotork plc	3,450,058	8,447,181
Smiths Group plc	348,626	4,716,621
Spirax-Sarco Engineering plc	192,998	8,423,810
The Weir Group plc	953	11,800
Travis Perkins plc	1,202	31,450
Ultra Electronics Holdings plc	151,415	4,119,693
Wolseley plc	62,435	3,097,190
		58,069,890
Commercial & Professional Supplies 0.9%
Aggreko plc	1,153	14,074
Babcock International Group plc	1,218	15,961
Capita plc	86,982	1,464,149
Experian plc	338,844	5,780,290
G4S plc	1,197,366	3,887,142
Intertek Group plc	29,980	1,215,118
Regus plc	525,470	2,221,320
		14,598,054
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.2%
Barratt Developments plc	4,812	41,276
Bellway plc	247,290	9,819,311
Berkeley Group Holdings plc	30,277	1,530,701
Burberry Group plc	187,249	3,208,889
Persimmon plc *	1,481	43,215
Redrow plc	720,460	4,578,808
Taylor Wimpey plc	381,086	1,050,784
		20,272,984
Consumer Services 1.3%
Carnival plc	890	44,397
Compass Group plc	178,501	3,071,978
Domino's Pizza Group plc	312,150	4,391,182
Greene King plc	753,000	9,485,266
InterContinental Hotels Group plc	42,702	1,403,291
Merlin Entertainments plc	3,460	20,511
TUI AG (e)	2,409	40,912
TUI AG (e)	105,847	1,790,956
Whitbread plc	26,128	1,497,402
William Hill plc	4,309	23,989
		21,769,884
Diversified Financials 0.4%
3i Group plc	4,699	29,793
Aberdeen Asset Management plc	4,498	15,855
Hargreaves Lansdown plc	1,260	24,564
ICAP plc	2,698	18,664
Investec plc	2,523	16,051
London Stock Exchange Group plc	1,529	54,141
Provident Financial plc	39,845	1,676,004
Schroders plc	107,960	4,218,132
Schroders plc, Non Voting Shares	1,100	32,129
		6,085,333
Energy 0.3%
Amec Foster Wheeler plc	2,296	13,594
BG Group plc	16,655	252,037
BP plc	89,176	481,570
Petrofac Ltd.	1,154	13,151
Royal Dutch Shell plc, A Shares	188,005	4,110,583
Royal Dutch Shell plc, B Shares	11,899	259,255
		5,130,190
Food & Staples Retailing 0.0%
J. Sainsbury plc	6,505	22,840
Tesco plc *	39,676	98,719
WM Morrison Supermarkets plc	10,817	27,057
		148,616
Food, Beverage & Tobacco 0.5%
Associated British Foods plc	1,737	78,362
British American Tobacco plc	9,090	506,526
Coca-Cola HBC AG CDI *	966	19,781
Diageo plc	239,366	6,444,093
Imperial Tobacco Group plc	4,667	252,698
SABMiller plc	4,733	283,425
Tate & Lyle plc	2,172	19,463
		7,604,348
Health Care Equipment & Services 0.0%
Smith & Nephew plc	4,365	72,711

16

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 0.6%
Reckitt Benckiser Group plc	35,277	3,137,573
Unilever plc	137,728	6,055,175
		9,192,748
Insurance 0.4%
Admiral Group plc	13,704	348,189
Aviva plc	19,727	136,052
Direct Line Insurance Group plc	6,644	35,688
Hiscox Ltd.	63,336	899,569
Legal & General Group plc	28,993	101,195
Old Mutual plc	24,031	58,627
Prudential plc	243,861	4,790,936
RSA Insurance Group plc	4,959	29,607
St. James's Place plc	2,531	34,653
Standard Life plc	9,602	50,169
		6,484,685
Materials 2.5%
Anglo American plc	6,835	27,263
Antofagasta plc	1,862	10,161
BHP Billiton plc	10,298	99,995
Croda International plc	311,067	12,703,868
Elementis plc	1,198,341	3,676,280
Fresnillo plc	1,068	11,055
Glencore plc *	9,767,761	12,593,506
Johnson Matthey plc	935	33,075
Mondi plc	1,774	28,922
Randgold Resources Ltd.	455	32,291
Rexam plc	3,438	29,478
Rio Tinto plc	6,112	149,877
RPC Group plc (f)	481,458	5,172,112
Victrex plc	258,043	5,728,423
		40,296,306
Media 0.7%
ITV plc	1,076,827	4,116,571
Pearson plc	3,967	44,785
RELX plc	134,935	2,374,108
Sky plc	5,034	77,889
UBM plc	71,204	532,662
WPP plc	187,336	4,074,088
		11,220,103
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
AstraZeneca plc	6,162	396,774
GlaxoSmithKline plc	23,730	488,849
Hikma Pharmaceuticals plc	129,850	3,747,956
Shire plc	2,887	161,938
		4,795,517
Real Estate 0.1%
Derwent London plc	18,016	835,593
Hammerson plc	3,790	31,662
Intu Properties plc	4,571	19,561
Land Securities Group plc	3,855	60,459
Segro plc	3,502	21,977
The British Land Co., plc	4,746	50,276
		1,019,528
Retailing 0.2%
Dixons Carphone plc	4,729	32,072
Inchcape plc	74,837	769,495
Kingfisher plc	11,245	52,622
Marks & Spencer Group plc	8,017	48,679
Security	Number of Shares	Value ($)
Next plc	24,913	2,469,288
Sports Direct International plc *	1,266	7,528
WH Smith plc	21,638	570,977
		3,950,661
Semiconductors & Semiconductor Equipment 0.0%
ARM Holdings plc	6,848	97,689
Software & Services 1.1%
Auto Trader Group plc	1,159,571	6,509,416
Just Eat plc *	514,130	2,753,529
Micro Focus International plc	30,769	609,446
Rightmove plc	84,090	4,798,059
Sophos Group plc	642,035	2,219,659
The Sage Group plc	189,090	1,685,564
		18,575,673
Technology Hardware & Equipment 1.1%
Halma plc	674,082	8,066,206
Laird plc	900,628	4,580,057
Oxford Instruments plc	237,097	2,482,381
Spectris plc	119,618	2,709,628
		17,838,272
Telecommunication Services 0.3%
BT Group plc	645,697	4,493,794
Inmarsat plc	2,172	34,197
Vodafone Group plc	129,446	416,085
		4,944,076
Transportation 0.2%
easyJet plc	142,041	3,148,582
Royal Mail plc	4,388	28,848
		3,177,430
Utilities 0.1%
Centrica plc	24,637	72,287
National Grid plc	18,253	257,161
Severn Trent plc	1,144	35,900
SSE plc	66,753	1,385,081
United Utilities Group plc	3,295	45,081
		1,795,510
		268,752,939
United States 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	26,359	1,741,539
Total Common Stock
(Cost $1,583,895,592)		1,575,931,957

Preferred Stock 0.7% of net assets
Germany 0.7%
Automobiles & Components 0.0%
Bayerische Motoren Werke AG	255	17,557
Porsche Automobil Holding SE	740	33,561
Volkswagen AG	905	105,389
		156,507
Capital Goods 0.3%
Jungheinrich AG	50,550	4,033,981

    17

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.4%
Sartorius AG	24,080	6,175,830
Household & Personal Products 0.0%
Henkel AG & Co. KGaA	869	92,333
Materials 0.0%
Fuchs Petrolub SE	311	12,755
		10,471,406
Italy 0.0%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	4,119	10,952
Telecommunication Services 0.0%
Telecom Italia S.p.A. - RSP	29,383	26,444
		37,396
Total Preferred Stock
(Cost $9,196,734)		10,508,802

Other Investment Company 2.7% of net assets
Money Market Fund 2.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (b)	44,519,799	44,519,799
Total Other Investment Company
(Cost $44,519,799)		44,519,799

Rights 0.0% of net assets
Italy 0.0%
Energy 0.0%
Saipem S.p.A. *	1,137	3,572
Spain 0.0%
Capital Goods 0.0%
ACS, Actividades de Construccion y Servicios S.A. *	912	405
Total Rights
(Cost $46,522)		3,977
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 0.0% of net assets
U.S. Treasury Obligations 0.0%
U.S. Treasury Bills
0.03%, 02/25/16 (c)(d)	50,000	49,993
0.03%, 03/17/16 (c)(d)	5,000	4,998
0.04%, 03/17/16 (c)(d)	5,000	4,999
Total Short-Term Investments
(Cost $59,999)		59,990

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $1,656,900,477 and the unrealized appreciation and depreciation were $158,263,469 and ($184,139,421), respectively, with a net unrealized depreciation of ($25,875,952).
At 01/31/16, the values of certain foreign securities held by the fund aggregating $1,421,148,169 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	The rate shown is the 7-day yield.
(c)	All or a portion of this security is held as collateral for open futures contracts.
(d)	The rate shown is the purchase yield.
(e)	Securities are traded on separate exchanges for the same entity.
(f)	Illiquid security. At the period end, the value of these amounted to $41,783,961 or 2.6% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt

AUD –	Australian dollar
CHF –	Swiss franc
NZD –	New Zealand dollar
USD –	U.S. dollar
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	222	17,777,760	321,019

18

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
02/03/2016	Barclays Capital	AUD	112,925	USD	79,918	6
03/16/2016	State Street Bank & Trust Co.	AUD	890,000	USD	628,614	(20,463)
03/16/2016	State Street Bank & Trust Co.	AUD	1,184,000	USD	836,268	(5,572)
03/16/2016	State Street Bank & Trust Co.	USD	2,784,970	AUD	3,943,000	203,272
03/16/2016	State Street Bank & Trust Co.	USD	11,771,377	CHF	12,037,000	724,989
04/28/2016	State Street Bank & Trust Co.	USD	6,799,642	NZD	10,553,000	21,026
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						923,258

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$226,029,610	$—	$226,029,610
Brazil [1]	—	828,269	—	828,269
Food, Beverage & Tobacco	2,718,113	—	—	2,718,113
Canada [1]	62,612,250	—	—	62,612,250
China [1]	—	29,668,602	—	29,668,602
Consumer Durables & Apparel	2,756,167	1,797,575	—	4,553,742
Software & Services	9,796,744	4,722,305	—	14,519,049
France [1]	—	131,454,092	—	131,454,092
Capital Goods	3,882,184	9,560,629	—	13,442,813
Pharmaceuticals, Biotechnology & Life Sciences	3,802,565	6,390,638	—	10,193,203
Germany [1]	—	93,568,910	—	93,568,910
Capital Goods	5,930,067	27,052,879	—	32,982,946
Real Estate	770,931	916,708	—	1,687,639
Hong Kong[1]	—	20,196,833	—	20,196,833
Consumer Services	6,705,250	2,372,938	—	9,078,188
Telecommunication Services	17,233	4,431,276	—	4,448,509
Ireland [1]	—	13,081,638	—	13,081,638
Insurance	7,168,798	—	—	7,168,798
Israel [1]	—	5,023,141	—	5,023,141
Pharmaceuticals, Biotechnology & Life Sciences	5,410,451	273,747	—	5,684,198
Software & Services	5,069,318	15,301	—	5,084,619
Italy [1]	—	44,843,301	—	44,843,301
Automobiles & Components	21,648	30,709	—	52,357
Consumer Durables & Apparel	6,936,071	4,030,378	—	10,966,449
Japan [1]	—	278,846,034	—	278,846,034
Banks	24,317	14,592,788	—	14,617,105
Insurance	28,984	6,693,306	—	6,722,290
Mexico [1]	8,917,811	—	—	8,917,811
    19

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Netherlands [1]	$—	$5,569,697	$—	$5,569,697
Capital Goods	13,175	12,592,426	—	12,605,601
Consumer Durables & Apparel	1,985,618	—	—	1,985,618
Household & Personal Products	351,844	—	—	351,844
Semiconductors & Semiconductor Equipment	2,947,603	155,112	—	3,102,715
Norway [1]	—	2,190,717	—	2,190,717
Energy	1,340,932	1,729,891	—	3,070,823
Media	11,065	9,627	—	20,692
Peru [1]	954,406	—	—	954,406
Russia [1]	447,812	—	—	447,812
Singapore [1]	—	41,776,786	—	41,776,786
Capital Goods	2,098,582	63,475	—	2,162,057
Sweden [1]	—	20,965,820	—	20,965,820
Capital Goods	3,806,963	26,721,030	—	30,527,993
Switzerland [1]	—	86,100,451	—	86,100,451
Capital Goods	1,621,798	9,040,759	—	10,662,557
Software & Services	604,244	—	—	604,244
Technology Hardware & Equipment	34,003	—	—	34,003
Taiwan [1]	—	14,145,104	—	14,145,104
Semiconductors & Semiconductor Equipment	4,911,994	4,256,036	—	9,168,030
United Kingdom[1]	—	228,456,633	—	228,456,633
Materials	3,676,280	36,620,026	—	40,296,306
United States[1]	1,741,539	—	—	1,741,539
Preferred Stock[1]	—	37,396	—	37,396
Germany	6,175,830	4,295,576	—	10,471,406
Other Investment Company[1]	44,519,799	—	—	44,519,799
Rights [1]	3,977	—	—	3,977
Short-Term Investments[1]	—	59,990	—	59,990
Total	$209,816,366	$1,421,208,159	$—	$1,631,024,525
Other Financial Instruments
Futures Contracts[2]	$321,019	$—	$—	$321,019
Forward Foreign Currency Exchange Contracts[2]	—	949,293	—	949,293
Liabilities Valuation Input

Other Financial Instruments
Forward Foreign Currency Exchange Contracts[2]	$—	($26,035)	$—	($26,035)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
20

Laudus International MarketMasters Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock
Australia	$58,035	$—	$1,617	$—	($59,652)	$—	$—	$—
Spain	22,567	—	(936)	—	(21,631)	—	—	$—
Preferred Stock								$—
United Kingdom	2,185	(47)	—	—	(2,138)	—	—	$—
Total	$82,787	($47)	$681	$—	($83,421)	$—	$—	$—
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $22,466,495 and $18,973,945 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    21

Laudus MarketMasters Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day's forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
22

Laudus MarketMasters Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On January 31, 2016, the funds had open equity index futures contracts, and the Laudus International MarketMasters Fund had open forward foreign currency exchange contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk. The Laudus International MarketMasters Fund invests in forwards to hedge currency risks associated with the purchase of individual securities denominated in a particular currency. The primary risk associated with investing in forwards is currency risk.
REG87632JAN16
23

Schwab Capital Trust
Schwab Core Equity Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.6%	Common Stock	2,021,558,437	2,054,643,906
1.0%	Other Investment Companies	21,921,449	21,921,449
99.6%	Total Investments	2,043,479,886	2,076,565,355
0.4%	Other Assets and Liabilities, Net		7,582,649
100.0%	Net Assets		2,084,148,004

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets
Automobiles & Components 1.5%
Lear Corp.	301,565	31,311,494
Banks 7.0%
Bank of America Corp.	1,119,549	15,830,423
Citigroup, Inc.	1,379,154	58,724,377
Fifth Third Bancorp	893,944	14,124,315
JPMorgan Chase & Co.	499,014	29,691,333
MGIC Investment Corp. *	699,480	4,630,557
Radian Group, Inc.	1,445,244	14,539,155
Wells Fargo & Co.	152,247	7,647,367
		145,187,527
Capital Goods 6.0%
AECOM *	112,474	3,086,287
Allison Transmission Holdings, Inc.	125,201	2,978,532
BWX Technologies, Inc.	442,831	13,258,360
General Electric Co.	143,600	4,178,760
Huntington Ingalls Industries, Inc.	209,141	26,744,951
Owens Corning	149,726	6,915,844
Spirit AeroSystems Holdings, Inc., Class A *	773,167	32,782,281
Stanley Black & Decker, Inc.	241,022	22,738,015
The Boeing Co.	107,154	12,872,410
		125,555,440
Commercial & Professional Supplies 1.0%
R.R. Donnelley & Sons Co.	1,436,729	20,071,104
Consumer Durables & Apparel 0.1%
Wolverine World Wide, Inc.	163,614	2,766,713
Security	Number of Shares	Value ($)
Consumer Services 1.6%
Darden Restaurants, Inc.	385,840	24,331,071
Six Flags Entertainment Corp.	42,530	2,137,983
Vail Resorts, Inc.	63,591	7,948,875
		34,417,929
Diversified Financials 2.7%
Ally Financial, Inc. *	356,655	5,652,982
Lazard Ltd., Class A	443,680	15,968,043
Voya Financial, Inc.	1,128,409	34,506,747
		56,127,772
Energy 6.4%
Apache Corp.	72,004	3,063,050
ConocoPhillips	338,883	13,243,548
CVR Energy, Inc.	272,268	9,534,825
Devon Energy Corp.	379,988	10,601,665
Exxon Mobil Corp.	190,493	14,829,880
Marathon Petroleum Corp.	619,753	25,899,478
Tesoro Corp.	70,508	6,151,823
Transocean Ltd. (a)	218,481	2,276,572
Valero Energy Corp.	546,121	37,065,232
Western Refining, Inc.	300,153	9,875,034
		132,541,107
Food & Staples Retailing 2.7%
Casey's General Stores, Inc.	55,274	6,673,783
The Kroger Co.	531,518	20,628,213
Wal-Mart Stores, Inc.	440,092	29,204,505
		56,506,501
Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	239,049	14,608,284
Bunge Ltd.	114,799	7,118,686
Dr Pepper Snapple Group, Inc.	311,006	29,184,803
General Mills, Inc.	84,696	4,786,171
Ingredion, Inc.	57,826	5,824,235
PepsiCo, Inc.	632,966	62,853,524
		124,375,703
Health Care Equipment & Services 5.8%
AmerisourceBergen Corp.	320,725	28,724,131
C.R. Bard, Inc.	119,029	21,814,445
Cardinal Health, Inc.	171,819	13,980,912
Hologic, Inc. *	691,827	23,480,608
IMS Health Holdings, Inc. *	129,231	2,987,821
McKesson Corp.	123,233	19,838,048
Molina Healthcare, Inc. *	142,104	7,802,931
St. Jude Medical, Inc.	55,513	2,934,417
		121,563,313

    1

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Household & Personal Products 2.3%
Spectrum Brands Holdings, Inc.	286,109	27,191,799
The Clorox Co.	90,526	11,682,380
The Procter & Gamble Co.	111,308	9,092,751
		47,966,930
Insurance 2.4%
American Financial Group, Inc.	163,731	11,621,626
Everest Re Group Ltd.	12,824	2,294,727
MetLife, Inc.	602,199	26,888,185
Prudential Financial, Inc.	17,498	1,226,260
The Hanover Insurance Group, Inc.	62,947	5,129,551
The Travelers Cos., Inc.	32,387	3,466,705
		50,627,054
Materials 1.7%
Air Products & Chemicals, Inc.	33,550	4,251,120
International Paper Co.	249,883	8,548,497
LyondellBasell Industries N.V., Class A	211,537	16,493,540
PolyOne Corp.	191,260	5,175,496
		34,468,653
Media 2.4%
Comcast Corp., Class A	812,820	45,282,202
The Interpublic Group of Cos., Inc.	166,910	3,745,461
		49,027,663
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	252,798	13,878,610
Amgen, Inc.	376,846	57,555,690
Catalent, Inc. *	84,814	1,995,673
Charles River Laboratories International, Inc. *	42,437	3,150,098
Gilead Sciences, Inc.	526,517	43,700,911
Johnson & Johnson	235,949	24,642,514
Pfizer, Inc.	1,560,340	47,574,767
		192,498,263
Real Estate 3.6%
Equity LifeStyle Properties, Inc.	76,445	5,039,254
Lamar Advertising Co., Class A	190,288	10,677,060
Simon Property Group, Inc.	201,107	37,462,212
SL Green Realty Corp.	225,903	21,824,489
		75,003,015
Retailing 6.4%
Amazon.com, Inc. *	56,748	33,311,076
American Eagle Outfitters, Inc. (a)	285,264	4,176,265
Best Buy Co., Inc.	313,984	8,769,573
Lowe's Cos., Inc.	742,609	53,215,361
Target Corp.	184,248	13,343,240
The Gap, Inc.	285,122	7,048,216
The Home Depot, Inc.	112,159	14,105,116
		133,968,847
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.4%
Intel Corp.	350,808	10,882,064
Microsemi Corp. *	266,423	8,445,609
ON Semiconductor Corp. *	680,892	5,828,435
Teradyne, Inc.	156,476	3,040,329
		28,196,437
Software & Services 9.5%
Alphabet, Inc., Class A *	45,619	34,732,026
Alphabet, Inc., Class C *	10,791	8,017,173
Citrix Systems, Inc. *	31,000	2,184,260
Computer Sciences Corp.	793,062	25,433,498
CSRA, Inc.	397,155	10,635,811
eBay, Inc. *	378,285	8,874,566
Global Payments, Inc.	116,986	6,896,325
j2 Global, Inc.	32,493	2,356,067
Leidos Holdings, Inc.	390,346	18,002,758
Microsoft Corp.	816,453	44,978,396
Nuance Communications, Inc. *	675,416	11,907,584
Synopsys, Inc. *	171,023	7,336,887
VeriSign, Inc. *	81,404	6,154,142
Xerox Corp.	1,170,725	11,414,569
		198,924,062
Technology Hardware & Equipment 8.8%
Apple, Inc.	1,060,960	103,273,847
Ciena Corp. *	658,078	11,694,046
Cisco Systems, Inc.	926,957	22,052,307
Ingram Micro, Inc., Class A	362,024	10,209,077
Jabil Circuit, Inc.	713,518	14,206,143
Juniper Networks, Inc.	917,649	21,656,516
		183,091,936
Telecommunication Services 2.5%
AT&T, Inc.	170,224	6,138,278
Verizon Communications, Inc.	915,661	45,755,580
		51,893,858
Transportation 3.6%
Delta Air Lines, Inc.	993,835	44,016,952
FedEx Corp.	51,602	6,856,874
United Parcel Service, Inc., Class B	253,313	23,608,772
		74,482,598
Utilities 4.0%
Ameren Corp.	47,227	2,121,437
Entergy Corp.	391,556	27,636,022
FirstEnergy Corp.	175,144	5,790,261
UGI Corp.	1,218,523	41,429,782
Xcel Energy, Inc.	185,570	7,092,485
		84,069,987
Total Common Stock
(Cost $2,021,558,437)		2,054,643,906

2

Schwab Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Companies 1.0% of net assets
Money Market Fund 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (b)	16,984,699	16,984,699
Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (b)	4,936,750	4,936,750
Total Other Investment Companies
(Cost $21,921,449)		21,921,449

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,044,845,879 and the unrealized appreciation and depreciation were $202,970,086 and ($171,250,610), respectively, with a net unrealized appreciation of $31,719,476.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $4,951,070.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	145	13,993,225	(603,116)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,054,643,906	$—	$—	$2,054,643,906
Other Investment Companies[1]	21,921,449	—	—	21,921,449
Total	$2,076,565,355	$—	$—	$2,076,565,355
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($603,116)	$—	$—	($603,116)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    3

Schwab Capital Trust
Schwab Dividend Equity Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.7%	Common Stock	1,674,129,949	1,614,534,411
0.6%	Short-Term Investment	9,972,702	9,972,702
99.3%	Total Investments	1,684,102,651	1,624,507,113
0.7%	Other Assets and Liabilities, Net		10,738,121
100.0%	Net Assets		1,635,245,234

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets
Automobiles & Components 1.9%
Ford Motor Co.	753,605	8,998,044
General Motors Co.	354,966	10,521,192
Lear Corp.	104,838	10,885,329
		30,404,565
Banks 11.8%
Bank of America Corp.	1,065,479	15,065,873
Citigroup, Inc.	1,228,803	52,322,432
Citizens Financial Group, Inc.	167,138	3,551,682
Fifth Third Bancorp	1,547,263	24,446,755
Huntington Bancshares, Inc.	430,000	3,689,400
JPMorgan Chase & Co.	1,211,276	72,070,922
MGIC Investment Corp. *	564,698	3,738,301
Radian Group, Inc.	763,543	7,681,243
Regions Financial Corp.	376,400	3,056,368
Wells Fargo & Co.	161,484	8,111,341
		193,734,317
Capital Goods 5.7%
AECOM *	30,050	824,572
Allison Transmission Holdings, Inc.	190,831	4,539,870
BWX Technologies, Inc.	255,909	7,661,915
General Electric Co.	534,884	15,565,124
Huntington Ingalls Industries, Inc.	134,780	17,235,666
Jacobs Engineering Group, Inc. *	72,872	2,858,769
Kennametal, Inc.	40,445	715,877
Spirit AeroSystems Holdings, Inc., Class A *	520,518	22,069,963
Stanley Black & Decker, Inc.	230,843	21,777,729
		93,249,485
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 1.5%
Clean Harbors, Inc. *	21,060	933,168
R.R. Donnelley & Sons Co.	1,426,028	19,921,611
Waste Management, Inc.	73,507	3,892,196
		24,746,975
Consumer Durables & Apparel 0.3%
Wolverine World Wide, Inc.	288,673	4,881,460
Consumer Services 3.2%
Darden Restaurants, Inc.	505,127	31,853,309
Six Flags Entertainment Corp.	96,804	4,866,337
Vail Resorts, Inc.	120,596	15,074,500
		51,794,146
Diversified Financials 4.5%
Ally Financial, Inc. *	317,351	5,030,013
Berkshire Hathaway, Inc., Class B *	53,272	6,913,107
Janus Capital Group, Inc.	304,748	3,836,777
Lazard Ltd., Class A	341,256	12,281,804
Synchrony Financial *	210,598	5,985,195
The Goldman Sachs Group, Inc.	80,269	12,968,260
Voya Financial, Inc.	898,634	27,480,228
		74,495,384
Energy 11.5%
Chevron Corp.	376,315	32,539,958
ConocoPhillips	457,631	17,884,220
CVR Energy, Inc.	247,347	8,662,092
Devon Energy Corp.	337,369	9,412,595
Exxon Mobil Corp.	471,144	36,678,560
Marathon Petroleum Corp.	319,205	13,339,577
Murphy Oil Corp.	359,063	7,041,225
Occidental Petroleum Corp.	88,750	6,108,663
Superior Energy Services, Inc.	718,752	7,410,333
Tesoro Corp.	139,413	12,163,784
Valero Energy Corp.	451,202	30,623,080
Western Refining, Inc.	180,316	5,932,396
World Fuel Services Corp.	18,579	723,652
		188,520,135
Food & Staples Retailing 2.5%
The Kroger Co.	483,564	18,767,119
Wal-Mart Stores, Inc.	331,489	21,997,610
		40,764,729
Food, Beverage & Tobacco 3.8%
Bunge Ltd.	229,058	14,203,887
ConAgra Foods, Inc.	232,492	9,680,967

    1

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dr Pepper Snapple Group, Inc.	197,905	18,571,405
PepsiCo, Inc.	196,344	19,496,959
		61,953,218
Health Care Equipment & Services 4.1%
AmerisourceBergen Corp.	251,024	22,481,710
C.R. Bard, Inc.	25,615	4,694,461
Cardinal Health, Inc.	279,138	22,713,459
Hologic, Inc. *	128,133	4,348,834
McKesson Corp.	21,910	3,527,072
Molina Healthcare, Inc. *	167,276	9,185,125
		66,950,661
Household & Personal Products 0.5%
Spectrum Brands Holdings, Inc.	24,760	2,353,190
The Procter & Gamble Co.	69,253	5,657,278
		8,010,468
Insurance 4.5%
Everest Re Group Ltd.	10,792	1,931,121
Loews Corp.	152,851	5,657,016
MetLife, Inc.	511,809	22,852,272
Prudential Financial, Inc.	57,568	4,034,365
The Allstate Corp.	206,297	12,501,598
The Travelers Cos., Inc.	254,328	27,223,269
		74,199,641
Materials 2.9%
International Paper Co.	411,654	14,082,683
LyondellBasell Industries N.V., Class A	172,412	13,442,964
PolyOne Corp.	163,956	4,436,649
Steel Dynamics, Inc.	820,706	15,059,955
		47,022,251
Pharmaceuticals, Biotechnology & Life Sciences 7.0%
Amgen, Inc.	204,792	31,277,882
Gilead Sciences, Inc.	149,523	12,410,409
Johnson & Johnson	116,129	12,128,513
Merck & Co., Inc.	11,053	560,056
Pfizer, Inc.	1,912,372	58,308,222
		114,685,082
Real Estate 5.4%
CBL & Associates Properties, Inc.	157,146	1,689,319
Duke Realty Corp.	698,966	14,070,186
Equity LifeStyle Properties, Inc.	186,727	12,309,044
Lamar Advertising Co., Class A	313,370	17,583,191
Mid-America Apartment Communities, Inc.	19,781	1,855,853
Post Properties, Inc.	17,871	1,023,830
Retail Properties of America, Inc., Class A	505,926	7,846,912
Simon Property Group, Inc.	68,893	12,833,388
SL Green Realty Corp.	193,705	18,713,840
		87,925,563
Security	Number of Shares	Value ($)
Retailing 2.4%
American Eagle Outfitters, Inc.	255,832	3,745,380
Best Buy Co., Inc.	333,863	9,324,794
Chico's FAS, Inc.	211,921	2,201,859
Lowe's Cos., Inc.	247,759	17,754,410
The Gap, Inc.	85,471	2,112,843
The Home Depot, Inc.	34,114	4,290,177
		39,429,463
Semiconductors & Semiconductor Equipment 2.2%
Intel Corp.	1,070,970	33,221,490
Teradyne, Inc.	140,305	2,726,126
		35,947,616
Software & Services 5.3%
Accenture plc, Class A	19,622	2,070,906
Computer Sciences Corp.	616,018	19,755,697
CSRA, Inc.	616,018	16,496,962
Global Payments, Inc.	20,456	1,205,881
Leidos Holdings, Inc.	321,465	14,825,966
Microsoft Corp.	386,090	21,269,698
Nuance Communications, Inc. *	192,002	3,384,995
Rackspace Hosting, Inc. *	289,026	5,841,216
Xerox Corp.	258,734	2,522,657
		87,373,978
Technology Hardware & Equipment 5.2%
Apple, Inc.	321,400	31,285,076
Cisco Systems, Inc.	883,316	21,014,088
Hewlett Packard Enterprise Co.	76,465	1,052,158
HP, Inc.	497,396	4,829,715
Ingram Micro, Inc., Class A	361,342	10,189,844
Jabil Circuit, Inc.	271,669	5,408,930
Juniper Networks, Inc.	449,465	10,607,374
SYNNEX Corp.	8,209	689,146
		85,076,331
Telecommunication Services 1.4%
AT&T, Inc.	147,631	5,323,574
Verizon Communications, Inc.	337,843	16,882,015
		22,205,589
Transportation 2.9%
Delta Air Lines, Inc.	470,316	20,830,295
United Parcel Service, Inc., Class B	288,069	26,848,031
		47,678,326
Utilities 8.2%
American Electric Power Co., Inc.	490,867	29,928,161
CenterPoint Energy, Inc.	39,099	698,699
Entergy Corp.	487,549	34,411,208
Exelon Corp.	193,822	5,731,316
FirstEnergy Corp.	320,512	10,596,127
NRG Energy, Inc.	555,778	5,913,478

2

Schwab Dividend Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
UGI Corp.	997,042	33,899,428
Xcel Energy, Inc.	321,994	12,306,611
		133,485,028
Total Common Stock
(Cost $1,674,129,949)		1,614,534,411
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	9,972,702	9,972,702
Total Short-Term Investment
(Cost $9,972,702)		9,972,702

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $1,684,102,651 and the unrealized appreciation and depreciation were $120,341,979 and ($179,937,517), respectively, with a net unrealized depreciation of ($59,595,538).
*	Non-income producing security.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	85	8,202,925	(304,989)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,614,534,411	$—	$—	$1,614,534,411
Short-Term Investment[1]	—	9,972,702	—	9,972,702
Total	$1,614,534,411	$9,972,702	$—	$1,624,507,113
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($304,989)	$—	$—	($304,989)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    3

Schwab Capital Trust
Schwab Large-Cap Growth Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.1%	Common Stock	206,739,468	215,550,589
0.6%	Short-Term Investment	1,334,467	1,334,467
99.7%	Total Investments	208,073,935	216,885,056
0.3%	Other Assets and Liabilities, Net		656,156
100.0%	Net Assets		217,541,212

Security	Number of Shares	Value ($)
Common Stock 99.1% of net assets
Automobiles & Components 1.3%
Lear Corp.	26,517	2,753,260
Banks 1.7%
Citigroup, Inc.	46,305	1,971,667
MGIC Investment Corp. *	24,964	165,261
Radian Group, Inc.	163,429	1,644,096
		3,781,024
Capital Goods 5.9%
AECOM *	7,793	213,840
BWX Technologies, Inc.	125,021	3,743,129
Huntington Ingalls Industries, Inc.	29,935	3,828,088
Owens Corning	14,991	692,434
Spirit AeroSystems Holdings, Inc., Class A *	86,481	3,666,794
The Boeing Co.	4,750	570,618
		12,714,903
Commercial & Professional Supplies 1.3%
R.R. Donnelley & Sons Co.	201,500	2,814,955
Consumer Durables & Apparel 1.7%
Carter's, Inc.	3,654	355,242
NIKE, Inc., Class B	13,449	833,973
Wolverine World Wide, Inc.	147,463	2,493,599
		3,682,814
Consumer Services 3.1%
Darden Restaurants, Inc.	55,733	3,514,523
Six Flags Entertainment Corp.	7,031	353,448
Vail Resorts, Inc.	23,144	2,893,000
		6,760,971
Security	Number of Shares	Value ($)
Diversified Financials 1.8%
Ally Financial, Inc. *	77,464	1,227,804
Lazard Ltd., Class A	10,296	370,553
Voya Financial, Inc.	77,036	2,355,761
		3,954,118
Energy 1.1%
CVR Energy, Inc.	12,427	435,194
Marathon Petroleum Corp.	6,556	273,975
Tesoro Corp.	5,852	510,587
Valero Energy Corp.	15,632	1,060,944
Western Refining, Inc.	5,558	182,858
		2,463,558
Food & Staples Retailing 2.2%
The Kroger Co.	124,839	4,845,002
Food, Beverage & Tobacco 8.2%
Altria Group, Inc.	10,957	669,582
Bunge Ltd.	28,660	1,777,207
Campbell Soup Co.	20,318	1,146,138
ConAgra Foods, Inc.	17,605	733,072
Dr Pepper Snapple Group, Inc.	57,685	5,413,160
PepsiCo, Inc.	74,416	7,389,509
Post Holdings, Inc. *	12,951	757,634
		17,886,302
Health Care Equipment & Services 7.2%
Allscripts Healthcare Solutions, Inc. *	18,143	250,011
AmerisourceBergen Corp.	52,949	4,742,112
Cardinal Health, Inc.	41,184	3,351,142
Express Scripts Holding Co. *	8,725	627,066
Hologic, Inc. *	107,179	3,637,655
McKesson Corp.	1,248	200,903
Molina Healthcare, Inc. *	51,137	2,807,933
		15,616,822
Household & Personal Products 0.3%
Spectrum Brands Holdings, Inc.	6,281	596,946
Insurance 0.1%
CNA Financial Corp.	6,712	223,040
Materials 2.5%
LyondellBasell Industries N.V., Class A	30,814	2,402,568
PolyOne Corp.	11,186	302,693
RPM International, Inc.	30,953	1,214,905
Steel Dynamics, Inc.	76,421	1,402,325
		5,322,491

    1

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 3.5%
Comcast Corp., Class A	117,434	6,542,248
Scripps Networks Interactive, Inc., Class A	11,277	687,559
The Interpublic Group of Cos., Inc.	18,266	409,889
		7,639,696
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	52,782	2,897,732
Amgen, Inc.	45,057	6,881,556
Catalent, Inc. *	29,197	687,005
Celgene Corp. *	6,018	603,726
Eli Lilly & Co.	3,463	273,923
Gilead Sciences, Inc.	79,888	6,630,704
Jazz Pharmaceuticals plc *	5,860	754,416
Myriad Genetics, Inc. *	6,512	253,773
United Therapeutics Corp. *	9,596	1,182,035
Zoetis, Inc.	5,782	248,915
		20,413,785
Real Estate 2.6%
Equity LifeStyle Properties, Inc.	7,170	472,646
Lamar Advertising Co., Class A	76,476	4,291,068
SL Green Realty Corp.	10,024	968,419
		5,732,133
Retailing 9.4%
Amazon.com, Inc. *	11,156	6,548,572
American Eagle Outfitters, Inc.	14,361	210,245
Best Buy Co., Inc.	44,825	1,251,962
Chico's FAS, Inc.	45,151	469,119
Genuine Parts Co.	2,819	242,913
Lowe's Cos., Inc.	81,835	5,864,296
Target Corp.	18,320	1,326,735
The Gap, Inc.	76,911	1,901,240
The Home Depot, Inc.	17,145	2,156,155
The TJX Cos., Inc.	5,338	380,279
		20,351,516
Semiconductors & Semiconductor Equipment 1.6%
Intel Corp.	47,878	1,485,176
Microsemi Corp. *	56,104	1,778,497
Teradyne, Inc.	14,885	289,215
		3,552,888
Software & Services 17.2%
Alphabet, Inc., Class A *	12,144	9,245,834
Computer Sciences Corp.	78,527	2,518,361
CSRA, Inc.	78,527	2,102,953
eBay, Inc. *	8,983	210,741
Facebook, Inc., Class A *	43,557	4,887,531
Global Payments, Inc.	31,174	1,837,707
GoDaddy, Inc., Class A *	25,829	787,526
Leidos Holdings, Inc.	87,514	4,036,146
Mentor Graphics Corp.	33,110	575,452
Microsoft Corp.	79,704	4,390,893
Nuance Communications, Inc. *	166,071	2,927,832
Security	Number of Shares	Value ($)
Rackspace Hosting, Inc. *	67,746	1,369,147
Sabre Corp.	8,960	229,466
Take-Two Interactive Software, Inc. *	33,641	1,167,343
Visa, Inc., Class A	8,912	663,855
Xerox Corp.	43,559	424,700
		37,375,487
Technology Hardware & Equipment 9.5%
Apple, Inc.	168,261	16,378,526
Ciena Corp. *	112,744	2,003,461
Cisco Systems, Inc.	2,958	70,371
Ingram Micro, Inc., Class A	44,945	1,267,449
Jabil Circuit, Inc.	38,961	775,713
SYNNEX Corp.	2,744	230,359
		20,725,879
Telecommunication Services 1.1%
Verizon Communications, Inc.	49,234	2,460,223
Transportation 4.4%
Alaska Air Group, Inc.	7,796	548,838
Delta Air Lines, Inc.	115,063	5,096,140
JetBlue Airways Corp. *	19,365	412,668
Matson, Inc.	34,000	1,373,940
United Parcel Service, Inc., Class B	21,688	2,021,322
		9,452,908
Utilities 2.0%
FirstEnergy Corp.	28,675	947,996
UGI Corp.	102,408	3,481,872
		4,429,868
Total Common Stock
(Cost $206,739,468)		215,550,589
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets
Time Deposit 0.6%
DNB
0.14%, 02/01/16	1,334,467	1,334,467
Total Short-Term Investment
(Cost $1,334,467)		1,334,467

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $208,073,952 and the unrealized appreciation and depreciation were $28,124,975 and ($19,313,871), respectively, with a net unrealized appreciation of $8,811,104.
*	Non-income producing security.

2

Schwab Large-Cap Growth Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	12	1,158,060	(75,263)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$215,550,589	$—	$—	$215,550,589
Short-Term Investment[1]	—	1,334,467	—	1,334,467
Total	$215,550,589	$1,334,467	$—	$216,885,056
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($75,263)	$—	$—	($75,263)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    3

Schwab Capital Trust
Schwab Small-Cap Equity Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	596,218,642	547,046,121
4.7%	Other Investment Company	25,975,521	25,975,521
0.4%	Short-Term Investment	1,935,293	1,935,293
104.5%	Total Investments	624,129,456	574,956,935
(4.5%)	Other Assets and Liabilities, Net		(24,716,359)
100.0%	Net Assets		550,240,576

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 2.1%
American Axle & Manufacturing Holdings, Inc. *	338,607	4,340,942
Dana Holding Corp.	149,855	1,781,776
Tenneco, Inc. *	91,992	3,515,014
Tower International, Inc.	88,804	2,044,268
		11,682,000
Banks 9.4%
1st Source Corp.	35,101	1,060,752
Banc of California, Inc.	281,820	4,255,482
BancFirst Corp.	13,210	738,967
Camden National Corp.	14,621	613,643
CenterState Banks, Inc.	9,039	128,263
Central Pacific Financial Corp.	7,126	149,290
Chemical Financial Corp.	4,588	146,174
CNB Financial Corp.	6,671	121,346
Community Trust Bancorp, Inc.	4,493	156,536
Enterprise Financial Services Corp.	5,349	151,858
Essent Group Ltd. *	171,109	3,074,829
Farmers Capital Bank Corp. *	2,672	72,117
Federal Agricultural Mortgage Corp., Class C	44,786	1,460,471
Financial Institutions, Inc.	5,385	147,818
First Bancorp (North Carolina)	14,300	268,125
First BanCorp (Puerto Rico) *	1,059,719	2,755,269
First Citizens BancShares, Inc., Class A	4,287	1,054,859
First Community Bancshares, Inc.	27,051	501,796
First Defiance Financial Corp.	10,948	426,206
First Financial Corp.	51,845	1,713,477
First Interstate BancSystem, Inc., Class A	28,960	780,472
First Midwest Bancorp, Inc.	7,437	129,627
Security	Number of Shares	Value ($)
FirstMerit Corp.	8,965	173,742
Great Southern Bancorp, Inc.	5,287	209,735
Great Western Bancorp, Inc.	73,760	1,926,611
Heartland Financial USA, Inc.	17,026	509,929
International Bancshares Corp.	164,585	3,816,726
Lakeland Bancorp, Inc.	13,494	151,268
MainSource Financial Group, Inc.	29,140	646,325
MGIC Investment Corp. *	766,064	5,071,344
MidWestOne Financial Group, Inc.	2,163	60,888
NBT Bancorp, Inc.	7,853	203,393
Opus Bank	3,911	129,024
Preferred Bank	31,993	1,039,773
Radian Group, Inc.	480,138	4,830,188
Republic Bancorp, Inc., Class A	40,136	1,072,033
Synovus Financial Corp.	33,960	1,036,799
TCF Financial Corp.	446,636	5,364,098
TriState Capital Holdings, Inc. *	26,875	319,813
Triumph Bancorp, Inc. *	34,457	486,877
United Community Banks, Inc.	200,009	3,612,163
Waterstone Financial, Inc.	46,541	644,593
WSFS Financial Corp.	14,072	408,932
		51,621,631
Capital Goods 8.4%
Accuride Corp. *	167,189	140,606
Aegion Corp. *	20,007	360,726
Aerojet Rocketdyne Holdings, Inc. *	118,180	1,944,061
Allied Motion Technologies, Inc.	8,617	168,376
Altra Industrial Motion Corp.	20,400	458,184
BWX Technologies, Inc.	156,252	4,678,185
Comfort Systems USA, Inc.	61,944	1,755,493
Commercial Vehicle Group, Inc. *	22,729	70,460
Cubic Corp.	69,218	2,765,951
EMCOR Group, Inc.	103,646	4,736,622
FreightCar America, Inc.	5,589	106,471
General Cable Corp.	392,882	4,604,577
Global Brass & Copper Holdings, Inc.	97,379	2,016,719
Hurco Cos., Inc.	9,200	248,400
John Bean Technologies Corp.	87,360	4,001,962
Kadant, Inc.	20,540	797,157
Kaman Corp.	63,744	2,539,561
L.B. Foster Co., Class A	10,746	123,901
MasTec, Inc. *	84,191	1,299,909
Meritor, Inc. *	210,226	1,435,844
Moog, Inc., Class A *	32,357	1,499,100
National Presto Industries, Inc.	13,791	1,090,730
The Greenbrier Cos., Inc. (a)	78,290	2,024,579
Vectrus, Inc. *	45,567	900,404
Wabash National Corp. *	603,119	6,670,496
		46,438,474
Commercial & Professional Supplies 3.3%
ACCO Brands Corp. *	53,714	326,044
ARC Document Solutions, Inc. *	30,710	113,320

    1

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CRA International, Inc. *	37,862	705,369
Deluxe Corp.	45,901	2,565,866
Ennis, Inc.	189,823	3,790,765
Heidrick & Struggles International, Inc.	53,646	1,414,109
Interface, Inc.	46,237	780,943
Quad Graphics, Inc.	640,834	6,459,607
TrueBlue, Inc. *	84,616	1,932,629
		18,088,652
Consumer Durables & Apparel 1.6%
CSS Industries, Inc.	20,620	577,566
Culp, Inc.	25,758	652,193
Installed Building Products, Inc. *	5,103	106,295
JAKKS Pacific, Inc. *(a)	393,593	2,932,268
Johnson Outdoors, Inc., Class A	7,100	152,650
Libbey, Inc.	57,180	914,880
Nautilus, Inc. *	114,923	2,238,700
Perry Ellis International, Inc. *	71,851	1,365,888
		8,940,440
Consumer Services 3.1%
Ascent Capital Group, Inc., Class A *	43,779	498,643
Bloomin' Brands, Inc.	215,501	3,805,748
Carrols Restaurant Group, Inc. *	100,190	1,338,538
ClubCorp Holdings, Inc.	30,153	360,932
Denny's Corp. *	226,739	2,124,545
Diamond Resorts International, Inc. *	122,281	2,252,416
Isle of Capri Casinos, Inc. *	156,329	1,979,125
K12, Inc. *	202,233	1,858,521
Regis Corp. *	129,999	1,942,185
Ruby Tuesday, Inc. *	142,609	777,219
Strayer Education, Inc. *	4,742	253,175
		17,191,047
Diversified Financials 2.6%
Calamos Asset Management, Inc., Class A	78,751	755,222
Gain Capital Holdings, Inc.	229,235	1,595,476
Interactive Brokers Group, Inc., Class A	140,190	4,523,931
KCG Holdings, Inc., Class A *	535,694	5,474,793
Marlin Business Services Corp.	39,303	615,878
Regional Management Corp. *	68,347	906,281
Westwood Holdings Group, Inc.	3,268	154,903
		14,026,484
Energy 2.7%
Alon USA Energy, Inc.	313,065	3,938,358
Archrock, Inc.	29,659	177,954
Cloud Peak Energy, Inc. *	95,161	142,741
Delek US Holdings, Inc.	5,514	93,848
Exterran Corp. *	14,594	241,093
Matrix Service Co. *	57,590	1,091,906
Par Pacific Holdings, Inc. *	57,645	1,378,868
Parker Drilling Co. *	368,640	505,037
Pioneer Energy Services Corp. *	459,778	629,896
REX American Resources Corp. *	32,792	1,752,077
Teekay Corp. (a)	91,241	625,001
Security	Number of Shares	Value ($)
TETRA Technologies, Inc. *	348,577	2,157,692
Western Refining, Inc.	59,861	1,969,427
		14,703,898
Food & Staples Retailing 1.4%
Ingles Markets, Inc., Class A	9,807	376,197
SpartanNash, Co.	216,909	4,450,973
SUPERVALU, Inc. *	442,562	2,013,657
Village Super Market, Inc., Class A	24,752	649,987
		7,490,814
Food, Beverage & Tobacco 4.1%
Cal-Maine Foods, Inc. (a)	136,403	6,884,259
Darling Ingredients, Inc. *	165,738	1,489,985
Dean Foods Co.	388,227	7,756,776
Farmer Brothers Co. *	68,367	1,905,388
Fresh Del Monte Produce, Inc.	20,444	834,320
John B. Sanfilippo & Son, Inc.	30,010	1,800,300
National Beverage Corp. *	7,759	320,757
Universal Corp.	24,921	1,363,926
		22,355,711
Health Care Equipment & Services 3.4%
Alliance HealthCare Services, Inc. *	8,250	61,710
AngioDynamics, Inc. *	19,638	222,302
Cantel Medical Corp.	1,824	108,291
Cross Country Healthcare, Inc. *	20,645	297,288
CryoLife, Inc.	7,332	72,073
Cynosure, Inc., Class A *	7,020	254,124
Exactech, Inc. *	14,757	295,288
Globus Medical, Inc., Class A *	9,789	244,235
Hill-Rom Holdings, Inc.	4,853	237,215
Inogen, Inc. *	30,704	1,020,601
Integra LifeSciences Holdings Corp. *	48,337	2,970,309
Merit Medical Systems, Inc. *	154,271	2,553,185
Molina Healthcare, Inc. *	51,520	2,828,963
National HealthCare Corp.	8,700	549,405
Natus Medical, Inc. *	3,688	130,113
Quality Systems, Inc.	112,365	1,473,105
RadNet, Inc. *	393,735	2,354,535
RTI Surgical, Inc. *	78,998	253,584
SurModics, Inc. *	54,803	1,093,320
Triple-S Management Corp., Class B *	64,405	1,435,587
Utah Medical Products, Inc.	1,991	112,233
		18,567,466
Household & Personal Products 0.7%
Central Garden & Pet Co., Class A *	122,735	1,696,198
Natural Health Trends Corp. (a)	5,632	112,358
USANA Health Sciences, Inc. *	18,085	2,294,987
		4,103,543
Insurance 2.4%
American Equity Investment Life Holding Co.	162,970	2,964,424
Employers Holdings, Inc.	8,609	214,450
Heritage Insurance Holdings, Inc.	27,576	546,556
Maiden Holdings Ltd.	421,358	5,393,383

2

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
National Western Life Group, Inc., Class A	4,390	1,012,905
Selective Insurance Group, Inc.	94,094	2,946,083
		13,077,801
Materials 1.9%
AEP Industries, Inc.	27,604	2,336,403
Commercial Metals Co.	35,272	490,986
Domtar Corp.	38,162	1,230,724
Innospec, Inc.	8,039	400,744
Koppers Holdings, Inc. *	123,345	2,088,231
SunCoke Energy, Inc.	107,342	405,753
Trinseo S.A. *(a)	128,666	3,060,964
US Concrete, Inc. *	10,981	499,416
		10,513,221
Media 0.6%
Nexstar Broadcasting Group, Inc., Class A	36,356	1,643,655
Sinclair Broadcast Group, Inc., Class A	36,226	1,195,458
World Wrestling Entertainment, Inc., Class A (a)	13,240	236,996
		3,076,109
Pharmaceuticals, Biotechnology & Life Sciences 12.1%
Acorda Therapeutics, Inc. *	150,874	5,555,181
Aegerion Pharmaceuticals, Inc. *	163,728	1,159,194
AMAG Pharmaceuticals, Inc. *	120,616	2,763,313
ANI Pharmaceuticals, Inc. *(a)	5,392	172,598
BioCryst Pharmaceuticals, Inc. *	11,775	82,072
BioSpecifics Technologies Corp. *	36,710	1,401,588
Cambrex Corp. *	11,082	383,880
Catalent, Inc. *	221,869	5,220,578
Concert Pharmaceuticals, Inc. *	7,957	121,503
Depomed, Inc. *	106,701	1,636,793
Emergent BioSolutions, Inc. *	195,151	7,142,527
Enanta Pharmaceuticals, Inc. *	104,492	2,685,444
Halozyme Therapeutics, Inc. *	96,020	844,976
INC Research Holdings, Inc., Class A *	34,983	1,473,834
Insys Therapeutics, Inc. *(a)	70,533	1,223,747
Ligand Pharmaceuticals, Inc. *	25,167	2,515,945
Momenta Pharmaceuticals, Inc. *	63,393	787,341
Myriad Genetics, Inc. *	157,577	6,140,776
NewLink Genetics Corp. *	28,272	688,706
PAREXEL International Corp. *	19,105	1,221,956
PDL BioPharma, Inc.	396,033	1,243,544
Pernix Therapeutics Holdings, Inc. *	242,133	527,850
Phibro Animal Health Corp., Class A	118,344	3,970,441
Prestige Brands Holdings, Inc. *	146,954	6,859,813
Repligen Corp. *	49,597	1,098,573
Retrophin, Inc. *	10,287	153,996
SciClone Pharmaceuticals, Inc. *	260,697	2,082,969
Spectrum Pharmaceuticals, Inc. *	713,428	3,538,603
Sucampo Pharmaceuticals, Inc., Class A *	117,155	1,482,011
Security	Number of Shares	Value ($)
Supernus Pharmaceuticals, Inc. *	74,338	842,993
Vanda Pharmaceuticals, Inc. *	194,080	1,655,502
		66,678,247
Real Estate 9.7%
Agree Realty Corp.	6,287	232,116
CBL & Associates Properties, Inc.	4,922	52,912
CoreSite Realty Corp.	128,735	8,257,063
CyrusOne, Inc.	12,739	469,432
Empire State Realty Trust, Inc., Class A	389,053	6,438,827
First Industrial Realty Trust, Inc.	362,946	7,473,058
Healthcare Realty Trust, Inc.	253,568	7,363,615
Highwoods Properties, Inc.	43,335	1,832,637
Mack-Cali Realty Corp.	270,282	5,619,163
RE/MAX Holdings, Inc., Class A	175,853	6,123,201
Rouse Properties, Inc.	20,451	357,892
Saul Centers, Inc.	49,218	2,503,720
Sovran Self Storage, Inc.	12,174	1,371,766
Summit Hotel Properties, Inc.	472,701	4,797,915
Sunstone Hotel Investors, Inc.	57,426	682,221
		53,575,538
Retailing 4.0%
Build-A-Bear Workshop, Inc. *	55,236	722,487
Chico's FAS, Inc.	332,209	3,451,652
Citi Trends, Inc.	35,131	725,806
Express, Inc. *	169,895	2,881,419
Kirkland's, Inc.	28,188	333,464
Outerwall, Inc. (a)	115,282	3,896,532
Rent-A-Center, Inc.	219,964	2,995,910
Select Comfort Corp. *	175,931	3,705,107
The Children's Place, Inc.	41,445	2,698,069
Tilly's, Inc., Class A *	79,209	514,066
		21,924,512
Semiconductors & Semiconductor Equipment 4.4%
Advanced Energy Industries, Inc. *	171,100	4,804,488
Amkor Technology, Inc. *	234,321	1,438,731
Cirrus Logic, Inc. *	21,534	747,660
Cohu, Inc.	192,196	2,327,494
FormFactor, Inc. *	338,952	2,816,691
IXYS Corp.	107,621	1,283,919
Microsemi Corp. *	131,303	4,162,305
NeoPhotonics Corp. *	20,423	183,194
Photronics, Inc. *	205,088	2,448,751
Synaptics, Inc. *	22,593	1,656,293
Tessera Technologies, Inc.	78,576	2,264,560
Xcerra Corp. *	51,264	280,927
		24,415,013
Software & Services 10.3%
ACI Worldwide, Inc. *	67,641	1,210,774
AVG Technologies N.V. *	215,695	4,070,165
BroadSoft, Inc. *	21,885	748,686
Carbonite, Inc. *	6,538	58,646
Cornerstone OnDemand, Inc. *	17,756	544,932
CSG Systems International, Inc.	28,919	1,010,430
DHI Group, Inc. *	341,856	3,182,679

    3

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EarthLink Holdings Corp.	720,460	4,265,123
Epiq Systems, Inc.	65,465	819,622
EVERTEC, Inc.	201,645	2,770,602
Fair Isaac Corp.	19,393	1,853,389
Gigamon, Inc. *	46,866	1,225,546
Internap Corp. *	20,226	78,072
Intralinks Holdings, Inc. *	111,799	901,100
j2 Global, Inc.	46,488	3,370,845
Liquidity Services, Inc. *	117,511	764,997
Mentor Graphics Corp.	140,882	2,448,529
MicroStrategy, Inc., Class A *	28,369	4,893,936
Monster Worldwide, Inc. *	600,831	2,998,147
NeuStar, Inc., Class A *(a)	260,518	6,403,532
Pegasystems, Inc.	103,728	2,437,608
Progress Software Corp. *	97,163	2,515,550
QAD, Inc., Class A	34,750	643,222
QuinStreet, Inc. *	33,965	129,407
Sykes Enterprises, Inc. *	59,579	1,754,006
United Online, Inc. *	82,160	871,717
Web.com Group, Inc. *	213,758	4,025,063
WebMD Health Corp. *	13,108	669,950
		56,666,275
Technology Hardware & Equipment 4.9%
Bel Fuse, Inc., Class B	12,376	187,744
Black Box Corp.	56,409	429,837
Checkpoint Systems, Inc.	107,715	697,993
Ciena Corp. *	190,205	3,379,943
Eastman Kodak Co. *(a)	7,598	69,294
Insight Enterprises, Inc. *	256,640	6,064,403
Ixia *	33,913	324,547
Lexmark International, Inc., Class A	28,979	817,498
Methode Electronics, Inc.	6,472	168,660
NETGEAR, Inc. *	108,191	4,043,098
Newport Corp. *	30,460	463,906
Polycom, Inc. *	275,430	2,806,632
Sanmina Corp. *	53,051	994,176
SYNNEX Corp.	48,516	4,072,918
Tech Data Corp. *	39,136	2,442,086
TTM Technologies, Inc. *	23,921	139,459
		27,102,194
Telecommunication Services 1.2%
FairPoint Communications, Inc. *	122,472	1,837,080
General Communication, Inc., Class A *	162,837	2,950,606
Hawaiian Telcom Holdco, Inc. *	5,948	141,919
Inteliquent, Inc.	40,647	698,316
Spok Holdings, Inc.	38,190	687,802
Vonage Holdings Corp. *	60,400	309,852
		6,625,575
Transportation 3.8%
Air Transport Services Group, Inc. *	241,571	2,350,486
Allegiant Travel Co.	12,516	2,008,443
Security	Number of Shares	Value ($)
ArcBest Corp.	80,283	1,648,210
Atlas Air Worldwide Holdings, Inc. *	51,684	1,898,353
Hawaiian Holdings, Inc. *	120,668	4,248,720
Matson, Inc.	118,271	4,779,331
P.A.M. Transportation Services, Inc. *	2,595	67,029
Park-Ohio Holdings Corp.	17,497	499,189
Virgin America, Inc. *(a)	29,669	915,289
YRC Worldwide, Inc. *	251,369	2,599,155
		21,014,205
Utilities 1.3%
American States Water Co.	42,766	1,941,576
Atlantic Power Corp. (a)	71,803	134,272
Consolidated Water Co., Ltd.	16,109	187,348
Southwest Gas Corp.	81,640	4,802,881
Talen Energy Corp. *	14,153	101,194
		7,167,271
Total Common Stock
(Cost $596,218,642)		547,046,121

Other Investment Company 4.7% of net assets
Securities Lending Collateral 4.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (b)	25,975,521	25,975,521
Total Other Investment Company
(Cost $25,975,521)		25,975,521
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	1,935,293	1,935,293
Total Short-Term Investment
(Cost $1,935,293)		1,935,293

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $624,482,255 and the unrealized appreciation and depreciation were $47,123,279 and ($96,648,599), respectively, with a net unrealized depreciation of ($49,525,320).
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $25,765,110.
(b)	The rate shown is the 7-day yield.

4

Schwab Small-Cap Equity Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$547,046,121	$—	$—	$547,046,121
Other Investment Company[1]	25,975,521	—	—	25,975,521
Short-Term Investment[1]	—	1,935,293	—	1,935,293
Total	$573,021,642	$1,935,293	$—	$574,956,935
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    5

Schwab Capital Trust
Schwab Hedged Equity Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	209,652,338	194,422,130
1.9%	Other Investment Company	3,745,830	3,745,830
100.7%	Total Investments	213,398,168	198,167,960
(38.5%)	Short Sales	(90,931,513)	(75,764,538)
37.8%	Other Assets and Liabilities, Net		74,406,328
100.0%	Net Assets		196,809,750

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	76,311	978,307
Dana Holding Corp. (a)	167,437	1,990,826
		2,969,133
Banks 8.6%
Bank of America Corp.	315,393	4,459,657
Citigroup, Inc. (a)	103,361	4,401,111
Fifth Third Bancorp	91,358	1,443,456
MGIC Investment Corp. *	158,548	1,049,588
Radian Group, Inc. (a)	202,790	2,040,068
Regions Financial Corp. (a)	239,500	1,944,740
The PNC Financial Services Group, Inc. (a)	18,477	1,601,032
		16,939,652
Capital Goods 6.1%
Aerojet Rocketdyne Holdings, Inc. *	25,514	419,705
Allison Transmission Holdings, Inc.	67,679	1,610,083
Cubic Corp.	35,911	1,435,004
Huntington Ingalls Industries, Inc. (a)	19,529	2,497,368
Kaman Corp.	32,246	1,284,681
Spirit AeroSystems Holdings, Inc., Class A *(a)	75,444	3,198,826
The Boeing Co.	12,190	1,464,385
		11,910,052
Commercial & Professional Supplies 1.7%
R.R. Donnelley & Sons Co. (a)	241,955	3,380,111
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.4%
Carter's, Inc.	9,406	914,451
Wolverine World Wide, Inc. (a)	107,649	1,820,345
		2,734,796
Consumer Services 3.9%
Bloomin' Brands, Inc.	61,706	1,089,728
Darden Restaurants, Inc. (a)	57,972	3,655,714
Houghton Mifflin Harcourt Co. *	55,840	996,186
ServiceMaster Global Holdings, Inc. *	28,920	1,220,713
Six Flags Entertainment Corp.	14,459	726,854
		7,689,195
Diversified Financials 3.7%
Ally Financial, Inc. *	56,944	902,562
Interactive Brokers Group, Inc., Class A (a)	81,199	2,620,292
Synchrony Financial *	44,834	1,274,182
Voya Financial, Inc. (a)	79,310	2,425,300
		7,222,336
Energy 4.9%
Alon USA Energy, Inc.	14,213	178,800
Apache Corp.	22,886	973,570
CVR Energy, Inc. (a)	77,231	2,704,630
Devon Energy Corp.	69,760	1,946,304
Marathon Petroleum Corp.	12,616	527,223
McDermott International, Inc. *	152,611	421,206
Pioneer Energy Services Corp. *	88,389	121,093
Schlumberger Ltd.	7,334	530,028
Tesoro Corp.	4,352	379,712
Valero Energy Corp. (a)	23,267	1,579,131
Western Refining, Inc.	8,665	285,078
		9,646,775
Food & Staples Retailing 2.3%
SpartanNash, Co.	27,956	573,657
SUPERVALU, Inc. *	144,621	658,026
The Kroger Co. (a)	86,874	3,371,580
		4,603,263
Food, Beverage & Tobacco 5.8%
Bunge Ltd. (a)	42,727	2,649,501
Dean Foods Co. (a)	153,663	3,070,187
Dr Pepper Snapple Group, Inc.	12,752	1,196,648
Ingredion, Inc.	2,864	288,462
Post Holdings, Inc. *	8,300	485,550
Universal Corp. (a)	67,924	3,717,480
		11,407,828

    1

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 6.1%
AmerisourceBergen Corp.	12,182	1,091,020
C.R. Bard, Inc.	19,833	3,634,794
Cardinal Health, Inc. (a)	26,944	2,192,433
Hologic, Inc. *	8,298	281,634
Kindred Healthcare, Inc.	23,398	226,025
McKesson Corp. (a)	10,596	1,705,744
Molina Healthcare, Inc. *(a)	52,434	2,879,151
		12,010,801
Household & Personal Products 0.7%
Spectrum Brands Holdings, Inc. (a)	14,220	1,351,469
Insurance 1.2%
American Equity Investment Life Holding Co. (a)	3,961	72,051
Genworth Financial, Inc., Class A *(a)	82,885	230,420
Loews Corp.	38,481	1,424,182
MetLife, Inc.	13,399	598,265
		2,324,918
Materials 5.3%
Cabot Corp.	20,228	815,997
H.B. Fuller Co.	29,603	1,101,824
Innospec, Inc.	23,760	1,184,436
International Paper Co. (a)	79,436	2,717,506
LyondellBasell Industries N.V., Class A	11,528	898,838
Nucor Corp.	43,861	1,713,649
Steel Dynamics, Inc.	50,087	919,096
Trinseo S.A. *	45,245	1,076,379
		10,427,725
Media 1.2%
Nexstar Broadcasting Group, Inc., Class A (a)	48,646	2,199,286
The Interpublic Group of Cos., Inc.	6,787	152,300
		2,351,586
Pharmaceuticals, Biotechnology & Life Sciences 9.4%
AbbVie, Inc.	22,239	1,220,921
Amgen, Inc. (a)	28,707	4,384,420
Celgene Corp. *(a)	6,704	672,545
Emergent BioSolutions, Inc. *	24,464	895,383
Gilead Sciences, Inc. (a)	46,013	3,819,079
Johnson & Johnson	28,728	3,000,352
Pfizer, Inc. (a)	147,379	4,493,586
		18,486,286
Real Estate 3.7%
CoreSite Realty Corp.	5,418	347,511
Empire State Realty Trust, Inc., Class A	57,359	949,291
First Industrial Realty Trust, Inc. (a)	127,068	2,616,330
Lamar Advertising Co., Class A	50,799	2,850,332
Simon Property Group, Inc.	2,696	502,211
		7,265,675
Security	Number of Shares	Value ($)
Retailing 7.1%
Amazon.com, Inc. *(a)	5,516	3,237,892
Best Buy Co., Inc.	2,487	69,462
Chico's FAS, Inc.	89,573	930,664
Express, Inc. *	24,018	407,345
Groupon, Inc. *	174,318	474,145
Macy's, Inc. (a)	12,717	513,894
Outerwall, Inc. (a)	61,171	2,067,580
Rent-A-Center, Inc.	121,412	1,653,631
Staples, Inc.	49,186	438,739
Target Corp.	13,397	970,211
The Children's Place, Inc. (a)	18,743	1,220,169
The Gap, Inc. (a)	80,872	1,999,156
		13,982,888
Semiconductors & Semiconductor Equipment 2.8%
Cirrus Logic, Inc. *	39,646	1,376,509
First Solar, Inc. *	18,950	1,301,107
Microsemi Corp. *	41,890	1,327,913
Teradyne, Inc.	70,528	1,370,359
Tessera Technologies, Inc.	4,169	120,151
		5,496,039
Software & Services 6.5%
Computer Sciences Corp. (a)	119,117	3,820,082
CSRA, Inc.	59,252	1,586,769
Leidos Holdings, Inc. (a)	50,569	2,332,242
LogMeIn, Inc. *	6,296	328,903
Microsoft Corp. (a)	10,448	575,580
NeuStar, Inc., Class A *	5,355	131,626
Nuance Communications, Inc. *	51,214	902,903
Progress Software Corp. *	55,561	1,438,474
Rackspace Hosting, Inc. *	44,072	890,695
Web.com Group, Inc. *	44,592	839,668
		12,846,942
Technology Hardware & Equipment 9.4%
Apple, Inc. (a)	74,368	7,238,981
Benchmark Electronics, Inc. *	52,850	1,109,850
Ciena Corp. *	88,221	1,567,687
Cisco Systems, Inc.	75,720	1,801,379
HP, Inc. (a)	24,943	242,197
Ingram Micro, Inc., Class A	23,679	667,748
Insight Enterprises, Inc. *	5,304	125,334
Ixia *	32,636	312,326
Jabil Circuit, Inc.	80,589	1,604,527
Juniper Networks, Inc.	79,447	1,874,949
NETGEAR, Inc. *	13,641	509,764
Polycom, Inc. *	109,743	1,118,281
Tech Data Corp. *	6,856	427,814
		18,600,837
Telecommunication Services 0.6%
Telephone & Data Systems, Inc.	48,345	1,121,121
Transportation 2.5%
ArcBest Corp.	9,592	196,924
Delta Air Lines, Inc. (a)	51,765	2,292,672

2

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Hawaiian Holdings, Inc. *	48,559	1,709,762
United Continental Holdings, Inc. *	16,190	781,653
		4,981,011
Utilities 2.4%
Entergy Corp. (a)	48,656	3,434,141
Exelon Corp.	2,632	77,828
FirstEnergy Corp.	15,441	510,479
NRG Energy, Inc.	17,602	187,285
UGI Corp.	13,587	461,958
		4,671,691
Total Common Stock
(Cost $209,652,338)		194,422,130

Other Investment Company 1.9% of net assets
Money Market Fund 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (b)	3,745,830	3,745,830
Total Other Investment Company
(Cost $3,745,830)		3,745,830

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $213,832,398 and the unrealized appreciation and depreciation were $14,191,501 and ($29,855,939), respectively, with a net unrealized depreciation of ($15,664,438).
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	20	1,930,100	39,624
    3

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Short Sales 38.5% of net assets
Automobiles & Components 1.5%
Dorman Products, Inc. *	24,359	1,054,744
Tesla Motors, Inc. *	9,884	1,889,821
		2,944,565
Banks 1.4%
BofI Holding, Inc. *	14,300	245,388
Signature Bank *	7,200	1,003,248
Texas Capital Bancshares, Inc. *	39,231	1,400,547
		2,649,183
Capital Goods 3.5%
Air Lease Corp.	50,224	1,293,770
Dycom Industries, Inc. *	29,686	1,966,995
Hexcel Corp.	53,065	2,195,830
Proto Labs, Inc. *	22,580	1,241,674
SolarCity Corp. *	6,200	221,030
		6,919,299
Commercial & Professional Supplies 0.4%
MSA Safety, Inc.	5,643	241,520
Verisk Analytics, Inc. *	7,883	575,459
		816,979
Consumer Durables & Apparel 1.2%
Under Armour, Inc., Class A *	28,200	2,409,126
Consumer Services 1.7%
Chipotle Mexican Grill, Inc. *	311	140,874
MGM Resorts International *	51,775	1,039,642
Wynn Resorts Ltd.	33,349	2,245,721
		3,426,237
Diversified Financials 0.8%
E*TRADE Financial Corp. *	33,252	783,417
Financial Engines, Inc.	27,349	737,603
Virtus Investment Partners, Inc.	1,300	114,400
		1,635,420
Energy 2.3%
Cheniere Energy, Inc. *	57,831	1,737,822
Cobalt International Energy, Inc. *	108,600	411,594
Concho Resources, Inc. *	3,330	316,783
Golar LNG Ltd.	54,745	1,019,352
RSP Permian, Inc. *	41,721	982,529
		4,468,080
Food, Beverage & Tobacco 1.2%
Monster Beverage Corp. *	17,558	2,370,857
Health Care Equipment & Services 1.9%
Acadia Healthcare Co., Inc. *	26,754	1,632,796
IDEXX Laboratories, Inc. *	2,813	197,304
Security	Number of Shares	Value ($)
Nevro Corp. *	26,925	1,663,696
Veeva Systems, Inc., Class A *	6,910	166,531
		3,660,327
Insurance 2.1%
Mercury General Corp.	24,459	1,135,631
RLI Corp.	40,195	2,383,564
White Mountains Insurance Group Ltd.	807	575,464
		4,094,659
Materials 3.8%
Albemarle Corp.	19,573	1,030,323
CF Industries Holdings, Inc.	1,271	38,130
FMC Corp.	32,310	1,154,113
Louisiana-Pacific Corp. *	164,208	2,581,350
Martin Marietta Materials, Inc.	3,548	445,558
Southern Copper Corp.	85,956	2,227,979
		7,477,453
Media 0.5%
DreamWorks Animation SKG, Inc., Class A *	30,533	782,866
Loral Space & Communications, Inc. *	5,400	186,570
		969,436
Pharmaceuticals, Biotechnology & Life Sciences 2.8%
ACADIA Pharmaceuticals, Inc. *	27,618	571,416
Illumina, Inc. *	2,896	457,423
Seattle Genetics, Inc. *	61,521	2,028,963
The Medicines Co. *	27,392	946,668
TherapeuticsMD, Inc. *	40,758	291,420
Ultragenyx Pharmaceutical, Inc. *	22,841	1,282,522
		5,578,412
Real Estate 1.1%
Education Realty Trust, Inc.	34,904	1,364,048
The Howard Hughes Corp. *	8,800	836,264
		2,200,312
Retailing 4.8%
Cabela's, Inc. *	21,706	913,171
CarMax, Inc. *	17,145	757,466
Dollar Tree, Inc. *	19,955	1,622,741
Netflix, Inc. *	10,008	919,135
Restoration Hardware Holdings, Inc. *	16,263	1,002,126
TripAdvisor, Inc. *	20,843	1,391,479
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,253	2,763,386
		9,369,504
Semiconductors & Semiconductor Equipment 1.9%
M/A-COM Technology Solutions Holdings, Inc. *	42,526	1,637,251
SunEdison, Inc. *	48,000	150,240
SunPower Corp. *	73,872	1,879,304
		3,666,795

4

Schwab Hedged Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 2.9%
Benefitfocus, Inc. *	8,494	247,685
CoStar Group, Inc. *	3,476	609,586
Demandware, Inc. *	9,489	402,618
Globant S.A. *	31,040	944,237
Guidewire Software, Inc. *	10,069	554,198
Splunk, Inc. *	20,105	930,660
Tableau Software, Inc., Class A *	8,446	677,707
The Ultimate Software Group, Inc. *	7,414	1,302,121
		5,668,812
Technology Hardware & Equipment 1.4%
Arista Networks, Inc. *	16,497	990,315
Cray, Inc. *	10,178	400,911
Stratasys Ltd. *	10,431	170,025
Super Micro Computer, Inc. *	42,642	1,269,879
		2,831,130
Security	Number of Shares	Value ($)
Transportation 0.9%
Kansas City Southern	1,360	96,397
Spirit Airlines, Inc. *	40,304	1,684,707
		1,781,104
Utilities 0.4%
WEC Energy Group, Inc.	14,971	826,848
Total Short Sales
(Proceeds $90,931,513)		75,764,538

End of Short Sale Positions.

*	Non-income producing security.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$194,422,130	$—	$—	$194,422,130
Other Investment Company[1]	3,745,830	—	—	3,745,830
Total	$198,167,960	$—	$—	$198,167,960
Other Financial Instruments
Futures Contracts[2]	$39,624	$—	$—	$39,624
Liabilities Valuation Input

Other Financial Instruments
Short Sales[1]	($75,764,538)	$—	$—	($75,764,538)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    5

Schwab Capital Trust
Schwab Financial Services Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.8%	Common Stock	63,937,460	66,328,367
1.0%	Short-Term Investments	662,427	662,427
99.8%	Total Investments	64,599,887	66,990,794
0.2%	Other Assets and Liabilities, Net		135,038
100.0%	Net Assets		67,125,832

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets
Banks 35.4%
1st Source Corp.	3,683	111,300
Banc of California, Inc.	61,839	933,769
Bank of America Corp.	235,905	3,335,697
Central Pacific Financial Corp.	20,152	422,184
Citigroup, Inc.	72,008	3,066,101
Citizens Financial Group, Inc.	25,378	539,282
Federal Agricultural Mortgage Corp., Class C	6,910	225,335
Fifth Third Bancorp	77,527	1,224,927
First Bancorp (North Carolina)	6,208	116,400
First Defiance Financial Corp.	3,308	128,780
Huntington Bancshares, Inc.	69,000	592,020
JPMorgan Chase & Co.	66,860	3,978,170
Lakeland Bancorp, Inc.	11,522	129,162
MGIC Investment Corp. *	72,174	477,792
Radian Group, Inc.	63,750	641,325
Regions Financial Corp.	82,500	669,900
SunTrust Banks, Inc.	23,954	876,237
TCF Financial Corp.	6,217	74,666
The PNC Financial Services Group, Inc.	18,379	1,592,540
U.S. Bancorp	15,581	624,175
Wells Fargo & Co.	80,399	4,038,442
		23,798,204
Diversified Financials 23.7%
Ally Financial, Inc. *	58,364	925,069
Ameriprise Financial, Inc.	16,621	1,506,694
Berkshire Hathaway, Inc., Class B *	30,398	3,944,749
Calamos Asset Management, Inc., Class A	33,022	316,681
Capital One Financial Corp.	16,612	1,090,079
Cash America International, Inc.	2,233	66,856
Discover Financial Services	23,057	1,055,780
Evercore Partners, Inc., Class A	18,096	817,396
Federated Investors, Inc., Class B	33,215	840,007
Interactive Brokers Group, Inc., Class A	11,275	363,844
Security	Number of Shares	Value ($)
Janus Capital Group, Inc.	41,773	525,922
Lazard Ltd., Class A	18,989	683,414
Morgan Stanley	28,319	732,896
Nasdaq, Inc.	3,412	211,544
Synchrony Financial *	17,516	497,805
The Goldman Sachs Group, Inc.	8,410	1,358,720
Voya Financial, Inc.	31,851	974,004
		15,911,460
Insurance 14.1%
American Equity Investment Life Holding Co.	38,081	692,693
American Financial Group, Inc.	11,649	826,846
American International Group, Inc.	25,394	1,434,253
AMERISAFE, Inc.	2,905	148,184
First American Financial Corp.	6,244	214,606
Heritage Insurance Holdings, Inc.	19,357	383,656
Lincoln National Corp.	8,228	324,677
Maiden Holdings Ltd.	77,675	994,240
MetLife, Inc.	49,001	2,187,895
Selective Insurance Group, Inc.	30,507	955,174
The Hanover Insurance Group, Inc.	2,627	214,074
The Travelers Cos., Inc.	6,429	688,160
United Fire Group, Inc.	9,873	381,394
		9,445,852
Real Estate 25.6%
AvalonBay Communities, Inc.	1,370	234,941
Brixmor Property Group, Inc.	39,211	1,043,797
CBRE Group, Inc., Class A *	26,778	748,981
CoreSite Realty Corp.	20,656	1,324,876
DCT Industrial Trust, Inc.	3,805	136,181
Duke Realty Corp.	24,678	496,768
Empire State Realty Trust, Inc., Class A	45,508	753,157
Equity LifeStyle Properties, Inc.	25,988	1,713,129
Equity Residential	6,926	533,925
First Industrial Realty Trust, Inc.	62,791	1,292,867
Healthcare Realty Trust, Inc.	47,071	1,366,942
Jones Lang LaSalle, Inc.	1,999	281,299
Lamar Advertising Co., Class A	22,689	1,273,080
Mack-Cali Realty Corp.	9,334	194,054
Mid-America Apartment Communities, Inc.	4,990	468,162
Post Properties, Inc.	3,636	208,306
RE/MAX Holdings, Inc., Class A	8,029	279,570
Saul Centers, Inc.	1,160	59,009
Simon Property Group, Inc.	14,978	2,790,102
SL Green Realty Corp.	6,916	668,155
Sovran Self Storage, Inc.	4,815	542,554
Summit Hotel Properties, Inc.	75,172	762,996
		17,172,851
Total Common Stock
(Cost $63,937,460)		66,328,367

    1

Schwab Financial Services Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets
Time Deposits 1.0%
Brown Brothers Harriman
0.14%, 02/01/16	8,007	8,007
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	654,420	654,420
Total Short-Term Investments
(Cost $662,427)		662,427

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $64,600,805 and the unrealized appreciation and depreciation were $7,543,676 and ($5,153,687), respectively, with a net unrealized appreciation of $2,389,989.
*	Non-income producing security.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	5	482,525	(17,085)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$66,328,367	$—	$—	$66,328,367
Short-Term Investments[1]	—	662,427	—	662,427
Total	$66,328,367	$662,427	$—	$66,990,794
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($17,085)	$—	$—	($17,085)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Health Care Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	859,327,295	963,734,325
0.3%	Other Investment Company	3,266,331	3,266,331
0.2%	Short-Term Investment	1,536,520	1,536,520
99.9%	Total Investments	864,130,146	968,537,176
0.1%	Other Assets and Liabilities, Net		1,282,305
100.0%	Net Assets		969,819,481

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Australia 1.9%
Health Care Equipment & Services 1.9%
Cochlear Ltd.	270,783	18,149,197
Belgium 0.0%
Health Care Equipment & Services 0.0%
AGFA-Gevaert N.V. *	78,073	333,198
Denmark 4.2%
Pharmaceuticals, Biotechnology & Life Sciences 4.2%
Bavarian Nordic A/S *	50,557	2,120,375
Novo Nordisk A/S, Class B	695,946	38,881,394
		41,001,769
Finland 1.3%
Pharmaceuticals, Biotechnology & Life Sciences 1.3%
Orion Oyj, Class B	384,826	12,696,253
France 0.3%
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Ipsen S.A.	50,248	2,896,275
Hong Kong 1.1%
Pharmaceuticals, Biotechnology & Life Sciences 1.1%
Sino Biopharmaceutical Ltd.	15,002,300	10,337,887
Ireland 4.6%
Health Care Equipment & Services 0.6%
Medtronic plc	69,000	5,238,480
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 4.0%
Allergan plc *	76,461	21,747,802
Jazz Pharmaceuticals plc *	47,200	6,076,528
Mallinckrodt plc *	37,200	2,160,948
Perrigo Co., plc	63,580	9,192,397
		39,177,675
		44,416,155
Israel 1.2%
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Teva Pharmaceutical Industries Ltd.	184,085	11,311,500
Italy 0.7%
Pharmaceuticals, Biotechnology & Life Sciences 0.7%
Recordati S.p.A.	286,435	7,099,335
Japan 2.3%
Health Care Equipment & Services 1.1%
Hoya Corp.	236,000	9,110,136
Toho Holdings Co., Ltd.	68,400	1,588,011
		10,698,147
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Astellas Pharma, Inc.	59,000	816,947
Nichi-iko Pharmaceutical Co., Ltd.	372,300	8,586,897
Shionogi & Co., Ltd.	50,300	2,195,063
		11,598,907
		22,297,054
New Zealand 0.3%
Health Care Equipment & Services 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	596,877	3,355,361
Republic of Korea 0.1%
Health Care Equipment & Services 0.1%
Osstem Implant Co., Ltd. *	19,517	1,353,141
Spain 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	34,242	661,098
Switzerland 7.4%
Pharmaceuticals, Biotechnology & Life Sciences 7.4%
Actelion Ltd. - Reg'd *	188,852	24,886,837
Lonza Group AG - Reg'd *	182,602	27,974,504
Roche Holding AG	72,077	18,669,684
		71,531,025

    1

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Taiwan 0.5%
Health Care Equipment & Services 0.3%
St. Shine Optical Co., Ltd.	142,000	2,757,284
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
TTY Biopharm Co., Ltd.	578,000	2,034,502
		4,791,786
United Kingdom 2.7%
Pharmaceuticals, Biotechnology & Life Sciences 2.7%
Shire plc	462,598	25,948,058
United States 70.7%
Health Care Equipment & Services 21.4%
Abbott Laboratories	555,000	21,006,750
Alere, Inc. *	111,029	4,130,279
Allscripts Healthcare Solutions, Inc. *	473,300	6,522,074
Amedisys, Inc. *	28,485	1,018,339
AmerisourceBergen Corp.	264,966	23,730,355
Anika Therapeutics, Inc. *	75,900	2,855,358
C.R. Bard, Inc.	125,300	22,963,731
DENTSPLY International, Inc.	89,878	5,292,915
Express Scripts Holding Co. *	349,360	25,108,503
HCA Holdings, Inc. *	71,700	4,988,886
Hill-Rom Holdings, Inc.	71,700	3,504,696
Hologic, Inc. *	699,967	23,756,880
Humana, Inc.	28,199	4,590,515
LifePoint Health, Inc. *	108,800	7,593,152
Magellan Health, Inc. *	16,400	934,800
McKesson Corp.	59,900	9,642,702
Meridian Bioscience, Inc.	248,500	4,783,625
Merit Medical Systems, Inc. *	48,230	798,207
Molina Healthcare, Inc. *	356,729	19,587,989
RadNet, Inc. *	112,700	673,946
St. Jude Medical, Inc.	120,500	6,369,630
UnitedHealth Group, Inc.	68,400	7,876,944
		207,730,276
Pharmaceuticals, Biotechnology & Life Sciences 49.3%
AbbVie, Inc.	143,939	7,902,251
Acorda Therapeutics, Inc. *	224,900	8,280,818
Aegerion Pharmaceuticals, Inc. *	66,200	468,696
Agilent Technologies, Inc.	548,300	20,643,495
AMAG Pharmaceuticals, Inc. *	192,300	4,405,593
Amgen, Inc.	382,800	58,465,044
Biogen, Inc. *	63,864	17,438,704
Bristol-Myers Squibb Co.	46,134	2,867,690
Catalent, Inc. *	184,400	4,338,932
Celgene Corp. *	305,006	30,598,202
Charles River Laboratories International, Inc. *	358,834	26,636,248
Depomed, Inc. *	178,600	2,739,724
Eli Lilly & Co.	219,262	17,343,624
Emergent BioSolutions, Inc. *	252,900	9,256,140
Gilead Sciences, Inc.	705,813	58,582,479
Incyte Corp. *	96,106	6,781,239
Insys Therapeutics, Inc. *(a)	29,000	503,150
Johnson & Johnson	636,400	66,465,616
Luminex Corp. *	76,700	1,471,873
Merck & Co., Inc.	543,218	27,524,856
Security	Number of Shares	Value ($)
Momenta Pharmaceuticals, Inc. *	241,800	3,003,156
OPKO Health, Inc. *(a)	366,600	2,947,464
PDL BioPharma, Inc.	444,700	1,396,358
Pernix Therapeutics Holdings, Inc. *	508,212	1,107,902
Pfizer, Inc.	1,703,500	51,939,715
Phibro Animal Health Corp., Class A	79,500	2,667,225
Prestige Brands Holdings, Inc. *	335,301	15,651,851
Regeneron Pharmaceuticals, Inc. *	22,100	9,283,989
SciClone Pharmaceuticals, Inc. *	101,400	810,186
Sucampo Pharmaceuticals, Inc., Class A *	5,604	70,891
Supernus Pharmaceuticals, Inc. *	69,500	788,130
Vertex Pharmaceuticals, Inc. *	32,700	2,967,525
Zoetis, Inc.	289,807	12,476,191
		477,824,957
		685,555,233
Total Common Stock
(Cost $859,327,295)		963,734,325

Other Investment Company 0.3% of net assets
United States 0.3%
Securities Lending Collateral 0.3%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (b)	3,266,331	3,266,331
Total Other Investment Company
(Cost $3,266,331)		3,266,331
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investment 0.2% of net assets
Time Deposit 0.2%
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.14%, 02/01/16	1,536,520	1,536,520
Total Short-Term Investment
(Cost $1,536,520)		1,536,520

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $865,099,261 and the unrealized appreciation and depreciation were $163,050,851 and ($59,612,936), respectively, with a net unrealized appreciation of $103,437,915.

2

Schwab Health Care Fund
Portfolio Holdings (Unaudited) continued
At 01/31/16, the values of certain foreign securities held by the fund aggregating $233,762,937 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,276,219.
(b)	The rate shown is the 7-day yield.

Reg'd –	Registered

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$729,971,388	$—	$—	$729,971,388
Australia [1]	—	18,149,197	—	18,149,197
Denmark [1]	—	41,001,769	—	41,001,769
Finland [1]	—	12,696,253	—	12,696,253
France [1]	—	2,896,275	—	2,896,275
Hong Kong[1]	—	10,337,887	—	10,337,887
Israel [1]	—	11,311,500	—	11,311,500
Italy [1]	—	7,099,335	—	7,099,335
Japan [1]	—	22,297,054	—	22,297,054
New Zealand[1]	—	3,355,361	—	3,355,361
Republic of Korea[1]	—	1,353,141	—	1,353,141
Switzerland [1]	—	71,531,025	—	71,531,025
United Kingdom[1]	—	25,948,058	—	25,948,058
Other Investment Company[1]	3,266,331	—	—	3,266,331
Short-Term Investment[1]	—	1,536,520	—	1,536,520
Total	$733,237,719	$235,299,457	$—	$968,537,176
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    3

Schwab Capital Trust
Schwab® International Core Equity Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.6%	Common Stock	719,109,898	667,825,522
0.7%	Other Investment Company	4,683,485	4,683,485
100.3%	Total Investments	723,793,383	672,509,007
(0.3%)	Other Assets and Liabilities, Net		(2,133,051)
100.0%	Net Assets		670,375,956

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets
Australia 5.1%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	717,983	12,463,462
Commercial & Professional Supplies 0.2%
Downer EDI Ltd.	501,938	1,123,769
Consumer Services 0.4%
Aristocrat Leisure Ltd.	335,131	2,462,732
Diversified Financials 0.7%
ASX Ltd.	21,443	648,604
Macquarie Group Ltd.	22,628	1,167,189
Platinum Asset Management Ltd.	700,392	3,242,225
		5,058,018
Energy 0.9%
Woodside Petroleum Ltd.	310,897	6,265,930
Health Care Equipment & Services 0.3%
Cochlear Ltd.	33,333	2,234,140
Materials 0.3%
OZ Minerals Ltd.	264,497	723,501
Pact Group Holdings Ltd.	343,582	1,222,858
		1,946,359
Retailing 0.4%
JB Hi-Fi Ltd.	150,654	2,525,784
		34,080,194
Austria 0.3%
Capital Goods 0.3%
ANDRITZ AG	43,944	2,043,324
Belgium 2.1%
Banks 0.9%
KBC Groep N.V.	107,695	6,171,653
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
AGFA-Gevaert N.V. *	105,165	448,821
Transportation 1.1%
bpost S.A.	311,723	7,394,980
		14,015,454
Canada 0.3%
Automobiles & Components 0.3%
Magna International, Inc.	57,826	2,008,988
Materials 0.0%
Centerra Gold, Inc.	32,000	145,735
Dominion Diamond Corp.	6,800	72,568
		218,303
		2,227,291
China 0.2%
Consumer Durables & Apparel 0.2%
Anta Sports Products Ltd.	438,000	1,058,820
Denmark 3.8%
Banks 0.7%
Sydbank A/S	167,009	4,876,625
Capital Goods 1.4%
Vestas Wind Systems A/S	143,030	9,359,067
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	16,200	679,242
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
Novo Nordisk A/S, Class B	192,821	10,772,602
		25,687,536
Finland 0.6%
Capital Goods 0.1%
Yit Oyj	195,306	1,040,507
Real Estate 0.1%
Sponda Oyj	150,056	613,764
Telecommunication Services 0.4%
Elisa Oyj	71,583	2,592,676
		4,246,947
France 8.6%
Automobiles & Components 1.1%
Peugeot S.A. *	502,339	7,469,658
Banks 1.2%
Credit Agricole S.A.	795,188	7,935,233
Capital Goods 0.3%
Safran S.A.	27,973	1,812,160
Consumer Durables & Apparel 0.9%
Christian Dior SE	38,420	6,497,842

    1

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 0.3%
Total S.A.	42,689	1,896,284
Household & Personal Products 0.7%
L'Oreal S.A.	26,772	4,575,996
Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Ipsen S.A.	129,560	7,467,787
Sanofi	167,705	13,946,459
		21,414,246
Telecommunication Services 0.7%
Orange S.A.	283,550	5,034,613
Utilities 0.2%
Veolia Environnement S.A.	54,762	1,320,263
		57,956,295
Germany 9.3%
Automobiles & Components 0.8%
Bayerische Motoren Werke AG	15,466	1,288,087
Continental AG	10,020	2,102,670
Daimler AG - Reg'd	27,612	1,933,219
		5,323,976
Banks 0.8%
Aareal Bank AG	203,318	5,563,943
Capital Goods 0.7%
HOCHTIEF AG	47,605	4,372,396
Pfeiffer Vacuum Technology AG	3,500	322,468
		4,694,864
Food & Staples Retailing 1.4%
METRO AG	328,622	9,311,568
Insurance 2.0%
Allianz SE - Reg'd	81,324	13,161,177
Materials 1.0%
Aurubis AG	55,161	2,248,933
Evonik Industries AG	95,703	2,954,561
LANXESS AG	29,418	1,214,585
		6,418,079
Media 2.2%
CTS Eventim AG & Co. KGaA	47,284	1,739,387
ProSiebenSat.1 Media SE	260,217	13,001,449
		14,740,836
Software & Services 0.2%
XING AG	6,381	1,222,180
Telecommunication Services 0.2%
Deutsche Telekom AG - Reg'd	96,000	1,671,635
		62,108,258
Hong Kong 3.5%
Food, Beverage & Tobacco 0.4%
WH Group Ltd. *	4,448,500	2,547,290
Real Estate 1.7%
China Resources Land Ltd.	576,000	1,423,517
Hang Lung Group Ltd.	251,000	693,442
Hang Lung Properties Ltd.	1,841,000	3,395,957
New World Development Co., Ltd.	7,774,000	6,363,937
		11,876,853
Security	Number of Shares	Value ($)
Software & Services 1.4%
Tencent Holdings Ltd.	496,948	9,336,008
		23,760,151
Ireland 1.2%
Banks 0.5%
Bank of Ireland *	9,352,698	3,084,580
Capital Goods 0.2%
DCC plc	15,705	1,212,473
Consumer Services 0.4%
Paddy Power plc	19,856	2,958,702
Materials 0.1%
Smurfit Kappa Group plc	21,868	474,463
		7,730,218
Italy 1.2%
Automobiles & Components 0.1%
Brembo S.p.A.	14,481	594,149
Banks 0.3%
Intesa Sanpaolo S.p.A.	806,127	2,296,792
Diversified Financials 0.4%
Banca IFIS S.p.A.	78,398	2,459,066
Energy 0.4%
ERG S.p.A.	45,028	564,973
Saras S.p.A. *	1,018,626	2,138,145
		2,703,118
		8,053,125
Japan 21.8%
Automobiles & Components 2.8%
Calsonic Kansei Corp.	453,000	3,978,930
Fuji Heavy Industries Ltd.	341,390	13,970,664
Toyota Boshoku Corp.	47,700	968,211
		18,917,805
Banks 3.9%
Mitsubishi UFJ Financial Group, Inc.	1,821,800	9,341,999
Mizuho Financial Group, Inc.	828,000	1,432,621
Resona Holdings, Inc.	2,583,100	11,879,058
Sumitomo Mitsui Financial Group, Inc.	111,400	3,737,315
		26,390,993
Capital Goods 1.1%
Hazama Ando Corp.	838,400	4,085,744
ITOCHU Corp.	55,300	649,937
Tadano Ltd.	237,000	2,381,543
		7,117,224
Commercial & Professional Supplies 0.3%
Meitec Corp.	39,000	1,314,606
Nissha Printing Co., Ltd.	49,400	891,312
		2,205,918
Consumer Durables & Apparel 0.5%
Fujitsu General Ltd.	118,000	1,586,714
Haseko Corp.	126,000	1,319,665
Iida Group Holdings Co., Ltd.	39,000	695,249
		3,601,628

2

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 0.4%
Kura Corp.	57,100	2,406,786
Food & Staples Retailing 0.0%
Cocokara fine, Inc.	2,100	87,292
Food, Beverage & Tobacco 1.0%
Japan Tobacco, Inc.	66,600	2,608,304
MEIJI Holdings Co., Ltd.	50,000	4,196,897
		6,805,201
Health Care Equipment & Services 0.5%
Hoya Corp.	85,400	3,296,634
Insurance 0.2%
The Dai-ichi Life Insurance Co., Ltd.	78,000	1,078,096
Materials 2.0%
Denka Co., Ltd.	229,100	1,015,336
Nippon Shokubai Co., Ltd.	8,600	562,129
Sumitomo Chemical Co., Ltd.	686,800	3,489,627
Sumitomo Osaka Cement Co., Ltd.	94,000	383,152
Tokyo Steel Manufacturing Co., Ltd.	516,300	3,649,231
Ube Industries Ltd.	2,011,000	3,916,798
		13,016,273
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	426,000	5,898,635
Daiichi Sankyo Co., Ltd.	51,200	1,066,036
		6,964,671
Real Estate 1.9%
Daiwa House Industry Co., Ltd.	79,000	2,230,415
Japan Logistics Fund, Inc.	3,576	7,119,230
Nomura Real Estate Holdings, Inc.	208,600	3,663,252
		13,012,897
Retailing 1.0%
Geo Holdings Corp.	128,089	1,979,516
Nishimatsuya Chain Co., Ltd.	177,900	1,535,251
T-Gaia Corp.	313,700	3,404,519
		6,919,286
Software & Services 0.1%
NS Solutions Corp.	30,000	680,152
Technology Hardware & Equipment 0.5%
Alps Electric Co., Ltd.	42,700	846,592
Murata Manufacturing Co., Ltd.	6,100	705,574
Shimadzu Corp.	92,000	1,424,508
		2,976,674
Telecommunication Services 0.8%
KDDI Corp.	132,200	3,347,649
NTT DOCOMO, Inc.	76,000	1,685,546
		5,033,195
Transportation 2.9%
Central Japan Railway Co.	22,345	4,147,534
Japan Airlines Co., Ltd.	392,300	14,724,325
Sankyu, Inc.	29,000	142,827
Senko Co., Ltd.	88,000	564,068
		19,578,754
Utilities 0.9%
Chubu Electric Power Co., Inc.	158,300	2,033,120
Tohoku Electric Power Co., Inc.	325,800	4,091,496
		6,124,616
		146,214,095
Security	Number of Shares	Value ($)
Luxembourg 0.0%
Materials 0.0%
APERAM S.A. *	10,391	324,614
Malta 0.6%
Consumer Services 0.6%
Unibet Group plc	373,984	4,232,965
Netherlands 3.8%
Diversified Financials 0.1%
Euronext N.V.	14,052	681,190
Food & Staples Retailing 0.7%
Koninklijke Ahold N.V.	218,410	4,940,358
Food, Beverage & Tobacco 0.7%
Heineken Holding N.V.	58,246	4,457,449
Household & Personal Products 1.5%
Unilever N.V. CVA	231,651	10,261,248
Materials 0.1%
Corbion N.V.	17,979	399,691
Media 0.7%
RELX N.V.	236,616	3,948,282
Wolters Kluwer N.V.	19,776	673,441
		4,621,723
		25,361,659
New Zealand 0.3%
Energy 0.1%
Z Energy Ltd.	148,367	647,784
Transportation 0.2%
Air New Zealand Ltd.	840,953	1,613,326
		2,261,110
Norway 0.6%
Banks 0.2%
SpareBank 1 SMN	178,000	965,094
Energy 0.3%
TGS Nopec Geophysical Co. A.S.A.	139,770	2,025,587
Telecommunication Services 0.1%
Telenor A.S.A.	48,319	788,190
		3,778,871
Republic of Korea 0.2%
Materials 0.2%
Lotte Chemical Corp.	4,323	1,005,437
Singapore 1.4%
Banks 0.6%
DBS Group Holdings Ltd.	382,000	3,797,590
Food, Beverage & Tobacco 0.3%
Wilmar International Ltd.	1,168,000	2,361,513
Retailing 0.1%
Jardine Cycle & Carriage Ltd.	29,000	766,231

    3

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.4%
SATS Ltd.	905,800	2,478,125
		9,403,459
South Africa 0.5%
Materials 0.5%
Mondi Ltd.	182,594	3,021,351
Spain 1.8%
Banks 0.3%
Banco Santander S.A.	491,658	2,106,964
Energy 0.2%
Tecnicas Reunidas S.A.	34,618	1,153,519
Media 0.4%
Mediaset Espana Comunicacion S.A.	287,719	2,798,032
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	17,239	704,019
Telecommunication Services 0.2%
Telefonica S.A.	110,046	1,161,478
Utilities 0.6%
Acciona S.A.	4,328	332,488
Endesa S.A.	191,034	3,698,277
		4,030,765
		11,954,777
Sweden 3.5%
Banks 0.5%
Nordea Bank AB	321,455	3,236,956
Capital Goods 0.3%
Peab AB	224,073	1,701,487
Commercial & Professional Supplies 0.4%
Intrum Justitia AB	80,288	2,660,459
Diversified Financials 0.2%
Industrivarden AB, A Shares	85,638	1,481,600
Food & Staples Retailing 0.6%
Axfood AB	232,835	4,073,801
Food, Beverage & Tobacco 1.1%
Swedish Match AB	199,692	7,103,594
Software & Services 0.4%
NetEnt AB *	60,710	3,036,224
		23,294,121
Switzerland 9.5%
Capital Goods 0.5%
Schindler Holding AG	23,386	3,583,891
Commercial & Professional Supplies 0.1%
dorma+kaba Holding AG - Reg'd, Series B	990	611,570
Consumer Durables & Apparel 0.2%
Forbo Holding AG - Reg'd *	1,153	1,223,690
Diversified Financials 0.8%
Cembra Money Bank AG *	84,448	5,081,016
Food, Beverage & Tobacco 2.3%
Nestle S.A. - Reg'd	212,097	15,625,687
Security	Number of Shares	Value ($)
Insurance 1.5%
Swiss Life Holding AG - Reg'd *	30,777	7,845,195
Zurich Insurance Group AG *	10,266	2,275,616
		10,120,811
Materials 0.4%
Givaudan S.A. - Reg'd *	1,131	2,118,005
Glencore plc *	262,564	338,522
		2,456,527
Pharmaceuticals, Biotechnology & Life Sciences 3.5%
Actelion Ltd. - Reg'd *	41,686	5,493,363
Lonza Group AG - Reg'd *	9,275	1,420,924
Roche Holding AG	64,696	16,757,827
		23,672,114
Telecommunication Services 0.2%
Swisscom AG - Reg'd	3,108	1,545,993
		63,921,299
Taiwan 1.1%
Semiconductors & Semiconductor Equipment 0.8%
Powertech Technology, Inc.	300,000	630,054
Taiwan Semiconductor Manufacturing Co., Ltd.	1,039,000	4,473,858
		5,103,912
Technology Hardware & Equipment 0.3%
Foxconn Technology Co., Ltd.	450,460	872,626
Hon Hai Precision Industry Co., Ltd.	562,000	1,322,164
		2,194,790
		7,298,702
United Kingdom 18.3%
Banks 0.4%
Barclays plc	910,479	2,436,324
Capital Goods 1.1%
QinetiQ Group plc	1,988,658	6,596,790
Spirax-Sarco Engineering plc	18,793	820,261
		7,417,051
Commercial & Professional Supplies 0.6%
Rentokil Initial plc	624,242	1,397,645
WS Atkins plc	112,624	2,326,060
		3,723,705
Consumer Durables & Apparel 0.2%
Persimmon plc *	54,170	1,580,641
Energy 3.3%
BP plc	1,865,244	10,072,726
Royal Dutch Shell plc, B Shares	554,673	12,085,176
		22,157,902
Food, Beverage & Tobacco 2.7%
British American Tobacco plc	34,919	1,945,807
Imperial Tobacco Group plc	292,920	15,860,325
		17,806,132
Household & Personal Products 1.6%
Reckitt Benckiser Group plc	36,831	3,275,787
Unilever plc	173,736	7,638,257
		10,914,044

4

Schwab International Core Equity Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 1.2%
Hiscox Ltd.	297,248	4,221,848
Old Mutual plc	1,639,744	4,000,415
		8,222,263
Materials 1.4%
BHP Billiton plc	494,833	4,804,893
Evraz plc *	308,035	275,075
Rio Tinto plc	168,739	4,137,777
		9,217,745
Media 0.2%
ITV plc	379,436	1,450,535
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
AstraZeneca plc	30,000	1,931,716
Shire plc	86,652	4,860,486
		6,792,202
Real Estate 1.0%
The Unite Group plc	748,523	6,883,672
Retailing 0.8%
Howden Joinery Group plc	240,866	1,725,255
Next plc	20,659	2,047,646
WH Smith plc	63,690	1,680,634
		5,453,535
Software & Services 1.1%
Moneysupermarket.com Group plc	1,477,702	7,150,016
Telecommunication Services 1.5%
BT Group plc	1,433,577	9,977,126
Transportation 0.1%
Go-Ahead Group plc	17,619	618,604
Utilities 0.1%
Centrica plc	335,350	983,952
		122,785,449
Total Common Stock
(Cost $719,109,898)		667,825,522
Security	Number of Shares	Value ($)
Other Investment Company 0.7% of net assets
Money Market Fund 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (a)	4,683,485	4,683,485
Total Other Investment Company
(Cost $4,683,485)		4,683,485

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $725,027,634 and the unrealized appreciation and depreciation were $27,916,206 and ($80,434,833), respectively, with a net unrealized depreciation of ($52,518,627).
At 01/31/16, the values of certain foreign securities held by the fund aggregating $652,378,281 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
Reg'd –	Registered

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$632,506,354	$—	$632,506,354
Canada [1]	2,227,291	—	—	2,227,291
Ireland [1]	—	4,771,516	—	4,771,516
Consumer Services	2,958,702	—	—	2,958,702
Netherlands [1]	—	15,100,411	—	15,100,411
Household & Personal Products	10,261,248	—	—	10,261,248
Other Investment Company[1]	4,683,485	—	—	4,683,485
Total	$20,130,726	$652,378,281	$—	$672,509,007
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $417,054 and $2,297,562 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    5

Schwab Active Equity Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•  Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
6

Schwab Active Equity Funds
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On January 31, 2016, all the funds, except Schwab Small-Cap Equity Fund, Schwab Health Care Fund and Schwab International Core Equity Fund had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87636JAN16
7

Schwab Capital Trust
Schwab Balanced Fund™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
100.1%	Other Investment Companies	287,290,340	279,207,362
100.1%	Total Investments	287,290,340	279,207,362
(0.1%)	Other Assets and Liabilities, Net		(161,061)
100.0%	Net Assets		279,046,301

Security	Number of Shares	Value ($)
Other Investment Companies 100.1% of net assets
Equity Funds 60.2%
Large-Cap 50.1%
Laudus U.S. Large Cap Growth Fund *(a)	2,740,043	41,813,052
Schwab Core Equity Fund (a)	5,483,058	97,982,242
		139,795,294
Small-Cap 10.1%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,879,205	28,150,496
		167,945,790
Security	Number of Shares	Value ($)
Fixed-Income Funds 36.9%
Intermediate-Term Bond 36.9%
Schwab Intermediate-Term Bond Fund (a)	3,266,460	33,350,560
Schwab Total Bond Market Fund (a)	7,317,792	69,519,027
		102,869,587
Money Market Fund 3.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (b)	8,391,985	8,391,985
Total Other Investment Companies
(Cost $287,290,340)		279,207,362

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $289,869,767 and the unrealized appreciation and depreciation were $0 and ($10,662,405), respectively, with a net unrealized depreciation of ($10,662,405).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$279,207,362	$—	$—	$279,207,362
Total	$279,207,362	$—	$—	$279,207,362
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    1

Schwab Balanced Fund
Notes to Portfolio Holdings
Under procedures approved by the fund's Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
2

Schwab Balanced Fund
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG46831JAN16
3

Schwab Capital Trust
Schwab® S&P 500 Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.0%	Common Stock	12,486,401,675	20,130,771,167
0.4%	Other Investment Company	73,896,003	73,896,003
1.3%	Short-Term Investments	263,917,967	263,917,967
100.7%	Total Investments	12,824,215,645	20,468,585,137
(0.7%)	Other Assets and Liabilities, Net		(140,957,201)
100.0%	Net Assets		20,327,627,936

Security	Number of Shares	Value ($)
Common Stock 99.0% of net assets
Automobiles & Components 0.9%
BorgWarner, Inc.	261,400	7,674,704
Delphi Automotive plc	336,400	21,845,816
Ford Motor Co.	4,533,997	54,135,924
General Motors Co.	1,688,400	50,044,176
Harley-Davidson, Inc.	223,470	8,938,800
Johnson Controls, Inc.	758,859	27,220,272
The Goodyear Tire & Rubber Co.	304,936	8,663,232
		178,522,924
Banks 5.6%
Bank of America Corp.	12,309,311	174,053,658
BB&T Corp.	911,226	29,760,641
Citigroup, Inc.	3,519,347	149,853,795
Citizens Financial Group, Inc.	622,000	13,217,500
Comerica, Inc.	211,070	7,239,701
Fifth Third Bancorp	940,929	14,866,678
Huntington Bancshares, Inc.	891,893	7,652,442
JPMorgan Chase & Co.	4,347,331	258,666,194
KeyCorp	1,027,498	11,466,878
M&T Bank Corp.	187,698	20,680,566
People's United Financial, Inc.	343,300	4,933,221
Regions Financial Corp.	1,567,445	12,727,653
SunTrust Banks, Inc.	605,816	22,160,749
The PNC Financial Services Group, Inc.	605,578	52,473,334
U.S. Bancorp	1,932,928	77,433,096
Wells Fargo & Co.	5,480,909	275,306,059
Zions Bancorp	250,998	5,692,635
		1,138,184,800
Security	Number of Shares	Value ($)
Capital Goods 7.1%
3M Co.	732,719	110,640,569
Allegion plc	115,333	6,984,566
AMETEK, Inc.	289,400	13,616,270
Caterpillar, Inc.	691,962	43,067,715
Cummins, Inc.	195,962	17,615,024
Danaher Corp.	695,174	60,236,827
Deere & Co.	364,586	28,076,768
Dover Corp.	181,270	10,595,231
Eaton Corp. plc	545,538	27,555,124
Emerson Electric Co.	766,615	35,248,958
Fastenal Co. (b)	329,398	13,360,383
Flowserve Corp.	150,300	5,807,592
Fluor Corp.	174,382	7,828,008
General Dynamics Corp.	353,060	47,228,836
General Electric Co.	11,134,857	324,024,339
Honeywell International, Inc.	917,329	94,668,353
Illinois Tool Works, Inc.	389,036	35,040,472
Ingersoll-Rand plc	308,100	15,857,907
Jacobs Engineering Group, Inc. *	139,834	5,485,688
L-3 Communications Holdings, Inc.	97,283	11,366,546
Lockheed Martin Corp.	312,591	65,956,701
Masco Corp.	385,388	10,170,389
Northrop Grumman Corp.	218,167	40,373,985
PACCAR, Inc.	410,350	20,135,874
Parker-Hannifin Corp.	164,036	15,937,738
Pentair plc	208,982	9,847,232
Precision Castparts Corp.	161,427	37,927,274
Quanta Services, Inc. *	179,900	3,364,130
Raytheon Co.	358,588	45,985,325
Rockwell Automation, Inc.	159,921	15,283,650
Rockwell Collins, Inc.	158,605	12,827,972
Roper Technologies, Inc.	117,800	20,693,926
Snap-on, Inc.	66,282	10,708,520
Stanley Black & Decker, Inc.	179,881	16,969,974
Textron, Inc.	316,904	10,844,455
The Boeing Co.	745,254	89,527,363
United Rentals, Inc. *	110,100	5,274,891
United Technologies Corp.	970,735	85,123,752
W.W. Grainger, Inc. (b)	69,927	13,753,942
Xylem, Inc.	197,600	7,103,720
		1,452,115,989
Commercial & Professional Supplies 0.7%
Cintas Corp.	111,376	9,569,426
Equifax, Inc.	136,561	14,448,154
Nielsen Holdings plc	438,300	21,108,528
Pitney Bowes, Inc.	231,591	4,534,552
Republic Services, Inc.	289,334	12,643,896
Robert Half International, Inc.	156,742	6,860,597
Stericycle, Inc. *	98,600	11,866,510
The ADT Corp.	194,500	5,753,310
The Dun & Bradstreet Corp.	46,800	4,606,056

    1

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tyco International plc	505,300	17,377,267
Verisk Analytics, Inc. *	185,000	13,505,000
Waste Management, Inc.	497,616	26,348,767
		148,622,063
Consumer Durables & Apparel 1.4%
Coach, Inc.	327,028	12,116,387
D.R. Horton, Inc.	384,416	10,575,284
Garmin Ltd.	131,100	4,612,098
Hanesbrands, Inc.	481,600	14,722,512
Harman International Industries, Inc.	85,956	6,394,267
Hasbro, Inc.	126,117	9,367,971
Leggett & Platt, Inc.	157,894	6,554,180
Lennar Corp., Class A	195,618	8,245,299
Mattel, Inc.	384,094	10,597,153
Michael Kors Holdings Ltd. *	230,600	9,200,940
Mohawk Industries, Inc. *	72,100	11,998,161
Newell Rubbermaid, Inc.	326,350	12,655,853
NIKE, Inc., Class B	1,586,048	98,350,837
PulteGroup, Inc.	370,186	6,204,317
PVH Corp.	99,900	7,330,662
Ralph Lauren Corp.	69,126	7,776,675
Under Armour, Inc., Class A *	211,200	18,042,816
VF Corp.	390,964	24,474,346
Whirlpool Corp.	96,222	12,931,275
		292,151,033
Consumer Services 1.9%
Carnival Corp.	531,921	25,601,358
Chipotle Mexican Grill, Inc. *	36,959	16,741,318
Darden Restaurants, Inc.	130,948	8,257,581
H&R Block, Inc.	284,905	9,701,015
Marriott International, Inc., Class A	227,872	13,963,996
McDonald's Corp.	1,087,638	134,627,832
Royal Caribbean Cruises Ltd.	198,200	16,244,472
Starbucks Corp.	1,757,824	106,822,965
Starwood Hotels & Resorts Worldwide, Inc.	202,568	12,607,832
Wyndham Worldwide Corp.	136,364	8,850,024
Wynn Resorts Ltd. (b)	95,000	6,397,300
Yum! Brands, Inc.	501,985	36,328,654
		396,144,347
Diversified Financials 4.7%
Affiliated Managers Group, Inc. *	66,000	8,856,540
American Express Co.	993,941	53,175,843
Ameriprise Financial, Inc.	210,214	19,055,899
Berkshire Hathaway, Inc., Class B *	2,208,630	286,613,915
BlackRock, Inc.	149,700	47,044,722
Capital One Financial Corp.	636,474	41,765,424
CME Group, Inc.	393,485	35,354,627
Discover Financial Services	507,173	23,223,452
E*TRADE Financial Corp. *	354,519	8,352,468
Franklin Resources, Inc.	452,905	15,697,687
Intercontinental Exchange, Inc.	131,066	34,575,211
Invesco Ltd.	497,347	14,885,596
Legg Mason, Inc.	137,198	4,201,003
Security	Number of Shares	Value ($)
Leucadia National Corp.	379,851	6,290,333
McGraw Hill Financial, Inc.	321,467	27,331,124
Moody's Corp.	201,329	17,946,467
Morgan Stanley	1,770,254	45,814,173
Nasdaq, Inc.	142,400	8,828,800
Navient Corp.	465,000	4,445,400
Northern Trust Corp.	256,018	15,893,597
State Street Corp.	477,026	26,584,659
Synchrony Financial *	978,999	27,823,152
T. Rowe Price Group, Inc.	303,279	21,517,645
The Bank of New York Mellon Corp.	1,287,873	46,646,760
The Charles Schwab Corp. (a)	1,402,481	35,805,340
The Goldman Sachs Group, Inc.	467,469	75,524,292
		953,254,129
Energy 6.5%
Anadarko Petroleum Corp.	612,209	23,931,250
Apache Corp.	445,806	18,964,587
Baker Hughes, Inc.	512,463	22,297,265
Cabot Oil & Gas Corp.	498,700	10,348,025
Cameron International Corp. *	224,600	14,747,236
Chesapeake Energy Corp. (b)	577,766	1,958,627
Chevron Corp.	2,230,734	192,891,569
Cimarex Energy Co.	108,400	10,081,200
Columbia Pipeline Group, Inc.	475,262	8,816,110
ConocoPhillips	1,449,690	56,653,885
CONSOL Energy, Inc. (b)	264,418	2,099,479
Devon Energy Corp.	454,458	12,679,378
Diamond Offshore Drilling, Inc. (b)	65,300	1,213,927
Ensco plc, Class A	258,200	2,525,196
EOG Resources, Inc.	644,212	45,751,936
EQT Corp.	177,100	10,934,154
Exxon Mobil Corp.	4,924,341	383,359,947
FMC Technologies, Inc. *	275,300	6,923,795
Halliburton Co.	1,010,268	32,116,420
Helmerich & Payne, Inc. (b)	118,300	6,009,640
Hess Corp.	291,140	12,373,450
Kinder Morgan, Inc.	2,178,944	35,843,629
Marathon Oil Corp.	790,952	7,695,963
Marathon Petroleum Corp.	632,852	26,446,885
Murphy Oil Corp.	184,892	3,625,732
National Oilwell Varco, Inc.	454,724	14,796,719
Newfield Exploration Co. *	187,300	5,444,811
Noble Energy, Inc.	498,668	16,141,883
Occidental Petroleum Corp.	901,150	62,026,155
ONEOK, Inc.	253,100	6,304,721
Phillips 66	560,795	44,947,719
Pioneer Natural Resources Co.	175,400	21,740,830
Range Resources Corp. (b)	191,200	5,651,872
Schlumberger Ltd.	1,500,415	108,434,992
Southwestern Energy Co. *(b)	437,000	3,884,930
Spectra Energy Corp.	773,309	21,227,332
Tesoro Corp.	139,107	12,137,086
The Williams Cos., Inc.	795,098	15,345,391
Transocean Ltd. (b)	424,000	4,418,080
Valero Energy Corp.	576,540	39,129,770
		1,331,921,576

2

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	515,492	77,901,151
CVS Health Corp.	1,302,751	125,832,719
Sysco Corp.	644,357	25,651,852
The Kroger Co.	1,146,094	44,479,908
Wal-Mart Stores, Inc.	1,845,802	122,487,421
Walgreens Boots Alliance, Inc.	1,021,711	81,450,801
Whole Foods Market, Inc.	416,432	12,205,622
		490,009,474
Food, Beverage & Tobacco 5.9%
Altria Group, Inc.	2,314,491	141,438,545
Archer-Daniels-Midland Co.	724,899	25,625,180
Brown-Forman Corp., Class B	124,692	12,199,865
Campbell Soup Co.	210,511	11,874,926
Coca-Cola Enterprises, Inc.	237,862	11,041,554
ConAgra Foods, Inc.	508,149	21,159,324
Constellation Brands, Inc., Class A	203,565	31,039,591
Dr Pepper Snapple Group, Inc.	219,200	20,569,728
General Mills, Inc.	693,280	39,177,253
Hormel Foods Corp.	162,800	13,090,748
Kellogg Co.	293,934	21,586,513
Keurig Green Mountain, Inc.	139,900	12,486,075
McCormick & Co., Inc. - Non Voting Shares	142,802	12,562,292
Mead Johnson Nutrition Co.	233,400	16,919,166
Molson Coors Brewing Co., Class B	213,530	19,320,194
Mondelez International, Inc., Class A	1,894,654	81,659,587
Monster Beverage Corp. *	178,500	24,102,855
PepsiCo, Inc.	1,721,163	170,911,486
Philip Morris International, Inc.	1,826,046	164,362,400
Reynolds American, Inc.	985,450	49,223,228
The Coca-Cola Co.	4,623,856	198,455,900
The Hershey Co.	170,528	15,025,222
The JM Smucker Co.	140,875	18,077,080
The Kraft Heinz Co.	705,018	55,033,705
Tyson Foods, Inc., Class A	354,790	18,931,594
		1,205,874,011
Health Care Equipment & Services 4.9%
Abbott Laboratories	1,769,886	66,990,185
Aetna, Inc.	414,375	42,199,950
AmerisourceBergen Corp.	231,346	20,719,348
Anthem, Inc.	309,329	40,364,341
Baxter International, Inc.	635,189	23,247,917
Becton, Dickinson & Co.	246,898	35,891,562
Boston Scientific Corp. *	1,570,774	27,535,668
C.R. Bard, Inc.	89,973	16,489,352
Cardinal Health, Inc.	390,933	31,810,218
Cerner Corp. *	361,900	20,993,819
Cigna Corp.	302,108	40,361,629
DaVita HealthCare Partners, Inc. *	204,000	13,692,480
DENTSPLY International, Inc.	170,400	10,034,856
Edwards Lifesciences Corp. *	260,400	20,365,884
Express Scripts Holding Co. *	790,495	56,812,876
HCA Holdings, Inc. *	373,200	25,967,256
Henry Schein, Inc. *	97,100	14,704,824
Security	Number of Shares	Value ($)
Humana, Inc.	175,903	28,635,249
Intuitive Surgical, Inc. *	43,531	23,543,741
Laboratory Corp. of America Holdings *	115,791	13,009,119
McKesson Corp.	271,175	43,653,751
Medtronic plc	1,656,176	125,736,882
Patterson Cos., Inc.	104,447	4,434,820
Quest Diagnostics, Inc.	171,680	11,274,226
St. Jude Medical, Inc.	327,187	17,295,105
Stryker Corp.	372,740	36,957,171
Tenet Healthcare Corp. *	112,904	3,061,956
UnitedHealth Group, Inc.	1,127,010	129,786,472
Universal Health Services, Inc., Class B	108,400	12,210,176
Varian Medical Systems, Inc. *	110,706	8,538,754
Zimmer Biomet Holdings, Inc.	204,723	20,320,805
		986,640,392
Household & Personal Products 2.2%
Church & Dwight Co., Inc.	150,000	12,600,000
Colgate-Palmolive Co.	1,051,094	70,980,378
Kimberly-Clark Corp.	423,995	54,449,438
The Clorox Co.	150,257	19,390,666
The Estee Lauder Cos., Inc., Class A	265,052	22,595,683
The Procter & Gamble Co.	3,208,990	262,142,393
		442,158,558
Insurance 2.6%
Aflac, Inc.	507,873	29,436,319
American International Group, Inc.	1,468,554	82,943,930
Aon plc	323,350	28,399,831
Assurant, Inc.	74,246	6,036,942
Chubb Ltd.	543,665	61,472,202
Cincinnati Financial Corp.	173,003	9,970,163
Lincoln National Corp.	294,671	11,627,718
Loews Corp.	326,316	12,076,955
Marsh & McLennan Cos., Inc.	625,279	33,346,129
MetLife, Inc.	1,304,877	58,262,758
Principal Financial Group, Inc.	316,567	12,029,546
Prudential Financial, Inc.	522,431	36,611,964
The Allstate Corp.	467,610	28,337,166
The Hartford Financial Services Group, Inc.	496,495	19,949,169
The Progressive Corp.	687,520	21,485,000
The Travelers Cos., Inc.	363,560	38,915,462
Torchmark Corp.	143,266	7,785,074
Unum Group	276,440	7,917,242
Willis Towers Watson plc	156,625	17,928,864
XL Group plc	362,299	13,136,962
		537,669,396
Materials 2.6%
Air Products & Chemicals, Inc.	227,101	28,775,968
Airgas, Inc.	75,000	10,500,000
Alcoa, Inc. (b)	1,553,564	11,325,482
Avery Dennison Corp.	103,076	6,276,298
Ball Corp.	167,938	11,223,297
CF Industries Holdings, Inc.	265,925	7,977,750

    3

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
E.I. du Pont de Nemours & Co.	1,032,504	54,474,911
Eastman Chemical Co.	172,716	10,571,946
Ecolab, Inc.	309,228	33,356,424
FMC Corp.	158,300	5,654,476
Freeport-McMoRan, Inc. (b)	1,398,940	6,435,124
International Flavors & Fragrances, Inc.	89,743	10,496,341
International Paper Co.	494,389	16,913,048
LyondellBasell Industries N.V., Class A	425,100	33,145,047
Martin Marietta Materials, Inc.	80,300	10,084,074
Monsanto Co.	528,200	47,854,920
Newmont Mining Corp.	638,546	12,745,378
Nucor Corp.	375,200	14,659,064
Owens-Illinois, Inc. *	198,600	2,569,884
PPG Industries, Inc.	313,896	29,857,787
Praxair, Inc.	333,579	33,357,900
Sealed Air Corp.	236,068	9,567,836
The Dow Chemical Co.	1,338,335	56,210,070
The Mosaic Co.	397,200	9,572,520
The Sherwin-Williams Co.	91,636	23,428,576
Vulcan Materials Co.	151,071	13,324,462
WestRock Co.	310,489	10,954,052
		521,312,635
Media 3.1%
Cablevision Systems Corp., Class A	272,100	8,682,711
CBS Corp., Class B - Non Voting Shares	513,036	24,369,210
Comcast Corp., Class A	2,900,664	161,595,991
Discovery Communications, Inc., Class A *	159,800	4,408,882
Discovery Communications, Inc., Class C *	310,500	8,448,705
News Corp., Class A	443,000	5,745,710
News Corp., Class B	126,200	1,684,770
Omnicom Group, Inc.	280,047	20,541,447
Scripps Networks Interactive, Inc., Class A	116,593	7,108,675
TEGNA, Inc.	270,314	6,490,239
The Interpublic Group of Cos., Inc.	456,265	10,238,587
The Walt Disney Co.	1,801,883	172,656,429
Time Warner Cable, Inc.	331,001	60,245,492
Time Warner, Inc.	958,774	67,536,041
Twenty-First Century Fox, Inc., Class A	1,385,801	37,375,053
Twenty-First Century Fox, Inc., Class B	520,000	14,092,000
Viacom, Inc., Class B	417,053	19,034,299
		630,254,241
Pharmaceuticals, Biotechnology & Life Sciences 9.7%
AbbVie, Inc.	1,937,286	106,357,002
Agilent Technologies, Inc.	379,266	14,279,365
Alexion Pharmaceuticals, Inc. *	267,600	39,050,868
Allergan plc *	466,568	132,705,936
Amgen, Inc.	888,459	135,694,343
Baxalta, Inc.	635,189	25,413,912
Security	Number of Shares	Value ($)
Biogen, Inc. *	261,491	71,402,733
Bristol-Myers Squibb Co.	1,974,464	122,732,682
Celgene Corp. *	931,926	93,490,816
Eli Lilly & Co.	1,159,123	91,686,629
Endo International plc *	238,600	13,235,142
Gilead Sciences, Inc.	1,705,750	141,577,250
Illumina, Inc. *	175,700	27,751,815
Johnson & Johnson	3,267,925	341,302,087
Mallinckrodt plc *	134,700	7,824,723
Merck & Co., Inc.	3,295,514	166,983,695
Mylan N.V. *	480,751	25,330,770
PerkinElmer, Inc.	141,360	6,830,515
Perrigo Co., plc	171,500	24,795,470
Pfizer, Inc.	7,298,933	222,544,467
Regeneron Pharmaceuticals, Inc. *	92,500	38,858,325
Thermo Fisher Scientific, Inc.	474,937	62,720,180
Vertex Pharmaceuticals, Inc. *	288,700	26,199,525
Waters Corp. *	92,352	11,193,986
Zoetis, Inc.	538,500	23,182,425
		1,973,144,661
Real Estate 2.9%
American Tower Corp.	505,700	47,707,738
Apartment Investment & Management Co., Class A	179,414	7,024,058
AvalonBay Communities, Inc.	159,299	27,318,186
Boston Properties, Inc.	184,776	21,472,819
CBRE Group, Inc., Class A *	337,440	9,438,197
Crown Castle International Corp.	389,900	33,609,380
Equinix, Inc.	74,109	23,016,032
Equity Residential	424,522	32,726,401
Essex Property Trust, Inc.	79,400	16,920,934
Extra Space Storage, Inc.	150,000	13,603,500
Federal Realty Investment Trust	82,000	12,368,060
General Growth Properties, Inc.	696,300	19,524,252
HCP, Inc.	556,900	20,014,986
Host Hotels & Resorts, Inc.	870,411	12,055,192
Iron Mountain, Inc.	240,402	6,620,671
Kimco Realty Corp.	475,559	12,930,449
Plum Creek Timber Co., Inc.	203,177	8,230,700
Prologis, Inc.	621,689	24,538,065
Public Storage	174,578	44,265,998
Realty Income Corp.	304,200	16,971,318
Simon Property Group, Inc.	363,153	67,648,141
SL Green Realty Corp.	118,300	11,428,963
The Macerich Co.	152,700	11,906,019
Ventas, Inc.	390,500	21,602,460
Vornado Realty Trust	203,856	18,033,102
Welltower, Inc.	416,300	25,902,186
Weyerhaeuser Co.	596,940	15,287,633
		582,165,440
Retailing 5.3%
Advance Auto Parts, Inc.	85,000	12,924,250
Amazon.com, Inc. *	453,380	266,134,060
AutoNation, Inc. *	91,733	3,967,452
AutoZone, Inc. *	36,498	28,008,200
Bed Bath & Beyond, Inc. *	194,069	8,377,959
Best Buy Co., Inc.	359,257	10,034,048

4

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
CarMax, Inc. *	239,400	10,576,692
Dollar General Corp.	350,300	26,293,518
Dollar Tree, Inc. *	275,330	22,389,836
Expedia, Inc.	136,613	13,803,378
GameStop Corp., Class A (b)	119,100	3,121,611
Genuine Parts Co.	178,638	15,393,236
Kohl's Corp.	231,910	11,537,522
L Brands, Inc.	303,235	29,156,045
Lowe's Cos., Inc.	1,075,988	77,105,300
Macy's, Inc.	382,226	15,445,753
Netflix, Inc. *	503,100	46,204,704
Nordstrom, Inc.	164,796	8,091,484
O'Reilly Automotive, Inc. *	116,800	30,473,120
Ross Stores, Inc.	476,200	26,791,012
Signet Jewelers Ltd.	94,000	10,904,000
Staples, Inc.	781,869	6,974,271
Target Corp.	734,408	53,185,827
The Gap, Inc.	277,162	6,851,445
The Home Depot, Inc.	1,502,950	189,010,992
The Priceline Group, Inc. *	59,315	63,168,696
The TJX Cos., Inc.	789,406	56,237,283
Tiffany & Co.	125,428	8,007,324
Tractor Supply Co.	162,600	14,359,206
TripAdvisor, Inc. *	129,813	8,666,316
Urban Outfitters, Inc. *	111,100	2,541,968
		1,085,736,508
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	366,554	19,742,598
Applied Materials, Inc.	1,383,972	24,427,106
Avago Technologies Ltd.	442,700	59,193,417
Broadcom Corp., Class A	656,918	35,913,707
First Solar, Inc. *	94,900	6,515,834
Intel Corp.	5,564,705	172,617,149
KLA-Tencor Corp.	185,081	12,398,576
Lam Research Corp.	181,374	13,020,840
Linear Technology Corp.	282,568	12,074,131
Microchip Technology, Inc.	240,423	10,773,355
Micron Technology, Inc. *	1,245,975	13,743,104
NVIDIA Corp.	601,582	17,620,337
Qorvo, Inc. *	175,400	6,945,840
Skyworks Solutions, Inc.	220,000	15,162,400
Texas Instruments, Inc.	1,211,454	64,122,260
Xilinx, Inc.	313,563	15,762,812
		500,033,466
Software & Services 12.5%
Accenture plc, Class A	729,400	76,980,876
Activision Blizzard, Inc.	584,000	20,334,880
Adobe Systems, Inc. *	582,776	51,942,825
Akamai Technologies, Inc. *	202,841	9,253,606
Alliance Data Systems Corp. *	72,500	14,484,775
Alphabet, Inc., Class A *	344,212	262,065,806
Alphabet, Inc., Class C *	351,175	260,905,466
Autodesk, Inc. *	269,681	12,626,464
Automatic Data Processing, Inc.	543,373	45,148,862
CA, Inc.	370,925	10,656,675
Citrix Systems, Inc. *	179,808	12,669,272
Cognizant Technology Solutions Corp., Class A *	708,596	44,861,213
Security	Number of Shares	Value ($)
CSRA, Inc.	162,140	4,342,109
eBay, Inc. *	1,297,169	30,431,585
Electronic Arts, Inc. *	371,992	24,010,224
Facebook, Inc., Class A *	2,687,300	301,541,933
Fidelity National Information Services, Inc.	335,634	20,047,419
Fiserv, Inc. *	280,704	26,543,370
International Business Machines Corp.	1,053,390	131,452,538
Intuit, Inc.	317,809	30,353,938
MasterCard, Inc., Class A	1,167,690	103,959,441
Microsoft Corp.	9,443,531	520,244,123
Oracle Corp.	3,803,386	138,100,946
Paychex, Inc.	371,965	17,802,245
PayPal Holdings, Inc. *	1,297,169	46,879,688
Red Hat, Inc. *	210,100	14,717,505
salesforce.com, Inc. *	742,065	50,504,944
Symantec Corp.	793,750	15,748,000
Teradata Corp. *	159,871	3,891,260
The Western Union Co.	573,025	10,222,766
Total System Services, Inc.	207,100	8,317,136
VeriSign, Inc. *	112,125	8,476,650
Visa, Inc., Class A	2,303,700	171,602,613
Xerox Corp.	1,102,866	10,752,943
Yahoo! Inc. *	1,012,455	29,877,547
		2,541,751,643
Technology Hardware & Equipment 5.6%
Amphenol Corp., Class A	362,300	17,959,211
Apple, Inc.	6,590,815	641,549,932
Cisco Systems, Inc.	5,965,928	141,929,427
Corning, Inc.	1,427,787	26,571,116
EMC Corp.	2,303,145	57,048,902
F5 Networks, Inc. *	82,400	7,727,472
FLIR Systems, Inc.	149,700	4,377,228
Harris Corp.	145,100	12,619,347
Hewlett Packard Enterprise Co.	2,113,108	29,076,366
HP, Inc.	2,113,108	20,518,279
Juniper Networks, Inc.	403,065	9,512,334
Motorola Solutions, Inc.	186,422	12,447,396
NetApp, Inc.	342,374	7,508,262
QUALCOMM, Inc.	1,786,965	81,020,993
SanDisk Corp.	233,324	16,496,007
Seagate Technology plc	351,900	10,222,695
TE Connectivity Ltd.	468,700	26,790,892
Western Digital Corp.	268,300	12,873,034
		1,136,248,893
Telecommunication Services 2.7%
AT&T, Inc.	7,262,502	261,885,822
CenturyLink, Inc.	645,643	16,412,245
Frontier Communications Corp.	1,396,845	6,355,645
Level 3 Communications, Inc. *	329,800	16,097,538
Verizon Communications, Inc.	4,800,878	239,899,874
		540,651,124
Transportation 2.0%
American Airlines Group, Inc.	744,600	29,031,954
C.H. Robinson Worldwide, Inc.	168,095	10,887,513
CSX Corp.	1,148,591	26,440,565

    5

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Delta Air Lines, Inc.	925,300	40,981,537
Expeditors International of Washington, Inc.	216,900	9,786,528
FedEx Corp.	306,768	40,763,332
JB Hunt Transport Services, Inc.	108,100	7,858,870
Kansas City Southern	129,400	9,171,872
Norfolk Southern Corp.	357,892	25,231,386
Ryder System, Inc.	60,702	3,227,525
Southwest Airlines Co.	780,136	29,348,716
Union Pacific Corp.	1,014,150	73,018,800
United Continental Holdings, Inc. *	450,000	21,726,000
United Parcel Service, Inc., Class B	816,618	76,108,798
		403,583,396
Utilities 3.3%
AES Corp.	781,249	7,421,866
AGL Resources, Inc.	146,540	9,314,082
Ameren Corp.	287,020	12,892,938
American Electric Power Co., Inc.	585,802	35,716,348
CenterPoint Energy, Inc.	514,366	9,191,720
CMS Energy Corp.	317,784	12,355,442
Consolidated Edison, Inc.	347,565	24,117,535
Dominion Resources, Inc.	703,064	50,740,129
DTE Energy Co.	216,012	18,363,180
Duke Energy Corp.	807,599	60,812,205
Edison International	390,093	24,107,747
Entergy Corp.	209,653	14,797,309
Eversource Energy	380,800	20,487,040
Exelon Corp.	1,081,993	31,994,533
FirstEnergy Corp.	488,694	16,156,224
NextEra Energy, Inc.	540,638	60,394,671
NiSource, Inc.	374,662	7,871,649
NRG Energy, Inc.	378,600	4,028,304
Pepco Holdings, Inc.	316,200	8,436,216
PG&E Corp.	580,506	31,875,584
Pinnacle West Capital Corp.	125,361	8,312,688
PPL Corp.	790,470	27,713,878
Public Service Enterprise Group, Inc.	610,570	25,216,541
SCANA Corp.	175,300	11,035,135
Sempra Energy	281,969	26,716,563
TECO Energy, Inc.	273,819	7,425,971
The Southern Co.	1,065,625	52,130,375
WEC Energy Group, Inc.	369,078	20,384,178
Xcel Energy, Inc.	591,586	22,610,417
		662,620,468
Total Common Stock
(Cost $12,486,401,675)		20,130,771,167

Security	Number of Shares	Value ($)
Other Investment Company 0.4% of net assets
Securities Lending Collateral 0.4%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	73,896,003	73,896,003
Total Other Investment Company
(Cost $73,896,003)		73,896,003
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets
Time Deposits 1.3%
Bank of Tokyo - Mitsubishi UFJ
0.14%, 02/01/16	6,077,142	6,077,142
Barclays Capital, Inc.
0.14%, 02/01/16	139,895,770	139,895,770
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	117,945,055	117,945,055
Total Short-Term Investments
(Cost $263,917,967)		263,917,967

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $12,863,649,064 and the unrealized appreciation and depreciation were $8,473,237,561 and ($868,301,488), respectively, with a net unrealized appreciation of $7,604,936,073.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $75,230,153.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	3,350	323,291,750	(9,540,115)

6

Schwab S&P 500 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$20,130,771,167	$—	$—	$20,130,771,167
Other Investment Company[1]	73,896,003	—	—	73,896,003
Short-Term Investments[1]	—	263,917,967	—	263,917,967
Total	$20,204,667,170	$263,917,967	$—	$20,468,585,137
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($9,540,115)	$—	$—	($9,540,115)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    7

Schwab Investments
Schwab 1000 Index® Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.4%	Common Stock	2,045,197,379	5,967,192,428
1.3%	Other Investment Companies	79,074,285	79,074,285
100.7%	Total Investments	2,124,271,664	6,046,266,713
(0.7%)	Other Assets and Liabilities, Net		(39,219,459)
100.0%	Net Assets		6,007,047,254

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets
Automobiles & Components 1.0%
Autoliv, Inc. (b)	26,600	2,733,948
BorgWarner, Inc.	69,096	2,028,659
Dana Holding Corp.	50,100	595,689
Delphi Automotive plc	87,400	5,675,756
Ford Motor Co.	1,208,087	14,424,559
General Motors Co.	448,100	13,281,684
Gentex Corp.	97,544	1,335,377
Harley-Davidson, Inc.	59,392	2,375,680
Johnson Controls, Inc.	201,054	7,211,807
Lear Corp.	23,600	2,450,388
Tesla Motors, Inc. *(b)	30,600	5,850,720
The Goodyear Tire & Rubber Co.	83,100	2,360,871
Visteon Corp.	12,000	802,560
		61,127,698
Banks 5.3%
Bank of America Corp.	3,253,541	46,005,070
BB&T Corp.	242,700	7,926,582
BOK Financial Corp. (b)	8,900	445,089
CIT Group, Inc.	50,900	1,493,915
Citigroup, Inc.	930,256	39,610,301
Comerica, Inc.	51,128	1,753,690
Commerce Bancshares, Inc.	27,982	1,150,900
Cullen/Frost Bankers, Inc.	16,900	808,834
East West Bancorp, Inc.	45,800	1,484,836
Fifth Third Bancorp	259,984	4,107,747
First Republic Bank	40,200	2,733,600
Huntington Bancshares, Inc.	244,898	2,101,225
Investors Bancorp, Inc.	108,730	1,271,054
JPMorgan Chase & Co.	1,149,778	68,411,791
KeyCorp	259,914	2,900,640
M&T Bank Corp.	45,743	5,039,964
New York Community Bancorp, Inc.	149,882	2,320,173
PacWest Bancorp	30,300	1,112,313
People's United Financial, Inc.	103,793	1,491,505
Security	Number of Shares	Value ($)
Popular, Inc.	31,600	794,424
Prosperity Bancshares, Inc.	15,900	674,160
Regions Financial Corp.	427,606	3,472,161
Signature Bank *	15,700	2,187,638
SunTrust Banks, Inc.	164,193	6,006,180
SVB Financial Group *	14,900	1,509,668
Synovus Financial Corp.	44,657	1,363,378
TFS Financial Corp.	27,300	476,385
The PNC Financial Services Group, Inc.	160,634	13,918,936
U.S. Bancorp	519,005	20,791,340
Umpqua Holdings Corp.	67,000	970,160
Wells Fargo & Co.	1,452,096	72,938,782
Zions Bancorp	63,198	1,433,331
		318,705,772
Capital Goods 7.4%
3M Co.	191,454	28,909,554
A.O. Smith Corp.	25,400	1,774,190
Acuity Brands, Inc.	14,300	2,894,749
AECOM *	49,700	1,363,768
AGCO Corp.	24,200	1,180,234
Air Lease Corp.	31,700	816,592
Allegion plc	28,700	1,738,072
Allison Transmission Holdings, Inc.	52,700	1,253,733
AMETEK, Inc.	75,105	3,533,690
B/E Aerospace, Inc.	31,700	1,282,265
Carlisle Cos., Inc.	20,736	1,735,188
Caterpillar, Inc.	180,796	11,252,743
Chicago Bridge & Iron Co., N.V.	27,108	1,052,333
CLARCOR, Inc.	18,200	852,852
Colfax Corp. *	27,300	604,422
Crane Co.	16,384	782,500
Cummins, Inc.	49,892	4,484,792
Curtiss-Wright Corp.	15,200	1,048,800
Danaher Corp.	185,040	16,033,716
Deere & Co.	95,946	7,388,801
Donaldson Co., Inc.	43,500	1,225,830
Dover Corp.	50,237	2,936,353
Eaton Corp. plc	142,901	7,217,930
Emerson Electric Co.	200,228	9,206,483
Esterline Technologies Corp. *	10,100	794,971
Fastenal Co. (b)	92,300	3,743,688
Flowserve Corp.	43,023	1,662,409
Fluor Corp.	47,658	2,139,368
Fortune Brands Home & Security, Inc.	52,900	2,570,411
General Dynamics Corp.	91,644	12,259,218
General Electric Co.	2,952,802	85,926,538
Graco, Inc.	15,694	1,140,640
HD Supply Holdings, Inc. *	51,900	1,363,413
HEICO Corp.	5,006	278,834
Hexcel Corp.	33,500	1,386,230
Honeywell International, Inc.	239,099	24,675,017
Hubbell, Inc.	16,932	1,531,161

    1

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Huntington Ingalls Industries, Inc.	13,700	1,751,956
IDEX Corp.	24,006	1,740,675
Illinois Tool Works, Inc.	100,404	9,043,388
Ingersoll-Rand plc	82,400	4,241,128
ITT Corp.	30,300	983,235
Jacobs Engineering Group, Inc. *	38,756	1,520,398
Joy Global, Inc.	26,308	262,291
L-3 Communications Holdings, Inc.	25,874	3,023,118
Lennox International, Inc.	11,700	1,401,894
Lincoln Electric Holdings, Inc.	22,200	1,181,928
Lockheed Martin Corp.	82,164	17,336,604
Masco Corp.	108,836	2,872,182
MSC Industrial Direct Co., Inc., Class A	15,558	1,008,314
Nordson Corp.	18,000	1,087,740
Northrop Grumman Corp.	57,932	10,720,896
Orbital ATK, Inc.	18,500	1,669,255
Oshkosh Corp.	23,600	777,148
Owens Corning	36,900	1,704,411
PACCAR, Inc.	107,289	5,264,671
Parker-Hannifin Corp.	41,253	4,008,141
Pentair plc	57,895	2,728,012
Precision Castparts Corp.	42,901	10,079,590
Quanta Services, Inc. *	43,900	820,930
Raytheon Co.	93,590	12,001,982
Rockwell Automation, Inc.	42,649	4,075,965
Rockwell Collins, Inc.	40,653	3,288,015
Roper Technologies, Inc.	30,891	5,426,622
Sensata Technologies Holding N.V. *	50,100	1,838,670
Snap-on, Inc.	17,250	2,786,910
SolarCity Corp. *(b)	15,700	559,705
Spirit AeroSystems Holdings, Inc., Class A *	37,400	1,585,760
SPX Corp.	12,614	117,310
Stanley Black & Decker, Inc.	46,641	4,400,112
Teledyne Technologies, Inc. *	12,600	1,023,750
Textron, Inc.	88,938	3,043,458
The Boeing Co.	196,389	23,592,211
The Middleby Corp. *	18,300	1,653,588
The Timken Co.	21,394	568,011
The Toro Co.	19,200	1,430,784
TransDigm Group, Inc. *	16,600	3,730,518
Trinity Industries, Inc.	44,200	946,764
United Rentals, Inc. *	31,467	1,507,584
United Technologies Corp.	258,203	22,641,821
USG Corp. *	29,200	522,388
W.W. Grainger, Inc. (b)	17,876	3,516,030
WABCO Holdings, Inc. *	18,000	1,613,700
Wabtec Corp.	28,800	1,841,760
Watsco, Inc.	7,000	813,470
Xylem, Inc.	53,400	1,919,730
		441,716,011
Commercial & Professional Supplies 0.8%
Cintas Corp.	29,210	2,509,723
Copart, Inc. *	36,074	1,208,840
Equifax, Inc.	37,300	3,946,340
IHS, Inc., Class A *	20,000	2,092,400
KAR Auction Services, Inc.	44,400	1,483,848
ManpowerGroup, Inc.	25,491	1,946,238
Security	Number of Shares	Value ($)
Nielsen Holdings plc	116,700	5,620,272
Pitney Bowes, Inc.	67,841	1,328,327
R.R. Donnelley & Sons Co.	58,400	815,848
Republic Services, Inc.	69,681	3,045,060
Robert Half International, Inc.	43,891	1,921,109
Rollins, Inc.	32,850	905,018
Stericycle, Inc. *	27,098	3,261,244
The ADT Corp.	54,700	1,618,026
The Dun & Bradstreet Corp.	10,925	1,075,238
Tyco International plc	126,900	4,364,091
Verisk Analytics, Inc. *	47,800	3,489,400
Waste Connections, Inc.	37,900	2,272,863
Waste Management, Inc.	131,077	6,940,527
		49,844,412
Consumer Durables & Apparel 1.6%
Brunswick Corp.	29,300	1,167,605
Carter's, Inc.	17,300	1,681,906
Coach, Inc.	81,530	3,020,687
D.R. Horton, Inc.	107,597	2,959,993
Fossil Group, Inc. *	13,700	446,620
Garmin Ltd.	39,886	1,403,190
GoPro, Inc., Class A *(b)	23,300	266,785
Hanesbrands, Inc.	121,600	3,717,312
Harman International Industries, Inc.	23,697	1,762,820
Hasbro, Inc.	34,225	2,542,233
Jarden Corp. *	63,675	3,377,959
Kate Spade & Co. *	39,500	703,495
Leggett & Platt, Inc.	46,944	1,948,645
Lennar Corp., Class A	51,975	2,190,746
lululemon athletica, Inc. *	34,500	2,141,415
Mattel, Inc.	102,797	2,836,169
Michael Kors Holdings Ltd. *	58,300	2,326,170
Mohawk Industries, Inc. *	19,439	3,234,844
Newell Rubbermaid, Inc.	88,526	3,433,038
NIKE, Inc., Class B	422,912	26,224,773
NVR, Inc. *	1,098	1,812,798
Polaris Industries, Inc.	19,200	1,417,728
PulteGroup, Inc.	98,799	1,655,871
PVH Corp.	25,514	1,872,217
Ralph Lauren Corp.	18,395	2,069,438
Tempur Sealy International, Inc. *	18,900	1,140,426
Toll Brothers, Inc. *	50,000	1,381,000
Under Armour, Inc., Class A *	56,200	4,801,166
VF Corp.	108,528	6,793,853
Whirlpool Corp.	24,515	3,294,571
		93,625,473
Consumer Services 2.3%
Aramark	65,800	2,102,310
Bloomin' Brands, Inc.	33,500	591,610
Bright Horizons Family Solutions, Inc. *	12,900	905,193
Brinker International, Inc.	17,700	880,398
Buffalo Wild Wings, Inc. *	6,100	929,030
Carnival Corp.	146,860	7,068,372
Chipotle Mexican Grill, Inc. *	9,950	4,507,052
Choice Hotels International, Inc.	11,700	511,524
Cracker Barrel Old Country Store, Inc. (b)	8,100	1,062,963

2

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Darden Restaurants, Inc.	34,165	2,154,445
Domino's Pizza, Inc.	18,600	2,119,098
Dunkin' Brands Group, Inc.	28,000	1,102,080
Extended Stay America, Inc.	15,000	192,150
Graham Holdings Co., Class B	1,254	607,801
H&R Block, Inc.	75,198	2,560,492
Hilton Worldwide Holdings, Inc.	164,800	2,935,088
Hyatt Hotels Corp., Class A *	7,700	297,836
Jack in the Box, Inc.	12,400	962,736
Las Vegas Sands Corp.	117,863	5,315,621
Marriott International, Inc., Class A	59,875	3,669,140
McDonald's Corp.	286,736	35,492,182
MGM Resorts International *	147,287	2,957,523
Norwegian Cruise Line Holdings Ltd. *	48,900	2,218,593
Panera Bread Co., Class A *	7,000	1,358,000
Royal Caribbean Cruises Ltd.	52,391	4,293,966
Service Corp. International	63,100	1,526,389
ServiceMaster Global Holdings, Inc. *	32,600	1,376,046
Six Flags Entertainment Corp.	30,200	1,518,154
Starbucks Corp.	462,954	28,133,715
Starwood Hotels & Resorts Worldwide, Inc.	54,542	3,394,694
The Wendy's Co.	60,900	623,007
Vail Resorts, Inc.	11,800	1,475,000
Wyndham Worldwide Corp.	34,917	2,266,113
Wynn Resorts Ltd. (b)	24,842	1,672,860
Yum! Brands, Inc.	135,676	9,818,872
		138,600,053
Diversified Financials 4.5%
Affiliated Managers Group, Inc. *	17,859	2,396,499
Ally Financial, Inc. *	138,400	2,193,640
American Express Co.	261,077	13,967,619
Ameriprise Financial, Inc.	53,057	4,809,617
Artisan Partners Asset Management, Inc., Class A	14,000	438,200
Berkshire Hathaway, Inc., Class B *	585,412	75,968,915
BlackRock, Inc.	39,765	12,496,549
Capital One Financial Corp.	164,453	10,791,406
CBOE Holdings, Inc.	25,400	1,692,148
CME Group, Inc.	105,380	9,468,393
Discover Financial Services	134,724	6,169,012
E*TRADE Financial Corp. *	86,290	2,032,992
Eaton Vance Corp.	39,084	1,120,147
FactSet Research Systems, Inc.	12,900	1,944,030
Federated Investors, Inc., Class B	30,200	763,758
Franklin Resources, Inc.	114,858	3,980,978
Intercontinental Exchange, Inc.	34,510	9,103,738
Invesco Ltd.	135,190	4,046,237
Lazard Ltd., Class A	40,900	1,471,991
Legg Mason, Inc.	31,214	955,773
Leucadia National Corp.	101,178	1,675,508
LPL Financial Holdings, Inc. (b)	26,200	797,004
McGraw Hill Financial, Inc.	84,736	7,204,255
Moody's Corp.	53,326	4,753,480
Morgan Stanley	475,748	12,312,358
MSCI, Inc.	29,450	2,027,338
Nasdaq, Inc.	36,337	2,252,894
Navient Corp.	102,900	983,724
Security	Number of Shares	Value ($)
Northern Trust Corp.	70,876	4,399,982
NorthStar Asset Management Group, Inc.	60,300	695,862
OneMain Holdings, Inc. *	12,500	330,375
Raymond James Financial, Inc.	39,649	1,737,023
Santander Consumer USA Holdings, Inc. *	31,700	331,265
SEI Investments Co.	42,148	1,653,888
SLM Corp. *	136,624	874,394
State Street Corp.	124,450	6,935,598
T. Rowe Price Group, Inc.	76,550	5,431,223
TD Ameritrade Holding Corp.	87,231	2,405,831
The Bank of New York Mellon Corp.	344,396	12,474,023
The Charles Schwab Corp. (a)	375,265	9,580,515
The Goldman Sachs Group, Inc.	123,132	19,893,206
Voya Financial, Inc.	69,800	2,134,484
Waddell & Reed Financial, Inc., Class A	29,000	795,760
		267,491,632
Energy 6.2%
Anadarko Petroleum Corp.	159,148	6,221,095
Antero Resources Corp. *(b)	17,500	475,475
Apache Corp.	118,700	5,049,498
Baker Hughes, Inc.	135,606	5,900,217
Cabot Oil & Gas Corp.	135,396	2,809,467
Cameron International Corp. *	59,300	3,893,638
Cheniere Energy, Inc. *	74,900	2,250,745
Chesapeake Energy Corp. (b)	162,497	550,865
Chevron Corp.	588,837	50,916,735
Cimarex Energy Co.	29,115	2,707,695
Cobalt International Energy, Inc. *	89,900	340,721
Columbia Pipeline Group, Inc.	95,880	1,778,574
Concho Resources, Inc. *	38,200	3,633,966
ConocoPhillips	385,266	15,056,195
CONSOL Energy, Inc. (b)	77,098	612,158
Continental Resources, Inc. *	25,800	544,638
Core Laboratories N.V.	13,300	1,308,720
Devon Energy Corp.	123,082	3,433,988
Diamond Offshore Drilling, Inc. (b)	23,629	439,263
Diamondback Energy, Inc. *	17,700	1,337,235
Energen Corp.	24,496	863,974
Ensco plc, Class A	76,000	743,280
EOG Resources, Inc.	173,304	12,308,050
EQT Corp.	46,600	2,877,084
Exxon Mobil Corp.	1,303,063	101,443,455
FMC Technologies, Inc. *	72,568	1,825,085
Gulfport Energy Corp. *	32,500	960,375
Halliburton Co.	270,188	8,589,277
Helmerich & Payne, Inc. (b)	31,392	1,594,714
Hess Corp.	74,123	3,150,228
HollyFrontier Corp.	58,600	2,049,242
Kinder Morgan, Inc.	566,917	9,325,785
Marathon Oil Corp.	217,096	2,112,344
Marathon Petroleum Corp.	164,600	6,878,634
Memorial Resource Development Corp. *	22,800	362,748
Murphy Oil Corp.	49,944	979,402
National Oilwell Varco, Inc.	119,426	3,886,122
Newfield Exploration Co. *	53,966	1,568,792
Noble Corp., plc (b)	85,800	668,382

    3

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Noble Energy, Inc.	134,622	4,357,714
Occidental Petroleum Corp.	239,416	16,479,003
Oceaneering International, Inc.	28,900	978,265
ONEOK, Inc.	66,824	1,664,586
Phillips 66	150,900	12,094,635
Pioneer Natural Resources Co.	45,811	5,678,273
QEP Resources, Inc.	44,400	569,208
Range Resources Corp. (b)	53,928	1,594,112
Schlumberger Ltd.	393,147	28,412,734
Southwestern Energy Co. *(b)	121,188	1,077,361
Spectra Energy Corp.	209,421	5,748,606
Targa Resources Corp.	13,500	303,345
Tesoro Corp.	36,712	3,203,122
The Williams Cos., Inc.	214,321	4,136,395
Transocean Ltd. (b)	113,100	1,178,502
Valero Energy Corp.	149,520	10,147,922
Weatherford International plc *	229,600	1,547,504
Western Refining, Inc.	18,800	618,520
Whiting Petroleum Corp. *	64,700	475,545
World Fuel Services Corp.	24,500	954,275
		372,667,488
Food & Staples Retailing 2.3%
Casey's General Stores, Inc.	12,200	1,473,028
Costco Wholesale Corp.	136,259	20,591,460
CVS Health Corp.	345,811	33,401,884
Rite Aid Corp. *	319,300	2,487,347
Sprouts Farmers Market, Inc. *	39,400	898,320
Sysco Corp.	164,130	6,534,015
The Kroger Co.	305,626	11,861,345
United Natural Foods, Inc. *	16,600	581,332
Wal-Mart Stores, Inc.	488,727	32,431,924
Walgreens Boots Alliance, Inc.	272,669	21,737,173
Whole Foods Market, Inc.	110,632	3,242,624
		135,240,452
Food, Beverage & Tobacco 5.5%
Altria Group, Inc.	612,105	37,405,737
Archer-Daniels-Midland Co.	190,205	6,723,747
Brown-Forman Corp., Class B	32,180	3,148,491
Bunge Ltd.	45,892	2,845,763
Campbell Soup Co.	53,858	3,038,130
Coca-Cola Enterprises, Inc.	67,972	3,155,260
ConAgra Foods, Inc.	136,097	5,667,079
Constellation Brands, Inc., Class A	54,132	8,254,047
Dr Pepper Snapple Group, Inc.	57,920	5,435,213
Flowers Foods, Inc.	56,925	1,169,240
General Mills, Inc.	191,600	10,827,316
Hormel Foods Corp.	40,594	3,264,164
Ingredion, Inc.	21,800	2,195,696
Kellogg Co.	79,931	5,870,133
Keurig Green Mountain, Inc.	38,000	3,391,500
McCormick & Co., Inc. - Non Voting Shares	35,254	3,101,294
Mead Johnson Nutrition Co.	62,500	4,530,625
Molson Coors Brewing Co., Class B	49,272	4,458,131
Mondelez International, Inc., Class A	494,964	21,332,948
Monster Beverage Corp. *	48,100	6,494,943
PepsiCo, Inc.	454,285	45,110,500
Philip Morris International, Inc.	484,265	43,588,693
Security	Number of Shares	Value ($)
Pilgrim's Pride Corp. *(b)	15,000	332,700
Pinnacle Foods, Inc.	36,500	1,565,485
Reynolds American, Inc.	255,692	12,771,815
Seaboard Corp. *	105	302,085
The Boston Beer Co., Inc., Class A *	2,800	501,900
The Coca-Cola Co.	1,221,048	52,407,380
The Hain Celestial Group, Inc. *	29,400	1,069,572
The Hershey Co.	45,564	4,014,644
The JM Smucker Co.	34,201	4,388,672
The Kraft Heinz Co.	187,500	14,636,250
The WhiteWave Foods Co. *	55,779	2,105,657
TreeHouse Foods, Inc. *	13,600	1,079,296
Tyson Foods, Inc., Class A	95,159	5,077,684
		331,261,790
Health Care Equipment & Services 5.0%
Abbott Laboratories	469,946	17,787,456
Acadia Healthcare Co., Inc. *	18,700	1,141,261
Aetna, Inc.	109,934	11,195,679
Alere, Inc. *	24,700	918,840
Align Technology, Inc. *	23,400	1,547,676
AmerisourceBergen Corp.	61,220	5,482,863
Anthem, Inc.	81,423	10,624,887
athenahealth, Inc. *	12,000	1,701,600
Baxter International, Inc.	170,825	6,252,195
Becton, Dickinson & Co.	64,307	9,348,309
Boston Scientific Corp. *	428,007	7,502,963
Brookdale Senior Living, Inc. *	58,000	944,240
C.R. Bard, Inc.	23,600	4,325,172
Cardinal Health, Inc.	104,010	8,463,294
Centene Corp. *	39,100	2,426,546
Cerner Corp. *	94,504	5,482,177
Cigna Corp.	81,054	10,828,814
Community Health Systems, Inc. *	35,624	765,204
DaVita HealthCare Partners, Inc. *	53,450	3,587,564
DENTSPLY International, Inc.	41,600	2,449,824
DexCom, Inc. *	25,900	1,846,152
Edwards Lifesciences Corp. *	69,184	5,410,881
Envision Healthcare Holdings, Inc. *	57,400	1,268,540
Express Scripts Holding Co. *	211,489	15,199,714
HCA Holdings, Inc. *	99,800	6,944,084
Health Net, Inc. *	24,400	1,615,768
HealthSouth Corp.	27,400	980,646
Henry Schein, Inc. *	25,919	3,925,173
Hologic, Inc. *	76,970	2,612,362
Humana, Inc.	46,391	7,551,991
IDEXX Laboratories, Inc. *	29,996	2,103,919
IMS Health Holdings, Inc. *	44,600	1,031,152
Intuitive Surgical, Inc. *	11,341	6,133,780
Laboratory Corp. of America Holdings *	30,368	3,411,845
McKesson Corp.	72,247	11,630,322
MEDNAX, Inc. *	28,208	1,959,328
Medtronic plc	438,822	33,315,366
Patterson Cos., Inc.	22,600	959,596
Premier, Inc., Class A *	10,000	319,400
Quest Diagnostics, Inc.	42,747	2,807,195
ResMed, Inc.	43,716	2,478,697
Sirona Dental Systems, Inc. *	18,900	2,008,881
St. Jude Medical, Inc.	87,455	4,622,871
STERIS plc	23,700	1,640,988

4

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Stryker Corp.	97,854	9,702,224
Team Health Holdings, Inc. *	22,500	919,575
Teleflex, Inc.	13,846	1,878,764
Tenet Healthcare Corp. *	33,425	906,486
The Cooper Cos., Inc.	14,400	1,888,560
UnitedHealth Group, Inc.	297,592	34,270,695
Universal Health Services, Inc., Class B	27,874	3,139,727
Varian Medical Systems, Inc. *	31,371	2,419,645
VCA, Inc. *	26,300	1,348,401
Veeva Systems, Inc., Class A *	22,000	530,200
WellCare Health Plans, Inc. *	14,100	1,071,318
West Pharmaceutical Services, Inc.	22,500	1,287,450
Zimmer Biomet Holdings, Inc.	52,212	5,182,563
		299,100,823
Household & Personal Products 2.0%
Avon Products, Inc.	146,436	496,418
Church & Dwight Co., Inc.	40,394	3,393,096
Colgate-Palmolive Co.	278,654	18,817,505
Coty, Inc., Class A (b)	30,200	743,222
Edgewell Personal Care Co.	19,900	1,472,799
Energizer Holdings, Inc.	19,900	637,596
Kimberly-Clark Corp.	113,204	14,537,658
Spectrum Brands Holdings, Inc.	8,200	779,328
The Clorox Co.	41,725	5,384,611
The Estee Lauder Cos., Inc., Class A	68,068	5,802,797
The Procter & Gamble Co.	846,819	69,176,644
		121,241,674
Insurance 3.0%
Aflac, Inc.	133,713	7,750,005
Alleghany Corp. *	5,186	2,478,493
Allied World Assurance Co. Holdings AG	24,700	903,773
American Financial Group, Inc.	17,605	1,249,603
American International Group, Inc.	386,776	21,845,108
AmTrust Financial Services, Inc.	9,800	560,462
Aon plc	85,303	7,492,162
Arch Capital Group Ltd. *	37,000	2,499,350
Arthur J. Gallagher & Co.	50,220	1,890,281
Assurant, Inc.	19,192	1,560,502
Assured Guaranty Ltd.	41,600	989,248
Axis Capital Holdings Ltd.	27,862	1,502,040
Brown & Brown, Inc.	39,476	1,194,149
Chubb Ltd.	145,802	16,485,832
Cincinnati Financial Corp.	43,317	2,496,359
CNA Financial Corp.	9,150	304,054
Erie Indemnity Co., Class A	8,285	796,271
Everest Re Group Ltd.	12,720	2,276,117
First American Financial Corp.	31,600	1,086,092
FNF Group	88,169	2,854,912
Genworth Financial, Inc., Class A *	166,939	464,090
Lincoln National Corp.	78,159	3,084,154
Loews Corp.	82,358	3,048,070
Markel Corp. *	4,447	3,737,526
Marsh & McLennan Cos., Inc.	166,820	8,896,511
Mercury General Corp.	10,500	487,515
MetLife, Inc.	346,744	15,482,120
Security	Number of Shares	Value ($)
Old Republic International Corp.	86,909	1,571,315
PartnerRe Ltd.	13,509	1,896,664
Principal Financial Group, Inc.	88,009	3,344,342
Prudential Financial, Inc.	141,897	9,944,142
Reinsurance Group of America, Inc.	19,510	1,643,327
RenaissanceRe Holdings Ltd.	13,907	1,566,624
The Allstate Corp.	119,698	7,253,699
The Hartford Financial Services Group, Inc.	130,995	5,263,379
The Progressive Corp.	181,542	5,673,187
The Travelers Cos., Inc.	94,147	10,077,495
Torchmark Corp.	39,097	2,124,531
Unum Group	78,214	2,240,049
Validus Holdings Ltd.	25,509	1,128,518
W. R. Berkley Corp.	32,225	1,616,084
White Mountains Insurance Group Ltd.	1,813	1,292,832
Willis Towers Watson plc	42,266	4,838,189
XL Group plc	93,067	3,374,609
		178,263,785
Materials 2.8%
Air Products & Chemicals, Inc.	61,078	7,739,193
Airgas, Inc.	21,451	3,003,140
Albemarle Corp.	37,439	1,970,789
Alcoa, Inc. (b)	407,520	2,970,821
AptarGroup, Inc.	18,200	1,326,780
Ashland, Inc.	20,300	1,923,628
Avery Dennison Corp.	31,060	1,891,243
Axalta Coating Systems Ltd. *	41,600	990,496
Ball Corp.	40,576	2,711,694
Bemis Co., Inc.	28,149	1,347,493
Berry Plastics Group, Inc. *	36,100	1,122,710
Celanese Corp., Series A	44,643	2,842,420
CF Industries Holdings, Inc.	74,560	2,236,800
Crown Holdings, Inc. *	39,776	1,824,923
E.I. du Pont de Nemours & Co.	273,217	14,414,929
Eagle Materials, Inc.	15,200	813,808
Eastman Chemical Co.	45,762	2,801,092
Ecolab, Inc.	83,128	8,967,017
FMC Corp.	43,504	1,553,963
Freeport-McMoRan, Inc. (b)	331,157	1,523,322
Graphic Packaging Holding Co.	104,500	1,187,120
Huntsman Corp.	64,700	558,361
International Flavors & Fragrances, Inc.	24,408	2,854,760
International Paper Co.	126,807	4,338,068
LyondellBasell Industries N.V., Class A	111,800	8,717,046
Martin Marietta Materials, Inc.	21,449	2,693,565
Monsanto Co.	136,534	12,369,980
NewMarket Corp.	2,800	1,061,956
Newmont Mining Corp.	162,928	3,252,043
Nucor Corp.	99,976	3,906,062
Owens-Illinois, Inc. *	55,877	723,048
Packaging Corp. of America	29,030	1,475,595
Platform Specialty Products Corp. *	37,800	288,414
PolyOne Corp.	30,900	836,154
PPG Industries, Inc.	84,812	8,067,318
Praxair, Inc.	89,328	8,932,800
Reliance Steel & Aluminum Co.	25,122	1,430,447

    5

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Royal Gold, Inc.	21,800	649,422
RPM International, Inc.	44,600	1,750,550
Sealed Air Corp.	65,302	2,646,690
Silgan Holdings, Inc.	10,200	539,274
Sonoco Products Co.	33,970	1,342,155
Steel Dynamics, Inc.	74,400	1,365,240
The Chemours Co.	56,443	222,385
The Dow Chemical Co.	350,256	14,710,752
The Mosaic Co.	106,995	2,578,580
The Scotts Miracle-Gro Co., Class A	14,668	1,007,398
The Sherwin-Williams Co.	25,090	6,414,760
The Valspar Corp.	24,346	1,907,022
Vulcan Materials Co.	40,825	3,600,765
W.R. Grace & Co. *	21,500	1,748,810
Westlake Chemical Corp.	14,000	636,720
WestRock Co.	77,542	2,735,682
		170,525,203
Media 3.3%
AMC Networks, Inc., Class A *	19,500	1,419,405
Cablevision Systems Corp., Class A	75,110	2,396,760
CBS Corp., Class B - Non Voting Shares	134,905	6,407,988
Charter Communications, Inc., Class A *(b)	23,900	4,095,504
Cinemark Holdings, Inc.	34,600	1,020,354
Clear Channel Outdoor Holdings, Inc., Class A	14,500	73,225
Comcast Corp., Class A	762,223	42,463,443
Discovery Communications, Inc., Class A *	47,200	1,302,248
Discovery Communications, Inc., Class C *	74,700	2,032,587
DISH Network Corp., Class A *	67,372	3,252,046
John Wiley & Sons, Inc., Class A	15,480	647,064
Liberty Broadband Corp., Class C *	20,700	972,900
Liberty Global plc, Class A *	79,241	2,726,683
Liberty Global plc, Series C *	193,772	6,454,545
Liberty Media Corp., Class A *	30,446	1,114,933
Liberty Media Corp., Class C *	62,700	2,231,493
Lions Gate Entertainment Corp.	26,400	690,360
Live Nation Entertainment, Inc. *	45,500	1,032,850
MSG Networks, Inc., Class A *	20,800	363,792
News Corp., Class A	118,782	1,540,603
News Corp., Class B	31,600	421,860
Omnicom Group, Inc.	77,888	5,713,085
Scripps Networks Interactive, Inc., Class A	30,900	1,883,973
Sirius XM Holdings, Inc. *	688,800	2,548,560
TEGNA, Inc.	73,854	1,773,235
The Interpublic Group of Cos., Inc.	127,164	2,853,560
The Madison Square Garden Co., Class A *	6,933	1,068,237
The Walt Disney Co.	475,260	45,539,413
Time Warner Cable, Inc.	87,736	15,968,829
Time Warner, Inc.	249,080	17,545,195
Twenty-First Century Fox, Inc., Class A	373,828	10,082,141
Security	Number of Shares	Value ($)
Twenty-First Century Fox, Inc., Class B	140,000	3,794,000
Viacom, Inc., Class B	106,546	4,862,759
		196,293,630
Pharmaceuticals, Biotechnology & Life Sciences 9.2%
AbbVie, Inc.	510,926	28,049,837
ACADIA Pharmaceuticals, Inc. *	24,700	511,043
Agilent Technologies, Inc.	107,031	4,029,717
Agios Pharmaceuticals, Inc. *	8,400	354,648
Akorn, Inc. *	23,300	605,567
Alexion Pharmaceuticals, Inc. *	70,304	10,259,463
Alkermes plc *	44,700	1,430,847
Allergan plc *	123,677	35,177,449
Alnylam Pharmaceuticals, Inc. *	22,100	1,523,574
Amgen, Inc.	235,902	36,029,313
Baxalta, Inc.	170,825	6,834,708
Bio-Rad Laboratories, Inc., Class A *	6,900	880,509
Bio-Techne Corp.	12,563	1,038,835
Biogen, Inc. *	70,155	19,156,524
BioMarin Pharmaceutical, Inc. *	49,600	3,671,392
Bristol-Myers Squibb Co.	519,939	32,319,408
Celgene Corp. *	245,240	24,602,477
Cepheid *	21,800	642,010
Charles River Laboratories International, Inc. *	14,400	1,068,912
Eli Lilly & Co.	305,271	24,146,936
Endo International plc *	63,428	3,518,351
Gilead Sciences, Inc.	450,644	37,403,452
Illumina, Inc. *	45,900	7,249,905
Incyte Corp. *	51,800	3,655,008
Intercept Pharmaceuticals, Inc. *	6,100	648,003
Intrexon Corp. *(b)	15,000	437,100
Ionis Pharmaceuticals, Inc. *	37,300	1,452,089
Jazz Pharmaceuticals plc *	19,200	2,471,808
Johnson & Johnson	864,387	90,276,578
Mallinckrodt plc *	35,320	2,051,739
Medivation, Inc. *	48,600	1,589,220
Merck & Co., Inc.	872,518	44,210,487
Mettler-Toledo International, Inc. *	8,800	2,753,080
Mylan N.V. *	127,600	6,723,244
OPKO Health, Inc. *(b)	101,700	817,668
Pacira Pharmaceuticals, Inc. *	11,300	671,446
PAREXEL International Corp. *	17,300	1,106,508
PerkinElmer, Inc.	38,500	1,860,320
Perrigo Co., plc	45,400	6,563,932
Pfizer, Inc.	1,926,751	58,746,638
Puma Biotechnology, Inc. *	6,200	258,788
Quintiles Transnational Holdings, Inc. *	29,500	1,794,485
Regeneron Pharmaceuticals, Inc. *	24,400	10,250,196
Seattle Genetics, Inc. *	33,600	1,108,128
Thermo Fisher Scientific, Inc.	123,798	16,348,764
United Therapeutics Corp. *	14,100	1,736,838
Vertex Pharmaceuticals, Inc. *	77,612	7,043,289
VWR Corp. *	12,900	315,534
Waters Corp. *	25,000	3,030,250
Zoetis, Inc.	144,700	6,229,335
		554,655,352

6

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 3.9%
Alexandria Real Estate Equities, Inc.	24,500	1,939,910
American Campus Communities, Inc.	31,200	1,316,640
American Capital Agency Corp.	108,300	1,848,681
American Homes 4 Rent, Class A	44,000	659,560
American Tower Corp.	132,689	12,517,880
Annaly Capital Management, Inc.	304,600	2,893,700
Apartment Investment & Management Co., Class A	49,418	1,934,715
AvalonBay Communities, Inc.	41,849	7,176,685
Boston Properties, Inc.	47,905	5,567,040
Brixmor Property Group, Inc.	53,700	1,429,494
Camden Property Trust	26,864	2,049,723
CBL & Associates Properties, Inc.	53,200	571,900
CBRE Group, Inc., Class A *	84,537	2,364,500
Chimera Investment Corp.	66,080	818,731
Corrections Corp. of America	38,004	1,094,895
Crown Castle International Corp.	104,627	9,018,847
CubeSmart	50,100	1,567,629
DCT Industrial Trust, Inc.	27,600	987,804
DDR Corp.	91,800	1,570,698
Digital Realty Trust, Inc.	41,400	3,315,312
Douglas Emmett, Inc.	47,600	1,408,008
Duke Realty Corp.	104,537	2,104,330
EPR Properties	17,000	1,019,150
Equinix, Inc.	21,262	6,603,339
Equity Commonwealth *	40,300	1,083,667
Equity LifeStyle Properties, Inc.	27,800	1,832,576
Equity One, Inc.	20,200	559,944
Equity Residential	115,272	8,886,318
Essex Property Trust, Inc.	20,929	4,460,179
Extra Space Storage, Inc.	37,100	3,364,599
Federal Realty Investment Trust	21,596	3,257,325
Forest City Realty Trust, Inc., Class A *	61,800	1,217,460
Gaming & Leisure Properties, Inc.	32,000	834,560
General Growth Properties, Inc.	186,400	5,226,656
HCP, Inc.	144,480	5,192,611
Healthcare Trust of America, Inc., Class A	36,800	1,031,872
Highwoods Properties, Inc.	31,600	1,336,364
Hospitality Properties Trust	52,081	1,228,591
Host Hotels & Resorts, Inc.	240,139	3,325,925
Iron Mountain, Inc.	61,866	1,703,790
Jones Lang LaSalle, Inc.	14,800	2,082,656
Kilroy Realty Corp.	27,700	1,547,599
Kimco Realty Corp.	126,531	3,440,378
Lamar Advertising Co., Class A	26,170	1,468,399
LaSalle Hotel Properties	34,000	753,440
Liberty Property Trust	46,304	1,357,633
Mid-America Apartment Communities, Inc.	23,900	2,242,298
National Retail Properties, Inc.	43,000	1,846,420
NorthStar Realty Finance Corp.	54,025	641,277
Omega Healthcare Investors, Inc.	51,900	1,645,749
Outfront Media, Inc.	42,500	924,375
Pebblebrook Hotel Trust	22,300	544,566
Plum Creek Timber Co., Inc.	54,798	2,219,867
Post Properties, Inc.	17,000	973,930
Prologis, Inc.	162,080	6,397,298
Security	Number of Shares	Value ($)
Public Storage	45,509	11,539,262
Rayonier, Inc.	41,734	880,170
Realogy Holdings Corp. *	43,650	1,431,720
Realty Income Corp.	70,800	3,949,932
Regency Centers Corp.	30,582	2,213,831
Retail Properties of America, Inc., Class A	70,000	1,085,700
RLJ Lodging Trust	44,500	813,905
Senior Housing Properties Trust	69,500	1,006,360
Simon Property Group, Inc.	97,350	18,134,358
SL Green Realty Corp.	31,851	3,077,125
Sovran Self Storage, Inc.	10,100	1,138,068
Spirit Realty Capital, Inc.	146,700	1,537,416
Starwood Property Trust, Inc.	77,200	1,469,888
Sun Communities, Inc.	15,500	1,032,145
Sunstone Hotel Investors, Inc.	66,091	785,161
Tanger Factory Outlet Centers, Inc.	30,900	988,491
Taubman Centers, Inc.	19,800	1,406,592
The Howard Hughes Corp. *	11,500	1,092,845
The Macerich Co.	40,745	3,176,888
Two Harbors Investment Corp.	117,200	890,720
UDR, Inc.	85,262	3,034,475
Ventas, Inc.	102,229	5,655,308
VEREIT, Inc.	288,200	2,222,022
Vornado Realty Trust	54,334	4,806,386
Weingarten Realty Investors	32,102	1,120,039
Welltower, Inc.	111,421	6,932,615
Weyerhaeuser Co.	166,850	4,273,028
WP Carey, Inc.	29,500	1,718,375
WP Glimcher, Inc.	59,200	537,536
		232,357,854
Retailing 5.2%
Advance Auto Parts, Inc.	22,622	3,439,675
Amazon.com, Inc. *	120,241	70,581,467
AutoNation, Inc. *	26,166	1,131,680
AutoZone, Inc. *	9,533	7,315,529
Bed Bath & Beyond, Inc. *	51,220	2,211,167
Best Buy Co., Inc.	95,526	2,668,041
Burlington Stores, Inc. *	26,100	1,402,353
Cabela's, Inc. *	15,100	635,257
CarMax, Inc. *	61,400	2,712,652
CST Brands, Inc.	25,900	1,003,366
Dick's Sporting Goods, Inc.	26,700	1,043,436
Dillard's, Inc., Class A	9,100	640,731
Dollar General Corp.	88,900	6,672,834
Dollar Tree, Inc. *	75,018	6,100,464
Expedia, Inc.	32,204	3,253,892
Foot Locker, Inc.	45,109	3,047,564
GameStop Corp., Class A (b)	31,900	836,099
Genuine Parts Co.	49,630	4,276,617
GNC Holdings, Inc., Class A	26,800	750,668
Groupon, Inc. *	120,700	328,304
HSN, Inc.	9,400	442,364
Kohl's Corp.	62,565	3,112,609
L Brands, Inc.	78,823	7,578,831
Liberty Interactive Corp., QVC Group, Class A *	136,208	3,549,581
Liberty Ventures, Series A *	44,681	1,757,304
LKQ Corp. *	99,600	2,729,040
Lowe's Cos., Inc.	284,436	20,382,684

    7

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Macy's, Inc.	93,676	3,785,447
Murphy USA, Inc. *	14,300	827,255
Netflix, Inc. *	134,800	12,380,032
Nordstrom, Inc. (b)	41,600	2,042,560
O'Reilly Automotive, Inc. *	31,566	8,235,569
Office Depot, Inc. *	154,900	797,735
Penske Automotive Group, Inc.	15,300	479,961
Restoration Hardware Holdings, Inc. *	11,800	727,116
Ross Stores, Inc.	127,624	7,180,126
Sally Beauty Holdings, Inc. *	50,000	1,378,000
Sears Holdings Corp. *(b)	13,094	221,943
Signet Jewelers Ltd.	24,300	2,818,800
Staples, Inc.	197,970	1,765,892
Target Corp.	190,562	13,800,500
The Gap, Inc.	72,255	1,786,144
The Home Depot, Inc.	395,135	49,692,178
The Michaels Cos., Inc. *	24,100	525,380
The Priceline Group, Inc. *	15,646	16,662,521
The TJX Cos., Inc.	207,290	14,767,340
Tiffany & Co.	33,573	2,143,300
Tractor Supply Co.	41,400	3,656,034
TripAdvisor, Inc. *	33,200	2,216,432
Ulta Salon, Cosmetics & Fragrance, Inc. *	19,900	3,605,283
Urban Outfitters, Inc. *	27,996	640,548
Williams-Sonoma, Inc.	25,300	1,306,998
		313,047,303
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	101,274	5,454,618
Applied Materials, Inc.	354,889	6,263,791
Atmel Corp.	138,500	1,116,310
Avago Technologies Ltd.	117,400	15,697,554
Broadcom Corp., Class A	176,225	9,634,221
Cavium, Inc. *	17,300	999,421
Cree, Inc. *	27,100	759,613
First Solar, Inc. *	21,400	1,469,324
Intel Corp.	1,471,180	45,636,003
KLA-Tencor Corp.	47,638	3,191,269
Lam Research Corp.	48,319	3,468,821
Linear Technology Corp.	77,466	3,310,122
Marvell Technology Group Ltd.	135,162	1,196,184
Maxim Integrated Products, Inc.	93,400	3,119,560
Microchip Technology, Inc.	65,366	2,929,050
Micron Technology, Inc. *	333,400	3,677,402
NVIDIA Corp.	156,999	4,598,501
ON Semiconductor Corp. *	126,800	1,085,408
Qorvo, Inc. *	46,400	1,837,440
Skyworks Solutions, Inc.	59,900	4,128,308
SunEdison, Inc. *(b)	90,500	283,265
Teradyne, Inc.	62,600	1,216,318
Texas Instruments, Inc.	320,375	16,957,449
Xilinx, Inc.	78,605	3,951,473
		141,981,425
Software & Services 12.4%
Accenture plc, Class A	195,100	20,590,854
Activision Blizzard, Inc.	157,838	5,495,919
Adobe Systems, Inc. *	155,313	13,843,048
Security	Number of Shares	Value ($)
Akamai Technologies, Inc. *	55,509	2,532,321
Alliance Data Systems Corp. *	19,371	3,870,132
Alphabet, Inc., Class A *	91,088	69,349,849
Alphabet, Inc., Class C *	93,032	69,118,124
Amdocs Ltd.	51,600	2,824,584
ANSYS, Inc. *	27,400	2,416,406
Autodesk, Inc. *	69,872	3,271,407
Automatic Data Processing, Inc.	143,151	11,894,417
Booz Allen Hamilton Holding Corp.	27,900	789,291
Broadridge Financial Solutions, Inc.	36,400	1,949,584
CA, Inc.	98,881	2,840,851
Cadence Design Systems, Inc. *	92,587	1,811,002
CDK Global, Inc.	51,400	2,264,170
Citrix Systems, Inc. *	48,200	3,396,172
Cognizant Technology Solutions Corp., Class A *	191,332	12,113,229
Computer Sciences Corp.	42,331	1,357,555
CoStar Group, Inc. *	10,600	1,858,922
CSRA, Inc.	42,331	1,133,624
DST Systems, Inc.	10,980	1,157,402
eBay, Inc. *	348,470	8,175,106
Electronic Arts, Inc. *	98,381	6,350,002
Facebook, Inc., Class A *	708,500	79,500,785
Fidelity National Information Services, Inc.	89,008	5,316,448
FireEye, Inc. *	44,400	625,596
Fiserv, Inc. *	70,978	6,711,680
FleetCor Technologies, Inc. *	24,100	2,960,444
Fortinet, Inc. *	44,600	1,255,044
Gartner, Inc. *	26,400	2,320,296
Genpact Ltd. *	44,550	1,065,636
Global Payments, Inc.	39,476	2,327,110
Guidewire Software, Inc. *	21,100	1,161,344
IAC/InterActiveCorp	25,730	1,336,416
International Business Machines Corp.	278,240	34,721,570
Intuit, Inc.	82,344	7,864,675
Jack Henry & Associates, Inc.	24,200	1,964,556
LinkedIn Corp., Class A *	35,900	7,104,969
Manhattan Associates, Inc. *	24,200	1,395,130
MasterCard, Inc., Class A	308,810	27,493,354
MAXIMUS, Inc.	21,300	1,136,781
Microsoft Corp.	2,495,238	137,462,661
NetSuite, Inc. *	9,800	679,826
Nuance Communications, Inc. *	79,800	1,406,874
Oracle Corp.	999,510	36,292,208
Pandora Media, Inc. *	69,100	671,652
Paychex, Inc.	102,528	4,906,990
PayPal Holdings, Inc. *	348,470	12,593,706
PTC, Inc. *	39,700	1,175,517
Rackspace Hosting, Inc. *	35,200	711,392
Red Hat, Inc. *	57,283	4,012,674
Sabre Corp.	40,700	1,042,327
salesforce.com, Inc. *	194,940	13,267,616
ServiceNow, Inc. *	45,800	2,849,218
SolarWinds, Inc. *	20,600	1,234,970
Solera Holdings, Inc.	18,400	998,384
Splunk, Inc. *	37,800	1,749,762
SS&C Technologies Holdings, Inc.	24,500	1,575,105
Symantec Corp.	213,489	4,235,622
Synopsys, Inc. *	48,700	2,089,230
Syntel, Inc. *	11,300	534,942

8

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tableau Software, Inc., Class A *	17,200	1,380,128
Teradata Corp. *	48,044	1,169,391
The Ultimate Software Group, Inc. *	8,900	1,563,107
The Western Union Co.	163,440	2,915,770
Total System Services, Inc.	55,100	2,212,816
Twitter, Inc. *	181,600	3,050,880
Tyler Technologies, Inc. *	11,200	1,759,072
Vantiv, Inc., Class A *	45,300	2,131,365
Verint Systems, Inc. *	21,200	776,132
VeriSign, Inc. *	29,605	2,238,138
Visa, Inc., Class A	607,200	45,230,328
VMware, Inc., Class A *(b)	24,100	1,102,575
WEX, Inc. *	13,100	951,191
Workday, Inc., Class A *	34,300	2,161,243
Xerox Corp.	293,045	2,857,189
Yahoo! Inc. *	274,979	8,114,630
Yelp, Inc. *	18,400	385,480
Zillow Group, Inc., Class A *(b)	13,200	286,044
Zillow Group, Inc., Class C *(b)	38,200	783,100
		747,225,060
Technology Hardware & Equipment 5.4%
3D Systems Corp. *(b)	30,149	241,494
Amphenol Corp., Class A	98,240	4,869,757
Apple, Inc.	1,741,074	169,476,143
Arista Networks, Inc. *	10,800	648,324
ARRIS International plc *	36,900	939,843
Arrow Electronics, Inc. *	28,800	1,486,080
Avnet, Inc.	42,546	1,698,436
Belden, Inc.	13,900	593,808
Brocade Communications Systems, Inc.	127,300	1,015,854
CDW Corp.	42,900	1,649,505
Cisco Systems, Inc.	1,584,015	37,683,717
Cognex Corp.	26,700	861,075
CommScope Holding Co., Inc. *	37,600	842,992
Corning, Inc.	377,663	7,028,308
Dolby Laboratories, Inc., Class A	17,400	626,574
EchoStar Corp., Class A *	13,254	465,613
EMC Corp.	610,424	15,120,202
F5 Networks, Inc. *	23,200	2,175,696
FEI Co.	12,500	905,625
FLIR Systems, Inc.	38,200	1,116,968
Harris Corp.	38,807	3,375,045
Hewlett Packard Enterprise Co.	568,768	7,826,248
HP, Inc.	568,768	5,522,737
Ingram Micro, Inc., Class A	53,851	1,518,598
IPG Photonics Corp. *	9,400	759,802
Jabil Circuit, Inc.	62,300	1,240,393
Juniper Networks, Inc.	110,994	2,619,458
Keysight Technologies, Inc. *	54,100	1,265,940
Motorola Solutions, Inc.	49,912	3,332,624
National Instruments Corp.	31,200	889,200
NCR Corp. *	53,544	1,142,629
NetApp, Inc.	88,200	1,934,226
Palo Alto Networks, Inc. *	22,300	3,333,627
QUALCOMM, Inc.	468,978	21,263,463
SanDisk Corp.	64,958	4,592,531
Seagate Technology plc	92,137	2,676,580
TE Connectivity Ltd.	119,000	6,802,040
Trimble Navigation Ltd. *	84,000	1,620,360
Security	Number of Shares	Value ($)
VeriFone Systems, Inc. *	35,800	837,362
Western Digital Corp.	71,412	3,426,348
Zebra Technologies Corp., Class A *	16,700	1,008,680
		326,433,905
Telecommunication Services 2.5%
AT&T, Inc.	1,926,241	69,460,251
CenturyLink, Inc.	168,111	4,273,382
Frontier Communications Corp.	338,406	1,539,747
Level 3 Communications, Inc. *	91,920	4,486,615
SBA Communications Corp., Class A *	41,300	4,100,264
Sprint Corp. *(b)	278,164	840,055
T-Mobile US, Inc. *	82,500	3,312,375
Verizon Communications, Inc.	1,272,057	63,564,688
Windstream Holdings, Inc. (b)	33,024	190,549
		151,767,926
Transportation 2.0%
Alaska Air Group, Inc.	38,800	2,731,520
AMERCO	2,000	733,300
American Airlines Group, Inc.	199,500	7,778,505
Avis Budget Group, Inc. *	34,800	914,196
C.H. Robinson Worldwide, Inc.	43,348	2,807,650
CSX Corp.	307,626	7,081,550
Delta Air Lines, Inc.	244,400	10,824,476
Expeditors International of Washington, Inc.	59,698	2,693,574
FedEx Corp.	81,728	10,860,017
Genesee & Wyoming, Inc., Class A *	14,700	728,826
Hertz Global Holdings, Inc. *	125,000	1,135,000
JB Hunt Transport Services, Inc.	30,591	2,223,966
JetBlue Airways Corp. *	99,400	2,118,214
Kansas City Southern	33,100	2,346,128
Kirby Corp. *	18,900	957,285
Norfolk Southern Corp.	93,086	6,562,563
Old Dominion Freight Line, Inc. *	19,400	1,063,702
Ryder System, Inc.	16,964	901,976
Southwest Airlines Co.	201,388	7,576,216
Spirit Airlines, Inc. *	23,400	978,120
Swift Transportation Co. *	23,800	388,178
Union Pacific Corp.	267,124	19,232,928
United Continental Holdings, Inc. *	114,782	5,541,675
United Parcel Service, Inc., Class B	216,935	20,218,342
		118,397,907
Utilities 3.4%
AES Corp.	224,702	2,134,669
AGL Resources, Inc.	38,087	2,420,810
Alliant Energy Corp.	37,400	2,443,716
Ameren Corp.	78,585	3,530,038
American Electric Power Co., Inc.	153,071	9,332,739
American Water Works Co., Inc.	59,700	3,875,127
Aqua America, Inc.	58,917	1,857,653
Atmos Energy Corp.	30,718	2,126,300
Calpine Corp. *	112,000	1,714,720
CenterPoint Energy, Inc.	133,911	2,392,990
Cleco Corp.	18,800	999,032
CMS Energy Corp.	85,733	3,333,299
Consolidated Edison, Inc.	89,906	6,238,577

    9

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dominion Resources, Inc.	186,908	13,489,150
DTE Energy Co.	55,897	4,751,804
Duke Energy Corp.	220,995	16,640,923
Dynegy, Inc. *	33,000	390,720
Edison International	99,454	6,146,257
Entergy Corp.	57,362	4,048,610
Eversource Energy	101,312	5,450,586
Exelon Corp.	264,319	7,815,913
FirstEnergy Corp.	136,391	4,509,086
Great Plains Energy, Inc.	52,000	1,449,760
Hawaiian Electric Industries, Inc.	32,000	957,440
IDACORP, Inc.	12,700	883,793
ITC Holdings Corp.	52,200	2,082,780
MDU Resources Group, Inc.	64,217	1,083,983
National Fuel Gas Co.	28,047	1,271,370
NextEra Energy, Inc.	142,308	15,897,227
NiSource, Inc.	95,880	2,014,439
NRG Energy, Inc.	108,030	1,149,439
NRG Yield, Inc., Class A	10,200	126,480
NRG Yield, Inc., Class C	10,200	135,048
OGE Energy Corp.	66,760	1,751,115
Pepco Holdings, Inc.	76,274	2,034,990
PG&E Corp.	149,337	8,200,095
Piedmont Natural Gas Co., Inc.	25,300	1,498,772
Pinnacle West Capital Corp.	37,087	2,459,239
PPL Corp.	211,761	7,424,341
Public Service Enterprise Group, Inc.	156,372	6,458,164
Questar Corp.	60,420	1,231,964
SCANA Corp.	44,531	2,803,226
Sempra Energy	73,678	6,980,990
TECO Energy, Inc.	73,617	1,996,493
The Southern Co.	278,918	13,644,669
UGI Corp.	58,872	2,001,648
Vectren Corp.	22,800	953,952
WEC Energy Group, Inc.	101,777	5,621,144
Westar Energy, Inc.	39,800	1,733,688
Xcel Energy, Inc.	160,409	6,130,832
		205,619,800
Total Common Stock
(Cost $2,045,197,379)		5,967,192,428
Security	Number of Shares	Value ($)
Other Investment Companies 1.3% of net assets
Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (c)	35,409,960	35,409,960
Securities Lending Collateral 0.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	43,664,325	43,664,325
Total Other Investment Companies
(Cost $79,074,285)		79,074,285

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,129,211,689 and the unrealized appreciation and depreciation were $4,041,071,875 and ($124,016,851), respectively, with a net unrealized appreciation of $3,917,055,024.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $43,338,379.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	570	55,007,850	(1,954,378)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$5,967,192,428	$—	$—	$5,967,192,428
Other Investment Companies[1]	79,074,285	—	—	79,074,285
Total	$6,046,266,713	$—	$—	$6,046,266,713
10

Schwab 1000 Index Fund
Portfolio Holdings (Unaudited) continued
Liabilities Valuation Input Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts[2]	($1,954,378)	$—	$—	($1,954,378)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    11

Schwab Capital Trust
Schwab Small-Cap Index Fund®
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.2%	Common Stock	2,094,768,491	2,383,930,317
0.0%	Rights	462,876	430,859
0.0%	Warrants	—	—
4.7%	Other Investment Company	111,782,790	111,782,790
2.3%	Short-Term Investments	56,287,637	56,287,637
106.2%	Total Investments	2,263,301,794	2,552,431,603
(6.2%)	Other Assets and Liabilities, Net		(149,598,637)
100.0%	Net Assets		2,402,832,966

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	122,100	1,565,322
Cooper Tire & Rubber Co.	91,299	3,328,761
Cooper-Standard Holding, Inc. *	21,800	1,509,868
Dana Holding Corp.	235,129	2,795,684
Dorman Products, Inc. *	42,800	1,853,240
Drew Industries, Inc.	37,000	2,123,800
Federal-Mogul Holdings Corp. *	44,553	212,518
Fox Factory Holding Corp. *	22,700	335,733
Gentherm, Inc. *	55,300	2,212,553
Horizon Global Corp. *	26,800	255,940
Metaldyne Performance Group, Inc.	19,300	228,705
Modine Manufacturing Co. *	73,100	469,302
Motorcar Parts of America, Inc. *	29,700	1,020,789
Standard Motor Products, Inc.	32,000	1,193,920
Stoneridge, Inc. *	42,600	481,806
Strattec Security Corp.	5,100	244,647
Superior Industries International, Inc.	37,500	690,375
Tenneco, Inc. *	90,828	3,470,538
Tower International, Inc.	30,200	695,204
Winnebago Industries, Inc.	43,600	767,796
		25,456,501
Banks 11.4%
1st Source Corp.	26,203	791,855
Access National Corp.	8,038	151,195
Allegiance Bancshares, Inc. *	6,000	111,300
American National Bankshares, Inc.	10,700	267,500
Ameris Bancorp	51,900	1,501,467
Security	Number of Shares	Value ($)
Ames National Corp.	15,500	387,190
Anchor BanCorp Wisconsin, Inc. *	12,400	529,232
Arrow Financial Corp.	19,218	528,879
Astoria Financial Corp.	138,600	2,097,018
Banc of California, Inc.	53,700	810,870
BancFirst Corp.	12,316	688,957
Banco Latinoamericano de Exportaciones, S.A., Class E	49,357	1,151,005
BancorpSouth, Inc.	149,700	3,125,736
Bank Mutual Corp.	71,800	565,784
Bank of Marin Bancorp	9,100	491,218
Bank of the Ozarks, Inc.	121,359	5,381,058
BankFinancial Corp.	28,200	346,014
Banner Corp.	31,757	1,317,915
Bar Harbor Bankshares	8,070	280,029
BBCN Bancorp, Inc.	122,500	1,862,000
BBX Capital Corp., Class A *	2,100	28,161
Bear State Financial, Inc. *(b)	18,000	159,300
Beneficial Bancorp, Inc. *	133,711	1,731,557
Berkshire Hills Bancorp, Inc.	48,100	1,336,218
Blue Hills Bancorp, Inc.	43,900	645,330
BNC Bancorp	46,587	1,081,750
BofI Holding, Inc. *(b)	95,880	1,645,301
Boston Private Financial Holdings, Inc.	127,100	1,315,485
Bridge Bancorp, Inc.	25,400	739,394
Brookline Bancorp, Inc.	105,522	1,177,626
Bryn Mawr Bank Corp.	27,200	713,456
BSB Bancorp, Inc. *	8,867	195,961
C1 Financial, Inc. *	6,700	160,130
Camden National Corp.	10,300	432,291
Capital Bank Financial Corp., Class A	35,300	1,074,885
Capital City Bank Group, Inc.	15,300	216,495
Capitol Federal Financial, Inc.	223,757	2,745,498
Cardinal Financial Corp.	48,200	919,174
Cascade Bancorp *	55,003	297,016
Cathay General Bancorp	125,626	3,517,528
CenterState Banks, Inc.	70,500	1,000,395
Central Pacific Financial Corp.	37,400	783,530
Century Bancorp, Inc., Class A	4,700	190,350
Charter Financial Corp.	24,859	334,105
Chemical Financial Corp.	50,631	1,613,104
Citizens & Northern Corp.	20,300	409,045
City Holding Co.	24,800	1,102,608
Clifton Bancorp, Inc.	38,861	560,764
CNB Financial Corp.	20,700	376,533
CoBiz Financial, Inc.	60,600	665,994
Columbia Banking System, Inc.	91,500	2,711,145
Community Bank System, Inc.	71,822	2,703,380
Community Trust Bancorp, Inc.	25,180	877,271
CommunityOne Bancorp *	23,300	306,628
ConnectOne Bancorp, Inc.	46,340	770,634
CU Bancorp *	25,400	580,390
Customers Bancorp, Inc. *	41,850	1,050,435
CVB Financial Corp.	162,619	2,489,697

    1

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Dime Community Bancshares, Inc.	50,600	869,814
Eagle Bancorp, Inc. *	45,780	2,162,647
Enterprise Bancorp, Inc.	13,914	329,623
Enterprise Financial Services Corp.	32,400	919,836
Equity Bancshares, Inc., Class A *	5,500	121,000
Essent Group Ltd. *	84,600	1,520,262
EverBank Financial Corp.	154,900	2,179,443
F.N.B. Corp.	275,337	3,317,811
Farmers Capital Bank Corp. *	13,815	372,867
FCB Financial Holdings, Inc., Class A *	43,569	1,464,790
Federal Agricultural Mortgage Corp., Class C	15,800	515,238
Fidelity Southern Corp.	28,448	449,478
Financial Institutions, Inc.	22,900	628,605
First Bancorp (North Carolina)	31,600	592,500
First BanCorp (Puerto Rico) *	187,700	488,020
First Bancorp, Inc.	18,296	349,637
First Busey Corp.	40,900	753,787
First Business Financial Services, Inc.	11,600	266,336
First Citizens BancShares, Inc., Class A	12,041	2,962,808
First Commonwealth Financial Corp.	144,929	1,265,230
First Community Bancshares, Inc.	24,600	456,330
First Connecticut Bancorp, Inc.	23,900	388,853
First Defiance Financial Corp.	16,200	630,666
First Financial Bancorp	98,289	1,572,624
First Financial Bankshares, Inc. (b)	103,062	2,691,979
First Financial Corp.	17,700	584,985
First Interstate BancSystem, Inc., Class A	28,833	777,049
First Merchants Corp.	60,900	1,392,174
First Midwest Bancorp, Inc.	121,763	2,122,329
First NBC Bank Holding Co. *	21,900	687,441
FirstMerit Corp.	258,432	5,008,412
Flagstar Bancorp, Inc. *	33,700	628,505
Flushing Financial Corp.	47,500	1,045,000
Fox Chase Bancorp, Inc.	19,500	381,615
Franklin Financial Network, Inc. *	8,564	238,250
Fulton Financial Corp.	280,549	3,605,055
German American Bancorp, Inc.	20,700	658,674
Glacier Bancorp, Inc.	119,511	2,819,264
Great Southern Bancorp, Inc.	16,300	646,621
Great Western Bancorp, Inc.	64,217	1,677,348
Green Bancorp, Inc. *	29,200	214,912
Guaranty Bancorp	20,920	329,699
Hampton Roads Bankshares, Inc. *	74,100	134,121
Hancock Holding Co.	123,726	2,964,475
Hanmi Financial Corp.	51,600	1,119,720
Heartland Financial USA, Inc.	28,000	838,600
Heritage Commerce Corp.	39,500	387,495
Heritage Financial Corp.	45,545	824,820
Heritage Oaks Bancorp	27,600	212,520
Hilltop Holdings, Inc. *	122,313	1,953,339
Hingham Institution for Savings	2,496	307,033
Home BancShares, Inc.	88,880	3,440,545
HomeStreet, Inc. *	34,122	698,819
HomeTrust Bancshares, Inc. *	29,400	543,900
Horizon Bancorp	19,900	510,833
IBERIABANK Corp.	58,675	2,807,599
Security	Number of Shares	Value ($)
Impac Mortgage Holdings, Inc. *(b)	12,642	166,874
Independent Bank Corp., Massachusetts	39,800	1,819,258
Independent Bank Corp., Michigan	33,600	508,704
Independent Bank Group, Inc.	13,400	400,794
International Bancshares Corp.	87,460	2,028,197
Investors Bancorp, Inc.	548,652	6,413,742
Kearny Financial Corp.	144,832	1,751,019
Lakeland Bancorp, Inc.	53,497	599,701
Lakeland Financial Corp.	26,000	1,138,540
LegacyTexas Financial Group, Inc.	71,900	1,404,207
LendingTree, Inc. *	10,000	736,900
Live Oak Bancshares, Inc. (b)	9,100	129,584
MainSource Financial Group, Inc.	33,544	744,006
MB Financial, Inc.	117,087	3,643,747
Mercantile Bank Corp.	25,300	565,455
Merchants Bancshares, Inc.	9,946	289,528
Meridian Bancorp, Inc.	83,844	1,178,008
Meta Financial Group, Inc.	11,200	485,632
Metro Bancorp, Inc.	18,369	523,884
MGIC Investment Corp. *	537,745	3,559,872
MidWestOne Financial Group, Inc.	11,300	318,095
National Bank Holdings Corp., Class A	47,100	927,399
National Bankshares, Inc. (b)	9,300	321,687
National Commerce Corp. *(b)	10,932	251,436
National Penn Bancshares, Inc.	219,678	2,504,329
Nationstar Mortgage Holdings, Inc. *(b)	67,397	680,710
NBT Bancorp, Inc.	66,723	1,728,126
NewBridge Bancorp	60,300	682,596
NMI Holdings, Inc., Class A *	74,100	389,025
Northfield Bancorp, Inc.	78,586	1,216,511
Northwest Bancshares, Inc.	160,109	2,012,570
OceanFirst Financial Corp.	19,600	347,312
Ocwen Financial Corp. *	179,509	971,144
OFG Bancorp	64,500	362,490
Old National Bancorp	182,683	2,250,655
Old Second Bancorp, Inc. *	41,624	295,947
Opus Bank	15,142	499,535
Oritani Financial Corp.	67,950	1,136,124
Pacific Continental Corp.	32,400	522,936
Pacific Premier Bancorp, Inc. *	32,300	663,119
Park National Corp.	20,653	1,819,736
Park Sterling Corp.	71,600	524,112
Peapack-Gladstone Financial Corp.	22,400	482,944
Penns Woods Bancorp, Inc.	7,100	279,314
PennyMac Financial Services, Inc., Class A *	18,200	216,762
People's Utah Bancorp	6,800	105,128
Peoples Bancorp, Inc.	28,000	480,480
Peoples Financial Services Corp. (b)	11,100	410,700
PHH Corp. *	74,363	913,178
Pinnacle Financial Partners, Inc.	56,832	2,833,075
Preferred Bank	19,800	643,500
PrivateBancorp, Inc.	122,676	4,616,298
Prosperity Bancshares, Inc.	108,695	4,608,668
Provident Financial Services, Inc.	102,451	2,012,138
QCR Holdings, Inc.	17,862	410,112
Radian Group, Inc.	298,640	3,004,318
Renasant Corp.	64,366	2,043,620

2

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Republic Bancorp, Inc., Class A	16,100	430,031
S&T Bancorp, Inc.	52,581	1,420,213
Sandy Spring Bancorp, Inc.	37,500	997,500
Seacoast Banking Corp of Florida *	35,220	521,960
ServisFirst Bancshares, Inc.	33,640	1,347,955
Sierra Bancorp	15,900	289,380
Simmons First National Corp., Class A	46,784	2,072,999
South State Corp.	37,563	2,511,087
Southside Bancshares, Inc.	42,432	955,993
Southwest Bancorp, Inc.	32,600	545,724
State Bank Financial Corp.	56,700	1,092,042
Sterling Bancorp	188,405	2,959,843
Stock Yards Bancorp, Inc.	23,620	923,070
Stonegate Bank	18,600	589,062
Stonegate Mortgage Corp. *(b)	21,000	86,940
Suffolk Bancorp	19,300	540,207
Sun Bancorp, Inc. *	17,780	373,024
Talmer Bancorp, Inc., Class A	75,499	1,212,514
Territorial Bancorp, Inc.	12,200	325,130
Texas Capital Bancshares, Inc. *	72,400	2,584,680
The Bancorp, Inc. *	52,100	234,450
The First of Long Island Corp.	19,500	566,085
Tompkins Financial Corp.	23,042	1,290,813
Towne Bank	70,799	1,350,137
TriCo Bancshares	34,700	885,197
TriState Capital Holdings, Inc. *	32,400	385,560
Triumph Bancorp, Inc. *	22,100	312,273
TrustCo Bank Corp.	147,155	809,353
Trustmark Corp.	105,477	2,282,522
UMB Financial Corp.	62,000	2,907,800
Umpqua Holdings Corp.	347,488	5,031,626
Union Bankshares Corp.	69,268	1,591,086
United Bankshares, Inc.	111,248	3,735,708
United Community Banks, Inc.	86,200	1,556,772
United Community Financial Corp.	71,100	435,843
United Financial Bancorp, Inc.	79,107	893,909
Univest Corp. of Pennsylvania	31,400	617,952
Valley National Bancorp	367,270	3,231,976
Walker & Dunlop, Inc. *	42,145	1,009,794
Walter Investment Management Corp. *(b)	57,403	567,716
Washington Federal, Inc.	147,601	3,151,281
Washington Trust Bancorp, Inc.	24,100	950,986
Waterstone Financial, Inc.	45,557	630,964
Webster Financial Corp.	142,827	4,737,572
WesBanco, Inc.	61,458	1,783,511
West Bancorp, Inc.	20,800	374,400
Westamerica Bancorp (b)	38,600	1,685,662
Western Alliance Bancorp *	134,524	4,382,792
Wilshire Bancorp, Inc.	107,000	1,133,130
Wintrust Financial Corp.	73,666	3,100,602
WSFS Financial Corp.	46,100	1,339,666
Yadkin Financial Corp.	38,062	884,561
		275,080,656
Capital Goods 7.2%
AAON, Inc.	66,687	1,435,771
AAR Corp.	56,620	1,189,586
Accuride Corp. *	65,000	54,665
Actuant Corp., Class A	91,423	2,128,327
Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	53,315	1,203,853
Aegion Corp. *	54,400	980,832
Aerojet Rocketdyne Holdings, Inc. *	99,400	1,635,130
Aerovironment, Inc. *	30,400	775,504
Aircastle Ltd.	94,800	1,627,716
Alamo Group, Inc.	15,800	837,874
Albany International Corp., Class A	46,100	1,563,712
Allied Motion Technologies, Inc.	7,974	155,812
Altra Industrial Motion Corp.	38,400	862,464
Ameresco, Inc., Class A *	27,700	150,965
American Railcar Industries, Inc. (b)	14,631	664,247
American Science & Engineering, Inc.	12,200	437,858
American Woodmark Corp. *	20,600	1,421,400
Apogee Enterprises, Inc.	46,500	1,849,770
Applied Industrial Technologies, Inc.	62,010	2,383,664
Argan, Inc.	19,900	599,388
Astec Industries, Inc.	30,895	1,152,384
Astronics Corp. *	34,992	1,128,142
AZZ, Inc.	41,200	2,120,976
Barnes Group, Inc.	86,940	2,826,419
Beacon Roofing Supply, Inc. *	76,282	3,089,421
Blount International, Inc. *	76,862	714,817
Blue Bird Corp. *(b)	7,000	68,600
BMC Stock Holdings, Inc. *	58,600	842,082
Briggs & Stratton Corp.	69,593	1,368,198
Builders FirstSource, Inc. *	81,700	656,051
CAI International, Inc. *	24,500	153,125
Chart Industries, Inc. *	45,102	731,103
CIRCOR International, Inc.	26,300	933,387
CLARCOR, Inc.	79,465	3,723,730
Columbus McKinnon Corp.	30,600	437,580
Comfort Systems USA, Inc.	57,000	1,615,380
Commercial Vehicle Group, Inc. *	44,170	136,927
Continental Building Products, Inc. *	48,944	731,223
Cubic Corp.	33,215	1,327,271
Curtiss-Wright Corp.	74,540	5,143,260
DigitalGlobe, Inc. *	109,427	1,433,494
Douglas Dynamics, Inc.	37,300	740,778
Ducommun, Inc. *	15,100	223,480
DXP Enterprises, Inc. *	18,300	286,944
Dycom Industries, Inc. *	53,557	3,548,687
EMCOR Group, Inc.	97,697	4,464,753
Encore Wire Corp.	32,995	1,227,744
EnerSys	69,874	3,383,998
Engility Holdings, Inc.	28,234	381,441
Enphase Energy, Inc. *(b)	52,097	126,596
EnPro Industries, Inc.	34,800	1,547,556
ESCO Technologies, Inc.	41,169	1,417,449
Esterline Technologies Corp. *	46,942	3,694,805
Federal Signal Corp.	94,400	1,396,176
Franklin Electric Co., Inc.	75,936	2,071,534
FreightCar America, Inc.	17,700	337,185
FuelCell Energy, Inc. *(b)	29,083	155,012
Furmanite Corp. *	59,700	312,828
Generac Holdings, Inc. *	109,125	3,101,332
General Cable Corp.	81,576	956,071
Gibraltar Industries, Inc. *	46,000	977,040
Global Brass & Copper Holdings, Inc.	31,300	648,223
Graham Corp.	15,200	262,960

    3

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Granite Construction, Inc.	62,200	2,402,786
Great Lakes Dredge & Dock Corp. *	85,200	293,088
Griffon Corp.	48,800	740,784
H&E Equipment Services, Inc.	46,100	537,065
Harsco Corp.	118,500	763,140
HC2 Holdings, Inc. *	56,421	214,400
HEICO Corp.	30,405	1,693,559
HEICO Corp., Class A	62,197	2,885,941
Hillenbrand, Inc.	97,400	2,637,592
Hurco Cos., Inc.	8,600	232,200
Hyster-Yale Materials Handling, Inc.	15,554	807,875
Insteel Industries, Inc.	28,500	698,535
John Bean Technologies Corp.	45,033	2,062,962
Kadant, Inc.	16,500	640,365
Kaman Corp.	43,355	1,727,263
KLX, Inc. *	83,894	2,452,222
Kratos Defense & Security Solutions, Inc. *	62,600	199,694
L.B. Foster Co., Class A	14,500	167,185
Lawson Products, Inc. *	8,000	155,040
Lindsay Corp. (b)	18,166	1,277,796
LSI Industries, Inc.	34,500	398,130
Lydall, Inc. *	26,600	751,450
Masonite International Corp. *	47,300	2,625,623
MasTec, Inc. *	108,173	1,670,191
Meritor, Inc. *	141,038	963,290
Milacron Holdings Corp. *	24,000	306,000
Miller Industries, Inc.	15,800	339,542
Moog, Inc., Class A *	57,757	2,675,882
MRC Global, Inc. *	158,578	1,593,709
Mueller Industries, Inc.	91,069	2,317,706
Mueller Water Products, Inc., Class A	259,400	2,129,674
MYR Group, Inc. *	33,000	660,330
National Presto Industries, Inc.	7,100	561,539
Navistar International Corp. *	81,807	594,737
NCI Building Systems, Inc. *	41,200	427,656
Neff Corp., Class A *	22,700	116,451
NN, Inc.	39,117	474,098
Nortek, Inc. *	14,128	550,851
Northwest Pipe Co. *	15,513	148,459
NV5 Global, Inc. *	8,500	161,330
Omega Flex, Inc.	5,672	167,891
Orion Marine Group, Inc. *	36,200	130,682
Patrick Industries, Inc. *	21,400	747,930
PGT, Inc. *	81,400	797,720
Plug Power, Inc. *(b)	307,500	575,025
Ply Gem Holdings, Inc. *	32,400	323,028
Powell Industries, Inc.	13,000	325,520
Power Solutions International, Inc. *(b)	6,600	78,870
PowerSecure International, Inc. *	31,100	341,478
Preformed Line Products Co.	3,300	124,806
Primoris Services Corp.	62,900	1,282,531
Proto Labs, Inc. *	35,300	1,941,147
Quanex Building Products Corp.	53,204	984,806
Raven Industries, Inc.	63,000	945,630
RBC Bearings, Inc. *	37,400	2,218,942
Rexnord Corp. *	162,850	2,665,855
Rush Enterprises, Inc., Class A *	58,887	1,124,742
Simpson Manufacturing Co., Inc.	64,094	2,091,387
Security	Number of Shares	Value ($)
Sparton Corp. *	14,600	250,244
Standex International Corp.	19,900	1,437,178
Sun Hydraulics Corp.	37,350	950,931
Sunrun, Inc. *(b)	30,400	289,408
TAL International Group, Inc. *	50,300	567,384
TASER International, Inc. *	82,500	1,269,675
Teledyne Technologies, Inc. *	55,426	4,503,362
Tennant Co.	28,576	1,546,247
Textainer Group Holdings Ltd. (b)	36,731	391,185
The ExOne Co. *	14,600	111,252
The Gorman-Rupp Co.	29,031	737,968
The Greenbrier Cos., Inc. (b)	40,601	1,049,942
The KEYW Holding Corp. *(b)	46,700	219,490
Thermon Group Holdings, Inc. *	46,800	787,176
Titan International, Inc.	64,600	193,800
Titan Machinery, Inc. *	23,200	196,968
Trex Co., Inc. *	50,578	1,899,710
TriMas Corp. *	73,700	1,274,273
Tutor Perini Corp. *	64,030	845,836
Twin Disc, Inc.	11,300	129,272
Univar, Inc. *	61,700	784,207
Universal Forest Products, Inc.	32,062	2,208,751
Vectrus, Inc. *	13,547	267,689
Veritiv Corp. *	13,476	415,735
Vicor Corp. *	26,200	220,080
Wabash National Corp. *	110,200	1,218,812
Watts Water Technologies, Inc., Class A	45,011	2,217,692
Woodward, Inc.	102,958	4,755,630
Xerium Technologies, Inc. *	15,600	140,088
		173,358,815
Commercial & Professional Supplies 3.6%
ABM Industries, Inc.	86,509	2,597,865
Acacia Research Corp.	72,500	271,150
ACCO Brands Corp. *	170,185	1,033,023
ARC Document Solutions, Inc. *	64,500	238,005
Barrett Business Services, Inc.	10,200	399,534
Brady Corp., Class A	73,029	1,638,771
Casella Waste Systems, Inc., Class A *	57,800	343,910
CBIZ, Inc. *	76,500	772,650
CDI Corp.	19,400	99,716
CEB, Inc.	52,253	3,081,882
CECO Environmental Corp.	50,352	392,746
Civeo Corp. *	137,900	148,932
CRA International, Inc. *	14,500	270,135
Deluxe Corp.	78,472	4,386,585
Ennis, Inc.	38,200	762,854
Essendant, Inc.	61,834	1,846,363
Exponent, Inc.	40,800	2,093,448
Franklin Covey Co. *	17,900	317,009
FTI Consulting, Inc. *	64,200	2,175,738
G&K Services, Inc., Class A	31,730	2,042,777
GP Strategies Corp. *	20,376	492,896
Healthcare Services Group, Inc.	112,452	3,977,427
Heidrick & Struggles International, Inc.	29,800	785,528
Heritage-Crystal Clean, Inc. *	16,900	161,226
Herman Miller, Inc.	93,600	2,398,032
Hill International, Inc. *	75,500	255,190

4

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
HNI Corp.	69,189	2,353,810
Huron Consulting Group, Inc. *	36,900	2,070,459
ICF International, Inc. *	31,800	1,087,878
InnerWorkings, Inc. *	66,500	469,490
Insperity, Inc.	30,726	1,380,519
Interface, Inc.	104,500	1,765,005
Kelly Services, Inc., Class A	47,323	784,615
Kforce, Inc.	39,800	887,540
Kimball International, Inc., Class B	58,299	562,002
Knoll, Inc.	73,803	1,354,285
Korn/Ferry International	78,161	2,408,141
Matthews International Corp., Class A	52,459	2,618,229
McGrath RentCorp	40,535	989,459
Mistras Group, Inc. *	26,414	596,692
Mobile Mini, Inc.	73,168	1,896,515
MSA Safety, Inc.	44,989	1,925,529
Multi-Color Corp.	20,400	1,285,812
Navigant Consulting, Inc. *	72,548	1,145,533
NL Industries, Inc. *	8,900	18,512
On Assignment, Inc. *	79,539	3,074,182
Pendrell Corp. *	230,900	124,663
Quad Graphics, Inc.	41,700	420,336
Resources Connection, Inc.	61,350	926,999
RPX Corp. *	88,100	1,020,198
SP Plus Corp. *	26,500	594,925
Steelcase, Inc., Class A	126,942	1,619,780
Team, Inc. *	33,778	810,672
Tetra Tech, Inc.	96,061	2,544,656
The Advisory Board Co. *	65,638	3,004,251
The Brink's Co.	76,400	2,246,160
TRC Cos., Inc. *	27,863	246,030
TriNet Group, Inc. *	66,046	977,481
TrueBlue, Inc. *	66,476	1,518,312
UniFirst Corp.	23,406	2,464,652
US Ecology, Inc.	34,000	1,154,980
Viad Corp.	30,396	895,770
Volt Information Sciences, Inc. *	9,482	72,727
VSE Corp.	7,400	444,000
WageWorks, Inc. *	57,100	2,554,654
West Corp.	80,258	1,453,472
		86,752,317
Consumer Durables & Apparel 2.5%
Arctic Cat, Inc.	18,800	231,428
Bassett Furniture Industries, Inc.	18,809	562,577
Beazer Homes USA, Inc. *	47,640	407,322
Black Diamond, Inc. *	36,700	166,618
CalAtlantic Group, Inc.	120,206	3,905,493
Callaway Golf Co.	122,269	1,064,963
Cavco Industries, Inc. *	14,500	1,215,970
Century Communities, Inc. *	28,152	416,368
Cherokee, Inc. *	10,804	176,969
Columbia Sportswear Co.	45,200	2,494,136
Crocs, Inc. *	124,800	1,149,408
CSS Industries, Inc.	13,400	375,334
Culp, Inc.	16,000	405,120
Deckers Outdoor Corp. *	52,071	2,575,432
Escalade, Inc.	14,500	175,450
Ethan Allen Interiors, Inc.	38,179	1,019,379
Flexsteel Industries, Inc.	10,100	440,562
Security	Number of Shares	Value ($)
G-III Apparel Group Ltd. *	62,710	3,095,366
Green Brick Partners, Inc. *	35,040	206,035
Helen of Troy Ltd. *	44,383	3,966,509
Hooker Furniture Corp.	18,434	529,240
Hovnanian Enterprises, Inc., Class A *(b)	161,300	248,402
Iconix Brand Group, Inc. *(b)	70,800	470,112
Installed Building Products, Inc. *	30,971	645,126
iRobot Corp. *	47,745	1,619,988
JAKKS Pacific, Inc. *(b)	36,400	271,180
Johnson Outdoors, Inc., Class A	8,500	182,750
KB Home (b)	125,700	1,365,102
La-Z-Boy, Inc.	78,200	1,676,608
LGI Homes, Inc. *(b)	21,000	461,160
Libbey, Inc.	34,479	551,664
Lifetime Brands, Inc.	12,400	148,552
M.D.C. Holdings, Inc.	63,593	1,383,784
M/I Homes, Inc. *	41,000	734,720
Malibu Boats, Inc., Class A *	25,461	332,775
Marine Products Corp.	13,700	106,860
MCBC Holdings, Inc. *	15,200	191,824
Meritage Homes Corp. *	64,285	2,122,048
Movado Group, Inc.	27,200	699,040
NACCO Industries, Inc., Class A	7,777	370,107
Nautilus, Inc. *	50,200	977,896
Oxford Industries, Inc.	22,296	1,557,599
Performance Sports Group Ltd. *	68,769	491,698
Perry Ellis International, Inc. *	16,800	319,368
Sequential Brands Group, Inc. *	60,752	391,243
Skullcandy, Inc. *	36,100	114,798
Smith & Wesson Holding Corp. *	86,600	1,867,096
Steven Madden Ltd. *	88,876	2,869,806
Sturm, Ruger & Co., Inc.	29,200	1,718,420
Superior Uniform Group, Inc.	9,527	169,866
Taylor Morrison Home Corp., Class A *	50,000	602,500
The New Home Co., Inc. *	16,049	162,576
TRI Pointe Group, Inc. *	252,200	2,658,188
Tumi Holdings, Inc. *	89,300	1,543,997
Unifi, Inc. *	21,300	508,431
Universal Electronics, Inc. *	22,200	1,113,330
Vera Bradley, Inc. *	31,500	465,570
Vince Holding Corp. *	16,700	86,339
WCI Communities, Inc. *	23,200	485,808
William Lyon Homes, Class A *	32,000	347,520
Wolverine World Wide, Inc.	163,747	2,768,962
ZAGG, Inc. *	39,621	365,306
		59,747,798
Consumer Services 4.5%
2U, Inc. *	41,458	837,037
American Public Education, Inc. *	25,200	397,656
Apollo Education Group, Inc. *	145,126	1,152,300
Ascent Capital Group, Inc., Class A *	19,700	224,383
Belmond Ltd., Class A *	157,900	1,335,834
Biglari Holdings, Inc. *	2,710	1,024,868
BJ's Restaurants, Inc. *	33,000	1,415,370
Bloomin' Brands, Inc.	196,413	3,468,654
Bob Evans Farms, Inc.	33,546	1,373,373
Bojangles', Inc. *	9,950	144,474

    5

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Boyd Gaming Corp. *	123,500	2,199,535
Bravo Brio Restaurant Group, Inc. *	28,900	248,829
Bridgepoint Education, Inc. *	36,200	242,540
Bright Horizons Family Solutions, Inc. *	58,721	4,120,453
Buffalo Wild Wings, Inc. *	29,879	4,550,572
Caesars Acquisition Co., Class A *	67,100	402,600
Caesars Entertainment Corp. *(b)	87,400	605,682
Cambium Learning Group, Inc. *	18,000	81,000
Capella Education Co.	18,500	812,335
Career Education Corp. *	132,700	382,176
Carriage Services, Inc.	21,800	483,742
Carrols Restaurant Group, Inc. *	51,700	690,712
Chegg, Inc. *(b)	125,300	726,740
Churchill Downs, Inc.	20,214	2,792,362
Chuy's Holdings, Inc. *	27,200	929,968
ClubCorp Holdings, Inc.	69,311	829,653
Collectors Universe, Inc.	10,100	154,025
Cracker Barrel Old Country Store, Inc. (b)	29,616	3,886,508
Dave & Buster's Entertainment, Inc. *	34,468	1,250,154
Del Frisco's Restaurant Group, Inc. *	34,700	549,648
Denny's Corp. *	132,500	1,241,525
DeVry Education Group, Inc.	101,084	2,011,572
Diamond Resorts International, Inc. *	65,798	1,211,999
DineEquity, Inc.	26,297	2,233,141
El Pollo Loco Holdings, Inc. *(b)	18,900	229,068
Eldorado Resorts, Inc. *	38,509	397,413
Empire Resorts, Inc. *(b)	4,421	64,591
Fiesta Restaurant Group, Inc. *	42,500	1,547,000
Fogo De Chao, Inc. *(b)	4,700	66,928
Grand Canyon Education, Inc. *	72,675	2,736,214
Houghton Mifflin Harcourt Co. *	211,194	3,767,701
International Speedway Corp., Class A	43,500	1,485,090
Interval Leisure Group, Inc.	60,600	713,868
Intrawest Resorts Holdings, Inc. *	31,900	268,279
Isle of Capri Casinos, Inc. *	37,100	469,686
J Alexander's Holdings, Inc. *	21,043	198,435
Jack in the Box, Inc.	54,308	4,216,473
Jamba, Inc. *(b)	20,260	262,164
K12, Inc. *	49,849	458,112
Kona Grill, Inc. *	17,119	278,355
Krispy Kreme Doughnuts, Inc. *	105,000	1,539,300
La Quinta Holdings, Inc. *	142,702	1,618,241
Liberty Tax, Inc. (b)	11,700	250,965
LifeLock, Inc. *	150,167	1,799,001
Marriott Vacations Worldwide Corp.	41,485	2,048,944
Monarch Casino & Resort, Inc. *	17,800	368,460
Morgans Hotel Group Co. *	38,000	64,220
Noodles & Co. *(b)	15,900	191,436
Papa John's International, Inc.	46,311	2,211,350
Papa Murphy's Holdings, Inc. *(b)	11,500	109,135
Penn National Gaming, Inc. *	126,000	1,780,380
Pinnacle Entertainment, Inc. *	95,047	2,902,735
Planet Fitness, Inc., Class A *	28,200	402,978
Popeyes Louisiana Kitchen, Inc. *	35,700	2,200,191
Potbelly Corp. *	34,100	364,870
Red Robin Gourmet Burgers, Inc. *	21,700	1,339,758
Security	Number of Shares	Value ($)
Regis Corp. *	58,100	868,014
Ruby Tuesday, Inc. *	87,200	475,240
Ruth's Hospitality Group, Inc.	56,600	919,750
Scientific Games Corp., Class A *(b)	77,100	456,432
SeaWorld Entertainment, Inc.	103,823	1,978,866
Shake Shack, Inc., Class A *	9,400	325,052
Sonic Corp.	77,501	2,276,979
Sotheby's	99,000	2,325,510
Speedway Motorsports, Inc.	15,784	297,844
Strayer Education, Inc. *	16,400	875,596
Texas Roadhouse, Inc.	109,296	4,025,372
The Cheesecake Factory, Inc.	75,067	3,625,736
The Habit Restaurants, Inc., Class A *(b)	16,111	330,759
The Marcus Corp.	27,300	517,062
Universal Technical Institute, Inc.	43,900	168,137
Vail Resorts, Inc.	56,771	7,096,375
Weight Watchers International, Inc. *(b)	40,600	515,214
Wingstop, Inc. *	12,800	310,528
Zoe's Kitchen, Inc. *(b)	30,502	847,346
		108,598,573
Diversified Financials 2.1%
Arlington Asset Investment Corp., Class A	33,300	369,630
Ashford, Inc. *	2,160	114,696
Associated Capital Group, Inc., Class A *	9,700	262,676
BGC Partners, Inc., Class A	291,100	2,663,565
Calamos Asset Management, Inc., Class A	24,400	233,996
Cash America International, Inc.	41,570	1,244,606
Cohen & Steers, Inc.	33,328	1,007,172
Cowen Group, Inc., Class A *	169,300	484,198
Diamond Hill Investment Group, Inc.	4,700	794,535
Encore Capital Group, Inc. *(b)	43,000	985,560
Enova International, Inc. *	44,836	249,736
Evercore Partners, Inc., Class A	54,200	2,448,214
EZCORP, Inc., Class A *	77,400	235,296
Fifth Street Asset Management, Inc.	15,700	32,970
Financial Engines, Inc. (b)	78,900	2,127,933
First Cash Financial Services, Inc. *	45,141	1,602,505
FNFV Group *	121,836	1,142,822
Gain Capital Holdings, Inc.	50,700	352,872
GAMCO Investors, Inc., Class A	9,700	282,076
Green Dot Corp., Class A *	69,341	1,232,189
Greenhill & Co., Inc.	48,029	1,142,130
HFF, Inc., Class A *	58,900	1,682,773
Houlihan Lokey, Inc.	20,100	485,415
INTL FCStone, Inc. *	25,100	707,569
Investment Technology Group, Inc.	55,265	951,111
Janus Capital Group, Inc.	233,053	2,934,137
KCG Holdings, Inc., Class A *	53,181	543,510
Ladenburg Thalmann Financial Services, Inc. *	142,600	335,110
MarketAxess Holdings, Inc.	58,122	6,755,520
Marlin Business Services Corp.	11,600	181,772

6

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Medley Management, Inc., Class A (b)	14,400	88,272
Moelis & Co., Class A	25,024	636,610
Nelnet, Inc., Class A	36,500	1,185,155
NewStar Financial, Inc. *	36,500	279,590
OM Asset Management plc	34,200	386,802
On Deck Capital, Inc. *	18,400	145,728
Oppenheimer Holdings, Inc., Class A	13,800	211,554
PICO Holdings, Inc. *	39,800	349,444
Piper Jaffray Cos. *	23,529	799,986
PRA Group, Inc. *	76,481	2,275,310
Pzena Investment Management, Inc., Class A	13,700	105,490
Regional Management Corp. *	15,700	208,182
Resource America, Inc., Class A	16,500	71,940
Safeguard Scientifics, Inc. *	36,500	474,500
Stifel Financial Corp. *	107,310	3,590,593
The JG Wentworth Co., Class A *	14,200	19,880
Tiptree Financial, Inc., Class A	37,500	241,125
Virtu Financial, Inc., Class A	31,071	705,312
Virtus Investment Partners, Inc.	10,500	924,000
Westwood Holdings Group, Inc.	11,500	545,100
WisdomTree Investments, Inc.	174,900	2,098,800
World Acceptance Corp. *(b)	11,900	344,386
ZAIS Group Holdings, Inc. *	7,000	44,100
		49,318,153
Energy 2.5%
Abraxas Petroleum Corp. *	129,000	147,060
Adams Resources & Energy, Inc.	2,900	97,643
Alon USA Energy, Inc.	48,900	615,162
Approach Resources, Inc. *(b)	57,800	74,562
Archrock, Inc.	107,428	644,568
Ardmore Shipping Corp.	26,500	268,975
Atwood Oceanics, Inc. (b)	101,121	619,872
Basic Energy Services, Inc. *(b)	100,100	230,230
Bill Barrett Corp. *	75,298	278,603
Bonanza Creek Energy, Inc. *(b)	71,032	202,441
Bristow Group, Inc.	56,862	1,322,610
C&J Energy Services Ltd. *(b)	77,850	191,511
Callon Petroleum Co. *	129,100	884,335
CARBO Ceramics, Inc. (b)	29,300	484,915
Carrizo Oil & Gas, Inc. *	91,811	2,490,832
Clayton Williams Energy, Inc. *	8,600	147,748
Clean Energy Fuels Corp. *(b)	99,438	266,494
Cloud Peak Energy, Inc. *	92,300	138,450
Contango Oil & Gas Co. *	25,520	163,583
Delek US Holdings, Inc.	89,187	1,517,963
DHT Holdings, Inc.	156,000	901,680
Dorian LPG Ltd. *	42,703	451,798
Earthstone Energy, Inc. *(b)	4,000	49,080
Eclipse Resources Corp. *(b)	68,600	83,006
Energy Fuels, Inc. *	58,740	137,452
Energy XXI Ltd. (b)	127,806	110,821
Era Group, Inc. *	28,700	263,466
Erin Energy Corp. *(b)	18,000	47,700
Evolution Petroleum Corp.	30,500	142,130
EXCO Resources, Inc. *(b)	222,774	265,101
Exterran Corp. *	53,714	887,355
Security	Number of Shares	Value ($)
Fairmount Santrol Holdings, Inc. *(b)	90,253	221,120
Forum Energy Technologies, Inc. *	99,455	1,114,891
Frontline Ltd. (b)	374,819	817,105
GasLog Ltd. (b)	61,800	461,646
Gastar Exploration, Inc. *(b)	104,600	124,474
Gener8 Maritime, Inc. *	20,300	136,619
Geospace Technologies Corp. *	19,800	214,038
Green Plains, Inc.	62,000	1,174,900
Gulfmark Offshore, Inc., Class A *(b)	36,900	139,851
Halcon Resources Corp. *(b)	120,385	66,212
Hallador Energy Co. (b)	15,600	77,688
Helix Energy Solutions Group, Inc. *	161,307	650,067
Hornbeck Offshore Services, Inc. *	54,245	441,012
Independence Contract Drilling, Inc. *	18,200	73,710
ION Geophysical Corp. *	206,400	92,859
Isramco, Inc. *	1,400	110,950
Jones Energy, Inc., Class A *	39,239	82,794
Key Energy Services, Inc. *	192,700	61,799
Matador Resources Co. *	113,862	1,825,208
Matrix Service Co. *	39,700	752,712
McDermott International, Inc. *	385,885	1,065,043
Natural Gas Services Group, Inc. *	20,500	387,860
Navios Maritime Acquisition Corp.	120,600	274,968
Newpark Resources, Inc. *	126,710	617,078
Nordic American Offshore Ltd. *(b)	24,000	97,200
Nordic American Tankers Ltd. (b)	142,700	1,813,717
North Atlantic Drilling Ltd. *(b)	10,680	19,331
Northern Oil & Gas, Inc. *(b)	105,500	348,150
Oasis Petroleum, Inc. *(b)	212,213	1,135,340
Oil States International, Inc. *	82,800	2,337,444
Pacific Ethanol, Inc. *(b)	54,600	190,554
Panhandle Oil & Gas, Inc., Class A	24,200	349,206
Par Pacific Holdings, Inc. *	25,238	603,693
Parker Drilling Co. *	181,265	248,333
Parsley Energy, Inc., Class A *	159,934	3,080,329
PDC Energy, Inc. *	62,303	3,543,172
Peabody Energy Corp. (b)	26,342	117,222
PHI, Inc. - Non Voting Shares *	19,572	354,840
Pioneer Energy Services Corp. *	91,500	125,355
Renewable Energy Group, Inc. *	75,800	525,294
REX American Resources Corp. *	8,500	454,155
Rex Energy Corp. *(b)	71,700	53,287
RigNet, Inc. *	16,900	246,571
Ring Energy, Inc. *	34,800	192,444
RSP Permian, Inc. *	101,949	2,400,899
Sanchez Energy Corp. *(b)	75,253	272,416
Scorpio Tankers, Inc.	288,202	1,758,032
SEACOR Holdings, Inc. *	29,000	1,334,290
SemGroup Corp., Class A	67,465	1,493,675
Seventy Seven Energy, Inc. *(b)	80,408	34,463
Ship Finance International Ltd. (b)	93,500	1,251,965
Solazyme, Inc. *(b)	111,500	183,975
Stone Energy Corp. *	82,968	255,541
Synergy Resources Corp. *	164,412	1,042,372
Teekay Tankers Ltd., Class A	141,900	648,483
Tesco Corp.	72,500	493,000
TETRA Technologies, Inc. *	118,074	730,878
Tidewater, Inc. (b)	87,695	465,660

    7

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
TransAtlantic Petroleum Ltd. *	33,200	31,626
Triangle Petroleum Corp. *(b)	77,500	35,169
Ultra Petroleum Corp. *(b)	219,981	497,157
Unit Corp. *	80,078	835,213
Uranium Energy Corp. *(b)	220,947	211,137
US Silica Holdings, Inc. (b)	87,700	1,635,605
W&T Offshore, Inc. *(b)	49,000	95,550
Western Refining, Inc.	112,342	3,696,052
Westmoreland Coal Co. *(b)	26,052	145,370
		60,495,915
Food & Staples Retailing 0.9%
Casey's General Stores, Inc.	60,806	7,341,716
Fairway Group Holdings Corp. *(b)	42,300	16,074
Ingles Markets, Inc., Class A	20,731	795,241
Natural Grocers by Vitamin Cottage, Inc. *	12,600	226,926
Performance Food Group Co. *	26,900	629,460
PriceSmart, Inc.	31,000	2,373,360
Smart & Final Stores, Inc. *	37,600	604,608
SpartanNash, Co.	57,833	1,186,733
SUPERVALU, Inc. *	398,636	1,813,794
The Andersons, Inc.	43,223	1,266,866
The Chefs' Warehouse, Inc. *	28,300	372,145
The Fresh Market, Inc. *	69,500	1,331,620
United Natural Foods, Inc. *	79,182	2,772,954
Village Super Market, Inc., Class A	11,600	304,616
Weis Markets, Inc.	15,800	641,796
		21,677,909
Food, Beverage & Tobacco 2.3%
Alico, Inc.	4,700	142,739
Amplify Snack Brands, Inc. *	26,200	282,960
Arcadia Biosciences, Inc. *(b)	11,000	32,450
B&G Foods, Inc.	90,357	3,290,802
Cal-Maine Foods, Inc. (b)	49,816	2,514,214
Calavo Growers, Inc.	23,588	1,220,679
Castle Brands, Inc. *(b)	71,331	81,317
Coca-Cola Bottling Co. Consolidated	7,500	1,319,250
Craft Brew Alliance, Inc. *	13,900	119,123
Darling Ingredients, Inc. *	261,600	2,351,784
Dean Foods Co.	149,300	2,983,014
Diamond Foods, Inc. *	40,400	1,482,680
Farmer Brothers Co. *	13,700	381,819
Fresh Del Monte Produce, Inc.	50,861	2,075,637
Freshpet, Inc. *(b)	28,350	168,399
Inventure Foods, Inc. *	33,000	185,460
J&J Snack Foods Corp.	23,781	2,567,872
John B. Sanfilippo & Son, Inc.	13,100	785,869
Lancaster Colony Corp.	28,656	2,913,742
Landec Corp. *	44,654	537,188
Lifeway Foods, Inc. *	10,100	129,482
Limoneira Co. (b)	17,600	221,408
MGP Ingredients, Inc.	15,947	356,894
National Beverage Corp. *	18,601	768,965
Omega Protein Corp. *	33,400	754,506
Post Holdings, Inc. *	96,899	5,668,592
Sanderson Farms, Inc. (b)	35,643	2,894,924
Seaboard Corp. *	420	1,208,340
Security	Number of Shares	Value ($)
Seneca Foods Corp., Class A *	12,400	342,612
Snyder's-Lance, Inc. (b)	76,600	2,418,262
The Boston Beer Co., Inc., Class A *	14,200	2,545,350
Tootsie Roll Industries, Inc.	28,401	932,121
TreeHouse Foods, Inc. *	66,952	5,313,311
Universal Corp.	34,724	1,900,445
Vector Group Ltd.	135,622	3,162,705
		54,054,915
Health Care Equipment & Services 7.0%
AAC Holdings, Inc. *(b)	11,800	210,748
Abaxis, Inc.	34,300	1,493,765
ABIOMED, Inc. *	65,300	5,572,049
Accuray, Inc. *	134,500	716,885
Aceto Corp.	46,000	1,051,100
Addus HomeCare Corp. *	13,400	284,214
Adeptus Health, Inc., Class A *(b)	9,400	443,492
Air Methods Corp. *	62,000	2,414,280
Alliance HealthCare Services, Inc. *	7,100	53,108
Almost Family, Inc. *	11,000	420,640
Amedisys, Inc. *	43,900	1,569,425
AMN Healthcare Services, Inc. *	75,500	2,126,835
Amsurg Corp. *	84,353	6,173,796
Analogic Corp.	19,654	1,455,772
AngioDynamics, Inc. *	41,100	465,252
Anika Therapeutics, Inc. *	21,900	823,878
Antares Pharma, Inc. *	256,299	315,248
AtriCure, Inc. *	47,900	837,292
Atrion Corp.	2,300	863,696
BioScrip, Inc. *(b)	100,400	179,716
BioTelemetry, Inc. *	38,700	365,328
Cantel Medical Corp.	53,445	3,173,030
Capital Senior Living Corp. *	44,800	821,184
Cardiovascular Systems, Inc. *	45,900	387,855
Castlight Health, Inc., Class B *(b)	45,673	151,178
Cerus Corp. *(b)	159,300	864,999
Chemed Corp.	26,398	3,704,167
Civitas Solutions, Inc. *	17,400	418,644
Computer Programs & Systems, Inc.	17,500	919,275
ConforMIS, Inc. *	13,700	150,700
CONMED Corp.	43,000	1,588,420
Connecture, Inc. *	13,900	32,804
Corindus Vascular Robotics, Inc. *(b)	25,000	50,250
CorVel Corp. *	14,500	661,490
Cross Country Healthcare, Inc. *	49,215	708,696
CryoLife, Inc.	37,400	367,642
Cutera, Inc. *	18,705	210,244
Cynosure, Inc., Class A *	34,944	1,264,973
Diplomat Pharmacy, Inc. *(b)	56,288	1,531,596
EndoChoice Holdings, Inc. *	6,400	38,464
Endologix, Inc. *	112,737	803,815
Entellus Medical, Inc. *	9,800	163,268
Evolent Health, Inc., Class A *	27,400	270,438
Exactech, Inc. *	15,200	304,152
ExamWorks Group, Inc. *	65,413	1,796,241
Five Star Quality Care, Inc. *	56,200	142,748
Genesis Healthcare, Inc. *	48,100	86,580
GenMark Diagnostics, Inc. *	61,000	322,690

8

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Glaukos Corp. *	13,500	220,320
Globus Medical, Inc., Class A *	108,800	2,714,560
Greatbatch, Inc. *	40,400	1,559,844
Haemonetics Corp. *	82,300	2,603,972
Halyard Health, Inc. *	73,793	1,830,066
Hanger, Inc. *	52,800	712,272
HealthEquity, Inc. *	55,634	1,198,913
HealthSouth Corp.	143,500	5,135,865
HealthStream, Inc. *	36,800	805,920
Healthways, Inc. *	48,800	573,888
HeartWare International, Inc. *	28,600	1,148,004
HMS Holdings Corp. *	138,452	1,668,347
ICU Medical, Inc. *	22,600	2,175,250
Imprivata, Inc. *	15,800	184,070
Inogen, Inc. *	24,598	817,638
Insulet Corp. *	88,400	2,933,112
Integra LifeSciences Holdings Corp. *	44,648	2,743,620
Invacare Corp.	49,211	758,342
InVivo Therapeutics Holdings Corp. *(b)	37,498	166,116
Invuity, Inc. *	5,300	40,704
iRadimed Corp. *	4,000	77,800
K2M Group Holdings, Inc. *	24,900	353,829
Kindred Healthcare, Inc.	136,723	1,320,744
Landauer, Inc.	17,200	527,008
Lantheus Holdings, Inc. *	13,000	28,210
LDR Holding Corp. *	43,273	794,925
LeMaitre Vascular, Inc.	22,435	327,551
LHC Group, Inc. *	19,700	747,024
LivaNova plc *	69,375	3,883,612
Magellan Health, Inc. *	39,268	2,238,276
Masimo Corp. *	69,200	2,543,100
Medidata Solutions, Inc. *	85,200	3,640,596
Meridian Bioscience, Inc.	64,350	1,238,737
Merit Medical Systems, Inc. *	66,300	1,097,265
Molina Healthcare, Inc. *	61,843	3,395,799
National HealthCare Corp.	15,388	971,752
National Research Corp., Class A	12,500	188,625
Natus Medical, Inc. *	51,000	1,799,280
Neogen Corp. *	56,925	2,970,346
Nevro Corp. *	26,164	1,616,674
Nobilis Health Corp. *(b)	43,191	91,133
Novocure Ltd. *(b)	13,900	173,472
NuVasive, Inc. *	75,800	3,495,896
NxStage Medical, Inc. *	99,200	1,876,864
Omnicell, Inc. *	57,200	1,601,028
OraSure Technologies, Inc. *	87,400	478,078
Orthofix International N.V. *	28,200	1,113,054
Owens & Minor, Inc.	99,100	3,433,815
Oxford Immunotec Global plc *	29,400	341,628
Penumbra, Inc. *	7,900	338,120
PharMerica Corp. *	47,100	1,398,399
Press Ganey Holdings, Inc. *	14,686	433,971
Quality Systems, Inc.	80,100	1,050,111
Quidel Corp. *	47,500	809,400
RadNet, Inc. *	48,000	287,040
Rockwell Medical, Inc. *(b)	78,700	492,662
RTI Surgical, Inc. *	110,200	353,742
SeaSpine Holdings Corp. *	12,215	176,629
Second Sight Medical Products, Inc. *(b)	16,421	75,865
Security	Number of Shares	Value ($)
Select Medical Holdings Corp.	160,711	1,531,576
Sientra, Inc. *(b)	11,000	93,170
STAAR Surgical Co. *	70,600	461,018
STERIS plc	132,627	9,183,093
Surgery Partners, Inc. *	26,200	422,082
Surgical Care Affiliates, Inc. *	35,037	1,495,029
SurModics, Inc. *	20,400	406,980
Tandem Diabetes Care, Inc. *	25,400	228,854
Team Health Holdings, Inc. *	112,858	4,612,506
Teladoc, Inc. *(b)	19,100	310,184
The Ensign Group, Inc.	79,500	1,784,775
The Providence Service Corp. *	21,100	936,840
The Spectranetics Corp. *	63,236	761,994
TransEnterix, Inc. *(b)	53,100	146,556
Triple-S Management Corp., Class B *	40,600	904,974
Trupanion, Inc. *(b)	31,800	264,258
U.S. Physical Therapy, Inc.	19,300	987,195
Unilife Corp. *(b)	221,152	198,550
Universal American Corp.	84,202	532,157
Utah Medical Products, Inc.	5,200	293,124
Vascular Solutions, Inc. *	27,136	742,441
Veracyte, Inc. *	23,200	150,336
Vocera Communications, Inc. *	37,100	533,869
WellCare Health Plans, Inc. *	69,706	5,296,262
West Pharmaceutical Services, Inc.	112,632	6,444,803
Wright Medical Group N.V. *	140,861	2,810,177
Zeltiq Aesthetics, Inc. *	51,000	1,184,220
		169,261,968
Household & Personal Products 0.4%
Central Garden & Pet Co., Class A *	66,600	920,412
Elizabeth Arden, Inc. *(b)	36,298	290,384
HRG Group, Inc. *	122,000	1,481,080
Inter Parfums, Inc.	25,400	681,990
Medifast, Inc.	17,579	510,318
Natural Health Trends Corp. (b)	12,400	247,380
Nature's Sunshine Products, Inc.	15,000	128,700
Nutraceutical International Corp. *	12,300	291,510
Oil-Dri Corp. of America	6,887	258,263
Orchids Paper Products Co.	15,900	469,050
Revlon, Inc., Class A *	18,602	553,037
Synutra International, Inc. *(b)	23,200	115,072
USANA Health Sciences, Inc. *	9,100	1,154,790
WD-40 Co.	22,300	2,303,590
		9,405,576
Insurance 2.5%
Ambac Financial Group, Inc. *	75,200	1,055,808
American Equity Investment Life Holding Co.	125,864	2,289,466
AMERISAFE, Inc.	30,435	1,552,489
Argo Group International Holdings Ltd.	44,110	2,506,771
Atlas Financial Holdings, Inc. *	16,900	294,398
Baldwin & Lyons, Inc., Class B	13,000	321,490
Citizens, Inc. *(b)	80,500	521,640
CNO Financial Group, Inc.	289,168	5,031,523
Crawford & Co., Class B	44,000	200,200

    9

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Donegal Group, Inc., Class A	10,400	146,744
eHealth, Inc. *	23,600	247,564
EMC Insurance Group, Inc.	14,300	332,618
Employers Holdings, Inc.	49,800	1,240,518
Enstar Group Ltd. *	13,894	2,216,788
FBL Financial Group, Inc., Class A	15,968	975,006
Federated National Holding Co.	20,246	500,886
Fidelity & Guaranty Life	19,400	485,970
First American Financial Corp.	170,200	5,849,774
Global Indemnity plc *	14,755	443,683
Greenlight Capital Re Ltd., Class A *	42,789	830,962
Hallmark Financial Services, Inc. *	21,200	231,080
HCI Group, Inc.	13,800	458,850
Heritage Insurance Holdings, Inc.	40,462	801,957
Horace Mann Educators Corp.	63,478	1,950,044
Independence Holding Co.	11,248	172,544
Infinity Property & Casualty Corp.	18,092	1,436,324
James River Group Holdings Ltd.	18,600	630,912
Kemper Corp.	68,514	2,367,844
Maiden Holdings Ltd.	76,900	984,320
MBIA, Inc. *	212,784	1,417,142
National General Holdings Corp.	64,600	1,278,434
National Interstate Corp.	12,498	306,576
National Western Life Group, Inc., Class A	3,494	806,171
OneBeacon Insurance Group Ltd., Class A	33,400	428,856
Patriot National, Inc. *(b)	15,800	104,754
Primerica, Inc.	74,800	3,366,748
RLI Corp.	68,420	4,057,306
Safety Insurance Group, Inc.	22,770	1,284,683
Selective Insurance Group, Inc.	88,414	2,768,242
State Auto Financial Corp.	24,726	539,769
State National Cos., Inc.	46,500	458,025
Stewart Information Services Corp.	34,100	1,209,186
The Navigators Group, Inc. *	16,470	1,442,937
Third Point Reinsurance Ltd. *	128,260	1,494,229
United Fire Group, Inc.	32,300	1,247,749
United Insurance Holdings Corp.	24,400	378,932
Universal Insurance Holdings, Inc. (b)	48,122	901,806
		59,569,718
Materials 3.5%
A. Schulman, Inc.	45,609	1,154,820
AEP Industries, Inc.	5,800	490,912
AK Steel Holding Corp. *(b)	262,900	536,316
American Vanguard Corp.	52,000	585,520
Axiall Corp.	108,121	1,938,610
Balchem Corp.	49,100	2,756,474
Berry Plastics Group, Inc. *	187,757	5,839,243
Boise Cascade Co. *	60,800	1,256,128
Calgon Carbon Corp.	79,785	1,291,719
Carpenter Technology Corp.	80,844	2,244,229
Century Aluminum Co. *	73,400	346,448
Chase Corp.	10,300	473,285
Chemtura Corp. *	105,785	2,775,798
Clearwater Paper Corp. *	27,200	1,065,152
Cliffs Natural Resources, Inc. *(b)	227,759	366,692
Coeur Mining, Inc. *	205,013	453,079
Security	Number of Shares	Value ($)
Commercial Metals Co.	184,000	2,561,280
Core Molding Technologies, Inc. *	11,000	119,130
Deltic Timber Corp.	16,721	918,317
Ferro Corp. *	109,000	1,012,610
Ferroglobe plc	108,500	922,250
Flotek Industries, Inc. *(b)	78,900	527,052
FutureFuel Corp.	40,400	505,808
Greif, Inc., Class A	50,294	1,329,270
H.B. Fuller Co.	79,794	2,969,933
Handy & Harman Ltd. *	4,800	81,696
Hawkins, Inc.	15,500	580,785
Haynes International, Inc.	21,325	682,400
Headwaters, Inc. *	118,100	1,886,057
Hecla Mining Co.	609,740	1,134,116
Horsehead Holding Corp. *(b)	83,900	21,604
Innophos Holdings, Inc.	30,300	809,313
Innospec, Inc.	37,900	1,889,315
Intrepid Potash, Inc. *	89,300	194,674
Kaiser Aluminum Corp.	26,243	2,040,131
KapStone Paper & Packaging Corp.	135,303	1,999,778
KMG Chemicals, Inc.	17,600	405,856
Koppers Holdings, Inc. *	30,900	523,137
Kraton Performance Polymers, Inc. *	53,035	778,554
Kronos Worldwide, Inc.	30,700	144,290
Louisiana-Pacific Corp. *	224,172	3,523,984
LSB Industries, Inc. *	28,000	156,800
Materion Corp.	31,829	779,492
Minerals Technologies, Inc.	55,522	2,275,847
Multi Packaging Solutions International Ltd. *	29,600	438,672
Myers Industries, Inc.	34,900	397,511
Neenah Paper, Inc.	26,753	1,616,951
Olin Corp.	254,848	4,317,125
Olympic Steel, Inc.	12,200	113,948
OMNOVA Solutions, Inc. *	65,700	344,925
P.H. Glatfelter Co.	71,800	1,059,768
PolyOne Corp.	141,176	3,820,223
Quaker Chemical Corp.	20,100	1,507,701
Rayonier Advanced Materials, Inc.	69,342	485,394
Real Industry, Inc. *	32,714	209,370
Rentech, Inc. *	44,190	86,171
Ryerson Holding Corp. *(b)	14,000	47,320
Schnitzer Steel Industries, Inc., Class A	37,800	508,410
Schweitzer-Mauduit International, Inc.	48,000	2,016,000
Senomyx, Inc. *	62,400	210,912
Sensient Technologies Corp.	73,014	4,356,745
Stepan Co.	31,200	1,402,752
Stillwater Mining Co. *	182,900	1,197,995
Summit Materials, Inc., Class A *	53,481	848,744
SunCoke Energy, Inc.	96,800	365,904
TimkenSteel Corp.	63,644	573,432
Trecora Resources *	27,400	288,248
Tredegar Corp.	35,100	460,863
Trinseo S.A. *(b)	20,700	492,453
Tronox Ltd., Class A	90,200	322,014
United States Lime & Minerals, Inc.	2,700	148,419
US Concrete, Inc. *	21,700	986,916

10

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Valhi, Inc. (b)	25,000	29,750
Worthington Industries, Inc.	73,817	2,258,062
		85,260,602
Media 1.7%
AMC Entertainment Holdings, Inc., Class A	31,500	686,700
Carmike Cinemas, Inc. *	37,900	840,622
Central European Media Enterprises Ltd., Class A *(b)	109,100	281,478
Crown Media Holdings, Inc., Class A *	46,700	209,683
Cumulus Media, Inc., Class A *	197,200	51,726
Daily Journal Corp. *	2,000	385,040
DreamWorks Animation SKG, Inc., Class A *	120,030	3,077,569
Entercom Communications Corp., Class A *	43,000	451,070
Entravision Communications Corp., Class A	98,600	735,556
Eros International plc *(b)	41,690	366,455
Global Eagle Entertainment, Inc. *	77,200	779,720
Gray Television, Inc. *	100,493	1,321,483
Harte-Hanks, Inc.	75,416	257,923
Hemisphere Media Group, Inc. *(b)	12,300	177,120
IMAX Corp. *	95,900	2,978,654
Journal Media Group, Inc.	34,919	419,726
Loral Space & Communications, Inc. *	20,500	708,275
MDC Partners, Inc., Class A	70,780	1,383,041
Media General, Inc. *	150,386	2,442,269
Meredith Corp.	58,400	2,470,904
National CineMedia, Inc.	95,700	1,496,748
New Media Investment Group, Inc.	71,382	1,236,336
Nexstar Broadcasting Group, Inc., Class A	49,555	2,240,381
Reading International, Inc., Class A *	23,000	249,780
Rentrak Corp. *	20,391	906,788
Saga Communications, Inc., Class A	6,400	268,224
Scholastic Corp.	41,569	1,427,064
SFX Entertainment, Inc. *(b)	64,800	8,424
Sinclair Broadcast Group, Inc., Class A	104,802	3,458,466
Sizmek, Inc. *	36,700	125,147
The E.W. Scripps Co., Class A	89,271	1,694,364
The New York Times Co., Class A	219,251	2,898,498
Time, Inc.	171,186	2,567,790
Townsquare Media, Inc., Class A *	10,100	94,940
Tribune Publishing Co.	49,217	459,687
World Wrestling Entertainment, Inc., Class A (b)	48,000	859,200
		40,016,851
Pharmaceuticals, Biotechnology & Life Sciences 7.3%
Abeona Therapeutics, Inc. *(b)	14,621	38,161
ACADIA Pharmaceuticals, Inc. *	133,416	2,760,377
Accelerate Diagnostics, Inc. *(b)	41,300	611,653
Acceleron Pharma, Inc. *	39,127	1,201,199
Security	Number of Shares	Value ($)
Achillion Pharmaceuticals, Inc. *	184,789	1,249,174
Aclaris Therapeutics, Inc. *	9,500	211,185
Acorda Therapeutics, Inc. *	68,039	2,505,196
Adamas Pharmaceuticals, Inc. *	20,472	350,890
Aduro Biotech, Inc. *(b)	11,881	172,037
Advaxis, Inc. *(b)	44,111	300,837
Aegerion Pharmaceuticals, Inc. *	43,100	305,148
Aerie Pharmaceuticals, Inc. *	29,844	493,620
Affimed N.V. *(b)	22,114	73,419
Affymetrix, Inc. *	121,600	1,706,048
Agenus, Inc. *	110,054	346,670
Agile Therapeutics, Inc. *(b)	13,462	82,118
Aimmune Therapeutics, Inc. *	15,600	213,408
Akebia Therapeutics, Inc. *	52,447	384,437
Albany Molecular Research, Inc. *	40,600	662,592
Alder Biopharmaceuticals, Inc. *	37,546	907,862
Alimera Sciences, Inc. *(b)	31,400	72,534
AMAG Pharmaceuticals, Inc. *	54,731	1,253,887
Amicus Therapeutics, Inc. *	176,904	1,068,500
Amphastar Pharmaceuticals, Inc. *	53,126	640,168
Anacor Pharmaceuticals, Inc. *	64,296	4,830,559
ANI Pharmaceuticals, Inc. *(b)	13,500	432,135
Anthera Pharmaceuticals, Inc. *	51,939	167,763
Applied Genetic Technologies Corp. *	17,400	254,214
Aratana Therapeutics, Inc. *	43,300	145,921
Ardelyx, Inc. *(b)	36,240	377,258
Arena Pharmaceuticals, Inc. *	365,000	551,150
ARIAD Pharmaceuticals, Inc. *	271,000	1,360,420
Array BioPharma, Inc. *	220,479	681,280
Arrowhead Research Corp. *(b)	98,400	342,432
Assembly Biosciences, Inc. *	20,668	105,820
Asterias Biotherapeutics, Inc. *(b)	15,125	48,551
Atara Biotherapeutics, Inc. *	24,043	435,178
aTyr Pharma, Inc. *(b)	8,518	44,975
Avalanche Biotechnologies, Inc. *	28,209	169,254
Axovant Sciences Ltd. *	19,600	312,228
Bellicum Pharmaceuticals, Inc. *	14,200	160,460
BioCryst Pharmaceuticals, Inc. *	116,000	808,520
BioDelivery Sciences International, Inc. *(b)	79,500	321,975
BioSpecifics Technologies Corp. *	8,000	305,440
BioTime, Inc. *(b)	83,500	202,070
Blueprint Medicines Corp. *	13,264	208,510
Calithera Biosciences, Inc. *(b)	19,000	95,000
Cambrex Corp. *	50,400	1,745,856
Cara Therapeutics, Inc. *	27,617	248,553
Carbylan Therapeutics, Inc. *	15,751	38,275
Catabasis Pharmaceuticals, Inc. *(b)	5,500	36,410
Catalent, Inc. *	132,799	3,124,761
Catalyst Pharmaceuticals, Inc. *	107,345	199,662
Celldex Therapeutics, Inc. *	159,500	1,323,850
Cellular Biomedicine Group, Inc. *(b)	14,309	197,464
Cempra, Inc. *(b)	57,078	983,454
Cepheid *	113,500	3,342,575
ChemoCentryx, Inc. *	35,000	130,200
Chiasma, Inc. *	10,000	103,000
Chimerix, Inc. *	72,386	557,372
Cidara Therapeutics, Inc. *(b)	4,559	53,158
Clovis Oncology, Inc. *	42,000	878,640

    11

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coherus Biosciences, Inc. *	33,961	450,323
Collegium Pharmaceutical, Inc. *	8,736	148,774
Concert Pharmaceuticals, Inc. *	21,722	331,695
Corcept Therapeutics, Inc. *	86,506	315,747
Corium International, Inc. *(b)	12,013	69,796
CorMedix, Inc. *(b)	45,377	80,771
CTI BioPharma, Corp. *(b)	393,700	496,062
Curis, Inc. *	158,654	260,193
Cytokinetics, Inc. *	57,100	439,670
CytomX Therapeutics, Inc. *(b)	13,300	208,943
CytRx Corp. *(b)	81,800	150,512
Depomed, Inc. *	94,100	1,443,494
Dermira, Inc. *	24,700	691,600
Dicerna Pharmaceuticals, Inc. *	21,814	143,100
Dimension Therapeutics, Inc. *(b)	13,100	102,180
Durect Corp. *	163,276	195,931
Dynavax Technologies Corp. *	58,300	1,404,447
Eagle Pharmaceuticals, Inc. *	14,124	1,015,516
Edge Therapeutics, Inc. *(b)	14,900	165,539
Emergent BioSolutions, Inc. *	48,300	1,767,780
Enanta Pharmaceuticals, Inc. *	26,322	676,475
Endocyte, Inc. *	50,400	168,840
Epizyme, Inc. *	65,259	593,204
Esperion Therapeutics, Inc. *	18,670	277,810
Exact Sciences Corp. *(b)	157,262	1,033,211
Exelixis, Inc. *(b)	351,372	1,623,339
Fibrocell Science, Inc. *(b)	34,944	89,806
FibroGen, Inc. *	74,209	1,504,959
Five Prime Therapeutics, Inc. *	36,600	1,315,770
Flex Pharma, Inc. *(b)	9,700	80,704
Flexion Therapeutics, Inc. *	19,943	308,718
Fluidigm Corp. *	43,100	289,201
Foamix Pharmaceuticals Ltd. *	32,336	209,537
Foundation Medicine, Inc. *(b)	20,500	299,095
Galena Biopharma, Inc. *(b)	265,000	177,550
Genocea Biosciences, Inc. *	26,625	82,804
Genomic Health, Inc. *	26,700	768,960
Geron Corp. *	268,400	818,620
Global Blood Therapeutics, Inc. *(b)	9,600	181,728
Halozyme Therapeutics, Inc. *	164,000	1,443,200
Harvard Bioscience, Inc. *	74,929	222,539
Heron Therapeutics, Inc. *(b)	43,660	916,423
Heska Corp. *	8,091	302,280
Idera Pharmaceuticals, Inc. *(b)	111,929	217,142
Ignyta, Inc. *	35,845	357,733
Immune Design, Corp. *	16,243	170,064
ImmunoGen, Inc. *	141,400	1,200,486
Immunomedics, Inc. *(b)	132,600	249,288
Impax Laboratories, Inc. *	112,700	4,222,869
INC Research Holdings, Inc., Class A *	19,400	817,322
Infinity Pharmaceuticals, Inc. *	86,500	537,165
Innoviva, Inc. (b)	130,100	1,303,602
Inovio Pharmaceuticals, Inc. *(b)	120,362	804,018
Insmed, Inc. *	93,214	1,230,425
Insys Therapeutics, Inc. *(b)	37,079	643,321
Intersect ENT, Inc. *	26,368	470,141
Intra-Cellular Therapies, Inc. *	41,000	1,520,280
Invitae Corp. *(b)	14,200	99,400
Ironwood Pharmaceuticals, Inc. *	196,700	1,815,541
Karyopharm Therapeutics, Inc. *	33,263	206,896
Keryx Biopharmaceuticals, Inc. *(b)	150,634	531,738
Security	Number of Shares	Value ($)
Kite Pharma, Inc. *(b)	51,142	2,428,734
La Jolla Pharmaceutical Co. *	21,579	382,164
Lannett Co., Inc. *(b)	41,300	1,053,563
Lexicon Pharmaceuticals, Inc. *(b)	69,900	712,281
Ligand Pharmaceuticals, Inc. *	27,043	2,703,489
Lion Biotechnologies, Inc. *	64,872	388,583
Loxo Oncology, Inc. *(b)	13,200	272,712
Luminex Corp. *	64,200	1,231,998
MacroGenics, Inc. *	49,449	995,408
MannKind Corp. *(b)	355,984	355,023
Medgenics, Inc. *	23,712	85,363
Merrimack Pharmaceuticals, Inc. *	182,500	1,126,025
MiMedx Group, Inc. *	172,250	1,433,120
Mirati Therapeutics, Inc. *	18,048	388,573
Momenta Pharmaceuticals, Inc. *	95,786	1,189,662
MyoKardia, Inc. *	11,500	103,500
Myriad Genetics, Inc. *	109,086	4,251,081
NanoString Technologies, Inc. *	24,100	336,195
NantKwest, Inc. *(b)	8,400	86,520
Natera, Inc. *(b)	13,000	111,150
Navidea Biopharmaceuticals, Inc. *(b)	221,100	183,513
Nektar Therapeutics *	205,171	2,798,532
NeoGenomics, Inc. *	89,888	613,036
Neos Therapeutics, Inc. *	7,600	103,208
Neurocrine Biosciences, Inc. *	134,503	5,723,103
NewLink Genetics Corp. *	33,100	806,316
Nivalis Therapeutics, Inc. *	6,800	31,892
Northwest Biotherapeutics, Inc. *(b)	70,700	149,884
Novavax, Inc. *	432,921	2,229,543
Ocata Therapeutics, Inc. *	69,025	582,571
Ocular Therapeutix, Inc. *	18,570	113,648
Omeros Corp. *(b)	57,100	616,109
Oncocyte Corp. *(b)	4,175	17,326
OncoMed Pharmaceuticals, Inc. *(b)	24,500	226,625
Oncothyreon, Inc. *	151,709	201,773
Ophthotech Corp. *	38,043	2,061,550
Orexigen Therapeutics, Inc. *(b)	151,187	276,672
Organovo Holdings, Inc. *(b)	154,441	302,704
Osiris Therapeutics, Inc. *(b)	30,400	217,664
Otonomy, Inc. *	30,139	449,674
OvaScience, Inc. *(b)	33,901	191,541
Pacific Biosciences of California, Inc. *	98,500	1,052,965
Pacira Pharmaceuticals, Inc. *	58,000	3,446,360
Paratek Pharmaceuticals, Inc. *	17,408	254,505
PAREXEL International Corp. *	86,680	5,544,053
PDL BioPharma, Inc.	239,600	752,344
Peregrine Pharmaceuticals, Inc. *(b)	388,700	380,926
Pernix Therapeutics Holdings, Inc. *	48,800	106,384
Pfenex, Inc. *	23,397	207,531
Phibro Animal Health Corp., Class A	25,500	855,525
Portola Pharmaceuticals, Inc. *	77,700	2,566,431
POZEN, Inc. *(b)	53,400	349,770
PRA Health Sciences, Inc. *	30,500	1,313,940
Prestige Brands Holdings, Inc. *	80,900	3,776,412
Progenics Pharmaceuticals, Inc. *	102,600	427,842
Proteon Therapeutics, Inc. *	10,998	102,611
Prothena Corp. plc *	53,153	2,070,309

12

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PTC Therapeutics, Inc. *	53,136	1,265,700
Radius Health, Inc. *	50,314	1,611,557
Raptor Pharmaceutical Corp. *	119,565	490,217
REGENXBIO, Inc. *(b)	13,500	187,650
Regulus Therapeutics, Inc. *(b)	39,681	229,356
Relypsa, Inc. *(b)	51,424	968,828
Repligen Corp. *	54,300	1,202,745
Retrophin, Inc. *	55,293	827,736
Revance Therapeutics, Inc. *	28,408	588,898
Rigel Pharmaceuticals, Inc. *	153,400	421,850
Sage Therapeutics, Inc. *	25,495	856,122
Sagent Pharmaceuticals, Inc. *	37,269	563,135
Sangamo BioSciences, Inc. *	113,700	687,885
Sarepta Therapeutics, Inc. *	68,900	818,532
SciClone Pharmaceuticals, Inc. *	78,000	623,220
Sequenom, Inc. *(b)	166,100	267,421
Seres Therapeutics, Inc. *(b)	12,000	323,160
Sorrento Therapeutics, Inc. *(b)	39,855	209,239
Spark Therapeutics, Inc. *	12,500	352,125
Spectrum Pharmaceuticals, Inc. *	114,300	566,928
Stemline Therapeutics, Inc. *	28,000	141,120
Sucampo Pharmaceuticals, Inc., Class A *	40,218	508,758
Supernus Pharmaceuticals, Inc. *	50,200	569,268
Synergy Pharmaceuticals, Inc. *(b)	162,100	607,875
Synta Pharmaceuticals Corp. *	191,800	46,972
T2 Biosystems, Inc. *	21,600	191,592
Teligent, Inc. *(b)	58,900	422,902
TESARO, Inc. *	35,400	1,222,716
Tetraphase Pharmaceuticals, Inc. *	52,053	283,168
TG Therapeutics, Inc. *	59,050	482,439
The Medicines Co. *	104,828	3,622,856
TherapeuticsMD, Inc. *	225,855	1,614,863
Theravance Biopharma, Inc. *(b)	47,500	779,950
Threshold Pharmaceuticals, Inc. *	88,794	28,414
Tobira Therapeutics, Inc. *(b)	4,229	30,364
Tokai Pharmaceuticals, Inc. *(b)	17,900	112,233
Trevena, Inc. *	50,234	365,704
Trovagene, Inc. *(b)	35,347	128,663
Ultragenyx Pharmaceutical, Inc. *	60,541	3,399,377
Vanda Pharmaceuticals, Inc. *	60,600	516,918
Verastem, Inc. *	39,800	47,760
Versartis, Inc. *	31,735	353,528
Vitae Pharmaceuticals, Inc. *	18,478	181,084
Vital Therapies, Inc. *(b)	35,847	328,000
VIVUS, Inc. *(b)	190,400	192,304
Voyager Therapeutics, Inc. *(b)	10,100	107,868
vTv Therapeutics, Inc., Class A *	7,000	50,750
XBiotech, Inc. *	5,538	45,689
Xencor, Inc. *	50,028	541,303
XenoPort, Inc. *	98,100	487,557
XOMA Corp. *(b)	150,400	151,904
Zafgen, Inc. *(b)	23,672	157,419
ZIOPHARM Oncology, Inc. *(b)	177,164	880,505
Zogenix, Inc. *	40,225	381,333
Zynerba Pharmaceuticals, Inc. *(b)	4,700	31,114
		175,416,250
Real Estate 10.1%
Acadia Realty Trust	106,357	3,626,774
AG Mortgage Investment Trust, Inc.	41,300	484,449
Security	Number of Shares	Value ($)
Agree Realty Corp.	31,300	1,155,596
Alexander & Baldwin, Inc.	76,360	2,313,708
Alexander's, Inc.	3,341	1,219,465
Altisource Asset Management Corp. *(b)	1,385	21,398
Altisource Portfolio Solutions S.A. *(b)	19,887	574,734
Altisource Residential Corp.	87,800	873,610
American Assets Trust, Inc.	58,200	2,176,098
American Capital Mortgage Investment Corp.	76,700	999,401
American Residential Properties, Inc.	47,200	799,568
Anworth Mortgage Asset Corp.	175,100	745,926
Apollo Commercial Real Estate Finance, Inc.	94,700	1,505,730
Apollo Residential Mortgage, Inc.	50,875	551,994
Ares Commercial Real Estate Corp.	41,900	446,654
Armada Hoffler Properties, Inc.	51,600	555,732
ARMOUR Residential REIT, Inc.	63,829	1,244,027
Ashford Hospitality Prime, Inc.	42,487	466,932
Ashford Hospitality Trust, Inc.	128,682	715,472
AV Homes, Inc. *	24,800	253,456
Bluerock Residential Growth REIT, Inc.	26,308	272,551
Campus Crest Communities, Inc. *	95,500	660,860
Capstead Mortgage Corp.	145,829	1,362,043
CareTrust REIT, Inc.	79,365	814,285
CatchMark Timber Trust, Inc., Class A	68,009	740,618
Cedar Realty Trust, Inc.	140,700	993,342
Chatham Lodging Trust	63,934	1,205,795
Chesapeake Lodging Trust	93,585	2,350,855
Colony Capital, Inc., Class A	177,526	3,058,773
Colony Starwood Homes	57,400	1,235,248
Consolidated-Tomoka Land Co.	7,600	353,020
CorEnergy Infrastructure Trust, Inc. (b)	19,500	308,100
CoreSite Realty Corp.	38,300	2,456,562
Cousins Properties, Inc.	341,101	2,940,291
CubeSmart	259,943	8,133,616
CyrusOne, Inc.	103,604	3,817,807
CYS Investments, Inc.	246,361	1,697,427
DCT Industrial Trust, Inc.	136,926	4,900,582
DiamondRock Hospitality Co.	319,317	2,650,331
DuPont Fabros Technology, Inc.	99,124	3,287,943
Dynex Capital, Inc.	77,200	463,200
Easterly Government Properties, Inc.	21,600	384,912
EastGroup Properties, Inc.	50,990	2,722,356
Education Realty Trust, Inc.	98,513	3,849,888
EPR Properties	87,200	5,227,640
Equity One, Inc.	121,031	3,354,979
FelCor Lodging Trust, Inc.	234,213	1,630,122
First Industrial Realty Trust, Inc.	174,837	3,599,894
First Potomac Realty Trust	90,700	887,953
Forestar Group, Inc. *	49,700	451,276
Franklin Street Properties Corp.	146,365	1,428,522
FRP Holdings, Inc. *	12,700	385,572
Getty Realty Corp.	39,459	705,527
Gladstone Commercial Corp.	34,300	490,490

    13

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Government Properties Income Trust	114,747	1,575,476
Gramercy Property Trust	657,068	4,803,167
Great Ajax Corp.	9,400	103,588
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	60,845	1,092,168
Hatteras Financial Corp.	154,951	1,899,699
Healthcare Realty Trust, Inc.	156,981	4,558,728
Hersha Hospitality Trust	72,925	1,281,292
Highwoods Properties, Inc.	147,007	6,216,926
Hudson Pacific Properties, Inc.	118,511	3,011,365
Independence Realty Trust, Inc.	46,109	314,002
InfraREIT, Inc. *	34,700	670,751
Inland Real Estate Corp.	133,336	1,428,029
Invesco Mortgage Capital, Inc.	188,006	2,128,228
Investors Real Estate Trust	187,002	1,219,253
iStar, Inc. *	131,700	1,374,948
Kennedy-Wilson Holdings, Inc.	146,287	2,966,700
Kite Realty Group Trust	130,939	3,469,883
Ladder Capital Corp.	61,422	675,642
LaSalle Hotel Properties	179,279	3,972,823
Lexington Realty Trust	314,774	2,307,293
LTC Properties, Inc.	55,251	2,460,327
Mack-Cali Realty Corp.	141,200	2,935,548
Marcus & Millichap, Inc. *	19,579	462,848
Medical Properties Trust, Inc.	367,967	4,047,637
Monmouth Real Estate Investment Corp.	105,100	1,080,428
Monogram Residential Trust, Inc.	260,924	2,275,257
National Health Investors, Inc.	58,568	3,553,906
National Storage Affiliates Trust	33,821	588,147
New Residential Investment Corp.	357,297	4,069,613
New Senior Investment Group, Inc.	133,669	1,228,418
New York Mortgage Trust, Inc. (b)	175,200	847,968
New York REIT, Inc.	249,088	2,560,625
NexPoint Residential Trust, Inc.	30,669	364,961
One Liberty Properties, Inc.	18,700	387,464
Orchid Island Capital, Inc. (b)	36,959	328,196
Parkway Properties, Inc.	128,593	1,732,148
Pebblebrook Hotel Trust	113,800	2,778,996
Pennsylvania Real Estate Investment Trust	106,167	2,078,750
PennyMac Mortgage Investment Trust	119,921	1,624,930
Physicians Realty Trust	135,850	2,318,959
Potlatch Corp.	64,603	1,863,151
Preferred Apartment Communities, Inc., Class A	39,897	480,759
PS Business Parks, Inc.	29,938	2,592,032
QTS Realty Trust, Inc., Class A	44,039	2,034,602
RAIT Financial Trust	154,400	395,264
Ramco-Gershenson Properties Trust	120,921	2,066,540
RE/MAX Holdings, Inc., Class A	16,800	584,976
Redwood Trust, Inc.	137,200	1,477,644
Resource Capital Corp.	49,037	510,966
Retail Opportunity Investments Corp.	156,647	2,896,403
Rexford Industrial Realty, Inc.	88,116	1,435,410
RLJ Lodging Trust	209,135	3,825,079
Rouse Properties, Inc.	54,500	953,750
Ryman Hospitality Properties, Inc.	67,385	3,163,726
Security	Number of Shares	Value ($)
Sabra Health Care REIT, Inc.	102,796	1,887,335
Saul Centers, Inc.	15,800	803,746
Select Income REIT	94,928	1,794,139
Silver Bay Realty Trust Corp.	56,433	787,805
Sovran Self Storage, Inc.	55,817	6,289,460
STAG Industrial, Inc.	99,800	1,689,614
STORE Capital Corp.	62,300	1,544,417
Summit Hotel Properties, Inc.	137,500	1,395,625
Sun Communities, Inc.	78,736	5,243,030
Sunstone Hotel Investors, Inc.	333,354	3,960,246
Tejon Ranch Co. *	19,092	373,440
Terreno Realty Corp.	67,900	1,526,392
The Geo Group, Inc.	116,880	3,457,310
The RMR Group, Inc., Class A *	12,719	265,191
The St. Joe Co. *	86,600	1,377,806
UMH Properties, Inc.	31,900	300,817
United Development Funding IV (b)	44,425	447,360
Universal Health Realty Income Trust	19,444	988,339
Urban Edge Properties	139,787	3,396,824
Urstadt Biddle Properties, Inc., Class A	47,174	957,632
Washington Real Estate Investment Trust	108,582	2,739,524
Western Asset Mortgage Capital Corp.	72,056	706,869
Whitestone REIT	41,700	459,534
Xenia Hotels & Resorts, Inc.	178,862	2,616,751
		241,637,699
Retailing 4.1%
1-800-Flowers.com, Inc., Class A *	34,800	247,254
Abercrombie & Fitch Co., Class A	108,863	2,856,565
America's Car-Mart, Inc. *	11,500	269,790
American Eagle Outfitters, Inc.	302,815	4,433,212
Asbury Automotive Group, Inc. *	40,485	1,906,034
Ascena Retail Group, Inc. *	274,663	2,027,013
Barnes & Noble Education, Inc. *	46,395	511,273
Barnes & Noble, Inc.	73,410	643,806
bebe stores, Inc.	51,449	19,870
Big 5 Sporting Goods Corp.	34,384	418,453
Big Lots, Inc.	77,000	2,986,060
Blue Nile, Inc. *	19,000	661,010
Boot Barn Holdings, Inc. *	21,411	130,179
Build-A-Bear Workshop, Inc. *	27,400	358,392
Burlington Stores, Inc. *	118,491	6,366,521
Caleres, Inc.	68,275	1,835,232
Chico's FAS, Inc.	228,451	2,373,606
Christopher & Banks Corp. *	51,800	89,614
Citi Trends, Inc.	24,846	513,318
Conn's, Inc. *(b)	35,300	434,896
Core-Mark Holding Co., Inc.	36,141	2,937,902
Destination XL Group, Inc. *	56,400	242,520
Duluth Holdings, Inc. *(b)	12,300	203,073
Etsy, Inc. *	35,663	276,745
EVINE Live, Inc. *	56,000	68,320
Express, Inc. *	132,898	2,253,950
Fenix Parts, Inc. *(b)	27,427	137,135
Five Below, Inc. *	85,000	2,994,550
Francesca's Holdings Corp. *	69,100	1,259,693
Fred's, Inc., Class A	60,300	994,950

14

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
FTD Cos., Inc. *	28,097	693,996
Genesco, Inc. *	34,944	2,311,196
Group 1 Automotive, Inc.	37,400	2,006,510
Guess?, Inc.	94,900	1,759,446
Haverty Furniture Cos., Inc.	30,300	574,185
Hibbett Sports, Inc. *	37,575	1,208,412
HSN, Inc.	52,055	2,449,708
Kirkland's, Inc.	27,800	328,874
Lands' End, Inc. *(b)	24,200	527,076
Liberty TripAdvisor Holdings, Inc., Class A *	118,011	2,635,186
Lithia Motors, Inc., Class A	35,037	2,682,783
Lumber Liquidators Holdings, Inc. *(b)	39,398	508,628
MarineMax, Inc. *	37,700	637,507
Mattress Firm Holding Corp. *(b)	32,916	1,201,434
Monro Muffler Brake, Inc.	50,246	3,303,674
Nutrisystem, Inc.	46,448	920,135
Ollie's Bargain Outlet Holdings, Inc. *	17,500	391,125
Outerwall, Inc. (b)	25,600	865,280
Overstock.com, Inc. *	15,500	183,830
Party City Holdco, Inc. *	33,816	325,648
PetMed Express, Inc. (b)	29,500	531,590
Pier 1 Imports, Inc.	140,400	564,408
Pool Corp.	68,128	5,756,816
Rent-A-Center, Inc.	86,585	1,179,288
Restoration Hardware Holdings, Inc. *	51,241	3,157,470
Select Comfort Corp. *	84,312	1,775,611
Shoe Carnival, Inc.	24,850	576,271
Shutterfly, Inc. *	54,047	2,251,058
Sonic Automotive, Inc., Class A	50,774	869,251
Sportsman's Warehouse Holdings, Inc. *	32,300	423,453
Stage Stores, Inc.	46,827	388,664
Stein Mart, Inc.	44,300	326,048
Systemax, Inc. *	14,500	123,250
Tailored Brands, Inc.	72,769	997,663
The Buckle, Inc. (b)	45,864	1,303,455
The Cato Corp., Class A	42,404	1,710,153
The Children's Place, Inc.	31,590	2,056,509
The Container Store Group, Inc. *	25,200	108,864
The Finish Line, Inc., Class A	71,619	1,356,464
The Pep Boys - Manny, Moe & Jack *	86,000	1,590,140
Tile Shop Holdings, Inc. *	41,100	621,021
Tilly's, Inc., Class A *	12,600	81,774
Tuesday Morning Corp. *	65,800	366,506
Vitamin Shoppe, Inc. *	45,400	1,381,522
VOXX International Corp. *	31,300	134,277
Wayfair, Inc., Class A *(b)	31,498	1,423,710
West Marine, Inc. *	24,500	202,615
Weyco Group, Inc.	9,100	243,880
Winmark Corp.	3,000	283,080
Zumiez, Inc. *	30,100	545,111
		98,295,491
Semiconductors & Semiconductor Equipment 3.3%
Advanced Energy Industries, Inc. *	63,837	1,792,543
Advanced Micro Devices, Inc. *(b)	974,643	2,144,215
Security	Number of Shares	Value ($)
Alpha & Omega Semiconductor Ltd. *	28,000	267,400
Ambarella, Inc. *(b)	48,400	1,920,512
Amkor Technology, Inc. *	152,218	934,618
Applied Micro Circuits Corp. *	134,965	750,405
Axcelis Technologies, Inc. *	188,400	493,608
Brooks Automation, Inc.	107,531	1,024,770
Cabot Microelectronics Corp. *	38,700	1,572,768
Cascade Microtech, Inc. *	18,700	296,395
Cavium, Inc. *	86,900	5,020,213
CEVA, Inc. *	32,336	748,578
Cirrus Logic, Inc. *	100,000	3,472,000
Cohu, Inc.	36,800	445,648
Diodes, Inc. *	59,781	1,143,611
DSP Group, Inc. *	31,400	300,498
Entegris, Inc. *	221,100	2,578,026
Exar Corp. *	58,500	321,750
Fairchild Semiconductor International, Inc. *	184,642	3,783,315
FormFactor, Inc. *	94,273	783,409
Inphi Corp. *	60,433	1,677,016
Integrated Device Technology, Inc. *	231,689	5,903,436
Intersil Corp., Class A	202,300	2,629,900
IXYS Corp.	42,600	508,218
Kopin Corp. *	100,300	193,579
Lattice Semiconductor Corp. *	193,900	942,354
M/A-COM Technology Solutions Holdings, Inc. *	36,753	1,414,990
Mattson Technology, Inc. *	131,254	458,076
MaxLinear, Inc., Class A *	81,260	1,249,779
Microsemi Corp. *	170,544	5,406,245
MKS Instruments, Inc.	83,589	2,962,394
Monolithic Power Systems, Inc.	62,300	3,898,111
Nanometrics, Inc. *	40,600	573,678
NeoPhotonics Corp. *	41,863	375,511
NVE Corp.	6,500	322,400
PDF Solutions, Inc. *	44,800	485,184
Photronics, Inc. *	105,337	1,257,724
Power Integrations, Inc.	45,362	2,137,911
Rambus, Inc. *	179,800	2,200,752
Rudolph Technologies, Inc. *	46,700	598,227
Semtech Corp. *	106,429	2,139,223
Sigma Designs, Inc. *	48,758	323,266
Silicon Laboratories, Inc. *	66,050	3,011,880
Synaptics, Inc. *	57,800	4,237,318
Tessera Technologies, Inc.	81,959	2,362,058
Ultra Clean Holdings, Inc. *	43,300	223,428
Ultratech, Inc. *	41,700	841,089
Veeco Instruments, Inc. *	64,839	1,208,599
Xcerra Corp. *	84,400	462,512
		79,799,140
Software & Services 9.7%
6D Global Technologies, Inc. *(b)(d)	24,294	53,022
A10 Networks, Inc. *	45,219	267,697
ACI Worldwide, Inc. *	184,352	3,299,901
Actua Corp. *	70,100	663,146
Acxiom Corp. *	124,000	2,318,800
Alarm.com Holdings, Inc. *(b)	15,800	255,170
Amber Road, Inc. *	37,900	165,623
American Software, Inc., Class A	45,000	437,850

    15

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Angie's List, Inc. *	74,600	633,354
Apigee Corp. *(b)	7,000	54,040
Appfolio, Inc., Class A *(b)	6,300	84,420
Aspen Technology, Inc. *	134,999	4,379,368
AVG Technologies N.V. *	64,858	1,223,870
Bankrate, Inc. *	108,700	1,243,528
Barracuda Networks, Inc. *	11,600	122,728
Bazaarvoice, Inc. *	107,400	388,788
Benefitfocus, Inc. *	11,390	332,132
Blackbaud, Inc.	72,769	4,473,838
Blackhawk Network Holdings, Inc. *	86,302	3,252,722
Blucora, Inc. *	63,100	544,553
Bottomline Technologies de, Inc. *	63,700	1,835,834
Box, Inc., Class A *(b)	20,500	220,580
Brightcove, Inc. *	49,900	276,446
BroadSoft, Inc. *	45,600	1,559,976
CACI International, Inc., Class A *	38,258	3,178,092
Callidus Software, Inc. *	86,000	1,326,980
Carbonite, Inc. *	26,000	233,220
Cardtronics, Inc. *	71,500	2,202,915
Care.com, Inc. *(b)	23,800	142,562
Cass Information Systems, Inc.	17,640	897,876
ChannelAdvisor Corp. *	30,400	371,792
Ciber, Inc. *	120,800	392,600
Cimpress N.V. *(b)	51,400	4,035,928
Code Rebel Corp. *(b)	2,500	5,675
CommVault Systems, Inc. *	71,447	2,680,691
comScore, Inc. *	54,300	2,092,179
Constant Contact, Inc. *	51,085	1,614,797
Convergys Corp.	156,300	3,819,972
Cornerstone OnDemand, Inc. *	82,700	2,538,063
CSG Systems International, Inc.	51,100	1,785,434
Cvent, Inc. *	36,000	950,760
Datalink Corp. *	27,300	196,014
Demandware, Inc. *	53,310	2,261,943
DHI Group, Inc. *	73,100	680,561
Digimarc Corp. *(b)	13,600	486,608
Digital Turbine, Inc. *(b)	65,944	87,046
EarthLink Holdings Corp.	161,881	958,336
Ebix, Inc. (b)	41,800	1,426,216
Ellie Mae, Inc. *(b)	46,000	3,212,180
Endurance International Group Holdings, Inc. *	93,002	853,758
EnerNOC, Inc. *	42,000	220,500
Envestnet, Inc. *	59,454	1,394,196
EPAM Systems, Inc. *	76,183	5,706,107
Epiq Systems, Inc.	48,100	602,212
Euronet Worldwide, Inc. *	80,682	6,436,003
Everi Holdings, Inc. *	103,300	290,273
EVERTEC, Inc.	106,100	1,457,814
Everyday Health, Inc. *	26,939	123,919
ExlService Holdings, Inc. *	50,592	2,208,847
Fair Isaac Corp.	48,941	4,677,291
Five9, Inc. *	33,000	274,890
Fleetmatics Group plc *	60,600	2,630,646
Forrester Research, Inc.	16,017	512,064
Gigamon, Inc. *	44,500	1,163,675
Globant S.A. *(b)	24,751	752,925
Glu Mobile, Inc. *	170,358	376,491
Gogo, Inc. *(b)	89,100	1,296,405
GrubHub, Inc. *	118,576	2,235,158
Security	Number of Shares	Value ($)
GTT Communications, Inc. *	40,643	605,174
Guidance Software, Inc. *	31,700	152,160
Guidewire Software, Inc. *	109,227	6,011,854
Heartland Payment Systems, Inc.	56,800	5,230,144
Hortonworks, Inc. *	12,500	121,250
HubSpot, Inc. *	29,889	1,213,195
Imperva, Inc. *	41,942	2,162,530
Infoblox, Inc. *	94,600	1,526,844
Instructure, Inc. *	9,400	162,902
Interactive Intelligence Group, Inc. *	28,973	691,875
Internap Corp. *	96,000	370,560
Intralinks Holdings, Inc. *	61,600	496,496
j2 Global, Inc.	74,728	5,418,527
Jive Software, Inc. *	82,300	286,404
Limelight Networks, Inc. *	90,900	113,625
Lionbridge Technologies, Inc. *	99,900	462,537
Liquidity Services, Inc. *	35,400	230,454
LivePerson, Inc. *	99,100	560,906
LogMeIn, Inc. *	38,000	1,985,120
Luxoft Holding, Inc. *	28,470	2,137,528
Manhattan Associates, Inc. *	114,988	6,629,058
ManTech International Corp., Class A	38,700	1,115,721
Marchex, Inc., Class B	48,200	184,124
Marin Software, Inc. *	38,600	130,854
Marketo, Inc. *	53,589	1,018,727
MAXIMUS, Inc.	101,917	5,439,310
MaxPoint Interactive, Inc. *(b)	7,439	11,605
Mentor Graphics Corp.	157,267	2,733,300
MicroStrategy, Inc., Class A *	14,162	2,443,087
MINDBODY, Inc., Class A *(b)	9,300	109,926
MobileIron, Inc. *(b)	76,236	281,311
Model N, Inc. *	28,300	308,470
ModusLink Global Solutions, Inc. *	58,700	126,205
MoneyGram International, Inc. *	42,800	226,840
Monotype Imaging Holdings, Inc.	63,400	1,581,196
Monster Worldwide, Inc. *	133,500	666,165
NeuStar, Inc., Class A *(b)	88,379	2,172,356
New Relic, Inc. *	10,300	290,666
NIC, Inc.	102,900	2,036,391
OPOWER, Inc. *(b)	48,011	408,094
Park City Group, Inc. *(b)	14,000	122,220
Paycom Software, Inc. *	48,107	1,450,426
Paylocity Holding Corp. *	24,445	760,728
Pegasystems, Inc.	53,200	1,250,200
Perficient, Inc. *	53,497	1,019,118
PFSweb, Inc. *	18,923	234,267
Progress Software Corp. *	79,220	2,051,006
Proofpoint, Inc. *	62,000	3,122,320
PROS Holdings, Inc. *	34,000	417,520
Q2 Holdings, Inc. *	31,493	682,138
QAD, Inc., Class A	14,100	260,991
Qlik Technologies, Inc. *	142,321	3,563,718
Qualys, Inc. *	39,426	1,024,682
QuinStreet, Inc. *	44,900	171,069
Quotient Technology, Inc. *(b)	99,832	605,980
Rapid7, Inc. *(b)	9,900	129,690
RealNetworks, Inc. *	52,657	190,618
RealPage, Inc. *	82,900	1,599,141
Reis, Inc.	11,900	268,345
RetailMeNot, Inc. *	65,800	598,780
RingCentral, Inc., Class A *	82,168	1,792,906

16

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rocket Fuel, Inc. *(b)	26,900	84,197
Rovi Corp. *	130,136	2,532,447
Sapiens International Corp. N.V.	43,366	436,262
Science Applications International Corp.	70,784	3,016,814
SciQuest, Inc. *	48,200	613,586
Seachange International, Inc. *	46,700	290,474
ServiceSource International, Inc. *	105,500	408,285
Shutterstock, Inc. *(b)	32,660	943,547
Silver Spring Networks, Inc. *	60,200	689,290
SPS Commerce, Inc. *	25,500	1,664,640
Stamps.com, Inc. *	21,700	2,035,894
Sykes Enterprises, Inc. *	60,293	1,775,026
Synchronoss Technologies, Inc. *	62,462	1,913,836
Syntel, Inc. *	48,600	2,300,724
Take-Two Interactive Software, Inc. *	132,812	4,608,576
Tangoe, Inc. *	56,800	475,416
TechTarget, Inc. *	31,700	252,015
TeleCommunication Systems, Inc., Class A *	67,800	336,288
Telenav, Inc. *	40,000	230,400
TeleTech Holdings, Inc.	27,200	726,512
Textura, Corp. *	27,400	432,646
The Hackett Group, Inc.	40,800	602,616
The Rubicon Project, Inc. *	42,361	571,450
TiVo, Inc. *	150,203	1,198,620
Travelport Worldwide Ltd.	167,262	1,821,483
Travelzoo, Inc. *	9,800	79,478
TrueCar, Inc. *	86,959	563,494
TubeMogul, Inc. *(b)	29,288	330,076
Tyler Technologies, Inc. *	52,152	8,190,993
Unisys Corp. *	77,550	761,541
United Online, Inc. *	18,164	192,720
Varonis Systems, Inc. *	15,900	299,238
VASCO Data Security International, Inc. *(b)	45,900	711,450
Verint Systems, Inc. *	96,060	3,516,757
VirnetX Holding Corp. *(b)	65,700	261,486
Virtusa Corp. *	44,900	2,007,928
Web.com Group, Inc. *	66,800	1,257,844
WebMD Health Corp. *	58,570	2,993,513
Wix.com Ltd. *	31,800	649,356
Workiva, Inc. *	14,300	213,499
Xactly Corp. *	8,500	59,160
XO Group, Inc. *	39,800	593,020
Xura, Inc. *	37,570	806,252
Zendesk, Inc. *	86,094	1,894,929
Zix Corp. *	88,900	399,161
		233,791,293
Technology Hardware & Equipment 4.9%
ADTRAN, Inc.	79,800	1,449,168
Aerohive Networks, Inc. *(b)	31,800	149,142
Agilysys, Inc. *	24,000	237,600
Alliance Fiber Optic Products, Inc. *	24,500	352,065
Anixter International, Inc. *	44,824	2,216,099
Applied Optoelectronics, Inc. *	29,400	481,278
Avid Technology, Inc. *	60,942	432,688
AVX Corp.	72,454	831,772
Badger Meter, Inc.	21,940	1,224,910
Security	Number of Shares	Value ($)
Bel Fuse, Inc., Class B	14,100	213,897
Belden, Inc.	67,908	2,901,030
Benchmark Electronics, Inc. *	81,294	1,707,174
Black Box Corp.	24,092	183,581
CalAmp Corp. *	53,500	909,500
Calix, Inc. *	76,200	585,216
Checkpoint Systems, Inc.	61,644	399,453
Ciena Corp. *	194,474	3,455,803
Clearfield, Inc. *(b)	16,700	247,160
Coherent, Inc. *	37,189	2,873,594
Comtech Telecommunications Corp.	25,300	493,856
Control4 Corp. *(b)	31,800	217,194
CPI Card Group, Inc. *(b)	30,300	254,823
Cray, Inc. *	64,800	2,552,472
CTS Corp.	52,200	822,150
Daktronics, Inc.	59,300	476,179
Diebold, Inc.	101,933	2,825,583
Digi International, Inc. *	33,900	309,168
DTS, Inc. *	24,942	555,708
Eastman Kodak Co. *(b)	25,900	236,208
Electro Rent Corp.	25,200	220,248
Electronics For Imaging, Inc. *	72,388	2,995,415
EMCORE Corp. *	34,290	207,797
ePlus, Inc. *	9,200	871,332
Extreme Networks, Inc. *	166,900	460,644
Fabrinet *	56,500	1,407,415
FARO Technologies, Inc. *	25,200	646,884
FEI Co.	64,414	4,666,794
Finisar Corp. *	157,500	2,000,250
GSI Group, Inc. *	57,700	713,172
Harmonic, Inc. *	123,200	406,560
II-VI, Inc. *	82,800	1,722,240
Imation Corp. *	38,856	32,627
Immersion Corp. *	46,379	393,294
Infinera Corp. *	210,804	3,229,517
Insight Enterprises, Inc. *	60,100	1,420,163
InterDigital, Inc.	57,300	2,580,792
InvenSense, Inc. *	128,300	1,053,343
Itron, Inc. *	61,569	2,029,314
Ixia *	90,364	864,783
Kimball Electronics, Inc. *	49,900	500,996
Knowles Corp. *(b)	133,397	1,814,199
KVH Industries, Inc. *	30,800	297,220
Littelfuse, Inc.	34,800	3,546,120
Mercury Systems, Inc. *	54,201	1,034,697
Mesa Laboratories, Inc.	4,800	499,200
Methode Electronics, Inc.	60,600	1,579,236
MTS Systems Corp.	24,075	1,285,605
Multi-Fineline Electronix, Inc. *	12,100	202,433
NETGEAR, Inc. *	50,000	1,868,500
NetScout Systems, Inc. *	145,000	3,124,750
Newport Corp. *	57,700	878,771
Nimble Storage, Inc. *	77,777	510,995
Novatel Wireless, Inc. *(b)	52,496	56,696
Oclaro, Inc. *(b)	137,300	475,058
OSI Systems, Inc. *	31,400	1,721,348
Park Electrochemical Corp.	32,946	536,361
PC Connection, Inc.	17,700	399,489
Plantronics, Inc.	54,930	2,462,512
Plexus Corp. *	53,662	1,875,487
Polycom, Inc. *	214,200	2,182,698

    17

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pure Storage, Inc., Class A *(b)	45,000	585,450
QLogic Corp. *	138,368	1,773,878
Quantum Corp. *	324,083	154,004
RealD, Inc. *	60,400	627,556
Rofin-Sinar Technologies, Inc. *	45,436	1,158,164
Rogers Corp. *	27,867	1,322,847
Ruckus Wireless, Inc. *	122,500	1,030,225
Sanmina Corp. *	119,900	2,246,926
ScanSource, Inc. *	43,405	1,362,049
ShoreTel, Inc. *	105,257	864,160
Silicon Graphics International Corp. *	53,400	313,725
Sonus Networks, Inc. *	72,111	432,666
Stratasys Ltd. *(b)	77,206	1,258,458
Super Micro Computer, Inc. *	60,026	1,787,574
SYNNEX Corp.	44,900	3,769,355
Tech Data Corp. *	56,767	3,542,261
TTM Technologies, Inc. *	91,192	531,649
Ubiquiti Networks, Inc. *(b)	48,372	1,432,295
Universal Display Corp. *	64,252	3,154,773
ViaSat, Inc. *	67,419	4,213,688
Violin Memory, Inc. *(b)	117,600	104,664
Vishay Intertechnology, Inc.	217,528	2,492,871
Vishay Precision Group, Inc. *	16,500	195,030
		118,723,694
Telecommunication Services 0.9%
8x8, Inc. *	138,700	1,742,072
Atlantic Tele-Network, Inc.	16,700	1,285,733
Boingo Wireless, Inc. *	51,500	314,150
Cincinnati Bell, Inc. *	340,645	1,103,690
Cogent Communications Holdings, Inc.	71,600	2,392,156
Consolidated Communications Holdings, Inc.	82,274	1,648,771
FairPoint Communications, Inc. *	28,900	433,500
General Communication, Inc., Class A *	56,800	1,029,216
Globalstar, Inc. *(b)	745,589	954,354
Hawaiian Telcom Holdco, Inc. *	16,813	401,158
IDT Corp., Class B	31,300	397,510
inContact, Inc. *	101,000	873,650
Inteliquent, Inc.	54,500	936,310
Intelsat S.A. *(b)	40,100	133,934
Iridium Communications, Inc. *	133,700	930,552
Lumos Networks Corp. *	37,200	430,776
NTELOS Holdings Corp. *	26,050	240,963
ORBCOMM, Inc. *	99,400	725,620
pdvWireless, Inc. *(b)	22,505	541,695
Shenandoah Telecommunications Co.	74,800	1,718,904
Spok Holdings, Inc.	36,600	659,166
Straight Path Communications, Inc., Class B *(b)	13,015	292,837
Vonage Holdings Corp. *	285,200	1,463,076
Windstream Holdings, Inc. (b)	164,264	947,803
		21,597,596
Security	Number of Shares	Value ($)
Transportation 1.5%
Air Transport Services Group, Inc. *	81,500	792,995
Allegiant Travel Co.	21,081	3,382,868
ArcBest Corp.	40,572	832,943
Atlas Air Worldwide Holdings, Inc. *	40,700	1,494,911
Celadon Group, Inc.	39,100	310,454
Covenant Transport Group, Inc., Class A *	15,994	312,363
Eagle Bulk Shipping, Inc. *(b)	29,680	39,177
Echo Global Logistics, Inc. *	45,275	996,503
Forward Air Corp.	49,182	2,122,695
Golden Ocean Group Ltd. *(b)	112,200	83,376
Hawaiian Holdings, Inc. *	74,900	2,637,229
Heartland Express, Inc.	81,500	1,397,725
Hub Group, Inc., Class A *	58,398	1,779,387
Knight Transportation, Inc.	96,600	2,363,802
Marten Transport Ltd.	35,365	593,425
Matson, Inc.	67,731	2,737,010
Navios Maritime Holdings, Inc.	116,400	113,385
P.A.M. Transportation Services, Inc. *	4,000	103,320
Park-Ohio Holdings Corp.	13,600	388,008
Radiant Logistics, Inc. *	36,754	121,656
Republic Airways Holdings, Inc. *	74,100	157,833
Roadrunner Transportation Systems, Inc. *	40,900	323,928
Safe Bulkers, Inc.	57,100	25,027
Saia, Inc. *	37,900	810,681
Scorpio Bulkers, Inc. *(b)	40,575	133,086
SkyWest, Inc.	81,212	1,219,804
Swift Transportation Co. *	135,100	2,203,481
Ultrapetrol Bahamas Ltd. *	33,800	2,163
Universal Truckload Services, Inc.	11,747	151,654
USA Truck, Inc. *	14,200	229,614
Virgin America, Inc. *	38,288	1,181,185
Werner Enterprises, Inc.	72,249	1,744,813
Wesco Aircraft Holdings, Inc. *	102,400	1,156,096
XPO Logistics, Inc. *(b)	110,902	2,534,111
YRC Worldwide, Inc. *	57,700	596,618
		35,073,326
Utilities 4.2%
Abengoa Yield plc (b)	80,384	1,362,509
ALLETE, Inc.	77,099	4,078,537
American States Water Co.	58,600	2,660,440
Artesian Resources Corp., Class A	10,500	318,255
Atlantic Power Corp. (b)	217,000	405,790
Avista Corp.	97,730	3,618,942
Black Hills Corp.	79,298	3,907,805
California Water Service Group	76,474	1,918,733
Chesapeake Utilities Corp.	23,400	1,473,498
Cleco Corp.	94,100	5,000,474
Connecticut Water Service, Inc.	18,400	789,912
Consolidated Water Co., Ltd.	20,376	236,973
Dynegy, Inc. *	192,800	2,282,752
El Paso Electric Co.	63,303	2,590,992
Genie Energy Ltd., Class B *	16,911	142,221
IDACORP, Inc.	77,943	5,424,053
MGE Energy, Inc.	53,840	2,608,548
Middlesex Water Co.	25,485	739,065

18

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
New Jersey Resources Corp.	134,300	4,730,046
Northwest Natural Gas Co.	42,495	2,207,615
NorthWestern Corp.	72,569	4,052,253
NRG Yield, Inc., Class A	59,933	743,169
NRG Yield, Inc., Class C	91,524	1,211,778
ONE Gas, Inc.	81,800	4,626,608
Ormat Technologies, Inc.	58,273	2,062,864
Otter Tail Corp.	59,153	1,646,820
Pattern Energy Group, Inc.	85,900	1,627,805
Piedmont Natural Gas Co., Inc.	122,206	7,239,483
PNM Resources, Inc.	126,400	3,970,224
Portland General Electric Co.	139,608	5,426,563
SJW Corp.	24,600	801,960
South Jersey Industries, Inc.	108,420	2,695,321
Southwest Gas Corp.	73,096	4,300,238
Spark Energy, Inc., Class A (b)	6,900	186,576
Talen Energy Corp. *	127,547	911,961
TerraForm Global, Inc., Class A (b)	83,500	353,205
The Empire District Electric Co.	69,800	2,047,932
The Laclede Group, Inc.	67,771	4,333,278
The York Water Co.	19,200	512,064
Unitil Corp.	22,100	856,375
Vivint Solar, Inc. *(b)	27,000	224,100
WGL Holdings, Inc.	78,033	5,211,824
		101,539,561
Total Common Stock
(Cost $2,094,768,491)		2,383,930,317

Rights 0.0% of net assets
Automobiles & Components 0.0%
Furiex Pharmaceuticals CVR *(a)(d)	11,000	—
Consumer Services 0.0%
Empire Resorts, Inc. *(a)	1	—
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(a)(d)	224,713	249,432
Omthera Pharmaceutical CVR *(a)(d)	8,400	—
		249,432
Telecommunication Services 0.0%
Leap Wireless CVR *(a)(d)	84,700	181,427
Total Rights
(Cost $462,876)		430,859

Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(a)(d)	24,500	—
Total Warrants
(Cost $—)		—
Security	Number of Shares	Value ($)
Other Investment Company 4.7% of net assets
Securities Lending Collateral 4.7%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	111,782,790	111,782,790
Total Other Investment Company
(Cost $111,782,790)		111,782,790
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.3% of net assets
Time Deposits 2.3%
ING Bank
0.14%, 02/01/16	23,221,383	23,221,383
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	23,221,383	23,221,383
Wells Fargo
0.14%, 02/01/16	9,844,871	9,844,871
Total Short-Term Investments
(Cost $56,287,637)		56,287,637

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,271,081,316 and the unrealized appreciation and depreciation were $661,071,299 and ($379,721,012), respectively, with a net unrealized appreciation of $281,350,287.
*	Non-income producing security.
(a)	Illiquid security. At the period end, the value of these amounted to $430,859 or 0.0% of net assets.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $111,715,912.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/18/16	175	18,049,500	392,485

    19

Schwab Small-Cap Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$2,150,139,024	$—	$—	$2,150,139,024
Software & Services	233,738,271	—	53,022	233,791,293
Rights [1]	—	—	430,859	430,859
Warrants [1]	—	—	—	—
Other Investment Company[1]	111,782,790	—	—	111,782,790
Short-Term Investments[1]	—	56,287,637	—	56,287,637
Total	$2,495,660,085	$56,287,637	$483,881	$2,552,431,603
Other Financial Instruments
Futures Contracts[2]	$392,485	$—	$—	$392,485
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock	$53,022	$—	$—	$—	$—	$—	$—	$53,022
Rights	320,914	2,530	(32,017)	249,432	($110,000)	—	—	430,859
Total	$373,936	$2,530	($32,017)	$249,432	($110,000)	$—	$—	$483,881
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
20

Schwab Capital Trust
Schwab Total Stock Market Index Fund®
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.5%	Common Stock	2,893,187,453	4,181,156,736
0.0%	Rights	67,392	62,256
0.0%	Warrants	—	—
1.0%	Other Investment Company	44,604,703	44,604,703
1.3%	Short-Term Investments	53,864,698	53,864,698
100.8%	Total Investments	2,991,724,246	4,279,688,393
(0.8%)	Other Assets and Liabilities, Net		(32,899,423)
100.0%	Net Assets		4,246,788,970

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets
Automobiles & Components 1.0%
American Axle & Manufacturing Holdings, Inc. *	13,400	171,788
Autoliv, Inc. (c)	18,600	1,911,708
BorgWarner, Inc.	44,800	1,315,328
Cooper Tire & Rubber Co.	8,900	324,494
Cooper-Standard Holding, Inc. *	5,400	374,004
Dana Holding Corp.	35,200	418,528
Delphi Automotive plc	55,685	3,616,184
Dorman Products, Inc. *	5,000	216,500
Drew Industries, Inc.	5,400	309,960
Federal-Mogul Holdings Corp. *	22,200	105,894
Ford Motor Co.	781,740	9,333,976
General Motors Co.	283,885	8,414,352
Gentex Corp.	59,600	815,924
Gentherm, Inc. *	5,307	212,333
Harley-Davidson, Inc.	42,093	1,683,720
Horizon Global Corp. *	3,717	35,497
Johnson Controls, Inc.	132,500	4,752,775
Lear Corp.	14,000	1,453,620
LookSmart Group, Inc. *(b)(e)	160	—
Modine Manufacturing Co. *	12,100	77,682
Standard Motor Products, Inc.	7,500	279,825
Stoneridge, Inc. *	13,100	148,161
Strattec Security Corp.	1,500	71,955
Tenneco, Inc. *	10,080	385,157
Tesla Motors, Inc. *(c)	21,170	4,047,704
The Goodyear Tire & Rubber Co.	53,637	1,523,827
Thor Industries, Inc.	7,500	393,225
Tower International, Inc.	5,564	128,083
Security	Number of Shares	Value ($)
Visteon Corp.	8,000	535,040
Winnebago Industries, Inc.	7,400	130,314
		43,187,558
Banks 5.8%
1st Source Corp.	6,080	183,738
Ameris Bancorp	6,348	183,648
Arrow Financial Corp.	3,526	97,036
Associated Banc-Corp.	25,000	438,750
Astoria Financial Corp.	19,300	292,009
BancFirst Corp.	2,300	128,662
BancorpSouth, Inc.	16,112	336,419
Bank Mutual Corp.	18,268	143,952
Bank of America Corp.	2,107,001	29,792,994
Bank of Hawaii Corp.	10,000	599,300
Bank of the Ozarks, Inc.	22,800	1,010,952
BankUnited, Inc.	26,896	906,395
Banner Corp.	5,571	231,197
BB&T Corp.	162,332	5,301,763
BBCN Bancorp, Inc.	19,100	290,320
Beneficial Bancorp, Inc. *	9,899	128,192
Berkshire Hills Bancorp, Inc.	8,000	222,240
BNC Bancorp	11,012	255,699
BofI Holding, Inc. *	20,000	343,200
BOK Financial Corp. (c)	3,740	187,037
Boston Private Financial Holdings, Inc.	20,729	214,545
Brookline Bancorp, Inc.	11,705	130,628
Bryn Mawr Bank Corp.	3,400	89,182
Camden National Corp.	2,500	104,925
Capital Bank Financial Corp., Class A	10,300	313,635
Capital City Bank Group, Inc.	6,875	97,281
Capitol Federal Financial, Inc.	21,963	269,486
Cardinal Financial Corp.	3,700	70,559
Cathay General Bancorp	16,006	448,168
CenterState Banks, Inc.	17,590	249,602
Central Pacific Financial Corp.	10,269	215,136
Century Bancorp, Inc., Class A	800	32,400
Chemical Financial Corp.	8,683	276,640
CIT Group, Inc.	38,200	1,121,170
Citigroup, Inc.	604,089	25,722,110
Citizens Financial Group, Inc.	123,800	2,630,750
City Holding Co.	4,800	213,408
Columbia Banking System, Inc.	9,951	294,848
Comerica, Inc.	39,159	1,343,154
Commerce Bancshares, Inc.	19,507	802,323
Community Bank System, Inc.	10,700	402,748
Community Trust Bancorp, Inc.	2,735	95,287
Cullen/Frost Bankers, Inc.	12,600	603,036
CVB Financial Corp.	19,411	297,182
Dime Community Bancshares, Inc.	6,875	118,181
Eagle Bancorp, Inc. *	5,760	272,102
East West Bancorp, Inc.	29,100	943,422
Essent Group Ltd. *	14,900	267,753

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
EverBank Financial Corp.	15,400	216,678
F.N.B. Corp.	31,061	374,285
Fifth Third Bancorp	166,314	2,627,761
First BanCorp (Puerto Rico) *	56,579	147,105
First Busey Corp.	6,733	124,089
First Citizens BancShares, Inc., Class A	1,900	467,514
First Commonwealth Financial Corp.	24,904	217,412
First Financial Bancorp	10,339	165,424
First Financial Bankshares, Inc. (c)	18,200	475,384
First Financial Corp.	2,600	85,930
First Horizon National Corp.	45,216	575,600
First Interstate BancSystem, Inc., Class A	8,900	239,855
First Merchants Corp.	9,041	206,677
First Midwest Bancorp, Inc.	15,825	275,830
First Niagara Financial Group, Inc.	58,465	572,372
First Republic Bank	33,724	2,293,232
First United Corp. *	2,200	21,296
FirstMerit Corp.	27,289	528,861
Flagstar Bancorp, Inc. *	8,060	150,319
Flushing Financial Corp.	6,800	149,600
Fulton Financial Corp.	28,262	363,167
Glacier Bancorp, Inc.	10,497	247,624
Great Southern Bancorp, Inc.	3,400	134,878
Great Western Bancorp, Inc.	13,000	339,560
Hancock Holding Co.	12,344	295,762
Hanmi Financial Corp.	7,000	151,900
Heartland Financial USA, Inc.	2,500	74,875
Heritage Financial Corp.	6,135	111,105
Hilltop Holdings, Inc. *	14,975	239,151
Home BancShares, Inc.	11,500	445,165
Huntington Bancshares, Inc.	177,099	1,519,509
IBERIABANK Corp.	6,075	290,689
Independent Bank Corp., Massachusetts	5,700	260,547
Independent Bank Corp., Michigan	431	6,525
International Bancshares Corp.	13,484	312,694
Investors Bancorp, Inc.	78,997	923,475
JPMorgan Chase & Co.	743,963	44,265,798
Kearny Financial Corp.	12,423	150,194
KeyCorp	192,190	2,144,840
Lakeland Financial Corp.	3,700	162,023
LegacyTexas Financial Group, Inc.	8,700	169,911
LendingTree, Inc. *	2,444	180,098
M&T Bank Corp.	35,266	3,885,608
MainSource Financial Group, Inc.	5,535	122,766
MB Financial, Inc.	13,857	431,230
Merchants Bancshares, Inc.	3,650	106,252
MGIC Investment Corp. *	62,600	414,412
MutualFirst Financial, Inc.	2,000	49,840
National Bank Holdings Corp., Class A	12,800	252,032
National Penn Bancshares, Inc.	32,675	372,495
Nationstar Mortgage Holdings, Inc. *(c)	10,200	103,020
NBT Bancorp, Inc.	11,500	297,850
New York Community Bancorp, Inc.	114,285	1,769,132
Northfield Bancorp, Inc.	15,765	244,042
Northrim BanCorp, Inc.	4,281	98,934
Northwest Bancshares, Inc.	19,350	243,230
Security	Number of Shares	Value ($)
OceanFirst Financial Corp.	7,150	126,698
Ocwen Financial Corp. *	18,620	100,734
OFG Bancorp	8,163	45,876
Old National Bancorp	16,800	206,976
Oritani Financial Corp.	6,000	100,320
PacWest Bancorp	24,833	911,619
Park National Corp.	4,845	426,893
People's United Financial, Inc.	79,087	1,136,480
Peoples Financial Corp. *	3,000	27,510
PHH Corp. *	22,086	271,216
Pinnacle Financial Partners, Inc.	6,475	322,779
Popular, Inc.	19,720	495,761
Premier Financial Bancorp, Inc.	2,645	40,495
PrivateBancorp, Inc.	13,000	489,190
Prosperity Bancshares, Inc.	11,300	479,120
Provident Financial Holdings, Inc.	4,350	76,038
Provident Financial Services, Inc.	14,017	275,294
Radian Group, Inc.	34,300	345,058
Regions Financial Corp.	273,873	2,223,849
Renasant Corp.	8,910	282,892
Republic Bancorp, Inc., Class A	6,521	174,176
S&T Bancorp, Inc.	4,400	118,844
Sandy Spring Bancorp, Inc.	5,900	156,940
Seacoast Banking Corp of Florida *	3,936	58,332
ServisFirst Bancshares, Inc.	5,000	200,350
Shore Bancshares, Inc.	1,250	14,275
Signature Bank *	11,500	1,602,410
Simmons First National Corp., Class A	4,000	177,240
South State Corp.	5,584	373,290
Southside Bancshares, Inc.	4,978	112,154
Southwest Bancorp, Inc.	7,800	130,572
State Bank Financial Corp.	6,200	119,412
Sterling Bancorp	19,185	301,396
Stock Yards Bancorp, Inc.	3,670	143,424
Suffolk Bancorp	4,600	128,754
Sun Bancorp, Inc. *	3,863	81,046
SunTrust Banks, Inc.	106,857	3,908,829
SVB Financial Group *	11,800	1,195,576
Synovus Financial Corp.	28,042	856,122
Talmer Bancorp, Inc., Class A	15,000	240,900
TCF Financial Corp.	32,100	385,521
Texas Capital Bancshares, Inc. *	7,800	278,460
TFS Financial Corp.	19,500	340,275
The First of Long Island Corp.	6,000	174,180
The PNC Financial Services Group, Inc.	105,342	9,127,884
Timberland Bancorp, Inc.	2,000	24,980
Tompkins Financial Corp.	4,024	225,424
Towne Bank	21,600	411,912
TriCo Bancshares	5,682	144,948
TrustCo Bank Corp.	20,657	113,614
Trustmark Corp.	14,762	319,450
U.S. Bancorp	336,537	13,481,672
UMB Financial Corp.	7,774	364,601
Umpqua Holdings Corp.	51,951	752,250
Union Bankshares Corp.	12,893	296,152
United Bankshares, Inc.	12,300	413,034
United Community Banks, Inc.	11,678	210,905
United Financial Bancorp, Inc.	14,699	166,099
Valley National Bancorp	77,242	679,730
Walker & Dunlop, Inc. *	9,700	232,412

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Walter Investment Management Corp. *(c)	5,325	52,664
Washington Federal, Inc.	14,942	319,012
Washington Trust Bancorp, Inc.	3,600	142,056
Webster Financial Corp.	15,963	529,493
Wells Fargo & Co.	940,113	47,221,876
WesBanco, Inc.	7,756	225,079
Westamerica Bancorp (c)	5,200	227,084
Western Alliance Bancorp *	16,600	540,828
Wilshire Bancorp, Inc.	9,900	104,841
Wintrust Financial Corp.	8,900	374,601
WSFS Financial Corp.	6,000	174,360
Zions Bancorp	42,725	969,003
		247,311,961
Capital Goods 7.3%
3M Co.	125,457	18,944,007
A.O. Smith Corp.	17,500	1,222,375
AAON, Inc.	10,279	221,307
AAR Corp.	8,400	176,484
Actuant Corp., Class A	10,280	239,318
Acuity Brands, Inc.	9,100	1,842,113
AECOM *	31,725	870,534
Aegion Corp. *	4,300	77,529
Aerojet Rocketdyne Holdings, Inc. *	11,600	190,820
Aerovironment, Inc. *	4,200	107,142
AGCO Corp.	15,462	754,082
Air Lease Corp.	17,400	448,224
Aircastle Ltd.	14,100	242,097
Alamo Group, Inc.	2,500	132,575
Albany International Corp., Class A	6,718	227,875
Allegion plc	17,433	1,055,742
Allison Transmission Holdings, Inc.	38,555	917,223
Altra Industrial Motion Corp.	4,300	96,578
American Railcar Industries, Inc. (c)	4,500	204,300
American Science & Engineering, Inc.	2,000	71,780
American Superconductor Corp. *	520	3,260
American Woodmark Corp. *	4,000	276,000
AMETEK, Inc.	50,659	2,383,506
Apogee Enterprises, Inc.	6,600	262,548
Applied Industrial Technologies, Inc.	6,525	250,821
Armstrong World Industries, Inc. *	8,495	328,587
Astec Industries, Inc.	5,700	212,610
Astronics Corp. *	2,550	82,212
AZZ, Inc.	5,700	293,436
B/E Aerospace, Inc.	22,900	926,305
Babcock & Wilcox Enterprises, Inc. *	8,700	179,655
Barnes Group, Inc.	11,200	364,112
Beacon Roofing Supply, Inc. *	16,100	652,050
Blount International, Inc. *	15,900	147,870
Briggs & Stratton Corp.	11,400	224,124
Builders FirstSource, Inc. *	17,100	137,313
BWX Technologies, Inc.	17,400	520,956
Carlisle Cos., Inc.	15,000	1,255,200
Caterpillar, Inc.	121,269	7,547,783
Chart Industries, Inc. *	4,400	71,324
Chicago Bridge & Iron Co., N.V.	17,800	690,996
CIRCOR International, Inc.	3,750	133,088
CLARCOR, Inc.	14,800	693,528
Colfax Corp. *	16,400	363,096
Security	Number of Shares	Value ($)
Columbus McKinnon Corp.	4,300	61,490
Comfort Systems USA, Inc.	7,700	218,218
Crane Co.	8,000	382,080
Cubic Corp.	4,500	179,820
Cummins, Inc.	32,400	2,912,436
Curtiss-Wright Corp.	9,100	627,900
Danaher Corp.	116,974	10,135,797
Deere & Co.	63,754	4,909,696
DigitalGlobe, Inc. *	12,322	161,418
Donaldson Co., Inc.	22,100	622,778
Dover Corp.	29,661	1,733,685
Ducommun, Inc. *	3,200	47,360
DXP Enterprises, Inc. *	1,700	26,656
Dycom Industries, Inc. *	5,300	351,178
Dynamic Materials Corp.	6,800	41,548
Eaton Corp. plc	89,977	4,544,738
EMCOR Group, Inc.	12,700	580,390
Emerson Electric Co.	129,408	5,950,180
Encore Wire Corp.	4,600	171,166
EnerSys	7,500	363,225
Engility Holdings, Inc.	4,116	55,607
EnPro Industries, Inc.	4,900	217,903
ESCO Technologies, Inc.	3,900	134,277
Esterline Technologies Corp. *	5,900	464,389
Fastenal Co. (c)	56,432	2,288,882
Federal Signal Corp.	12,800	189,312
Flowserve Corp.	27,700	1,070,328
Fluor Corp.	28,519	1,280,218
Fortune Brands Home & Security, Inc.	35,900	1,744,381
Franklin Electric Co., Inc.	9,700	264,616
FreightCar America, Inc.	2,500	47,625
FuelCell Energy, Inc. *(c)	2,450	13,059
Furmanite Corp. *	7,200	37,728
GATX Corp.	8,900	364,722
Generac Holdings, Inc. *	12,500	355,250
General Cable Corp.	6,700	78,524
General Dynamics Corp.	59,200	7,919,184
General Electric Co.	1,897,400	55,214,340
Gibraltar Industries, Inc. *	6,300	133,812
Graco, Inc.	10,812	785,816
Granite Construction, Inc.	8,150	314,834
Great Lakes Dredge & Dock Corp. *	11,600	39,904
Griffon Corp.	15,100	229,218
H&E Equipment Services, Inc.	6,800	79,220
Hardinge, Inc.	4,800	42,384
Harsco Corp.	11,300	72,772
HD Supply Holdings, Inc. *	34,600	908,942
HEICO Corp.	5,175	288,248
HEICO Corp., Class A	6,000	278,400
Hexcel Corp.	21,200	877,256
Hillenbrand, Inc.	17,800	482,024
Honeywell International, Inc.	158,780	16,386,096
Hubbell, Inc.	11,300	1,021,859
Huntington Ingalls Industries, Inc.	10,672	1,364,735
Hyster-Yale Materials Handling, Inc.	2,300	119,462
IDEX Corp.	19,025	1,379,503
Illinois Tool Works, Inc.	64,700	5,827,529
Ingersoll-Rand plc	51,700	2,660,999
Integrated Electrical Services, Inc. *	5,105	62,638
ITT Corp.	15,000	486,750
Jacobs Engineering Group, Inc. *	21,700	851,291

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
John Bean Technologies Corp.	4,983	228,271
Joy Global, Inc. (c)	17,550	174,974
Kadant, Inc.	3,001	116,469
Kaman Corp.	5,700	227,088
KBR, Inc.	24,000	342,240
Kennametal, Inc.	14,700	260,190
KLX, Inc. *	9,000	263,070
Kratos Defense & Security Solutions, Inc. *	10,180	32,474
L-3 Communications Holdings, Inc.	16,200	1,892,808
L.B. Foster Co., Class A	1,400	16,142
Lawson Products, Inc. *	5,500	106,590
Layne Christensen Co. *(c)	4,500	23,040
Lennox International, Inc.	7,471	895,175
Lincoln Electric Holdings, Inc.	13,600	724,064
Lindsay Corp. (c)	3,100	218,054
Lockheed Martin Corp.	52,635	11,105,985
Lydall, Inc. *	5,500	155,375
Masco Corp.	69,200	1,826,188
Masonite International Corp. *	12,700	704,977
MasTec, Inc. *	15,750	243,180
Meritor, Inc. *	22,600	154,358
Moog, Inc., Class A *	7,587	351,506
MRC Global, Inc. *	15,600	156,780
MSC Industrial Direct Co., Inc., Class A	12,000	777,720
Mueller Industries, Inc.	11,800	300,310
Mueller Water Products, Inc., Class A	23,139	189,971
MYR Group, Inc. *	8,500	170,085
National Presto Industries, Inc.	2,900	229,361
Navistar International Corp. *	11,600	84,332
NCI Building Systems, Inc. *	14,480	150,302
NN, Inc.	1,800	21,816
Nordson Corp.	9,500	574,085
Nortek, Inc. *	3,200	124,768
Northrop Grumman Corp.	37,659	6,969,175
NOW, Inc. *	18,205	246,860
Omega Flex, Inc.	700	20,720
Orbital ATK, Inc.	11,194	1,010,035
Oshkosh Corp.	14,300	470,899
Owens Corning	26,800	1,237,892
PACCAR, Inc.	75,022	3,681,330
Parker-Hannifin Corp.	26,900	2,613,604
Pentair plc	34,885	1,643,781
Powell Industries, Inc.	2,800	70,112
Precision Castparts Corp.	27,002	6,344,120
Preformed Line Products Co.	1,000	37,820
Primoris Services Corp.	6,900	140,691
Proto Labs, Inc. *	4,800	263,952
Quanex Building Products Corp.	6,125	113,374
Quanta Services, Inc. *	46,271	865,268
Raven Industries, Inc.	5,600	84,056
Raytheon Co.	60,477	7,755,570
RBC Bearings, Inc. *	6,000	355,980
Regal Beloit Corp.	8,700	489,027
Rexnord Corp. *	29,900	489,463
Rockwell Automation, Inc.	28,431	2,717,151
Rockwell Collins, Inc.	27,200	2,199,936
Roper Technologies, Inc.	20,959	3,681,868
Rush Enterprises, Inc., Class A *	8,200	156,620
Security	Number of Shares	Value ($)
Sensata Technologies Holding N.V. *	34,800	1,277,160
Simpson Manufacturing Co., Inc.	6,200	202,306
Snap-on, Inc.	10,580	1,709,305
SolarCity Corp. *(c)	13,500	481,275
Spirit AeroSystems Holdings, Inc., Class A *	22,800	966,720
SPX Corp.	7,110	66,123
SPX FLOW, Inc. *	7,110	169,502
Standex International Corp.	3,000	216,660
Stanley Black & Decker, Inc.	29,213	2,755,954
Sun Hydraulics Corp.	5,600	142,576
TAL International Group, Inc. *	6,000	67,680
TASER International, Inc. *	11,800	181,602
Teledyne Technologies, Inc. *	6,757	549,006
Tennant Co.	4,200	227,262
Terex Corp.	18,400	412,160
Textainer Group Holdings Ltd. (c)	9,500	101,175
Textron, Inc.	56,100	1,919,742
The Boeing Co.	127,236	15,284,861
The Gorman-Rupp Co.	5,141	130,684
The Greenbrier Cos., Inc. (c)	5,800	149,988
The KEYW Holding Corp. *(c)	8,400	39,480
The Manitowoc Co., Inc.	23,200	365,168
The Middleby Corp. *	11,500	1,039,140
The Timken Co.	13,100	347,805
The Toro Co.	10,600	789,912
Thermon Group Holdings, Inc. *	9,500	159,790
Titan International, Inc.	6,925	20,775
Titan Machinery, Inc. *	3,600	30,564
TransDigm Group, Inc. *	11,800	2,651,814
Trex Co., Inc. *	5,400	202,824
TriMas Corp. *	9,293	160,676
Trinity Industries, Inc.	28,300	606,186
Triumph Group, Inc.	8,100	206,550
Tutor Perini Corp. *	7,100	93,791
United Rentals, Inc. *	18,900	905,499
United Technologies Corp.	165,928	14,550,226
Universal Forest Products, Inc.	4,600	316,894
USG Corp. *	16,900	302,341
Valmont Industries, Inc.	4,300	458,337
Vectrus, Inc. *	1,938	38,295
Veritiv Corp. *	1,466	45,226
Vicor Corp. *	9,900	83,160
W.W. Grainger, Inc. (c)	12,100	2,379,949
Wabash National Corp. *	11,200	123,872
WABCO Holdings, Inc. *	10,233	917,388
Wabtec Corp.	19,456	1,244,211
Watsco, Inc.	4,200	488,082
Watts Water Technologies, Inc., Class A	4,000	197,080
WESCO International, Inc. *	8,100	327,078
Woodward, Inc.	10,500	484,995
Xylem, Inc.	30,500	1,096,475
		310,684,657
Commercial & Professional Supplies 1.0%
ABM Industries, Inc.	7,200	216,216
Acacia Research Corp.	15,600	58,344
ACCO Brands Corp. *	42,001	254,946
AMREP Corp. *	2,500	9,800

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
ARC Document Solutions, Inc. *	7,000	25,830
Brady Corp., Class A	6,400	143,616
Casella Waste Systems, Inc., Class A *	13,300	79,135
CDI Corp.	5,500	28,270
CEB, Inc.	5,500	324,390
Cenveo, Inc. *(c)	7,300	3,511
Cintas Corp.	19,650	1,688,328
Clean Harbors, Inc. *	9,100	403,221
Compx International, Inc.	2,000	20,200
Copart, Inc. *	27,218	912,075
Covanta Holding Corp.	26,400	373,296
CRA International, Inc. *	4,200	78,246
Deluxe Corp.	7,600	424,840
Ennis, Inc.	6,500	129,805
Equifax, Inc.	21,895	2,316,491
Essendant, Inc.	5,800	173,188
Exponent, Inc.	6,600	338,646
FTI Consulting, Inc. *	5,700	193,173
G&K Services, Inc., Class A	4,100	263,958
GP Strategies Corp. *	1,500	36,285
Healthcare Services Group, Inc.	12,656	447,643
Heidrick & Struggles International, Inc.	5,000	131,800
Herman Miller, Inc.	8,700	222,894
HNI Corp.	12,700	432,054
Hudson Global, Inc. *	3,220	8,694
Huron Consulting Group, Inc. *	5,000	280,550
ICF International, Inc. *	6,500	222,365
IHS, Inc., Class A *	15,200	1,590,224
InnerWorkings, Inc. *	7,400	52,244
Insperity, Inc.	6,800	305,524
Interface, Inc.	8,400	141,876
KAR Auction Services, Inc.	29,400	982,548
Kelly Services, Inc., Class A	5,700	94,506
Kforce, Inc.	7,105	158,441
Kimball International, Inc., Class B	9,100	87,724
Knoll, Inc.	7,000	128,450
Korn/Ferry International	6,600	203,346
ManpowerGroup, Inc.	14,537	1,109,900
Mastech Holdings, Inc. *	675	4,516
Matthews International Corp., Class A	5,300	264,523
McGrath RentCorp	4,600	112,286
Mistras Group, Inc. *	4,000	90,360
Mobile Mini, Inc.	14,700	381,024
MSA Safety, Inc.	8,700	372,360
Multi-Color Corp.	4,625	291,514
Navigant Consulting, Inc. *	14,000	221,060
Nielsen Holdings plc	75,100	3,616,816
NL Industries, Inc. *	7,800	16,224
On Assignment, Inc. *	6,500	251,225
Performant Financial Corp. *	7,700	13,167
Pitney Bowes, Inc.	35,500	695,090
Quad Graphics, Inc.	9,800	98,784
R.R. Donnelley & Sons Co.	36,638	511,833
Republic Services, Inc.	47,845	2,090,826
Resources Connection, Inc.	11,300	170,743
Robert Half International, Inc.	26,900	1,177,413
Rollins, Inc.	21,927	604,089
RPX Corp. *	10,300	119,274
Steelcase, Inc., Class A	11,500	146,740
Security	Number of Shares	Value ($)
Stericycle, Inc. *	16,600	1,997,810
Team, Inc. *	3,000	72,000
Tetra Tech, Inc.	13,131	347,840
The ADT Corp.	33,866	1,001,756
The Advisory Board Co. *	13,800	631,626
The Brink's Co.	7,100	208,740
The Dun & Bradstreet Corp.	7,840	771,613
TRC Cos., Inc. *	3,350	29,581
TriNet Group, Inc. *	11,600	171,680
TrueBlue, Inc. *	10,100	230,684
Tyco International plc	80,758	2,777,268
UniFirst Corp.	3,700	389,610
US Ecology, Inc.	3,500	118,895
Verisk Analytics, Inc. *	31,000	2,263,000
Viad Corp.	3,625	106,829
Virco Manufacturing Corp. *	1,170	3,627
WageWorks, Inc. *	11,900	532,406
Waste Connections, Inc.	26,412	1,583,928
Waste Management, Inc.	80,110	4,241,824
West Corp.	11,812	213,915
		44,041,092
Consumer Durables & Apparel 1.7%
Arctic Cat, Inc.	2,400	29,544
Beazer Homes USA, Inc. *	10,835	92,639
Brunswick Corp.	18,400	733,240
CalAtlantic Group, Inc.	12,527	407,002
Callaway Golf Co.	31,065	270,576
Carter's, Inc.	9,400	913,868
Cavco Industries, Inc. *	1,610	135,015
Coach, Inc.	66,208	2,453,006
Columbia Sportswear Co.	6,900	380,742
Crocs, Inc. *	15,000	138,150
CSS Industries, Inc.	4,800	134,448
D.R. Horton, Inc.	64,190	1,765,867
Deckers Outdoor Corp. *	7,500	370,950
Ethan Allen Interiors, Inc.	10,200	272,340
Flexsteel Industries, Inc.	1,900	82,878
Foamex International, Inc. *(b)(e)	2,278	—
Fossil Group, Inc. *	7,662	249,781
G-III Apparel Group Ltd. *	11,300	557,768
Garmin Ltd.	22,300	784,514
GoPro, Inc., Class A *(c)	15,000	171,750
Hanesbrands, Inc.	78,188	2,390,207
Harman International Industries, Inc.	17,000	1,264,630
Hasbro, Inc.	22,600	1,678,728
Helen of Troy Ltd. *	5,000	446,850
Hovnanian Enterprises, Inc., Class A *(c)	50,500	77,770
Iconix Brand Group, Inc. *(c)	9,600	63,744
iRobot Corp. *	7,300	247,689
JAKKS Pacific, Inc. *(c)	7,500	55,875
Jarden Corp. *	40,149	2,129,904
Kate Spade & Co. *	27,500	489,775
KB Home (c)	19,700	213,942
La-Z-Boy, Inc.	7,500	160,800
LeapFrog Enterprises, Inc. *	9,000	5,400
Leggett & Platt, Inc.	28,300	1,174,733
Lennar Corp., Class A	36,290	1,529,624
Libbey, Inc.	7,232	115,712
lululemon athletica, Inc. *	20,157	1,251,145

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
M.D.C. Holdings, Inc.	9,003	195,905
M/I Homes, Inc. *	3,000	53,760
Marine Products Corp.	405	3,159
Mattel, Inc.	66,200	1,826,458
Meritage Homes Corp. *	5,900	194,759
Michael Kors Holdings Ltd. *	38,700	1,544,130
Mohawk Industries, Inc. *	12,319	2,050,005
Movado Group, Inc.	5,800	149,060
NACCO Industries, Inc., Class A	1,900	90,421
Nautilus, Inc. *	9,825	191,391
Newell Rubbermaid, Inc.	54,900	2,129,022
NIKE, Inc., Class B	266,390	16,518,844
NVR, Inc. *	700	1,155,700
Oxford Industries, Inc.	2,500	174,650
Perry Ellis International, Inc. *	5,500	104,555
Polaris Industries, Inc.	11,781	869,909
PulteGroup, Inc.	68,976	1,156,038
PVH Corp.	16,411	1,204,239
Ralph Lauren Corp.	12,400	1,395,000
Sequential Brands Group, Inc. *	18,160	116,950
Skechers U.S.A., Inc., Class A *	25,800	727,302
Skyline Corp. *	2,600	11,700
Smith & Wesson Holding Corp. *	12,400	267,344
Stanley Furniture Co., Inc. *	6,875	16,500
Steven Madden Ltd. *	24,112	778,577
Sturm, Ruger & Co., Inc.	2,700	158,895
Superior Uniform Group, Inc.	3,200	57,056
Taylor Morrison Home Corp., Class A *	9,876	119,006
Tempur Sealy International, Inc. *	13,900	838,726
Toll Brothers, Inc. *	31,200	861,744
TopBuild Corp. *	7,688	205,885
TRI Pointe Group, Inc. *	25,000	263,500
Tumi Holdings, Inc. *	9,200	159,068
Tupperware Brands Corp.	9,700	450,371
Under Armour, Inc., Class A *	34,300	2,930,249
Universal Electronics, Inc. *	5,200	260,780
Vera Bradley, Inc. *	11,000	162,580
VF Corp.	66,900	4,187,940
Vince Holding Corp. *	5,757	29,764
Vista Outdoor, Inc. *	11,074	533,878
Whirlpool Corp.	17,614	2,367,145
Wolverine World Wide, Inc.	27,500	465,025
		70,217,596
Consumer Services 2.4%
American Public Education, Inc. *	5,600	88,368
Apollo Education Group, Inc. *	16,450	130,613
Aramark	46,800	1,495,260
Ascent Capital Group, Inc., Class A *	3,116	35,491
Belmond Ltd., Class A *	12,600	106,596
Biglari Holdings, Inc. *	279	105,512
BJ's Restaurants, Inc. *	7,300	313,097
Bloomin' Brands, Inc.	20,900	369,094
Bob Evans Farms, Inc.	4,200	171,948
Boyd Gaming Corp. *	21,300	379,353
Bridgepoint Education, Inc. *	13,700	91,790
Bright Horizons Family Solutions, Inc. *	13,712	962,171
Brinker International, Inc.	12,650	629,211
Security	Number of Shares	Value ($)
Buffalo Wild Wings, Inc. *	4,800	731,040
Caesars Entertainment Corp. *(c)	8,300	57,519
Career Education Corp. *	25,114	72,328
Carnival Corp.	95,439	4,593,479
Chipotle Mexican Grill, Inc. *	6,179	2,798,902
Choice Hotels International, Inc.	5,200	227,344
Churchill Downs, Inc.	2,900	400,606
Chuy's Holdings, Inc. *	6,760	231,124
ClubCorp Holdings, Inc.	10,442	124,991
Cracker Barrel Old Country Store, Inc. (c)	5,146	675,310
Darden Restaurants, Inc.	25,500	1,608,030
Denny's Corp. *	21,100	197,707
DeVry Education Group, Inc.	9,400	187,060
Diamond Resorts International, Inc. *	12,100	222,882
DineEquity, Inc.	3,000	254,760
Domino's Pizza, Inc.	12,200	1,389,946
Dover Downs Gaming & Entertainment, Inc. *	5,899	5,368
Dover Motorsports, Inc.	1,400	3,108
Dunkin' Brands Group, Inc.	21,600	850,176
Eldorado Resorts, Inc. *	5,800	59,856
Extended Stay America, Inc.	13,200	169,092
Fiesta Restaurant Group, Inc. *	4,300	156,520
Golden Entertainment, Inc. *	3,400	33,898
Graham Holdings Co., Class B	900	436,221
Grand Canyon Education, Inc. *	8,500	320,025
H&R Block, Inc.	54,700	1,862,535
Hilton Worldwide Holdings, Inc.	103,347	1,840,610
Houghton Mifflin Harcourt Co. *	19,600	349,664
Hyatt Hotels Corp., Class A *	9,600	371,328
International Speedway Corp., Class A	6,445	220,032
Interval Leisure Group, Inc.	10,769	126,859
Isle of Capri Casinos, Inc. *	11,800	149,388
ITT Educational Services, Inc. *(c)	5,600	15,176
J Alexander's Holdings, Inc. *	2,846	26,838
Jack in the Box, Inc.	7,000	543,480
K12, Inc. *	12,100	111,199
Krispy Kreme Doughnuts, Inc. *	14,100	206,706
La Quinta Holdings, Inc. *	15,800	179,172
Las Vegas Sands Corp.	74,000	3,337,400
LifeLock, Inc. *	11,000	131,780
Luby's, Inc. *	6,900	29,808
Marriott International, Inc., Class A	39,208	2,402,666
Marriott Vacations Worldwide Corp.	4,080	201,511
McDonald's Corp.	185,940	23,015,653
MGM Resorts International *	95,500	1,917,640
Monarch Casino & Resort, Inc. *	8,000	165,600
Norwegian Cruise Line Holdings Ltd. *	32,100	1,456,377
Panera Bread Co., Class A *	5,600	1,086,400
Papa John's International, Inc.	6,800	324,700
Penn National Gaming, Inc. *	17,000	240,210
Pinnacle Entertainment, Inc. *	9,800	299,292
Popeyes Louisiana Kitchen, Inc. *	6,600	406,758
Red Robin Gourmet Burgers, Inc. *	2,300	142,002
Regis Corp. *	17,300	258,462
Royal Caribbean Cruises Ltd.	34,300	2,811,228
Ruby Tuesday, Inc. *	33,713	183,736
Scientific Games Corp., Class A *(c)	10,900	64,528

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SeaWorld Entertainment, Inc.	12,511	238,460
Service Corp. International	35,000	846,650
ServiceMaster Global Holdings, Inc. *	23,500	991,935
Six Flags Entertainment Corp.	15,600	784,212
Sonic Corp.	12,868	378,062
Sotheby's	11,338	266,330
Speedway Motorsports, Inc.	6,700	126,429
Starbucks Corp.	297,694	18,090,864
Starwood Hotels & Resorts Worldwide, Inc.	33,230	2,068,235
Strayer Education, Inc. *	4,300	229,577
Texas Roadhouse, Inc.	16,100	592,963
The Cheesecake Factory, Inc.	7,087	342,302
The Wendy's Co.	50,775	519,428
Vail Resorts, Inc.	7,500	937,500
Weight Watchers International, Inc. *(c)	6,500	82,485
Wyndham Worldwide Corp.	23,044	1,495,556
Wynn Resorts Ltd. (c)	15,600	1,050,504
Yum! Brands, Inc.	85,200	6,165,924
		100,371,950
Diversified Financials 4.4%
Affiliated Managers Group, Inc. *	11,217	1,505,209
Ally Financial, Inc. *	85,600	1,356,760
American Express Co.	171,903	9,196,810
Ameriprise Financial, Inc.	35,830	3,247,989
Arlington Asset Investment Corp., Class A	6,941	77,045
Artisan Partners Asset Management, Inc., Class A	5,500	172,150
Ashford, Inc. *	103	5,469
Associated Capital Group, Inc., Class A *	3,400	92,072
Asta Funding, Inc. *	6,000	44,940
Atlanticus Holdings Corp. *	4,629	14,026
Berkshire Hathaway, Inc., Class B *	377,702	49,014,389
BGC Partners, Inc., Class A	28,300	258,945
BlackRock, Inc.	25,032	7,866,556
Calamos Asset Management, Inc., Class A	5,000	47,950
Capital One Financial Corp.	105,257	6,906,964
Cash America International, Inc.	6,900	206,586
CBOE Holdings, Inc.	20,800	1,385,696
CME Group, Inc.	66,950	6,015,457
Cohen & Steers, Inc.	5,400	163,188
Cowen Group, Inc., Class A *	11,889	34,003
Credit Acceptance Corp. *	2,100	375,816
Discover Financial Services	88,507	4,052,736
E*TRADE Financial Corp. *	53,233	1,254,169
Eaton Vance Corp.	22,700	650,582
Encore Capital Group, Inc. *(c)	5,600	128,352
Enova International, Inc. *	6,313	35,163
Evercore Partners, Inc., Class A	6,500	293,605
EZCORP, Inc., Class A *	20,600	62,624
FactSet Research Systems, Inc.	6,650	1,002,155
FBR & Co.	1,000	18,310
Federated Investors, Inc., Class B	14,650	370,499
Financial Engines, Inc.	7,800	210,366
First Cash Financial Services, Inc. *	13,100	465,050
Security	Number of Shares	Value ($)
FNFV Group *	16,478	154,564
Franklin Resources, Inc.	74,800	2,592,568
FXCM, Inc., Class A *	1,407	16,377
GAMCO Investors, Inc., Class A	3,400	98,872
Green Dot Corp., Class A *	10,049	178,571
Greenhill & Co., Inc.	4,500	107,010
HFF, Inc., Class A *	9,800	279,986
Interactive Brokers Group, Inc., Class A	13,600	438,872
Intercontinental Exchange, Inc.	23,686	6,248,367
INTL FCStone, Inc. *	4,437	125,079
Invesco Ltd.	88,200	2,639,826
Investment Technology Group, Inc.	8,050	138,541
Janus Capital Group, Inc.	26,200	329,858
KCG Holdings, Inc., Class A *	15,533	158,747
Lazard Ltd., Class A	28,600	1,029,314
Legg Mason, Inc.	17,550	537,381
LendingClub Corp. *	51,500	380,070
Leucadia National Corp.	57,450	951,372
LPL Financial Holdings, Inc. (c)	22,300	678,366
MarketAxess Holdings, Inc.	8,900	1,034,447
McGraw Hill Financial, Inc.	52,461	4,460,234
Moody's Corp.	33,600	2,995,104
Morgan Stanley	307,525	7,958,747
Morningstar, Inc.	5,500	442,255
MSCI, Inc.	20,000	1,376,800
Nasdaq, Inc.	26,100	1,618,200
Navient Corp.	72,000	688,320
Nelnet, Inc., Class A	6,400	207,808
NewStar Financial, Inc. *	13,500	103,410
Northern Trust Corp.	45,100	2,799,808
NorthStar Asset Management Group, Inc.	33,475	386,302
OneMain Holdings, Inc. *	10,500	277,515
PICO Holdings, Inc. *	3,700	32,486
Piper Jaffray Cos. *	3,950	134,300
PRA Group, Inc. *	9,800	291,550
Raymond James Financial, Inc.	30,750	1,347,158
Resource America, Inc., Class A	4,000	17,440
Santander Consumer USA Holdings, Inc. *	24,000	250,800
SEI Investments Co.	31,100	1,220,364
SLM Corp. *	72,000	460,800
State Street Corp.	78,960	4,400,441
Stifel Financial Corp. *	11,785	394,326
Synchrony Financial *	169,113	4,806,191
T. Rowe Price Group, Inc.	49,500	3,512,025
TD Ameritrade Holding Corp.	56,600	1,561,028
The Bank of New York Mellon Corp.	220,518	7,987,162
The Charles Schwab Corp. (a)	240,126	6,130,417
The First Marblehead Corp. *	750	2,835
The Goldman Sachs Group, Inc.	79,655	12,869,062
Virtus Investment Partners, Inc.	875	77,000
Voya Financial, Inc.	45,389	1,387,996
Waddell & Reed Financial, Inc., Class A	14,750	404,740
Westwood Holdings Group, Inc.	1,785	84,609
WisdomTree Investments, Inc.	20,500	246,000
World Acceptance Corp. *(c)	3,000	86,820
		185,669,872

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Energy 5.9%
Abraxas Petroleum Corp. *	36,200	41,268
Adams Resources & Energy, Inc.	2,300	77,441
Alon USA Energy, Inc.	8,700	109,446
Anadarko Petroleum Corp.	99,168	3,876,477
Antero Resources Corp. *(c)	27,800	755,326
Apache Corp.	77,572	3,299,913
Approach Resources, Inc. *(c)	4,000	5,160
Archrock, Inc.	10,720	64,320
Atwood Oceanics, Inc. (c)	9,500	58,235
Baker Hughes, Inc.	89,465	3,892,622
Basic Energy Services, Inc. *(c)	8,500	19,550
Bill Barrett Corp. *	6,700	24,790
Bonanza Creek Energy, Inc. *(c)	6,200	17,670
Bristow Group, Inc.	6,000	139,560
C&J Energy Services Ltd. *(c)	10,200	25,092
Cabot Oil & Gas Corp.	86,400	1,792,800
California Resources Corp.	55,701	79,652
Callon Petroleum Co. *	18,200	124,670
Cameron International Corp. *	39,247	2,576,958
CARBO Ceramics, Inc. (c)	3,300	54,615
Carrizo Oil & Gas, Inc. *	13,100	355,403
Cheniere Energy, Inc. *	46,200	1,388,310
Chesapeake Energy Corp. (c)	102,430	347,238
Chevron Corp.	378,423	32,722,237
Cimarex Energy Co.	20,162	1,875,066
Clayton Williams Energy, Inc. *	2,500	42,950
Clean Energy Fuels Corp. *(c)	17,300	46,364
Cloud Peak Energy, Inc. *	8,700	13,050
Cobalt International Energy, Inc. *	75,700	286,903
Columbia Pipeline Group, Inc.	83,764	1,553,822
Comstock Resources, Inc. *(c)	6,400	11,200
Concho Resources, Inc. *	26,831	2,552,433
ConocoPhillips	245,731	9,603,167
CONSOL Energy, Inc. (c)	44,600	354,124
Contango Oil & Gas Co. *	5,200	33,332
Continental Resources, Inc. *	17,000	358,870
Core Laboratories N.V.	9,800	964,320
CVR Energy, Inc.	5,100	178,602
Delek US Holdings, Inc.	10,700	182,114
Denbury Resources, Inc.	57,225	89,271
Devon Energy Corp.	74,260	2,071,854
Diamond Offshore Drilling, Inc. (c)	11,400	211,926
Diamondback Energy, Inc. *	13,721	1,036,622
Dril-Quip, Inc. *	6,700	392,888
Energen Corp.	17,500	617,225
Energy XXI Ltd. (c)	15,061	13,059
ENGlobal Corp. *	4,000	3,628
Ensco plc, Class A	57,100	558,438
EOG Resources, Inc.	111,048	7,886,629
EP Energy Corp., Class A *(c)	19,147	71,610
EQT Corp.	28,600	1,765,764
Era Group, Inc. *	2,850	26,163
EXCO Resources, Inc. *(c)	51,400	61,166
Exterran Corp. *	5,360	88,547
Exxon Mobil Corp.	838,599	65,284,932
FMC Technologies, Inc. *	46,764	1,176,115
Forum Energy Technologies, Inc. *	11,200	125,552
Frank's International N.V.	14,000	204,820
Geospace Technologies Corp. *	1,800	19,458
Green Plains, Inc.	9,300	176,235
Security	Number of Shares	Value ($)
Gulf Island Fabrication, Inc.	4,100	35,752
Gulfmark Offshore, Inc., Class A *(c)	4,100	15,539
Gulfport Energy Corp. *	24,003	709,289
Halcon Resources Corp. *	15,140	8,327
Halliburton Co.	166,144	5,281,718
Harvest Natural Resources, Inc. *	9,300	5,002
Helix Energy Solutions Group, Inc. *	14,064	56,678
Helmerich & Payne, Inc. (c)	29,417	1,494,384
Hess Corp.	47,300	2,010,250
HollyFrontier Corp.	38,654	1,351,730
Hornbeck Offshore Services, Inc. *	5,000	40,650
Houston American Energy Corp. *	4,000	699
ION Geophysical Corp. *	13,900	6,254
Key Energy Services, Inc. *	22,300	7,152
Kinder Morgan, Inc.	370,578	6,096,008
Kosmos Energy Ltd. *	31,100	142,127
Laredo Petroleum, Inc. *(c)	22,700	176,152
Marathon Oil Corp.	130,614	1,270,874
Marathon Petroleum Corp.	109,008	4,555,444
Matador Resources Co. *	12,100	193,963
Matrix Service Co. *	8,000	151,680
McDermott International, Inc. *	39,100	107,916
Memorial Resource Development Corp. *	16,000	254,560
Midstates Petroleum Co., Inc. *	1,440	1,469
Murphy Oil Corp.	29,000	568,690
Nabors Industries Ltd.	70,734	520,602
National Oilwell Varco, Inc.	72,822	2,369,628
Natural Gas Services Group, Inc. *	7,500	141,900
Newfield Exploration Co. *	33,100	962,217
Newpark Resources, Inc. *	11,500	56,005
Noble Corp., plc (c)	46,155	359,547
Noble Energy, Inc.	87,679	2,838,169
Northern Oil & Gas, Inc. *(c)	8,200	27,060
Oasis Petroleum, Inc. *	24,200	129,470
Occidental Petroleum Corp.	149,753	10,307,499
Oceaneering International, Inc.	23,100	781,935
Oil States International, Inc. *	8,600	242,778
ONEOK, Inc.	45,929	1,144,091
Pacific Ethanol, Inc. *	10,200	35,598
Panhandle Oil & Gas, Inc., Class A	6,200	89,466
Parker Drilling Co. *	18,300	25,071
Parsley Energy, Inc., Class A *	17,000	327,420
Patterson-UTI Energy, Inc.	28,500	409,830
PBF Energy, Inc., Class A	21,913	766,736
PDC Energy, Inc. *	9,300	528,891
Peabody Energy Corp. (c)	3,120	13,884
PetroQuest Energy, Inc. *	13,200	6,204
PHI, Inc. - Non Voting Shares *	4,000	72,520
Phillips 66	96,165	7,707,625
Pioneer Energy Services Corp. *	13,100	17,947
Pioneer Natural Resources Co.	29,633	3,673,010
QEP Resources, Inc.	30,600	392,292
Range Resources Corp. (c)	30,805	910,596
Resolute Energy Corp. *	11,900	7,735
REX American Resources Corp. *	4,875	260,471
Rex Energy Corp. *(c)	8,000	5,946
Rice Energy, Inc. *	12,036	140,460
RigNet, Inc. *	4,141	60,417
Rowan Cos. plc, Class A	20,500	259,325
RPC, Inc.	16,118	200,991
RSP Permian, Inc. *	12,800	301,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sanchez Energy Corp. *(c)	8,700	31,494
Schlumberger Ltd.	252,803	18,270,073
SEACOR Holdings, Inc. *	4,850	223,149
SemGroup Corp., Class A	7,000	154,980
Seventy Seven Energy, Inc. *(c)	6,366	2,728
SM Energy Co.	11,200	156,576
Solazyme, Inc. *(c)	12,100	19,965
Southwestern Energy Co. *(c)	79,675	708,311
Spectra Energy Corp.	140,178	3,847,886
Stone Energy Corp. *	7,383	22,740
Superior Energy Services, Inc.	26,099	269,081
Synergy Resources Corp. *	33,100	209,854
Targa Resources Corp.	8,300	186,501
Teekay Corp.	8,600	58,910
Tesco Corp.	7,000	47,600
Tesoro Corp.	24,700	2,155,075
TETRA Technologies, Inc. *	12,100	74,899
The Williams Cos., Inc.	138,600	2,674,980
Tidewater, Inc. (c)	7,700	40,887
Transocean Ltd. (c)	67,500	703,350
Ultra Petroleum Corp. *(c)	25,300	57,178
Unit Corp. *	7,400	77,182
US Silica Holdings, Inc. (c)	10,600	197,690
VAALCO Energy, Inc. *	12,600	17,766
Valero Energy Corp.	101,280	6,873,874
W&T Offshore, Inc. *(c)	7,500	14,625
Warren Resources, Inc. *	22,100	3,536
Weatherford International plc *	155,549	1,048,400
Western Refining, Inc.	12,253	403,124
Westmoreland Coal Co. *(c)	9,600	53,568
Whiting Petroleum Corp. *	42,070	309,214
World Fuel Services Corp.	17,400	677,730
WPX Energy, Inc. *	33,353	180,773
		252,197,754
Food & Staples Retailing 2.1%
Casey's General Stores, Inc.	7,100	857,254
Costco Wholesale Corp.	86,285	13,039,389
CVS Health Corp.	221,337	21,378,941
Ingles Markets, Inc., Class A	4,200	161,112
PriceSmart, Inc.	7,100	543,576
Rite Aid Corp. *	201,480	1,569,529
SpartanNash, Co.	12,540	257,321
Sprouts Farmers Market, Inc. *	35,374	806,527
SUPERVALU, Inc. *	39,532	179,871
Sysco Corp.	107,836	4,292,951
The Andersons, Inc.	3,600	105,516
The Fresh Market, Inc. *	11,100	212,676
The Kroger Co.	196,232	7,615,764
United Natural Foods, Inc. *	8,800	308,176
Wal-Mart Stores, Inc.	316,289	20,988,938
Walgreens Boots Alliance, Inc.	176,708	14,087,162
Weis Markets, Inc.	2,400	97,488
Whole Foods Market, Inc.	70,777	2,074,474
		88,576,665
Food, Beverage & Tobacco 5.2%
Alico, Inc.	2,000	60,740
Alliance One International, Inc. *	2,460	23,960
Altria Group, Inc.	394,323	24,097,079
Security	Number of Shares	Value ($)
Archer-Daniels-Midland Co.	117,358	4,148,605
B&G Foods, Inc.	15,000	546,300
Brown-Forman Corp., Class A (c)	5,000	531,450
Brown-Forman Corp., Class B	22,116	2,163,829
Bunge Ltd.	32,100	1,990,521
Cal-Maine Foods, Inc. (c)	5,200	262,444
Calavo Growers, Inc.	4,846	250,781
Campbell Soup Co.	34,100	1,923,581
Coca-Cola Bottling Co. Consolidated	1,248	219,523
Coca-Cola Enterprises, Inc.	41,600	1,931,072
ConAgra Foods, Inc.	88,393	3,680,685
Constellation Brands, Inc., Class A	33,769	5,149,097
Darling Ingredients, Inc. *	25,900	232,841
Dean Foods Co.	13,556	270,849
Diamond Foods, Inc. *	5,200	190,840
Dr Pepper Snapple Group, Inc.	36,900	3,462,696
Farmer Brothers Co. *	4,500	125,415
Flowers Foods, Inc.	44,605	916,187
Fresh Del Monte Produce, Inc.	7,900	322,399
General Mills, Inc.	122,838	6,941,575
Hormel Foods Corp.	27,400	2,203,234
Ingredion, Inc.	15,700	1,581,304
J&J Snack Foods Corp.	2,093	226,002
John B. Sanfilippo & Son, Inc.	5,000	299,950
Kellogg Co.	53,400	3,921,696
Keurig Green Mountain, Inc.	23,250	2,075,062
Lancaster Colony Corp.	3,400	345,712
Landec Corp. *	9,100	109,473
Limoneira Co. (c)	2,900	36,482
McCormick & Co., Inc. - Non Voting Shares	25,100	2,208,047
Mead Johnson Nutrition Co.	39,500	2,863,355
Molson Coors Brewing Co., Class B	31,500	2,850,120
Mondelez International, Inc., Class A	315,924	13,616,324
Monster Beverage Corp. *	29,589	3,995,403
National Beverage Corp. *	6,400	264,576
PepsiCo, Inc.	293,958	29,190,029
Philip Morris International, Inc.	311,609	28,047,926
Pilgrim's Pride Corp. *	12,466	276,496
Pinnacle Foods, Inc.	23,600	1,012,204
Post Holdings, Inc. *	11,950	699,075
Primo Water Corp. *	1,000	9,320
Reynolds American, Inc.	165,006	8,242,050
Rocky Mountain Chocolate Factory, Inc.	3,427	35,846
Sanderson Farms, Inc. (c)	2,850	231,477
Seaboard Corp. *	100	287,700
Snyder's-Lance, Inc. (c)	8,900	280,973
The Boston Beer Co., Inc., Class A *	2,100	376,425
The Coca-Cola Co.	784,414	33,667,049
The Hain Celestial Group, Inc. *	19,412	706,209
The Hershey Co.	27,800	2,449,458
The JM Smucker Co.	24,293	3,117,278
The Kraft Heinz Co.	119,904	9,359,706
The WhiteWave Foods Co. *	31,825	1,201,394
Tootsie Roll Industries, Inc.	7,818	256,587
TreeHouse Foods, Inc. *	8,622	684,242
Tyson Foods, Inc., Class A	59,084	3,152,722
Universal Corp.	4,800	262,704
Vector Group Ltd.	15,869	370,065
		219,956,144

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.0%
Abaxis, Inc.	5,600	243,880
Abbott Laboratories	306,143	11,587,513
ABIOMED, Inc. *	7,800	665,574
Acadia Healthcare Co., Inc. *	12,500	762,875
Accuray, Inc. *	21,200	112,996
Aceto Corp.	7,900	180,515
Adeptus Health, Inc., Class A *(c)	3,700	174,566
Aetna, Inc.	70,385	7,168,008
Air Methods Corp. *	8,700	338,778
Alere, Inc. *	18,541	689,725
Align Technology, Inc. *	16,400	1,084,696
Alliance HealthCare Services, Inc. *	360	2,693
Allscripts Healthcare Solutions, Inc. *	31,560	434,897
Amedisys, Inc. *	10,834	387,315
AmerisourceBergen Corp.	39,596	3,546,218
AMN Healthcare Services, Inc. *	11,210	315,786
Amsurg Corp. *	10,700	783,133
Analogic Corp.	2,700	199,989
Anika Therapeutics, Inc. *	4,606	173,278
Antares Pharma, Inc. *	28,100	34,563
Anthem, Inc.	52,323	6,827,628
athenahealth, Inc. *	7,800	1,106,040
Atrion Corp.	616	231,320
Baxter International, Inc.	105,806	3,872,500
Becton, Dickinson & Co.	41,808	6,077,629
BioScrip, Inc. *(c)	8,372	14,986
Boston Scientific Corp. *	269,067	4,716,745
Brookdale Senior Living, Inc. *	33,925	552,299
C.R. Bard, Inc.	13,760	2,521,795
Cantel Medical Corp.	8,034	476,979
Capital Senior Living Corp. *	8,394	153,862
Cardinal Health, Inc.	65,418	5,323,063
Cardiovascular Systems, Inc. *	5,000	42,250
Centene Corp. *	22,000	1,365,320
Cerner Corp. *	62,800	3,643,028
Chemed Corp.	3,900	547,248
Cigna Corp.	51,951	6,940,654
Community Health Systems, Inc. *	23,796	511,138
Computer Programs & Systems, Inc.	3,600	189,108
CONMED Corp.	7,300	269,662
CorVel Corp. *	2,700	123,174
Cross Country Healthcare, Inc. *	12,500	180,000
CryoLife, Inc.	9,050	88,962
Cynosure, Inc., Class A *	5,000	181,000
DaVita HealthCare Partners, Inc. *	34,300	2,302,216
DENTSPLY International, Inc.	32,300	1,902,147
DexCom, Inc. *	16,500	1,176,120
Diplomat Pharmacy, Inc. *(c)	9,000	244,890
Edwards Lifesciences Corp. *	42,400	3,316,104
Endologix, Inc. *	13,700	97,681
Envision Healthcare Holdings, Inc. *	38,000	839,800
ExamWorks Group, Inc. *	6,200	170,252
Express Scripts Holding Co. *	133,352	9,584,008
Five Star Quality Care, Inc. *	14,335	36,411
Globus Medical, Inc., Class A *	13,900	346,805
Greatbatch, Inc. *	6,700	258,687
Haemonetics Corp. *	16,300	515,732
Halyard Health, Inc. *	8,217	203,782
Security	Number of Shares	Value ($)
Hanger, Inc. *	5,400	72,846
HCA Holdings, Inc. *	64,300	4,473,994
Health Net, Inc. *	15,500	1,026,410
HealthEquity, Inc. *	8,000	172,400
HealthSouth Corp.	20,600	737,274
HealthStream, Inc. *	6,800	148,920
Healthways, Inc. *	8,100	95,256
HeartWare International, Inc. *	4,100	164,574
Henry Schein, Inc. *	16,100	2,438,184
Hill-Rom Holdings, Inc.	10,200	498,576
HMS Holdings Corp. *	12,200	147,010
Hologic, Inc. *	49,612	1,683,831
Humana, Inc.	29,800	4,851,142
ICU Medical, Inc. *	3,350	322,437
IDEXX Laboratories, Inc. *	23,000	1,613,220
IMS Health Holdings, Inc. *	29,800	688,976
Insulet Corp. *	9,800	325,164
Integra LifeSciences Holdings Corp. *	5,300	325,685
Interpace Diagnostics Group, Inc. *	2,900	783
Intuitive Surgical, Inc. *	7,550	4,083,417
Invacare Corp.	6,000	92,460
Kindred Healthcare, Inc.	11,559	111,660
Laboratory Corp. of America Holdings *	20,869	2,344,632
Landauer, Inc.	2,100	64,344
LeMaitre Vascular, Inc.	6,800	99,280
LifePoint Health, Inc. *	9,607	670,473
LivaNova plc *	10,400	582,192
Magellan Health, Inc. *	3,907	222,699
Masimo Corp. *	8,500	312,375
McKesson Corp.	46,152	7,429,549
Medidata Solutions, Inc. *	9,100	388,843
MEDNAX, Inc. *	19,600	1,361,416
Medtronic plc	282,788	21,469,265
Meridian Bioscience, Inc.	10,050	193,463
Merit Medical Systems, Inc. *	10,277	170,084
Molina Healthcare, Inc. *	6,550	359,660
National HealthCare Corp.	4,100	258,915
Natus Medical, Inc. *	7,600	268,128
Neogen Corp. *	10,257	535,210
Nevro Corp. *	3,000	185,370
NuVasive, Inc. *	10,000	461,200
NxStage Medical, Inc. *	18,700	353,804
Omnicell, Inc. *	7,400	207,126
OraSure Technologies, Inc. *	12,200	66,734
Orthofix International N.V. *	2,800	110,516
Owens & Minor, Inc.	24,200	838,530
Patterson Cos., Inc.	18,800	798,248
PharMerica Corp. *	4,813	142,898
Premier, Inc., Class A *	5,000	159,700
Quality Systems, Inc.	10,500	137,655
Quest Diagnostics, Inc.	28,720	1,886,042
Quidel Corp. *	5,200	88,608
ResMed, Inc.	28,000	1,587,600
RTI Surgical, Inc. *	18,100	58,101
SeaSpine Holdings Corp. *	1,766	25,536
Select Medical Holdings Corp.	22,600	215,378
Sirona Dental Systems, Inc. *	11,900	1,264,851
St. Jude Medical, Inc.	54,300	2,870,298
STERIS plc	19,400	1,343,256
Stryker Corp.	63,400	6,286,110

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Surgical Care Affiliates, Inc. *	6,000	256,020
SurModics, Inc. *	4,200	83,790
Symmetry Surgical, Inc. *	2,050	18,081
Team Health Holdings, Inc. *	14,000	572,180
Teleflex, Inc.	9,600	1,302,624
Tenet Healthcare Corp. *	18,812	510,181
The Cooper Cos., Inc.	9,081	1,190,973
The Ensign Group, Inc.	10,600	237,970
The Providence Service Corp. *	4,800	213,120
The Spectranetics Corp. *	6,700	80,735
Triple-S Management Corp., Class B *	5,300	118,137
U.S. Physical Therapy, Inc.	3,500	179,025
Unilife Corp. *(c)	29,100	26,126
UnitedHealth Group, Inc.	191,681	22,073,984
Universal American Corp.	20,600	130,192
Universal Health Services, Inc., Class B	18,100	2,038,784
Utah Medical Products, Inc.	2,500	140,925
Varian Medical Systems, Inc. *	21,100	1,627,443
VCA, Inc. *	16,800	861,336
Veeva Systems, Inc., Class A *	15,100	363,910
Vocera Communications, Inc. *	3,700	53,243
WellCare Health Plans, Inc. *	8,200	623,036
West Pharmaceutical Services, Inc.	15,800	904,076
Wright Medical Group N.V. *	14,965	298,552
Zeltiq Aesthetics, Inc. *	9,601	222,935
Zimmer Biomet Holdings, Inc.	33,300	3,305,358
		213,163,067
Household & Personal Products 1.9%
Avon Products, Inc.	70,000	237,300
Central Garden & Pet Co., Class A *	8,600	118,852
Church & Dwight Co., Inc.	26,400	2,217,600
Colgate-Palmolive Co.	180,809	12,210,032
Coty, Inc., Class A (c)	15,600	383,916
Edgewell Personal Care Co.	10,933	809,151
Elizabeth Arden, Inc. *(c)	3,500	28,000
Energizer Holdings, Inc.	10,933	350,293
Herbalife Ltd. *(c)	11,900	549,899
HRG Group, Inc. *	19,100	231,874
Inter Parfums, Inc.	5,613	150,709
Kimberly-Clark Corp.	73,239	9,405,352
Medifast, Inc.	3,500	101,605
Nu Skin Enterprises, Inc., Class A (c)	9,600	303,840
Nutraceutical International Corp. *	5,000	118,500
Oil-Dri Corp. of America	1,600	60,000
Orchids Paper Products Co.	2,500	73,750
Revlon, Inc., Class A *	5,400	160,542
Spectrum Brands Holdings, Inc.	6,500	617,760
The Clorox Co.	24,700	3,187,535
The Estee Lauder Cos., Inc., Class A	43,100	3,674,275
The Female Health Co. *(c)	7,500	9,675
The Procter & Gamble Co.	548,724	44,825,264
USANA Health Sciences, Inc. *	2,682	340,346
WD-40 Co.	4,600	475,180
		80,641,250
Security	Number of Shares	Value ($)
Insurance 3.0%
Aflac, Inc.	85,300	4,943,988
Alleghany Corp. *	3,440	1,644,045
Allied World Assurance Co. Holdings AG	14,700	537,873
Ambac Financial Group, Inc. *	13,400	188,136
American Equity Investment Life Holding Co.	12,600	229,194
American Financial Group, Inc.	18,750	1,330,875
American International Group, Inc.	248,115	14,013,535
American National Insurance Co.	2,300	223,514
AMERISAFE, Inc.	4,000	204,040
AmTrust Financial Services, Inc.	7,314	418,288
Aon plc	53,796	4,724,903
Arch Capital Group Ltd. *	23,800	1,607,690
Argo Group International Holdings Ltd.	5,512	313,247
Arthur J. Gallagher & Co.	33,400	1,257,176
Aspen Insurance Holdings Ltd.	10,400	483,704
Assurant, Inc.	14,800	1,203,388
Assured Guaranty Ltd.	31,900	758,582
Axis Capital Holdings Ltd.	17,600	948,816
Baldwin & Lyons, Inc., Class B	1,950	48,224
Brown & Brown, Inc.	19,300	583,825
Chubb Ltd.	91,968	10,398,822
Cincinnati Financial Corp.	35,450	2,042,983
Citizens, Inc. *(c)	16,000	103,680
CNA Financial Corp.	6,900	229,287
CNO Financial Group, Inc.	39,000	678,600
Crawford & Co., Class B	5,800	26,390
EMC Insurance Group, Inc.	1,800	41,868
Employers Holdings, Inc.	7,500	186,825
Endurance Specialty Holdings Ltd.	10,023	620,724
Enstar Group Ltd. *	3,300	526,515
Erie Indemnity Co., Class A	6,300	605,493
Everest Re Group Ltd.	8,700	1,556,778
FBL Financial Group, Inc., Class A	5,190	316,901
Federated National Holding Co.	1,500	37,110
First American Financial Corp.	28,600	982,982
FNF Group	55,539	1,798,353
Genworth Financial, Inc., Class A *	86,800	241,304
Greenlight Capital Re Ltd., Class A *	7,400	143,708
Horace Mann Educators Corp.	8,300	254,976
Independence Holding Co.	2,970	45,560
Infinity Property & Casualty Corp.	2,500	198,475
Kemper Corp.	7,700	266,112
Lincoln National Corp.	51,626	2,037,162
Loews Corp.	60,174	2,227,040
Maiden Holdings Ltd.	18,900	241,920
Markel Corp. *	3,203	2,691,993
Marsh & McLennan Cos., Inc.	104,200	5,556,986
MBIA, Inc. *	25,250	168,165
Mercury General Corp.	5,400	250,722
MetLife, Inc.	219,603	9,805,274
National General Holdings Corp.	10,400	205,816
National Western Life Group, Inc., Class A	500	115,365
Old Republic International Corp.	43,822	792,302
OneBeacon Insurance Group Ltd., Class A	14,800	190,032

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
PartnerRe Ltd.	8,900	1,249,560
Primerica, Inc.	10,700	481,607
Principal Financial Group, Inc.	55,641	2,114,358
ProAssurance Corp.	8,540	428,025
Prudential Financial, Inc.	88,472	6,200,118
Reinsurance Group of America, Inc.	12,900	1,086,567
RenaissanceRe Holdings Ltd.	8,532	961,130
RLI Corp.	5,600	332,080
Safety Insurance Group, Inc.	3,400	191,828
Selective Insurance Group, Inc.	7,800	244,218
StanCorp Financial Group, Inc.	9,300	1,066,338
State Auto Financial Corp.	5,500	120,065
Stewart Information Services Corp.	3,600	127,656
Symetra Financial Corp.	19,000	608,380
The Allstate Corp.	77,867	4,718,740
The Hanover Insurance Group, Inc.	6,900	562,281
The Hartford Financial Services Group, Inc.	83,262	3,345,467
The Navigators Group, Inc. *	4,200	367,962
The Phoenix Cos., Inc. *	475	17,456
The Progressive Corp.	115,764	3,617,625
The Travelers Cos., Inc.	62,752	6,716,974
Torchmark Corp.	22,200	1,206,348
United Fire Group, Inc.	5,000	193,150
Universal Insurance Holdings, Inc. (c)	8,700	163,038
Unum Group	52,114	1,492,545
Validus Holdings Ltd.	16,857	745,754
W. R. Berkley Corp.	18,050	905,207
White Mountains Insurance Group Ltd.	1,300	927,017
Willis Towers Watson plc	28,624	3,276,589
XL Group plc	57,900	2,099,454
		126,816,803
Materials 2.9%
A. Schulman, Inc.	5,300	134,196
A.M. Castle & Co. *(c)	5,800	10,672
AEP Industries, Inc.	1,900	160,816
Air Products & Chemicals, Inc.	38,000	4,814,980
Airgas, Inc.	15,100	2,114,000
AK Steel Holding Corp. *(c)	32,127	65,539
Albemarle Corp.	23,603	1,242,462
Alcoa, Inc. (c)	254,198	1,853,103
Allegheny Technologies, Inc.	20,092	188,463
American Vanguard Corp.	3,000	33,780
Ampco-Pittsburgh Corp.	4,500	46,890
AptarGroup, Inc.	10,900	794,610
Ashland, Inc.	11,923	1,129,823
Avery Dennison Corp.	16,000	974,240
Axalta Coating Systems Ltd. *	31,300	745,253
Axiall Corp.	15,400	276,122
Balchem Corp.	9,800	550,172
Ball Corp.	29,000	1,938,070
Bemis Co., Inc.	27,400	1,311,638
Berry Plastics Group, Inc. *	24,600	765,060
Boise Cascade Co. *	5,500	113,630
Cabot Corp.	10,900	439,706
Calgon Carbon Corp.	12,500	202,375
Carpenter Technology Corp.	8,300	230,408
Celanese Corp., Series A	30,700	1,954,669
Security	Number of Shares	Value ($)
Century Aluminum Co. *	11,600	54,752
CF Industries Holdings, Inc.	47,500	1,425,000
Chase Corp.	5,200	238,940
Chemtura Corp. *	14,000	367,360
Clearwater Paper Corp. *	5,472	214,284
Cliffs Natural Resources, Inc. *(c)	21,100	33,971
Codexis, Inc. *	1,870	7,574
Coeur Mining, Inc. *	22,400	49,504
Commercial Metals Co.	22,800	317,376
Compass Minerals International, Inc.	7,300	546,405
Crown Holdings, Inc. *	28,000	1,284,640
Deltic Timber Corp.	1,500	82,380
Domtar Corp.	10,500	338,625
E.I. du Pont de Nemours & Co.	178,907	9,439,133
Eagle Materials, Inc.	11,543	618,012
Eastman Chemical Co.	28,980	1,773,866
Ecolab, Inc.	51,904	5,598,884
Ferro Corp. *	21,000	195,090
Flotek Industries, Inc. *	13,300	88,844
FMC Corp.	28,000	1,000,160
Freeport-McMoRan, Inc. (c)	236,818	1,089,363
FutureFuel Corp.	8,300	103,916
General Moly, Inc. *	15,700	3,297
Graphic Packaging Holding Co.	52,900	600,944
Greif, Inc., Class A	11,300	298,659
H.B. Fuller Co.	9,000	334,980
Hawkins, Inc.	2,700	101,169
Haynes International, Inc.	2,500	80,000
Headwaters, Inc. *	12,000	191,640
Hecla Mining Co.	72,100	134,106
Horsehead Holding Corp. *(c)	12,800	3,296
Huntsman Corp.	38,600	333,118
Innophos Holdings, Inc.	5,300	141,563
Innospec, Inc.	4,200	209,370
International Flavors & Fragrances, Inc.	18,100	2,116,976
International Paper Co.	85,480	2,924,271
Intrepid Potash, Inc. *	11,800	25,724
Kaiser Aluminum Corp.	3,600	279,864
KapStone Paper & Packaging Corp.	15,800	233,524
KMG Chemicals, Inc.	1,600	36,896
Koppers Holdings, Inc. *	4,800	81,264
Kraton Performance Polymers, Inc. *	3,500	51,380
Kronos Worldwide, Inc.	11,720	55,084
Louisiana-Pacific Corp. *	32,900	517,188
LSB Industries, Inc. *	3,000	16,800
LyondellBasell Industries N.V., Class A	73,032	5,694,305
Martin Marietta Materials, Inc.	12,700	1,594,866
Materion Corp.	4,000	97,960
McEwen Mining, Inc.	31,130	38,290
Minerals Technologies, Inc.	6,200	254,138
Monsanto Co.	92,626	8,391,916
Myers Industries, Inc.	8,080	92,031
Neenah Paper, Inc.	4,231	255,722
NewMarket Corp.	1,900	720,613
Newmont Mining Corp.	111,174	2,219,033
Nucor Corp.	62,400	2,437,968
Olin Corp.	41,920	710,125
Olympic Steel, Inc.	1,400	13,076
OMNOVA Solutions, Inc. *	10,400	54,600
Owens-Illinois, Inc. *	33,600	434,784

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
P.H. Glatfelter Co.	7,000	103,320
Packaging Corp. of America	20,100	1,021,683
Platform Specialty Products Corp. *	24,500	186,935
PolyOne Corp.	14,810	400,759
PPG Industries, Inc.	52,800	5,022,336
Praxair, Inc.	54,900	5,490,000
Quaker Chemical Corp.	3,200	240,032
Rayonier Advanced Materials, Inc.	6,960	48,720
Reliance Steel & Aluminum Co.	13,300	757,302
Rentech, Inc. *	3,740	7,293
Resolute Forest Products, Inc. *	14,000	78,960
Royal Gold, Inc.	11,400	339,606
RPM International, Inc.	24,600	965,550
Schnitzer Steel Industries, Inc., Class A	3,450	46,403
Schweitzer-Mauduit International, Inc.	4,600	193,200
Sealed Air Corp.	37,300	1,511,769
Sensient Technologies Corp.	7,400	441,558
Silgan Holdings, Inc.	6,900	364,803
Sonoco Products Co.	16,800	663,768
Steel Dynamics, Inc.	47,300	867,955
Stepan Co.	4,300	193,328
Stillwater Mining Co. *	24,633	161,346
SunCoke Energy, Inc.	15,217	57,520
The Chemours Co.	34,661	136,564
The Dow Chemical Co.	224,451	9,426,942
The Mosaic Co.	71,112	1,713,799
The Scotts Miracle-Gro Co., Class A	12,500	858,500
The Sherwin-Williams Co.	15,601	3,988,708
The Valspar Corp.	13,300	1,041,789
TimkenSteel Corp.	6,550	59,015
Tredegar Corp.	5,100	66,963
Tronox Ltd., Class A	9,800	34,986
United States Steel Corp. (c)	26,300	184,100
Universal Stainless & Alloy Products, Inc. *	1,800	12,312
Valhi, Inc. (c)	13,600	16,184
Vulcan Materials Co.	26,192	2,310,134
W.R. Grace & Co. *	13,600	1,106,224
Westlake Chemical Corp.	7,500	341,100
WestRock Co.	51,969	1,833,466
Worthington Industries, Inc.	16,800	513,912
		121,548,140
Media 3.2%
A. H. Belo Corp., Class A	13,980	83,600
AMC Networks, Inc., Class A *	10,400	757,016
Cable One, Inc.	900	386,991
Cablevision Systems Corp., Class A	43,900	1,400,849
Carmike Cinemas, Inc. *	6,300	139,734
CBS Corp., Class B - Non Voting Shares	91,190	4,331,525
Central European Media Enterprises Ltd., Class A *(c)	9,900	25,542
Charter Communications, Inc., Class A *(c)	15,800	2,707,488
Cinemark Holdings, Inc.	19,600	578,004
Clear Channel Outdoor Holdings, Inc., Class A	20,700	104,535
Security	Number of Shares	Value ($)
Comcast Corp., Class A	489,860	27,290,101
Crown Media Holdings, Inc., Class A *	6,000	26,940
Cumulus Media, Inc., Class A *	25,351	6,650
Discovery Communications, Inc., Class A *	26,061	719,023
Discovery Communications, Inc., Class C *	57,261	1,558,072
DISH Network Corp., Class A *	43,300	2,090,091
DreamWorks Animation SKG, Inc., Class A *	19,500	499,980
Entercom Communications Corp., Class A *	11,000	115,390
Gannett Co., Inc.	19,500	289,380
Global Eagle Entertainment, Inc. *	17,114	172,851
Gray Television, Inc. *	25,500	335,325
Harte-Hanks, Inc.	17,200	58,824
John Wiley & Sons, Inc., Class A	9,000	376,200
Journal Media Group, Inc.	5,745	69,055
Liberty Broadband Corp., Class A *	4,373	208,155
Liberty Broadband Corp., Class C *	17,496	822,312
Liberty Global plc LiLAC., Class A *	2,498	87,930
Liberty Global plc LiLAC., Class C *	5,708	210,340
Liberty Global plc, Class A *	49,975	1,719,640
Liberty Global plc, Series C *	121,175	4,036,339
Liberty Media Corp., Class A *	17,495	640,667
Liberty Media Corp., Class C *	42,690	1,519,337
Lions Gate Entertainment Corp.	20,600	538,690
Live Nation Entertainment, Inc. *	26,457	600,574
Loral Space & Communications, Inc. *	2,800	96,740
Media General, Inc. *	18,400	298,816
Meredith Corp.	14,000	592,340
MSG Networks, Inc., Class A *	10,175	177,961
National CineMedia, Inc.	13,200	206,448
New Media Investment Group, Inc.	11,500	199,180
News Corp., Class A	104,687	1,357,790
News Corp., Class B	25,000	333,750
Nexstar Broadcasting Group, Inc., Class A	4,500	203,445
Omnicom Group, Inc.	45,800	3,359,430
Regal Entertainment Group, Class A (c)	12,100	208,725
Rentrak Corp. *	3,000	133,410
Salem Media Group, Inc.	5,700	22,173
Scholastic Corp.	7,300	250,609
Scripps Networks Interactive, Inc., Class A	19,200	1,170,624
Sinclair Broadcast Group, Inc., Class A	11,000	363,000
Sirius XM Holdings, Inc. *	485,300	1,795,610
Sizmek, Inc. *	8,300	28,303
Starz, Class A *	16,195	460,424
TEGNA, Inc.	46,100	1,106,861
The E.W. Scripps Co., Class A	18,547	352,022
The Interpublic Group of Cos., Inc.	73,037	1,638,950
The Madison Square Garden Co., Class A *	3,391	522,485
The New York Times Co., Class A	40,200	531,444
The Walt Disney Co.	304,639	29,190,509
Time Warner Cable, Inc.	56,637	10,308,500
Time Warner, Inc.	166,257	11,711,143

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Time, Inc.	19,122	286,830
Tribune Media Co., Class A	18,500	609,575
Twenty-First Century Fox, Inc., Class A	243,878	6,577,390
Twenty-First Century Fox, Inc., Class B	80,000	2,168,000
Viacom, Inc., Class B	75,922	3,465,080
World Wrestling Entertainment, Inc., Class A (c)	5,700	102,030
		134,336,747
Pharmaceuticals, Biotechnology & Life Sciences 9.0%
AbbVie, Inc.	331,496	18,199,130
ACADIA Pharmaceuticals, Inc. *	16,600	343,454
Accelerate Diagnostics, Inc. *(c)	5,300	78,493
Acceleron Pharma, Inc. *	12,500	383,750
Achillion Pharmaceuticals, Inc. *	19,800	133,848
Acorda Therapeutics, Inc. *	8,400	309,288
Acura Pharmaceuticals, Inc. *	4,180	7,733
Aegerion Pharmaceuticals, Inc. *	3,800	26,904
Affymetrix, Inc. *	25,500	357,765
Agilent Technologies, Inc.	62,917	2,368,825
Agios Pharmaceuticals, Inc. *(c)	6,000	253,320
Akorn, Inc. *	15,400	400,246
Albany Molecular Research, Inc. *	8,800	143,616
Alder Biopharmaceuticals, Inc. *	6,300	152,334
Alexion Pharmaceuticals, Inc. *	45,500	6,639,815
Alkermes plc *	28,600	915,486
Allergan plc *	79,687	22,665,373
Alnylam Pharmaceuticals, Inc. *	15,500	1,068,570
AMAG Pharmaceuticals, Inc. *	6,600	151,206
Amgen, Inc.	150,989	23,060,550
Amicus Therapeutics, Inc. *	27,200	164,288
Anacor Pharmaceuticals, Inc. *	9,800	736,274
Aratana Therapeutics, Inc. *	10,100	34,037
Arena Pharmaceuticals, Inc. *	32,100	48,471
ARIAD Pharmaceuticals, Inc. *	57,200	287,144
ArQule, Inc. *	21,000	36,750
Array BioPharma, Inc. *	62,184	192,149
Arrowhead Research Corp. *(c)	10,700	37,236
AVEO Pharmaceuticals, Inc. *	15,100	15,251
Baxalta, Inc.	114,006	4,561,380
Bio-Rad Laboratories, Inc., Class A *	4,900	625,289
Bio-Techne Corp.	7,800	644,982
BioCryst Pharmaceuticals, Inc. *	23,900	166,583
BioDelivery Sciences International, Inc. *(c)	14,119	57,182
Biogen, Inc. *	46,312	12,645,955
BioMarin Pharmaceutical, Inc. *	31,000	2,294,620
Biota Pharmaceuticals, Inc. *	26,016	41,886
Bluebird Bio, Inc. *	8,000	330,880
Bristol-Myers Squibb Co.	335,953	20,882,838
Bruker Corp. *	18,000	401,940
Cambrex Corp. *	7,200	249,408
Catalent, Inc. *	18,000	423,540
Celgene Corp. *	157,562	15,806,620
Celldex Therapeutics, Inc. *	25,800	214,140
Cempra, Inc. *(c)	7,500	129,225
Cepheid *	16,200	477,090
Security	Number of Shares	Value ($)
Charles River Laboratories International, Inc. *	10,416	773,180
Chimerix, Inc. *	7,200	55,440
Clovis Oncology, Inc. *	6,400	133,888
Depomed, Inc. *	14,500	222,430
Durect Corp. *	14,500	17,400
Dynavax Technologies Corp. *	10,950	263,785
Eagle Pharmaceuticals, Inc. *	2,500	179,750
Eli Lilly & Co.	198,489	15,700,480
Emergent BioSolutions, Inc. *	10,400	380,640
Endo International plc *	44,850	2,487,829
Endocyte, Inc. *	11,300	37,855
Enzo Biochem, Inc. *	43,981	208,470
Enzon Pharmaceuticals, Inc.	21,300	10,437
EPIRUS Biopharmaceuticals, Inc. *	843	2,723
Esperion Therapeutics, Inc. *	3,500	52,080
Exact Sciences Corp. *	42,700	280,539
Exelixis, Inc. *(c)	44,700	206,514
FibroGen, Inc. *	12,700	257,556
Five Prime Therapeutics, Inc. *	9,200	330,740
Fluidigm Corp. *	6,000	40,260
Foundation Medicine, Inc. *(c)	6,500	94,835
Genomic Health, Inc. *	8,400	241,920
Geron Corp. *	46,200	140,910
Gilead Sciences, Inc.	289,192	24,002,936
GTx, Inc. *	15,900	10,667
Halozyme Therapeutics, Inc. *	28,000	246,400
Harvard Apparatus Regenerative Technology, Inc. *	4,825	7,768
Harvard Bioscience, Inc. *	19,300	57,321
Heron Therapeutics, Inc. *(c)	8,200	172,118
Horizon Pharma plc *	30,500	533,750
Illumina, Inc. *	29,500	4,659,525
ImmunoGen, Inc. *	16,900	143,481
Immunomedics, Inc. *(c)	64,448	121,162
Impax Laboratories, Inc. *	13,800	517,086
INC Research Holdings, Inc., Class A *	9,100	383,383
Incyte Corp. *	35,800	2,526,048
Infinity Pharmaceuticals, Inc. *	19,600	121,716
Innoviva, Inc. (c)	13,700	137,274
Inovio Pharmaceuticals, Inc. *(c)	20,194	134,896
Insmed, Inc. *	15,000	198,000
Intercept Pharmaceuticals, Inc. *	3,900	414,297
Intra-Cellular Therapies, Inc. *	8,000	296,640
Intrexon Corp. *(c)	15,900	463,326
Ionis Pharmaceuticals, Inc. *	22,900	891,497
Ironwood Pharmaceuticals, Inc. *	19,800	182,754
Jazz Pharmaceuticals plc *	14,400	1,853,856
Johnson & Johnson	558,109	58,288,904
Juno Therapeutics, Inc. *(c)	13,900	383,362
Keryx Biopharmaceuticals, Inc. *(c)	24,800	87,544
Kite Pharma, Inc. *(c)	8,300	394,167
Lannett Co., Inc. *(c)	8,800	224,488
Lexicon Pharmaceuticals, Inc. *(c)	18,214	185,601
Ligand Pharmaceuticals, Inc. *	4,948	494,652
Luminex Corp. *	12,900	247,551
MacroGenics, Inc. *	7,500	150,975
Mallinckrodt plc *	25,602	1,487,220
MannKind Corp. *(c)	40,800	40,690
Medivation, Inc. *	30,400	994,080
Merck & Co., Inc.	565,416	28,649,629

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Merrimack Pharmaceuticals, Inc. *	38,590	238,100
Mettler-Toledo International, Inc. *	5,900	1,845,815
MiMedx Group, Inc. *(c)	26,820	223,142
Momenta Pharmaceuticals, Inc. *	13,500	167,670
Mylan N.V. *	85,200	4,489,188
Myriad Genetics, Inc. *	16,600	646,902
Nektar Therapeutics *	43,600	594,704
Neurocrine Biosciences, Inc. *	17,200	731,860
NewLink Genetics Corp. *	4,700	114,492
Novavax, Inc. *	52,500	270,375
Omeros Corp. *(c)	8,800	94,952
Oncothyreon, Inc. *	25,700	34,181
Ophthotech Corp. *	8,000	433,520
OPKO Health, Inc. *(c)	77,300	621,492
Orexigen Therapeutics, Inc. *(c)	32,750	59,933
OvaScience, Inc. *(c)	4,900	27,685
Pacific Biosciences of California, Inc. *	17,500	187,075
Pacira Pharmaceuticals, Inc. *	6,500	386,230
Pain Therapeutics, Inc. *	18,600	30,132
PAREXEL International Corp. *	13,800	882,648
PDL BioPharma, Inc.	28,700	90,118
PerkinElmer, Inc.	23,577	1,139,241
Perrigo Co., plc	29,700	4,294,026
Pfizer, Inc.	1,243,025	37,899,832
Portola Pharmaceuticals, Inc. *	13,300	439,299
POZEN, Inc. *	16,100	105,455
Prestige Brands Holdings, Inc. *	8,500	396,780
Prothena Corp. plc *	8,919	347,395
PTC Therapeutics, Inc. *	5,885	140,181
Puma Biotechnology, Inc. *	4,800	200,352
Quintiles Transnational Holdings, Inc. *	18,800	1,143,604
Radius Health, Inc. *	8,000	256,240
Raptor Pharmaceutical Corp. *	29,942	122,762
Regeneron Pharmaceuticals, Inc. *	15,400	6,469,386
Relypsa, Inc. *(c)	7,400	139,416
Repligen Corp. *	9,886	218,975
Retrophin, Inc. *	9,400	140,718
Rigel Pharmaceuticals, Inc. *	48,200	132,550
Sagent Pharmaceuticals, Inc. *	9,800	148,078
Sangamo BioSciences, Inc. *	14,600	88,330
Sarepta Therapeutics, Inc. *	9,800	116,424
Seattle Genetics, Inc. *	23,400	771,732
Sequenom, Inc. *(c)	87,600	141,036
Spectrum Pharmaceuticals, Inc. *	24,200	120,032
Sucampo Pharmaceuticals, Inc., Class A *	4,300	54,395
Synta Pharmaceuticals Corp. *	43,900	10,751
TESARO, Inc. *	6,195	213,975
Tetraphase Pharmaceuticals, Inc. *	5,600	30,464
The Medicines Co. *	15,600	539,136
TherapeuticsMD, Inc. *	35,777	255,806
Theravance Biopharma, Inc. *	3,914	64,268
Thermo Fisher Scientific, Inc.	80,302	10,604,682
Ultragenyx Pharmaceutical, Inc. *	7,700	432,355
United Therapeutics Corp. *	9,100	1,120,938
Vanda Pharmaceuticals, Inc. *	13,953	119,019
Vertex Pharmaceuticals, Inc. *	48,244	4,378,143
Vical, Inc. *	34,400	12,040
VIVUS, Inc. *(c)	23,400	23,634
VWR Corp. *	9,000	220,140
Security	Number of Shares	Value ($)
Waters Corp. *	16,100	1,951,481
XenoPort, Inc. *	37,200	184,884
ZIOPHARM Oncology, Inc. *(c)	33,811	168,041
Zoetis, Inc.	92,879	3,998,441
		382,513,940
Real Estate 4.3%
Acadia Realty Trust	23,300	794,530
AG Mortgage Investment Trust, Inc.	12,000	140,760
Agree Realty Corp.	5,000	184,600
Alexander & Baldwin, Inc.	6,400	193,920
Alexander's, Inc.	800	292,000
Alexandria Real Estate Equities, Inc.	15,800	1,251,044
Altisource Portfolio Solutions S.A. *	2,800	80,920
Altisource Residential Corp.	10,789	107,351
American Assets Trust, Inc.	8,000	299,120
American Campus Communities, Inc.	29,900	1,261,780
American Capital Agency Corp.	72,900	1,244,403
American Capital Mortgage Investment Corp.	14,600	190,238
American Homes 4 Rent, Class A	24,300	364,257
American Realty Investors, Inc. *	1,537	6,102
American Tower Corp.	85,144	8,032,485
Annaly Capital Management, Inc.	180,600	1,715,700
Anworth Mortgage Asset Corp.	24,200	103,092
Apartment Investment & Management Co., Class A	39,211	1,535,111
Apollo Commercial Real Estate Finance, Inc.	11,400	181,260
Apollo Residential Mortgage, Inc.	12,900	139,965
Apple Hospitality REIT, Inc. (c)	35,000	640,150
ARMOUR Residential REIT, Inc.	7,625	148,611
Ashford Hospitality Prime, Inc.	2,168	23,826
Ashford Hospitality Trust, Inc.	9,000	50,040
AV Homes, Inc. *	6,500	66,430
AvalonBay Communities, Inc.	26,919	4,616,339
Blackstone Mortgage Trust, Inc., Class A	18,102	448,568
Boston Properties, Inc.	31,100	3,614,131
Brandywine Realty Trust	62,663	803,966
Brixmor Property Group, Inc.	31,600	841,192
Camden Property Trust	17,500	1,335,250
Campus Crest Communities, Inc. *	17,900	123,868
Capstead Mortgage Corp.	21,740	203,052
Care Capital Properties, Inc.	16,741	501,226
CareTrust REIT, Inc.	7,131	73,164
CBL & Associates Properties, Inc.	26,785	287,939
CBRE Group, Inc., Class A *	57,000	1,594,290
Cedar Realty Trust, Inc.	33,200	234,392
Chatham Lodging Trust	8,234	155,293
Chesapeake Lodging Trust	18,500	464,720
Chimera Investment Corp.	33,940	420,517
CIM Commercial Trust Corp.	9,700	164,900
Colony Capital, Inc., Class A	19,300	332,539
Colony Starwood Homes	6,440	138,589
Columbia Property Trust, Inc.	20,200	449,854
Communications Sales & Leasing, Inc.	21,853	419,796
Consolidated-Tomoka Land Co.	2,000	92,900
CoreSite Realty Corp.	7,300	468,222

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Corporate Office Properties Trust	14,400	321,120
Corrections Corp. of America	20,285	584,411
Cousins Properties, Inc.	53,345	459,834
Crown Castle International Corp.	65,323	5,630,843
CubeSmart	41,400	1,295,406
CyrusOne, Inc.	10,000	368,500
CYS Investments, Inc.	25,500	175,695
DCT Industrial Trust, Inc.	15,900	569,061
DDR Corp.	54,584	933,932
DiamondRock Hospitality Co.	59,386	492,904
Digital Realty Trust, Inc.	27,300	2,186,184
Douglas Emmett, Inc.	24,948	737,962
Duke Realty Corp.	69,590	1,400,847
DuPont Fabros Technology, Inc.	9,200	305,164
Dynex Capital, Inc.	21,998	131,988
EastGroup Properties, Inc.	6,300	336,357
Education Realty Trust, Inc.	9,166	358,207
Empire State Realty Trust, Inc., Class A	22,502	372,408
EPR Properties	9,600	575,520
Equinix, Inc.	13,673	4,246,424
Equity Commonwealth *	23,450	630,570
Equity LifeStyle Properties, Inc.	20,700	1,364,544
Equity One, Inc.	12,100	335,412
Equity Residential	73,500	5,666,115
Essex Property Trust, Inc.	12,989	2,768,086
Extra Space Storage, Inc.	23,200	2,104,008
Federal Realty Investment Trust	15,200	2,292,616
FelCor Lodging Trust, Inc.	28,000	194,880
First Industrial Realty Trust, Inc.	15,900	327,381
First Potomac Realty Trust	14,800	144,892
Forest City Realty Trust, Inc., Class A *	45,500	896,350
Forestar Group, Inc. *	4,933	44,792
Four Corners Property Trust, Inc.	8,500	143,650
Franklin Street Properties Corp.	22,500	219,600
Gaming & Leisure Properties, Inc.	21,618	563,797
General Growth Properties, Inc.	125,309	3,513,664
Getty Realty Corp.	9,552	170,790
Global Net Lease, Inc. (c)	40,000	280,000
Government Properties Income Trust	9,900	135,927
Gramercy Property Trust	108,912	796,147
Griffin Industrial Realty, Inc.	300	7,212
Hatteras Financial Corp.	13,800	169,188
HCP, Inc.	95,548	3,433,995
Healthcare Realty Trust, Inc.	15,800	458,832
Healthcare Trust of America, Inc., Class A	29,300	821,572
Hersha Hospitality Trust	10,000	175,700
Highwoods Properties, Inc.	17,261	729,968
Hospitality Properties Trust	24,500	577,955
Host Hotels & Resorts, Inc.	146,663	2,031,283
Hudson Pacific Properties, Inc.	9,100	231,231
Inland Real Estate Corp.	20,300	217,413
Invesco Mortgage Capital, Inc.	22,300	252,436
Investors Real Estate Trust	28,600	186,472
Iron Mountain, Inc.	36,173	996,204
iStar, Inc. *	13,390	139,792
Jones Lang LaSalle, Inc.	9,300	1,308,696
Kennedy-Wilson Holdings, Inc.	12,200	247,416
Kilroy Realty Corp.	15,400	860,398
Security	Number of Shares	Value ($)
Kimco Realty Corp.	82,295	2,237,601
Kite Realty Group Trust	15,825	419,362
Lamar Advertising Co., Class A	16,100	903,371
LaSalle Hotel Properties	19,700	436,552
Lexington Realty Trust	33,567	246,046
Liberty Property Trust	33,100	970,492
LTC Properties, Inc.	8,700	387,411
Mack-Cali Realty Corp.	18,500	384,615
Maui Land & Pineapple Co., Inc. *	800	4,240
Medical Properties Trust, Inc.	65,300	718,300
MFA Financial, Inc.	60,500	384,175
Mid-America Apartment Communities, Inc.	12,844	1,205,024
Monmouth Real Estate Investment Corp.	18,100	186,068
Monogram Residential Trust, Inc.	55,400	483,088
National Health Investors, Inc.	5,900	358,012
National Retail Properties, Inc.	29,220	1,254,707
New Century Financial Corp. *(b)(e)	3,600	—
New Residential Investment Corp.	45,250	515,397
New Senior Investment Group, Inc.	20,583	189,158
New York Mortgage Trust, Inc.	18,600	90,024
New York REIT, Inc.	47,400	487,272
Newcastle Investment Corp.	20,583	73,275
NorthStar Realty Europe Corp.	10,512	99,233
NorthStar Realty Finance Corp.	31,537	374,344
Omega Healthcare Investors, Inc.	32,494	1,030,385
One Liberty Properties, Inc.	1,400	29,008
Outfront Media, Inc.	24,003	522,065
Paramount Group, Inc.	45,900	752,760
Parkway Properties, Inc.	14,940	201,242
Pebblebrook Hotel Trust	12,300	300,366
Pennsylvania Real Estate Investment Trust	13,900	272,162
PennyMac Mortgage Investment Trust	14,400	195,120
Physicians Realty Trust	24,400	416,508
Piedmont Office Realty Trust, Inc., Class A	27,500	509,025
Plum Creek Timber Co., Inc.	37,947	1,537,233
Post Properties, Inc.	8,200	469,778
Potlatch Corp.	5,753	165,917
Preferred Apartment Communities, Inc., Class A	3,700	44,585
Prologis, Inc.	106,534	4,204,897
PS Business Parks, Inc.	6,800	588,744
Public Storage	30,997	7,859,599
QTS Realty Trust, Inc., Class A	9,100	420,420
RAIT Financial Trust	16,199	41,469
Ramco-Gershenson Properties Trust	22,500	384,525
Rayonier, Inc.	32,182	678,718
Realogy Holdings Corp. *	29,400	964,320
Realty Income Corp.	48,035	2,679,873
Redwood Trust, Inc.	19,700	212,169
Regency Centers Corp.	20,233	1,464,667
Resource Capital Corp.	7,150	74,503
Retail Opportunity Investments Corp.	14,400	266,256
Retail Properties of America, Inc., Class A	41,600	645,216
RLJ Lodging Trust	30,400	556,016

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rouse Properties, Inc.	10,715	187,512
Ryman Hospitality Properties, Inc.	15,237	715,377
Sabra Health Care REIT, Inc.	13,700	251,532
Saul Centers, Inc.	4,700	239,089
Select Income REIT	14,600	275,940
Senior Housing Properties Trust	37,819	547,619
Seritage Growth Properties (c)	13,000	506,870
Silver Bay Realty Trust Corp.	13,033	181,941
Simon Property Group, Inc.	63,005	11,736,571
SL Green Realty Corp.	19,566	1,890,271
Sovran Self Storage, Inc.	8,726	983,246
Spirit Realty Capital, Inc.	89,048	933,223
STAG Industrial, Inc.	11,900	201,467
Starwood Property Trust, Inc.	50,873	968,622
STORE Capital Corp.	15,000	371,850
Summit Hotel Properties, Inc.	9,600	97,440
Sun Communities, Inc.	11,300	752,467
Sunstone Hotel Investors, Inc.	62,013	736,714
Tanger Factory Outlet Centers, Inc.	15,600	499,044
Taubman Centers, Inc.	11,600	824,064
Tejon Ranch Co. *	3,674	71,863
The Geo Group, Inc.	11,899	351,972
The Howard Hughes Corp. *	6,300	598,689
The Macerich Co.	27,405	2,136,768
The RMR Group, Inc., Class A *	1,189	24,791
The St. Joe Co. *	18,800	299,108
Two Harbors Investment Corp.	60,300	458,280
UDR, Inc.	50,961	1,813,702
UMH Properties, Inc.	7,900	74,497
Universal Health Realty Income Trust	4,700	238,901
Urban Edge Properties	16,046	389,918
Urstadt Biddle Properties, Inc., Class A	4,500	91,350
Ventas, Inc.	66,966	3,704,559
VEREIT, Inc.	178,200	1,373,922
Vornado Realty Trust	36,192	3,201,544
Washington Real Estate Investment Trust	9,700	244,731
Weingarten Realty Investors	23,175	808,576
Welltower, Inc.	71,958	4,477,227
Western Asset Mortgage Capital Corp.	4,607	45,195
Weyerhaeuser Co.	99,992	2,560,795
Whitestone REIT	2,100	23,142
WP Carey, Inc.	22,700	1,322,275
WP Glimcher, Inc.	33,804	306,940
Xenia Hotels & Resorts, Inc.	35,200	514,976
		181,684,046
Retailing 5.0%
Aaron's, Inc.	14,675	335,764
Abercrombie & Fitch Co., Class A	11,800	309,632
Advance Auto Parts, Inc.	15,340	2,332,447
Aeropostale, Inc. *	25,600	6,656
Amazon.com, Inc. *	77,325	45,389,775
America's Car-Mart, Inc. *	6,850	160,701
American Eagle Outfitters, Inc.	40,750	596,580
Asbury Automotive Group, Inc. *	6,500	306,020
Ascena Retail Group, Inc. *	34,141	251,961
AutoNation, Inc. *	13,800	596,850
Security	Number of Shares	Value ($)
AutoZone, Inc. *	6,200	4,757,818
Barnes & Noble Education, Inc. *	4,676	51,530
Barnes & Noble, Inc.	7,400	64,898
Bed Bath & Beyond, Inc. *	35,500	1,532,535
Best Buy Co., Inc.	63,425	1,771,460
Big Lots, Inc.	14,700	570,066
Burlington Stores, Inc. *	17,000	913,410
Cabela's, Inc. *	7,700	323,939
Caleres, Inc.	6,675	179,424
CarMax, Inc. *	40,246	1,778,068
Chico's FAS, Inc.	26,200	272,218
Christopher & Banks Corp. *	13,400	23,182
Conn's, Inc. *(c)	7,900	97,328
Core-Mark Holding Co., Inc.	4,000	325,160
CST Brands, Inc.	12,286	475,960
Destination Maternity Corp.	5,000	33,450
Dick's Sporting Goods, Inc.	17,500	683,900
Dillard's, Inc., Class A	4,300	302,763
Dollar General Corp.	59,625	4,475,452
Dollar Tree, Inc. *	49,344	4,012,654
DSW, Inc., Class A	11,560	277,556
Expedia, Inc.	24,469	2,472,348
Express, Inc. *	12,600	213,696
Five Below, Inc. *	15,800	556,634
Foot Locker, Inc.	29,900	2,020,044
Francesca's Holdings Corp. *	13,300	242,459
Fred's, Inc., Class A	6,700	110,550
FTD Cos., Inc. *	8,070	199,329
GameStop Corp., Class A (c)	19,348	507,111
Genesco, Inc. *	4,300	284,402
Genuine Parts Co.	30,300	2,610,951
GNC Holdings, Inc., Class A	15,500	434,155
Group 1 Automotive, Inc.	4,400	236,060
Groupon, Inc. *	88,400	240,448
Guess?, Inc.	16,800	311,472
Hibbett Sports, Inc. *	3,543	113,943
HSN, Inc.	6,269	295,019
J.C. Penney Co., Inc. *(c)	72,200	524,172
Kirkland's, Inc.	8,700	102,921
Kohl's Corp.	39,600	1,970,100
L Brands, Inc.	51,320	4,934,418
Lands' End, Inc. *(c)	7,747	168,730
Liberty Interactive Corp., QVC Group, Class A *	89,109	2,322,181
Liberty TripAdvisor Holdings, Inc., Class A *	13,830	308,824
Liberty Ventures, Series A *	25,347	996,897
Lithia Motors, Inc., Class A	3,300	252,681
LKQ Corp. *	58,900	1,613,860
Lowe's Cos., Inc.	181,451	13,002,779
Lumber Liquidators Holdings, Inc. *	4,600	59,386
Macy's, Inc.	63,863	2,580,704
MarineMax, Inc. *	16,300	275,633
Mattress Firm Holding Corp. *(c)	3,200	116,800
Monro Muffler Brake, Inc.	4,462	293,376
Murphy USA, Inc. *	6,875	397,719
Netflix, Inc. *	86,147	7,911,740
Nordstrom, Inc.	26,300	1,291,330
O'Reilly Automotive, Inc. *	19,799	5,165,559
Office Depot, Inc. *	99,656	513,228
Outerwall, Inc. (c)	5,000	169,000
Pacific Sunwear of California, Inc. *	41,175	9,388

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Penske Automotive Group, Inc.	9,100	285,467
Pier 1 Imports, Inc.	15,800	63,516
Pool Corp.	6,662	562,939
Rent-A-Center, Inc.	7,750	105,555
Restoration Hardware Holdings, Inc. *	6,300	388,206
Ross Stores, Inc.	80,400	4,523,304
Sally Beauty Holdings, Inc. *	39,950	1,101,022
Sears Holdings Corp. *(c)	11,385	192,976
Select Comfort Corp. *	12,200	256,932
Shoe Carnival, Inc.	6,300	146,097
Shutterfly, Inc. *	6,300	262,395
Signet Jewelers Ltd.	16,800	1,948,800
Sonic Automotive, Inc., Class A	11,200	191,744
Stage Stores, Inc.	14,275	118,482
Staples, Inc.	118,900	1,060,588
Stein Mart, Inc.	10,300	75,808
Systemax, Inc. *	8,000	68,000
Tailored Brands, Inc.	6,600	90,486
Target Corp.	125,378	9,079,875
The Buckle, Inc. (c)	3,875	110,127
The Cato Corp., Class A	7,100	286,343
The Children's Place, Inc.	3,600	234,360
The Finish Line, Inc., Class A	7,161	135,629
The Gap, Inc.	51,800	1,280,496
The Home Depot, Inc.	254,663	32,026,419
The Michaels Cos., Inc. *	16,000	348,800
The Pep Boys - Manny, Moe & Jack *	19,400	358,706
The Priceline Group, Inc. *	9,976	10,624,141
The TJX Cos., Inc.	133,447	9,506,764
Tiffany & Co.	22,200	1,417,248
Tractor Supply Co.	25,700	2,269,567
Trans World Entertainment Corp. *	9,700	31,816
TripAdvisor, Inc. *	22,272	1,486,879
Tuesday Morning Corp. *	10,800	60,156
Ulta Salon, Cosmetics & Fragrance, Inc. *	12,100	2,192,157
Urban Outfitters, Inc. *	18,000	411,840
Vitamin Shoppe, Inc. *	4,200	127,806
VOXX International Corp. *	9,100	39,039
Wayfair, Inc., Class A *(c)	7,500	339,000
West Marine, Inc. *	8,200	67,814
Williams-Sonoma, Inc.	16,200	836,892
Winmark Corp.	1,700	160,412
Zumiez, Inc. *	10,500	190,155
		214,103,962
Semiconductors & Semiconductor Equipment 2.4%
Advanced Energy Industries, Inc. *	4,500	126,360
Advanced Micro Devices, Inc. *(c)	123,300	271,260
Amkor Technology, Inc. *	35,700	219,198
Amtech Systems, Inc. *	3,500	19,845
ANADIGICS, Inc. *	8,150	5,624
Analog Devices, Inc.	60,249	3,245,011
Applied Materials, Inc.	232,598	4,105,355
Applied Micro Circuits Corp. *	21,300	118,428
Atmel Corp.	84,600	681,876
Avago Technologies Ltd.	73,400	9,814,314
AXT, Inc. *	3,500	8,785
Broadcom Corp., Class A (c)	111,590	6,100,625
Security	Number of Shares	Value ($)
Brooks Automation, Inc.	11,885	113,264
Cabot Microelectronics Corp. *	5,660	230,022
Cavium, Inc. *	10,400	600,808
CEVA, Inc. *	7,233	167,444
Cirrus Logic, Inc. *	9,800	340,256
Cohu, Inc.	7,500	90,825
Cree, Inc. *	20,900	585,827
Cypress Semiconductor Corp. *	69,226	544,116
Diodes, Inc. *	11,012	210,660
DSP Group, Inc. *	6,300	60,291
Entegris, Inc. *	48,499	565,498
Exar Corp. *	9,834	54,087
Fairchild Semiconductor International, Inc. *	17,800	364,722
First Solar, Inc. *	16,479	1,131,448
FormFactor, Inc. *	14,600	121,326
GSI Technology, Inc. *	8,500	29,325
Inphi Corp. *	14,400	399,600
Integrated Device Technology, Inc. *	26,920	685,922
Intel Corp.	945,297	29,323,113
Intersil Corp., Class A	26,764	347,932
IXYS Corp.	6,900	82,317
KLA-Tencor Corp.	29,000	1,942,710
Kopin Corp. *	19,600	37,828
Kulicke & Soffa Industries, Inc. *	18,500	187,220
Lam Research Corp.	30,267	2,172,868
Lattice Semiconductor Corp. *	25,100	121,986
Linear Technology Corp.	49,900	2,132,227
Marvell Technology Group Ltd.	111,400	985,890
Maxim Integrated Products, Inc.	55,700	1,860,380
MaxLinear, Inc., Class A *	4,422	68,010
Microchip Technology, Inc.	42,875	1,921,229
Micron Technology, Inc. *	230,807	2,545,801
Microsemi Corp. *	26,738	847,595
MKS Instruments, Inc.	14,000	496,160
Monolithic Power Systems, Inc.	6,500	406,705
MoSys, Inc. *	6,400	5,824
Nanometrics, Inc. *	5,300	74,889
NVIDIA Corp.	97,000	2,841,130
ON Semiconductor Corp. *	75,165	643,412
PDF Solutions, Inc. *	9,699	105,040
Photronics, Inc. *	18,000	214,920
Power Integrations, Inc.	4,200	197,946
Qorvo, Inc. *	30,074	1,190,931
QuickLogic Corp. *(c)	27,600	35,604
Rambus, Inc. *	19,600	239,904
Rudolph Technologies, Inc. *	16,418	210,315
Semtech Corp. *	21,700	436,170
Silicon Laboratories, Inc. *	9,200	419,520
Skyworks Solutions, Inc.	40,689	2,804,286
SunEdison, Inc. *(c)	58,000	181,540
SunPower Corp. *(c)	15,500	394,320
Synaptics, Inc. *	8,450	619,470
Teradyne, Inc.	34,959	679,253
Tessera Technologies, Inc.	11,100	319,902
Texas Instruments, Inc.	201,197	10,649,357
Ultratech, Inc. *	4,800	96,816
Veeco Instruments, Inc. *	8,800	164,032
Xcerra Corp. *	19,192	105,172
Xilinx, Inc.	47,500	2,387,825
		101,509,671

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 12.0%
Accenture plc, Class A	124,097	13,097,197
ACI Worldwide, Inc. *	23,100	413,490
Activision Blizzard, Inc.	98,232	3,420,438
Actua Corp. *	8,050	76,153
Acxiom Corp. *	13,300	248,710
Adobe Systems, Inc. *	98,610	8,789,109
Akamai Technologies, Inc. *	37,038	1,689,674
Alliance Data Systems Corp. *	11,844	2,366,313
Alphabet, Inc., Class A *	58,976	44,901,378
Alphabet, Inc., Class C *	59,427	44,151,290
Amdocs Ltd.	34,600	1,894,004
Angie's List, Inc. *	22,248	188,886
ANSYS, Inc. *	19,286	1,700,832
Aspen Technology, Inc. *	15,400	499,576
Autodesk, Inc. *	44,300	2,074,126
Automatic Data Processing, Inc.	94,262	7,832,230
Bankrate, Inc. *	14,600	167,024
Bazaarvoice, Inc. *	15,200	55,024
Blackbaud, Inc.	13,400	823,832
Blackhawk Network Holdings, Inc. *	12,003	452,393
Blucora, Inc. *	11,572	99,866
Booz Allen Hamilton Holding Corp.	24,800	701,592
Bottomline Technologies de, Inc. *	8,800	253,616
Broadridge Financial Solutions, Inc.	23,825	1,276,067
BroadSoft, Inc. *	6,500	222,365
CA, Inc.	69,408	1,994,092
CACI International, Inc., Class A *	4,100	340,587
Cadence Design Systems, Inc. *	47,500	929,100
Callidus Software, Inc. *	16,546	255,305
Cardtronics, Inc. *	8,800	271,128
CDK Global, Inc.	32,620	1,436,911
Ciber, Inc. *	24,900	80,925
Citrix Systems, Inc. *	30,800	2,170,168
Cognizant Technology Solutions Corp., Class A *	121,700	7,704,827
CommVault Systems, Inc. *	6,900	258,888
Computer Sciences Corp.	27,638	886,351
comScore, Inc. *	7,500	288,975
Constant Contact, Inc. *	7,000	221,270
Convergys Corp.	16,000	391,040
CoreLogic, Inc. *	23,100	824,670
Cornerstone OnDemand, Inc. *	7,100	217,899
CoStar Group, Inc. *	6,600	1,157,442
Covisint Corp. *	4,460	9,411
CSG Systems International, Inc.	8,900	310,966
CSRA, Inc.	27,638	740,146
Demand Media, Inc. *	5,920	29,837
Demandware, Inc. *	6,800	288,524
Digimarc Corp. *(c)	3,542	126,733
DST Systems, Inc.	5,900	621,919
EarthLink Holdings Corp.	17,050	100,936
eBay, Inc. *	215,744	5,061,354
Ebix, Inc. (c)	8,303	283,298
Edgewater Technology, Inc. *	767	5,975
Electronic Arts, Inc. *	62,500	4,034,062
Ellie Mae, Inc. *	8,393	586,083
Endurance International Group Holdings, Inc. *	13,300	122,094
EnerNOC, Inc. *	9,754	51,208
Envestnet, Inc. *	7,300	171,185
Security	Number of Shares	Value ($)
EPAM Systems, Inc. *	7,800	584,220
Epiq Systems, Inc.	8,525	106,733
Euronet Worldwide, Inc. *	8,800	701,976
Everi Holdings, Inc. *	28,300	79,523
EVERTEC, Inc.	14,000	192,360
ExlService Holdings, Inc. *	7,200	314,352
Facebook, Inc., Class A *	456,507	51,224,650
Fair Isaac Corp.	4,744	453,384
FalconStor Software, Inc. *	1,200	2,232
Fidelity National Information Services, Inc.	56,091	3,350,315
FireEye, Inc. *	29,500	415,655
First Data Corp., Class A *	35,000	467,950
Fiserv, Inc. *	48,600	4,595,616
FleetCor Technologies, Inc. *	14,800	1,818,032
Forrester Research, Inc.	6,800	217,396
Fortinet, Inc. *	26,700	751,338
Gartner, Inc. *	18,100	1,590,809
Genpact Ltd. *	28,274	676,314
Global Payments, Inc.	22,880	1,348,776
Glu Mobile, Inc. *	38,900	85,969
Gogo, Inc. *(c)	16,000	232,800
GrubHub, Inc. *	20,400	384,540
GSE Systems, Inc. *	2,424	5,115
Guidewire Software, Inc. *	14,700	809,088
Heartland Payment Systems, Inc.	7,700	709,016
Higher One Holdings, Inc. *	19,400	67,706
IAC/InterActiveCorp	18,072	938,660
Imperva, Inc. *	8,262	425,989
Infoblox, Inc. *	8,600	138,804
Information Services Group, Inc. *	7,500	28,725
Interactive Intelligence Group, Inc. *	2,900	69,252
Internap Corp. *	13,200	50,952
International Business Machines Corp.	179,951	22,456,085
Intralinks Holdings, Inc. *	12,200	98,332
Intuit, Inc.	54,530	5,208,160
j2 Global, Inc.	9,000	652,590
Jack Henry & Associates, Inc.	13,800	1,120,284
Jive Software, Inc. *	27,994	97,419
Leidos Holdings, Inc.	11,000	507,320
LinkedIn Corp., Class A *	22,800	4,512,348
Lionbridge Technologies, Inc. *	19,500	90,285
Liquidity Services, Inc. *	15,481	100,781
LivePerson, Inc. *	19,700	111,502
LogMeIn, Inc. *	7,600	397,024
Manhattan Associates, Inc. *	16,300	939,695
ManTech International Corp., Class A	8,600	247,938
Marketo, Inc. *	6,684	127,063
MasterCard, Inc., Class A	199,756	17,784,277
Mattersight Corp. *	190	1,037
MAXIMUS, Inc.	11,300	603,081
Mentor Graphics Corp.	23,800	413,644
Microsoft Corp.	1,608,518	88,613,257
MicroStrategy, Inc., Class A *	2,256	389,183
ModusLink Global Solutions, Inc. *	10,450	22,468
MoneyGram International, Inc. *	9,037	47,896
Monotype Imaging Holdings, Inc.	6,500	162,110
Monster Worldwide, Inc. *	35,800	178,642
NetSuite, Inc. *	7,900	548,023
NeuStar, Inc., Class A *(c)	9,300	228,594

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NIC, Inc.	26,000	514,540
Nuance Communications, Inc. *	59,974	1,057,342
Oracle Corp.	644,713	23,409,529
Pandora Media, Inc. *	55,300	537,516
Paychex, Inc.	61,864	2,960,811
Paycom Software, Inc. *	10,700	322,605
Paylocity Holding Corp. *	8,900	276,968
PayPal Holdings, Inc. *	229,744	8,302,948
Pegasystems, Inc.	12,800	300,800
Perficient, Inc. *	7,800	148,590
PRGX Global, Inc. *	11,000	41,800
Progress Software Corp. *	9,300	240,777
Proofpoint, Inc. *	9,000	453,240
PROS Holdings, Inc. *	7,826	96,103
PTC, Inc. *	19,780	585,686
Qlik Technologies, Inc. *	22,200	555,888
Qualys, Inc. *	5,600	145,544
Rackspace Hosting, Inc. *	23,700	478,977
RealNetworks, Inc. *	12,725	46,064
RealPage, Inc. *	10,500	202,545
Red Hat, Inc. *	36,600	2,563,830
Reis, Inc.	1,400	31,570
Rightside Group Ltd. *	5,920	53,280
RingCentral, Inc., Class A *	24,600	536,772
Rovi Corp. *	15,412	299,918
Sabre Corp.	43,200	1,106,352
salesforce.com, Inc. *	125,622	8,549,833
Science Applications International Corp.	6,285	267,867
Seachange International, Inc. *	9,250	57,535
ServiceNow, Inc. *	31,800	1,978,278
ServiceSource International, Inc. *	14,400	55,728
Shutterstock, Inc. *(c)	4,000	115,560
SolarWinds, Inc. *	12,000	719,400
Solera Holdings, Inc.	11,400	618,564
Splunk, Inc. *	27,000	1,249,830
SPS Commerce, Inc. *	4,300	280,704
SS&C Technologies Holdings, Inc.	16,700	1,073,643
Stamps.com, Inc. *	5,827	546,689
StarTek, Inc. *	3,900	15,639
Support.com, Inc. *	18,400	15,881
Sykes Enterprises, Inc. *	11,026	324,605
Symantec Corp.	139,573	2,769,128
Synchronoss Technologies, Inc. *	8,100	248,184
Synopsys, Inc. *	28,084	1,204,804
Syntel, Inc. *	8,600	407,124
Tableau Software, Inc., Class A *	10,742	861,938
Take-Two Interactive Software, Inc. *	22,600	784,220
Tangoe, Inc. *	8,200	68,634
TeleCommunication Systems, Inc., Class A *	10,800	53,568
TeleTech Holdings, Inc.	9,100	243,061
Teradata Corp. *	27,000	657,180
Textura, Corp. *	6,941	109,598
The Hackett Group, Inc.	7,200	106,344
The Ultimate Software Group, Inc. *	6,600	1,159,158
The Western Union Co.	102,032	1,820,251
TiVo, Inc. *	17,800	142,044
Total System Services, Inc.	36,904	1,482,065
Travelport Worldwide Ltd.	20,000	217,800
Twitter, Inc. *	127,600	2,143,680
Tyler Technologies, Inc. *	6,800	1,068,008
Security	Number of Shares	Value ($)
Unisys Corp. *	18,200	178,724
United Online, Inc. *	2,478	26,292
Unwired Planet, Inc. *	647	6,004
Vantiv, Inc., Class A *	29,400	1,383,270
VASCO Data Security International, Inc. *(c)	9,200	142,600
Verint Systems, Inc. *	9,510	348,161
VeriSign, Inc. *	22,275	1,683,990
VirnetX Holding Corp. *(c)	10,600	42,188
Virtusa Corp. *	4,700	210,184
Visa, Inc., Class A	392,504	29,237,623
VMware, Inc., Class A *(c)	17,100	782,325
Web.com Group, Inc. *	18,523	348,788
WebMD Health Corp. *	7,074	361,552
WEX, Inc. *	8,900	646,229
Workday, Inc., Class A *	20,100	1,266,501
Xerox Corp.	194,056	1,892,046
Xura, Inc. *	6,250	134,125
Yahoo! Inc. *	182,944	5,398,677
Yelp, Inc. *	14,300	299,585
Zendesk, Inc. *	15,000	330,150
Zillow Group, Inc., Class A *(c)	8,797	190,631
Zillow Group, Inc., Class C *(c)	17,594	360,677
Zynga, Inc., Class A *	212,600	522,996
		510,345,637
Technology Hardware & Equipment 5.3%
3D Systems Corp. *(c)	18,800	150,588
ADTRAN, Inc.	9,100	165,256
Agilysys, Inc. *	8,460	83,754
Amphenol Corp., Class A	60,800	3,013,856
Anixter International, Inc. *	4,000	197,760
Apple, Inc.	1,122,962	109,309,121
Arista Networks, Inc. *	8,600	516,258
ARRIS International plc *	43,075	1,097,120
Arrow Electronics, Inc. *	18,532	956,251
Aviat Networks, Inc. *	18,877	13,916
Avnet, Inc.	26,588	1,061,393
AVX Corp.	14,000	160,720
Badger Meter, Inc.	4,000	223,320
Belden, Inc.	6,900	294,768
Benchmark Electronics, Inc. *	7,830	164,430
Black Box Corp.	4,100	31,242
Brocade Communications Systems, Inc.	106,135	846,957
CalAmp Corp. *	4,000	68,000
CDW Corp.	31,400	1,207,330
Checkpoint Systems, Inc.	7,100	46,008
Ciena Corp. *	17,970	319,327
Cisco Systems, Inc.	1,015,140	24,150,181
Cognex Corp.	14,800	477,300
Coherent, Inc. *	4,100	316,807
CommScope Holding Co., Inc. *	27,582	618,389
Comtech Telecommunications Corp.	4,175	81,496
Corning, Inc.	239,007	4,447,920
Cray, Inc. *	7,600	299,364
CTS Corp.	8,800	138,600
Daktronics, Inc.	8,700	69,861
Diebold, Inc.	12,900	357,588
Digi International, Inc. *	9,100	82,992
Dolby Laboratories, Inc., Class A	8,800	316,888

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
DTS, Inc. *	4,300	95,804
Echelon Corp. *	720	4,306
EchoStar Corp., Class A *	6,740	236,776
Electro Rent Corp.	7,100	62,054
Electro Scientific Industries, Inc. *	9,900	59,796
Electronics For Imaging, Inc. *	15,500	641,390
EMC Corp.	389,899	9,657,798
Extreme Networks, Inc. *	27,500	75,900
F5 Networks, Inc. *	13,100	1,228,518
Fabrinet *	11,108	276,700
FARO Technologies, Inc. *	3,000	77,010
FEI Co.	10,000	724,500
Finisar Corp. *	15,800	200,660
Fitbit, Inc., Class A *(c)	14,800	245,680
FLIR Systems, Inc.	26,100	763,164
Frequency Electronics, Inc. *	500	4,440
Harmonic, Inc. *	20,042	66,139
Harris Corp.	22,755	1,979,002
Hewlett Packard Enterprise Co.	353,736	4,867,407
HP, Inc.	353,736	3,434,777
Hutchinson Technology, Inc. *	6,000	22,200
I.D. Systems, Inc. *	5,500	22,055
Identiv, Inc. *	120	228
II-VI, Inc. *	13,000	270,400
Imation Corp. *	5,500	4,618
Immersion Corp. *	4,300	36,464
Infinera Corp. *	27,300	418,236
Ingram Micro, Inc., Class A	25,500	719,100
Insight Enterprises, Inc. *	8,950	211,489
Intellicheck Mobilisa, Inc. *	62	62
InterDigital, Inc.	6,700	301,768
InvenSense, Inc. *	8,900	73,069
IPG Photonics Corp. *	7,400	598,142
Itron, Inc. *	5,700	187,872
Ixia *	14,900	142,593
Jabil Circuit, Inc.	35,300	702,823
Juniper Networks, Inc.	75,965	1,792,774
Keysight Technologies, Inc. *	31,458	736,117
Kimball Electronics, Inc. *	6,825	68,523
Knowles Corp. *	13,900	189,040
Lexmark International, Inc., Class A	10,900	307,489
LightPath Technologies, Inc., Class A *	75	219
Littelfuse, Inc.	3,700	377,030
Lumentum Holdings, Inc. *	8,910	175,794
Maxwell Technologies, Inc. *(c)	7,700	53,669
Mercury Systems, Inc. *	7,800	148,902
Methode Electronics, Inc.	9,500	247,570
MOCON, Inc.	600	7,866
Motorola Solutions, Inc.	34,733	2,319,123
MTS Systems Corp.	3,781	201,906
Multi-Fineline Electronix, Inc. *	5,700	95,361
National Instruments Corp.	16,112	459,192
NCR Corp. *	35,100	749,034
NetApp, Inc.	64,900	1,423,257
NETGEAR, Inc. *	6,000	224,220
NetScout Systems, Inc. *	26,000	560,300
Newport Corp. *	8,500	129,455
Nimble Storage, Inc. *	16,100	105,777
OSI Systems, Inc. *	3,700	202,834
Palo Alto Networks, Inc. *	14,900	2,227,401
Park Electrochemical Corp.	3,600	58,608
Security	Number of Shares	Value ($)
PC Connection, Inc.	7,000	157,990
PC-Tel, Inc.	8,900	42,631
Plantronics, Inc.	6,000	268,980
Plexus Corp. *	6,500	227,175
Polycom, Inc. *	22,400	228,256
QLogic Corp. *	17,044	218,504
QUALCOMM, Inc.	304,739	13,816,866
Quantum Corp. *	125,000	59,400
Radisys Corp. *	7,200	19,440
Research Frontiers, Inc. *(c)	2,800	12,012
Richardson Electronics Ltd.	7,300	37,595
Rofin-Sinar Technologies, Inc. *	3,800	96,862
Rogers Corp. *	4,200	199,374
Ruckus Wireless, Inc. *	20,000	168,200
SanDisk Corp.	41,700	2,948,190
Sanmina Corp. *	20,900	391,666
ScanSource, Inc. *	6,300	197,694
Seagate Technology plc	61,966	1,800,112
Sonus Networks, Inc. *	15,860	95,160
Super Micro Computer, Inc. *	8,200	244,196
SYNNEX Corp.	8,400	705,180
TE Connectivity Ltd.	78,300	4,475,628
Tech Data Corp. *	5,300	330,720
TESSCO Technologies, Inc.	4,025	66,493
TransAct Technologies, Inc.	1,500	11,595
Trimble Navigation Ltd. *	62,084	1,197,600
TTM Technologies, Inc. *	11,000	64,130
Ubiquiti Networks, Inc. *(c)	3,200	94,752
Universal Display Corp. *	10,100	495,910
VeriFone Systems, Inc. *	18,000	421,020
ViaSat, Inc. *	10,700	668,750
Viavi Solutions, Inc. *	44,553	222,765
Vishay Intertechnology, Inc.	18,588	213,019
Vishay Precision Group, Inc. *	5,620	66,428
Western Digital Corp.	47,345	2,271,613
Zebra Technologies Corp., Class A *	9,575	578,330
		225,673,398
Telecommunication Services 2.4%
8x8, Inc. *	25,000	314,000
Alaska Communications Systems Group, Inc. *	5,000	8,100
AT&T, Inc.	1,234,207	44,505,504
Atlantic Tele-Network, Inc.	3,250	250,218
CenturyLink, Inc.	114,178	2,902,405
Cincinnati Bell, Inc. *	61,468	199,156
Cogent Communications Holdings, Inc.	9,900	330,759
Consolidated Communications Holdings, Inc.	16,757	335,810
Frontier Communications Corp.	257,368	1,171,024
General Communication, Inc., Class A *	10,500	190,260
Globalstar, Inc. *(c)	42,400	54,272
inContact, Inc. *	20,172	174,488
Iridium Communications, Inc. *	11,800	82,128
Level 3 Communications, Inc. *	62,725	3,061,607
Lumos Networks Corp. *	1,500	17,370
NTELOS Holdings Corp. *	4,500	41,625
SBA Communications Corp., Class A *	26,400	2,620,992

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shenandoah Telecommunications Co.	14,200	326,316
Spok Holdings, Inc.	5,500	99,055
Sprint Corp. *(c)	142,805	431,271
T-Mobile US, Inc. *	57,450	2,306,618
Telephone & Data Systems, Inc.	22,222	515,328
United States Cellular Corp. *	5,400	203,256
Verizon Communications, Inc.	816,069	40,778,968
Vonage Holdings Corp. *	36,400	186,732
Windstream Holdings, Inc. (c)	18,211	105,078
Zayo Group Holdings, Inc. *	12,000	300,240
		101,512,580
Transportation 1.9%
Alaska Air Group, Inc.	25,000	1,760,000
Allegiant Travel Co.	3,200	513,504
AMERCO	1,000	366,650
American Airlines Group, Inc.	130,597	5,091,977
ArcBest Corp.	4,800	98,544
Atlas Air Worldwide Holdings, Inc. *	6,500	238,745
Avis Budget Group, Inc. *	20,600	541,162
C.H. Robinson Worldwide, Inc.	29,100	1,884,807
Celadon Group, Inc.	8,890	70,587
Covenant Transport Group, Inc., Class A *	3,000	58,590
CSX Corp.	192,700	4,435,954
Delta Air Lines, Inc.	161,811	7,166,609
Expeditors International of Washington, Inc.	40,900	1,845,408
FedEx Corp.	51,363	6,825,115
Forward Air Corp.	4,600	198,536
Genesee & Wyoming, Inc., Class A *	9,000	446,220
Hawaiian Holdings, Inc. *	10,700	376,747
Heartland Express, Inc.	16,241	278,533
Hertz Global Holdings, Inc. *	87,300	792,684
Hub Group, Inc., Class A *	7,100	216,337
JB Hunt Transport Services, Inc.	19,600	1,424,920
JetBlue Airways Corp. *	60,662	1,292,707
Kansas City Southern	23,255	1,648,314
Kirby Corp. *	11,100	562,215
Knight Transportation, Inc.	14,650	358,486
Landstar System, Inc.	6,600	378,906
Macquarie Infrastructure Corp.	13,700	918,722
Marten Transport Ltd.	9,476	159,007
Matson, Inc.	10,500	424,305
Norfolk Southern Corp.	62,900	4,434,450
Old Dominion Freight Line, Inc. *	12,412	680,550
Park-Ohio Holdings Corp.	3,600	102,708
Republic Airways Holdings, Inc. *	12,500	26,625
Roadrunner Transportation Systems, Inc. *	4,900	38,808
Ryder System, Inc.	9,500	505,115
Saia, Inc. *	4,450	95,186
SkyWest, Inc.	7,000	105,140
Southwest Airlines Co.	129,015	4,853,544
Spirit Airlines, Inc. *	14,000	585,200
Swift Transportation Co. *	19,000	309,890
Union Pacific Corp.	170,970	12,309,840
United Continental Holdings, Inc. *	75,700	3,654,796
United Parcel Service, Inc., Class B	139,785	13,027,962
Universal Truckload Services, Inc.	3,300	42,603
Security	Number of Shares	Value ($)
Werner Enterprises, Inc.	10,032	242,273
Wesco Aircraft Holdings, Inc. *	13,500	152,415
XPO Logistics, Inc. *(c)	24,310	555,484
YRC Worldwide, Inc. *	8,600	88,924
		82,185,804
Utilities 3.4%
AES Corp.	138,596	1,316,662
AGL Resources, Inc.	21,529	1,368,383
ALLETE, Inc.	14,633	774,086
Alliant Energy Corp.	26,300	1,718,442
Ameren Corp.	43,176	1,939,466
American DG Energy, Inc. *	11,400	4,423
American Electric Power Co., Inc.	96,320	5,872,630
American States Water Co.	9,600	435,840
American Water Works Co., Inc.	31,200	2,025,192
Aqua America, Inc.	37,467	1,181,335
Artesian Resources Corp., Class A	4,000	121,240
Atmos Energy Corp.	17,400	1,204,428
Avista Corp.	15,800	585,074
Black Hills Corp.	13,400	660,352
Cadiz, Inc. *(c)	6,356	35,276
California Water Service Group	11,300	283,517
Calpine Corp. *	65,100	996,681
CenterPoint Energy, Inc.	88,700	1,585,069
Chesapeake Utilities Corp.	2,770	174,427
Cleco Corp.	16,000	850,240
CMS Energy Corp.	56,959	2,214,566
Connecticut Water Service, Inc.	5,100	218,943
Consolidated Edison, Inc.	55,510	3,851,839
Delta Natural Gas Co., Inc.	1,291	28,157
Dominion Resources, Inc.	118,765	8,571,270
DTE Energy Co.	33,748	2,868,917
Duke Energy Corp.	136,950	10,312,335
Dynegy, Inc. *	27,300	323,232
Edison International	62,910	3,887,838
El Paso Electric Co.	11,300	462,509
Entergy Corp.	34,293	2,420,400
Eversource Energy	61,336	3,299,877
Exelon Corp.	190,269	5,626,254
FirstEnergy Corp.	82,056	2,712,771
Genie Energy Ltd., Class B *	12,800	107,648
Great Plains Energy, Inc.	41,341	1,152,587
Hawaiian Electric Industries, Inc.	27,100	810,832
IDACORP, Inc.	9,800	681,982
ITC Holdings Corp.	33,000	1,316,700
MDU Resources Group, Inc.	36,025	608,102
MGE Energy, Inc.	9,950	482,077
Middlesex Water Co.	9,400	272,600
National Fuel Gas Co.	20,700	938,331
New Jersey Resources Corp.	20,150	709,683
NextEra Energy, Inc.	91,372	10,207,166
NiSource, Inc.	65,764	1,381,702
Northwest Natural Gas Co.	6,300	327,285
NorthWestern Corp.	7,100	396,464
NRG Energy, Inc.	63,356	674,108
NRG Yield, Inc., Class A	8,300	102,920
NRG Yield, Inc., Class C	8,300	109,892
OGE Energy Corp.	41,200	1,080,676
ONE Gas, Inc.	8,525	482,174
Ormat Technologies, Inc.	8,600	304,440

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Otter Tail Corp.	7,800	217,152
Pattern Energy Group, Inc.	6,400	121,280
Pepco Holdings, Inc.	56,800	1,515,424
PG&E Corp.	98,100	5,386,671
Piedmont Natural Gas Co., Inc.	24,400	1,445,456
Pinnacle West Capital Corp.	24,200	1,604,702
PNM Resources, Inc.	11,200	351,792
Portland General Electric Co.	24,800	963,976
PPL Corp.	125,700	4,407,042
Public Service Enterprise Group, Inc.	97,800	4,039,140
Pure Cycle Corp. *	8,000	31,840
Questar Corp.	28,900	589,271
SCANA Corp.	31,005	1,951,765
Sempra Energy	46,596	4,414,971
SJW Corp.	4,470	145,722
South Jersey Industries, Inc.	8,400	208,824
Southwest Gas Corp.	13,400	788,322
Talen Energy Corp. *	15,700	112,255
TECO Energy, Inc.	41,000	1,111,920
TerraForm Power, Inc., Class A *	9,400	93,154
The Empire District Electric Co.	11,200	328,608
The Laclede Group, Inc.	15,200	971,888
The Southern Co.	182,721	8,938,711
The York Water Co.	6,100	162,687
UGI Corp.	27,900	948,600
Unitil Corp.	7,200	279,000
Vectren Corp.	15,266	638,729
WEC Energy Group, Inc.	61,277	3,384,329
Westar Energy, Inc.	28,600	1,245,816
WGL Holdings, Inc.	7,300	487,567
Xcel Energy, Inc.	103,108	3,940,788
		142,906,442
Total Common Stock
(Cost $2,893,187,453)		4,181,156,736

Rights 0.0% of net assets
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Dyax Corp. CVR *(b)(e)	31,000	34,410
FRD Acquisition Co. CVR *(b)(e)	8,700	—
		34,410
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(e)	8,900	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(e)	13,000	27,846
Total Rights
(Cost $67,392)		62,256

Security	Number of Shares	Value ($)
Warrants 0.0% of net assets
Energy 0.0%
Magnum Hunter Resources Corp. *(b)(e)	2,293	—
Total Warrants
(Cost $—)		—

Other Investment Company 1.0% of net assets
Securities Lending Collateral 1.0%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (d)	44,604,703	44,604,703
Total Other Investment Company
(Cost $44,604,703)		44,604,703
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets
Time Deposits 1.3%
Bank of Tokyo - Mitsubishi UFJ
0.14%, 02/01/16	12,496,714	12,496,714
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	41,367,984	41,367,984
Total Short-Term Investments
(Cost $53,864,698)		53,864,698

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $3,013,900,551 and the unrealized appreciation and depreciation were $1,472,217,771 and ($206,429,929), respectively, with a net unrealized appreciation of $1,265,787,842.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	Illiquid security. At the period end, the value of these amounted to $62,256 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $44,589,362.
(d)	The rate shown is the 7-day yield.
(e)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

Schwab Total Stock Market Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Depreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/18/16	110	11,345,400	(307,967)
S&P 500 Index, e-mini, Long, expires 03/18/16	660	63,693,300	(551,626)
Net Unrealized Depreciation			(859,593)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Assets Valuation Input
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,181,156,736	$—	$—	$4,181,156,736
Rights [1]	—	—	62,256	62,256
Warrants [1]	—	—	—	—
Other Investment Company[1]	44,604,703	—	—	44,604,703
Short-Term Investments[1]	—	53,864,698	—	53,864,698
Total	$4,225,761,439	$53,864,698	$62,256	$4,279,688,393
Liabilities Valuation Input

Other Financial Instruments
Futures Contracts[2]	($859,593)	$—	$—	($859,593)
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Rights	$32,760	$—	($4,914)	$34,410	$—	$—	$—	$62,256
Total	$32,760	$—	($4,914)	$34,410	$—	$—	$—	$62,256
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.

Schwab Capital Trust
Schwab International Index Fund®
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.1%	Common Stock	2,561,058,092	2,722,740,047
0.5%	Preferred Stock	16,806,002	14,581,833
0.0%	Rights	171,378	173,718
0.6%	Other Investment Company	15,462,571	15,462,571
0.8%	Short-Term Investments	21,169,948	21,169,948
100.0%	Total Investments	2,614,667,991	2,774,128,117
0.0%	Other Assets and Liabilities, Net		934,928
100.0%	Net Assets		2,775,063,045

Security	Number of Shares	Value ($)
Common Stock 98.1% of net assets
Australia 6.7%
Banks 2.4%
Australia & New Zealand Banking Group Ltd.	682,109	11,840,725
Bank of Queensland Ltd.	89,063	834,280
Bendigo & Adelaide Bank Ltd.	98,787	759,910
Commonwealth Bank of Australia	402,200	22,734,610
National Australia Bank Ltd.	622,736	12,371,274
Westpac Banking Corp.	786,939	17,427,751
		65,968,550
Capital Goods 0.0%
CIMIC Group Ltd.	26,359	454,621
Commercial & Professional Supplies 0.1%
Brambles Ltd.	375,416	2,998,964
Seek Ltd.	74,156	772,016
		3,770,980
Consumer Services 0.1%
Aristocrat Leisure Ltd.	120,776	887,530
Crown Resorts Ltd.	86,330	761,454
Flight Centre Travel Group Ltd. (a)	11,202	313,054
Tabcorp Holdings Ltd.	197,467	649,164
Tatts Group Ltd.	359,783	1,070,254
		3,681,456
Diversified Financials 0.2%
ASX Ltd.	47,112	1,425,036
Challenger Ltd.	134,444	765,174
Security	Number of Shares	Value ($)
Macquarie Group Ltd.	70,191	3,620,565
Platinum Asset Management Ltd.	46,261	214,150
		6,024,925
Energy 0.3%
Caltex Australia Ltd.	64,807	1,733,103
Oil Search Ltd.	320,180	1,504,618
Origin Energy Ltd.	420,422	1,244,296
Santos Ltd.	395,441	906,903
Woodside Petroleum Ltd.	176,879	3,564,883
		8,953,803
Food & Staples Retailing 0.5%
Wesfarmers Ltd.	266,083	8,028,513
Woolworths Ltd.	303,252	5,271,938
		13,300,451
Food, Beverage & Tobacco 0.1%
Coca-Cola Amatil Ltd.	129,657	776,228
Treasury Wine Estates Ltd.	179,536	1,168,513
		1,944,741
Health Care Equipment & Services 0.2%
Cochlear Ltd.	13,562	908,991
Healthscope Ltd.	411,020	649,743
Ramsay Health Care Ltd.	33,875	1,470,729
Sonic Healthcare Ltd.	85,234	1,123,671
		4,153,134
Insurance 0.4%
AMP Ltd.	709,105	2,732,635
Insurance Australia Group Ltd.	570,516	2,157,886
Medibank Pvt Ltd.	623,599	1,117,678
QBE Insurance Group Ltd.	322,860	2,525,563
Suncorp Group Ltd.	309,827	2,584,750
		11,118,512
Materials 0.8%
Alumina Ltd.	529,070	396,018
Amcor Ltd.	275,282	2,625,079
BHP Billiton Ltd.	766,106	8,413,344
Boral Ltd.	194,101	778,868
Fortescue Metals Group Ltd. (a)	384,488	483,195
Iluka Resources Ltd.	88,811	348,446
Incitec Pivot Ltd.	387,731	864,245
James Hardie Industries plc CDI	108,813	1,260,899
Newcrest Mining Ltd. *	185,787	1,746,528
Orica Ltd.	85,202	868,284
Rio Tinto Ltd.	102,987	2,908,328
South32 Ltd. *	1,284,917	901,860
		21,595,094
Media 0.0%
REA Group Ltd.	11,698	444,023
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
CSL Ltd.	110,317	8,217,410

    1

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 0.6%
Dexus Property Group	239,107	1,261,126
Goodman Group	414,322	1,814,201
LendLease Group	136,065	1,270,586
Mirvac Group	854,706	1,167,029
Scentre Group	1,283,949	4,010,745
Stockland	562,198	1,649,532
The GPT Group	438,599	1,534,255
Vicinity Centres	803,376	1,672,528
Westfield Corp.	460,848	3,280,594
		17,660,596
Retailing 0.0%
Harvey Norman Holdings Ltd.	132,814	423,511
Software & Services 0.0%
Computershare Ltd.	115,712	863,889
Telecommunication Services 0.2%
Telstra Corp., Ltd.	1,009,729	4,068,554
TPG Telecom Ltd.	68,681	494,836
		4,563,390
Transportation 0.3%
Asciano Ltd.	158,233	1,003,144
Aurizon Holdings Ltd.	498,416	1,317,945
Qantas Airways Ltd. *	98,127	272,872
Sydney Airport	251,805	1,185,723
Transurban Group	480,524	3,704,682
		7,484,366
Utilities 0.2%
AGL Energy Ltd.	157,765	2,103,983
APA Group	263,879	1,608,635
AusNet Services	407,266	426,500
DUET Group	544,007	895,253
		5,034,371
		185,657,823
Austria 0.2%
Banks 0.1%
Erste Group Bank AG *	65,936	1,904,667
Raiffeisen Bank International AG *	31,357	395,519
		2,300,186
Capital Goods 0.1%
ANDRITZ AG	19,353	899,883
Energy 0.0%
OMV AG	34,514	888,401
Materials 0.0%
voestalpine AG	24,764	651,271
		4,739,741
Belgium 1.5%
Banks 0.1%
KBC Groep N.V.	59,647	3,418,177
Diversified Financials 0.1%
Groupe Bruxelles Lambert S.A.	18,712	1,422,637
Security	Number of Shares	Value ($)
Food & Staples Retailing 0.1%
Colruyt S.A.	17,161	917,584
Delhaize Group	24,505	2,572,045
		3,489,629
Food, Beverage & Tobacco 0.9%
Anheuser-Busch InBev N.V.	190,470	23,954,752
Insurance 0.1%
Ageas	48,027	1,950,421
Materials 0.1%
Solvay S.A.	17,808	1,475,269
Umicore S.A.	22,105	812,699
		2,287,968
Media 0.0%
Telenet Group Holding N.V. *	11,584	602,993
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
UCB S.A.	30,363	2,596,064
Telecommunication Services 0.0%
Proximus	34,582	1,195,404
		40,918,045
Denmark 1.9%
Banks 0.2%
Danske Bank A/S	165,371	4,450,374
Capital Goods 0.1%
Vestas Wind Systems A/S	52,397	3,428,561
Commercial & Professional Supplies 0.1%
ISS A/S	33,325	1,178,147
Consumer Durables & Apparel 0.1%
Pandora A/S	26,305	3,519,227
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	24,724	2,084,420
Health Care Equipment & Services 0.1%
Coloplast A/S, Class B	26,765	2,197,361
William Demant Holding A/S *	6,452	568,749
		2,766,110
Insurance 0.0%
Tryg A/S	28,614	547,131
Materials 0.1%
Chr. Hansen Holding A/S	23,411	1,433,387
Novozymes A/S, B Shares	55,255	2,306,299
		3,739,686
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Novo Nordisk A/S, Class B	464,673	25,960,540
Telecommunication Services 0.0%
TDC A/S	207,416	890,736
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	924	1,167,906
AP Moeller - Maersk A/S, Series B	1,576	2,027,717
DSV A/S	45,591	1,774,237
		4,969,860
		53,534,792

2

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Finland 1.0%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	26,034	885,162
Capital Goods 0.2%
Kone Oyj, Class B	79,915	3,512,594
Metso Oyj	25,010	516,057
Wartsila Oyj Abp	36,379	1,634,050
		5,662,701
Energy 0.0%
Neste Oyj	30,786	964,504
Insurance 0.2%
Sampo Oyj, A Shares	107,335	5,197,618
Materials 0.1%
Stora Enso Oyj, R Shares	127,451	1,038,693
UPM-Kymmene Oyj	129,195	2,105,468
		3,144,161
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	23,550	776,966
Technology Hardware & Equipment 0.3%
Nokia Oyj	1,238,114	8,918,707
Telecommunication Services 0.1%
Elisa Oyj	31,961	1,157,600
Utilities 0.1%
Fortum Oyj	102,012	1,604,084
		28,311,503
France 9.7%
Automobiles & Components 0.4%
Compagnie Generale des Etablissements Michelin	43,378	3,957,519
Peugeot S.A. *	102,034	1,517,221
Renault S.A.	45,018	3,819,908
Valeo S.A.	19,073	2,478,313
		11,772,961
Banks 0.8%
BNP Paribas S.A.	251,022	11,891,366
Credit Agricole S.A.	245,692	2,451,777
Natixis S.A.	235,018	1,149,845
Societe Generale S.A.	172,216	6,569,625
		22,062,613
Capital Goods 1.6%
Airbus Group SE	140,195	8,817,712
Alstom S.A. *(a)	52,546	1,410,002
Bouygues S.A.	48,125	1,883,811
Compagnie de Saint-Gobain	116,947	4,819,884
Legrand S.A.	63,523	3,498,881
Rexel S.A.	77,223	914,529
Safran S.A.	74,290	4,812,691
Schneider Electric SE	132,493	7,069,263
Thales S.A.	24,970	1,900,586
Vinci S.A.	113,110	7,662,887
Zodiac Aerospace (a)	47,203	984,324
		43,774,570
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	59,466	1,132,861
Edenred	49,244	926,516
Societe BIC S.A.	6,847	1,115,146
		3,174,523
Consumer Durables & Apparel 0.6%
Christian Dior SE	12,965	2,192,726
Hermes International	6,333	2,154,571
Kering	17,828	3,004,419
LVMH Moet Hennessy Louis Vuitton SE	66,204	10,648,679
		18,000,395
Consumer Services 0.1%
Accor S.A.	51,113	1,941,183
Sodexo S.A.	21,974	2,152,100
		4,093,283
Diversified Financials 0.0%
Eurazeo S.A.	9,055	552,753
Wendel S.A.	6,304	631,290
		1,184,043
Energy 0.9%
Technip S.A.	24,327	1,133,506
Total S.A.	514,927	22,873,520
		24,007,026
Food & Staples Retailing 0.1%
Carrefour S.A.	130,295	3,708,300
Casino Guichard Perrachon S.A. (a)	13,859	628,214
		4,336,514
Food, Beverage & Tobacco 0.6%
Danone S.A.	139,544	9,611,143
Pernod-Ricard S.A.	50,820	5,947,642
Remy Cointreau S.A.	5,148	369,742
		15,928,527
Health Care Equipment & Services 0.2%
Essilor International S.A.	48,813	6,055,830
Household & Personal Products 0.4%
L'Oreal S.A.	59,488	10,167,968
Insurance 0.5%
AXA S.A.	461,939	11,415,773
CNP Assurances	42,813	572,517
SCOR SE	34,843	1,214,565
		13,202,855
Materials 0.4%
Air Liquide S.A.	81,614	8,439,657
ArcelorMittal (a)	240,377	911,932
Arkema S.A.	16,853	1,052,654
Imerys S.A.	8,347	516,559
		10,920,802
Media 0.5%
Eutelsat Communications S.A.	42,441	1,371,671
JC Decaux S.A.	15,814	622,694
Lagardere S.C.A.	27,000	767,281
Numericable-SFR SAS	25,897	1,028,222
Publicis Groupe S.A.	44,517	2,670,366

    3

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SES S.A.	79,543	2,079,848
Vivendi S.A. (a)	278,132	6,046,612
		14,586,694
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	279,899	23,276,586
Real Estate 0.4%
Fonciere Des Regions	6,593	560,185
Gecina S.A.	7,883	1,013,338
ICADE	7,471	530,946
Klepierre	53,561	2,321,440
Unibail-Rodamco SE	23,504	5,924,455
		10,350,364
Semiconductors & Semiconductor Equipment 0.0%
STMicroelectronics N.V.	149,777	978,506
Software & Services 0.3%
Atos SE	20,754	1,640,677
Cap Gemini S.A.	38,483	3,516,605
Dassault Systemes S.A.	29,185	2,255,812
		7,413,094
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	233,613	926,332
Ingenico Group S.A.	13,215	1,559,965
		2,486,297
Telecommunication Services 0.4%
Iliad S.A.	6,150	1,542,163
Orange S.A.	470,643	8,356,569
		9,898,732
Transportation 0.1%
Aeroports de Paris	6,658	754,218
Bollore S.A.	195,141	787,576
Groupe Eurotunnel SE - Reg'd	113,376	1,302,837
		2,844,631
Utilities 0.4%
Electricite de France S.A.	54,100	707,438
Engie	347,314	5,541,593
Suez Environnement Co.	73,480	1,362,135
Veolia Environnement S.A.	104,117	2,510,168
		10,121,334
		270,638,148
Germany 8.3%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	79,356	6,609,169
Continental AG	26,192	5,496,321
Daimler AG - Reg'd	228,523	15,999,751
Volkswagen AG	8,715	1,143,997
		29,249,238
Banks 0.1%
Commerzbank AG *	259,072	2,105,345
Capital Goods 0.8%
Brenntag AG	35,268	1,730,520
GEA Group AG	42,458	1,781,245
MAN SE	8,274	836,032
Security	Number of Shares	Value ($)
OSRAM Licht AG	22,359	998,250
Siemens AG - Reg'd	188,094	18,028,760
		23,374,807
Consumer Durables & Apparel 0.2%
adidas AG	49,015	5,047,204
Hugo Boss AG	15,109	1,203,321
		6,250,525
Diversified Financials 0.4%
Deutsche Bank AG - Reg'd	328,550	5,887,931
Deutsche Boerse AG	45,917	3,918,215
		9,806,146
Food & Staples Retailing 0.0%
METRO AG	43,780	1,240,515
Health Care Equipment & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	51,053	4,534,056
Fresenius SE & Co. KGaA	90,860	6,029,272
		10,563,328
Household & Personal Products 0.2%
Beiersdorf AG	24,480	2,259,355
Henkel AG & Co. KGaA	24,790	2,285,874
		4,545,229
Insurance 1.0%
Allianz SE - Reg'd	108,002	17,478,646
Hannover Rueck SE	13,693	1,441,155
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	39,406	7,592,409
		26,512,210
Materials 1.0%
BASF SE	218,163	14,541,257
Evonik Industries AG	30,748	949,258
HeidelbergCement AG	32,936	2,426,171
K&S AG - Reg'd	42,301	894,266
LANXESS AG	20,526	847,460
Linde AG	44,461	6,050,036
Symrise AG	29,749	1,929,200
ThyssenKrupp AG	88,924	1,373,987
		29,011,635
Media 0.2%
Axel Springer SE	9,201	479,119
Kabel Deutschland Holding AG	4,715	604,110
ProSiebenSat.1 Media SE	52,467	2,621,454
RTL Group S.A. *	8,951	725,014
		4,429,697
Pharmaceuticals, Biotechnology & Life Sciences 0.9%
Bayer AG - Reg'd	196,308	22,093,723
Merck KGaA	31,180	2,714,922
QIAGEN N.V. *	50,348	1,150,176
		25,958,821
Real Estate 0.2%
Deutsche Wohnen AG	78,727	2,075,565
Vonovia SE	110,187	3,358,363
		5,433,928
Retailing 0.0%
Zalando SE *(e)	20,862	718,453

4

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	268,027	3,586,588
Software & Services 0.7%
SAP SE	232,926	18,560,693
United Internet AG - Reg'd	30,312	1,568,750
		20,129,443
Telecommunication Services 0.5%
Deutsche Telekom AG - Reg'd	764,517	13,312,431
Telefonica Deutschland Holding AG	138,346	686,209
		13,998,640
Transportation 0.3%
Deutsche Lufthansa AG - Reg'd *	53,108	778,757
Deutsche Post AG - Reg'd	232,177	5,627,229
Fraport AG Frankfurt Airport Services Worldwide	9,632	584,197
		6,990,183
Utilities 0.2%
E.ON SE	467,073	4,786,009
RWE AG	119,048	1,667,565
		6,453,574
		230,358,305
Hong Kong 3.0%
Banks 0.2%
BOC Hong Kong (Holdings) Ltd.	852,500	2,269,452
Hang Seng Bank Ltd.	180,636	3,003,544
The Bank of East Asia Ltd.	262,000	770,152
		6,043,148
Capital Goods 0.3%
CK Hutchison Holdings Ltd.	647,025	8,084,381
NWS Holdings Ltd.	321,000	478,597
		8,562,978
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	1,378,000	792,688
Techtronic Industries Co., Ltd.	331,000	1,255,880
Yue Yuen Industrial Holdings Ltd.	160,500	554,318
		2,602,886
Consumer Services 0.2%
Galaxy Entertainment Group Ltd.	568,000	1,784,497
Melco Crown Entertainment Ltd. ADR	23,187	353,370
MGM China Holdings Ltd.	183,200	220,547
Sands China Ltd.	592,400	2,069,101
Shangri-La Asia Ltd.	258,000	240,350
SJM Holdings Ltd.	398,000	262,661
Wynn Macau Ltd. (a)	321,600	348,226
		5,278,752
Diversified Financials 0.2%
First Pacific Co., Ltd.	493,250	340,114
Hong Kong Exchanges & Clearing Ltd.	273,618	6,063,549
		6,403,663
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.0%
WH Group Ltd. *(e)	1,296,000	742,112
Insurance 0.6%
AIA Group Ltd.	2,868,000	15,944,534
Real Estate 0.8%
Cheung Kong Property Holdings Ltd.	630,525	3,417,658
Hang Lung Properties Ltd.	536,000	988,720
Henderson Land Development Co., Ltd.	262,438	1,429,517
Hongkong Land Holdings Ltd.	139,400	878,337
Hysan Development Co., Ltd.	156,000	604,451
Kerry Properties Ltd.	166,500	385,350
Link REIT	545,500	3,129,523
New World Development Co., Ltd.	1,295,666	1,060,656
Sino Land Co., Ltd.	700,000	899,300
Sun Hung Kai Properties Ltd.	403,604	4,378,799
Swire Pacific Ltd., Class A	141,090	1,361,068
Swire Properties Ltd.	277,600	722,314
The Wharf Holdings Ltd.	322,100	1,507,339
Wheelock & Co., Ltd.	214,000	819,292
		21,582,324
Semiconductors & Semiconductor Equipment 0.0%
ASM Pacific Technology Ltd.	56,800	413,204
Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	650,000	853,763
PCCW Ltd.	976,000	585,456
		1,439,219
Transportation 0.1%
Cathay Pacific Airways Ltd.	259,000	408,770
MTR Corp., Ltd.	341,000	1,543,887
		1,952,657
Utilities 0.4%
Cheung Kong Infrastructure Holdings Ltd.	152,000	1,429,627
CLP Holdings Ltd.	462,580	3,885,728
HK Electric Investments & HK Electric Investments Ltd. (a)(e)	644,000	504,060
Hong Kong & China Gas Co., Ltd.	1,683,516	2,963,401
Power Assets Holdings Ltd.	324,500	2,966,034
		11,748,850
		82,714,327
Ireland 0.4%
Banks 0.1%
Bank of Ireland *	6,507,733	2,146,292
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	36,864	3,005,992
Materials 0.2%
CRH plc	195,910	5,196,425
Transportation 0.0%
Ryanair Holdings plc	43,580	648,426
		10,997,135

    5

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Israel 0.7%
Banks 0.1%
Bank Hapoalim B.M.	264,940	1,230,608
Bank Leumi Le-Israel B.M. *	308,155	1,014,851
Mizrahi Tefahot Bank Ltd.	30,973	347,700
		2,593,159
Energy 0.0%
Delek Group Ltd.	790	136,292
Materials 0.0%
Israel Chemicals Ltd.	111,577	449,674
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Taro Pharmaceutical Industries Ltd. *	1,960	285,768
Teva Pharmaceutical Industries Ltd.	216,871	13,326,106
		13,611,874
Real Estate 0.0%
Azrieli Group Ltd.	8,005	282,517
Software & Services 0.1%
Check Point Software Technologies Ltd. *	16,355	1,288,938
Mobileye N.V. *(a)	19,407	526,512
NICE-Systems Ltd.	13,354	801,284
		2,616,734
Telecommunication Services 0.0%
Bezeq The Israeli Telecommunication Corp., Ltd.	476,268	1,026,718
		20,716,968
Italy 2.1%
Automobiles & Components 0.1%
Ferrari N.V. *	30,129	1,194,579
Fiat Chrysler Automobiles N.V.	213,501	1,494,839
		2,689,418
Banks 0.5%
Banca Monte dei Paschi di Siena S.p.A. *	656,712	476,678
Banco Popolare SC *	85,416	795,602
Intesa Sanpaolo S.p.A.	3,021,399	8,608,476
UniCredit S.p.A.	1,140,728	4,409,848
Unione di Banche Italiane S.p.A.	204,609	958,787
		15,249,391
Capital Goods 0.1%
CNH Industrial N.V.	223,900	1,396,839
Finmeccanica S.p.A. *	92,749	1,104,908
Prysmian S.p.A.	46,111	948,739
		3,450,486
Consumer Durables & Apparel 0.1%
Luxottica Group S.p.A.	39,791	2,487,269
Diversified Financials 0.1%
EXOR S.p.A.	21,408	697,882
Mediobanca S.p.A.	139,974	1,121,807
		1,819,689
Security	Number of Shares	Value ($)
Energy 0.4%
Eni S.p.A.	604,360	8,770,547
Saipem S.p.A. *(a)	62,014	38,437
Tenaris S.A.	118,780	1,230,070
		10,039,054
Insurance 0.2%
Assicurazioni Generali S.p.A.	274,668	4,124,071
UnipolSai S.p.A.	249,290	529,708
		4,653,779
Telecommunication Services 0.1%
Telecom Italia S.p.A. *	2,721,637	3,029,138
Transportation 0.1%
Atlantia S.p.A.	97,393	2,551,928
Utilities 0.4%
Enel Green Power S.p.A.	383,029	750,716
Enel S.p.A.	1,676,438	6,882,918
Snam S.p.A.	505,463	2,836,083
Terna - Rete Elettrica Nationale S.p.A.	363,475	1,947,858
		12,417,575
		58,387,727
Japan 23.1%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	45,600	1,936,296
Bridgestone Corp.	155,257	5,656,317
Daihatsu Motor Co., Ltd.	50,300	785,246
Denso Corp.	116,200	5,011,473
Fuji Heavy Industries Ltd.	140,200	5,737,389
Honda Motor Co., Ltd.	385,539	10,450,800
Isuzu Motors Ltd.	145,300	1,472,316
Koito Manufacturing Co., Ltd.	26,000	1,204,668
Mazda Motor Corp.	129,500	2,356,604
Mitsubishi Motors Corp.	146,600	1,183,879
NGK Spark Plug Co., Ltd.	40,200	949,782
NHK Spring Co., Ltd.	37,000	364,660
Nissan Motor Co., Ltd.	591,896	5,886,828
NOK Corp.	20,800	432,433
Stanley Electric Co., Ltd.	33,100	728,462
Sumitomo Electric Industries Ltd.	176,700	2,328,189
Sumitomo Rubber Industries Ltd.	40,700	516,556
Suzuki Motor Corp.	86,300	2,649,666
The Yokohama Rubber Co., Ltd.	24,500	367,298
Toyoda Gosei Co., Ltd.	17,100	370,479
Toyota Industries Corp.	39,700	1,992,551
Toyota Motor Corp.	646,803	38,956,662
Yamaha Motor Co., Ltd.	63,000	1,261,929
		92,600,483
Banks 2.0%
Aozora Bank Ltd.	253,000	847,426
Fukuoka Financial Group, Inc.	180,000	763,915
Hokuhoku Financial Group, Inc.	282,000	523,082
Japan Post Bank Co., Ltd. *	100,500	1,221,955
Kyushu Financial Group, Inc. *	75,000	467,823

6

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	3,019,309	15,482,699
Mizuho Financial Group, Inc.	5,564,934	9,628,556
Resona Holdings, Inc.	520,600	2,394,115
Seven Bank Ltd.	149,400	636,292
Shinsei Bank Ltd.	411,000	642,379
Sumitomo Mitsui Financial Group, Inc.	301,146	10,103,029
Sumitomo Mitsui Trust Holdings, Inc.	790,000	2,525,944
Suruga Bank Ltd.	44,300	804,290
The Bank of Kyoto Ltd.	77,000	597,319
The Bank of Yokohama Ltd.	277,000	1,477,440
The Chiba Bank Ltd.	169,000	1,045,402
The Chugoku Bank Ltd.	43,400	516,647
The Gunma Bank Ltd.	94,000	520,476
The Hachijuni Bank Ltd.	95,000	531,231
The Hiroshima Bank Ltd.	116,000	580,739
The Iyo Bank Ltd.	57,500	487,430
The Joyo Bank Ltd.	154,000	625,423
The Shizuoka Bank Ltd.	132,000	1,152,319
Yamaguchi Financial Group, Inc.	50,000	541,438
		54,117,369
Capital Goods 2.7%
Amada Holdings Co., Ltd.	86,000	812,244
Asahi Glass Co., Ltd.	223,000	1,359,687
Daikin Industries Ltd.	54,900	3,709,394
FANUC Corp.	46,300	6,199,089
Fuji Electric Co., Ltd.	140,000	486,699
Hino Motors Ltd.	61,600	699,050
Hitachi Construction Machinery Co., Ltd.	23,300	339,758
Hoshizaki Electric Co., Ltd.	9,700	678,332
IHI Corp.	305,000	651,738
ITOCHU Corp.	371,000	4,360,334
JGC Corp.	48,000	761,422
JTEKT Corp.	53,100	856,743
Kajima Corp.	194,000	1,097,403
Kawasaki Heavy Industries Ltd.	357,000	1,105,441
Keihan Electric Railway Co., Ltd.	115,000	721,321
Komatsu Ltd.	217,509	3,252,129
Kubota Corp.	266,000	3,931,476
Kurita Water Industries Ltd.	25,000	531,729
LIXIL Group Corp.	64,900	1,369,725
Mabuchi Motor Co., Ltd.	11,300	610,074
Makita Corp.	29,100	1,637,942
Marubeni Corp.	393,000	1,879,671
Minebea Co., Ltd.	70,000	548,569
Mitsubishi Corp.	321,600	5,155,222
Mitsubishi Electric Corp.	464,000	4,306,422
Mitsubishi Heavy Industries Ltd.	714,000	2,806,158
Mitsui & Co., Ltd.	410,000	4,660,331
Nabtesco Corp.	28,000	484,459
NGK Insulators Ltd.	63,000	1,317,244
Nidec Corp.	52,400	3,575,189
NSK Ltd.	117,200	1,214,560
Obayashi Corp.	157,000	1,416,368
Seibu Holdings, Inc.	27,000	540,010
Security	Number of Shares	Value ($)
Shimizu Corp.	140,000	1,085,339
SMC Corp.	12,700	2,876,333
Sumitomo Corp.	264,200	2,633,583
Sumitomo Heavy Industries Ltd.	123,000	486,954
Taisei Corp.	255,000	1,587,006
THK Co., Ltd.	25,700	410,652
Toshiba Corp. *	922,178	1,539,721
TOTO Ltd.	32,500	1,054,786
Toyota Tsusho Corp.	49,200	1,126,054
		75,876,361
Commercial & Professional Supplies 0.3%
Dai Nippon Printing Co., Ltd.	132,000	1,234,964
Park24 Co., Ltd.	25,000	696,438
Recruit Holdings Co., Ltd.	33,000	1,041,813
Secom Co., Ltd.	49,400	3,442,276
Sohgo Security Services Co., Ltd.	14,400	703,485
Toppan Printing Co., Ltd.	128,000	1,113,842
		8,232,818
Consumer Durables & Apparel 0.9%
Asics Corp.	36,800	683,202
Bandai Namco Holdings, Inc.	41,500	944,108
Casio Computer Co., Ltd.	48,900	948,812
Iida Group Holdings Co., Ltd.	37,800	673,857
Nikon Corp. (a)	81,700	1,201,927
Panasonic Corp.	527,912	4,957,176
Rinnai Corp.	8,500	780,584
Sankyo Co., Ltd.	10,600	405,386
Sega Sammy Holdings, Inc.	51,100	481,546
Sekisui Chemical Co., Ltd.	97,000	1,185,543
Sekisui House Ltd.	147,000	2,313,922
Shimano, Inc.	18,900	3,015,019
Sony Corp.	299,300	6,946,546
Yamaha Corp.	40,300	961,896
		25,499,524
Consumer Services 0.1%
Benesse Holdings, Inc.	14,200	397,096
McDonald's Holdings Co., Ltd. (a)	15,000	295,850
Oriental Land Co., Ltd.	47,400	3,026,739
		3,719,685
Diversified Financials 0.6%
Acom Co., Ltd. *	88,800	403,520
AEON Financial Service Co., Ltd.	24,800	570,525
Credit Saison Co., Ltd.	34,000	639,258
Daiwa Securities Group, Inc.	404,000	2,524,559
Japan Exchange Group, Inc.	130,100	1,849,625
Mitsubishi UFJ Lease & Finance Co., Ltd.	123,600	613,622
Nomura Holdings, Inc.	848,000	4,602,048
ORIX Corp.	318,400	4,502,959
SBI Holdings, Inc.	48,290	483,012
		16,189,128
Energy 0.2%
Idemitsu Kosan Co., Ltd.	20,100	301,476
Inpex Corp.	224,700	2,000,599
JX Holdings, Inc.	528,900	2,019,870

    7

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Showa Shell Sekiyu K.K.	49,300	402,375
TonenGeneral Sekiyu K.K.	61,000	497,285
		5,221,605
Food & Staples Retailing 0.4%
Aeon Co., Ltd.	150,900	2,013,934
FamilyMart Co., Ltd.	14,000	655,150
Lawson, Inc.	14,900	1,176,451
Seven & i Holdings Co., Ltd.	178,003	7,939,371
		11,784,906
Food, Beverage & Tobacco 1.1%
Ajinomoto Co., Inc.	132,000	3,139,501
Asahi Group Holdings Ltd.	93,700	3,007,470
Calbee, Inc.	16,700	693,998
Japan Tobacco, Inc.	260,300	10,194,316
Kikkoman Corp.	35,000	1,166,689
Kirin Holdings Co., Ltd.	194,300	2,759,263
MEIJI Holdings Co., Ltd.	28,900	2,425,807
NH Foods Ltd.	39,000	756,767
Nisshin Seifun Group, Inc.	49,400	799,701
Nissin Foods Holdings Co., Ltd.	15,200	774,835
Suntory Beverage & Food Ltd.	34,000	1,572,436
Toyo Suisan Kaisha Ltd.	22,800	789,581
Yakult Honsha Co., Ltd.	19,700	907,474
Yamazaki Baking Co., Ltd.	26,000	567,136
		29,554,974
Health Care Equipment & Services 0.5%
Alfresa Holdings Corp.	43,000	801,138
Hoya Corp.	98,207	3,791,013
M3, Inc.	43,700	1,002,282
Medipal Holdings Corp.	34,800	564,444
Miraca Holdings, Inc.	11,800	486,978
Olympus Corp.	63,400	2,472,211
Suzuken Co., Ltd.	19,500	674,504
Sysmex Corp.	34,800	2,240,862
Terumo Corp.	70,800	2,251,128
		14,284,560
Household & Personal Products 0.4%
Kao Corp.	120,319	6,456,960
Kose Corp.	6,500	604,173
Shiseido Co., Ltd.	84,500	1,595,041
Unicharm Corp.	87,200	1,702,134
		10,358,308
Insurance 0.7%
Japan Post Holdings Co., Ltd. *	105,000	1,383,348
MS&AD Insurance Group Holdings, Inc.	118,762	3,225,694
Sompo Japan Nipponkoa Holdings, Inc.	80,200	2,378,473
Sony Financial Holdings, Inc.	40,600	671,812
T&D Holdings, Inc.	138,100	1,580,245
The Dai-ichi Life Insurance Co., Ltd.	255,500	3,531,456
Tokio Marine Holdings, Inc.	162,699	5,821,309
		18,592,337
Materials 1.2%
Air Water, Inc.	34,000	540,599
Asahi Kasei Corp.	291,000	1,890,735
Daicel Corp.	72,300	1,063,611
Security	Number of Shares	Value ($)
Hitachi Chemical Co., Ltd.	22,600	397,327
Hitachi Metals Ltd.	46,000	517,571
JFE Holdings, Inc.	113,800	1,542,676
JSR Corp.	49,700	721,759
Kaneka Corp.	72,000	689,062
Kansai Paint Co., Ltd.	56,000	782,401
Kobe Steel Ltd.	687,000	667,596
Kuraray Co., Ltd.	88,000	1,061,476
Maruichi Steel Tube Ltd.	8,800	249,191
Mitsubishi Chemical Holdings Corp.	322,400	1,798,103
Mitsubishi Gas Chemical Co., Inc.	85,000	406,271
Mitsubishi Materials Corp.	272,000	839,011
Mitsui Chemicals, Inc.	180,000	787,992
Nippon Paint Holdings Co., Ltd.	36,100	690,025
Nippon Steel & Sumitomo Metal Corp.	179,841	3,223,522
Nitto Denko Corp.	40,000	2,300,167
Oji Holdings Corp.	173,000	698,674
Shin-Etsu Chemical Co., Ltd.	96,160	4,911,495
Sumitomo Chemical Co., Ltd.	347,000	1,763,105
Sumitomo Metal Mining Co., Ltd.	119,000	1,262,717
Taiheiyo Cement Corp.	281,000	810,104
Taiyo Nippon Sanso Corp.	29,000	262,426
Teijin Ltd.	241,000	883,006
Toray Industries, Inc.	351,000	2,975,361
Toyo Seikan Group Holdings Ltd.	40,600	736,707
		34,472,690
Media 0.2%
Dentsu, Inc.	50,000	2,657,309
Hakuhodo DY Holdings, Inc.	53,300	568,006
Toho Co., Ltd.	29,100	760,863
		3,986,178
Pharmaceuticals, Biotechnology & Life Sciences 1.4%
Astellas Pharma, Inc.	502,050	6,951,666
Chugai Pharmaceutical Co., Ltd.	53,200	1,629,773
Daiichi Sankyo Co., Ltd.	149,000	3,102,330
Eisai Co., Ltd.	58,700	3,548,073
Hisamitsu Pharmaceutical Co., Inc.	14,600	656,914
Kyowa Hakko Kirin Co., Ltd.	53,000	768,343
Mitsubishi Tanabe Pharma Corp.	51,200	841,310
Ono Pharmaceutical Co., Ltd.	19,200	3,094,328
Otsuka Holdings Co., Ltd.	91,000	3,061,379
Santen Pharmaceutical Co., Ltd.	90,800	1,450,522
Shionogi & Co., Ltd.	71,700	3,128,947
Sumitomo Dainippon Pharma Co., Ltd.	41,500	462,402
Taisho Pharmaceutical Holdings Co., Ltd.	8,500	573,056
Takeda Pharmaceutical Co., Ltd.	186,800	9,045,560
		38,314,603

8

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Real Estate 1.1%
Aeon Mall Co., Ltd.	27,400	418,765
Daito Trust Construction Co., Ltd.	17,100	2,174,025
Daiwa House Industry Co., Ltd.	142,100	4,011,924
Hulic Co., Ltd.	66,400	572,550
Japan Prime Realty Investment Corp.	196	705,738
Japan Real Estate Investment Corp.	310	1,646,718
Japan Retail Fund Investment Corp.	554	1,173,519
Mitsubishi Estate Co., Ltd.	298,502	5,909,346
Mitsui Fudosan Co., Ltd.	225,777	5,314,987
Nippon Building Fund, Inc.	343	1,774,080
Nippon Prologis REIT, Inc.	330	587,315
Nomura Real Estate Holdings, Inc.	31,300	549,663
Nomura Real Estate Master Fund, Inc. *	869	1,068,964
NTT Urban Development Corp.	22,700	222,865
Sumitomo Realty & Development Co., Ltd.	86,000	2,410,776
Tokyo Tatemono Co., Ltd.	48,500	521,780
Tokyu Fudosan Holdings Corp.	132,900	871,590
United Urban Investment Corp.	678	927,924
		30,862,529
Retailing 0.6%
ABC-Mart, Inc.	5,980	325,495
Don Quijote Holdings Co., Ltd.	28,100	951,606
Fast Retailing Co., Ltd.	12,700	4,106,497
Hikari Tsushin, Inc.	5,100	336,658
Isetan Mitsukoshi Holdings Ltd.	88,300	1,121,300
J. Front Retailing Co., Ltd.	59,500	820,641
Marui Group Co., Ltd.	52,300	829,766
Nitori Holdings Co., Ltd.	18,000	1,462,064
Rakuten, Inc.	220,820	2,282,152
Ryohin Keikaku Co., Ltd.	5,800	1,230,183
Sanrio Co., Ltd. (a)	10,800	250,092
Shimamura Co., Ltd.	5,400	604,048
Takashimaya Co., Ltd.	60,000	513,885
USS Co., Ltd.	51,600	792,660
Yamada Denki Co., Ltd.	171,600	831,001
		16,458,048
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	21,500	977,085
Tokyo Electron Ltd.	39,400	2,551,171
		3,528,256
Software & Services 0.5%
Fujitsu Ltd.	433,000	1,808,173
GungHo Online Entertainment, Inc. (a)	80,100	212,972
Itochu Techno-Solutions Corp.	9,012	146,340
Kakaku.com, Inc.	31,300	607,253
Konami Holdings Corp.	19,400	449,238
Mixi, Inc.	10,100	323,608
Nexon Co., Ltd.	28,900	469,083
Security	Number of Shares	Value ($)
Nintendo Co., Ltd.	25,339	3,552,876
Nomura Research Institute Ltd.	29,400	1,066,868
NTT Data Corp.	31,100	1,498,527
Obic Co., Ltd.	15,400	797,718
Oracle Corp., Japan	9,600	435,991
Otsuka Corp.	13,300	659,799
Trend Micro, Inc.	24,700	1,039,094
Yahoo Japan Corp.	353,000	1,346,665
		14,414,205
Technology Hardware & Equipment 1.6%
Alps Electric Co., Ltd.	41,900	830,731
Brother Industries Ltd.	54,100	546,716
Canon, Inc.	253,795	7,091,647
Citizen Holdings Co., Ltd.	68,300	416,731
FUJIFILM Holdings Corp.	109,011	4,211,948
Hamamatsu Photonics K.K.	32,100	797,633
Hirose Electric Co., Ltd.	7,085	805,123
Hitachi High-Technologies Corp.	15,900	451,179
Hitachi Ltd.	1,151,079	5,688,661
Keyence Corp.	10,900	5,143,552
Konica Minolta, Inc.	106,500	897,685
Kyocera Corp.	76,600	3,194,171
Murata Manufacturing Co., Ltd.	48,174	5,572,183
NEC Corp.	605,000	1,602,362
Nippon Electric Glass Co., Ltd.	88,000	455,459
Omron Corp.	46,400	1,205,911
Ricoh Co., Ltd.	171,400	1,657,183
Seiko Epson Corp.	70,400	987,210
Shimadzu Corp.	58,000	898,060
TDK Corp.	29,400	1,614,922
Yaskawa Electric Corp.	53,900	598,138
Yokogawa Electric Corp.	51,000	571,051
		45,238,256
Telecommunication Services 1.3%
KDDI Corp.	414,100	10,486,092
Nippon Telegraph & Telephone Corp.	177,456	7,554,764
NTT DOCOMO, Inc.	338,900	7,516,204
SoftBank Group Corp.	227,600	10,022,474
		35,579,534
Transportation 1.3%
ANA Holdings, Inc.	293,000	859,968
Central Japan Railway Co.	34,500	6,403,667
East Japan Railway Co.	79,060	7,267,025
Hankyu Hanshin Holdings, Inc.	273,000	1,703,125
Japan Airlines Co., Ltd.	27,200	1,020,907
Japan Airport Terminal Co., Ltd. (a)	9,200	369,061
Kamigumi Co., Ltd.	51,000	459,613
Keikyu Corp.	111,000	919,896
Keio Corp.	132,000	1,173,124
Keisei Electric Railway Co., Ltd.	62,000	824,237
Kintetsu Group Holdings Co., Ltd.	440,000	1,814,380
Mitsubishi Logistics Corp.	25,000	342,800
Mitsui O.S.K. Lines Ltd.	273,000	540,932
Nagoya Railroad Co., Ltd.	194,000	884,776
Nippon Express Co., Ltd.	184,000	861,903

    9

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Nippon Yusen K.K.	383,000	821,663
Odakyu Electric Railway Co., Ltd.	153,000	1,627,373
Tobu Railway Co., Ltd.	250,000	1,219,323
Tokyu Corp.	267,000	2,080,969
West Japan Railway Co.	38,600	2,500,850
Yamato Holdings Co., Ltd.	83,400	1,831,110
		35,526,702
Utilities 0.6%
Chubu Electric Power Co., Inc.	149,900	1,925,235
Electric Power Development Co., Ltd.	33,800	1,140,378
Hokuriku Electric Power Co.	40,300	570,309
Kyushu Electric Power Co., Inc. *	104,200	1,126,029
Osaka Gas Co., Ltd.	432,000	1,638,503
Shikoku Electric Power Co., Inc.	42,400	616,045
The Chugoku Electric Power Co., Inc.	70,100	934,582
The Kansai Electric Power Co., Inc. *	163,400	1,776,274
Toho Gas Co., Ltd.	89,000	585,333
Tohoku Electric Power Co., Inc.	111,800	1,404,018
Tokyo Electric Power Co., Inc. *	343,990	1,728,515
Tokyo Gas Co., Ltd.	539,201	2,484,448
		15,929,669
		640,342,728
Netherlands 3.0%
Banks 0.4%
ING Groep N.V. CVA	917,858	10,456,504
Capital Goods 0.3%
AerCap Holdings N.V. *	21,247	652,495
Boskalis Westminster N.V.	21,558	849,240
Koninklijke Philips N.V.	222,624	5,928,415
		7,430,150
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	29,661	1,615,895
Energy 0.0%
Koninklijke Vopak N.V.	16,676	725,329
Food & Staples Retailing 0.2%
Koninklijke Ahold N.V.	200,625	4,538,067
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	24,444	1,870,650
Heineken N.V.	55,259	4,798,260
		6,668,910
Household & Personal Products 0.6%
Unilever N.V. CVA	385,247	17,064,960
Insurance 0.2%
Aegon N.V.	434,813	2,458,856
NN Group N.V.	57,122	1,935,235
		4,394,091
Security	Number of Shares	Value ($)
Materials 0.2%
Akzo Nobel N.V.	58,284	3,738,741
Koninklijke DSM N.V.	43,663	2,116,433
OCI N.V. *	21,770	393,980
		6,249,154
Media 0.3%
Altice N.V., Class A *	91,755	1,323,290
Altice N.V., Class B *	24,908	368,618
RELX N.V.	238,840	3,985,393
Wolters Kluwer N.V.	69,562	2,368,825
		8,046,126
Semiconductors & Semiconductor Equipment 0.4%
ASML Holding N.V.	82,171	7,541,831
NXP Semiconductors N.V. *	32,256	2,412,104
		9,953,935
Software & Services 0.0%
Gemalto N.V.	17,841	1,072,088
Telecommunication Services 0.1%
Koninklijke (Royal) KPN N.V.	746,543	2,888,860
Transportation 0.0%
TNT Express N.V.	109,123	930,923
		82,034,992
New Zealand 0.1%
Health Care Equipment & Services 0.0%
Ryman Healthcare Ltd.	72,734	379,694
Materials 0.0%
Fletcher Building Ltd.	171,142	767,234
Telecommunication Services 0.0%
Spark New Zealand Ltd.	420,111	918,933
Transportation 0.0%
Auckland International Airport Ltd.	203,237	733,229
Utilities 0.1%
Contact Energy Ltd.	165,447	494,542
Meridian Energy Ltd.	316,280	483,381
Mighty River Power Ltd.	201,178	346,665
		1,324,588
		4,123,678
Norway 0.6%
Banks 0.1%
DNB A.S.A.	230,626	2,782,746
Energy 0.1%
Statoil A.S.A.	267,877	3,665,486
Food, Beverage & Tobacco 0.1%
Orkla A.S.A.	198,846	1,610,933
Insurance 0.0%
Gjensidige Forsikring A.S.A.	42,041	668,960
Materials 0.1%
Norsk Hydro A.S.A.	331,184	1,100,994
Yara International A.S.A.	41,350	1,567,567
		2,668,561

10

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Schibsted A.S.A., B Shares *	20,000	561,648
Schibsted A.S.A., Class A	17,000	498,969
		1,060,617
Telecommunication Services 0.1%
Telenor A.S.A.	180,244	2,940,181
		15,397,484
Portugal 0.2%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	8,699,500	368,014
Banco Espirito Santo S.A. - Reg'd *(b)(d)	470,491	—
		368,014
Energy 0.1%
Galp Energia, SGPS, S.A.	91,681	1,087,761
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	59,857	834,784
Utilities 0.1%
EDP - Energias de Portugal S.A.	562,711	1,965,022
		4,255,581
Singapore 1.2%
Banks 0.4%
DBS Group Holdings Ltd.	413,946	4,115,176
Oversea-Chinese Banking Corp., Ltd.	724,771	4,055,881
United Overseas Bank Ltd.	307,533	3,909,598
		12,080,655
Capital Goods 0.1%
Keppel Corp., Ltd.	353,600	1,261,040
Noble Group Ltd.	1,093,900	241,781
Sembcorp Industries Ltd.	260,600	464,386
Sembcorp Marine Ltd. (a)	152,000	168,070
Singapore Technologies Engineering Ltd.	375,200	761,079
Yangzijiang Shipbuilding Holdings Ltd.	431,000	283,972
		3,180,328
Consumer Services 0.0%
Genting Singapore plc	1,564,900	780,553
Diversified Financials 0.0%
Singapore Exchange Ltd.	186,900	931,078
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	1,652,500	432,879
Wilmar International Ltd.	456,200	922,365
		1,355,244
Media 0.1%
Singapore Press Holdings Ltd.	417,600	1,048,229
Real Estate 0.2%
Ascendas Real Estate Investment Trust	541,900	888,546
CapitaLand Commercial Trust Ltd.	452,900	414,414
Security	Number of Shares	Value ($)
CapitaLand Ltd.	585,800	1,273,413
CapitaLand Mall Trust	542,800	762,622
City Developments Ltd.	87,300	428,239
Global Logistic Properties Ltd.	709,500	840,880
Suntec Real Estate Investment Trust	570,100	636,759
UOL Group Ltd.	128,200	507,889
		5,752,762
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	28,000	739,809
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,867,537	4,630,838
StarHub Ltd.	129,000	307,542
		4,938,380
Transportation 0.1%
ComfortDelGro Corp., Ltd.	537,600	1,074,274
Hutchison Port Holdings Trust, Class U	1,227,600	586,555
Singapore Airlines Ltd.	128,400	998,896
		2,659,725
		33,466,763
Spain 3.1%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria S.A.	1,513,783	9,743,579
Banco de Sabadell S.A.	1,193,134	2,159,495
Banco Popular Espanol S.A.	433,046	1,170,066
Banco Santander S.A.	3,435,353	14,721,950
Bankia S.A.	1,025,002	1,020,025
Bankinter S.A.	167,699	1,170,263
CaixaBank S.A.	640,794	1,946,897
		31,932,275
Capital Goods 0.1%
ACS, Actividades de Construccion y Servicios S.A.	43,240	1,098,533
Ferrovial S.A.	105,561	2,313,140
Zardoya Otis S.A.	43,251	455,641
		3,867,314
Energy 0.1%
Repsol S.A.	264,013	2,737,415
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	135,669	731,317
Insurance 0.0%
Mapfre S.A.	244,029	548,151
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	69,528	1,451,136
Retailing 0.3%
Industria de Diseno Textil S.A.	257,645	8,478,896
Software & Services 0.2%
Amadeus IT Holding S.A., A Shares	103,879	4,242,288
Telecommunication Services 0.4%
Telefonica S.A.	1,069,305	11,285,954

    11

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.2%
Abertis Infraestructuras S.A.	123,276	1,836,613
Aena S.A. *(e)	15,782	1,757,231
International Consolidated Airlines Group S.A.	193,828	1,495,930
		5,089,774
Utilities 0.6%
Enagas S.A.	53,218	1,547,907
Endesa S.A.	76,694	1,484,739
Gas Natural SDG S.A.	82,954	1,629,552
Iberdrola S.A.	1,263,071	8,878,453
Red Electrica Corp. S.A.	26,237	2,124,251
		15,664,902
		86,029,422
Sweden 2.8%
Banks 0.7%
Nordea Bank AB	718,205	7,232,110
Skandinaviska Enskilda Banken AB, A Shares	358,314	3,453,611
Svenska Handelsbanken AB, A Shares	351,666	4,424,802
Swedbank AB, A Shares	217,501	4,561,607
		19,672,130
Capital Goods 0.7%
Alfa Laval AB	71,707	1,236,312
Assa Abloy AB, Class B	239,124	5,068,265
Atlas Copco AB, A Shares	159,588	3,416,259
Atlas Copco AB, B Shares	94,007	1,919,954
Sandvik AB	260,070	2,176,343
Skanska AB, B Shares	88,059	1,698,975
SKF AB, B Shares	94,053	1,434,457
Volvo AB, B Shares	364,443	3,310,179
		20,260,744
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	73,924	1,089,648
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	56,468	1,229,998
Husqvarna AB, B Shares	94,980	603,289
		1,833,287
Diversified Financials 0.2%
Industrivarden AB, C Shares	41,251	653,330
Investment AB Kinnevik, B Shares	55,465	1,430,863
Investor AB, B Shares	106,956	3,582,750
		5,666,943
Energy 0.0%
Lundin Petroleum AB *	49,912	717,615
Food & Staples Retailing 0.0%
ICA Gruppen AB	19,005	672,156
Food, Beverage & Tobacco 0.1%
Swedish Match AB	45,711	1,626,066
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	47,027	1,035,833
Household & Personal Products 0.2%
Svenska Cellulosa AB, S.C.A., B Shares	141,551	4,195,238
Security	Number of Shares	Value ($)
Materials 0.0%
Boliden AB	68,957	959,373
Retailing 0.3%
Hennes & Mauritz AB, B Shares	223,810	7,329,153
Technology Hardware & Equipment 0.3%
Hexagon AB, B Shares	62,898	2,097,418
Telefonaktiebolaget LM Ericsson, B Shares	721,745	6,410,884
		8,508,302
Telecommunication Services 0.2%
Millicom International Cellular S.A. SDR	14,921	659,172
Tele2 AB, B Shares	74,695	621,120
TeliaSonera AB	609,301	2,877,718
		4,158,010
		77,724,498
Switzerland 9.2%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	520,597	8,995,919
Geberit AG - Reg'd	8,959	3,175,684
Schindler Holding AG	10,943	1,677,008
Schindler Holding AG - Reg'd	4,537	701,121
Sulzer AG - Reg'd	5,762	525,505
		15,075,237
Commercial & Professional Supplies 0.2%
Adecco S.A. - Reg'd *	38,296	2,350,997
SGS S.A. - Reg'd	1,318	2,561,468
		4,912,465
Consumer Durables & Apparel 0.4%
Cie Financiere Richemont S.A. - Reg'd	123,979	8,058,125
The Swatch Group AG - Bearer Shares	7,307	2,499,054
The Swatch Group AG - Reg'd	11,639	772,426
		11,329,605
Diversified Financials 0.9%
Credit Suisse Group AG - Reg'd *	427,153	7,567,172
Julius Baer Group Ltd. *	53,043	2,251,506
Pargesa Holding S.A.	8,318	484,780
Partners Group Holding AG	3,761	1,356,422
UBS Group AG - Reg’d	867,317	14,332,551
		25,992,431
Energy 0.0%
Transocean Ltd. (a)	84,166	882,702
Food, Beverage & Tobacco 2.2%
Aryzta AG *	22,198	1,015,627
Barry Callebaut AG - Reg'd *	534	611,322
Chocoladefabriken Lindt & Sprungli AG	238	1,394,602
Chocoladefabriken Lindt & Sprungli AG - Reg'd	23	1,588,525
Nestle S.A. - Reg'd	754,499	55,585,723
		60,195,799

12

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Sonova Holding AG - Reg'd	12,877	1,546,745
Insurance 0.7%
Baloise Holding AG - Reg'd	11,516	1,411,687
Swiss Life Holding AG - Reg'd *	7,680	1,957,666
Swiss Re AG	82,822	7,709,587
Zurich Insurance Group AG *	35,599	7,891,065
		18,970,005
Materials 0.7%
EMS-Chemie Holding AG - Reg'd	2,075	870,956
Givaudan S.A. - Reg'd *	2,179	4,080,578
LafargeHolcim Ltd. - Reg'd *	99,338	4,181,029
Sika AG	519	1,857,312
Syngenta AG - Reg'd	22,037	8,114,355
		19,104,230
Pharmaceuticals, Biotechnology & Life Sciences 3.3%
Actelion Ltd. - Reg'd *	24,590	3,240,460
Galenica AG - Reg'd	909	1,270,043
Lonza Group AG - Reg'd *	12,026	1,842,375
Novartis AG - Reg'd	538,717	41,736,244
Roche Holding AG	166,295	43,074,422
		91,163,544
Real Estate 0.0%
Swiss Prime Site AG - Reg'd *	14,809	1,185,136
Retailing 0.0%
Dufry AG - Reg'd *	9,260	1,004,084
Telecommunication Services 0.1%
Swisscom AG - Reg'd	6,157	3,062,638
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	13,052	1,727,432
		256,152,053
United Kingdom 19.3%
Automobiles & Components 0.1%
GKN plc	403,858	1,615,898
Banks 2.3%
Barclays plc	3,992,835	10,684,312
HSBC Holdings plc	4,638,464	32,712,849
Lloyds Banking Group plc	13,555,242	12,699,323
Royal Bank of Scotland Group plc *	812,060	2,939,866
Standard Chartered plc	778,986	5,255,033
		64,291,383
Capital Goods 0.8%
Ashtead Group plc	123,822	1,597,339
BAE Systems plc	754,312	5,578,774
Bunzl plc	79,336	2,122,440
Cobham plc	266,366	967,068
IMI plc	60,653	700,369
Meggitt plc	179,669	934,456
Melrose Industries plc	1	3
Rolls-Royce Holdings plc *	428,909	3,411,774
Smiths Group plc	91,636	1,239,759
The Weir Group plc	45,373	561,783
Security	Number of Shares	Value ($)
Travis Perkins plc	59,574	1,558,754
Wolseley plc	61,057	3,028,832
		21,701,351
Commercial & Professional Supplies 0.4%
Aggreko plc	63,157	770,939
Babcock International Group plc	58,617	768,150
Capita plc	158,039	2,660,235
Experian plc	233,092	3,976,282
G4S plc	381,811	1,239,515
Intertek Group plc	37,167	1,506,414
		10,921,535
Consumer Durables & Apparel 0.3%
Barratt Developments plc	233,322	2,001,369
Burberry Group plc	101,607	1,741,241
Persimmon plc *	72,100	2,103,825
Taylor Wimpey plc	750,452	2,069,252
		7,915,687
Consumer Services 0.6%
Carnival plc	42,479	2,119,050
Compass Group plc	392,782	6,759,725
InterContinental Hotels Group plc	54,244	1,782,589
Merlin Entertainments plc (e)	175,038	1,037,625
TUI AG	116,827	1,984,048
Whitbread plc	43,597	2,498,555
William Hill plc	221,805	1,234,821
		17,416,413
Diversified Financials 0.4%
3i Group plc	221,065	1,401,608
Aberdeen Asset Management plc	203,474	717,216
Hargreaves Lansdown plc	64,972	1,266,662
ICAP plc	133,167	921,209
Investec plc	130,696	831,501
London Stock Exchange Group plc	75,135	2,660,483
Provident Financial plc	34,271	1,441,545
Schroders plc	31,199	1,218,984
		10,459,208
Energy 2.5%
Amec Foster Wheeler plc	90,553	536,133
BG Group plc	812,242	12,291,495
BP plc	4,340,830	23,441,431
Petrofac Ltd.	60,315	687,354
Royal Dutch Shell plc, A Shares	920,532	20,109,474
Royal Dutch Shell plc, B Shares	568,661	12,389,946
		69,455,833
Food & Staples Retailing 0.2%
J. Sainsbury plc	336,593	1,181,806
Tesco plc *	1,937,563	4,820,893
WM Morrison Supermarkets plc	511,940	1,280,558
		7,283,257
Food, Beverage & Tobacco 2.6%
Associated British Foods plc	83,879	3,784,079
British American Tobacco plc	441,898	24,624,081

    13

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Coca-Cola HBC AG CDI *	46,971	961,856
Diageo plc	597,311	16,080,511
Imperial Tobacco Group plc	226,943	12,287,962
SABMiller plc	229,805	13,761,374
Tate & Lyle plc	103,776	929,898
		72,429,761
Health Care Equipment & Services 0.1%
Smith & Nephew plc	209,061	3,482,489
Household & Personal Products 1.0%
Reckitt Benckiser Group plc	151,486	13,473,321
Unilever plc	304,192	13,373,721
		26,847,042
Insurance 1.3%
Admiral Group plc	52,234	1,327,152
Aviva plc	961,982	6,634,561
Direct Line Insurance Group plc	329,168	1,768,123
Legal & General Group plc	1,421,810	4,962,569
Old Mutual plc	1,151,329	2,808,849
Prudential plc	610,670	11,997,330
RSA Insurance Group plc	249,340	1,488,662
St. James's Place plc	125,254	1,714,892
Standard Life plc	473,321	2,473,038
		35,175,176
Materials 0.9%
Anglo American plc	316,049	1,260,630
Antofagasta plc	88,778	484,478
BHP Billiton plc	506,931	4,922,366
Croda International plc	30,961	1,264,436
Fresnillo plc	54,397	563,058
Glencore plc *	2,845,202	3,668,299
Johnson Matthey plc	44,492	1,573,883
Mondi plc	86,402	1,408,612
Randgold Resources Ltd.	21,531	1,528,061
Rexam plc	159,024	1,363,498
Rio Tinto plc	299,750	7,350,397
		25,387,718
Media 0.7%
ITV plc	898,076	3,433,228
Pearson plc	192,758	2,176,138
RELX plc	267,281	4,702,664
Sky plc	247,935	3,836,204
WPP plc	310,166	6,745,332
		20,893,566
Pharmaceuticals, Biotechnology & Life Sciences 1.8%
AstraZeneca plc	299,968	19,315,097
GlaxoSmithKline plc	1,154,795	23,789,314
Shire plc	140,713	7,892,877
		50,997,288
Real Estate 0.3%
Hammerson plc	185,934	1,553,310
Intu Properties plc	214,014	915,833
Land Securities Group plc	185,271	2,905,669
Segro plc	170,411	1,069,421
The British Land Co., plc	231,969	2,457,340
		8,901,573
Security	Number of Shares	Value ($)
Retailing 0.4%
Dixons Carphone plc	239,157	1,621,941
Kingfisher plc	547,200	2,560,680
Marks & Spencer Group plc	395,363	2,400,610
Next plc	33,737	3,343,891
Sports Direct International plc *	66,759	396,973
		10,324,095
Semiconductors & Semiconductor Equipment 0.2%
ARM Holdings plc	335,508	4,786,142
Software & Services 0.1%
Auto Trader Group plc (e)	176,694	991,897
The Sage Group plc	257,798	2,298,033
		3,289,930
Telecommunication Services 1.3%
BT Group plc	1,985,782	13,820,253
Inmarsat plc	104,142	1,639,661
Vodafone Group plc	6,297,351	20,241,884
		35,701,798
Transportation 0.1%
easyJet plc	37,117	822,762
Royal Mail plc	210,337	1,382,831
		2,205,593
Utilities 0.9%
Centrica plc	1,180,537	3,463,820
National Grid plc	887,304	12,500,957
Severn Trent plc	57,848	1,815,330
SSE plc	232,933	4,833,207
United Utilities Group plc	156,581	2,142,284
		24,755,598
		536,238,334
Total Common Stock
(Cost $2,561,058,092)		2,722,740,047

Preferred Stock 0.5% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	12,237	842,548
Porsche Automobil Holding SE	35,569	1,613,133
Volkswagen AG	43,656	5,083,810
		7,539,491
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	42,312	4,495,719
Materials 0.0%
Fuchs Petrolub SE	16,120	661,126
		12,696,336
Italy 0.1%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	209,571	557,237

14

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telecom Italia S.p.A. - RSP	1,475,907	1,328,260
		1,885,497
Total Preferred Stock
(Cost $16,806,002)		14,581,833

Rights 0.0% of net assets
Spain 0.0%
Utilities 0.0%
Iberdrola S.A. *(d)	1,243,484	173,718
Total Rights
(Cost $171,378)		173,718

Other Investment Company 0.6% of net assets
United States 0.6%
Securities Lending Collateral 0.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	15,462,571	15,462,571
Total Other Investment Company
(Cost $15,462,571)		15,462,571
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.8% of net assets
Time Deposits 0.8%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 02/01/16	362,955	517,174
U.S. Dollar
0.14%, 02/01/16	20,118,607	20,118,607
Brown Brothers Harriman
Japanese Yen
0.01%, 02/01/16	1,244,628	10,281
Singapore Dollar
0.10%, 02/01/16	5,190	3,643
Swiss Franc
(1.00%), 02/01/16	197,945	193,239
DNB
Euro
(0.31%), 02/01/16	185,602	201,062
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
National Australia Bank
Australian Dollar
0.98%, 02/01/16	177,947	125,942
Total Short-Term Investments
(Cost $21,169,948)		21,169,948

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $2,624,047,921 and the unrealized appreciation and depreciation were $477,945,902 and ($327,865,706), respectively, with a net unrealized appreciation of $150,080,196.
At 01/31/16, the values of certain foreign securities held by the fund aggregating $2,709,522,440 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $14,566,180.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	The rate shown is the 7-day yield.
(d)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,751,378 or 0.2% of net assets.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	350	28,028,000	458,732

    15

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$1,823,145,821	$—	$1,823,145,821
Hong Kong[1]	—	75,996,356	—	75,996,356
Consumer Services	353,370	4,925,382	—	5,278,752
Telecommunication Services	853,763	585,456	—	1,439,219
Israel [1]	—	4,488,360	—	4,488,360
Pharmaceuticals, Biotechnology & Life Sciences	285,768	13,326,106	—	13,611,874
Software & Services	1,815,450	801,284	—	2,616,734
Italy [1]	—	55,698,309	—	55,698,309
Automobiles & Components	1,194,579	1,494,839	—	2,689,418
Japan [1]	—	567,633,022	—	567,633,022
Banks	1,221,955	52,895,414	—	54,117,369
Insurance	1,383,348	17,208,989	—	18,592,337
Netherlands [1]	—	47,585,947	—	47,585,947
Capital Goods	652,495	6,777,655	—	7,430,150
Household & Personal Products	17,064,960	—	—	17,064,960
Semiconductors & Semiconductor Equipment	2,412,104	7,541,831	—	9,953,935
Norway [1]	—	14,336,867	—	14,336,867
Media	561,648	498,969	—	1,060,617
Preferred Stock[1]	—	14,581,833	—	14,581,833
Rights
Spain [1]	—	—	173,718	173,718
Other Investment Company[1]	15,462,571	—	—	15,462,571
Short-Term Investments[1]	—	21,169,948	—	21,169,948
Total	$43,262,011	$2,730,692,388	$173,718	$2,774,128,117
Other Financial Instruments
Futures Contracts[2]	$458,732	$—	$—	$458,732
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
16

Schwab International Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock
Australia	$1,513,552	$—	$74,147	$—	($1,587,699)	$—	$—	$—
Preferred Stock
Ireland	14,460	(235)	60	—	(14,285)	—	—	—
United Kingdom	58,962	(1,289)	10	—	(57,683)	—	—	—
Rights
Spain	—	4	2,340	171,378	(4)	—	—	173,718
Total	$1,586,974	($1,520)	$76,557	$171,378	($1,659,671)	$—	$—	$173,718
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $16,901,525 from Level 1 to Level 2 for the period ended January 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 2 to Level 1 and no transfers in or out of Level 3 during the period.
    17

Schwab Equity Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
The three levels of the fair value hierarchy are as follows:
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
18

Schwab Equity Index Funds
Notes to Portfolio Holdings (continued)
categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On January 31, 2016, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87637JAN16
19

Schwab Capital Trust
Schwab Fundamental US Large Company Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
101.4%	Common Stock	3,840,722,743	4,419,537,896
1.2%	Other Investment Companies	54,415,712	54,415,712
102.6%	Total Investments	3,895,138,455	4,473,953,608
(2.6%)	Other Assets and Liabilities, Net		(113,897,777)
100.0%	Net Assets		4,360,055,831

Security	Number of Shares	Value ($)
Common Stock 101.4% of net assets
Automobiles & Components 1.1%
BorgWarner, Inc.	48,567	1,425,927
Dana Holding Corp.	60,700	721,723
Delphi Automotive plc	41,200	2,675,528
Ford Motor Co.	1,271,741	15,184,588
General Motors Co.	486,268	14,412,983
Harley-Davidson, Inc.	52,654	2,106,160
Johnson Controls, Inc.	209,709	7,522,262
Lear Corp.	29,800	3,094,134
The Goodyear Tire & Rubber Co.	62,190	1,766,818
Visteon Corp.	16,000	1,070,080
		49,980,203
Banks 5.1%
Bank of America Corp.	2,527,394	35,737,351
BB&T Corp.	176,475	5,763,674
CIT Group, Inc.	57,100	1,675,885
Citigroup, Inc.	690,372	29,396,040
Citizens Financial Group, Inc.	35,500	754,375
Comerica, Inc.	32,200	1,104,460
Fifth Third Bancorp	229,890	3,632,262
Huntington Bancshares, Inc.	119,027	1,021,252
JPMorgan Chase & Co.	971,123	57,781,819
KeyCorp	181,657	2,027,292
M&T Bank Corp.	31,719	3,494,799
New York Community Bancorp, Inc.	138,530	2,144,444
People's United Financial, Inc.	89,577	1,287,221
PHH Corp. *	78,058	958,552
Popular, Inc.	37,100	932,694
Regions Financial Corp.	339,325	2,755,319
SunTrust Banks, Inc.	117,660	4,304,003
The PNC Financial Services Group, Inc.	108,035	9,361,233
U.S. Bancorp	315,160	12,625,310
Wells Fargo & Co.	907,663	45,591,912
		222,349,897
Security	Number of Shares	Value ($)
Capital Goods 7.9%
3M Co.	136,961	20,681,111
AECOM *	55,254	1,516,170
AGCO Corp.	47,140	2,299,018
AMETEK, Inc.	30,700	1,444,435
Armstrong World Industries, Inc. *	32,700	1,264,836
Carlisle Cos., Inc.	13,700	1,146,416
Caterpillar, Inc.	220,437	13,719,999
Chicago Bridge & Iron Co., N.V.	22,800	885,096
Cummins, Inc.	60,494	5,437,806
Danaher Corp.	74,256	6,434,282
Deere & Co.	142,793	10,996,489
Dover Corp.	56,475	3,300,964
Eaton Corp. plc	105,216	5,314,460
EMCOR Group, Inc.	30,240	1,381,968
Emerson Electric Co.	275,810	12,681,744
Fastenal Co. (a)	58,240	2,362,214
Flowserve Corp.	51,875	2,004,450
Fluor Corp.	127,750	5,734,698
Fortune Brands Home & Security, Inc.	25,500	1,239,045
General Dynamics Corp.	86,216	11,533,114
General Electric Co.	2,314,398	67,348,982
Honeywell International, Inc.	130,245	13,441,284
Hubbell, Inc.	15,684	1,418,304
Illinois Tool Works, Inc.	103,734	9,343,321
Ingersoll-Rand plc	78,882	4,060,057
Jacobs Engineering Group, Inc. *	75,240	2,951,665
Joy Global, Inc.	98,800	985,036
KBR, Inc.	170,600	2,432,756
Kennametal, Inc.	36,200	640,740
L-3 Communications Holdings, Inc.	59,466	6,948,007
Lincoln Electric Holdings, Inc.	19,400	1,032,856
Lockheed Martin Corp.	67,784	14,302,424
Northrop Grumman Corp.	85,333	15,791,725
NOW, Inc. *	50,800	688,848
Oshkosh Corp.	41,720	1,373,840
Owens Corning	45,750	2,113,193
PACCAR, Inc.	92,221	4,525,284
Parker-Hannifin Corp.	49,397	4,799,413
Pentair plc	33,837	1,594,399
Precision Castparts Corp.	19,416	4,561,789
Quanta Services, Inc. *	74,900	1,400,630
Raytheon Co.	114,615	14,698,228
Rockwell Automation, Inc.	22,550	2,155,104
Rockwell Collins, Inc.	32,330	2,614,850
Roper Technologies, Inc.	9,000	1,581,030
Snap-on, Inc.	9,200	1,486,352
SPX Corp.	53,836	500,675
Stanley Black & Decker, Inc.	35,403	3,339,919
Textron, Inc.	68,020	2,327,644
The Boeing Co.	101,972	12,249,896
The Timken Co.	39,265	1,042,486
TransDigm Group, Inc. *	6,800	1,528,164
Trinity Industries, Inc.	37,100	794,682

    1

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
United Rentals, Inc. *	21,400	1,025,274
United Technologies Corp.	247,892	21,737,649
W.W. Grainger, Inc. (a)	19,838	3,901,936
WESCO International, Inc. *	23,800	961,044
Xylem, Inc.	38,855	1,396,837
		346,474,638
Commercial & Professional Supplies 0.8%
Cintas Corp.	22,250	1,911,720
Equifax, Inc.	14,330	1,516,114
ManpowerGroup, Inc.	45,290	3,457,891
Nielsen Holdings plc	43,300	2,085,328
Pitney Bowes, Inc.	97,019	1,899,632
R.R. Donnelley & Sons Co.	122,840	1,716,075
Republic Services, Inc.	88,763	3,878,943
Robert Half International, Inc.	34,810	1,523,634
The ADT Corp.	80,600	2,384,148
The Dun & Bradstreet Corp.	14,540	1,431,027
Tyco International plc	90,887	3,125,604
Verisk Analytics, Inc. *	16,000	1,168,000
Waste Management, Inc.	146,314	7,747,326
		33,845,442
Consumer Durables & Apparel 1.2%
Coach, Inc.	153,575	5,689,954
Fossil Group, Inc. *	27,000	880,200
Garmin Ltd.	43,570	1,532,793
Hasbro, Inc.	31,141	2,313,153
Jarden Corp. *	28,772	1,526,355
Leggett & Platt, Inc.	43,717	1,814,693
Mattel, Inc.	159,735	4,407,089
Mohawk Industries, Inc. *	8,835	1,470,232
Newell Rubbermaid, Inc.	47,750	1,851,745
NIKE, Inc., Class B	227,254	14,092,020
NVR, Inc. *	1,229	2,029,079
Polaris Industries, Inc.	11,300	834,392
PVH Corp.	15,500	1,137,390
Ralph Lauren Corp.	26,020	2,927,250
Tupperware Brands Corp.	24,758	1,149,514
VF Corp.	54,980	3,441,748
Whirlpool Corp.	25,555	3,434,336
		50,531,943
Consumer Services 1.9%
Apollo Education Group, Inc. *	213,250	1,693,205
Aramark	28,200	900,990
Brinker International, Inc.	26,655	1,325,820
Carnival Corp.	114,410	5,506,553
Chipotle Mexican Grill, Inc. *	2,187	990,645
Darden Restaurants, Inc.	42,362	2,671,348
DeVry Education Group, Inc. (a)	41,400	823,860
Graham Holdings Co., Class B	1,720	833,667
H&R Block, Inc.	54,065	1,840,913
Las Vegas Sands Corp.	63,000	2,841,300
Marriott International, Inc., Class A	24,989	1,531,326
McDonald's Corp.	303,788	37,602,879
MGM Resorts International *	75,315	1,512,325
Royal Caribbean Cruises Ltd.	27,029	2,215,297
Starbucks Corp.	115,780	7,035,951
Security	Number of Shares	Value ($)
Starwood Hotels & Resorts Worldwide, Inc.	31,270	1,946,245
Wyndham Worldwide Corp.	37,440	2,429,856
Wynn Resorts Ltd. (a)	36,604	2,464,913
Yum! Brands, Inc.	86,630	6,269,413
		82,436,506
Diversified Financials 3.2%
Ally Financial, Inc. *	193,900	3,073,315
American Express Co.	215,817	11,546,210
Ameriprise Financial, Inc.	37,334	3,384,327
Berkshire Hathaway, Inc., Class B *	296,926	38,532,087
BlackRock, Inc.	14,000	4,399,640
Capital One Financial Corp.	146,432	9,608,868
CME Group, Inc.	44,100	3,962,385
Discover Financial Services	100,722	4,612,060
Franklin Resources, Inc.	109,409	3,792,116
Invesco Ltd.	66,600	1,993,338
Legg Mason, Inc.	43,520	1,332,582
Leucadia National Corp.	63,200	1,046,592
McGraw Hill Financial, Inc.	47,968	4,078,239
Moody's Corp.	18,670	1,664,244
Morgan Stanley	180,583	4,673,488
Nasdaq, Inc.	33,983	2,106,946
Northern Trust Corp.	35,710	2,216,877
SLM Corp. *	317,400	2,031,360
State Street Corp.	71,236	3,969,982
T. Rowe Price Group, Inc.	49,345	3,501,028
The Bank of New York Mellon Corp.	153,049	5,543,435
The Charles Schwab Corp. (b)	81,215	2,073,419
The Goldman Sachs Group, Inc.	134,309	21,698,962
Voya Financial, Inc.	26,400	807,312
		141,648,812
Energy 14.1%
Anadarko Petroleum Corp.	118,579	4,635,253
Apache Corp.	228,268	9,710,521
Baker Hughes, Inc.	153,986	6,699,931
California Resources Corp.	522,500	747,175
Cameron International Corp. *	60,053	3,943,080
Chesapeake Energy Corp. (a)	442,326	1,499,485
Chevron Corp.	1,357,612	117,392,710
Cimarex Energy Co.	13,045	1,213,185
ConocoPhillips	975,882	38,137,469
CONSOL Energy, Inc. (a)	148,935	1,182,544
Delek US Holdings, Inc.	34,400	585,488
Denbury Resources, Inc. (a)	457,600	713,856
Devon Energy Corp.	184,427	5,145,513
Diamond Offshore Drilling, Inc. (a)	95,620	1,777,576
Energen Corp.	20,610	726,915
Ensco plc, Class A	173,000	1,691,940
EOG Resources, Inc.	73,701	5,234,245
EQT Corp.	18,100	1,117,494
Exxon Mobil Corp.	2,717,381	211,548,111
FMC Technologies, Inc. *	51,778	1,302,217
Halliburton Co.	317,270	10,086,013
Helmerich & Payne, Inc. (a)	29,395	1,493,266
Hess Corp.	213,404	9,069,670
HollyFrontier Corp.	127,602	4,462,242
Kinder Morgan, Inc.	216,200	3,556,490

2

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Marathon Oil Corp.	615,619	5,989,973
Marathon Petroleum Corp.	342,862	14,328,203
Murphy Oil Corp.	211,250	4,142,612
Nabors Industries Ltd.	244,700	1,800,992
National Oilwell Varco, Inc.	195,601	6,364,857
Newfield Exploration Co. *	38,507	1,119,398
Noble Corp., plc (a)	216,400	1,685,756
Noble Energy, Inc.	82,670	2,676,028
Occidental Petroleum Corp.	310,600	21,378,598
Oceaneering International, Inc.	30,800	1,042,580
ONEOK, Inc.	74,320	1,851,311
Patterson-UTI Energy, Inc.	97,900	1,407,802
Peabody Energy Corp. (a)	116,336	517,695
Phillips 66	415,408	33,294,951
Pioneer Natural Resources Co.	12,900	1,598,955
QEP Resources, Inc.	106,142	1,360,740
Schlumberger Ltd.	304,563	22,010,768
Seadrill Ltd. *(a)	631,800	1,307,826
Southwestern Energy Co. *(a)	135,140	1,201,395
Spectra Energy Corp.	182,260	5,003,037
Superior Energy Services, Inc.	67,500	695,925
Tesoro Corp.	58,392	5,094,702
The Williams Cos., Inc.	113,109	2,183,004
Valero Energy Corp.	366,666	24,885,621
Weatherford International plc *	356,200	2,400,788
Whiting Petroleum Corp. *	69,900	513,765
World Fuel Services Corp.	102,500	3,992,375
		613,522,046
Food & Staples Retailing 4.3%
Casey's General Stores, Inc.	14,712	1,776,327
Costco Wholesale Corp.	150,763	22,783,305
CVS Health Corp.	441,616	42,655,689
Sysco Corp.	298,839	11,896,781
The Kroger Co.	362,268	14,059,621
United Natural Foods, Inc. *	22,100	773,942
Wal-Mart Stores, Inc.	1,061,672	70,452,554
Walgreens Boots Alliance, Inc.	238,882	19,043,673
Whole Foods Market, Inc.	123,100	3,608,061
		187,049,953
Food, Beverage & Tobacco 6.0%
Altria Group, Inc.	370,516	22,642,233
Archer-Daniels-Midland Co.	439,174	15,524,801
Brown-Forman Corp., Class B	23,377	2,287,206
Bunge Ltd.	140,236	8,696,034
Campbell Soup Co.	42,430	2,393,476
Coca-Cola Enterprises, Inc.	95,495	4,432,878
ConAgra Foods, Inc.	133,120	5,543,117
Constellation Brands, Inc., Class A	12,420	1,893,802
Dr Pepper Snapple Group, Inc.	51,541	4,836,607
General Mills, Inc.	179,918	10,167,166
Hormel Foods Corp.	28,939	2,326,985
Ingredion, Inc.	23,000	2,316,560
Kellogg Co.	68,737	5,048,045
McCormick & Co., Inc. - Non Voting Shares	24,778	2,179,721
Mead Johnson Nutrition Co.	18,300	1,326,567
Molson Coors Brewing Co., Class B	24,780	2,242,094
Mondelez International, Inc., Class A	382,395	16,481,225
Security	Number of Shares	Value ($)
Monster Beverage Corp. *	10,700	1,444,821
PepsiCo, Inc.	359,763	35,724,466
Philip Morris International, Inc.	512,688	46,147,047
Reynolds American, Inc.	155,110	7,747,745
The Coca-Cola Co.	877,143	37,646,978
The Hershey Co.	22,012	1,939,477
The JM Smucker Co.	34,525	4,430,248
The Kraft Heinz Co.	91,074	7,109,236
Tyson Foods, Inc., Class A	162,515	8,671,800
		261,200,335
Health Care Equipment & Services 5.4%
Abbott Laboratories	263,063	9,956,935
Aetna, Inc.	114,491	11,659,763
AmerisourceBergen Corp.	62,967	5,639,325
Anthem, Inc.	180,250	23,520,822
Baxter International, Inc.	221,653	8,112,500
Becton, Dickinson & Co.	52,662	7,655,475
Boston Scientific Corp. *	168,865	2,960,203
C.R. Bard, Inc.	18,500	3,390,495
Cardinal Health, Inc.	153,067	12,455,062
Centene Corp. *	17,900	1,110,874
Cerner Corp. *	19,300	1,119,593
Cigna Corp.	33,109	4,423,362
Community Health Systems, Inc. *	63,762	1,369,608
DaVita HealthCare Partners, Inc. *	28,420	1,907,550
DENTSPLY International, Inc.	24,735	1,456,644
Express Scripts Holding Co. *	188,407	13,540,811
HCA Holdings, Inc. *	131,774	9,168,835
Health Net, Inc. *	49,070	3,249,415
Henry Schein, Inc. *	19,652	2,976,099
Humana, Inc.	56,570	9,209,030
Intuitive Surgical, Inc. *	3,379	1,827,532
Laboratory Corp. of America Holdings *	18,099	2,033,423
LifePoint Health, Inc. *	17,830	1,244,356
Magellan Health, Inc. *	24,100	1,373,700
McKesson Corp.	75,417	12,140,629
Medtronic plc	212,336	16,120,549
Owens & Minor, Inc.	60,802	2,106,789
Patterson Cos., Inc.	33,275	1,412,857
Quest Diagnostics, Inc.	69,052	4,534,645
ResMed, Inc.	19,600	1,111,320
St. Jude Medical, Inc.	73,960	3,909,526
Stryker Corp.	57,518	5,702,910
Tenet Healthcare Corp. *	36,893	1,000,538
UnitedHealth Group, Inc.	303,196	34,916,051
Universal Health Services, Inc., Class B	15,448	1,740,063
Varian Medical Systems, Inc. *	24,903	1,920,768
WellCare Health Plans, Inc. *	17,200	1,306,856
Zimmer Biomet Holdings, Inc.	45,624	4,528,638
		233,813,551
Household & Personal Products 2.5%
Avon Products, Inc.	577,925	1,959,166
Church & Dwight Co., Inc.	20,900	1,755,600
Colgate-Palmolive Co.	194,568	13,139,177
Edgewell Personal Care Co.	15,320	1,133,833
Herbalife Ltd. *(a)	32,900	1,520,309

    3

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Kimberly-Clark Corp.	86,101	11,057,090
The Clorox Co.	23,320	3,009,446
The Estee Lauder Cos., Inc., Class A	28,534	2,432,524
The Procter & Gamble Co.	895,235	73,131,747
		109,138,892
Insurance 3.6%
Aflac, Inc.	125,898	7,297,048
Alleghany Corp. *	2,000	955,840
American Financial Group, Inc.	23,940	1,699,261
American International Group, Inc.	359,442	20,301,284
Aon plc	46,236	4,060,908
Arch Capital Group Ltd. *	32,075	2,166,666
Arthur J. Gallagher & Co.	25,800	971,112
Assurant, Inc.	42,355	3,443,885
Axis Capital Holdings Ltd.	47,350	2,552,639
Chubb Ltd.	124,038	14,024,977
Cincinnati Financial Corp.	36,880	2,125,394
Everest Re Group Ltd.	15,325	2,742,255
First American Financial Corp.	33,000	1,134,210
FNF Group	67,584	2,188,370
Genworth Financial, Inc., Class A *	358,400	996,352
Lincoln National Corp.	37,880	1,494,745
Loews Corp.	133,689	4,947,830
Marsh & McLennan Cos., Inc.	98,620	5,259,405
MetLife, Inc.	162,818	7,269,824
Old Republic International Corp.	68,200	1,233,056
PartnerRe Ltd.	24,056	3,377,462
Principal Financial Group, Inc.	44,871	1,705,098
Prudential Financial, Inc.	84,037	5,889,313
Reinsurance Group of America, Inc.	21,600	1,819,368
RenaissanceRe Holdings Ltd.	20,225	2,278,346
The Allstate Corp.	122,643	7,432,166
The Hartford Financial Services Group, Inc.	128,927	5,180,287
The Progressive Corp.	223,045	6,970,156
The Travelers Cos., Inc.	220,072	23,556,507
Torchmark Corp.	34,965	1,899,998
Unum Group	102,025	2,921,996
Validus Holdings Ltd.	29,800	1,318,352
W. R. Berkley Corp.	31,863	1,597,929
White Mountains Insurance Group Ltd.	2,329	1,660,787
XL Group plc	65,685	2,381,738
		156,854,564
Materials 3.3%
Air Products & Chemicals, Inc.	39,385	4,990,473
Airgas, Inc.	19,200	2,688,000
Albemarle Corp.	35,585	1,873,194
Alcoa, Inc. (a)	489,530	3,568,674
Allegheny Technologies, Inc.	72,711	682,029
AptarGroup, Inc.	18,600	1,355,940
Ashland, Inc.	17,535	1,661,617
Avery Dennison Corp.	30,800	1,875,412
Ball Corp.	44,180	2,952,549
Bemis Co., Inc.	37,038	1,773,009
Celanese Corp., Series A	28,500	1,814,595
CF Industries Holdings, Inc.	68,255	2,047,650
Security	Number of Shares	Value ($)
Cliffs Natural Resources, Inc. *(a)	705,100	1,135,211
Commercial Metals Co.	114,845	1,598,642
Domtar Corp.	67,182	2,166,619
E.I. du Pont de Nemours & Co.	199,986	10,551,261
Eastman Chemical Co.	41,720	2,553,681
Ecolab, Inc.	27,591	2,976,241
FMC Corp.	32,980	1,178,046
Freeport-McMoRan, Inc. (a)	1,275,140	5,865,644
Graphic Packaging Holding Co.	88,600	1,006,496
Huntsman Corp.	119,315	1,029,688
International Flavors & Fragrances, Inc.	12,235	1,431,006
International Paper Co.	149,593	5,117,577
LyondellBasell Industries N.V., Class A	153,780	11,990,227
Monsanto Co.	95,469	8,649,491
Newmont Mining Corp.	312,111	6,229,736
Nucor Corp.	157,516	6,154,150
Owens-Illinois, Inc. *	86,645	1,121,186
Packaging Corp. of America	16,521	839,762
PPG Industries, Inc.	54,400	5,174,528
Praxair, Inc.	71,595	7,159,500
Reliance Steel & Aluminum Co.	43,920	2,500,805
RPM International, Inc.	30,365	1,191,826
Sonoco Products Co.	39,855	1,574,671
Southern Copper Corp. (a)	51,597	1,337,394
Steel Dynamics, Inc.	113,150	2,076,303
The Dow Chemical Co.	331,068	13,904,856
The Mosaic Co.	172,231	4,150,767
The Sherwin-Williams Co.	8,265	2,113,113
The Valspar Corp.	20,750	1,625,348
United States Steel Corp. (a)	147,304	1,031,128
Vulcan Materials Co.	14,323	1,263,289
WestRock Co.	50,007	1,764,247
		145,745,581
Media 3.6%
Cablevision Systems Corp., Class A	90,065	2,873,974
CBS Corp., Class B - Non Voting Shares	149,721	7,111,748
Charter Communications, Inc., Class A *(a)	12,700	2,176,272
Comcast Corp., Class A	479,557	26,716,120
Discovery Communications, Inc., Class A *	65,041	1,794,481
Discovery Communications, Inc., Class C *	121,367	3,302,396
DISH Network Corp., Class A *	34,735	1,676,658
Liberty Media Corp., Class A *	20,000	732,400
Liberty Media Corp., Class C *	35,300	1,256,327
News Corp., Class A	162,800	2,111,516
News Corp., Class B	17,500	233,625
Omnicom Group, Inc.	75,213	5,516,874
Scripps Networks Interactive, Inc., Class A	26,000	1,585,220
TEGNA, Inc.	79,630	1,911,916
The Interpublic Group of Cos., Inc.	107,605	2,414,656
The Walt Disney Co.	264,562	25,350,331
Thomson Reuters Corp.	106,157	3,970,272
Time Warner Cable, Inc.	110,201	20,057,684
Time Warner, Inc.	350,133	24,663,369

4

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Time, Inc.	68,000	1,020,000
Twenty-First Century Fox, Inc., Class A	311,721	8,407,115
Twenty-First Century Fox, Inc., Class B	50,300	1,363,130
Viacom, Inc., Class B	216,298	9,871,841
		156,117,925
Pharmaceuticals, Biotechnology & Life Sciences 5.6%
AbbVie, Inc.	156,622	8,598,548
Agilent Technologies, Inc.	64,936	2,444,840
Allergan plc *	6,040	1,717,957
Amgen, Inc.	150,623	23,004,651
Biogen, Inc. *	12,450	3,399,597
Bristol-Myers Squibb Co.	260,361	16,184,040
Celgene Corp. *	49,756	4,991,522
Eli Lilly & Co.	213,181	16,862,617
Gilead Sciences, Inc.	99,887	8,290,621
Johnson & Johnson	575,007	60,053,731
Merck & Co., Inc.	652,362	33,055,182
Mettler-Toledo International, Inc. *	4,300	1,345,255
Mylan N.V. *	52,475	2,764,908
Perrigo Co., plc	7,600	1,098,808
Pfizer, Inc.	1,642,704	50,086,045
Thermo Fisher Scientific, Inc.	42,845	5,658,111
Waters Corp. *	13,000	1,575,730
Zoetis, Inc.	42,000	1,808,100
		242,940,263
Real Estate 1.3%
American Capital Agency Corp.	72,500	1,237,575
American Tower Corp.	28,765	2,713,690
Annaly Capital Management, Inc.	469,561	4,460,829
AvalonBay Communities, Inc.	10,299	1,766,176
Boston Properties, Inc.	16,490	1,916,303
Corrections Corp. of America	45,800	1,319,498
Crown Castle International Corp.	17,680	1,524,016
Digital Realty Trust, Inc.	19,900	1,593,592
Equity Residential	36,145	2,786,418
General Growth Properties, Inc.	59,100	1,657,164
HCP, Inc.	71,365	2,564,858
Hospitality Properties Trust	50,961	1,202,170
Host Hotels & Resorts, Inc.	128,878	1,784,960
Iron Mountain, Inc.	78,579	2,164,066
Kimco Realty Corp.	60,860	1,654,783
Plum Creek Timber Co., Inc.	35,395	1,433,851
Prologis, Inc.	44,100	1,740,627
Public Storage	12,330	3,126,395
Simon Property Group, Inc.	30,111	5,609,077
The Macerich Co.	14,997	1,169,316
Ventas, Inc.	45,178	2,499,247
Vornado Realty Trust	28,941	2,560,121
Welltower, Inc.	27,600	1,717,272
Weyerhaeuser Co.	207,442	5,312,590
		55,514,594
Retailing 5.1%
Aaron's, Inc.	43,100	986,128
Abercrombie & Fitch Co., Class A	96,478	2,531,583
Advance Auto Parts, Inc.	9,845	1,496,932
Security	Number of Shares	Value ($)
Amazon.com, Inc. *	13,050	7,660,350
American Eagle Outfitters, Inc.	125,935	1,843,688
AutoNation, Inc. *	30,200	1,306,150
AutoZone, Inc. *	2,921	2,241,546
Bed Bath & Beyond, Inc. *	100,005	4,317,216
Best Buy Co., Inc.	227,176	6,345,026
Big Lots, Inc.	47,365	1,836,815
CarMax, Inc. *	35,307	1,559,863
Chico's FAS, Inc.	78,300	813,537
Core-Mark Holding Co., Inc.	24,465	1,988,760
CST Brands, Inc.	86,100	3,335,514
Dick's Sporting Goods, Inc.	32,500	1,270,100
Dillard's, Inc., Class A	16,675	1,174,087
Dollar General Corp.	75,300	5,652,018
Dollar Tree, Inc. *	56,181	4,568,639
Expedia, Inc.	12,565	1,269,568
Foot Locker, Inc.	43,195	2,918,254
GameStop Corp., Class A (a)	98,390	2,578,802
Genuine Parts Co.	51,700	4,454,989
Guess?, Inc.	62,300	1,155,042
J.C. Penney Co., Inc. *(a)	373,410	2,710,957
Kohl's Corp.	168,745	8,395,064
L Brands, Inc.	46,620	4,482,513
Liberty Interactive Corp., QVC Group, Class A *	135,425	3,529,175
LKQ Corp. *	41,200	1,128,880
Lowe's Cos., Inc.	336,745	24,131,147
Macy's, Inc.	132,936	5,371,944
Murphy USA, Inc. *	70,100	4,055,285
Nordstrom, Inc. (a)	43,055	2,114,000
O'Reilly Automotive, Inc. *	15,730	4,103,957
Office Depot, Inc. *	161,800	833,270
Rent-A-Center, Inc.	79,170	1,078,295
Ross Stores, Inc.	66,180	3,723,287
Signet Jewelers Ltd.	14,300	1,658,800
Staples, Inc.	630,156	5,620,991
Target Corp.	326,083	23,614,931
The Gap, Inc.	159,075	3,932,334
The Home Depot, Inc.	304,743	38,324,480
The Priceline Group, Inc. *	2,584	2,751,882
The TJX Cos., Inc.	166,088	11,832,109
Tiffany & Co.	21,135	1,349,258
Tractor Supply Co.	22,400	1,978,144
Urban Outfitters, Inc. *	36,054	824,916
Williams-Sonoma, Inc.	26,645	1,376,481
		222,226,707
Semiconductors & Semiconductor Equipment 2.4%
Analog Devices, Inc.	44,965	2,421,815
Applied Materials, Inc.	322,126	5,685,524
Avago Technologies Ltd.	24,632	3,293,545
Broadcom Corp., Class A	64,227	3,511,290
Intel Corp.	1,804,176	55,965,540
KLA-Tencor Corp.	43,580	2,919,424
Lam Research Corp.	26,390	1,894,538
Linear Technology Corp.	35,455	1,514,992
Marvell Technology Group Ltd.	253,130	2,240,201
Maxim Integrated Products, Inc.	76,800	2,565,120
Microchip Technology, Inc.	37,380	1,674,998
Micron Technology, Inc. *	190,812	2,104,656
NVIDIA Corp.	79,437	2,326,710

    5

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Texas Instruments, Inc.	247,509	13,100,651
Xilinx, Inc.	51,720	2,599,964
		103,818,968
Software & Services 7.6%
Accenture plc, Class A	127,365	13,442,102
Activision Blizzard, Inc.	150,600	5,243,892
Adobe Systems, Inc. *	37,307	3,325,173
Akamai Technologies, Inc. *	18,000	821,160
Alliance Data Systems Corp. *	6,180	1,234,702
Alphabet, Inc., Class A *	19,189	14,609,545
Alphabet, Inc., Class C *	18,774	13,948,143
Amdocs Ltd.	45,500	2,490,670
Autodesk, Inc. *	21,300	997,266
Automatic Data Processing, Inc.	73,019	6,067,149
Booz Allen Hamilton Holding Corp.	43,700	1,236,273
Broadridge Financial Solutions, Inc.	26,400	1,413,984
CA, Inc.	107,205	3,080,000
CACI International, Inc., Class A *	16,024	1,331,114
Citrix Systems, Inc. *	23,563	1,660,249
Cognizant Technology Solutions Corp., Class A *	54,700	3,463,057
Computer Sciences Corp.	68,545	2,198,238
CoreLogic, Inc. *	35,200	1,256,640
DST Systems, Inc.	9,500	1,001,395
eBay, Inc. *	204,627	4,800,549
Electronic Arts, Inc. *	18,608	1,201,053
Facebook, Inc., Class A *	25,000	2,805,250
Fidelity National Information Services, Inc.	71,923	4,295,961
Fiserv, Inc. *	40,538	3,833,273
Global Payments, Inc.	22,600	1,332,270
IAC/InterActiveCorp	29,362	1,525,062
International Business Machines Corp.	461,001	57,528,315
Intuit, Inc.	41,622	3,975,317
Leidos Holdings, Inc.	49,700	2,292,164
MasterCard, Inc., Class A	77,938	6,938,820
Microsoft Corp.	1,859,628	102,446,907
Oracle Corp.	741,744	26,932,725
Paychex, Inc.	53,359	2,553,762
Symantec Corp.	228,345	4,530,365
Teradata Corp. *	46,600	1,134,244
The Western Union Co.	217,910	3,887,514
Total System Services, Inc.	27,470	1,103,195
Visa, Inc., Class A	140,212	10,444,392
Xerox Corp.	622,126	6,065,728
Yahoo! Inc. *	93,505	2,759,333
		331,206,951
Technology Hardware & Equipment 4.4%
Amphenol Corp., Class A	44,100	2,186,037
Anixter International, Inc. *	20,120	994,733
Apple, Inc.	644,757	62,760,646
Arrow Electronics, Inc. *	73,525	3,793,890
Avnet, Inc.	103,400	4,127,728
Cisco Systems, Inc.	1,312,651	31,227,967
Corning, Inc.	370,171	6,888,882
EMC Corp.	466,543	11,556,270
FLIR Systems, Inc.	39,700	1,160,828
Security	Number of Shares	Value ($)
Harris Corp.	43,168	3,754,321
HP, Inc.	1,869,691	18,154,700
Ingram Micro, Inc., Class A	208,851	5,889,598
Jabil Circuit, Inc.	121,095	2,411,002
Juniper Networks, Inc.	113,970	2,689,692
Keysight Technologies, Inc. *	36,000	842,400
Lexmark International, Inc., Class A	49,045	1,383,560
Motorola Solutions, Inc.	75,172	5,019,234
NetApp, Inc.	76,430	1,676,110
QUALCOMM, Inc.	268,155	12,158,148
SanDisk Corp.	47,665	3,369,916
SYNNEX Corp.	18,095	1,519,075
Tech Data Corp. *	61,540	3,840,096
Vishay Intertechnology, Inc.	97,740	1,120,100
Western Digital Corp.	59,588	2,859,032
		191,383,965
Telecommunication Services 4.6%
AT&T, Inc.	3,358,254	121,098,639
CenturyLink, Inc.	378,607	9,624,190
Frontier Communications Corp.	717,598	3,265,071
Telephone & Data Systems, Inc.	83,527	1,936,991
Verizon Communications, Inc.	1,267,149	63,319,436
Windstream Holdings, Inc. (a)	145,383	838,860
		200,083,187
Transportation 1.6%
Alaska Air Group, Inc.	17,900	1,260,160
Avis Budget Group, Inc. *	55,290	1,452,468
C.H. Robinson Worldwide, Inc.	62,544	4,050,975
CSX Corp.	329,633	7,588,152
Delta Air Lines, Inc.	23,500	1,040,815
Expeditors International of Washington, Inc.	65,625	2,961,000
FedEx Corp.	99,033	13,159,505
Hertz Global Holdings, Inc. *	211,600	1,921,328
JB Hunt Transport Services, Inc.	16,245	1,181,012
JetBlue Airways Corp. *	53,600	1,142,216
Kansas City Southern	13,687	970,135
Norfolk Southern Corp.	80,479	5,673,769
Ryder System, Inc.	26,420	1,404,751
Union Pacific Corp.	188,835	13,596,120
United Parcel Service, Inc., Class B	134,641	12,548,541
		69,950,947
Utilities 4.8%
AES Corp.	519,040	4,930,880
AGL Resources, Inc.	32,414	2,060,234
Alliant Energy Corp.	33,275	2,174,188
Ameren Corp.	107,490	4,828,451
American Electric Power Co., Inc.	172,301	10,505,192
American Water Works Co., Inc.	40,600	2,635,346
Atmos Energy Corp.	32,560	2,253,803
Calpine Corp. *	179,550	2,748,910
CenterPoint Energy, Inc.	196,570	3,512,706
CMS Energy Corp.	89,405	3,476,066
Consolidated Edison, Inc.	115,602	8,021,623
Dominion Resources, Inc.	146,380	10,564,245
DTE Energy Co.	63,130	5,366,681
Duke Energy Corp.	180,177	13,567,328

6

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Edison International	105,376	6,512,237
Entergy Corp.	109,770	7,747,567
Eversource Energy	67,115	3,610,787
Exelon Corp.	480,973	14,222,372
FirstEnergy Corp.	249,865	8,260,537
Great Plains Energy, Inc.	57,870	1,613,416
MDU Resources Group, Inc.	92,358	1,559,003
National Fuel Gas Co.	23,245	1,053,696
NextEra Energy, Inc.	101,459	11,333,985
NiSource, Inc.	116,635	2,450,501
NRG Energy, Inc.	248,582	2,644,912
OGE Energy Corp.	66,684	1,749,121
Pepco Holdings, Inc.	104,165	2,779,122
PG&E Corp.	162,111	8,901,515
Pinnacle West Capital Corp.	42,185	2,797,287
PPL Corp.	214,175	7,508,975
Public Service Enterprise Group, Inc.	200,122	8,265,039
SCANA Corp.	51,259	3,226,754
Sempra Energy	59,315	5,620,096
TECO Energy, Inc.	87,725	2,379,102
The Southern Co.	309,306	15,131,250
UGI Corp.	54,280	1,845,520
Vectren Corp.	28,600	1,196,624
WEC Energy Group, Inc.	77,186	4,262,983
Westar Energy, Inc.	42,270	1,841,281
Xcel Energy, Inc.	171,185	6,542,691
		211,702,026
Total Common Stock
(Cost $3,840,722,743)		4,419,537,896

Other Investment Companies 1.2% of net assets
Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (c)	12,096,018	12,096,018
Security	Number of Shares	Value ($)
Securities Lending Collateral 0.9%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (c)	42,319,694	42,319,694
Total Other Investment Companies
(Cost $54,415,712)		54,415,712

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $3,910,051,183 and the unrealized appreciation and depreciation were $905,811,845 and ($341,909,420), respectively, with a net unrealized appreciation of $563,902,425.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $42,445,630.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
S&P 500 Index, e-mini, Long, expires 03/18/16	180	17,370,900	270,428

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$4,419,537,896	$—	$—	$4,419,537,896
Other Investment Companies[1]	54,415,712	—	—	54,415,712
Total	$4,473,953,608	$—	$—	$4,473,953,608
Other Financial Instruments
Futures Contracts[2]	$270,428	$—	$—	$270,428
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    7

Schwab Capital Trust
Schwab Fundamental US Small Company Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Common Stock	1,204,731,073	1,253,258,456
0.0%	Rights	266,856	226,409
4.6%	Other Investment Companies	57,953,228	57,953,228
102.6%	Total Investments	1,262,951,157	1,311,438,093
(2.6%)	Other Assets and Liabilities, Net		(32,751,362)
100.0%	Net Assets		1,278,686,731

Security	Number of Shares	Value ($)
Common Stock 98.0% of net assets
Automobiles & Components 1.1%
American Axle & Manufacturing Holdings, Inc. *	29,900	383,318
Cooper Tire & Rubber Co.	71,700	2,614,182
Cooper-Standard Holding, Inc. *	13,600	941,936
Dorman Products, Inc. *	11,100	480,630
Drew Industries, Inc.	17,995	1,032,913
Gentex Corp.	148,200	2,028,858
Modine Manufacturing Co. *	95,100	610,542
Standard Motor Products, Inc.	20,200	753,662
Tenneco, Inc. *	45,800	1,750,018
Thor Industries, Inc.	53,100	2,784,033
Tower International, Inc.	24,600	566,292
		13,946,384
Banks 4.9%
Associated Banc-Corp.	94,000	1,649,700
Astoria Financial Corp.	68,600	1,037,918
BancorpSouth, Inc.	47,400	989,712
Bank of Hawaii Corp.	34,000	2,037,620
Bank of the Ozarks, Inc.	9,600	425,664
BankUnited, Inc.	49,800	1,678,260
BOK Financial Corp. (a)	18,200	910,182
Capitol Federal Financial, Inc.	130,386	1,599,836
Cathay General Bancorp	26,200	733,600
Commerce Bancshares, Inc.	56,268	2,314,303
Community Bank System, Inc.	20,000	752,800
Cullen/Frost Bankers, Inc.	29,700	1,421,442
CVB Financial Corp.	56,080	858,585
East West Bancorp, Inc.	50,500	1,637,210
EverBank Financial Corp.	53,000	745,710
F.N.B. Corp.	103,900	1,251,995
First Citizens BancShares, Inc., Class A	5,200	1,279,512
First Financial Bancorp	62,000	992,000
Security	Number of Shares	Value ($)
First Financial Bankshares, Inc. (a)	22,100	577,252
First Horizon National Corp.	173,800	2,212,474
First Niagara Financial Group, Inc.	275,600	2,698,124
First Republic Bank	37,300	2,536,400
FirstMerit Corp.	90,301	1,750,033
Fulton Financial Corp.	130,400	1,675,640
Glacier Bancorp, Inc.	35,380	834,614
Great Western Bancorp, Inc.	22,500	587,700
Hancock Holding Co.	50,600	1,212,376
IBERIABANK Corp.	12,400	593,340
International Bancshares Corp.	41,800	969,342
MB Financial, Inc.	29,345	913,216
NBT Bancorp, Inc.	29,055	752,525
Northwest Bancshares, Inc.	112,392	1,412,767
Ocwen Financial Corp. *	94,400	510,704
Old National Bancorp	61,725	760,452
PacWest Bancorp	9,600	352,416
PrivateBancorp, Inc.	15,000	564,450
Prosperity Bancshares, Inc.	24,900	1,055,760
Signature Bank *	7,400	1,031,116
SVB Financial Group *	10,400	1,053,728
Synovus Financial Corp.	57,600	1,758,528
TCF Financial Corp.	122,300	1,468,823
Trustmark Corp.	61,000	1,320,040
UMB Financial Corp.	19,801	928,667
Umpqua Holdings Corp.	48,500	702,280
United Bankshares, Inc.	29,195	980,368
Valley National Bancorp	210,600	1,853,280
Walter Investment Management Corp. *(a)	63,700	629,993
Washington Federal, Inc.	74,900	1,599,115
Webster Financial Corp.	35,800	1,187,486
Westamerica Bancorp (a)	20,770	907,026
Wintrust Financial Corp.	19,640	826,648
Zions Bancorp	110,800	2,512,944
		63,045,676
Capital Goods 11.9%
A.O. Smith Corp.	27,500	1,920,875
AAR Corp.	66,180	1,390,442
Actuant Corp., Class A	73,100	1,701,768
Acuity Brands, Inc.	12,400	2,510,132
Aegion Corp. *	51,915	936,027
Air Lease Corp.	27,100	698,096
Aircastle Ltd.	59,400	1,019,898
Alamo Group, Inc.	9,500	503,785
Albany International Corp., Class A	23,100	783,552
Allegion plc	38,700	2,343,672
Allison Transmission Holdings, Inc.	88,600	2,107,794
Apogee Enterprises, Inc.	16,695	664,127
Applied Industrial Technologies, Inc.	69,420	2,668,505
Astec Industries, Inc.	23,250	867,225
AZZ, Inc.	14,400	741,312
B/E Aerospace, Inc.	46,300	1,872,835
Barnes Group, Inc.	38,965	1,266,752

    1

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Beacon Roofing Supply, Inc. *	52,280	2,117,340
Briggs & Stratton Corp.	95,600	1,879,496
BWX Technologies, Inc.	103,800	3,107,772
Chart Industries, Inc. *	37,110	601,553
CIRCOR International, Inc.	17,690	627,818
CLARCOR, Inc.	34,725	1,627,214
Colfax Corp. *	31,100	688,554
Comfort Systems USA, Inc.	42,200	1,195,948
Crane Co.	40,500	1,934,280
Cubic Corp.	26,090	1,042,556
Curtiss-Wright Corp.	31,600	2,180,400
DigitalGlobe, Inc. *	34,000	445,400
Donaldson Co., Inc.	96,500	2,719,370
Dycom Industries, Inc. *	19,470	1,290,082
Encore Wire Corp.	38,040	1,415,468
EnerSys	42,600	2,063,118
EnPro Industries, Inc.	14,870	661,269
ESCO Technologies, Inc.	21,300	733,359
Esterline Technologies Corp. *	21,300	1,676,523
Franklin Electric Co., Inc.	34,160	931,885
GATX Corp.	54,500	2,233,410
Generac Holdings, Inc. *	69,000	1,960,980
General Cable Corp.	216,600	2,538,552
Graco, Inc.	24,140	1,754,495
Granite Construction, Inc.	55,900	2,159,417
Griffon Corp.	46,800	710,424
H&E Equipment Services, Inc.	46,920	546,618
Harsco Corp.	232,800	1,499,232
HD Supply Holdings, Inc. *	29,900	785,473
HEICO Corp.	18,012	1,003,268
Hexcel Corp.	41,085	1,700,097
Hillenbrand, Inc.	51,200	1,386,496
Huntington Ingalls Industries, Inc.	24,800	3,171,424
Hyster-Yale Materials Handling, Inc.	13,400	695,996
IDEX Corp.	39,400	2,856,894
ITT Corp.	41,100	1,333,695
Kaman Corp.	30,980	1,234,243
KLX, Inc. *	41,800	1,221,814
L.B. Foster Co., Class A	28,600	329,758
Lennox International, Inc.	25,700	3,079,374
Lindsay Corp. (a)	9,200	647,128
Masco Corp.	122,300	3,227,497
Masonite International Corp. *	19,100	1,060,241
MasTec, Inc. *	104,210	1,609,002
Moog, Inc., Class A *	34,000	1,575,220
MRC Global, Inc. *	246,300	2,475,315
MSC Industrial Direct Co., Inc., Class A	44,300	2,871,083
Mueller Industries, Inc.	92,000	2,341,400
MYR Group, Inc. *	28,000	560,280
Navistar International Corp. *	40,300	292,981
Nordson Corp.	30,350	1,834,051
Orbital ATK, Inc.	33,200	2,995,636
Primoris Services Corp.	28,600	583,154
Quanex Building Products Corp.	42,950	795,005
Raven Industries, Inc.	45,830	687,908
RBC Bearings, Inc. *	10,000	593,300
Regal Beloit Corp.	46,600	2,619,386
Rexnord Corp. *	59,500	974,015
Rush Enterprises, Inc., Class A *	47,660	910,306
Simpson Manufacturing Co., Inc.	31,285	1,020,830
Security	Number of Shares	Value ($)
Spirit AeroSystems Holdings, Inc., Class A *	59,700	2,531,280
Standex International Corp.	8,900	642,758
TAL International Group, Inc. *	59,390	669,919
Teledyne Technologies, Inc. *	22,100	1,795,625
Tennant Co.	14,880	805,157
Terex Corp.	140,800	3,153,920
The Greenbrier Cos., Inc. (a)	19,920	515,131
The Manitowoc Co., Inc.	98,500	1,550,390
The Middleby Corp. *	11,824	1,068,417
The Toro Co.	39,120	2,915,222
Titan International, Inc.	121,575	364,725
Titan Machinery, Inc. *	37,900	321,771
TriMas Corp. *	41,000	708,890
Triumph Group, Inc.	62,000	1,581,000
Tutor Perini Corp. *	104,600	1,381,766
Universal Forest Products, Inc.	35,870	2,471,084
Valmont Industries, Inc.	26,850	2,861,942
Veritiv Corp. *	37,000	1,141,450
WABCO Holdings, Inc. *	27,300	2,447,445
Wabtec Corp.	30,020	1,919,779
Watsco, Inc.	20,345	2,364,293
Watts Water Technologies, Inc., Class A	29,055	1,431,540
Woodward, Inc.	48,000	2,217,120
		151,672,224
Commercial & Professional Supplies 4.9%
ABM Industries, Inc.	103,600	3,111,108
ACCO Brands Corp. *	136,000	825,520
Brady Corp., Class A	78,900	1,770,516
CEB, Inc.	10,970	647,011
Civeo Corp. *	792,600	856,008
Clean Harbors, Inc. *	41,430	1,835,763
Copart, Inc. *	93,600	3,136,536
Covanta Holding Corp.	117,100	1,655,794
Deluxe Corp.	39,600	2,213,640
Essendant, Inc.	91,700	2,738,162
FTI Consulting, Inc. *	71,700	2,429,913
G&K Services, Inc., Class A	17,990	1,158,196
Healthcare Services Group, Inc.	42,255	1,494,559
Herman Miller, Inc.	46,910	1,201,834
HNI Corp.	40,100	1,364,202
Huron Consulting Group, Inc. *	12,600	706,986
ICF International, Inc. *	26,200	896,302
IHS, Inc., Class A *	13,710	1,434,340
Insperity, Inc.	19,760	887,817
Interface, Inc.	40,985	692,237
KAR Auction Services, Inc.	65,000	2,172,300
Kelly Services, Inc., Class A	160,000	2,652,800
Kforce, Inc.	38,000	847,400
Knoll, Inc.	38,200	700,970
Korn/Ferry International	27,230	838,956
Matthews International Corp., Class A	25,215	1,258,481
McGrath RentCorp	29,125	710,941
Mobile Mini, Inc.	18,800	487,296
MSA Safety, Inc.	24,725	1,058,230
Navigant Consulting, Inc. *	66,625	1,052,009
On Assignment, Inc. *	19,000	734,350
Quad Graphics, Inc.	143,700	1,448,496

2

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Resources Connection, Inc.	62,960	951,326
Rollins, Inc.	37,033	1,020,259
Steelcase, Inc., Class A	107,000	1,365,320
Stericycle, Inc. *	22,000	2,647,700
Team, Inc. *	17,700	424,800
Tetra Tech, Inc.	70,195	1,859,466
The Brink's Co.	81,900	2,407,860
TrueBlue, Inc. *	45,930	1,049,041
UniFirst Corp.	12,105	1,274,656
Viad Corp.	34,665	1,021,578
Waste Connections, Inc.	51,100	3,064,467
West Corp.	45,400	822,194
		62,927,340
Consumer Durables & Apparel 3.2%
Arctic Cat, Inc.	28,000	344,680
Brunswick Corp.	25,900	1,032,115
Carter's, Inc.	31,000	3,013,820
Columbia Sportswear Co.	18,260	1,007,587
Crocs, Inc. *	98,360	905,895
D.R. Horton, Inc.	119,300	3,281,943
Deckers Outdoor Corp. *	38,650	1,911,629
G-III Apparel Group Ltd. *	19,700	972,392
Hanesbrands, Inc.	103,900	3,176,223
Harman International Industries, Inc.	30,500	2,268,895
Helen of Troy Ltd. *	15,230	1,361,105
Iconix Brand Group, Inc. *(a)	95,600	634,784
La-Z-Boy, Inc.	52,620	1,128,173
Lennar Corp., Class A	44,600	1,879,890
lululemon athletica, Inc. *	28,700	1,781,409
M.D.C. Holdings, Inc.	39,900	868,224
Meritage Homes Corp. *	18,800	620,588
Michael Kors Holdings Ltd. *	61,600	2,457,840
Oxford Industries, Inc.	10,100	705,586
PulteGroup, Inc.	140,800	2,359,808
Skechers U.S.A., Inc., Class A *	42,635	1,201,881
Smith & Wesson Holding Corp. *	33,100	713,636
Steven Madden Ltd. *	37,622	1,214,814
Sturm, Ruger & Co., Inc.	16,500	971,025
Tempur Sealy International, Inc. *	36,015	2,173,145
Toll Brothers, Inc. *	34,100	941,842
Under Armour, Inc., Class A *	19,460	1,662,468
Wolverine World Wide, Inc.	59,280	1,002,425
		41,593,822
Consumer Services 4.5%
Ascent Capital Group, Inc., Class A *	18,000	205,020
Bloomin' Brands, Inc.	58,000	1,024,280
Bob Evans Farms, Inc.	54,855	2,245,764
Boyd Gaming Corp. *	50,300	895,843
Buffalo Wild Wings, Inc. *	6,400	974,720
Caesars Entertainment Corp. *(a)	82,400	571,032
Capella Education Co.	20,000	878,200
Career Education Corp. *	439,200	1,264,896
Choice Hotels International, Inc.	26,340	1,151,585
Churchill Downs, Inc.	5,700	787,398
Cracker Barrel Old Country Store, Inc. (a)	11,720	1,538,016
DineEquity, Inc.	11,730	996,112
Security	Number of Shares	Value ($)
Domino's Pizza, Inc.	16,900	1,925,417
Dunkin' Brands Group, Inc.	37,200	1,464,192
Grand Canyon Education, Inc. *	12,300	463,095
Hilton Worldwide Holdings, Inc.	104,800	1,866,488
Houghton Mifflin Harcourt Co. *	48,200	859,888
Hyatt Hotels Corp., Class A *	20,300	785,204
International Speedway Corp., Class A	26,050	889,347
Jack in the Box, Inc.	27,800	2,158,392
K12, Inc. *	42,600	391,494
La Quinta Holdings, Inc. *	28,300	320,922
Marriott Vacations Worldwide Corp.	15,600	770,484
Norwegian Cruise Line Holdings Ltd. *	24,900	1,129,713
Panera Bread Co., Class A *	16,975	3,293,150
Papa John's International, Inc.	13,520	645,580
Penn National Gaming, Inc. *	107,200	1,514,736
Pinnacle Entertainment, Inc. *	24,775	756,629
Red Robin Gourmet Burgers, Inc. *	13,780	850,777
Regis Corp. *	125,300	1,871,982
Ruby Tuesday, Inc. *	187,550	1,022,147
SeaWorld Entertainment, Inc.	124,600	2,374,876
Service Corp. International	130,600	3,159,214
Six Flags Entertainment Corp.	31,500	1,583,505
Sotheby's	32,420	761,546
Strayer Education, Inc. *	35,600	1,900,684
Texas Roadhouse, Inc.	47,110	1,735,061
The Cheesecake Factory, Inc.	51,935	2,508,460
The Wendy's Co.	272,000	2,782,560
Vail Resorts, Inc.	14,460	1,807,500
Weight Watchers International, Inc. *(a)	288,392	3,659,694
		57,785,603
Diversified Financials 3.5%
Affiliated Managers Group, Inc. *	12,400	1,663,956
BGC Partners, Inc., Class A	99,500	910,425
Cash America International, Inc.	44,605	1,335,474
CBOE Holdings, Inc.	33,100	2,205,122
Credit Acceptance Corp. *	3,100	554,776
E*TRADE Financial Corp. *	104,200	2,454,952
Eaton Vance Corp.	81,400	2,332,924
Evercore Partners, Inc., Class A	10,000	451,700
EZCORP, Inc., Class A *	176,800	537,472
FactSet Research Systems, Inc.	12,665	1,908,615
Federated Investors, Inc., Class B	92,000	2,326,680
First Cash Financial Services, Inc. *	22,990	816,145
Greenhill & Co., Inc.	41,035	975,812
Intercontinental Exchange, Inc.	11,100	2,928,180
Janus Capital Group, Inc.	66,400	835,976
Lazard Ltd., Class A	36,700	1,320,833
LPL Financial Holdings, Inc. (a)	63,700	1,937,754
MarketAxess Holdings, Inc.	4,900	569,527
Morningstar, Inc.	10,300	828,223
MSCI, Inc.	27,500	1,893,100
Nelnet, Inc., Class A	26,140	848,766
OneMain Holdings, Inc. *	15,500	409,665
PRA Group, Inc. *	18,300	544,425
Raymond James Financial, Inc.	48,900	2,142,309
Santander Consumer USA Holdings, Inc. *	104,100	1,087,845

    3

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
SEI Investments Co.	62,900	2,468,196
Stifel Financial Corp. *	19,060	637,748
Synchrony Financial *	68,000	1,932,560
TD Ameritrade Holding Corp.	95,600	2,636,648
Waddell & Reed Financial, Inc., Class A	67,400	1,849,456
World Acceptance Corp. *(a)	31,960	924,922
		44,270,186
Energy 4.3%
Alon USA Energy, Inc.	67,500	849,150
Archrock, Inc.	130,600	783,600
Atwood Oceanics, Inc. (a)	94,900	581,737
Basic Energy Services, Inc. *(a)	169,585	390,046
Bill Barrett Corp. *(a)	247,000	913,900
Bristow Group, Inc.	53,000	1,232,780
Cabot Oil & Gas Corp.	118,900	2,467,175
CARBO Ceramics, Inc. (a)	48,380	800,689
Cloud Peak Energy, Inc. *	462,500	693,750
Concho Resources, Inc. *	28,100	2,673,153
Contango Oil & Gas Co. *	51,100	327,551
Continental Resources, Inc. *	25,200	531,972
CVR Energy, Inc.	28,600	1,001,572
Dril-Quip, Inc. *	21,185	1,242,289
Energy XXI Ltd. (a)	909,200	788,367
Forum Energy Technologies, Inc. *	57,700	646,817
Frontline Ltd. (a)	531,900	1,159,542
Golar LNG Ltd.	37,800	703,836
Green Plains, Inc.	60,500	1,146,475
Gulfmark Offshore, Inc., Class A *(a)	93,905	355,900
Helix Energy Solutions Group, Inc. *	184,000	741,520
Hornbeck Offshore Services, Inc. *	51,280	416,906
Key Energy Services, Inc. *(a)	1,713,300	549,455
Matrix Service Co. *	39,100	741,336
McDermott International, Inc. *	692,000	1,909,920
Newpark Resources, Inc. *	144,940	705,858
Nordic American Tankers Ltd. (a)	55,385	703,943
North Atlantic Drilling Ltd. *(a)	128,470	232,531
Oasis Petroleum, Inc. *	61,900	331,165
Oil States International, Inc. *	78,800	2,224,524
Parker Drilling Co. *	361,010	494,584
PBF Energy, Inc., Class A	77,400	2,708,226
PDC Energy, Inc. *	13,555	770,873
Pioneer Energy Services Corp. *	248,300	340,171
Range Resources Corp. (a)	73,800	2,181,528
Renewable Energy Group, Inc. *	75,200	521,136
Rowan Cos. plc, Class A	160,300	2,027,795
RPC, Inc.	76,700	956,449
SEACOR Holdings, Inc. *	49,600	2,282,096
SemGroup Corp., Class A	24,600	544,644
Seventy Seven Energy, Inc. *(a)	604,400	259,046
Ship Finance International Ltd. (a)	64,100	858,299
SM Energy Co.	79,300	1,108,614
Stone Energy Corp. *	203,100	625,548
Targa Resources Corp.	39,900	896,553
Teekay Corp.	53,300	365,105
Tesco Corp.	60,700	412,760
TETRA Technologies, Inc. *	153,860	952,393
Tidewater, Inc. (a)	182,700	970,137
Unit Corp. *	125,500	1,308,965
US Silica Holdings, Inc. (a)	21,900	408,435
Security	Number of Shares	Value ($)
W&T Offshore, Inc. *(a)	245,300	478,335
Western Refining, Inc.	81,800	2,691,220
WPX Energy, Inc. *	470,500	2,550,110
		54,560,481
Food & Staples Retailing 0.8%
Ingles Markets, Inc., Class A	26,600	1,020,376
PriceSmart, Inc.	13,740	1,051,934
Rite Aid Corp. *	309,000	2,407,110
SpartanNash, Co.	69,300	1,422,036
Sprouts Farmers Market, Inc. *	25,600	583,680
SUPERVALU, Inc. *	323,800	1,473,290
The Andersons, Inc.	58,237	1,706,927
The Fresh Market, Inc. *	38,700	741,492
		10,406,845
Food, Beverage & Tobacco 2.8%
B&G Foods, Inc.	33,800	1,230,996
Cal-Maine Foods, Inc. (a)	22,200	1,120,434
Darling Ingredients, Inc. *	139,820	1,256,982
Dean Foods Co. (a)	87,900	1,756,242
Flowers Foods, Inc.	129,950	2,669,173
Fresh Del Monte Produce, Inc.	69,800	2,848,538
J&J Snack Foods Corp.	9,535	1,029,589
Keurig Green Mountain, Inc.	43,280	3,862,740
Lancaster Colony Corp.	16,965	1,725,001
Pilgrim's Pride Corp. (a)	48,000	1,064,640
Pinnacle Foods, Inc.	39,300	1,685,577
Post Holdings, Inc. *	19,600	1,146,600
Sanderson Farms, Inc. (a)	31,800	2,582,796
Seaboard Corp. *	422	1,214,094
Snyder's-Lance, Inc. (a)	40,260	1,271,008
The Boston Beer Co., Inc., Class A *	2,400	430,200
The Hain Celestial Group, Inc. *	24,840	903,679
The WhiteWave Foods Co. *	41,300	1,559,075
TreeHouse Foods, Inc. *	25,085	1,990,746
Universal Corp.	63,100	3,453,463
Vector Group Ltd.	52,489	1,224,044
		36,025,617
Health Care Equipment & Services 4.6%
Air Methods Corp. *	22,900	891,726
Alere, Inc. *	36,500	1,357,800
Align Technology, Inc. *	12,200	806,908
Allscripts Healthcare Solutions, Inc. *	212,900	2,933,762
Amedisys, Inc. *	32,170	1,150,077
Amsurg Corp. *	18,225	1,333,888
Analogic Corp.	9,865	730,701
Brookdale Senior Living, Inc. *	65,000	1,058,200
Chemed Corp.	17,495	2,454,898
CONMED Corp.	18,895	697,981
Edwards Lifesciences Corp. *	39,100	3,058,011
Envision Healthcare Holdings, Inc. *	56,500	1,248,650
Greatbatch, Inc. *	12,600	486,486
Haemonetics Corp. *	29,600	936,544
Halyard Health, Inc. *	55,900	1,386,320
Hanger, Inc. *	50,400	679,896
HealthSouth Corp.	45,100	1,614,129
Hill-Rom Holdings, Inc.	44,800	2,189,824

4

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
IDEXX Laboratories, Inc. *	43,800	3,072,132
IMS Health Holdings, Inc. *	24,300	561,816
Integra LifeSciences Holdings Corp. *	10,320	634,164
Invacare Corp.	76,365	1,176,785
Kindred Healthcare, Inc.	148,722	1,436,654
LivaNova plc *	24,000	1,343,520
Masimo Corp. *	29,900	1,098,825
MEDNAX, Inc. *	39,000	2,708,940
Meridian Bioscience, Inc.	25,100	483,175
Molina Healthcare, Inc. *	27,957	1,535,119
Orthofix International N.V. *	20,100	793,347
PharMerica Corp. *	51,140	1,518,347
Quality Systems, Inc.	56,500	740,715
Select Medical Holdings Corp.	142,200	1,355,166
Sirona Dental Systems, Inc. *	16,890	1,795,238
STERIS plc	47,600	3,295,824
Team Health Holdings, Inc. *	14,900	608,963
Teleflex, Inc.	19,400	2,632,386
The Cooper Cos., Inc.	15,600	2,045,940
Triple-S Management Corp., Class B *	63,000	1,404,270
VCA, Inc. *	38,100	1,953,387
West Pharmaceutical Services, Inc.	28,880	1,652,514
		58,863,028
Household & Personal Products 0.4%
Elizabeth Arden, Inc. *(a)	72,570	580,560
Nu Skin Enterprises, Inc., Class A (a)	74,920	2,371,218
Spectrum Brands Holdings, Inc.	10,200	969,408
WD-40 Co.	8,715	900,260
		4,821,446
Insurance 4.1%
Allied World Assurance Co. Holdings AG	79,900	2,923,541
Ambac Financial Group, Inc. *	87,100	1,222,884
American Equity Investment Life Holding Co.	62,315	1,133,510
AmTrust Financial Services, Inc.	7,500	428,925
Argo Group International Holdings Ltd.	27,564	1,566,462
Aspen Insurance Holdings Ltd.	69,600	3,237,096
Assured Guaranty Ltd.	114,000	2,710,920
Brown & Brown, Inc.	64,400	1,948,100
CNA Financial Corp.	14,000	465,220
CNO Financial Group, Inc.	189,000	3,288,600
Employers Holdings, Inc.	41,700	1,038,747
Endurance Specialty Holdings Ltd.	60,496	3,746,517
Horace Mann Educators Corp.	25,290	776,909
Infinity Property & Casualty Corp.	15,265	1,211,888
Kemper Corp.	74,700	2,581,632
Maiden Holdings Ltd.	31,500	403,200
Markel Corp. *	3,282	2,758,390
MBIA, Inc. *	197,000	1,312,020
Mercury General Corp.	34,500	1,601,835
Primerica, Inc.	71,500	3,218,215
ProAssurance Corp.	43,900	2,200,268
RLI Corp.	35,500	2,105,150
Security	Number of Shares	Value ($)
Safety Insurance Group, Inc.	18,005	1,015,842
Selective Insurance Group, Inc.	35,300	1,105,243
StanCorp Financial Group, Inc.	30,500	3,497,130
Stewart Information Services Corp.	29,000	1,028,340
Symetra Financial Corp.	35,600	1,139,912
The Hanover Insurance Group, Inc.	37,300	3,039,577
		52,706,073
Materials 5.4%
A. Schulman, Inc.	43,133	1,092,128
Axalta Coating Systems Ltd. *	22,000	523,820
Axiall Corp.	95,224	1,707,366
Berry Plastics Group, Inc. *	48,800	1,517,680
Boise Cascade Co. *	41,200	851,192
Cabot Corp.	83,000	3,348,220
Calgon Carbon Corp.	43,100	697,789
Carpenter Technology Corp.	53,500	1,485,160
Century Aluminum Co. *	96,500	455,480
Chemtura Corp. *	78,100	2,049,344
Clearwater Paper Corp. *	29,960	1,173,234
Coeur Mining, Inc. *(a)	308,000	680,680
Compass Minerals International, Inc.	23,330	1,746,250
Crown Holdings, Inc. *	69,400	3,184,072
Eagle Materials, Inc.	13,270	710,476
Ferro Corp. *	59,930	556,750
Ferroglobe plc	46,200	392,700
Greif, Inc., Class A	67,700	1,789,311
H.B. Fuller Co.	45,380	1,689,044
Hecla Mining Co.	327,300	608,778
Innophos Holdings, Inc.	31,550	842,700
Innospec, Inc.	18,980	946,153
Intrepid Potash, Inc. *	111,600	243,288
Kaiser Aluminum Corp.	21,780	1,693,177
KapStone Paper & Packaging Corp.	46,000	679,880
Koppers Holdings, Inc. *	50,760	859,367
Kraton Performance Polymers, Inc. *	56,100	823,548
Louisiana-Pacific Corp. *	67,600	1,062,672
LSB Industries, Inc. *	42,100	235,760
Martin Marietta Materials, Inc.	19,700	2,473,926
Materion Corp.	33,860	829,231
Minerals Technologies, Inc.	27,220	1,115,748
Myers Industries, Inc.	39,005	444,267
Neenah Paper, Inc.	8,600	519,784
NewMarket Corp.	5,895	2,235,797
Olin Corp.	109,600	1,856,624
P.H. Glatfelter Co.	79,445	1,172,608
PolyOne Corp.	58,500	1,583,010
Quaker Chemical Corp.	9,600	720,096
Royal Gold, Inc.	12,200	363,438
Schnitzer Steel Industries, Inc., Class A	165,710	2,228,799
Schweitzer-Mauduit International, Inc.	30,472	1,279,824
Sealed Air Corp.	77,900	3,157,287
Sensient Technologies Corp.	35,800	2,136,186
Silgan Holdings, Inc.	47,400	2,506,038
Stepan Co.	31,130	1,399,605
Stillwater Mining Co. *	66,570	436,033
SunCoke Energy, Inc.	155,900	589,302
The Scotts Miracle-Gro Co., Class A	36,600	2,513,688

    5

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Tronox Ltd., Class A	157,400	561,918
W.R. Grace & Co. *	16,900	1,374,646
Westlake Chemical Corp.	26,500	1,205,220
Worthington Industries, Inc.	74,900	2,291,191
		68,640,285
Media 1.9%
AMC Networks, Inc., Class A *	15,900	1,157,361
Cinemark Holdings, Inc.	88,000	2,595,120
DreamWorks Animation SKG, Inc., Class A *	59,000	1,512,760
John Wiley & Sons, Inc., Class A	37,100	1,550,780
Liberty Broadband Corp., Class A *	4,500	214,200
Liberty Broadband Corp., Class C *	7,700	361,900
Lions Gate Entertainment Corp.	23,100	604,065
Live Nation Entertainment, Inc. *	80,000	1,816,000
Loral Space & Communications, Inc. *	25,100	867,205
Meredith Corp.	32,900	1,391,999
MSG Networks, Inc., Class A *	26,900	470,481
National CineMedia, Inc.	73,100	1,143,284
Regal Entertainment Group, Class A (a)	97,300	1,678,425
Scholastic Corp.	49,600	1,702,768
Sinclair Broadcast Group, Inc., Class A	34,819	1,149,027
Sirius XM Holdings, Inc. *	764,500	2,828,650
Starz, Class A *	23,000	653,890
The New York Times Co., Class A	104,600	1,382,812
Tribune Media Co., Class A	24,800	817,160
		23,897,887
Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alexion Pharmaceuticals, Inc. *	10,200	1,488,486
Bio-Rad Laboratories, Inc., Class A *	14,600	1,863,106
Bio-Techne Corp.	14,865	1,229,187
Bruker Corp. *	47,500	1,060,675
Charles River Laboratories International, Inc. *	35,400	2,627,742
Endo International plc *	28,800	1,597,536
Illumina, Inc. *	10,160	1,604,772
Impax Laboratories, Inc. *	26,600	996,702
Jazz Pharmaceuticals plc *	4,100	527,834
Mallinckrodt plc *	26,721	1,552,223
Myriad Genetics, Inc. *	39,600	1,543,212
PAREXEL International Corp. *	17,720	1,133,371
PDL BioPharma, Inc.	311,150	977,011
PerkinElmer, Inc.	56,200	2,715,584
Prestige Brands Holdings, Inc. *	9,600	448,128
QIAGEN N.V. *	78,500	1,782,735
Quintiles Transnational Holdings, Inc. *	32,900	2,001,307
Regeneron Pharmaceuticals, Inc. *	1,500	630,135
United Therapeutics Corp. *	8,900	1,096,302
		26,876,048
Real Estate 10.4%
Alexandria Real Estate Equities, Inc.	25,300	2,003,254
Altisource Portfolio Solutions S.A. *	17,200	497,080
Security	Number of Shares	Value ($)
American Campus Communities, Inc.	43,160	1,821,352
Anworth Mortgage Asset Corp.	208,455	888,018
Apartment Investment & Management Co., Class A	60,400	2,364,660
Brandywine Realty Trust	125,100	1,605,033
Brixmor Property Group, Inc.	43,700	1,163,294
Camden Property Trust	36,500	2,784,950
Capstead Mortgage Corp.	115,850	1,082,039
CBL & Associates Properties, Inc.	137,100	1,473,825
CBRE Group, Inc., Class A *	86,900	2,430,593
Chimera Investment Corp.	144,800	1,794,072
Columbia Property Trust, Inc.	108,700	2,420,749
Corporate Office Properties Trust	70,300	1,567,690
CubeSmart	21,600	675,864
DCT Industrial Trust, Inc.	33,250	1,190,017
DDR Corp.	98,000	1,676,780
DiamondRock Hospitality Co.	107,100	888,930
Douglas Emmett, Inc.	56,800	1,680,144
Duke Realty Corp.	150,500	3,029,565
DuPont Fabros Technology, Inc.	16,700	553,939
EastGroup Properties, Inc.	15,950	851,571
EPR Properties	28,300	1,696,585
Equinix, Inc.	11,786	3,660,378
Equity Commonwealth *	105,400	2,834,206
Equity LifeStyle Properties, Inc.	21,540	1,419,917
Equity One, Inc.	27,600	765,072
Essex Property Trust, Inc.	10,109	2,154,329
Extra Space Storage, Inc.	17,765	1,611,108
Federal Realty Investment Trust	20,300	3,061,849
Forest City Realty Trust, Inc., Class A *	23,500	462,950
Franklin Street Properties Corp.	60,100	586,576
Government Properties Income Trust	47,400	650,802
Gramercy Property Trust	69,500	508,045
Hatteras Financial Corp.	100,100	1,227,226
Healthcare Realty Trust, Inc.	53,300	1,547,832
Healthcare Trust of America, Inc., Class A	42,300	1,186,092
Hersha Hospitality Trust	25,625	450,231
Highwoods Properties, Inc.	49,100	2,076,439
HomeBanc Corp. *(b)(c)	6,875	—
Invesco Mortgage Capital, Inc.	114,200	1,292,744
Investors Real Estate Trust	92,300	601,796
Jones Lang LaSalle, Inc.	21,200	2,983,264
Kilroy Realty Corp.	22,100	1,234,727
Lamar Advertising Co., Class A	29,700	1,666,467
LaSalle Hotel Properties	43,440	962,630
Lexington Realty Trust	153,800	1,127,354
Liberty Property Trust	97,300	2,852,836
Mack-Cali Realty Corp.	136,100	2,829,519
Medical Properties Trust, Inc.	66,500	731,500
MFA Financial, Inc.	318,200	2,020,570
Mid-America Apartment Communities, Inc.	22,021	2,066,010
National Retail Properties, Inc.	41,000	1,760,540
New Residential Investment Corp.	82,500	939,675
NorthStar Realty Finance Corp.	46,233	548,786
Omega Healthcare Investors, Inc.	42,290	1,341,016
Outfront Media, Inc.	81,100	1,763,925

6

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Pennsylvania Real Estate Investment Trust	40,900	800,822
PennyMac Mortgage Investment Trust	69,100	936,305
Piedmont Office Realty Trust, Inc., Class A	161,900	2,996,769
Post Properties, Inc.	17,020	975,076
Potlatch Corp.	35,400	1,020,936
PS Business Parks, Inc.	10,250	887,445
Rayonier, Inc.	145,400	3,066,486
Realogy Holdings Corp. *	52,200	1,712,160
Realty Income Corp.	48,300	2,694,657
Redwood Trust, Inc.	84,400	908,988
Regency Centers Corp.	36,100	2,613,279
Retail Properties of America, Inc., Class A	146,000	2,264,460
RLJ Lodging Trust	53,200	973,028
Ryman Hospitality Properties, Inc.	23,800	1,117,410
Sabra Health Care REIT, Inc.	41,100	754,596
Senior Housing Properties Trust	147,200	2,131,456
SL Green Realty Corp.	22,200	2,144,742
Sovran Self Storage, Inc.	9,970	1,123,420
Spirit Realty Capital, Inc.	58,000	607,840
Starwood Property Trust, Inc.	67,600	1,287,104
Sun Communities, Inc.	12,655	842,696
Sunstone Hotel Investors, Inc.	56,943	676,483
Tanger Factory Outlet Centers, Inc.	38,480	1,230,975
Taubman Centers, Inc.	23,700	1,683,648
The Geo Group, Inc.	52,836	1,562,889
Two Harbors Investment Corp.	133,900	1,017,640
UDR, Inc.	87,300	3,107,007
Washington Real Estate Investment Trust	51,100	1,289,253
Weingarten Realty Investors	63,700	2,222,493
Western Asset Mortgage Capital Corp. (a)	36,600	359,046
WP Carey, Inc.	23,800	1,386,350
		133,461,874
Retailing 5.1%
Asbury Automotive Group, Inc. *	25,900	1,219,372
Ascena Retail Group, Inc. *	232,700	1,717,326
Barnes & Noble, Inc.	124,800	1,094,496
Burlington Stores, Inc. *	47,300	2,541,429
Cabela's, Inc. *	27,000	1,135,890
Caleres, Inc.	59,742	1,605,865
Citi Trends, Inc.	20,600	425,596
Conn's, Inc. *(a)	16,000	197,120
DSW, Inc., Class A	81,636	1,960,080
Express, Inc. *	124,000	2,103,040
Five Below, Inc. *	26,800	944,164
Fred's, Inc., Class A	133,470	2,202,255
Genesco, Inc. *	37,800	2,500,092
GNC Holdings, Inc., Class A	79,600	2,229,596
Group 1 Automotive, Inc.	40,300	2,162,095
Haverty Furniture Cos., Inc.	21,900	415,005
Hibbett Sports, Inc. *	30,085	967,534
HSN, Inc.	33,500	1,576,510
Lands' End, Inc. *(a)	28,400	618,552
Liberty TripAdvisor Holdings, Inc., Class A *	21,100	471,163
Security	Number of Shares	Value ($)
Lithia Motors, Inc., Class A	12,035	921,520
Lumber Liquidators Holdings, Inc. *(a)	50,200	648,082
Monro Muffler Brake, Inc.	14,140	929,705
Netflix, Inc. *	28,090	2,579,786
Nutrisystem, Inc.	38,330	759,317
Outerwall, Inc. (a)	36,725	1,241,305
Penske Automotive Group, Inc.	50,300	1,577,911
Pier 1 Imports, Inc.	223,385	898,008
Pool Corp.	26,380	2,229,110
Restoration Hardware Holdings, Inc. *	5,400	332,748
Sally Beauty Holdings, Inc. *	86,065	2,371,951
Sears Holdings Corp. *(a)	83,900	1,422,105
Select Comfort Corp. *	33,370	702,772
Shutterfly, Inc. *	11,000	458,150
Sonic Automotive, Inc., Class A	83,100	1,422,672
Stage Stores, Inc.	133,855	1,110,997
Stein Mart, Inc.	81,200	597,632
Tailored Brands, Inc.	82,400	1,129,704
The Buckle, Inc.	47,922	1,361,943
The Cato Corp., Class A	36,595	1,475,876
The Children's Place, Inc.	41,260	2,686,026
The Finish Line, Inc., Class A	96,252	1,823,013
The Michaels Cos., Inc. *	19,200	418,560
The Pep Boys - Manny, Moe & Jack *	120,515	2,228,322
TripAdvisor, Inc. *	13,700	914,612
Tuesday Morning Corp. *	78,700	438,359
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,200	2,753,784
Vitamin Shoppe, Inc. *	31,800	967,674
Zumiez, Inc. *	26,200	474,482
		64,963,306
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices, Inc. *(a)	1,129,500	2,484,900
Amkor Technology, Inc. *	189,700	1,164,758
Atmel Corp.	353,500	2,849,210
Brooks Automation, Inc.	63,290	603,154
Cabot Microelectronics Corp. *	29,630	1,204,163
Cirrus Logic, Inc. *	37,335	1,296,271
Cree, Inc. *	63,200	1,771,496
Cypress Semiconductor Corp. *	148,303	1,165,662
Diodes, Inc. *	28,600	547,118
Entegris, Inc. *	81,445	949,649
Fairchild Semiconductor International, Inc. *	129,600	2,655,504
First Solar, Inc. *	56,900	3,906,754
Integrated Device Technology, Inc. *	46,380	1,181,762
Intersil Corp., Class A	133,700	1,738,100
Microsemi Corp. *	36,112	1,144,750
MKS Instruments, Inc.	35,050	1,242,172
ON Semiconductor Corp. *	241,200	2,064,672
Photronics, Inc. *	86,725	1,035,497
Silicon Laboratories, Inc. *	30,290	1,381,224
Skyworks Solutions, Inc.	28,200	1,943,544
Synaptics, Inc. *	11,905	872,756
Teradyne, Inc.	120,800	2,347,144
Veeco Instruments, Inc. *	43,260	806,366
		36,356,626

    7

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Software & Services 5.5%
ACI Worldwide, Inc. *	33,800	605,020
Acxiom Corp. *	83,815	1,567,341
ANSYS, Inc. *	19,200	1,693,248
AVG Technologies N.V. *	28,700	541,569
Cadence Design Systems, Inc. *	57,300	1,120,788
Cardtronics, Inc. *	13,700	422,097
Cimpress N.V. *(a)	17,720	1,391,374
Convergys Corp.	139,600	3,411,824
CSG Systems International, Inc.	29,245	1,021,820
EarthLink Holdings Corp.	260,075	1,539,644
Euronet Worldwide, Inc. *	16,595	1,323,783
Everi Holdings, Inc. *	128,535	361,183
Fair Isaac Corp.	20,205	1,930,992
FleetCor Technologies, Inc. *	7,900	970,436
Gartner, Inc. *	22,500	1,977,525
Genpact Ltd. *	92,850	2,220,972
Heartland Payment Systems, Inc.	22,665	2,086,993
j2 Global, Inc.	14,885	1,079,311
Jack Henry & Associates, Inc.	31,480	2,555,546
LinkedIn Corp., Class A *	2,900	573,939
Manhattan Associates, Inc. *	16,080	927,012
ManTech International Corp., Class A	62,500	1,801,875
MAXIMUS, Inc.	26,980	1,439,923
Mentor Graphics Corp.	51,120	888,466
Monster Worldwide, Inc. *	230,800	1,151,692
NeuStar, Inc., Class A *(a)	97,675	2,400,852
Nuance Communications, Inc. *	77,300	1,362,799
Progress Software Corp. *	61,625	1,595,471
PTC, Inc. *	43,240	1,280,336
Rackspace Hosting, Inc. *	45,620	921,980
Red Hat, Inc. *	30,600	2,143,530
Rovi Corp. *	79,769	1,552,305
salesforce.com, Inc. *	27,833	1,894,314
Science Applications International Corp.	67,700	2,885,374
Solera Holdings, Inc.	27,660	1,500,832
SS&C Technologies Holdings, Inc.	7,600	488,604
Sykes Enterprises, Inc. *	46,355	1,364,691
Synopsys, Inc. *	50,400	2,162,160
Take-Two Interactive Software, Inc. *	65,955	2,288,639
Travelport Worldwide Ltd.	67,700	737,253
Unisys Corp. *	106,900	1,049,758
United Online, Inc. *	65,500	694,955
Vantiv, Inc., Class A *	28,500	1,340,925
Verint Systems, Inc. *	10,700	391,727
VeriSign, Inc. *	46,300	3,500,280
VMware, Inc., Class A *(a)	15,100	690,825
WebMD Health Corp. *	33,200	1,696,852
WEX, Inc. *	10,700	776,927
Zynga, Inc., Class A *	182,700	449,442
		69,775,204
Technology Hardware & Equipment 5.0%
ADTRAN, Inc.	87,245	1,584,369
ARRIS International plc *	93,805	2,389,213
AVX Corp.	39,800	456,904
Belden, Inc.	26,040	1,112,429
Benchmark Electronics, Inc. *	119,900	2,517,900
Security	Number of Shares	Value ($)
Brocade Communications Systems, Inc.	297,100	2,370,858
CDW Corp.	46,100	1,772,545
Cognex Corp.	18,330	591,143
Coherent, Inc. *	19,040	1,471,221
CommScope Holding Co., Inc. *	58,800	1,318,296
Comtech Telecommunications Corp.	59,270	1,156,950
Diebold, Inc.	80,900	2,242,548
Dolby Laboratories, Inc., Class A	47,800	1,721,278
EchoStar Corp., Class A *	32,200	1,131,186
Electronics For Imaging, Inc. *	17,802	736,647
F5 Networks, Inc. *	29,040	2,723,371
Fabrinet *	35,100	874,341
FEI Co.	14,620	1,059,219
Finisar Corp. *	75,630	960,501
Harmonic, Inc. *	91,900	303,270
II-VI, Inc. *	27,400	569,920
Insight Enterprises, Inc. *	114,400	2,703,272
InterDigital, Inc.	26,100	1,175,544
IPG Photonics Corp. *	5,800	468,814
Itron, Inc. *	50,600	1,667,776
Knowles Corp. *	90,900	1,236,240
Littelfuse, Inc.	11,045	1,125,485
Methode Electronics, Inc.	14,100	367,446
MTS Systems Corp.	13,780	735,852
National Instruments Corp.	55,242	1,574,397
NCR Corp. *	115,800	2,471,172
NETGEAR, Inc. *	40,050	1,496,668
OSI Systems, Inc. *	9,600	526,272
Plantronics, Inc.	25,610	1,148,096
Plexus Corp. *	55,980	1,956,501
Polycom, Inc. *	202,540	2,063,883
QLogic Corp. *	161,980	2,076,584
Rofin-Sinar Technologies, Inc. *	30,810	785,347
Sanmina Corp. *	155,400	2,912,196
ScanSource, Inc. *	57,540	1,805,605
Super Micro Computer, Inc. *	16,200	482,436
Trimble Navigation Ltd. *	99,400	1,917,426
TTM Technologies, Inc. *	79,100	461,153
VeriFone Systems, Inc. *	37,200	870,108
ViaSat, Inc. *	15,115	944,688
Viavi Solutions, Inc. *	166,700	833,500
Zebra Technologies Corp., Class A *	26,820	1,619,928
		64,490,498
Telecommunication Services 1.2%
Cincinnati Bell, Inc. *	426,100	1,380,564
Consolidated Communications Holdings, Inc.	56,014	1,122,521
General Communication, Inc., Class A *	28,100	509,172
Inteliquent, Inc.	42,500	730,150
Intelsat S.A. *(a)	145,500	485,970
Iridium Communications, Inc. *	64,200	446,832
Level 3 Communications, Inc. *	63,630	3,105,780
NTELOS Holdings Corp. *	92,620	856,735
SBA Communications Corp., Class A *	21,105	2,095,304
T-Mobile US, Inc. *	78,000	3,131,700

8

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Vonage Holdings Corp. *	187,500	961,875
Zayo Group Holdings, Inc. *	19,900	497,898
		15,324,501
Transportation 2.9%
Allegiant Travel Co.	6,100	978,867
AMERCO	3,200	1,173,280
American Airlines Group, Inc.	74,800	2,916,452
ArcBest Corp.	45,140	926,724
Atlas Air Worldwide Holdings, Inc. *	33,100	1,215,763
Copa Holdings S.A., Class A (a)	38,300	1,803,930
Forward Air Corp.	19,825	855,647
Genesee & Wyoming, Inc., Class A *	16,565	821,293
Hawaiian Holdings, Inc. *	30,840	1,085,876
Heartland Express, Inc.	42,665	731,705
Hub Group, Inc., Class A *	53,610	1,633,497
Kirby Corp. *	35,400	1,793,010
Knight Transportation, Inc.	49,725	1,216,771
Landstar System, Inc.	42,770	2,455,426
Macquarie Infrastructure Corp.	12,100	811,426
Marten Transport Ltd.	24,500	411,110
Matson, Inc.	26,000	1,050,660
Navios Maritime Holdings, Inc.	399,900	389,543
Old Dominion Freight Line, Inc. *	28,275	1,550,318
Republic Airways Holdings, Inc. *	238,900	508,857
Saia, Inc. *	26,550	567,904
SkyWest, Inc.	184,200	2,766,684
Southwest Airlines Co.	73,700	2,772,594
Spirit Airlines, Inc. *	25,600	1,070,080
Swift Transportation Co. *	65,900	1,074,829
United Continental Holdings, Inc. *	39,200	1,892,576
Werner Enterprises, Inc.	73,500	1,775,025
Wesco Aircraft Holdings, Inc. *	35,800	404,182
		36,654,029
Utilities 4.7%
ALLETE, Inc.	36,600	1,936,140
American States Water Co.	21,230	963,842
Aqua America, Inc.	85,475	2,695,027
Avista Corp.	70,800	2,621,724
Black Hills Corp.	51,400	2,532,992
California Water Service Group	37,880	950,409
Cleco Corp.	47,200	2,508,208
Dynegy, Inc. *	70,100	829,984
El Paso Electric Co.	49,690	2,033,812
Hawaiian Electric Industries, Inc.	107,400	3,213,408
IDACORP, Inc.	36,100	2,512,199
ITC Holdings Corp.	62,500	2,493,750
MGE Energy, Inc.	26,050	1,262,122
New Jersey Resources Corp.	77,200	2,718,984
Northwest Natural Gas Co.	32,705	1,699,025
NorthWestern Corp.	34,900	1,948,816
ONE Gas, Inc.	31,000	1,753,360
Otter Tail Corp.	46,380	1,291,219
Piedmont Natural Gas Co., Inc.	56,200	3,329,288
PNM Resources, Inc.	105,100	3,301,191
Portland General Electric Co.	88,700	3,447,769
Questar Corp.	137,400	2,801,586
South Jersey Industries, Inc.	52,780	1,312,111
Southwest Gas Corp.	50,800	2,988,564
Security	Number of Shares	Value ($)
The Empire District Electric Co.	57,210	1,678,541
The Laclede Group, Inc.	29,240	1,869,606
WGL Holdings, Inc.	52,400	3,499,796
		60,193,473
Total Common Stock
(Cost $1,204,731,073)		1,253,258,456

Rights 0.0% of net assets
Technology Hardware & Equipment 0.0%
Gerber Scientific, Inc. CVR *(b)(c)	19,700	—
Telecommunication Services 0.0%
Leap Wireless CVR *(b)(c)	105,700	226,409
Total Rights
(Cost $266,856)		226,409

Other Investment Companies 4.6% of net assets
Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.12% (d)	17,199,247	17,199,247
Securities Lending Collateral 3.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (d)	40,753,981	40,753,981
Total Other Investment Companies
(Cost $57,953,228)		57,953,228

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $1,269,851,681 and the unrealized appreciation and depreciation were $218,542,632 and ($176,956,220), respectively, with a net unrealized appreciation of $41,586,412.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $39,775,842.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $226,409 or 0.0% of net assets.
(d)	The rate shown is the 7-day yield.

CVR –	Contingent Value Rights
REIT –	Real Estate Investment Trust

    9

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings (Unaudited) continued
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
Russell 2000 Index, mini, Long, expires 03/18/16	250	25,785,000	314,693

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$1,253,258,456	$—	$—	$1,253,258,456
Rights [1]	—	—	226,409	226,409
Other Investment Companies[1]	57,953,228	—	—	57,953,228
Total	$1,311,211,684	$—	$226,409	$1,311,438,093
Other Financial Instruments
Futures Contracts[2]	$314,693	$—	$—	$314,693
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Rights	$266,364	$—	($39,955)	$—	$—	$—	$—	$226,409
Total	$266,364	$—	($39,955)	$—	$—	$—	$—	$226,409
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
10

Schwab Capital Trust
Schwab Fundamental International Large Company Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
102.9%	Common Stock	1,086,992,192	949,785,608
0.6%	Preferred Stock	6,755,417	5,100,173
0.0%	Rights	88,695	89,906
1.6%	Other Investment Company	14,563,063	14,563,063
0.5%	Short-Term Investments	5,055,177	5,055,177
105.6%	Total Investments	1,113,454,544	974,593,927
(5.6%)	Other Assets and Liabilities, Net		(51,735,094)
100.0%	Net Assets		922,858,833

Security	Number of Shares	Value ($)
Common Stock 102.9% of net assets
Australia 5.8%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	192,825	3,347,248
Bendigo & Adelaide Bank Ltd.	33,402	256,942
Commonwealth Bank of Australia	91,505	5,172,378
National Australia Bank Ltd.	185,177	3,678,726
Westpac Banking Corp.	211,740	4,689,248
		17,144,542
Capital Goods 0.1%
CIMIC Group Ltd.	15,403	265,660
UGL Ltd. *(c)	180,368	283,986
		549,646
Commercial & Professional Supplies 0.1%
Brambles Ltd.	77,927	622,510
Downer EDI Ltd.	126,343	282,864
		905,374
Consumer Services 0.1%
Tabcorp Holdings Ltd.	85,883	282,337
Tatts Group Ltd.	157,833	469,509
		751,846
Diversified Financials 0.1%
BGP Holdings plc (a)(b)	453,854	—
Macquarie Group Ltd.	14,414	743,497
		743,497
Energy 0.3%
Caltex Australia Ltd.	20,882	558,437
Origin Energy Ltd.	170,886	505,761
Santos Ltd.	139,413	319,729
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	55,326	1,115,060
WorleyParsons Ltd.	70,781	173,662
		2,672,649
Food & Staples Retailing 0.9%
Metcash Ltd. *(c)	633,658	795,686
Wesfarmers Ltd.	153,086	4,619,058
Woolworths Ltd.	182,051	3,164,898
		8,579,642
Food, Beverage & Tobacco 0.0%
Coca-Cola Amatil Ltd.	63,581	380,646
Health Care Equipment & Services 0.0%
Sonic Healthcare Ltd.	28,729	378,745
Insurance 0.5%
AMP Ltd.	233,337	899,197
Insurance Australia Group Ltd.	154,227	583,339
Medibank Pvt Ltd.	165,613	296,828
QBE Insurance Group Ltd.	134,316	1,050,683
Suncorp Group Ltd.	175,765	1,466,330
		4,296,377
Materials 1.0%
Amcor Ltd.	65,866	628,096
Arrium Ltd. *	6,288,751	297,803
BHP Billiton Ltd.	424,580	4,662,720
BlueScope Steel Ltd.	166,980	558,707
Boral Ltd.	85,602	343,494
Fortescue Metals Group Ltd. (c)	202,359	254,309
Incitec Pivot Ltd.	140,475	313,116
Newcrest Mining Ltd. *	75,206	706,989
Orica Ltd.	54,061	550,930
Rio Tinto Ltd.	49,516	1,398,320
		9,714,484
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
CSL Ltd.	16,660	1,240,988
Real Estate 0.2%
LendLease Group	42,619	397,980
Mirvac Group	229,311	313,105
Scentre Group	97,483	304,513
Stockland	195,845	574,625
Westfield Corp.	93,449	665,226
		2,255,449
Telecommunication Services 0.2%
Telstra Corp., Ltd.	417,557	1,682,484
Transportation 0.2%
Asciano Ltd.	65,714	416,604
Aurizon Holdings Ltd.	134,216	354,903
Qantas Airways Ltd. *	130,872	363,930
Transurban Group	44,186	340,660
		1,476,097

    1

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
AGL Energy Ltd.	55,607	741,585
APA Group	42,535	259,298
DUET Group	127,121	209,198
		1,210,081
		53,982,547
Austria 0.4%
Banks 0.2%
Erste Group Bank AG *	39,911	1,152,893
Raiffeisen Bank International AG *	30,171	380,560
		1,533,453
Energy 0.1%
OMV AG	50,491	1,299,655
Materials 0.1%
voestalpine AG	19,580	514,936
		3,348,044
Belgium 1.1%
Banks 0.1%
KBC Groep N.V.	11,891	681,435
Diversified Financials 0.0%
Groupe Bruxelles Lambert S.A.	3,604	274,005
Food & Staples Retailing 0.3%
Colruyt S.A.	7,162	382,946
Delhaize Group	18,842	1,977,657
		2,360,603
Food, Beverage & Tobacco 0.4%
Anheuser-Busch InBev N.V.	25,595	3,218,994
Insurance 0.1%
Ageas	25,397	1,031,396
Materials 0.1%
Solvay S.A.	5,615	465,163
Umicore S.A.	17,363	638,358
		1,103,521
Media 0.0%
Telenet Group Holding N.V. *	4,164	216,753
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
UCB S.A.	5,003	427,761
Telecommunication Services 0.1%
Proximus	19,401	670,639
		9,985,107
Canada 6.7%
Automobiles & Components 0.2%
Magna International, Inc.	41,027	1,425,358
Banks 1.7%
Bank of Montreal	42,161	2,263,795
Canadian Imperial Bank of Commerce	28,861	1,879,704
National Bank of Canada	22,933	654,316
Royal Bank of Canada	80,244	4,155,687
Security	Number of Shares	Value ($)
The Bank of Nova Scotia	73,815	3,023,944
The Toronto-Dominion Bank	89,352	3,390,006
		15,367,452
Capital Goods 0.1%
Bombardier, Inc., Class B *	304,053	212,700
Finning International, Inc.	21,317	271,465
SNC-Lavalin Group, Inc.	11,840	338,491
		822,656
Diversified Financials 0.1%
CI Financial Corp.	13,415	296,281
IGM Financial, Inc.	9,234	236,700
Onex Corp.	7,315	437,208
		970,189
Energy 1.8%
ARC Resources Ltd.	27,572	370,605
Baytex Energy Corp.	58,592	123,801
Bonavista Energy Corp. (c)	112,922	154,765
Cameco Corp.	28,667	348,080
Canadian Natural Resources Ltd.	94,545	2,023,988
Canadian Oil Sands Ltd.	148,993	998,675
Cenovus Energy, Inc.	115,495	1,422,974
Crescent Point Energy Corp. (c)	38,471	426,479
Enbridge, Inc.	33,758	1,172,578
Encana Corp.	190,797	837,606
Enerplus Corp. (c)	54,547	172,881
Gibson Energy, Inc.	16,553	183,502
Husky Energy, Inc.	53,821	535,559
Imperial Oil Ltd.	23,541	721,740
Inter Pipeline Ltd.	15,674	253,979
Pacific Exploration & Production Corp. *(c)	175,814	101,656
Pembina Pipeline Corp.	14,778	335,878
Pengrowth Energy Corp.	237,495	198,350
Penn West Petroleum Ltd. (c)	846,411	610,233
Suncor Energy, Inc.	161,459	3,824,120
TransCanada Corp.	52,272	1,815,285
Vermilion Energy, Inc.	7,654	204,668
		16,837,402
Food & Staples Retailing 0.4%
Alimentation Couche-Tard, Inc., Class B	19,040	828,795
Empire Co., Ltd., Class A	30,000	567,064
George Weston Ltd.	6,511	502,001
Loblaw Cos., Ltd.	16,843	790,992
Metro, Inc.	30,494	901,390
		3,590,242
Food, Beverage & Tobacco 0.0%
Saputo, Inc.	17,175	421,743
Insurance 0.5%
Fairfax Financial Holdings Ltd.	770	396,466
Great-West Lifeco, Inc.	15,454	383,013
Intact Financial Corp.	5,206	312,159
Manulife Financial Corp.	82,600	1,147,992
Power Corp. of Canada	42,344	898,023
Power Financial Corp.	21,014	484,961
Sun Life Financial, Inc.	31,375	899,884
		4,522,498

2

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Materials 0.6%
Agrium, Inc.	11,653	1,017,485
Barrick Gold Corp.	150,039	1,491,929
First Quantum Minerals Ltd.	74,470	161,071
Goldcorp, Inc.	52,120	593,786
Kinross Gold Corp. *	183,392	302,403
Potash Corp. of Saskatchewan, Inc.	65,964	1,075,464
Teck Resources Ltd., Class B (c)	174,168	650,224
Yamana Gold, Inc.	154,978	266,612
		5,558,974
Media 0.1%
Quebecor, Inc., Class B	9,625	243,906
Shaw Communications, Inc., Class B	27,255	471,792
Yellow Pages Ltd. *	36,379	412,896
		1,128,594
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Valeant Pharmaceuticals International, Inc. *	2,409	221,830
Real Estate 0.1%
Brookfield Asset Management, Inc., Class A	43,832	1,323,189
Retailing 0.1%
Canadian Tire Corp., Ltd., Class A	6,076	495,093
RONA, Inc.	27,350	240,135
		735,228
Software & Services 0.0%
CGI Group, Inc., Class A *	7,392	316,808
Technology Hardware & Equipment 0.1%
BlackBerry Ltd. *	144,588	1,031,076
Celestica, Inc. *	25,766	233,584
		1,264,660
Telecommunication Services 0.4%
BCE, Inc.	35,712	1,438,524
Rogers Communications, Inc., Class B	31,741	1,086,884
TELUS Corp.	25,871	719,675
		3,245,083
Transportation 0.3%
Canadian National Railway Co.	34,417	1,865,923
Canadian Pacific Railway Ltd.	3,750	450,781
		2,316,704
Utilities 0.2%
Atco Ltd., Class I	9,489	263,015
Canadian Utilities Ltd., Class A	13,293	342,834
Emera, Inc.	8,198	261,407
Fortis, Inc.	17,727	515,144
TransAlta Corp.	73,021	256,452
		1,638,852
		61,707,462
Denmark 0.8%
Banks 0.1%
Danske Bank A/S	28,258	760,464
Security	Number of Shares	Value ($)
Capital Goods 0.1%
FLSmidth & Co. A/S (c)	6,056	212,395
Vestas Wind Systems A/S	7,165	468,837
		681,232
Commercial & Professional Supplies 0.0%
ISS A/S	5,822	205,826
Food, Beverage & Tobacco 0.1%
Carlsberg A/S, Class B	9,314	785,240
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Novo Nordisk A/S, Class B	42,953	2,399,716
Telecommunication Services 0.1%
TDC A/S	168,344	722,944
Transportation 0.2%
AP Moeller - Maersk A/S, Series A	618	781,132
AP Moeller - Maersk A/S, Series B	862	1,109,069
DSV A/S	8,655	336,821
		2,227,022
		7,782,444
Finland 1.1%
Automobiles & Components 0.0%
Nokian Renkaat Oyj	9,298	316,134
Capital Goods 0.2%
Kone Oyj, Class B	12,166	534,746
Metso Oyj	14,614	301,546
Wartsila Oyj Abp	9,348	419,888
		1,256,180
Energy 0.1%
Neste Oyj	17,941	562,079
Food & Staples Retailing 0.1%
Kesko Oyj, B Shares	20,922	839,397
Insurance 0.1%
Sampo Oyj, A Shares	20,057	971,245
Materials 0.2%
Stora Enso Oyj, R Shares	86,183	702,370
UPM-Kymmene Oyj	66,631	1,085,873
		1,788,243
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Orion Oyj, Class B	8,955	295,445
Technology Hardware & Equipment 0.3%
Nokia Oyj	399,538	2,878,057
Telecommunication Services 0.0%
Elisa Oyj	8,529	308,913
Utilities 0.1%
Fortum Oyj	51,854	815,376
		10,031,069
France 11.4%
Automobiles & Components 0.4%
Faurecia	6,602	239,811
Peugeot S.A. *	73,482	1,092,659
Renault S.A.	19,798	1,679,918
Valeo S.A.	4,555	591,869
		3,604,257

    3

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 1.0%
BNP Paribas S.A.	109,007	5,163,859
Credit Agricole S.A.	86,103	859,227
Societe Generale S.A.	74,023	2,823,799
		8,846,885
Capital Goods 1.8%
Airbus Group SE	20,470	1,287,482
Alstom S.A. *(c)	31,390	842,309
Bouygues S.A.	40,799	1,597,041
Compagnie de Saint-Gobain	79,784	3,288,238
Eiffage S.A.	6,363	436,990
Legrand S.A.	13,742	756,917
Nexans S.A. *	7,215	276,291
Rexel S.A.	62,516	740,358
Safran S.A.	13,457	871,778
Schneider Electric SE	42,785	2,282,826
Thales S.A.	5,497	418,403
Vallourec S.A. (c)	45,908	202,282
Vinci S.A.	53,540	3,627,185
Zodiac Aerospace (c)	8,929	186,197
		16,814,297
Commercial & Professional Supplies 0.1%
Bureau Veritas S.A.	10,557	201,117
Teleperformance	3,938	328,095
		529,212
Consumer Durables & Apparel 0.4%
Christian Dior SE	3,168	535,793
Kering	5,217	879,182
LVMH Moet Hennessy Louis Vuitton SE	13,497	2,170,945
		3,585,920
Consumer Services 0.1%
Accor S.A.	13,272	504,048
Sodexo S.A.	6,611	647,471
		1,151,519
Diversified Financials 0.0%
Wendel S.A.	2,357	236,033
Energy 2.2%
CGG S.A. *(c)	102,278	85,823
Technip S.A.	12,962	603,959
Total S.A.	435,667	19,352,720
		20,042,502
Food & Staples Retailing 0.4%
Carrefour S.A.	106,138	3,020,773
Casino Guichard Perrachon S.A. (c)	14,039	636,373
Rallye S.A. (c)	16,835	257,654
		3,914,800
Food, Beverage & Tobacco 0.4%
Danone S.A.	38,828	2,674,292
Pernod-Ricard S.A.	10,183	1,191,752
		3,866,044
Health Care Equipment & Services 0.1%
Essilor International S.A.	6,142	761,988
Household & Personal Products 0.2%
L'Oreal S.A.	9,750	1,666,516
Security	Number of Shares	Value ($)
Insurance 0.5%
AXA S.A.	154,149	3,809,442
CNP Assurances	16,345	218,574
SCOR SE	13,527	471,527
		4,499,543
Materials 0.3%
Air Liquide S.A.	20,242	2,093,213
Arkema S.A.	8,381	523,485
		2,616,698
Media 0.5%
Eutelsat Communications S.A.	10,199	329,626
Publicis Groupe S.A.	8,170	490,080
Vivendi S.A. (c)	176,889	3,845,581
		4,665,287
Pharmaceuticals, Biotechnology & Life Sciences 0.8%
Sanofi	86,187	7,167,368
Real Estate 0.1%
Klepierre	6,690	289,958
Unibail-Rodamco SE	3,025	762,486
		1,052,444
Software & Services 0.1%
Atos SE	5,471	432,502
Cap Gemini S.A.	10,694	977,226
		1,409,728
Technology Hardware & Equipment 0.1%
Alcatel-Lucent *	121,122	480,278
Telecommunication Services 0.8%
Orange S.A.	442,083	7,849,468
Transportation 0.1%
Air France-KLM *(c)	108,413	870,534
Utilities 1.0%
Electricite de France S.A.	62,857	821,949
Engie	376,460	6,006,634
Suez Environnement Co.	44,260	820,469
Veolia Environnement S.A.	77,537	1,869,348
		9,518,400
		105,149,721
Germany 8.8%
Automobiles & Components 1.1%
Bayerische Motoren Werke AG	32,140	2,676,782
Continental AG	5,711	1,198,438
Daimler AG - Reg'd	84,393	5,908,670
Leoni AG	4,637	161,911
Volkswagen AG	3,886	510,106
		10,455,907
Banks 0.1%
Commerzbank AG *	105,960	861,083
Capital Goods 1.0%
Brenntag AG	11,305	554,710
GEA Group AG	10,146	425,656
HOCHTIEF AG	3,487	320,272
Kloeckner & Co. SE (c)	33,943	294,175
MAN SE	2,668	269,583
MTU Aero Engines AG	3,068	281,677
OSRAM Licht AG	8,303	370,700

4

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Rheinmetall AG	5,482	391,688
Siemens AG - Reg'd	69,160	6,628,968
		9,537,429
Commercial & Professional Supplies 0.1%
Bilfinger SE	9,463	417,708
Consumer Durables & Apparel 0.2%
adidas AG	16,422	1,691,017
Hugo Boss AG	3,267	260,192
		1,951,209
Consumer Services 0.1%
TUI AG	30,242	511,702
Diversified Financials 0.3%
Deutsche Bank AG - Reg'd	124,042	2,222,951
Deutsche Boerse AG	8,489	724,388
		2,947,339
Food & Staples Retailing 0.1%
METRO AG	46,140	1,307,386
Food, Beverage & Tobacco 0.0%
Suedzucker AG	20,891	316,006
Health Care Equipment & Services 0.2%
Fresenius Medical Care AG & Co. KGaA	9,741	865,105
Fresenius SE & Co. KGaA	17,636	1,170,287
		2,035,392
Household & Personal Products 0.1%
Beiersdorf AG	3,922	361,977
Henkel AG & Co. KGaA	4,674	430,987
		792,964
Insurance 0.9%
Allianz SE - Reg'd	34,448	5,574,937
Hannover Rueck SE	3,557	374,366
Muenchener Rueckversicherungs-Gesellschaft AG - Reg'd	14,393	2,773,119
		8,722,422
Materials 1.3%
Aurubis AG	9,552	389,439
BASF SE	100,375	6,690,313
HeidelbergCement AG	14,164	1,043,365
K&S AG - Reg'd	21,236	448,940
LANXESS AG	11,628	480,087
Linde AG	11,593	1,577,519
Salzgitter AG	13,090	279,603
Symrise AG	3,903	253,107
ThyssenKrupp AG	45,405	701,564
		11,863,937
Media 0.1%
ProSiebenSat.1 Media SE	12,889	643,984
Pharmaceuticals, Biotechnology & Life Sciences 0.5%
Bayer AG - Reg'd	41,022	4,616,871
Merck KGaA	4,284	373,019
		4,989,890
Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	47,131	630,681
Software & Services 0.3%
SAP SE	33,492	2,668,808
Security	Number of Shares	Value ($)
Telecommunication Services 0.8%
Deutsche Telekom AG - Reg'd	395,559	6,887,816
Freenet AG	11,996	373,050
		7,260,866
Transportation 0.4%
Deutsche Lufthansa AG - Reg'd *	55,550	814,566
Deutsche Post AG - Reg'd	100,865	2,444,646
		3,259,212
Utilities 1.1%
E.ON SE	693,653	7,107,731
RWE AG	230,747	3,232,190
		10,339,921
		81,513,846
Hong Kong 1.0%
Banks 0.1%
Hang Seng Bank Ltd.	28,200	468,898
Capital Goods 0.2%
Jardine Matheson Holdings Ltd.	16,200	851,064
Jardine Strategic Holdings Ltd.	11,400	312,241
Noble Group Ltd.	3,255,879	719,635
		1,882,940
Consumer Durables & Apparel 0.1%
Li & Fung Ltd.	838,000	482,055
Consumer Services 0.1%
Galaxy Entertainment Group Ltd.	58,000	182,220
Sands China Ltd.	101,200	353,466
SJM Holdings Ltd.	256,000	168,947
		704,633
Diversified Financials 0.0%
Hong Kong Exchanges & Clearing Ltd.	9,200	203,878
Insurance 0.1%
AIA Group Ltd.	210,400	1,169,711
Real Estate 0.2%
Hongkong Land Holdings Ltd.	35,000	220,530
New World Development Co., Ltd.	296,000	242,311
Sun Hung Kai Properties Ltd.	40,000	433,970
Swire Pacific Ltd., Class A	58,000	559,515
The Link REIT	56,500	324,139
The Wharf Holdings Ltd.	61,000	285,463
Wheelock & Co., Ltd.	50,000	191,423
		2,257,351
Retailing 0.1%
Esprit Holdings Ltd.	525,984	543,882
Transportation 0.0%
MTR Corp., Ltd.	53,000	239,959

    5

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Utilities 0.1%
CLP Holdings Ltd.	129,500	1,087,815
Hong Kong & China Gas Co., Ltd.	159,308	280,421
Power Assets Holdings Ltd.	33,000	301,631
		1,669,867
		9,623,174
Ireland 0.6%
Banks 0.0%
Bank of Ireland *	1,011,122	333,475
Commercial & Professional Supplies 0.1%
Experian plc	46,102	786,447
Food, Beverage & Tobacco 0.1%
Kerry Group plc, Class A	5,786	471,806
Materials 0.3%
CRH plc	71,485	1,896,107
Smurfit Kappa Group plc	19,893	431,612
		2,327,719
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Shire plc	7,377	413,791
Technology Hardware & Equipment 0.1%
Seagate Technology plc	33,192	964,228
		5,297,466
Israel 0.5%
Banks 0.1%
Bank Hapoalim B.M.	49,931	231,922
Bank Leumi Le-Israel B.M. *	92,928	306,041
		537,963
Materials 0.0%
Israel Chemicals Ltd.	77,294	311,508
Pharmaceuticals, Biotechnology & Life Sciences 0.3%
Teva Pharmaceutical Industries Ltd.	44,522	2,735,750
Software & Services 0.0%
Check Point Software Technologies Ltd. *	3,373	265,826
Telecommunication Services 0.1%
Bezeq The Israeli Telecommunication Corp., Ltd.	297,835	642,060
		4,493,107
Italy 3.4%
Banks 0.8%
Banca Monte dei Paschi di Siena S.p.A. *	420,206	305,009
Banca Popolare dell'Emilia Romagna SC	40,725	244,175
Banco Popolare SC *	28,342	263,990
Intesa Sanpaolo S.p.A.	1,208,640	3,443,619
UniCredit S.p.A.	807,915	3,123,253
Unione di Banche Italiane S.p.A.	82,662	387,350
		7,767,396
Security	Number of Shares	Value ($)
Capital Goods 0.1%
Finmeccanica S.p.A. *	39,321	468,426
Prysmian S.p.A.	17,669	363,542
		831,968
Consumer Durables & Apparel 0.0%
Luxottica Group S.p.A.	4,071	254,471
Diversified Financials 0.1%
EXOR S.p.A.	26,843	875,058
Mediobanca S.p.A.	28,736	230,302
		1,105,360
Energy 1.0%
Eni S.p.A.	651,278	9,451,426
Saipem S.p.A. *(c)	67,370	41,757
		9,493,183
Insurance 0.2%
Assicurazioni Generali S.p.A.	88,218	1,324,571
Media 0.0%
Mediaset S.p.A.	100,367	336,925
Telecommunication Services 0.3%
Telecom Italia S.p.A. *	2,295,554	2,554,915
Transportation 0.1%
Atlantia S.p.A.	23,654	619,791
Utilities 0.8%
A2A S.p.A.	225,502	270,398
Enel S.p.A.	1,419,706	5,828,859
Snam S.p.A.	159,071	892,526
Terna - Rete Elettrica Nationale S.p.A.	88,265	473,011
		7,464,794
		31,753,374
Japan 23.1%
Automobiles & Components 3.3%
Aisin Seiki Co., Ltd.	26,000	1,104,028
Bridgestone Corp.	63,200	2,302,500
Daihatsu Motor Co., Ltd.	37,200	580,738
Denso Corp.	39,100	1,686,305
Fuji Heavy Industries Ltd.	22,800	933,042
Honda Motor Co., Ltd.	181,700	4,925,339
Isuzu Motors Ltd.	52,100	527,926
Mazda Motor Corp.	39,000	709,711
Mitsubishi Motors Corp.	42,400	342,404
NGK Spark Plug Co., Ltd.	10,000	236,264
NHK Spring Co., Ltd.	30,300	298,627
Nissan Motor Co., Ltd.	301,100	2,994,655
Stanley Electric Co., Ltd.	11,600	255,292
Sumitomo Electric Industries Ltd.	102,200	1,346,581
Sumitomo Rubber Industries Ltd.	19,800	251,297
Suzuki Motor Corp.	34,700	1,065,393
The Yokohama Rubber Co., Ltd.	12,900	193,394
Toyoda Gosei Co., Ltd.	10,000	216,655
Toyota Industries Corp.	12,400	622,359
Toyota Motor Corp.	159,800	9,624,684
Yamaha Motor Co., Ltd.	20,700	414,634
		30,631,828

6

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 1.2%
Mitsubishi UFJ Financial Group, Inc.	712,334	3,652,774
Mizuho Financial Group, Inc.	1,531,116	2,649,166
North Pacific Bank Ltd.	62,400	191,565
Resona Holdings, Inc.	154,958	712,615
Sumitomo Mitsui Financial Group, Inc.	96,010	3,221,002
Sumitomo Mitsui Trust Holdings, Inc.	168,000	537,163
The Bank of Yokohama Ltd.	61,000	325,357
		11,289,642
Capital Goods 3.1%
Asahi Glass Co., Ltd.	192,000	1,170,672
Daikin Industries Ltd.	12,800	864,850
Ebara Corp.	62,000	274,619
FANUC Corp.	5,000	669,448
Furukawa Electric Co., Ltd.	186,000	382,699
Hanwa Co., Ltd.	74,000	310,688
Hino Motors Ltd.	24,000	272,357
Hitachi Construction Machinery Co., Ltd.	15,100	220,186
IHI Corp.	134,000	286,337
ITOCHU Corp.	158,900	1,867,539
JGC Corp.	26,000	412,437
JTEKT Corp.	20,400	329,144
Kajima Corp.	80,000	452,538
Kawasaki Heavy Industries Ltd.	107,000	331,323
Kinden Corp.	23,100	286,465
Komatsu Ltd.	93,100	1,392,003
Kubota Corp.	51,000	753,779
LIXIL Group Corp.	32,300	681,697
Makita Corp.	6,900	388,378
Marubeni Corp.	248,400	1,188,067
Mitsubishi Corp.	157,500	2,524,712
Mitsubishi Electric Corp.	185,000	1,717,000
Mitsubishi Heavy Industries Ltd.	305,000	1,198,709
Mitsui & Co., Ltd.	234,100	2,660,936
Mitsui Engineering & Shipbuilding Co., Ltd.	141,000	196,440
Nagase & Co., Ltd.	23,300	279,085
Nidec Corp.	6,800	463,956
NSK Ltd.	25,600	265,296
Obayashi Corp.	51,000	460,094
Shimizu Corp.	55,000	426,383
SMC Corp.	1,800	407,669
Sojitz Corp.	388,700	839,569
Sumitomo Corp.	158,600	1,580,947
Sumitomo Heavy Industries Ltd.	74,000	292,964
Taisei Corp.	74,000	460,543
Toshiba Corp. *	723,000	1,207,162
TOTO Ltd.	9,000	292,095
Toyota Tsusho Corp.	41,800	956,689
		28,765,475
Commercial & Professional Supplies 0.4%
Dai Nippon Printing Co., Ltd.	108,000	1,010,425
Recruit Holdings Co., Ltd.	16,100	508,278
Secom Co., Ltd.	13,400	933,735
Toppan Printing Co., Ltd.	94,000	817,978
		3,270,416
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 1.0%
Bandai Namco Holdings, Inc.	21,000	477,741
Iida Group Holdings Co., Ltd.	12,000	213,923
Nikon Corp.	49,200	723,804
Panasonic Corp.	258,150	2,424,069
Sega Sammy Holdings, Inc.	24,000	226,167
Sekisui Chemical Co., Ltd.	46,000	562,216
Sekisui House Ltd.	60,500	952,328
Sharp Corp. *(c)	518,000	600,253
Shimano, Inc.	2,400	382,860
Sony Corp.	89,600	2,079,554
Sumitomo Forestry Co., Ltd.	21,100	267,901
Yamaha Corp.	11,600	276,873
		9,187,689
Consumer Services 0.1%
Benesse Holdings, Inc.	10,400	290,831
Oriental Land Co., Ltd.	5,500	351,204
		642,035
Diversified Financials 0.2%
Daiwa Securities Group, Inc.	58,000	362,437
Nomura Holdings, Inc.	132,400	718,527
ORIX Corp.	56,600	800,463
		1,881,427
Energy 0.7%
Cosmo Energy Holdings Co., Ltd. *	28,200	310,930
Idemitsu Kosan Co., Ltd.	56,200	842,933
Inpex Corp.	144,500	1,286,544
JX Holdings, Inc.	859,000	3,280,523
Showa Shell Sekiyu K.K.	47,800	390,132
TonenGeneral Sekiyu K.K.	54,000	440,220
		6,551,282
Food & Staples Retailing 0.6%
Aeon Co., Ltd.	118,600	1,582,854
Lawson, Inc.	4,500	355,304
Seven & i Holdings Co., Ltd.	76,900	3,429,929
UNY Group Holdings Co., Ltd.	75,300	482,424
		5,850,511
Food, Beverage & Tobacco 1.0%
Ajinomoto Co., Inc.	41,000	975,148
Asahi Group Holdings Ltd.	29,200	937,227
Coca-Cola West Co., Ltd.	16,300	359,617
Japan Tobacco, Inc.	61,600	2,412,485
Kewpie Corp.	10,800	236,262
Kirin Holdings Co., Ltd.	107,200	1,522,352
MEIJI Holdings Co., Ltd.	8,200	688,291
NH Foods Ltd.	25,000	485,107
Nisshin Seifun Group, Inc.	21,130	342,058
Nissin Foods Holdings Co., Ltd.	5,300	270,173
Suntory Beverage & Food Ltd.	7,400	342,236
Toyo Suisan Kaisha Ltd.	8,100	280,509
Yamazaki Baking Co., Ltd.	19,000	414,446
		9,265,911
Health Care Equipment & Services 0.4%
Alfresa Holdings Corp.	35,200	655,816
Hoya Corp.	24,900	961,197
Medipal Holdings Corp.	38,400	622,835
Olympus Corp.	9,200	358,743

    7

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Suzuken Co., Ltd.	16,730	578,690
Terumo Corp.	15,800	502,370
		3,679,651
Household & Personal Products 0.3%
Kao Corp.	28,700	1,540,195
Shiseido Co., Ltd.	27,700	522,871
Unicharm Corp.	12,900	251,807
		2,314,873
Insurance 0.4%
MS&AD Insurance Group Holdings, Inc.	24,290	659,741
Sompo Japan Nipponkoa Holdings, Inc.	22,900	679,140
T&D Holdings, Inc.	32,350	370,173
The Dai-ichi Life Insurance Co., Ltd.	45,900	634,418
Tokio Marine Holdings, Inc.	33,800	1,209,351
		3,552,823
Materials 1.9%
Air Water, Inc.	17,000	270,300
Asahi Kasei Corp.	140,000	909,632
Daicel Corp.	22,300	328,057
Denka Co., Ltd.	63,000	279,206
DIC Corp.	115,000	296,343
Hitachi Chemical Co., Ltd.	13,800	242,616
JFE Holdings, Inc.	86,700	1,175,307
JSR Corp.	19,400	281,733
Kaneka Corp.	37,000	354,101
Kobe Steel Ltd.	542,000	526,692
Kuraray Co., Ltd.	34,200	412,528
Mitsubishi Chemical Holdings Corp.	206,700	1,152,816
Mitsubishi Materials Corp.	149,000	459,605
Mitsui Chemicals, Inc.	161,000	704,815
Mitsui Mining & Smelting Co., Ltd.	128,000	202,876
Nippon Paper Industries Co., Ltd.	24,300	390,361
Nippon Steel & Sumitomo Metal Corp.	89,400	1,602,431
Nitto Denko Corp.	11,500	661,298
Oji Holdings Corp.	137,000	553,285
Shin-Etsu Chemical Co., Ltd.	26,300	1,343,306
Showa Denko K.K.	311,000	340,778
Sumitomo Chemical Co., Ltd.	155,000	787,554
Sumitomo Metal Mining Co., Ltd.	53,000	562,387
Taiheiyo Cement Corp.	112,000	322,889
Taiyo Nippon Sanso Corp.	21,300	192,748
Teijin Ltd.	146,000	534,933
Toray Industries, Inc.	114,000	966,357
Tosoh Corp.	62,000	300,031
Toyo Seikan Group Holdings Ltd.	30,900	560,696
Ube Industries Ltd.	213,000	414,857
		17,130,538
Media 0.1%
Dentsu, Inc.	14,001	744,100
Hakuhodo DY Holdings, Inc.	38,500	410,285
		1,154,385
Security	Number of Shares	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 1.0%
Astellas Pharma, Inc.	111,000	1,536,968
Chugai Pharmaceutical Co., Ltd.	9,000	275,714
Daiichi Sankyo Co., Ltd.	58,800	1,224,275
Eisai Co., Ltd.	13,700	828,085
Kyowa Hakko Kirin Co., Ltd.	20,000	289,941
Mitsubishi Tanabe Pharma Corp.	15,400	253,050
Ono Pharmaceutical Co., Ltd.	2,400	386,791
Otsuka Holdings Co., Ltd.	34,700	1,167,361
Shionogi & Co., Ltd.	10,300	449,486
Takeda Pharmaceutical Co., Ltd.	57,500	2,784,367
		9,196,038
Real Estate 0.4%
Daito Trust Construction Co., Ltd.	6,400	813,670
Daiwa House Industry Co., Ltd.	40,800	1,151,911
Mitsubishi Estate Co., Ltd.	37,800	748,314
Mitsui Fudosan Co., Ltd.	33,000	776,849
Sumitomo Realty & Development Co., Ltd.	16,500	462,533
Tokyu Fudosan Holdings Corp.	29,200	191,500
		4,144,777
Retailing 0.5%
EDION Corp.	41,500	311,418
Fast Retailing Co., Ltd.	1,400	452,685
Isetan Mitsukoshi Holdings Ltd.	36,900	468,584
J. Front Retailing Co., Ltd.	29,300	404,114
K's Holdings Corp.	9,900	337,203
Marui Group Co., Ltd.	20,800	330,002
Nitori Holdings Co., Ltd.	4,400	357,394
Shimamura Co., Ltd.	4,300	481,001
Takashimaya Co., Ltd.	42,000	359,719
Yamada Denki Co., Ltd.	228,900	1,108,486
		4,610,606
Semiconductors & Semiconductor Equipment 0.1%
Rohm Co., Ltd.	7,400	336,299
Tokyo Electron Ltd.	9,900	641,030
		977,329
Software & Services 0.4%
Fujitsu Ltd.	349,000	1,457,396
Konami Holdings Corp.	13,800	319,561
Nintendo Co., Ltd.	8,530	1,196,023
Nomura Research Institute Ltd.	7,310	265,266
NTT Data Corp.	13,000	626,394
		3,864,640
Technology Hardware & Equipment 1.8%
Brother Industries Ltd.	30,000	303,169
Canon, Inc.	125,400	3,503,980
FUJIFILM Holdings Corp.	49,200	1,900,981
Hitachi Ltd.	745,000	3,681,809
Ibiden Co., Ltd.	19,600	276,096
Keyence Corp.	673	317,579
Konica Minolta, Inc.	60,200	507,424
Kyocera Corp.	28,500	1,188,432
Murata Manufacturing Co., Ltd.	5,600	647,740
NEC Corp.	437,000	1,157,409
Nippon Electric Glass Co., Ltd.	89,000	460,635
Omron Corp.	14,400	374,248
Ricoh Co., Ltd.	109,200	1,055,801

8

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Seiko Epson Corp.	26,700	374,410
TDK Corp.	10,800	593,237
		16,342,950
Telecommunication Services 1.7%
KDDI Corp.	151,000	3,823,714
Nippon Telegraph & Telephone Corp.	136,008	5,790,214
NTT DOCOMO, Inc.	152,600	3,384,399
SoftBank Group Corp.	51,600	2,272,230
		15,270,557
Transportation 1.3%
ANA Holdings, Inc.	130,000	381,556
Central Japan Railway Co.	10,500	1,948,942
East Japan Railway Co.	26,518	2,437,478
Hankyu Hanshin Holdings, Inc.	88,000	548,993
Kamigumi Co., Ltd.	31,000	279,373
Kawasaki Kisen Kaisha Ltd.	182,000	326,733
Keio Corp.	30,000	266,619
Kintetsu Group Holdings Co., Ltd.	103,000	424,730
Mitsui O.S.K. Lines Ltd.	232,000	459,693
Nagoya Railroad Co., Ltd.	76,000	346,613
Nippon Express Co., Ltd.	154,000	721,375
Nippon Yusen K.K.	331,000	710,105
Odakyu Electric Railway Co., Ltd.	27,000	287,183
Seino Holdings Co., Ltd.	27,300	297,383
Tobu Railway Co., Ltd.	76,000	370,674
Tokyu Corp.	74,000	576,748
West Japan Railway Co.	16,363	1,060,140
Yamato Holdings Co., Ltd.	41,000	900,186
		12,344,524
Utilities 1.2%
Chubu Electric Power Co., Inc.	112,300	1,442,321
Electric Power Development Co., Ltd.	13,400	452,103
Hokkaido Electric Power Co., Inc. *	29,100	271,130
Hokuriku Electric Power Co.	28,500	403,321
Kyushu Electric Power Co., Inc. *	61,700	666,756
Osaka Gas Co., Ltd.	253,000	959,586
Shikoku Electric Power Co., Inc.	24,100	350,158
The Chugoku Electric Power Co., Inc.	42,600	567,949
The Kansai Electric Power Co., Inc. *	123,500	1,342,532
Toho Gas Co., Ltd.	48,000	315,685
Tohoku Electric Power Co., Inc.	68,800	864,011
Tokyo Electric Power Co., Inc. *	412,500	2,072,771
Tokyo Gas Co., Ltd.	265,000	1,221,026
		10,929,349
		212,849,256
Luxembourg 0.4%
Energy 0.1%
Tenaris S.A.	45,737	473,647
Materials 0.2%
ArcelorMittal (c)	436,699	1,656,730
Security	Number of Shares	Value ($)
Media 0.1%
RTL Group S.A. *	3,997	323,749
SES S.A.	17,907	468,223
		791,972
Telecommunication Services 0.0%
Millicom International Cellular S.A. SDR	7,528	332,568
		3,254,917
Netherlands 5.7%
Banks 0.2%
ING Groep N.V. CVA	180,787	2,059,578
Capital Goods 0.3%
Boskalis Westminster N.V.	5,563	219,145
Koninklijke Philips N.V.	91,839	2,445,647
		2,664,792
Commercial & Professional Supplies 0.1%
Randstad Holding N.V.	12,175	663,279
Diversified Financials 0.0%
SNS Reaal N.V. *(a)(b)(c)	124,822	—
Energy 3.3%
Fugro N.V. CVA *	14,293	210,588
Royal Dutch Shell plc, A Shares	854,453	18,683,764
Royal Dutch Shell plc, B Shares	528,204	11,508,472
		30,402,824
Food & Staples Retailing 0.3%
Koninklijke Ahold N.V.	134,890	3,051,164
Food, Beverage & Tobacco 0.2%
Heineken Holding N.V.	9,256	708,343
Heineken N.V.	10,849	942,042
		1,650,385
Household & Personal Products 0.4%
Unilever N.V. CVA	78,834	3,492,043
Insurance 0.1%
Aegon N.V.	137,727	778,843
Delta Lloyd N.V.	38,681	228,826
		1,007,669
Materials 0.3%
Akzo Nobel N.V.	21,761	1,395,902
Koninklijke DSM N.V.	20,220	980,103
		2,376,005
Media 0.1%
RELX N.V.	40,161	670,145
Wolters Kluwer N.V.	16,574	564,401
		1,234,546
Semiconductors & Semiconductor Equipment 0.1%
ASML Holding N.V.	6,209	569,875
NXP Semiconductors N.V. *	3,328	248,868
		818,743
Software & Services 0.0%
Gemalto N.V.	3,348	201,186
Telecommunication Services 0.2%
Koninklijke (Royal) KPN N.V.	530,628	2,053,344
VimpelCom Ltd. ADR	52,520	172,791
		2,226,135

    9

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Transportation 0.1%
PostNL N.V. *	69,143	251,617
TNT Express N.V.	72,501	618,503
		870,120
		52,718,469
New Zealand 0.1%
Materials 0.0%
Fletcher Building Ltd.	84,713	379,771
Telecommunication Services 0.1%
Spark New Zealand Ltd.	325,057	711,016
Utilities 0.0%
Meridian Energy Ltd.	183,443	280,361
		1,371,148
Norway 0.9%
Banks 0.1%
DNB A.S.A.	60,585	731,022
Energy 0.5%
Petroleum Geo-Services A.S.A.	76,782	234,310
Statoil A.S.A.	305,935	4,186,251
		4,420,561
Food, Beverage & Tobacco 0.1%
Marine Harvest A.S.A. *	25,848	352,289
Orkla A.S.A.	85,579	693,311
		1,045,600
Materials 0.1%
Norsk Hydro A.S.A.	175,449	583,266
Yara International A.S.A.	19,272	730,596
		1,313,862
Telecommunication Services 0.1%
Telenor A.S.A.	71,640	1,168,608
		8,679,653
Portugal 0.3%
Banks 0.0%
Banco Comercial Portugues S.A., Class R *	3,981,767	168,440
Energy 0.1%
Galp Energia, SGPS, S.A.	55,844	662,568
Food & Staples Retailing 0.0%
Jeronimo Martins, SGPS, S.A.	19,331	269,596
Telecommunication Services 0.1%
Pharol SGPS S.A. *	1,743,098	451,304
Utilities 0.1%
EDP - Energias de Portugal S.A.	369,771	1,291,263
		2,843,171
Security	Number of Shares	Value ($)
Singapore 0.9%
Banks 0.3%
DBS Group Holdings Ltd.	78,556	780,952
Oversea-Chinese Banking Corp., Ltd.	139,497	780,637
United Overseas Bank Ltd.	64,552	820,635
		2,382,224
Capital Goods 0.1%
Keppel Corp., Ltd.	138,200	492,861
Sembcorp Industries Ltd.	121,400	216,334
		709,195
Food, Beverage & Tobacco 0.1%
Golden Agri-Resources Ltd.	997,800	261,378
Wilmar International Ltd.	234,766	474,660
		736,038
Media 0.0%
Singapore Press Holdings Ltd.	129,700	325,563
Real Estate 0.0%
CapitaLand Ltd.	101,500	220,641
Retailing 0.0%
Jardine Cycle & Carriage Ltd.	11,600	306,492
Technology Hardware & Equipment 0.1%
Flextronics International Ltd. *	66,080	692,519
Venture Corp., Ltd.	43,200	236,681
		929,200
Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	528,686	1,310,956
Transportation 0.1%
ComfortDelGro Corp., Ltd.	126,100	251,983
Hutchison Port Holdings Trust, Class U	520,000	248,459
Singapore Airlines Ltd.	69,670	542,002
		1,042,444
		7,962,753
Spain 4.2%
Banks 1.6%
Banco Bilbao Vizcaya Argentaria S.A.	573,398	3,690,719
Banco de Sabadell S.A.	282,612	511,509
Banco Popular Espanol S.A.	209,706	566,614
Banco Santander S.A.	2,286,717	9,799,556
CaixaBank S.A.	163,023	495,306
		15,063,704
Capital Goods 0.2%
ACS, Actividades de Construccion y Servicios S.A.	26,464	672,331
Ferrovial S.A.	34,762	761,734
		1,434,065
Energy 0.3%
Repsol S.A.	298,575	3,095,771
Food & Staples Retailing 0.0%
Distribuidora Internacional de Alimentacion S.A. *	47,010	253,405

10

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.0%
Mapfre S.A.	129,048	289,874
Retailing 0.1%
Industria de Diseno Textil S.A.	36,762	1,209,809
Software & Services 0.1%
Amadeus IT Holding S.A., A Shares	13,469	550,057
Telecommunication Services 1.0%
Telefonica S.A.	834,723	8,810,064
Transportation 0.1%
Abertis Infraestructuras S.A.	39,884	594,207
Utilities 0.8%
Acciona S.A.	4,649	357,148
Enagas S.A.	11,896	346,009
Endesa S.A.	55,161	1,067,876
Gas Natural SDG S.A.	37,242	731,584
Iberdrola S.A.	585,337	4,114,485
Red Electrica Corp. S.A.	5,081	411,378
		7,028,480
		38,329,436
Sweden 2.3%
Automobiles & Components 0.1%
Autoliv, Inc. (c)	5,849	601,160
Banks 0.4%
Nordea Bank AB	172,881	1,740,860
Skandinaviska Enskilda Banken AB, A Shares	66,022	636,353
Svenska Handelsbanken AB, A Shares	65,756	827,368
Swedbank AB, A Shares	46,827	982,094
		4,186,675
Capital Goods 0.7%
Alfa Laval AB	20,666	356,306
Assa Abloy AB, Class B	30,167	639,394
Atlas Copco AB, A Shares	30,419	651,172
Atlas Copco AB, B Shares	15,739	321,446
NCC AB, B Shares	9,236	313,556
Sandvik AB	101,463	849,072
Skanska AB, B Shares	37,937	731,941
SKF AB, B Shares	32,748	499,459
Trelleborg AB, B Shares	14,097	243,325
Volvo AB, A Shares	20,027	184,961
Volvo AB, B Shares	148,249	1,346,522
		6,137,154
Commercial & Professional Supplies 0.0%
Securitas AB, B Shares	29,347	432,578
Consumer Durables & Apparel 0.1%
Electrolux AB, B Shares	21,233	462,502
Husqvarna AB, B Shares	41,115	261,152
		723,654
Food, Beverage & Tobacco 0.1%
Swedish Match AB	14,555	517,762
Health Care Equipment & Services 0.0%
Getinge AB, B Shares	11,563	254,691
Security	Number of Shares	Value ($)
Household & Personal Products 0.1%
Svenska Cellulosa AB, S.C.A., B Shares	44,036	1,305,123
Materials 0.1%
Boliden AB	30,858	429,316
SSAB AB, A Shares *(c)	32,089	77,398
SSAB AB, B Shares *(c)	46,715	98,130
		604,844
Retailing 0.2%
Hennes & Mauritz AB, B Shares	49,488	1,620,594
Technology Hardware & Equipment 0.3%
Telefonaktiebolaget LM Ericsson, B Shares	274,991	2,442,601
Telecommunication Services 0.2%
Tele2 AB, B Shares	85,994	715,076
TeliaSonera AB	327,649	1,547,481
		2,262,557
		21,089,393
Switzerland 6.1%
Capital Goods 0.5%
ABB Ltd. - Reg'd *	168,836	2,917,487
Geberit AG - Reg'd	1,151	407,993
Schindler Holding AG	1,793	274,776
Schindler Holding AG - Reg'd	150	23,180
Wolseley plc	22,196	1,101,069
		4,724,505
Commercial & Professional Supplies 0.1%
Adecco S.A. - Reg'd *	13,611	835,581
SGS S.A. - Reg'd	274	532,506
		1,368,087
Consumer Durables & Apparel 0.2%
Cie Financiere Richemont S.A. - Reg'd	19,422	1,262,350
The Swatch Group AG - Bearer Shares	1,592	544,477
The Swatch Group AG - Reg'd	3,439	228,230
		2,035,057
Diversified Financials 0.3%
Credit Suisse Group AG - Reg'd *	91,310	1,617,590
UBS Group AG - Reg’d	61,034	1,008,597
		2,626,187
Energy 0.1%
Transocean Ltd. (c)	97,599	1,023,582
Food, Beverage & Tobacco 1.3%
Aryzta AG *	6,085	278,408
Chocoladefabriken Lindt & Sprungli AG	29	169,930
Chocoladefabriken Lindt & Sprungli AG - Reg'd	2	138,133
Coca-Cola HBC AG CDI *	16,274	333,253
Nestle S.A. - Reg'd	156,563	11,534,366
		12,454,090
Insurance 0.7%
Baloise Holding AG - Reg'd	2,785	341,399
Swiss Life Holding AG - Reg'd *	1,799	458,573

    11

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Swiss Re AG	26,190	2,437,928
Zurich Insurance Group AG *	12,802	2,837,760
		6,075,660
Materials 0.8%
Clariant AG - Reg'd *	16,207	264,651
Givaudan S.A. - Reg'd *	313	586,150
Glencore plc *	2,309,191	2,977,224
LafargeHolcim Ltd. - Reg'd *	31,869	1,341,332
Sika AG	103	368,599
Syngenta AG - Reg'd	4,504	1,658,440
		7,196,396
Pharmaceuticals, Biotechnology & Life Sciences 1.7%
Actelion Ltd. - Reg'd *	1,785	235,227
Lonza Group AG - Reg'd *	2,107	322,791
Novartis AG - Reg'd	100,650	7,797,699
Roche Holding AG	27,653	7,162,795
Roche Holding AG - Bearer Shares	949	244,159
		15,762,671
Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics N.V.	80,097	524,138
Technology Hardware & Equipment 0.1%
TE Connectivity Ltd.	17,649	1,008,817
Telecommunication Services 0.1%
Swisscom AG - Reg'd	1,743	867,010
Transportation 0.1%
Kuehne & Nagel International AG - Reg'd	3,521	466,004
		56,132,204
United Kingdom 17.3%
Automobiles & Components 0.1%
Fiat Chrysler Automobiles N.V.	52,125	364,956
GKN plc	110,573	442,420
		807,376
Banks 2.1%
Barclays plc	1,410,097	3,773,238
HSBC Holdings plc	1,562,936	11,022,633
Lloyds Banking Group plc	2,955,844	2,769,203
Royal Bank of Scotland Group plc *	183,558	664,527
Standard Chartered plc	226,561	1,528,379
		19,757,980
Capital Goods 0.8%
BAE Systems plc	285,822	2,113,895
Balfour Beatty plc *	123,203	441,794
Bunzl plc	16,489	441,123
Carillion plc (c)	59,926	235,514
CNH Industrial N.V.	60,049	374,626
Cobham plc	80,690	292,953
DCC plc	5,113	394,739
IMI plc	20,176	232,975
Meggitt plc	47,414	246,599
Rolls-Royce Holdings plc *	150,371	1,196,132
Smiths Group plc	31,491	426,047
The Weir Group plc	15,376	190,377
Travis Perkins plc	16,568	433,502
		7,020,276
Security	Number of Shares	Value ($)
Commercial & Professional Supplies 0.2%
AA plc	39,650	167,136
Aggreko plc	19,120	233,392
Babcock International Group plc	21,545	282,338
Capita plc	23,042	387,861
G4S plc	143,032	464,341
Intertek Group plc	6,700	271,557
Serco Group plc *	202,226	246,854
		2,053,479
Consumer Durables & Apparel 0.1%
Barratt Developments plc	34,712	297,750
Burberry Group plc	18,384	315,047
Persimmon plc	8,654	252,517
Taylor Wimpey plc	95,417	263,097
		1,128,411
Consumer Services 0.4%
Carnival plc	8,942	446,069
Compass Group plc	95,215	1,638,637
InterContinental Hotels Group plc	11,663	383,274
Thomas Cook Group plc *	177,959	272,229
Whitbread plc	5,476	313,831
William Hill plc	48,035	267,418
		3,321,458
Diversified Financials 0.1%
3i Group plc	27,207	172,499
ICAP plc	36,083	249,612
Man Group plc	234,890	549,327
		971,438
Energy 3.0%
Amec Foster Wheeler plc	39,863	236,015
BG Group plc	238,474	3,608,779
BP plc	4,226,005	22,821,351
John Wood Group plc	47,011	434,539
Petrofac Ltd.	25,546	291,124
Subsea 7 S.A. *	40,679	243,591
Tullow Oil plc *	85,250	211,294
		27,846,693
Food & Staples Retailing 1.0%
Booker Group plc	122,114	290,605
J. Sainsbury plc	422,829	1,484,588
Tesco plc *	1,966,214	4,892,180
WM Morrison Supermarkets plc	839,525	2,099,973
		8,767,346
Food, Beverage & Tobacco 1.6%
Associated British Foods plc	15,526	700,433
British American Tobacco plc	111,029	6,186,919
Diageo plc	99,186	2,670,236
Imperial Tobacco Group plc	56,318	3,049,371
SABMiller plc	31,965	1,914,155
Tate & Lyle plc	49,955	447,628
		14,968,742
Health Care Equipment & Services 0.1%
Smith & Nephew plc	39,180	652,651
Household & Personal Products 0.5%
Reckitt Benckiser Group plc	23,928	2,128,181
Unilever plc	66,042	2,903,519
		5,031,700

12

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Insurance 0.8%
Admiral Group plc	12,377	314,473
Amlin plc	31,266	298,411
Aviva plc	243,592	1,679,996
Direct Line Insurance Group plc	105,781	568,202
Legal & General Group plc	212,174	740,555
Old Mutual plc	286,623	699,262
Phoenix Group Holdings	18,052	223,795
Prudential plc	72,132	1,417,118
RSA Insurance Group plc	97,123	579,864
Standard Life plc	114,904	600,358
Willis Towers Watson plc	4,460	510,536
		7,632,570
Materials 1.1%
Anglo American plc	363,361	1,449,344
Antofagasta plc	51,357	280,265
BHP Billiton plc	289,419	2,810,296
DS Smith plc	47,992	251,106
Johnson Matthey plc	19,166	677,988
KAZ Minerals plc *(c)	110,292	181,900
Mondi plc	22,252	362,774
Rexam plc	68,120	584,072
Rio Tinto plc	138,591	3,398,495
Vedanta Resources plc (c)	39,409	138,190
		10,134,430
Media 0.6%
Informa plc	38,390	349,140
ITV plc	91,848	351,123
Liberty Global plc, Class A *	7,695	264,785
Liberty Global plc, Series C *	20,777	692,082
Pearson plc	64,782	731,355
RELX plc	38,572	678,653
Sky plc	52,605	813,937
WPP plc	57,824	1,257,527
		5,138,602
Pharmaceuticals, Biotechnology & Life Sciences 1.6%
AstraZeneca plc	109,969	7,080,962
GlaxoSmithKline plc	381,969	7,868,739
		14,949,701
Real Estate 0.0%
Land Securities Group plc	23,026	361,125
Retailing 0.5%
Home Retail Group plc	365,553	714,732
Inchcape plc	46,041	473,407
Kingfisher plc	281,190	1,315,858
Marks & Spencer Group plc	156,326	949,198
Next plc	6,769	670,919
		4,124,114
Software & Services 0.1%
The Sage Group plc	60,139	536,084
Telecommunication Services 1.4%
BT Group plc	422,401	2,939,743
Inmarsat plc	19,690	310,008
Vodafone Group plc	3,042,607	9,780,001
		13,029,752
Transportation 0.1%
easyJet plc	11,676	258,819
FirstGroup plc *	329,668	439,070
Security	Number of Shares	Value ($)
International Consolidated Airlines Group S.A.	32,160	248,682
Royal Mail plc	61,497	404,304
		1,350,875
Utilities 1.1%
Centrica plc	837,059	2,456,020
Drax Group plc	79,113	285,543
National Grid plc	268,345	3,780,631
Pennon Group plc	23,128	293,155
Severn Trent plc	17,758	557,264
SSE plc	112,925	2,343,120
United Utilities Group plc	42,927	587,311
		10,303,044
		159,887,847
Total Common Stock
(Cost $1,086,992,192)		949,785,608

Preferred Stock 0.6% of net assets
Germany 0.4%
Automobiles & Components 0.3%
Bayerische Motoren Werke AG	6,075	418,279
Volkswagen AG	20,084	2,338,813
		2,757,092
Household & Personal Products 0.1%
Henkel AG & Co. KGaA	7,774	826,000
Utilities 0.0%
RWE AG, Non Voting Shares	17,183	184,003
		3,767,095
Italy 0.2%
Banks 0.0%
Intesa Sanpaolo S.p.A. - RSP	69,978	186,068
Telecommunication Services 0.2%
Telecom Italia S.p.A. - RSP	1,274,510	1,147,010
		1,333,078
Total Preferred Stock
(Cost $6,755,417)		5,100,173

Rights 0.0% of net assets
Spain 0.0%
Utilities 0.0%
Iberdrola S.A. *(a)	643,556	89,906
Total Rights
(Cost $88,695)		89,906

    13

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Other Investment Company 1.6% of net assets
United States 1.6%
Securities Lending Collateral 1.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (d)	14,563,063	14,563,063
Total Other Investment Company
(Cost $14,563,063)		14,563,063
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.5% of net assets
Time Deposits 0.5%
Brown Brothers Harriman
Danish Krone
(0.50%), 02/01/16	38,148	5,538
Euro
(0.31%), 02/01/16	4,795	5,194
Hong Kong Dollar
0.01%, 02/01/16	3,623	466
Japanese Yen
0.01%, 02/01/16	782	6
New Zealand Dollar
1.38%, 02/01/16	5,332	3,453
Norwegian Krone
0.13%, 02/01/16	85,157	9,809
Singapore Dollar
0.10%, 02/01/16	4,674	3,281
Swedish Krone
(0.61%), 02/01/16	577	67
Swiss Franc
(1.00%), 02/01/16	129	126
National Australia Bank
AUD
0.98%, 02/01/16	52,436	37,112
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.14%, 02/01/16	4,875,661	4,875,661
Wells Fargo
Canadian Dollar
0.05%, 02/01/16	160,352	114,464
Total Short-Term Investments
(Cost $5,055,177)		5,055,177

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $1,127,988,957 and the unrealized appreciation and depreciation were $55,545,669 and ($208,940,699), respectively, with a net unrealized depreciation of ($153,395,030).
At 01/31/16, the values of certain foreign securities held by the fund aggregating $883,813,360 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $13,546,862.
(d)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)
SDR –	Swedish Depositary Receipt
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EAFE, e-mini, Long, expires 03/18/16	5	400,400	12,394

14

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$577,653,736	$—	$577,653,736
Canada [1]	61,707,462	—	—	61,707,462
Ireland [1]	—	4,333,238	—	4,333,238
Technology Hardware & Equipment	964,228	—	—	964,228
Israel [1]	—	4,227,281	—	4,227,281
Software & Services	265,826	—	—	265,826
Netherlands [1]	—	46,181,548	—	46,181,548
Diversified Financials	—	—	—	—
Household & Personal Products	3,492,043	—	—	3,492,043
Semiconductors & Semiconductor Equipment	248,868	569,875	—	818,743
Telecommunication Services	172,791	2,053,344	—	2,226,135
Portugal [1]	—	2,391,867	—	2,391,867
Telecommunication Services	451,304	—	—	451,304
Singapore [1]	—	7,033,553	—	7,033,553
Technology Hardware & Equipment	692,519	236,681	—	929,200
Sweden [1]	—	20,488,233	—	20,488,233
Automobiles & Components	601,160	—	—	601,160
Switzerland [1]	—	55,123,387	—	55,123,387
Technology Hardware & Equipment	1,008,817	—	—	1,008,817
United Kingdom[1]	—	147,116,675	—	147,116,675
Insurance	510,536	7,122,034	—	7,632,570
Media	956,867	4,181,735	—	5,138,602
Preferred Stock[1]	—	5,100,173	—	5,100,173
Rights [1]	—	—	89,906	89,906
Other Investment Company[1]	14,563,063	—	—	14,563,063
Short-Term Investments[1]	—	5,055,177	—	5,055,177
Total	$85,635,484	$888,868,537	$89,906	$974,593,927
Other Financial Instruments
Futures Contracts[2]	$12,394	$—	$—	$12,394
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
    15

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Preferred Stock
United Kingdom	$21,162	($462)	$3	$—	($20,703)	$—	$—	$—
Rights
Spain	—	1	1,211	88,695	(1)	—	—	89,906
Total	$21,162	($461)	$1,214	$88,695	($20,704)	$—	$—	$89,906
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $3,643,990 from Level 1 to Level 2 for the period ended January 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers from Level 2 to Level 1 and no transfers in or out of Level 3 during the period.
16

Schwab Capital Trust
Schwab Fundamental International Small Company Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.2%	Common Stock	377,677,198	376,472,403
0.5%	Preferred Stock	1,734,628	1,742,976
4.6%	Other Investment Companies	17,656,294	17,705,864
0.2%	Short-Term Investments	876,151	876,151
103.5%	Total Investments	397,944,271	396,797,394
(3.5%)	Other Assets and Liabilities, Net		(13,415,170)
100.0%	Net Assets		383,382,224

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets
Australia 5.9%
Banks 0.1%
Bank of Queensland Ltd.	45,410	425,369
Capital Goods 0.2%
Cardno Ltd.	116,602	78,388
GWA Group Ltd.	128,178	184,979
Monadelphous Group Ltd. (a)	69,799	312,265
Seven Group Holdings Ltd.	42,614	144,405
		720,037
Commercial & Professional Supplies 0.5%
ALS Ltd.	155,694	369,171
Broadspectrum Ltd *	497,544	429,901
Cabcharge Australia Ltd.	46,893	104,547
Cleanaway Waste Management Ltd.	588,034	308,889
Mineral Resources Ltd.	54,907	146,742
Recall Holdings Ltd.	33,205	156,004
SAI Global Ltd.	50,138	145,148
Seek Ltd.	17,769	184,988
Spotless Group Holdings Ltd.	147,303	110,049
		1,955,439
Consumer Durables & Apparel 0.1%
Billabong International Ltd. *	89,058	102,829
G.U.D. Holdings Ltd.	34,324	159,766
		262,595
Consumer Services 0.5%
Ardent Leisure Group	119,702	175,574
Aristocrat Leisure Ltd.	30,662	225,322
Crown Resorts Ltd.	74,183	654,314
Flight Centre Travel Group Ltd.	8,881	248,190
InvoCare Ltd.	10,293	87,383
Security	Number of Shares	Value ($)
Navitas Ltd.	51,463	171,614
The Star Entertainment Grp Ltd	133,544	515,471
		2,077,868
Diversified Financials 0.3%
ASX Ltd.	18,263	552,416
Challenger Ltd.	60,162	342,406
IOOF Holdings Ltd.	32,180	188,880
Perpetual Ltd.	5,814	171,626
		1,255,328
Energy 0.1%
AWE Ltd. *	244,016	91,123
Beach Energy Ltd.	457,238	124,381
Whitehaven Coal Ltd. *(a)	287,056	85,351
		300,855
Food, Beverage & Tobacco 0.4%
Bega Cheese Ltd.	38,831	195,948
GrainCorp Ltd., Class A	79,128	482,621
Treasury Wine Estates Ltd.	132,884	864,878
		1,543,447
Health Care Equipment & Services 0.6%
Ansell Ltd.	20,933	300,844
Australian Pharmaceutical Industries Ltd.	163,456	243,837
Cochlear Ltd.	6,089	408,114
Healthscope Ltd.	70,368	111,238
Primary Health Care Ltd.	170,449	300,396
Ramsay Health Care Ltd.	9,854	427,825
Sigma Pharmaceuticals Ltd.	985,894	580,134
		2,372,388
Insurance 0.1%
nib Holdings Ltd.	98,994	252,442
Materials 0.7%
Adelaide Brighton Ltd.	101,944	344,418
CSR Ltd.	238,904	436,314
DuluxGroup Ltd.	42,500	196,965
Iluka Resources Ltd.	126,596	496,694
Nufarm Ltd.	54,494	267,294
OceanaGold Corp.	76,972	158,790
Orora Ltd.	167,348	261,313
OZ Minerals Ltd.	214,572	586,937
Western Areas Ltd.	46,808	63,693
		2,812,418
Media 0.5%
APN News & Media Ltd. *	430,293	159,210
Event Hospitality and Entertainment Ltd	12,317	132,823
Fairfax Media Ltd.	971,281	616,264
Nine Entertainment Co. Holdings Ltd.	130,793	154,910
Seven West Media Ltd.	537,396	320,065
Southern Cross Media Group Ltd.	258,699	208,707

    1

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Ten Network Holdings Ltd. *	97,116	83,328
Village Roadshow Ltd.	32,125	159,591
		1,834,898
Real Estate 0.7%
Charter Hall Retail REIT	44,770	131,608
Dexus Property Group	116,597	614,969
Goodman Group	133,978	586,652
Investa Office Fund	67,331	188,315
The GPT Group	170,773	597,378
Vicinity Centres	232,683	484,417
		2,603,339
Retailing 0.6%
Automotive Holdings Group Ltd.	91,270	282,948
Burson Group Ltd.	37,872	113,159
Harvey Norman Holdings Ltd.	138,522	441,713
JB Hi-Fi Ltd. (a)	32,023	536,880
Myer Holdings Ltd. (a)	698,939	518,940
Premier Investments Ltd.	23,406	220,079
Super Retail Group Ltd.	28,409	207,653
		2,321,372
Software & Services 0.2%
carsales.com Ltd.	14,196	119,966
Computershare Ltd.	71,315	532,428
IRESS Ltd.	17,270	118,929
		771,323
Transportation 0.2%
Qube Holdings Ltd.	57,340	93,618
Sydney Airport	105,748	497,956
Virgin Australia International Holdings (b)(c)	176,214	—
		591,574
Utilities 0.1%
AusNet Services	410,437	429,821
		22,530,513
Austria 0.8%
Capital Goods 0.3%
ANDRITZ AG	10,829	503,531
Wienerberger AG	32,100	491,217
Zumtobel Group AG	7,217	149,782
		1,144,530
Energy 0.0%
Schoeller-Bleckmann Oilfield Equipment AG	2,257	117,813
Insurance 0.1%
UNIQA Insurance Group AG	11,191	70,796
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,941	270,299
		341,095
Materials 0.1%
Lenzing AG	2,516	167,869
RHI AG	9,014	169,371
		337,240
Real Estate 0.1%
IMMOFINANZ AG *	117,934	222,264
Semiconductors & Semiconductor Equipment 0.0%
ams AG	2,334	64,451
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Telekom Austria AG	65,224	359,406
Transportation 0.1%
Oesterreichische Post AG	10,064	357,179
Utilities 0.0%
Verbund AG (a)	12,373	149,518
		3,093,496
Belgium 1.0%
Diversified Financials 0.1%
Ackermans & van Haaren N.V.	1,316	170,509
Gimv N.V.	6,118	294,813
		465,322
Health Care Equipment & Services 0.0%
Fagron	7,034	52,478
Household & Personal Products 0.1%
Ontex Group N.V.	4,050	150,092
Materials 0.3%
Bekaert N.V.	22,671	730,427
Nyrstar N.V. *(a)	150,067	220,194
Tessenderlo Chemie N.V. *	9,164	242,686
		1,193,307
Real Estate 0.1%
Befimmo S.A.	2,382	136,633
Cofinimmo S.A.	2,317	252,346
		388,979
Technology Hardware & Equipment 0.1%
Barco N.V.	4,024	252,703
EVS Broadcast Equipment S.A.	5,231	167,424
		420,127
Telecommunication Services 0.1%
Mobistar S.A. *	22,703	471,805
Transportation 0.1%
bpost S.A.	12,864	305,172
Utilities 0.1%
Elia System Operator S.A./N.V.	8,675	418,367
		3,865,649
Canada 7.4%
Automobiles & Components 0.1%
Linamar Corp.	6,732	262,524
Martinrea International, Inc.	24,171	163,049
		425,573
Banks 0.2%
Canadian Western Bank	12,539	205,507
Genworth MI Canada, Inc. (a)	12,905	223,205
Home Capital Group, Inc. (a)	8,770	180,045
Laurentian Bank of Canada	6,311	214,887
		823,644
Capital Goods 0.7%
Aecon Group, Inc.	31,272	323,904
Ag Growth International, Inc.	3,162	64,373
ATS Automation Tooling Systems, Inc. *	12,056	91,567
Bird Construction, Inc.	17,064	140,810
CAE, Inc.	40,119	418,974

2

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
MacDonald, Dettwiler & Associates Ltd.	4,699	291,990
New Flyer Industries, Inc.	10,249	195,191
Russel Metals, Inc.	32,817	368,251
Toromont Industries Ltd.	13,081	265,747
Wajax Corp.	15,676	174,451
WSP Global, Inc.	8,223	236,318
		2,571,576
Commercial & Professional Supplies 0.4%
Horizon North Logistics, Inc.	47,794	62,433
Morneau Shepell, Inc.	11,957	124,956
Progressive Waste Solutions Ltd.	21,185	595,672
Ritchie Bros. Auctioneers, Inc.	9,355	213,558
Stantec, Inc.	12,048	293,610
Transcontinental, Inc., Class A	32,520	428,060
		1,718,289
Consumer Durables & Apparel 0.2%
Dorel Industries, Inc., Class B	18,336	360,595
Gildan Activewear, Inc.	17,999	454,311
		814,906
Consumer Services 0.1%
EnerCare, Inc.	10,222	116,164
Great Canadian Gaming Corp. *	8,827	112,472
		228,636
Diversified Financials 0.1%
AGF Management Ltd., Class B	79,346	266,771
Canaccord Genuity Group, Inc.	22,921	80,990
Dundee Corp., Class A *	26,726	91,955
		439,716
Energy 1.5%
AltaGas Ltd.	19,049	445,732
Bankers Petroleum Ltd. *	69,381	44,078
Bonterra Energy Corp.	5,322	61,582
Calfrac Well Services Ltd. (a)	88,022	91,107
Canadian Energy Services & Technology Corp. (a)	21,742	60,683
Canyon Services Group, Inc.	24,195	74,093
Crew Energy, Inc. *	26,416	72,786
Enbridge Income Fund Holdings, Inc.	6,159	128,684
Enerflex Ltd.	32,949	302,230
Ensign Energy Services, Inc.	75,889	359,158
Gran Tierra Energy, Inc. *	99,651	227,627
Keyera Corp.	20,674	566,694
MEG Energy Corp. *	17,762	73,665
Mullen Group Ltd. (a)	32,992	353,730
Newalta Corp.	30,162	60,716
NuVista Energy Ltd. *	28,805	92,528
Parkland Fuel Corp.	29,162	462,129
Pason Systems, Inc.	11,296	144,577
Peyto Exploration & Development Corp. (a)	15,502	333,411
Precision Drilling Corp.	126,500	430,727
Secure Energy Services, Inc.	14,331	76,622
ShawCor Ltd.	21,096	455,531
Tourmaline Oil Corp. *	4,677	93,246
Trican Well Service Ltd. *	410,105	494,737
Security	Number of Shares	Value ($)
Trinidad Drilling Ltd.	124,996	174,882
Veresen, Inc.	37,496	213,590
		5,894,545
Food & Staples Retailing 0.2%
Liquor Stores N.A. Ltd.	14,727	78,213
The Jean Coutu Group (PJC), Inc., Class A	22,614	317,845
The North West Co., Inc.	18,115	394,783
		790,841
Food, Beverage & Tobacco 0.2%
Cott Corp.	32,200	330,298
Maple Leaf Foods, Inc.	25,163	409,893
		740,191
Insurance 0.1%
Industrial Alliance Insurance & Financial Services, Inc.	16,124	478,690
Materials 1.7%
Agnico-Eagle Mines Ltd.	22,196	657,847
Alamos Gold, Inc., Class A	33,730	110,034
Canfor Corp. *	15,895	177,796
Cascades, Inc.	49,019	368,106
CCL Industries, Inc., Class B	2,138	301,417
Centerra Gold, Inc.	56,577	257,664
Chemtrade Logistics Income Fund	13,226	146,809
Dominion Diamond Corp.	10,787	115,116
Eldorado Gold Corp.	125,908	285,807
Franco-Nevada Corp.	6,282	278,159
HudBay Minerals, Inc.	47,456	93,496
IAMGOLD Corp. *	347,168	505,548
Interfor Corp. *	9,495	73,539
Labrador Iron Ore Royalty Corp.	11,786	74,709
Lundin Mining Corp. *	114,725	284,171
Major Drilling Group International, Inc.	42,005	160,116
Methanex Corp.	12,775	340,509
Nevsun Resources Ltd.	43,165	117,395
New Gold, Inc. *	76,492	188,377
Pan American Silver Corp.	47,230	313,540
Resolute Forest Products, Inc. *	53,540	301,966
SEMAFO, Inc. *	62,700	156,649
Sherritt International Corp. (a)	530,160	264,910
Silver Wheaton Corp.	26,962	317,755
West Fraser Timber Co., Ltd.	13,786	473,835
		6,365,270
Media 0.4%
Aimia, Inc.	49,199	328,719
Cineplex, Inc.	11,260	393,043
Cogeco Communications, Inc.	4,631	209,088
Cogeco, Inc.	2,845	108,751
Corus Entertainment, Inc., Class B	32,343	224,640
Entertainment One Ltd.	43,681	93,595
		1,357,836
Real Estate 0.5%
Artis Real Estate Investment Trust	9,873	85,135
Boardwalk Real Estate Investment Trust (a)	4,077	128,168

    3

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Canadian Apartment Properties REIT	4,999	106,731
Canadian Real Estate Investment Trust	4,551	133,356
Colliers International Group, Inc.	3,034	131,851
Cominar Real Estate Investment Trust	11,713	124,580
Dream Office Real Estate Investment Trust	10,117	116,271
First Capital Realty, Inc.	13,378	178,768
Granite Real Estate Investment Trust	6,504	174,799
H&R Real Estate Investment Trust	15,104	203,234
RioCan Real Estate Investment Trust	21,920	387,109
Smart Real Estate Investment Trust	8,925	197,243
		1,967,245
Retailing 0.2%
Dollarama, Inc.	8,600	461,462
Hudson's Bay Co.	19,500	240,809
Uni-Select, Inc.	4,310	186,442
		888,713
Software & Services 0.2%
Constellation Software, Inc.	588	214,062
DH Corp.	11,391	255,889
Open Text Corp.	6,775	331,472
		801,423
Telecommunication Services 0.0%
Manitoba Telecom Services, Inc.	6,776	145,977
Transportation 0.2%
Air Canada *	11,936	66,884
Exchange Income Corp.	5,430	92,561
TransForce, Inc.	25,970	389,300
Westshore Terminals Investment Corp.	10,656	99,721
		648,466
Utilities 0.4%
Capital Power Corp.	34,899	469,339
Just Energy Group, Inc.	51,014	339,025
Northland Power, Inc.	15,746	218,504
Superior Plus Corp.	58,343	434,376
		1,461,244
		28,562,781
Denmark 1.6%
Banks 0.2%
Jyske Bank A/S - Reg'd *	7,180	315,282
Sydbank A/S	10,764	314,306
		629,588
Capital Goods 0.2%
NKT Holding A/S	7,197	400,080
PER Aarsleff A/S, Class B	275	84,317
Rockwool International A/S, B Shares	1,910	289,362
		773,759
Security	Number of Shares	Value ($)
Consumer Durables & Apparel 0.2%
Pandora A/S	5,287	707,324
Food, Beverage & Tobacco 0.1%
Royal Unibrew A/S	3,667	153,752
Schouw & Co.	3,526	208,317
		362,069
Health Care Equipment & Services 0.3%
Coloplast A/S, Class B	7,966	653,995
GN Store Nord A/S	17,401	325,769
William Demant Holding A/S *	2,161	190,494
		1,170,258
Insurance 0.1%
Topdanmark A/S *	6,927	176,034
Tryg A/S	13,657	261,137
		437,171
Materials 0.2%
Chr. Hansen Holding A/S	5,043	308,768
Novozymes A/S, B Shares	12,941	540,147
		848,915
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
H. Lundbeck A/S *	13,450	436,864
Retailing 0.0%
Matas A/S	5,266	99,515
Software & Services 0.1%
SimCorp A/S	4,370	214,408
Transportation 0.1%
D/S Norden A/S *(a)	17,928	239,022
Dfds A/S	7,480	265,444
		504,466
		6,184,337
Finland 1.7%
Capital Goods 0.6%
Cargotec Oyj, B Shares	10,468	333,691
Cramo Oyj	11,777	226,508
Konecranes Oyj	12,760	283,174
Outotec Oyj (a)	79,098	310,789
PKC Group Oyj	4,881	75,718
Ramirent Oyj	22,939	153,337
Uponor Oyj	12,648	194,595
Valmet Oyj	22,183	220,539
Yit Oyj	99,442	529,785
		2,328,136
Commercial & Professional Supplies 0.1%
Caverion Corp.	33,499	319,187
Lassila & Tikanoja Oyj	7,040	132,166
		451,353
Consumer Durables & Apparel 0.2%
Amer Sports Oyj	18,495	506,234
Fiskars Oyj Abp	5,567	107,830
		614,064
Health Care Equipment & Services 0.0%
Oriola-KD Oyj, B Shares *	23,232	105,588
Materials 0.4%
Huhtamaki Oyj	17,146	606,103
Kemira Oyj	31,087	352,191

4

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Metsa Board Oyj	33,704	225,393
Outokumpu Oyj *(a)	78,256	192,387
Tikkurila Oyj	10,757	182,442
		1,558,516
Media 0.1%
Sanoma Oyj	95,590	441,629
Real Estate 0.0%
Sponda Oyj	35,264	144,238
Retailing 0.1%
Stockmann Oyj Abp, B Shares *(a)	32,629	250,676
Software & Services 0.2%
Tieto Oyj	23,130	622,726
		6,516,926
France 4.4%
Automobiles & Components 0.1%
Plastic Omnium S.A.	10,465	341,701
Banks 0.1%
Natixis S.A.	96,684	473,035
Capital Goods 0.1%
Saft Groupe S.A.	6,086	159,081
Tarkett S.A.	3,513	93,354
		252,435
Commercial & Professional Supplies 0.4%
Derichebourg S.A. *	69,715	220,883
Edenred	30,243	569,016
Elior (d)	7,102	142,485
Societe BIC S.A.	3,755	611,563
		1,543,947
Consumer Durables & Apparel 0.2%
SEB S.A.	6,293	614,395
Diversified Financials 0.1%
Coface S.A.	14,300	117,280
Eurazeo S.A.	7,538	460,149
		577,429
Energy 0.1%
Bourbon S.A. (a)	14,482	188,643
Etablissements Maurel et Prom *	39,687	118,441
		307,084
Food, Beverage & Tobacco 0.1%
Remy Cointreau S.A.	4,069	292,246
Vilmorin & Cie S.A.	2,220	156,969
		449,215
Health Care Equipment & Services 0.2%
BioMerieux	2,575	323,825
Orpea	4,223	334,289
		658,114
Insurance 0.1%
Euler Hermes Group	3,145	269,151
Materials 0.2%
Eramet *(a)	3,801	82,615
Imerys S.A.	8,317	514,702
Vicat S.A.	5,337	288,125
		885,442
Security	Number of Shares	Value ($)
Media 0.7%
Havas S.A.	31,315	249,523
IPSOS	11,351	232,773
JC Decaux S.A.	10,788	424,790
Metropole Television S.A.	24,771	394,915
Societe Television Francaise	33,765	379,730
Solocal Group *(a)	57,177	387,019
Technicolor S.A. - Reg'd	68,676	488,034
		2,556,784
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Ipsen S.A.	4,786	275,863
Real Estate 0.6%
Fonciere Des Regions	6,932	588,988
Gecina S.A.	3,640	467,912
ICADE	6,971	495,412
Mercialys S.A.	9,481	193,600
Nexity S.A.	11,501	520,537
		2,266,449
Retailing 0.1%
Groupe Fnac S.A. *	4,853	278,635
Software & Services 0.5%
Alten S.A.	6,313	355,345
Altran Technologies S.A.	22,455	283,574
Dassault Systemes S.A.	6,672	515,702
Sopra Steria Group	1,869	202,598
UBISOFT Entertainment *	28,763	790,055
		2,147,274
Technology Hardware & Equipment 0.2%
Ingenico Group S.A.	2,599	306,799
Neopost S.A.	18,774	449,309
		756,108
Telecommunication Services 0.1%
Iliad S.A.	2,159	541,387
Transportation 0.4%
Aeroports de Paris	4,549	515,311
Bollore S.A.	92,414	372,976
Groupe Eurotunnel SE - Reg'd	38,864	446,598
Norbert Dentressangle S.A.	729	163,118
Stef S.A.	2,061	136,953
		1,634,956
		16,829,404
Germany 3.3%
Automobiles & Components 0.1%
ElringKlinger AG	6,649	168,174
Grammer AG	5,173	152,010
Hella KGaA Hueck & Co.	2,429	101,475
SAF-Holland S.A.	9,338	108,123
		529,782
Banks 0.0%
Aareal Bank AG	5,026	137,540
Capital Goods 0.7%
BayWa AG (a)	10,120	296,374
Deutz AG	44,571	145,089
DMG Mori AG	6,329	253,026
Duerr AG	2,357	159,603

    5

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Heidelberger Druckmaschinen AG *(a)	92,636	183,888
Indus Holding AG	5,778	263,888
KION Group AG *	6,964	343,788
Krones AG	2,059	221,987
KUKA AG (a)	1,153	88,644
Norma Group SE	3,869	193,811
Pfeiffer Vacuum Technology AG	2,071	190,809
SGL Carbon SE *(a)	12,389	126,521
Vossloh AG *	3,299	189,136
Wacker Neuson SE	5,731	81,132
		2,737,696
Consumer Durables & Apparel 0.1%
Gerry Weber International AG (a)	7,908	105,725
Puma SE	783	158,309
		264,034
Diversified Financials 0.1%
Aurelius AG	3,817	192,710
Health Care Equipment & Services 0.2%
Carl Zeiss Meditec AG, Class B	3,383	100,004
Rhoen-Klinikum AG	18,131	526,537
		626,541
Insurance 0.1%
Talanx AG *	10,293	297,405
Materials 0.2%
Evonik Industries AG	17,226	531,805
Wacker Chemie AG	4,643	339,849
		871,654
Media 0.2%
Axel Springer SE	9,635	501,718
Kabel Deutschland Holding AG	1,641	210,253
		711,971
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Gerresheimer AG	5,069	360,151
STADA Arzneimittel AG	14,230	492,993
		853,144
Real Estate 0.2%
Deutsche Euroshop AG	4,124	176,380
Deutsche Wohnen AG	5,537	145,978
LEG Immobilien AG *	1,620	131,499
Vonovia SE	11,131	339,259
		793,116
Retailing 0.1%
Fielmann AG	3,189	240,616
Semiconductors & Semiconductor Equipment 0.2%
Aixtron SE *(a)	30,569	110,601
SMA Solar Technology AG *	12,185	601,598
		712,199
Software & Services 0.3%
Bechtle AG	3,807	336,097
Software AG	13,709	463,794
United Internet AG - Reg'd	7,124	368,692
Wirecard AG	3,662	185,190
		1,353,773
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.2%
Jenoptik AG	11,675	157,368
Wincor Nixdorf AG *	11,361	576,072
		733,440
Telecommunication Services 0.2%
Drillisch AG	3,906	160,713
Telefonica Deutschland Holding AG	96,503	478,664
		639,377
Transportation 0.2%
Fraport AG Frankfurt Airport Services Worldwide	7,822	474,417
Hamburger Hafen und Logistik AG	7,584	105,395
Sixt SE	5,571	258,670
		838,482
		12,533,480
Greece 0.0%
Banks 0.0%
TT Hellenic Postbank S.A. *(b)(c)	24,275	—
Hong Kong 2.3%
Automobiles & Components 0.1%
Xinyi Glass Holdings Ltd.	428,000	217,961
Banks 0.1%
The Bank of East Asia Ltd.	141,200	415,059
Capital Goods 0.1%
Hopewell Holdings Ltd.	25,000	75,868
Johnson Electric Holdings Ltd.	64,000	189,326
		265,194
Consumer Durables & Apparel 0.2%
Global Brands Group Holding Ltd. *	1,214,000	186,402
Techtronic Industries Co., Ltd.	141,500	536,879
		723,281
Consumer Services 0.2%
Cafe De Coral Holdings Ltd.	54,000	147,968
MGM China Holdings Ltd.	142,800	171,911
Wynn Macau Ltd. (a)	331,200	358,621
		678,500
Diversified Financials 0.1%
First Pacific Co., Ltd.	796,000	548,872
Sun Hung Kai & Co., Ltd.	134,000	78,266
		627,138
Energy 0.0%
Brightoil Petroleum Holdings Ltd.	241,000	71,325
Food & Staples Retailing 0.1%
Dairy Farm International Holdings Ltd.	48,900	303,152

6

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 0.1%
Vitasoy International Holdings Ltd.	56,000	105,888
WH Group Ltd. *(d)	339,000	194,117
		300,005
Media 0.1%
Television Broadcasts Ltd.	57,400	201,017
Real Estate 0.5%
China South City Holdings Ltd.	350,000	65,991
Great Eagle Holdings Ltd.	44,000	123,587
Hang Lung Group Ltd.	106,000	292,848
Hang Lung Properties Ltd.	184,000	339,411
Henderson Land Development Co., Ltd.	57,144	311,267
Hysan Development Co., Ltd.	39,000	151,113
Sino Land Co., Ltd.	332,000	426,525
Swire Properties Ltd.	85,600	222,731
		1,933,473
Retailing 0.2%
Chow Sang Sang Holdings International Ltd.	141,000	211,406
Giordano International Ltd.	442,000	176,704
Luk Fook Holdings International Ltd.	118,000	218,625
Sa Sa International Holdings Ltd. (a)	230,000	62,803
		669,538
Technology Hardware & Equipment 0.1%
VTech Holdings Ltd.	40,700	408,580
Telecommunication Services 0.2%
Hutchison Telecommunications Hong Kong Holdings Ltd.	486,000	153,251
PCCW Ltd.	1,078,000	646,641
SmarTone Telecommunications Holdings Ltd.	59,500	92,298
		892,190
Transportation 0.2%
Cathay Pacific Airways Ltd.	293,000	462,431
Orient Overseas International Ltd.	106,500	396,729
Pacific Basin Shipping Ltd.	1,046,000	190,980
		1,050,140
		8,756,553
Ireland 0.7%
Capital Goods 0.1%
Kingspan Group plc	15,150	390,120
Consumer Services 0.1%
Paddy Power plc	3,013	448,961
Food & Staples Retailing 0.1%
Fyffes plc	94,896	148,033
Total Produce plc	128,555	191,488
		339,521
Food, Beverage & Tobacco 0.1%
C&C Group plc	70,073	272,639
Glanbia plc	14,483	274,965
		547,604
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
UDG Healthcare plc	45,629	341,080
Materials 0.1%
James Hardie Industries plc CDI	31,797	368,456
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
ICON plc *	3,442	227,413
Transportation 0.0%
Irish Continental Group plc	28,526	161,928
		2,825,083
Israel 1.0%
Banks 0.1%
Israel Discount Bank Ltd., Class A *	198,313	326,163
Mizrahi Tefahot Bank Ltd.	18,022	202,313
		528,476
Capital Goods 0.1%
Elbit Systems Ltd.	3,501	299,568
IDB Development Corp., Ltd. *	316,295	85,775
Shikun & Binui Ltd.	56,113	87,387
		472,730
Energy 0.2%
Delek Group Ltd.	1,396	240,840
Oil Refineries Ltd. *	513,156	212,368
Paz Oil Co., Ltd.	2,135	331,733
		784,941
Food & Staples Retailing 0.1%
Shufersal Ltd. *	58,517	185,425
Insurance 0.0%
Harel Insurance Investments & Finances Service Ltd.	26,868	100,691
Materials 0.1%
The Israel Corp., Ltd.	1,366	229,399
Real Estate 0.0%
Gazit-Globe Ltd.	9,655	76,345
Software & Services 0.1%
NICE-Systems Ltd.	4,987	299,236
Telecommunication Services 0.3%
B Communications Ltd.	9,644	246,306
Cellcom Israel Ltd. *	78,357	508,264
Partner Communications Co., Ltd. *	96,044	435,296
		1,189,866
		3,867,109
Italy 2.6%
Automobiles & Components 0.1%
Brembo S.p.A.	2,383	97,773
Piaggio & C. S.p.A.	59,255	124,567
		222,340
Banks 0.4%
Banca Carige S.p.A. *	208,350	163,983
Banca Popolare Di Milano Scarl	641,260	526,474

    7

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banca Popolare Di Sondrio Scarl	119,174	457,154
Credito Valtellinese Scarl *	244,505	227,611
		1,375,222
Capital Goods 0.2%
Astaldi S.p.A. (a)	19,740	99,460
C.I.R. S.p.A. - Compagnie Industriali Riunite *	248,385	239,638
Danieli & Co., Officine Meccaniche S.p.A.	3,136	60,839
Interpump Group S.p.A.	5,870	74,705
Salini Impregilo S.p.A.	53,819	209,547
Trevi Finanziaria Industriale S.p.A. (a)	74,935	125,361
		809,550
Consumer Durables & Apparel 0.2%
Brunello Cucinelli S.p.A.	4,965	83,094
De'Longhi S.p.A.	7,617	182,222
Prada S.p.A. (a)	71,400	211,975
Safilo Group S.p.A. *	12,933	139,950
Tod's S.p.A.	2,435	192,709
		809,950
Consumer Services 0.1%
Autogrill S.p.A. *	24,117	204,972
Diversified Financials 0.1%
Banca Generali S.p.A.	3,908	106,589
Banca Mediolanum S.p.A.	29,033	193,741
		300,330
Energy 0.2%
ERG S.p.A.	31,182	391,245
Saras S.p.A. *	167,654	351,914
		743,159
Food & Staples Retailing 0.0%
MARR S.p.A.	7,586	145,429
Food, Beverage & Tobacco 0.2%
Davide Campari-Milano S.p.A.	34,341	301,249
Parmalat S.p.A.	111,036	288,492
		589,741
Health Care Equipment & Services 0.0%
DiaSorin S.p.A.	1,947	102,475
Insurance 0.1%
Societa Cattolica di Assicurazioni S.c.r.l.	33,177	236,267
Unipol Gruppo Finanziario S.p.A.	55,584	227,745
UnipolSai S.p.A.	44,698	94,977
		558,989
Materials 0.3%
Buzzi Unicem S.p.A.	27,346	414,403
Italcementi S.p.A.	71,002	795,316
		1,209,719
Media 0.0%
RCS MediaGroup S.p.A. *(a)	162,431	100,488
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Recordati S.p.A.	9,913	245,695
Real Estate 0.0%
Beni Stabili S.p.A	197,281	133,292
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.0%
Esprinet S.p.A.	18,617	151,540
Transportation 0.2%
Alitalia S.p.A. *(b)(c)	14,782	—
Ansaldo STS S.p.A.	19,450	207,752
ASTM S.p.A.	17,364	188,669
Societa Iniziative Autostradali e Servizi S.p.A.	25,052	237,674
		634,095
Utilities 0.4%
ACEA S.p.A.	13,925	206,974
Enel Green Power S.p.A.	267,773	524,820
Hera S.p.A.	209,699	588,600
Iren S.p.A.	242,088	357,618
		1,678,012
		10,014,998
Japan 40.4%
Automobiles & Components 2.9%
Aisan Industry Co., Ltd.	16,200	154,424
Akebono Brake Industry Co., Ltd. (a)	52,300	107,537
Calsonic Kansei Corp.	86,000	755,382
Exedy Corp.	15,200	355,066
F.C.C. Co., Ltd.	19,000	421,602
Futaba Industrial Co., Ltd.	69,000	286,337
G-Tekt Corp.	15,200	192,887
HI-LEX Corp.	6,400	176,744
Kasai Kogyo Co., Ltd.	8,400	109,850
Keihin Corp.	26,500	417,359
Koito Manufacturing Co., Ltd.	18,000	834,001
KYB Corp.	118,000	340,312
Mitsuba Corp.	9,600	133,159
Musashi Seimitsu Industry Co., Ltd.	11,300	227,559
Nifco, Inc.	8,100	392,683
Nippon Seiki Co., Ltd.	15,000	329,404
Nissan Shatai Co., Ltd.	45,500	442,159
Nissin Kogyo Co., Ltd.	20,200	282,549
NOK Corp.	22,900	476,092
Pacific Industrial Co., Ltd.	17,600	180,671
Piolax, Inc.	2,100	109,201
Press Kogyo Co., Ltd.	57,000	231,671
Sanden Holdings Corp.	55,000	150,431
Showa Corp.	30,400	267,814
Sumitomo Riko Co., Ltd.	28,600	260,692
Tachi-S Co., Ltd.	23,300	357,394
Takata Corp. *(a)	34,800	192,107
Tokai Rika Co., Ltd.	20,600	506,753
Topre Corp.	8,000	176,282
Toyo Tire & Rubber Co., Ltd.	16,300	348,727
Toyota Boshoku Corp.	38,900	789,589
TS Tech Co., Ltd.	17,900	444,046
Unipres Corp.	24,100	508,067
Yorozu Corp.	9,600	205,439
		11,163,990
Banks 2.1%
Aozora Bank Ltd.	156,000	522,524
Ashikaga Holdings Co., Ltd.	29,800	100,617

8

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Fukuoka Financial Group, Inc.	128,000	543,228
Hokuhoku Financial Group, Inc.	215,000	398,804
Kyushu Financial Group, Inc. *	41,640	259,735
Senshu Ikeda Holdings, Inc.	31,300	127,955
Seven Bank Ltd.	56,700	241,484
Shinsei Bank Ltd.	198,000	309,467
Suruga Bank Ltd.	13,900	252,362
The 77 Bank Ltd.	33,000	153,181
The Awa Bank Ltd.	26,000	143,349
The Bank of Kyoto Ltd.	27,000	209,450
The Chiba Bank Ltd.	88,000	544,351
The Chugoku Bank Ltd.	21,200	252,371
The Daishi Bank Ltd.	38,000	144,513
The Gunma Bank Ltd.	48,000	265,775
The Hachijuni Bank Ltd.	45,000	251,636
The Hiroshima Bank Ltd.	45,000	225,287
The Hyakugo Bank Ltd.	31,000	130,767
The Hyakujushi Bank Ltd.	26,000	84,119
The Iyo Bank Ltd.	23,100	195,820
The Joyo Bank Ltd.	59,000	239,610
The Juroku Bank Ltd.	49,000	175,825
The Keiyo Bank Ltd.	35,000	151,710
The Kiyo Bank Ltd.	16,800	216,478
The Musashino Bank Ltd.	5,000	158,136
The Nanto Bank Ltd.	31,000	90,126
The Nishi-Nippon City Bank Ltd.	129,000	289,278
The Ogaki Kyoritsu Bank Ltd.	49,000	171,703
The San-in Godo Bank Ltd.	22,000	158,849
The Shiga Bank Ltd.	26,000	116,095
The Shizuoka Bank Ltd.	55,000	480,133
TOMONY Holdings, Inc.	31,500	108,315
Yamaguchi Financial Group, Inc.	29,000	314,034
		8,027,087
Capital Goods 7.0%
Aica Kogyo Co., Ltd.	12,300	234,573
Amada Holdings Co., Ltd.	58,500	552,515
Asahi Diamond Industrial Co., Ltd.	14,300	141,738
Bunka Shutter Co., Ltd.	12,400	101,993
Central Glass Co., Ltd.	89,000	477,751
Chiyoda Corp.	45,000	329,622
Chudenko Corp.	7,100	153,162
CKD Corp.	16,000	149,939
COMSYS Holdings Corp.	48,500	707,927
Daifuku Co., Ltd.	17,200	287,198
Daihen Corp.	31,000	163,416
DMG Mori Co., Ltd.	17,400	169,059
Fuji Electric Co., Ltd.	144,000	500,604
Fuji Machine Manufacturing Co., Ltd.	20,938	201,757
Fujikura Ltd.	134,000	656,388
Fujitec Co., Ltd.	15,800	148,993
Furukawa Co., Ltd.	76,000	134,909
Futaba Corp.	10,900	138,206
Glory Ltd.	14,500	463,691
GS Yuasa Corp.	104,000	363,587
Hazama Ando Corp.	26,100	127,192
Hitachi Koki Co., Ltd.	19,100	121,020
Hitachi Zosen Corp.	72,300	368,102
Hoshizaki Electric Co., Ltd.	6,300	440,566
Inaba Denki Sangyo Co., Ltd.	11,700	364,913
Inabata & Co., Ltd.	39,600	380,178
Security	Number of Shares	Value ($)
Iseki & Co., Ltd. (a)	97,000	132,797
Iwatani Corp.	90,000	463,189
Kanamoto Co., Ltd.	4,600	112,562
Kandenko Co., Ltd.	63,000	383,948
Kanematsu Corp.	305,000	485,830
Keihan Electric Railway Co., Ltd.	66,000	413,976
Kitz Corp.	45,200	202,281
Komori Corp.	14,400	162,410
Kumagai Gumi Co., Ltd.	34,000	100,523
Kurita Water Industries Ltd.	29,700	631,694
Kuroda Electric Co., Ltd.	16,700	269,840
Kyowa Exeo Corp.	49,300	507,397
Kyudenko Corp.	16,000	318,984
Mabuchi Motor Co., Ltd.	5,200	280,742
Maeda Corp.	35,000	216,214
Maeda Road Construction Co., Ltd.	23,000	359,726
Makino Milling Machine Co., Ltd.	21,000	138,160
Meidensha Corp.	54,000	209,389
Minebea Co., Ltd.	41,000	321,304
Mirait Holdings Corp.	38,300	298,359
MISUMI Group, Inc.	35,100	429,244
Miura Co., Ltd.	17,400	232,423
Nabtesco Corp.	20,800	359,883
Nachi-Fujikoshi Corp.	37,000	142,026
Namura Shipbuilding Co., Ltd.	22,900	167,281
NGK Insulators Ltd.	30,000	627,259
Nichias Corp.	42,000	257,430
Nichiha Corp.	11,800	170,667
Nippo Corp.	20,000	297,077
Nippon Densetsu Kogyo Co., Ltd.	12,100	235,200
Nippon Sheet Glass Co., Ltd. *	701,000	517,017
Nippon Steel & Sumikin Bussan Corp.	104,000	337,921
Nishimatsu Construction Co., Ltd.	89,000	322,174
Nishio Rent All Co., Ltd.	5,400	140,260
Nisshinbo Holdings, Inc.	47,000	473,219
Nitta Corp.	5,600	142,610
Nitto Kogyo Corp.	7,400	122,544
Noritz Corp.	16,500	255,423
NTN Corp.	120,000	456,602
Oiles Corp.	9,780	144,960
OKUMA Corp.	23,000	175,132
Okumura Corp.	48,000	252,518
OSG Corp.	11,800	196,109
Penta-Ocean Construction Co., Ltd.	71,600	286,767
Ryobi Ltd.	60,000	247,187
Sanki Engineering Co., Ltd.	22,100	180,105
Sankyo Tateyama, Inc.	16,800	201,658
Sanwa Holdings Corp.	43,900	311,229
Seibu Holdings, Inc.	13,600	272,005
Shinmaywa Industries Ltd.	26,000	210,013
SHO-BOND Holdings Co., Ltd.	3,300	113,175
Sintokogio Ltd.	19,300	145,164
Tadano Ltd.	15,000	150,731
Taihei Dengyo Kaisha Ltd.	11,000	114,631
Taikisha Ltd.	9,200	197,023
Takara Standard Co., Ltd.	31,000	219,386

    9

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Takasago Thermal Engineering Co., Ltd.	18,400	245,857
Takuma Co., Ltd.	12,000	92,968
The Japan Steel Works Ltd.	122,000	389,483
The Nippon Road Co., Ltd.	32,000	149,281
THK Co., Ltd.	23,700	378,695
Toa Corp.	77,000	200,189
Toda Corp.	60,000	289,625
TOKAI Holdings Corp.	31,700	148,416
Toshiba Machine Co., Ltd.	39,000	119,293
Toshiba Plant Systems & Services Corp.	12,500	146,050
Totetsu Kogyo Co., Ltd.	6,100	147,732
Toyo Engineering Corp. *	67,000	166,151
Trusco Nakayama Corp.	8,500	302,767
Tsubakimoto Chain Co.	29,000	206,053
Ushio, Inc.	29,500	383,516
Wakita & Co., Ltd.	9,900	74,093
Yamazen Corp.	28,400	236,781
Yuasa Trading Co., Ltd.	9,700	218,389
Yurtec Corp.	13,000	99,405
		26,987,121
Commercial & Professional Supplies 1.0%
Aeon Delight Co., Ltd.	6,400	211,015
Daiseki Co., Ltd.	7,300	113,248
Duskin Co., Ltd.	24,200	431,176
Itoki Corp.	13,200	89,354
Kokuyo Co., Ltd.	39,800	427,178
Meitec Corp.	4,700	158,427
Nissha Printing Co., Ltd.	8,200	147,950
Nomura Co., Ltd.	10,900	142,747
Okamura Corp.	23,000	209,037
Park24 Co., Ltd.	16,500	459,649
Relia, Inc.	18,300	160,037
Sato Holdings Corp.	7,200	149,045
Sohgo Security Services Co., Ltd.	12,300	600,894
Temp Holdings Co., Ltd.	24,800	366,921
Toppan Forms Co., Ltd.	21,700	260,707
		3,927,385
Consumer Durables & Apparel 2.0%
Alpine Electronics, Inc.	18,300	208,565
Asics Corp.	17,400	323,036
Casio Computer Co., Ltd.	30,600	593,735
Foster Electric Co., Ltd.	7,000	151,413
Fujitsu General Ltd.	14,000	188,254
Funai Electric Co., Ltd. (a)	28,200	202,672
Gunze Ltd.	97,000	272,854
Haseko Corp.	39,600	414,752
Heiwa Corp.	8,500	165,562
JVC Kenwood Corp.	103,500	242,626
Kurabo Industries Ltd.	118,000	201,557
Misawa Homes Co., Ltd.	19,900	137,954
Mizuno Corp.	56,000	268,952
Onward Holdings Co., Ltd.	72,000	451,444
PanaHome Corp.	38,000	276,801
Pioneer Corp. *	203,400	475,353
Rinnai Corp.	6,200	569,367
Sangetsu Co., Ltd.	20,100	344,943
Sankyo Co., Ltd.	15,300	585,132
Sanyo Shokai Ltd.	46,000	116,198
Security	Number of Shares	Value ($)
Seiko Holdings Corp.	22,000	104,641
Seiren Co., Ltd.	14,200	147,859
Tamron Co., Ltd.	7,400	105,772
Token Corp.	3,450	259,456
Tomy Co., Ltd.	40,100	250,339
TSI Holdings Co., Ltd.	37,000	265,802
Wacoal Holdings Corp.	34,000	397,513
		7,722,552
Consumer Services 1.0%
Accordia Golf Co., Ltd.	28,900	267,392
Doutor Nichires Holdings Co., Ltd.	12,500	190,445
Dynam Japan Holdings Co., Ltd.	175,400	201,193
H.I.S. Co., Ltd.	9,900	293,851
McDonald's Holdings Co., Ltd. (a)	23,733	468,093
MOS Food Services, Inc.	6,300	174,863
Ohsho Food Service Corp.	2,900	100,486
Plenus Co., Ltd.	9,700	149,743
Resorttrust, Inc.	6,700	168,804
Round One Corp.	48,300	236,012
Royal Holdings Co., Ltd.	10,000	184,880
Saint Marc Holdings Co., Ltd.	4,000	107,508
Saizeriya Co., Ltd.	10,900	229,556
Skylark Co., Ltd.	9,900	114,733
Tokyo Dome Corp.	38,000	182,059
Yoshinoya Holdings Co., Ltd.	27,300	331,233
Zensho Holdings Co., Ltd.	28,900	351,565
		3,752,416
Diversified Financials 0.8%
Acom Co., Ltd. *	46,700	212,212
AEON Financial Service Co., Ltd.	12,300	282,962
Century Tokyo Leasing Corp.	7,300	270,302
Credit Saison Co., Ltd.	36,100	678,742
Fuyo General Lease Co., Ltd.	3,200	157,313
Hitachi Capital Corp.	8,000	197,134
Jaccs Co., Ltd.	40,000	134,905
Japan Exchange Group, Inc.	10,700	152,121
Mitsubishi UFJ Lease & Finance Co., Ltd.	57,000	282,981
Okasan Securities Group, Inc.	16,000	89,139
Orient Corp. *	173,700	327,426
SBI Holdings, Inc.	22,900	229,053
Tokai Tokyo Financial Holdings, Inc.	16,400	92,079
		3,106,369
Energy 0.2%
Itochu Enex Co., Ltd.	37,700	288,799
Japan Petroleum Exploration Co., Ltd.	13,000	337,684
Nippon Gas Co., Ltd.	3,800	84,794
		711,277
Food & Staples Retailing 2.0%
Ain Holdings, Inc.	4,500	204,473
Arcs Co., Ltd.	24,100	488,301
Axial Retailing, Inc.	3,800	122,261
Belc Co., Ltd.	3,400	127,313
Cawachi Ltd.	17,500	294,641
Cocokara fine, Inc.	14,300	594,417

10

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Cosmos Pharmaceutical Corp. (a)	1,400	211,442
Create SD Holdings Co., Ltd.	6,200	133,991
FamilyMart Co., Ltd.	9,700	453,925
Heiwado Co., Ltd.	14,200	290,945
Kato Sangyo Co., Ltd.	23,300	578,554
Matsumotokiyoshi Holdings Co., Ltd.	15,000	701,976
Ministop Co., Ltd.	8,000	141,757
Mitsubishi Shokuhin Co., Ltd.	14,400	339,373
San-A Co., Ltd.	5,000	230,759
Sugi Holdings Co., Ltd.	8,700	451,092
Sundrug Co., Ltd.	8,100	536,618
Tsuruha Holdings, Inc.	7,400	614,087
Valor Holdings Co., Ltd.	22,800	493,619
Welcia Holdings Co., Ltd.	4,400	237,568
Yaoko Co., Ltd.	5,000	209,426
Yokohama Reito Co., Ltd.	32,300	284,265
		7,740,803
Food, Beverage & Tobacco 3.0%
Calbee, Inc.	7,900	328,298
Coca-Cola East Japan Co., Ltd.	19,400	313,060
Dydo Drinco, Inc.	5,100	230,295
Ezaki Glico Co., Ltd.	10,800	590,322
Fuji Oil Holdings, Inc.	27,500	450,480
Hokuto Corp.	8,700	166,786
House Foods Group, Inc.	19,700	391,209
Ito En Ltd.	22,100	595,810
Itoham Foods, Inc.	81,000	465,489
J-Oil Mills, Inc.	64,000	184,309
Kagome Co., Ltd. (a)	23,200	400,715
Kikkoman Corp.	23,000	766,681
Marudai Food Co., Ltd.	32,000	119,727
Maruha Nichiro Corp.	8,800	167,437
Megmilk Snow Brand Co., Ltd.	32,200	840,752
Mitsui Sugar Co., Ltd.	32,000	146,391
Morinaga & Co., Ltd.	52,000	286,428
Morinaga Milk Industry Co., Ltd.	154,000	702,709
Nichirei Corp.	112,000	834,114
Nippon Flour Mills Co., Ltd.	67,000	487,730
Nippon Suisan Kaisha Ltd.	112,100	586,249
Prima Meat Packers Ltd.	76,000	204,274
Sapporo Holdings Ltd.	128,000	570,825
Takara Holdings, Inc.	49,000	367,102
The Nisshin Oillio Group Ltd.	95,000	397,099
Warabeya Nichiyo Co., Ltd.	11,300	236,607
Yakult Honsha Co., Ltd.	10,200	469,860
		11,300,758
Health Care Equipment & Services 0.9%
BML, Inc.	3,000	91,962
Hogy Medical Co., Ltd.	2,800	138,352
Miraca Holdings, Inc.	13,000	536,502
Nichii Gakkan Co. (a)	26,500	189,277
Nihon Kohden Corp.	14,600	328,314
Nikkiso Co., Ltd.	16,800	111,347
Nipro Corp.	32,700	325,142
Paramount Bed Holdings Co., Ltd.	6,600	227,600
Ship Healthcare Holdings, Inc.	12,000	286,682
Security	Number of Shares	Value ($)
Sysmex Corp.	9,600	618,169
Toho Holdings Co., Ltd.	29,800	691,853
		3,545,200
Household & Personal Products 0.6%
Earth Chemical Co., Ltd.	5,100	194,873
Fancl Corp.	15,600	205,552
Kobayashi Pharmaceutical Co., Ltd.	4,700	400,470
Kose Corp.	3,400	316,029
Lion Corp.	53,000	492,644
Mandom Corp.	5,800	238,336
Pigeon Corp.	8,500	182,519
Pola Orbis Holdings, Inc.	4,000	275,042
		2,305,465
Insurance 0.1%
Sony Financial Holdings, Inc.	23,799	393,805
Materials 4.3%
ADEKA Corp.	29,300	399,206
Aichi Steel Corp.	58,000	224,237
Asahi Holdings, Inc.	16,700	242,954
Chugoku Marine Paints Ltd.	23,000	160,185
Daido Steel Co., Ltd.	109,000	453,158
Daio Paper Corp. (a)	35,000	311,922
Dowa Holdings Co., Ltd.	75,000	508,654
FP Corp.	5,800	211,559
Fuji Seal International, Inc.	7,100	214,536
Fujimori Kogyo Co., Ltd.	5,400	129,732
Godo Steel Ltd.	57,000	107,730
Hitachi Metals Ltd.	41,190	463,451
Hokuetsu Kishu Paper Co., Ltd.	58,500	354,964
Ishihara Sangyo Kaisha Ltd. *	155,000	116,956
Kansai Paint Co., Ltd.	29,000	405,172
Konishi Co., Ltd.	8,500	171,444
Kureha Corp.	63,000	222,577
Kyoei Steel Ltd.	9,900	172,438
Lintec Corp.	17,900	363,039
Maruichi Steel Tube Ltd.	13,700	387,945
Mitsubishi Gas Chemical Co., Inc.	130,000	621,355
Mitsubishi Steel Manufacturing Co., Ltd.	84,000	147,724
Nihon Parkerizing Co., Ltd.	18,500	175,512
Nippon Denko Co., Ltd.	74,200	119,679
Nippon Kayaku Co., Ltd.	41,000	439,261
Nippon Light Metal Holdings Co., Ltd.	280,300	485,368
Nippon Paint Holdings Co., Ltd.	10,600	202,611
Nippon Shokubai Co., Ltd.	7,400	483,693
Nippon Soda Co., Ltd.	39,000	210,098
Nissan Chemical Industries Ltd.	22,300	516,272
Nisshin Steel Co., Ltd.	36,200	344,322
Nittetsu Mining Co., Ltd.	43,000	166,191
NOF Corp.	43,000	305,581
Pacific Metals Co., Ltd. *(a)	77,000	189,579
Rengo Co., Ltd.	134,000	575,229
Sakai Chemical Industry Co., Ltd.	38,000	117,443
Sakata INX Corp.	15,700	149,664
Sanyo Chemical Industries Ltd.	26,000	201,866
Sanyo Special Steel Co., Ltd.	54,000	262,808
Sumitomo Bakelite Co., Ltd.	86,000	327,600

    11

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Sumitomo Osaka Cement Co., Ltd.	133,000	542,119
The Nippon Synthetic Chemical Industry Co., Ltd.	20,000	139,505
Toagosei Co., Ltd.	56,400	471,336
Toho Zinc Co., Ltd.	60,000	121,557
Tokai Carbon Co., Ltd.	100,000	271,531
Tokuyama Corp. *(a)	284,000	561,452
Tokyo Ohka Kogyo Co., Ltd.	8,000	249,992
Tokyo Steel Manufacturing Co., Ltd.	34,300	242,434
Topy Industries Ltd.	107,000	213,307
Toyo Ink SC Holdings Co., Ltd.	83,000	312,714
Toyobo Co., Ltd.	392,000	515,325
UACJ Corp.	88,300	192,510
Yamato Kogyo Co., Ltd.	12,800	303,052
Yodogawa Steel Works Ltd.	11,100	205,609
Zeon Corp.	54,000	364,225
		16,370,383
Media 0.7%
Asatsu-DK, Inc.	18,900	411,006
Avex Group Holdings, Inc.	14,400	162,218
CyberAgent, Inc.	5,000	235,936
Daiichikosho Co., Ltd.	10,400	419,237
SKY Perfect JSAT Holdings, Inc.	59,000	334,779
Toei Co., Ltd.	16,000	150,604
Toho Co., Ltd.	18,000	470,637
Tokyo Broadcasting System Holdings, Inc.	13,600	207,142
TV Asahi Holdings Corp.	9,500	173,007
Zenrin Co., Ltd.	10,200	210,746
		2,775,312
Pharmaceuticals, Biotechnology & Life Sciences 1.2%
Hisamitsu Pharmaceutical Co., Inc.	12,000	539,929
Kaken Pharmaceutical Co., Ltd.	3,800	250,999
Kissei Pharmaceutical Co., Ltd.	6,700	153,119
KYORIN Holdings, Inc.	12,500	231,433
Mochida Pharmaceutical Co., Ltd.	4,400	340,285
Nichi-iko Pharmaceutical Co., Ltd.	5,900	136,080
Nippon Shinyaku Co., Ltd.	4,000	139,346
Rohto Pharmaceutical Co., Ltd.	22,000	410,717
Santen Pharmaceutical Co., Ltd.	39,800	635,802
Sawai Pharmaceutical Co., Ltd.	4,500	312,067
Sumitomo Dainippon Pharma Co., Ltd.	37,100	413,377
Taisho Pharmaceutical Holdings Co., Ltd.	10,200	687,668
Tsumura & Co.	15,900	433,110
		4,683,932
Real Estate 1.7%
Advance Residence Investment Corp.	118	255,478
Aeon Mall Co., Ltd.	19,030	290,843
Daikyo, Inc.	86,000	138,938
Frontier Real Estate Investment Corp.	35	142,410
Fukuoka REIT Corp.	67	109,520
Japan Excellent, Inc.	153	170,456
Security	Number of Shares	Value ($)
Japan Logistics Fund, Inc.	51	101,533
Japan Prime Realty Investment Corp.	81	291,657
Japan Real Estate Investment Corp.	115	610,879
Japan Retail Fund Investment Corp.	252	533,803
Kenedix Office Investment Corp.	43	217,879
Leopalace21 Corp. *	73,300	405,979
Mori Trust Sogo REIT, Inc.	79	131,746
Nippon Accommodations Fund, Inc.	43	153,901
Nippon Building Fund, Inc.	142	734,459
Nippon Prologis REIT, Inc.	51	90,767
Nomura Real Estate Holdings, Inc.	32,400	568,981
NTT Urban Development Corp.	17,500	171,812
Orix JREIT, Inc.	182	253,731
Premier Investment Corp.	94	105,172
Relo Holdings, Inc.	1,600	191,576
Tokyo Tatemono Co., Ltd.	26,600	286,172
Top REIT, Inc.	31	111,752
United Urban Investment Corp.	227	310,677
		6,380,121
Retailing 2.6%
ABC-Mart, Inc.	3,100	168,735
Adastria Co., Ltd.	5,890	354,146
Alpen Co., Ltd.	11,700	190,204
AOKI Holdings, Inc.	14,300	177,866
Aoyama Trading Co., Ltd.	14,100	561,257
Arcland Sakamoto Co., Ltd.	7,700	162,635
ASKUL Corp.	6,700	216,059
Autobacs Seven Co., Ltd.	38,500	673,145
Bic Camera, Inc.	23,100	207,842
Canon Marketing Japan, Inc.	28,900	521,974
Chiyoda Co., Ltd.	9,800	272,777
DCM Holdings Co., Ltd.	74,500	538,132
Don Quijote Holdings Co., Ltd.	17,100	579,091
Doshisha Co., Ltd.	10,200	202,849
Geo Holdings Corp.	29,500	455,899
Gulliver International Co., Ltd. (a)	20,600	224,317
H2O Retailing Corp.	33,700	574,459
Hikari Tsushin, Inc.	4,500	297,051
Izumi Co., Ltd.	9,000	349,951
Joyful Honda Co., Ltd.	12,200	236,460
Kohnan Shoji Co., Ltd.	28,800	414,473
Komeri Co., Ltd.	16,800	333,630
Nojima Corp. (a)	9,500	114,147
Rakuten, Inc.	32,560	336,504
Ryohin Keikaku Co., Ltd.	3,000	636,302
Sanrio Co., Ltd.	7,400	171,359
United Arrows Ltd.	5,400	261,188
USS Co., Ltd.	25,100	385,577
Xebio Holdings Co., Ltd.	19,100	336,822
		9,954,851
Semiconductors & Semiconductor Equipment 0.4%
Advantest Corp.	20,300	188,908
Disco Corp.	3,100	294,862
Sanken Electric Co., Ltd.	35,000	110,786
SCREEN Holdings Co., Ltd.	36,000	280,163

12

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Shindengen Electric Manufacturing Co., Ltd.	21,000	75,768
Shinko Electric Industries Co., Ltd.	35,000	214,253
Tokyo Seimitsu Co., Ltd.	7,100	152,309
Ulvac, Inc.	9,000	229,276
		1,546,325
Software & Services 1.8%
Capcom Co., Ltd.	11,900	263,720
Dena Co., Ltd.	37,886	548,328
DTS Corp.	7,200	149,664
Fuji Soft, Inc.	10,000	225,254
Gree, Inc.	60,900	268,535
Ines Corp.	10,000	96,394
Internet Initiative Japan, Inc.	7,200	136,189
IT Holdings Corp.	32,100	708,348
Itochu Techno-Solutions Corp.	16,600	269,556
NEC Networks & System Integration Corp.	14,600	241,599
NET One Systems Co., Ltd.	57,400	323,019
Nexon Co., Ltd.	16,561	268,806
Nihon Unisys Ltd. (a)	23,600	251,801
NS Solutions Corp.	8,200	185,908
NSD Co., Ltd.	10,820	157,303
Obic Co., Ltd.	5,700	295,259
Oracle Corp., Japan	4,400	199,829
Otsuka Corp.	12,400	615,151
SCSK Corp.	5,976	262,593
Square Enix Holdings Co., Ltd.	13,500	324,413
Transcosmos, Inc.	8,300	205,283
Trend Micro, Inc.	13,400	563,719
Yahoo Japan Corp.	121,900	465,038
		7,025,709
Technology Hardware & Equipment 2.6%
Alps Electric Co., Ltd.	23,700	469,888
Amano Corp.	17,600	232,201
Anritsu Corp.	36,200	224,318
Azbil Corp.	19,300	447,731
Canon Electronics, Inc.	9,700	140,962
Citizen Holdings Co., Ltd.	76,600	467,374
Daiwabo Holdings Co., Ltd.	165,000	309,240
Eizo Corp.	7,850	187,156
Hamamatsu Photonics K.K.	15,000	372,726
Hirose Electric Co., Ltd.	4,495	510,801
Hitachi High-Technologies Corp.	24,200	686,701
Hitachi Kokusai Electric, Inc.	9,500	114,385
Hitachi Maxell Ltd.	17,400	254,354
Horiba Ltd.	8,900	316,814
Hosiden Corp.	77,900	370,938
Japan Aviation Electronics Industry Ltd.	13,000	131,588
Japan Display, Inc. *(a)	129,300	299,154
Melco Holdings, Inc.	8,000	140,087
Mitsumi Electric Co., Ltd.	73,200	348,197
Nichicon Corp.	22,400	153,633
Nippon Chemi-Con Corp.	66,000	102,316
Nippon Signal Co., Ltd.	17,800	170,910
Oki Electric Industry Co., Ltd.	173,000	192,924
Riso Kagaku Corp.	8,900	122,950
Ryosan Co., Ltd.	17,100	463,150
Ryoyo Electro Corp.	15,700	155,595
Security	Number of Shares	Value ($)
Shimadzu Corp.	37,000	572,900
Siix Corp.	5,000	144,680
Taiyo Yuden Co., Ltd.	30,900	357,699
Toshiba TEC Corp.	73,000	234,956
Wacom Co., Ltd. (a)	38,200	145,338
Yaskawa Electric Corp.	34,700	385,072
Yokogawa Electric Corp.	47,600	532,981
		9,759,719
Transportation 1.4%
Fukuyama Transporting Co., Ltd.	57,000	280,705
Hitachi Transport System Ltd.	21,800	355,217
Japan Airport Terminal Co., Ltd. (a)	3,800	152,438
Keikyu Corp.	59,000	488,954
Keisei Electric Railway Co., Ltd.	33,000	438,707
Kintetsu World Express, Inc.	15,200	248,845
Konoike Transport Co., Ltd.	15,400	191,677
Mitsubishi Logistics Corp.	24,000	329,088
Mitsui-Soko Holdings Co., Ltd.	49,000	134,426
Nankai Electric Railway Co., Ltd.	85,000	501,729
Nikkon Holdings Co., Ltd.	18,200	328,614
Nishi-Nippon Railroad Co., Ltd.	83,000	518,982
Sankyu, Inc.	117,000	576,231
Senko Co., Ltd.	37,000	237,165
Sotetsu Holdings, Inc.	60,000	348,834
The Sumitomo Warehouse Co., Ltd.	39,000	200,989
		5,332,601
Utilities 0.1%
The Okinawa Electric Power Co., Inc.	14,100	344,067
		154,857,248
Luxembourg 0.5%
Banks 0.0%
Espirito Santo Financial Group S.A. *(b)(c)	69,773	—
Commercial & Professional Supplies 0.1%
Regus plc	64,351	272,031
Consumer Durables & Apparel 0.1%
Samsonite International S.A.	124,900	323,749
Household & Personal Products 0.1%
Oriflame Holding AG *	25,781	363,150
Materials 0.2%
APERAM S.A. *	16,839	526,049
Ternium S.A. ADR	32,041	380,647
		906,696
Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Eurofins Scientific SE	286	93,826
Retailing 0.0%
L'Occitane International S.A.	41,250	72,160
		2,031,612
Netherlands 2.2%
Capital Goods 0.6%
Aalberts Industries N.V.	16,059	507,221
AerCap Holdings N.V. *	6,307	193,688
Arcadis N.V.	14,915	200,011

    13

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Koninklijke BAM Groep N.V *	132,347	711,137
Sensata Technologies Holding N.V. *	8,199	300,903
TKH Group N.V.	5,943	220,868
		2,133,828
Commercial & Professional Supplies 0.2%
Brunel International N.V.	4,964	83,273
USG People N.V.	27,458	512,449
		595,722
Consumer Durables & Apparel 0.0%
TomTom N.V. *	17,191	178,385
Diversified Financials 0.2%
Euronext N.V. (d)	4,526	219,404
HAL Trust	2,008	355,524
		574,928
Energy 0.4%
Core Laboratories N.V.	2,872	282,605
Koninklijke Vopak N.V.	9,785	425,602
Nostrum Oil & Gas plc	13,728	53,793
SBM Offshore N.V. *	51,308	677,321
		1,439,321
Food & Staples Retailing 0.2%
X5 Retail Group N.V. GDR - Reg'd *	31,177	576,774
Food, Beverage & Tobacco 0.1%
Corbion N.V.	21,792	484,458
Insurance 0.1%
NN Group N.V.	11,556	391,506
Materials 0.1%
Koninklijke Ten Cate N.V.	13,511	381,353
OCI N.V. *	9,010	163,058
		544,411
Real Estate 0.2%
Eurocommercial Properties N.V. CVA	5,159	225,507
NSI N.V.	24,700	100,615
Vastned Retail N.V.	3,956	173,205
Wereldhave N.V.	4,630	252,943
		752,270
Retailing 0.0%
Beter Bed Holding N.V.	4,431	103,359
Semiconductors & Semiconductor Equipment 0.1%
ASM International N.V.	7,973	317,570
Software & Services 0.0%
Yandex N.V., Class A *	12,930	173,521
		8,266,053
New Zealand 1.0%
Consumer Services 0.1%
SKYCITY Entertainment Group Ltd.	120,613	366,079
Energy 0.1%
Z Energy Ltd.	57,519	251,133
Food, Beverage & Tobacco 0.0%
Fonterra Co-operative Group Ltd.	41,194	158,237
Security	Number of Shares	Value ($)
Health Care Equipment & Services 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	41,070	230,876
Materials 0.1%
Nuplex Industries Ltd.	97,389	262,570
Media 0.1%
SKY Network Television Ltd.	101,067	300,191
Real Estate 0.0%
Kiwi Property Group Ltd.	148,778	132,472
Telecommunication Services 0.1%
Chorus Ltd. *	153,767	374,892
Transportation 0.2%
Air New Zealand Ltd.	149,636	287,069
Auckland International Airport Ltd.	70,194	253,243
Mainfreight Ltd.	16,375	158,211
		698,523
Utilities 0.2%
Contact Energy Ltd.	65,450	195,638
Genesis Energy Ltd.	94,697	116,842
Infratil Ltd.	182,580	367,167
Mighty River Power Ltd.	133,327	229,746
TrustPower Ltd. (a)	29,355	143,646
		1,053,039
		3,828,012
Norway 1.1%
Banks 0.1%
SpareBank 1 SMN	27,683	150,094
SpareBank 1 SR Bank A.S.A.	38,738	160,337
		310,431
Capital Goods 0.1%
Veidekke A.S.A.	17,160	214,966
Commercial & Professional Supplies 0.0%
Tomra Systems A.S.A.	16,229	157,556
Diversified Financials 0.0%
Aker A.S.A., A Shares	4,875	86,805
Energy 0.2%
Akastor A.S.A. *	155,192	156,057
BW Offshore Ltd.	197,313	48,534
Fred Olsen Energy A.S.A. *(a)	64,607	257,854
TGS Nopec Geophysical Co. A.S.A. (a)	23,927	346,757
		809,202
Food, Beverage & Tobacco 0.1%
Austevoll Seafood A.S.A.	32,475	208,376
Leroy Seafood Group A.S.A.	4,900	187,924
Salmar A.S.A.	5,471	107,873
		504,173
Insurance 0.3%
Gjensidige Forsikring A.S.A.	39,573	629,689
Storebrand A.S.A. *	106,971	435,720
		1,065,409
Materials 0.0%
Borregaard A.S.A.	23,561	119,576

14

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Media 0.1%
Schibsted A.S.A., Class A	10,593	310,917
Semiconductors & Semiconductor Equipment 0.1%
REC Silicon A.S.A. *	2,136,017	327,688
Software & Services 0.1%
Atea A.S.A. *	38,855	316,268
Transportation 0.0%
Norwegian Air Shuttle A.S.A. *	2,572	78,171
		4,301,162
Portugal 0.4%
Banks 0.0%
Banco BPI S.A. - Reg'd *	108,552	118,888
Banco Espirito Santo S.A. - Reg'd *(b)(c)	320,558	—
		118,888
Capital Goods 0.0%
Mota-Engil, SGPS, S.A. (a)	53,477	84,356
Food & Staples Retailing 0.1%
Sonae SGPS S.A.	350,405	392,952
Materials 0.1%
Portucel S.A.	32,393	108,439
Semapa-Sociedade de Investimento e Gestao	16,648	200,359
		308,798
Media 0.1%
NOS SGPS S.A.	26,149	189,761
Transportation 0.1%
CTT-Correios de Portugal S.A.	21,394	185,842
Utilities 0.0%
Redes Energeticas Nacionais SGPS, S.A.	38,330	115,218
		1,395,815
Singapore 1.6%
Capital Goods 0.3%
Cosco Corp., (Singapore) Ltd. (a)	522,231	124,430
Sembcorp Marine Ltd. (a)	270,296	298,873
Singapore Technologies Engineering Ltd.	282,200	572,432
United Engineers Ltd.	96,100	120,568
Vard Holdings Ltd. *(a)	569,700	60,895
		1,177,198
Consumer Services 0.1%
Genting Singapore plc	691,100	344,712
Diversified Financials 0.1%
Singapore Exchange Ltd.	58,200	289,934
Energy 0.0%
InterOil Corp. *	2,639	80,490
Sakari Resources Ltd. *(b)(c)	18,000	—
		80,490
Food & Staples Retailing 0.1%
Olam International Ltd. (a)	182,304	208,405
Security	Number of Shares	Value ($)
Real Estate 0.6%
Ascendas Real Estate Investment Trust	213,200	349,581
CapitaLand Commercial Trust Ltd.	200,102	183,098
CapitaLand Mall Trust	234,700	329,748
City Developments Ltd.	91,300	447,860
Global Logistic Properties Ltd.	154,900	183,583
Mapletree Greater China Commercial Trust	154,000	91,127
Mapletree Industrial Trust	85,500	92,531
Mapletree Logistics Trust	122,400	80,985
Suntec Real Estate Investment Trust	165,800	185,186
UOL Group Ltd.	67,800	268,603
Wing Tai Holdings Ltd.	84,200	90,953
Yanlord Land Group Ltd.	122,700	88,230
		2,391,485
Semiconductors & Semiconductor Equipment 0.0%
Kulicke & Soffa Industries, Inc. *	16,112	163,053
Telecommunication Services 0.1%
M1 Ltd.	67,900	110,419
StarHub Ltd.	99,500	237,213
		347,632
Transportation 0.3%
Neptune Orient Lines Ltd. *	335,100	291,638
SATS Ltd.	137,649	376,586
SIA Engineering Co., Ltd.	39,600	96,384
Singapore Post Ltd.	170,500	160,482
SMRT Corp., Ltd. (a)	158,200	169,954
		1,095,044
		6,097,953
Spain 2.0%
Banks 0.3%
Bankia S.A.	407,042	405,066
Bankinter S.A.	80,492	561,702
Caja de Ahorros del Mediterraneo *(b)(c)	5,382	—
Liberbank S.A. *	76,797	106,355
		1,073,123
Capital Goods 0.5%
Abengoa S.A., B Shares (a)	448,463	90,363
Abengoa S.A., Class A	8,266	4,733
Construcciones y Auxiliar de Ferrocarriles S.A.	623	165,316
Duro Felguera S.A. (a)	54,551	70,777
Fomento de Construcciones y Contratas S.A. *(a)	81,233	612,720
Gamesa Corp. Tecnologica S.A.	31,054	580,355
Obrascon Huarte Lain S.A.	36,585	195,749
Sacyr S.A. (a)	93,941	158,441
Zardoya Otis S.A.	29,926	315,264
		2,193,718
Commercial & Professional Supplies 0.1%
Prosegur Cia de Seguridad S.A. - Reg'd	64,516	289,406

    15

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Consumer Services 0.1%
Melia Hotels International S.A.	13,028	142,269
NH Hotel Group S.A. *	27,021	112,264
		254,533
Diversified Financials 0.1%
Bolsas y Mercados Espanoles, SHMSF, S.A. (a)	8,838	265,523
Energy 0.1%
Tecnicas Reunidas S.A.	6,431	214,290
Food, Beverage & Tobacco 0.2%
Ebro Foods S.A.	19,841	388,861
Pescanova S.A. *(b)(c)	1,125	—
Viscofan S.A.	6,777	406,200
		795,061
Insurance 0.1%
Grupo Catalana Occidente S.A.	7,388	226,779
Materials 0.2%
Acerinox S.A. (a)	47,577	429,084
Ence Energia y Celulosa S.A.	32,276	102,927
Vidrala S.A. (a)	3,090	150,867
		682,878
Media 0.1%
Mediaset Espana Comunicacion S.A.	28,885	280,903
Promotora de Informaciones S.A., Class A *(a)	45,523	236,399
		517,302
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Almirall S.A.	7,497	144,742
Grifols S.A.	15,950	332,896
		477,638
Software & Services 0.1%
Indra Sistemas S.A. *(a)	48,997	484,417
Utilities 0.0%
EDP Renovaveis S.A.	15,296	118,844
		7,593,512
Sweden 2.2%
Capital Goods 0.3%
AddTech AB, B Shares	7,271	99,528
B&B Tools AB, B Shares	9,883	126,488
Indutrade AB	3,776	201,026
Nibe Industrier AB, B Shares	7,238	209,155
Peab AB	60,970	462,973
Saab AB, Class B	11,934	360,241
		1,459,411
Commercial & Professional Supplies 0.2%
AF AB, B Shares	9,980	157,369
Intrum Justitia AB	8,185	271,222
Loomis AB, Class B	9,935	295,875
		724,466
Consumer Durables & Apparel 0.1%
JM AB	15,168	417,722
Consumer Services 0.1%
Betsson AB *	14,700	234,976
Security	Number of Shares	Value ($)
Diversified Financials 0.2%
LE Lundbergfortagen AB, B Shares	5,553	284,279
Ratos AB, B Shares	78,875	422,898
		707,177
Energy 0.1%
Lundin Petroleum AB *	20,757	298,436
Food & Staples Retailing 0.1%
Axfood AB	18,417	322,234
ICA Gruppen AB	3,586	126,827
		449,061
Food, Beverage & Tobacco 0.1%
AAK AB	2,960	192,680
Health Care Equipment & Services 0.1%
Elekta AB, B Shares	53,957	402,389
Materials 0.2%
BillerudKorsnas AB	19,588	312,134
Hexpol AB	16,158	143,382
Holmen AB, B Shares	10,066	288,495
		744,011
Media 0.1%
Modern Times Group MTG AB, B Shares	14,766	391,636
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Meda AB, A Shares	39,505	425,145
Real Estate 0.2%
Castellum AB	19,045	283,935
Fabege AB	13,168	204,150
Kungsleden AB	24,687	165,090
Wihlborgs Fastigheter AB	4,848	93,140
		746,315
Retailing 0.1%
Bilia AB, A Shares	13,227	248,077
Clas Ohlson AB, B Shares	9,395	155,767
		403,844
Technology Hardware & Equipment 0.1%
Hexagon AB, B Shares	16,873	562,653
Transportation 0.1%
SAS AB *(a)	87,736	252,444
		8,412,366
Switzerland 2.9%
Banks 0.1%
Banque Cantonale Vaudoise - Reg'd	366	220,968
Valiant Holding AG - Reg'd	2,260	246,618
		467,586
Capital Goods 0.7%
AFG Arbonia-Forster Holding AG - Reg'd *	10,431	100,507
Belimo Holding AG - Reg'd	66	149,287
Bucher Industries AG - Reg'd	1,263	258,965
Burckhardt Compression Holding AG	272	84,917
Conzzeta AG - Reg’d	144	86,806
Daetwyler Holding AG	1,115	142,342
Georg Fischer AG - Reg'd	923	609,974

16

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Implenia AG - Reg'd	3,508	172,115
Meyer Burger Technology AG *(a)	21,201	122,252
OC Oerlikon Corp. AG - Reg'd *	34,512	308,023
Schweiter Technologies AG	117	96,184
Sulzer AG - Reg'd	5,790	528,059
Zehnder Group AG	2,761	97,168
		2,756,599
Commercial & Professional Supplies 0.2%
DKSH Holding Ltd. *	6,058	373,022
dorma+kaba Holding AG - Reg'd, Series B	390	240,922
Gategroup Holding AG *	6,519	240,983
		854,927
Consumer Durables & Apparel 0.1%
Forbo Holding AG - Reg'd *	184	195,281
Consumer Services 0.1%
Kuoni Reisen Holding AG - Reg'd, Series B *	1,495	465,337
Diversified Financials 0.3%
Cembra Money Bank AG *	1,877	112,934
GAM Holding AG *	12,589	175,876
Julius Baer Group Ltd. *	12,694	538,820
Partners Group Holding AG	949	342,261
		1,169,891
Food, Beverage & Tobacco 0.2%
Barry Callebaut AG - Reg'd *	313	358,321
Emmi AG - Reg'd *	611	281,877
		640,198
Health Care Equipment & Services 0.2%
Sonova Holding AG - Reg'd	3,966	476,384
Straumann Holding AG - Reg'd	553	167,903
		644,287
Insurance 0.1%
Helvetia Holding AG - Reg'd	914	476,307
Materials 0.1%
EMS-Chemie Holding AG - Reg'd	828	347,543
Schmolz & Bickenbach AG - Reg'd *	348,666	166,785
		514,328
Pharmaceuticals, Biotechnology & Life Sciences 0.2%
Galenica AG - Reg'd	440	614,762
Real Estate 0.1%
Allreal Holding AG - Reg'd *	1,395	183,849
Swiss Prime Site AG - Reg'd *	3,139	251,208
		435,057
Retailing 0.1%
Dufry AG - Reg'd *	2,542	275,635
Valora Holding AG - Reg'd *	1,458	300,236
		575,871
Software & Services 0.1%
Temenos Group AG - Reg'd *	4,214	204,827
Security	Number of Shares	Value ($)
Technology Hardware & Equipment 0.1%
Kudelski S.A. - BR	9,468	129,998
Logitech International S.A. - Reg'd	28,473	451,786
		581,784
Transportation 0.2%
Flughafen Zuerich AG - Reg'd	411	303,039
Panalpina Welttransport Holding AG - Reg'd	3,186	309,263
		612,302
		11,209,344
United Kingdom 11.2%
Banks 0.0%
The Paragon Group of Cos. plc	22,533	101,559
Capital Goods 1.5%
Ashtead Group plc	39,749	512,773
Bodycote plc	33,866	264,873
Brammer plc	35,715	86,419
Chemring Group plc	98,936	237,045
Diploma plc	9,833	94,192
Fenner plc	94,799	143,184
Galliford Try plc	13,238	281,353
Grafton Group plc	44,054	442,791
Interserve plc	41,125	275,059
Keller Group plc	23,085	269,565
Kier Group plc	12,272	234,014
Lavendon Group plc	58,249	111,841
Melrose Industries plc	21,150	90,171
Morgan Advanced Materials plc	72,434	220,322
QinetiQ Group plc	135,813	450,520
Rotork plc	106,865	261,650
Senior plc	60,935	190,655
SIG plc	258,589	496,346
Speedy Hire plc	214,114	126,686
Spirax-Sarco Engineering plc	9,200	401,554
Ultra Electronics Holdings plc	11,704	318,442
Vesuvius plc	59,093	255,531
		5,764,986
Commercial & Professional Supplies 1.0%
Berendsen plc	38,120	594,415
Cape plc	55,196	176,763
De La Rue plc	38,192	242,938
Hays plc	282,309	512,586
HomeServe plc	46,549	269,091
Mears Group plc	23,518	142,421
Michael Page International plc	55,353	321,427
Mitie Group plc	109,279	441,487
PayPoint plc	9,316	105,247
Rentokil Initial plc	223,655	500,752
RPS Group plc	69,953	182,887
Shanks Group plc	155,287	197,241
WS Atkins plc	14,666	302,902
		3,990,157
Consumer Durables & Apparel 0.5%
Bellway plc	12,099	480,423
Berkeley Group Holdings plc	12,511	632,513
Bovis Homes Group plc	11,076	148,418
Coats Group plc *	868,196	270,645

    17

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Crest Nicholson Holdings plc	18,976	155,177
Telford Homes plc	18,025	94,324
		1,781,500
Consumer Services 0.9%
Betfair Group plc	4,386	274,619
Dignity plc	3,945	132,466
Domino's Pizza Group plc	7,498	105,478
Enterprise Inns plc *	282,504	370,337
Greene King plc	58,185	732,935
J.D. Wetherspoon plc	20,253	195,583
Ladbrokes plc	379,696	691,742
Marston's plc	159,457	358,310
Merlin Entertainments plc (d)	38,619	228,934
Mitchells & Butlers plc	53,195	219,737
The Restaurant Group plc	26,766	203,917
		3,514,058
Diversified Financials 1.4%
Aberdeen Asset Management plc	101,854	359,021
Ashmore Group plc (a)	64,291	202,178
Brewin Dolphin Holdings plc	30,735	122,821
Close Brothers Group plc	15,593	287,297
Hargreaves Lansdown plc	8,451	164,756
Henderson Group plc	109,920	437,340
IG Group Holdings plc	49,877	523,248
Intermediate Capital Group plc	52,526	437,865
International Personal Finance plc	61,858	213,277
Investec plc	71,159	452,720
Jupiter Fund Management plc	38,378	228,425
London Stock Exchange Group plc	12,980	459,614
Markit Ltd. *	8,313	235,757
Provident Financial plc	13,372	562,468
Schroders plc	8,529	333,239
Schroders plc, Non Voting Shares	1,000	29,208
Tullett Prebon plc	50,207	241,759
		5,290,993
Energy 0.1%
EnQuest plc *	668,101	148,947
Genel Energy plc *	23,119	34,702
Hunting plc	43,337	190,967
Premier Oil plc *(b)	293,459	79,449
		454,065
Food & Staples Retailing 0.1%
Greggs plc	19,775	294,734
Food, Beverage & Tobacco 0.5%
Britvic plc	27,330	282,156
Cranswick plc	13,483	401,337
Dairy Crest Group plc	49,543	462,217
Devro plc	31,856	135,721
Greencore Group plc	42,828	237,908
Premier Foods plc *	523,109	277,653
		1,796,992
Household & Personal Products 0.1%
PZ Cussons plc	58,187	221,357
Security	Number of Shares	Value ($)
Insurance 0.6%
Beazley plc	81,110	436,118
Hiscox Ltd.	45,624	648,003
Jardine Lloyd Thompson Group plc	17,625	208,194
Lancashire Holdings Ltd.	63,349	566,288
Saga plc	28,434	79,451
St. James's Place plc	21,933	300,292
		2,238,346
Materials 0.8%
Acacia Mining plc	50,756	149,961
Centamin plc	112,794	109,401
Croda International plc	13,862	566,119
Elementis plc	65,047	199,552
Essentra plc	19,917	209,304
Evraz plc *	398,954	356,266
Ferrexpo plc	219,769	54,801
Marshalls plc	18,552	81,287
Petropavlovsk plc *	1,839,635	145,482
Randgold Resources Ltd.	7,320	519,502
RPC Group plc	30,265	325,125
Synthomer plc	37,681	158,388
Victrex plc	7,710	171,158
		3,046,346
Media 0.2%
Daily Mail & General Trust plc	39,329	380,836
UBM plc	55,713	416,778
		797,614
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Genus plc	6,528	133,666
Indivior plc	53,351	115,496
		249,162
Real Estate 0.7%
Derwent London plc	3,899	180,838
Hammerson plc	65,898	550,518
Intu Properties plc	97,221	416,039
Mapeley Ltd. *(b)(c)	2,199	—
Savills plc	17,360	187,314
Segro plc	91,137	571,934
Shaftesbury plc	11,434	137,258
The British Land Co., plc	52,165	552,605
		2,596,506
Retailing 0.9%
Debenhams plc	510,112	572,747
Dixons Carphone plc	71,836	487,185
Dunelm Group plc	11,222	140,074
Halfords Group plc	65,021	353,443
Howden Joinery Group plc	36,219	259,426
John Menzies plc	38,659	225,574
Lookers plc	83,801	189,084
N Brown Group plc	42,818	189,501
Pendragon plc	638,262	360,237
Poundland Group plc	33,354	67,736
Sports Direct International plc *	23,586	140,251
Vertu Motors plc	98,184	96,533
WH Smith plc	19,091	503,768
		3,585,559

18

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings plc	29,174	416,177
Dialog Semiconductor plc *	2,041	62,441
		478,618
Software & Services 0.4%
AVEVA Group plc	6,926	132,352
Computacenter plc	22,554	265,775
Fidessa Group plc	6,261	168,077
Micro Focus International plc	14,299	283,223
Moneysupermarket.com Group plc	39,634	191,773
Playtech plc	16,125	177,206
Xchanging plc	95,464	257,770
		1,476,176
Technology Hardware & Equipment 0.5%
e2v Technologies plc	23,283	70,333
Electrocomponents plc	146,080	438,203
Halma plc	34,130	408,407
Laird plc	46,773	237,860
Premier Farnell plc	126,942	182,236
Spectris plc	18,126	410,596
Spirent Communications plc	222,306	234,405
TT Electronics plc	78,800	179,090
		2,161,130
Telecommunication Services 0.3%
Cable & Wireless Communications plc	629,058	620,115
KCOM Group plc	127,296	210,406
TalkTalk Telecom Group plc (a)	107,356	336,843
		1,167,364
Transportation 0.5%
BBA Aviation plc	125,022	291,259
Go-Ahead Group plc	8,187	287,446
National Express Group plc	138,151	598,153
Northgate plc	55,945	267,070
Stagecoach Group plc	59,811	237,622
Stolt-Nielsen Ltd.	9,981	114,393
		1,795,943
Utilities 0.0%
Telecom Plus plc	6,666	95,832
		42,898,997
Total Common Stock
(Cost $377,677,198)		376,472,403

Preferred Stock 0.5% of net assets
Germany 0.3%
Capital Goods 0.1%
Jungheinrich AG	3,350	267,336
Health Care Equipment & Services 0.1%
Draegerwerk AG & Co. KGaA	3,311	221,072
Materials 0.1%
Fuchs Petrolub SE	12,680	520,042
Transportation 0.0%
Sixt SE	3,472	129,217
		1,137,667
Security	Number of Shares	Value ($)
Italy 0.0%
Capital Goods 0.0%
Danieli S.p.A. - Officine Meccaniche Danieli & C. - RSP	9,067	130,643
Spain 0.1%
Pharmaceuticals, Biotechnology & Life Sciences 0.1%
Grifols S.A.	12,134	178,931
Sweden 0.1%
Transportation 0.1%
SAS AB	4,745	295,735
Total Preferred Stock
(Cost $1,734,628)		1,742,976

Other Investment Companies 4.6% of net assets
United States 4.6%
Equity Fund 1.0%
iShares MSCI EAFE Small Cap ETF	80,000	3,746,400
Securities Lending Collateral 3.6%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (e)	13,959,464	13,959,464
Total Other Investment Companies
(Cost $17,656,294)		17,705,864
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets
Time Deposits 0.2%
Australia & New Zealand Banking Group Ltd.
Great British Pound
0.09%, 02/01/16	140,712	200,500
Brown Brothers Harriman
Australian Dollar
0.98%, 02/01/16	609	431
Canadian Dollar
0.05%, 02/01/16	18,741	13,378
Danish Krone
(0.50%), 02/01/16	123	18
Euro
(0.31%), 02/01/16	17,721	19,197
Hong Kong Dollar
0.01%, 02/01/16	1,028	132
Japanese Yen
0.01%, 02/01/16	1,218,367	10,064
New Zealand Dollar
1.38%, 02/01/16	409	265
Norwegian Krone
0.13%, 02/01/16	1,632	188

    19

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Singapore Dollar
0.10%, 02/01/16	531	372
Swedish Krone
(0.61%), 02/01/16	923	107
Swiss Franc
(1.00%), 02/01/16	314	307
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.14%, 02/01/16	631,192	631,192
Total Short-Term Investments
(Cost $876,151)		876,151

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $402,050,065 and the unrealized appreciation and depreciation were $44,265,932 and ($49,518,603), respectively, with a net unrealized depreciation of ($5,252,671).
At 01/31/16, the values of certain foreign securities held by the fund aggregating $332,656,310 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $13,298,440.
(b)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(c)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $784,940 or 0.2% of net assets.
(e)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
CDI –	CHESS Depositary Interest
CVA –	Dutch Certificate
ETF –	Exchange Traded Fund
GDR –	Global Depositary Receipt
Reg'd –	Registered
REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$190,026,739	$—	$190,026,739
Australia [1]	—	19,718,095	—	19,718,095
Materials	158,790	2,653,628	—	2,812,418
Austria [1]	—	2,606,738	—	2,606,738
Materials	167,869	169,371	—	337,240
Utilities	149,518	—	—	149,518
Belgium [1]	—	3,445,522	—	3,445,522
Technology Hardware & Equipment	420,127	—	—	420,127
Canada
Automobiles & Components	425,573	—	—	425,573
Banks	823,644	—	—	823,644
Capital Goods	2,571,576	—	—	2,571,576
Commercial & Professional Supplies	1,718,289	—	—	1,718,289
20

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Consumer Durables & Apparel	$814,906	$—	$—	$814,906
Consumer Services	228,636	—	—	228,636
Diversified Financials	439,716	—	—	439,716
Energy	5,894,545	—	—	5,894,545
Food & Staples Retailing	790,841	—	—	790,841
Food, Beverage & Tobacco	740,191	—	—	740,191
Insurance	478,690	—	—	478,690
Materials	6,365,270	—	—	6,365,270
Media	1,264,241	93,595	—	1,357,836
Real Estate	1,967,245	—	—	1,967,245
Retailing	888,713	—	—	888,713
Software & Services	801,423	—	—	801,423
Telecommunication Services	145,977	—	—	145,977
Transportation	648,466	—	—	648,466
Utilities	1,461,244	—	—	1,461,244
Finland [1]	—	3,123,373	—	3,123,373
Capital Goods	75,718	2,252,418	—	2,328,136
Commercial & Professional Supplies	132,166	319,187	—	451,353
Consumer Durables & Apparel	107,830	506,234	—	614,064
France [1]	—	11,768,058	—	11,768,058
Commercial & Professional Supplies	142,485	1,401,462	—	1,543,947
Food, Beverage & Tobacco	156,969	292,246	—	449,215
Insurance	269,151	—	—	269,151
Materials	288,125	597,317	—	885,442
Retailing	278,635	—	—	278,635
Transportation	300,071	1,334,885	—	1,634,956
Ireland [1]	—	1,647,260	—	1,647,260
Consumer Services	448,961	—	—	448,961
Food & Staples Retailing	339,521	—	—	339,521
Pharmaceuticals, Biotechnology & Life Sciences	227,413	—	—	227,413
Transportation	161,928	—	—	161,928
Italy [1]	—	7,060,904	—	7,060,904
Consumer Durables & Apparel	211,975	597,975	—	809,950
Diversified Financials	193,741	106,589	—	300,330
Materials	795,316	414,403	—	1,209,719
Transportation	396,421	237,674	—	634,095
Luxembourg [1]	—	1,124,916	—	1,124,916
Banks	—	—	—	—
Materials	380,647	526,049	—	906,696
Netherlands [1]	—	3,398,198	—	3,398,198
Capital Goods	494,591	1,639,237	—	2,133,828
Energy	336,398	1,102,923	—	1,439,321
Food & Staples Retailing	576,774	—	—	576,774
Materials	381,353	163,058	—	544,411
Software & Services	173,521	—	—	173,521
    21

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Norway [1]	$—	$3,491,960	$—	$3,491,960
Energy	156,057	653,145	—	809,202
Portugal [1]	—	1,276,927	—	1,276,927
Banks	118,888	—	—	118,888
Singapore [1]	—	5,854,410	—	5,854,410
Energy	80,490	—	—	80,490
Semiconductors & Semiconductor Equipment	163,053	—	—	163,053
Spain [1]	—	4,716,916	—	4,716,916
Capital Goods	255,679	1,938,039	—	2,193,718
Materials	150,867	532,011	—	682,878
Sweden [1]	—	6,952,955	—	6,952,955
Capital Goods	99,528	1,359,883	—	1,459,411
Switzerland [1]	—	7,503,360	—	7,503,360
Capital Goods	433,768	2,322,831	—	2,756,599
Materials	166,785	347,543	—	514,328
Real Estate	183,849	251,208	—	435,057
United Kingdom[1]	—	4,586,220	—	4,586,220
Capital Goods	524,590	5,240,396	—	5,764,986
Commercial & Professional Supplies	588,275	3,401,882	—	3,990,157
Consumer Durables & Apparel	94,324	1,687,176	—	1,781,500
Consumer Services	948,384	2,565,674	—	3,514,058
Diversified Financials	235,757	5,055,236	—	5,290,993
Energy	—	374,616	79,449	454,065
Food, Beverage & Tobacco	814,711	982,281	—	1,796,992
Insurance	287,645	1,950,701	—	2,238,346
Materials	481,122	2,565,224	—	3,046,346
Pharmaceuticals, Biotechnology & Life Sciences	133,666	115,496	—	249,162
Retailing	1,011,919	2,573,640	—	3,585,559
Software & Services	691,622	784,554	—	1,476,176
Technology Hardware & Equipment	666,064	1,495,066	—	2,161,130
Telecommunication Services	547,249	620,115	—	1,167,364
Transportation	114,393	1,681,550	—	1,795,943
Preferred Stock[1]	—	1,447,241	—	1,447,241
Sweden [1]	295,735	—	—	295,735
Other Investment Companies[1]	17,705,864	—	—	17,705,864
Short-Term Investments[1]	—	876,151	—	876,151
Total	$63,185,484	$333,532,461	$79,449	$396,797,394
[1]	As categorized in Portfolio Holdings.
22

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings (Unaudited) continued
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Investments in Securities	Balance as of October 31, 2015	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Gross Purchases	Gross Sales	Gross Transfers in	Gross Transfers out	Balance as of January 31, 2016
Common Stock
Australia	$331,346	$—	($1,262)	$—	($330,084)	$—	$—	$—
Singapore	139,793	—	—	—	—	—	(139,793)	—
United Kingdom	—	—	(191,927)	55,519	—	215,857	—	79,449
Rights
Australia	1,965	2,292	(1,965)	—	(2,292)	—	—	—
Italy	2	—	(2)	—	—	—	—	—
Total	$473,106	$2,292	($195,156)	$55,519	($332,376)	$215,857	($139,793)	$79,449
The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016. The transfers in the amount of $5,012,578 and $7,373,595 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, were primarily due to the use of international fair valuation by the fund. The transfers in the amount of $215,857 and $139,793 from Level 2 to Level 3, and from Level 3 to Level 2, respectively, are a result of the availability of current and reliable market-based data provided by third-party pricing services or other valuation techniques which utilize significant observable inputs.
    23

Schwab Capital Trust
Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
90.3%	Common Stock	303,897,778	238,189,188
8.6%	Preferred Stock	49,735,969	22,757,009
0.2%	Other Investment Company	656,540	656,540
1.1%	Short-Term Investments	2,831,504	2,831,504
100.2%	Total Investments	357,121,791	264,434,241
(0.2%)	Other Assets and Liabilities, Net		(568,664)
100.0%	Net Assets		263,865,577

Security	Number of Shares	Value ($)
Common Stock 90.3% of net assets
Brazil 5.7%
Banks 0.9%
Banco Bradesco S.A.	129,118	636,149
Banco do Brasil S.A.	392,015	1,366,769
Itau Unibanco Holding S.A.	56,229	319,128
		2,322,046
Capital Goods 0.2%
Embraer S.A.	74,251	535,938
Diversified Financials 0.2%
BM&F Bovespa S.A. — Bolsa de Valores Mercadorias e Futuros	159,433	411,590
Energy 1.6%
Cosan Ltd., Class A	72,505	234,916
Petroleo Brasileiro S.A. *	1,717,858	3,001,175
Ultrapar Participacoes S.A.	59,814	890,822
		4,126,913
Food, Beverage & Tobacco 1.0%
Ambev S.A.	387,750	1,814,590
BRF S.A.	38,718	467,364
JBS S.A.	163,200	442,131
		2,724,085
Insurance 0.1%
Sul America S.A.	75,671	342,551
Materials 0.9%
Companhia Siderurgica Nacional S.A.	424,216	379,050
Vale S.A.	824,276	2,016,345
		2,395,395
Software & Services 0.1%
Cielo S.A.	38,488	327,419
Security	Number of Shares	Value ($)
Telecommunication Services 0.1%
Oi S.A. *	176,773	97,042
Tim Participacoes S.A.	188,447	301,408
		398,450
Transportation 0.1%
CCR S.A.	114,600	367,620
Utilities 0.5%
Centrais Eletricas Brasileiras S.A. *	245,416	358,381
Companhia de Saneamento Basico do Estado de Sao Paulo	99,510	532,340
CPFL Energia S.A. *	79,532	323,228
		1,213,949
		15,165,956
Chile 0.9%
Energy 0.2%
Empresas Copec S.A.	61,545	535,754
Food & Staples Retailing 0.2%
Cencosud S.A.	226,438	458,875
Transportation 0.1%
Latam Airlines Group S.A. *	55,996	287,032
Utilities 0.4%
Empresa Nacional de Electricidad S.A.	347,145	452,418
Enersis S.A.	2,782,312	663,948
		1,116,366
		2,398,027
China 15.6%
Automobiles & Components 0.3%
Byd Co., Ltd., Class H *(c)	53,000	243,818
Dongfeng Motor Group Co., Ltd., Class H	372,000	442,845
		686,663
Banks 6.3%
Agricultural Bank of China Ltd., Class H	2,672,600	954,005
Bank of China Ltd., Class H	8,007,234	3,135,399
Bank of Communications Co., Ltd., Class H	695,000	424,909
BOC Hong Kong (Holdings) Ltd.	216,000	575,017
China CITIC Bank Corp., Ltd., Class H *	613,000	358,964
China Construction Bank Corp., Class H	9,036,960	5,517,017
China Merchants Bank Co., Ltd., Class H	290,850	565,375

    1

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
China Minsheng Banking Corp., Ltd., Class H	439,500	390,046
Industrial & Commercial Bank of China Ltd., Class H	8,806,172	4,583,091
		16,503,823
Capital Goods 0.3%
China Communications Construction Co., Ltd., Class H	381,322	340,617
CRRC Corp., Ltd., Class H (c)	455,000	425,227
		765,844
Consumer Durables & Apparel 0.3%
Belle International Holdings Ltd.	563,000	379,328
Yue Yuen Industrial Holdings Ltd.	101,500	350,550
		729,878
Energy 3.5%
China Petroleum & Chemical Corp., Class H	6,511,400	3,678,538
China Shenhua Energy Co., Ltd., Class H	564,500	852,343
CNOOC Ltd.	2,555,075	2,604,210
PetroChina Co., Ltd., Class H	3,400,000	2,106,268
		9,241,359
Food & Staples Retailing 0.1%
China Resources Beer Holdings Co., Ltd.	175,000	279,075
Insurance 0.5%
China Life Insurance Co., Ltd., Class H	220,000	533,383
China Pacific Insurance Group Co., Ltd., Class H	95,200	335,928
Ping An Insurance (Group) Co. of China Ltd., Class H	118,000	534,616
		1,403,927
Materials 0.2%
China National Building Material Co., Ltd., Class H	752,000	313,621
Jiangxi Copper Co., Ltd., Class H	271,000	274,938
		588,559
Real Estate 0.2%
China Overseas Land & Investment Ltd.	188,000	549,262
Retailing 0.1%
GOME Electrical Appliances Holding Ltd.	2,021,000	283,288
Software & Services 0.4%
Alibaba Group Holding Ltd. ADR *	3,362	225,355
Baidu, Inc. ADR *	2,056	335,683
Tencent Holdings Ltd.	32,000	601,174
		1,162,212
Technology Hardware & Equipment 0.3%
Kingboard Chemical Holdings Ltd.	202,500	311,392
Lenovo Group Ltd.	488,000	438,047
		749,439
Security	Number of Shares	Value ($)
Telecommunication Services 2.9%
China Mobile Ltd.	537,555	5,904,597
China Telecom Corp., Ltd., Class H	2,031,000	955,270
China Unicom (Hong Kong) Ltd.	843,056	934,028
		7,793,895
Utilities 0.2%
China Resources Power Holdings Co., Ltd.	156,000	265,365
Huaneng Power International, Inc., Class H	358,000	294,545
		559,910
		41,297,134
Colombia 0.3%
Banks 0.1%
Bancolombia S.A.	27,344	188,263
Energy 0.2%
Ecopetrol S.A.	1,949,868	611,840
		800,103
Czech Republic 0.3%
Utilities 0.3%
CEZ A/S	41,011	682,029
Greece 0.6%
Banks 0.0%
National Bank of Greece S.A. *	132,316	36,570
Consumer Services 0.3%
OPAP S.A.	92,569	686,189
Telecommunication Services 0.2%
Hellenic Telecommunications Organization S.A.	54,401	473,664
Utilities 0.1%
Public Power Corp. S.A.	77,254	294,127
		1,490,550
Hungary 0.6%
Banks 0.3%
OTP Bank plc	40,855	869,099
Energy 0.3%
MOL Hungarian Oil & Gas plc	15,503	753,782
		1,622,881
India 4.5%
Automobiles & Components 0.4%
Mahindra & Mahindra Ltd.	20,140	367,911
Tata Motors Ltd. *	103,231	517,865
Tata Motors Ltd., Class A *	21,083	82,989
		968,765

2

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Banks 0.6%
Housing Development Finance Corp., Ltd.	36,225	634,128
ICICI Bank Ltd.	144,510	492,189
State Bank of India	144,852	387,174
		1,513,491
Energy 2.0%
Bharat Petroleum Corp., Ltd.	28,795	379,547
Indian Oil Corp., Ltd.	59,870	356,202
Oil & Natural Gas Corp., Ltd.	299,557	1,006,037
Reliance Industries Ltd.	221,964	3,404,477
		5,146,263
Food, Beverage & Tobacco 0.1%
ITC Ltd.	68,361	324,151
Materials 0.2%
Hindalco Industries Ltd.	288,664	303,408
Tata Steel Ltd.	94,856	352,370
		655,778
Software & Services 0.8%
Infosys Ltd.	91,339	1,570,163
Tata Consultancy Services Ltd.	13,428	474,973
		2,045,136
Telecommunication Services 0.2%
Bharti Airtel Ltd.	138,477	594,246
Utilities 0.2%
NTPC Ltd.	247,566	522,356
		11,770,186
Indonesia 1.5%
Automobiles & Components 0.3%
PT Astra International Tbk	1,868,900	888,563
Banks 0.5%
PT Bank Central Asia Tbk	399,500	383,057
PT Bank Mandiri (Persero) Tbk	549,900	388,340
PT Bank Rakyat Indonesia (Persero) Tbk	547,900	451,868
		1,223,265
Capital Goods 0.1%
PT United Tractors Tbk	228,700	292,294
Telecommunication Services 0.5%
PT Telekomunikasi Indonesia (Persero) Tbk	4,996,500	1,225,837
Utilities 0.1%
PT Perusahaan Gas Negara (Persero) Tbk	1,350,500	238,699
		3,868,658
Malaysia 2.2%
Banks 0.6%
CIMB Group Holdings Berhad	383,000	384,284
Malayan Banking Berhad	372,600	771,706
Public Bank Berhad	132,465	587,821
		1,743,811
Capital Goods 0.2%
Sime Darby Berhad	328,000	637,660
Security	Number of Shares	Value ($)
Consumer Services 0.2%
Genting Berhad	274,800	522,303
Materials 0.2%
Petronas Chemicals Group Berhad	258,300	448,413
Telecommunication Services 0.6%
Axiata Group Berhad	500,300	677,378
DiGi.com Berhad	251,200	295,682
Maxis Berhad	226,754	313,205
Telekom Malaysia Berhad	196,700	308,771
		1,595,036
Utilities 0.4%
Tenaga Nasional Berhad	302,800	993,385
		5,940,608
Mexico 3.8%
Banks 0.4%
Grupo Financiero Banorte S.A.B. de C.V., Class O	105,200	548,860
Grupo Financiero Santander Mexico S.A.B. de C.V., Class B	229,900	353,892
		902,752
Capital Goods 0.2%
Alfa S.A.B. de C.V., Class A	281,900	524,082
Food & Staples Retailing 0.4%
Wal-Mart de Mexico S.A.B. de C.V.	446,837	1,122,897
Food, Beverage & Tobacco 0.7%
Coca-Cola Femsa S.A.B. de C.V., Series L	45,500	319,844
Fomento Economico Mexicano S.A.B. de C.V.	103,815	983,388
Grupo Bimbo S.A.B. de C.V., Series A *	169,900	474,543
		1,777,775
Household & Personal Products 0.1%
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	150,000	358,589
Materials 0.6%
Cemex S.A.B. de C.V., Series CPO *	1,626,796	735,468
Grupo Mexico S.A.B. de C.V., Series B	331,436	642,671
Industrias Penoles S.A.B. de C.V.	22,970	217,811
		1,595,950
Media 0.3%
Grupo Televisa S.A.B., Series CPO	139,617	739,893
Telecommunication Services 1.1%
America Movil S.A.B. de C.V., Series L	4,148,519	2,925,366
		9,947,304
Peru 0.1%
Banks 0.1%
Credicorp Ltd.	3,682	373,208

    3

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Philippines 0.2%
Telecommunication Services 0.2%
Philippine Long Distance Telephone Co.	10,630	496,702
Poland 2.2%
Banks 0.3%
Bank Pekao S.A.	9,958	335,038
Powszechna Kasa Oszczednosci Bank Polski S.A. *	89,512	542,105
		877,143
Energy 0.8%
Grupa Lotos S.A. *	42,317	266,022
Polski Koncern Naftowy Orlen S.A.	103,472	1,586,861
Polskie Gornictwo Naftowe i Gazownictwo S.A.	226,502	289,083
		2,141,966
Insurance 0.2%
Powszechny Zaklad Ubezpieczen S.A.	57,710	459,829
Materials 0.3%
KGHM Polska Miedz S.A.	57,268	810,682
Telecommunication Services 0.2%
Orange Polska S.A.	317,708	505,524
Utilities 0.4%
PGE S.A.	188,407	640,395
Tauron Polska Energia S.A.	515,714	343,433
		983,828
		5,778,972
Republic of Korea 18.2%
Automobiles & Components 2.6%
Hankook Tire Co., Ltd. *	8,694	339,049
Hyundai Mobis Co., Ltd. *	8,424	1,830,123
Hyundai Motor Co.	25,132	2,818,115
Kia Motors Corp.	49,689	1,886,586
		6,873,873
Banks 1.4%
Hana Financial Group, Inc.	32,342	582,018
Industrial Bank Of Korea *	30,629	296,349
KB Financial Group, Inc. *	30,270	774,301
Shinhan Financial Group Co., Ltd. *	49,652	1,604,895
Woori Bank	43,468	321,294
		3,578,857
Capital Goods 2.2%
Daelim Industrial Co., Ltd. *	6,133	403,816
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	49,256	174,595
Hyundai Engineering & Construction Co., Ltd. *	13,440	414,604
Hyundai Heavy Industries Co., Ltd. *	16,372	1,272,957
LG Corp. *	17,351	1,073,613
LG International Corp. *	11,223	291,764
Security	Number of Shares	Value ($)
Samsung Heavy Industries Co., Ltd. *	46,038	405,594
SK Holdings Co., Ltd. *	7,094	1,403,078
SK Networks Co., Ltd. *	52,011	238,063
		5,678,084
Consumer Durables & Apparel 0.7%
LG Electronics, Inc.	37,229	1,815,138
Energy 1.6%
GS Holdings Corp. *	15,273	646,485
S-Oil Corp.	11,200	737,374
SK Innovation Co., Ltd. *	24,904	2,752,230
		4,136,089
Food & Staples Retailing 0.2%
E-Mart Co., Ltd.	3,161	434,032
Food, Beverage & Tobacco 0.3%
KT&G Corp.	9,108	786,286
Insurance 0.4%
Samsung Fire & Marine Insurance Co., Ltd.	2,474	617,559
Samsung Life Insurance Co., Ltd.	5,971	549,969
		1,167,528
Materials 2.2%
Hyundai Steel Co.	10,266	421,982
LG Chem Ltd.	6,329	1,583,709
Lotte Chemical Corp. *	2,529	588,191
POSCO	21,741	3,258,722
		5,852,604
Retailing 0.1%
Lotte Shopping Co., Ltd. *	2,012	400,247
Semiconductors & Semiconductor Equipment 0.3%
SK Hynix, Inc.	40,036	924,071
Technology Hardware & Equipment 5.4%
LG Display Co., Ltd.	60,372	1,109,602
Samsung Electro-Mechanics Co., Ltd.	9,226	428,350
Samsung Electronics Co., Ltd.	12,687	12,274,066
Samsung SDI Co., Ltd.	4,607	364,488
		14,176,506
Telecommunication Services 0.1%
LG Uplus Corp.	43,082	349,405
Utilities 0.7%
Korea Electric Power Corp. *	33,004	1,448,818
Korea Gas Corp. *	9,304	291,935
		1,740,753
		47,913,473
Russia 12.3%
Banks 0.4%
Sberbank of Russia *	763,260	975,703
VTB Bank JSC *	140,000,000	136,640
		1,112,343
Energy 9.9%
Bashneft PAO *	3,700	98,788
Gazprom PAO	4,194,000	7,589,215
Gazprom PAO ADR	1,146,500	4,142,139
Lukoil PJSC	226,399	7,704,711

4

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
NovaTek OAO	95,590	809,407
Rosneft OJSC GDR — Reg'd	186,700	670,866
Surgutneftegas *	6,643,005	3,217,719
Surgutneftegas ADR	30,206	147,561
Tatneft PAO ADR *	392,700	1,766,373
		26,146,779
Food & Staples Retailing 0.2%
Magnit PJSC	3,425	521,766
Materials 0.5%
MMC Norilsk Nickel PJSC	394	46,191
MMC Norilsk Nickel PJSC ADR	85,763	993,722
Severstal PAO GDR — Reg'd	31,471	255,308
		1,295,221
Telecommunication Services 0.9%
Mobile TeleSystems PJSC ADR	163,851	1,146,957
Rostelecom PJSC *	395,480	452,067
Sistema JSFC *	2,808,800	660,073
		2,259,097
Transportation 0.2%
Aeroflot Russian Airlines PJSC *	545,000	364,591
Globaltrans Investment plc GDR — Reg'd *	47,126	185,205
		549,796
Utilities 0.2%
Rosseti JSC *	1	—
RusHydro PJSC *	52,500,000	451,343
		451,343
		32,336,345
South Africa 6.0%
Banks 0.6%
Barclays Africa Group Ltd.	37,927	345,952
Nedbank Group Ltd.	26,015	309,046
Standard Bank Group Ltd.	138,756	987,941
		1,642,939
Capital Goods 0.6%
Barloworld Ltd.	85,967	385,171
The Bidvest Group Ltd.	45,806	1,057,803
		1,442,974
Consumer Durables & Apparel 0.2%
Steinhoff International Holdings N.V.	104,314	501,041
Diversified Financials 0.2%
African Bank Investments Ltd. *(a)(b)	319,000	—
FirstRand Ltd.	218,483	619,811
		619,811
Energy 1.2%
Sasol Ltd.	124,760	3,282,003
Food & Staples Retailing 0.2%
Shoprite Holdings Ltd.	53,083	490,159
Food, Beverage & Tobacco 0.1%
Tiger Brands Ltd.	18,980	348,739
Insurance 0.2%
Sanlam Ltd.	121,213	446,345
Security	Number of Shares	Value ($)
Materials 1.0%
AngloGold Ashanti Ltd. *	103,502	893,632
Gold Fields Ltd.	294,846	1,011,784
Impala Platinum Holdings Ltd. *	184,181	384,779
Kumba Iron Ore Ltd.	117,772	259,810
		2,550,005
Media 0.2%
Naspers Ltd., N Shares	4,986	630,096
Retailing 0.3%
Imperial Holdings Ltd.	45,308	347,959
Woolworths Holdings Ltd.	62,683	370,880
		718,839
Telecommunication Services 1.2%
MTN Group Ltd.	267,107	2,360,400
Telkom SA SOC Ltd.	92,597	375,045
Vodacom Group Ltd.	40,801	374,345
		3,109,790
		15,782,741
Taiwan 12.3%
Automobiles & Components 0.1%
Cheng Shin Rubber Industry Co., Ltd.	162,000	250,340
Banks 0.3%
CTBC Financial Holding Co., Ltd.	814,075	382,365
Mega Financial Holding Co., Ltd.	579,340	369,374
		751,739
Capital Goods 0.3%
Far Eastern New Century Corp.	572,817	409,696
Walsin Lihwa Corp. *	1,337,000	287,324
		697,020
Consumer Durables & Apparel 0.1%
Pou Chen Corp.	310,267	388,369
Diversified Financials 0.1%
Fubon Financial Holding Co., Ltd.	244,674	270,148
Energy 0.2%
Formosa Petrochemical Corp.	256,330	634,441
Food, Beverage & Tobacco 0.2%
Uni-President Enterprises Corp.	383,678	641,602
Insurance 0.1%
Cathay Financial Holding Co., Ltd.	268,599	293,344
Materials 1.8%
China Steel Corp.	1,702,198	909,931
Formosa Chemicals & Fibre Corp.	586,442	1,265,646
Formosa Plastics Corp.	518,732	1,206,373
Nan Ya Plastics Corp.	507,622	888,312
Taiwan Cement Corp.	474,299	381,545
		4,651,807
Retailing 0.1%
Hotai Motor Co., Ltd.	23,000	236,820

    5

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 2.9%
Advanced Semiconductor Engineering, Inc.	478,094	513,554
MediaTek, Inc.	105,138	683,814
Siliconware Precision Industries Co., Ltd.	321,270	497,519
Taiwan Semiconductor Manufacturing Co., Ltd.	1,203,103	5,180,474
United Microelectronics Corp.	1,951,965	760,621
		7,635,982
Technology Hardware & Equipment 5.3%
Acer, Inc. *	1,608,496	558,184
Asustek Computer, Inc.	146,041	1,183,960
AU Optronics Corp.	2,608,800	678,428
Compal Electronics, Inc.	1,885,305	1,097,908
Delta Electronics, Inc.	104,590	442,690
Foxconn Technology Co., Ltd.	126,146	244,369
Hon Hai Precision Industry Co., Ltd.	1,800,424	4,235,685
HTC Corp.	407,473	974,626
Innolux Corp.	2,283,357	652,605
Inventec Corp.	742,639	557,052
Lite-On Technology Corp.	560,644	596,513
Pegatron Corp.	240,264	549,044
Quanta Computer, Inc.	462,500	737,198
Synnex Technology International Corp.	379,000	356,502
Wistron Corp.	1,192,399	677,572
WPG Holdings Ltd.	414,000	403,081
		13,945,417
Telecommunication Services 0.8%
Chunghwa Telecom Co., Ltd.	483,906	1,499,278
Far EasTone Telecommunications Co., Ltd.	120,622	249,298
Taiwan Mobile Co., Ltd.	150,334	452,323
		2,200,899
		32,597,928
Thailand 1.4%
Banks 0.2%
Kasikornbank PCL	36,700	175,881
The Siam Commercial Bank PCL	117,900	428,937
		604,818
Energy 0.8%
PTT Exploration & Production PCL	199,300	317,921
PTT PCL	192,587	1,271,966
Thai Oil PCL	290,600	522,523
		2,112,410
Materials 0.2%
PTT Global Chemical PCL	349,800	526,181
Telecommunication Services 0.2%
Advanced Info Service PCL — Reg'd	76,375	361,222
		3,604,631
Security	Number of Shares	Value ($)
Turkey 1.6%
Banks 0.7%
Akbank T.A.S.	236,694	578,424
Turkiye Garanti Bankasi A/S	245,591	620,631
Turkiye Halk Bankasi A/S	101,030	349,695
Turkiye Is Bankasi, Class C	231,101	362,914
		1,911,664
Capital Goods 0.2%
KOC Holding A/S	173,235	695,314
Diversified Financials 0.2%
Haci Omer Sabanci Holding A/S	153,638	446,223
Energy 0.3%
Tupras-Turkiye Petrol Rafinerileri A/S *	31,002	788,062
Telecommunication Services 0.2%
Turkcell Iletisim Hizmetleri A/S	134,700	480,489
		4,321,752
Total Common Stock
(Cost $303,897,778)		238,189,188

Preferred Stock 8.6% of net assets
Brazil 5.6%
Banks 2.2%
Banco Bradesco S.A.	443,042	2,024,147
Itau Unibanco Holding S.A.	537,869	3,378,725
Itausa — Investimentos Itau S.A.	289,821	501,630
		5,904,502
Energy 1.2%
Petroleo Brasileiro S.A. *	2,586,454	3,154,488
Food & Staples Retailing 0.1%
Compania Brasileira de Distribuicao Grupo Pao de Acucar	36,015	345,044
Materials 1.1%
Gerdau S.A.	608,906	550,750
Metalurgica Gerdau S.A.	761,595	196,999
Vale S.A.	1,151,028	2,095,398
		2,843,147
Telecommunication Services 0.4%
Oi S.A. *	778,971	322,308
Telefonica Brasil S.A.	69,372	604,305
		926,613
Utilities 0.6%
Centrais Eletricas Brasileiras S.A., Class B	170,520	429,695
Companhia Energetica de Minas Gerais	474,408	702,741
Companhia Paranaense de Energia-Copel	42,244	233,648
Eletropaulo Metropolitana S.A. *	129,993	256,779
		1,622,863
		14,796,657

6

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
Security	Number of Shares	Value ($)
Colombia 0.1%
Banks 0.1%
Bancolombia S.A.	46,558	340,125
Republic of Korea 1.1%
Automobiles & Components 0.2%
Hyundai Motor Co., Ltd.	3,335	271,703
Hyundai Motor Co., Ltd. 2nd	5,572	473,115
		744,818
Consumer Durables & Apparel 0.1%
LG Electronics, Inc.	6,757	174,068
Materials 0.1%
LG Chem Ltd.	1,188	216,327
Technology Hardware & Equipment 0.7%
Samsung Electronics Co., Ltd.	2,184	1,837,304
		2,972,517
Russia 1.8%
Banks 0.1%
Sberbank of Russia	91,900	83,392
Energy 1.7%
AK Transneft OAO *	1,361	3,411,120
Bashneft PAO *	6,077	139,269
Surgutneftegas	1,664,100	1,013,929
		4,564,318
		4,647,710
Total Preferred Stock
(Cost $49,735,969)		22,757,009

Other Investment Company 0.2% of net assets
United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Advantage Government Money Market Fund, Institutional Class 0.13% (d)	656,540	656,540
Total Other Investment Company
(Cost $656,540)		656,540
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 1.1% of net assets
Time Deposits 1.1%
Brown Brothers Harriman
Hong Kong Dollar
0.01%, 02/01/16	4,079	524
Euro
(0.31%), 02/01/16	1,262	1,368
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
ING Bank
U.S. Dollar
0.14%, 02/01/16	271,849	271,849
Sumitomo Mitsui Banking Corp.
U.S. Dollar
0.14%, 02/02/16	2,557,763	2,557,763
Total Short-Term Investments
(Cost $2,831,504)		2,831,504

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $379,601,089 and the unrealized appreciation and depreciation were $0 and ($115,166,848), respectively, with a net unrealized depreciation of ($115,166,848).
At 01/31/16, the values of certain foreign securities held by the fund aggregating $211,087,972 were adjusted from their closing market values in accordance with international fair valuation procedures approved by the fund's Board of Trustees.
*	Non-income producing security.
(a)	Fair-valued by management in accordance with procedures approved by the Board of Trustees.
(b)	Illiquid security. At the period end, the value of these amounted to $0 or 0.0% of net assets.
(c)	All or a portion of this security is on loan. Securities on loan were valued at $633,749.
(d)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
GDR –	Global Depositary Receipt
Reg'd –	Registered
In addition to the above, the fund held the following at 01/31/16:
	Number of Contracts	Contract Value ($)	Unrealized Appreciation ($)
Futures Contracts
MSCI EMG MKT, e-mini, Long expires 03/18/16	65	2,430,350	136,355

    7

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock[1]	$—	$68,570,266	$—	$68,570,266
Brazil [1]	—	11,039,043	—	11,039,043
Energy	234,916	3,891,997	—	4,126,913
Chile [1]	—	287,032	—	287,032
Energy	535,754	—	—	535,754
Food & Staples Retailing	458,875	—	—	458,875
Utilities	1,116,366	—	—	1,116,366
China [1]	—	40,134,922	—	40,134,922
Software & Services	561,038	601,174	—	1,162,212
Colombia [1]	800,103	—	—	800,103
Mexico [1]	9,947,304	—	—	9,947,304
Peru [1]	373,208	—	—	373,208
Republic of Korea[1]	—	47,127,187	—	47,127,187
Food, Beverage & Tobacco	786,286	—	—	786,286
Russia
Banks	1,112,343	—	—	1,112,343
Energy	21,186,213	4,960,566	—	26,146,779
Food & Staples Retailing	521,766	—	—	521,766
Materials	46,191	1,249,030	—	1,295,221
Telecommunication Services	2,259,097	—	—	2,259,097
Transportation	549,796	—	—	549,796
Utilities	451,343	—	—	451,343
South Africa[1]	—	15,281,700	—	15,281,700
Consumer Durables & Apparel	501,041	—	—	501,041
Thailand
Banks	428,937	175,881	—	604,818
Energy	2,112,410	—	—	2,112,410
Materials	526,181	—	—	526,181
Telecommunication Services	361,222	—	—	361,222
Preferred Stock[1]	—	17,769,174	—	17,769,174
Colombia [1]	340,125	—	—	340,125
Russia [1]	4,647,710	—	—	4,647,710
Other Investment Company[1]	656,540	—	—	656,540
Short-Term Investments[1]	—	2,831,504	—	2,831,504
Total	$50,514,765	$213,919,476	$—	$264,434,241
Other Financial Instruments
Futures Contracts[2]	$136,355	$—	$—	$136,355
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are not included in Investments in the schedule of portfolio holdings and are valued at unrealized appreciation or depreciation.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2016 is not presented.
8

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings (Unaudited) continued
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were security transfers in the amount of $143,928 and $754,834 from Level 1 to Level 2 and from Level 2 to Level 1, respectively, for the period ended January 31, 2016. The transfers between Level 1 and Level 2 were primarily due to the use of international fair valuation by the fund. There were no transfers in or out of Level 3 during the period.
    9

Schwab Fundamental Index Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at halfway between the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the funds seek to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the funds’ portfolio holdings and the Net Asset Value (NAV) of the funds’ shares, and seek to help ensure that the prices at which the funds’ shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the funds and that of their comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•  Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
10

Schwab Fundamental Index Funds
Notes to Portfolio Holdings (continued)
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•  Level 3—significant unobservable inputs (including the funds' own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds' results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
On January 31, 2016, the funds had open equity index futures contracts. The funds invest in futures to equitize available cash. The primary risk associated with investing in futures is market risk.
REG87631JAN16
11

Schwab Capital Trust
Schwab MarketTrack All Equity Portfolio™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
99.5%	Other Investment Companies	432,364,027	515,650,039
0.4%	Short-Term Investment	1,982,451	1,982,451
99.9%	Total Investments	434,346,478	517,632,490
0.1%	Other Assets and Liabilities, Net		366,070
100.0%	Net Assets		517,998,560

Security	Number of Shares	Value ($)
Other Investment Companies 99.5% of net assets
Equity Funds 99.5%
International 29.4%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	4,195,883	23,664,781
Schwab Fundamental International Large Company Index Fund (a)	4,320,276	30,976,380
Schwab Fundamental International Small Company Index Fund (a)	2,489,595	25,792,203
Schwab International Index Fund (a)	4,354,876	71,768,364
		152,201,728
Large-Cap 45.1%
Schwab Fundamental US Large Company Index Fund (a)	5,214,170	70,078,446
Schwab S&P 500 Index Fund (a)	5,465,233	163,902,344
		233,980,790
Security	Number of Shares	Value ($)
Small-Cap 25.0%
Schwab Fundamental US Small Company Index Fund (a)	3,577,280	38,956,574
Schwab Small-Cap Index Fund (a)	4,116,005	90,510,947
		129,467,521
Total Other Investment Companies
(Cost $432,364,027)		515,650,039
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.4% of net assets
Time Deposit 0.4%
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	1,982,451	1,982,451
Total Short-Term Investment
(Cost $1,982,451)		1,982,451

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $445,797,099 and the unrealized appreciation and depreciation were $96,442,705 and ($24,607,314), respectively, with a net unrealized appreciation of $71,835,391.
(a)	Issuer is affiliated with the fund's investment adviser.

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$515,650,039	$—	$—	$515,650,039
Short-Term Investment[1]	—	1,982,451	—	1,982,451
Total	$515,650,039	$1,982,451	$—	$517,632,490
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
    1

Schwab Capital Trust
Schwab MarketTrack Growth Portfolio™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.5%	Other Investment Companies	508,394,739	654,958,466
1.4%	Short-Term Investments	9,449,353	9,449,353
99.9%	Total Investments	517,844,092	664,407,819
0.1%	Other Assets and Liabilities, Net		382,844
100.0%	Net Assets		664,790,663

Security	Number of Shares	Value ($)
Other Investment Companies 98.5% of net assets
Equity Funds 79.6%
International 19.5%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	3,416,167	19,267,183
Schwab Fundamental International Large Company Index Fund (a)	3,719,110	26,666,019
Schwab Fundamental International Small Company Index Fund (a)	2,123,680	22,001,329
Schwab International Index Fund (a)	3,762,330	62,003,193
		129,937,724
Large-Cap 40.1%
Schwab Fundamental US Large Company Index Fund (a)	5,956,211	80,051,478
Schwab S&P 500 Index Fund (a)	6,215,219	186,394,416
		266,445,894
Small-Cap 20.0%
Schwab Fundamental US Small Company Index Fund (a)	3,677,807	40,051,322
Schwab Small-Cap Index Fund (a)	4,233,186	93,087,756
		133,139,078
		529,522,696
Security	Number of Shares	Value ($)
Fixed-Income Fund 15.4%
Intermediate-Term Bond 15.4%
Schwab Total Bond Market Fund (a)	10,776,202	102,373,918
Money Market Fund 3.5%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	23,061,852	23,061,852
Total Other Investment Companies
(Cost $508,394,739)		654,958,466
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.4% of net assets
Time Deposits 1.4%
ING Bank
0.14%, 02/01/16	2,938,696	2,938,696
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	6,510,657	6,510,657
Total Short-Term Investments
(Cost $9,449,353)		9,449,353

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $521,145,460 and the unrealized appreciation and depreciation were $167,131,629 and ($23,869,270), respectively, with a net unrealized appreciation of $143,262,359.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab MarketTrack Growth Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$654,958,466	$—	$—	$654,958,466
Short-Term Investments[1]	—	9,449,353	—	9,449,353
Total	$654,958,466	$9,449,353	$—	$664,407,819
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab MarketTrack Balanced Portfolio™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	398,888,116	483,670,389
1.9%	Short-Term Investments	9,360,629	9,360,629
99.8%	Total Investments	408,248,745	493,031,018
0.2%	Other Assets and Liabilities, Net		884,746
100.0%	Net Assets		493,915,764

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 59.7%
International 14.6%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	1,808,208	10,198,294
Schwab Fundamental International Large Company Index Fund (a)	2,066,750	14,818,597
Schwab Fundamental International Small Company Index Fund (a)	1,191,226	12,341,101
Schwab International Index Fund (a)	2,100,707	34,619,647
		71,977,639
Large-Cap 30.1%
Schwab Fundamental US Large Company Index Fund (a)	3,326,039	44,701,969
Schwab S&P 500 Index Fund (a)	3,471,320	104,104,892
		148,806,861
Small-Cap 15.0%
Schwab Fundamental US Small Company Index Fund (a)	2,053,086	22,358,111
Schwab Small-Cap Index Fund (a)	2,361,310	51,925,214
		74,283,325
		295,067,825
Security	Number of Shares	Value ($)
Fixed-Income Fund 35.3%
Intermediate-Term Bond 35.3%
Schwab Total Bond Market Fund (a)	18,374,837	174,560,955
Money Market Fund 2.9%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	14,041,609	14,041,609
Total Other Investment Companies
(Cost $398,888,116)		483,670,389
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
ING Bank
0.14%, 02/01/16	4,493,092	4,493,092
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	4,867,537	4,867,537
Total Short-Term Investments
(Cost $9,360,629)		9,360,629

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $416,182,720 and the unrealized appreciation and depreciation were $88,887,936 and ($12,039,638), respectively, with a net unrealized appreciation of $76,848,298.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$483,670,389	$—	$—	$483,670,389
Short-Term Investments[1]	—	9,360,629	—	9,360,629
Total	$483,670,389	$9,360,629	$—	$493,031,018
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab MarketTrack Conservative Portfolio™
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	183,584,675	212,234,630
2.1%	Short-Term Investments	4,660,642	4,660,642
99.7%	Total Investments	188,245,317	216,895,272
0.3%	Other Assets and Liabilities, Net		620,571
100.0%	Net Assets		217,515,843

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets
Equity Funds 39.7%
International 9.6%
Schwab Fundamental Emerging Markets Large Company Index Fund (a)	467,571	2,637,102
Schwab Fundamental International Large Company Index Fund (a)	608,064	4,359,822
Schwab Fundamental International Small Company Index Fund (a)	352,559	3,652,513
Schwab International Index Fund (a)	617,511	10,176,575
		20,826,012
Large-Cap 20.1%
Schwab Fundamental US Large Company Index Fund (a)	980,148	13,173,195
Schwab S&P 500 Index Fund (a)	1,020,425	30,602,548
		43,775,743
Small-Cap 10.0%
Schwab Fundamental US Small Company Index Fund (a)	603,288	6,569,801
Schwab Small-Cap Index Fund (a)	692,405	15,225,993
		21,795,794
		86,397,549
Security	Number of Shares	Value ($)
Fixed-Income Fund 55.4%
Intermediate-Term Bond 55.4%
Schwab Total Bond Market Fund (a)	12,668,016	120,346,147
Money Market Fund 2.5%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	5,490,934	5,490,934
Total Other Investment Companies
(Cost $183,584,675)		212,234,630
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
DNB
0.14%, 02/01/16	347,572	347,572
ING Bank
0.14%, 02/01/16	2,156,535	2,156,535
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	2,156,535	2,156,535
Total Short-Term Investments
(Cost $4,660,642)		4,660,642

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $195,075,244 and the unrealized appreciation and depreciation were $25,398,131 and ($3,578,103), respectively, with a net unrealized appreciation of $21,820,028.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab MarketTrack Conservative Portfolio
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$212,234,630	$—	$—	$212,234,630
Short-Term Investments[1]	—	4,660,642	—	4,660,642
Total	$212,234,630	$4,660,642	$—	$216,895,272
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
3

Schwab MarketTrack Portfolios
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87630JAN16
4

Schwab Capital Trust
Schwab Target 2010 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	54,448,138	57,942,815
2.2%	Short-Term Investments	1,302,860	1,302,860
99.8%	Total Investments	55,750,998	59,245,675
0.2%	Other Assets and Liabilities, Net		138,790
100.0%	Net Assets		59,384,465

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets
Equity Funds 37.7%
Global Real Estate 2.1%
Schwab Global Real Estate Fund (a)	180,470	1,218,173
International 8.5%
Laudus International MarketMasters Fund, Select Shares (a)	155,165	3,044,347
Schwab International Core Equity Fund (a)	232,971	2,012,872
		5,057,219
Large-Cap 24.9%
Dodge & Cox Stock Fund	2,454	371,975
Laudus U.S. Large Cap Growth Fund *(a)	241,619	3,687,103
Schwab Core Equity Fund (a)	228,250	4,078,827
Schwab Dividend Equity Fund (a)	139,898	1,852,254
Schwab S&P 500 Index Fund (a)	111,131	3,332,811
TCW Relative Value Large Cap Fund, Class I	79,783	1,493,534
		14,816,504
Small-Cap 2.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	31,018	464,645
Schwab Small-Cap Equity Fund (a)	52,156	851,192
		1,315,837
		22,407,733
Fixed-Income Funds 55.7%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund (a)	335,108	3,635,923
Security	Number of Shares	Value ($)
Intermediate-Term Bond 39.4%
Metropolitan West Total Return Bond Fund, Class I	526,433	5,648,623
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	67,238	722,131
Schwab Total Bond Market Fund (a)	1,474,526	14,008,000
Wells Fargo Core Bond Fund, Institutional Class	235,218	3,003,731
		23,382,485
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	41,900	384,642
Short-Term Bond 9.5%
Schwab Short-Term Bond Market Fund (a)	608,748	5,661,352
		33,064,402
Money Market Fund 4.2%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	2,470,680	2,470,680
Total Other Investment Companies
(Cost $54,448,138)		57,942,815
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.2% of net assets
Time Deposits 2.2%
ING Bank
0.14%, 02/01/16	588,683	588,683
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	588,683	588,683
Wells Fargo
0.14%, 02/01/16	125,494	125,494
Total Short-Term Investments
(Cost $1,302,860)		1,302,860

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $56,427,441 and the unrealized appreciation and depreciation were $3,674,449 and ($856,215), respectively, with a net unrealized appreciation of $2,818,234.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2010 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$57,942,815	$—	$—	$57,942,815
Short-Term Investments[1]	—	1,302,860	—	1,302,860
Total	$57,942,815	$1,302,860	$—	$59,245,675
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2015 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.6%	Other Investment Companies	103,802,854	106,552,051
1.9%	Short-Term Investments	2,110,097	2,110,097
99.5%	Total Investments	105,912,951	108,662,148
0.5%	Other Assets and Liabilities, Net		511,644
100.0%	Net Assets		109,173,792

Security	Number of Shares	Value ($)
Other Investment Companies 97.6% of net assets
Equity Funds 39.8%
Global Real Estate 2.2%
Schwab Global Real Estate Fund (a)	352,900	2,382,072
International 9.0%
Laudus International MarketMasters Fund, Select Shares (a)	303,030	5,945,450
Schwab International Core Equity Fund (a)	453,782	3,920,678
		9,866,128
Large-Cap 26.3%
Dodge & Cox Stock Fund	4,721	715,662
Laudus U.S. Large Cap Growth Fund *(a)	468,231	7,145,213
Schwab Core Equity Fund (a)	441,768	7,894,393
Schwab Dividend Equity Fund (a)	271,191	3,590,572
Schwab S&P 500 Index Fund (a)	215,774	6,471,065
TCW Relative Value Large Cap Fund, Class I	154,443	2,891,179
		28,708,084
Small-Cap 2.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	60,597	907,747
Schwab Small-Cap Equity Fund (a)	98,228	1,603,081
		2,510,828
		43,467,112
Fixed-Income Funds 54.0%
Inflation-Protected Bond 5.9%
Schwab Treasury Inflation Protected Securities Index Fund (a)	595,045	6,456,242
Security	Number of Shares	Value ($)
Intermediate-Term Bond 38.2%
Metropolitan West Total Return Bond Fund, Class I	963,865	10,342,273
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	138,695	1,489,581
Schwab Total Bond Market Fund (a)	2,597,463	24,675,894
Wells Fargo Core Bond Fund, Institutional Class	404,963	5,171,379
		41,679,127
International Bond 0.8%
Laudus Mondrian International Government Fixed Income Fund *(a)	87,881	806,743
Short-Term Bond 9.1%
Schwab Short-Term Bond Market Fund (a)	1,069,721	9,948,404
		58,890,516
Money Market Fund 3.8%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	4,194,423	4,194,423
Total Other Investment Companies
(Cost $103,802,854)		106,552,051
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
Australia & New Zealand Banking Group Ltd.
0.14%, 02/01/16	1,032,861	1,032,861
DNB
0.14%, 02/01/16	1,077,236	1,077,236
Total Short-Term Investments
(Cost $2,110,097)		2,110,097

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $106,309,695 and the unrealized appreciation and depreciation were $4,555,987 and ($2,203,534), respectively, with a net unrealized appreciation of $2,352,453.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2015 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$106,552,051	$—	$—	$106,552,051
Short-Term Investments[1]	—	2,110,097	—	2,110,097
Total	$106,552,051	$2,110,097	$—	$108,662,148
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2020 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.5%	Other Investment Companies	482,506,434	502,706,130
2.4%	Short-Term Investments	12,437,311	12,437,311
99.9%	Total Investments	494,943,745	515,143,441
0.1%	Other Assets and Liabilities, Net		438,288
100.0%	Net Assets		515,581,729

Security	Number of Shares	Value ($)
Other Investment Companies 97.5% of net assets
Equity Funds 52.1%
Global Real Estate 2.8%
Schwab Global Real Estate Fund (a)	2,134,826	14,410,076
International 12.8%
Laudus International MarketMasters Fund, Select Shares (a)	1,989,570	39,035,370
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	134,251	851,151
Schwab International Core Equity Fund (a)	3,012,228	26,025,646
		65,912,167
Large-Cap 33.3%
Dodge & Cox Stock Fund	27,470	4,164,449
Laudus U.S. Large Cap Growth Fund *(a)	2,795,189	42,654,581
Schwab Core Equity Fund (a)	2,614,025	46,712,625
Schwab Dividend Equity Fund (a)	1,595,266	21,121,320
Schwab S&P 500 Index Fund (a)	1,317,147	39,501,251
TCW Relative Value Large Cap Fund, Class I	922,204	17,263,666
		171,417,892
Small-Cap 3.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	389,281	5,831,424
Schwab Small-Cap Equity Fund (a)	661,900	10,802,212
		16,633,636
		268,373,771
Fixed-Income Funds 43.3%
Inflation-Protected Bond 2.8%
Schwab Treasury Inflation Protected Securities Index Fund (a)	1,308,760	14,200,051
Security	Number of Shares	Value ($)
Intermediate-Term Bond 33.5%
Metropolitan West Total Return Bond Fund, Class I	4,392,492	47,131,436
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,145,589	12,303,625
Schwab Intermediate-Term Bond Fund (a)	389,492	3,976,713
Schwab Total Bond Market Fund (a)	9,791,976	93,023,774
Wells Fargo Core Bond Fund, Institutional Class	1,268,930	16,204,236
		172,639,784
International Bond 1.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	636,188	5,840,206
Short-Term Bond 5.9%
Schwab Short-Term Bond Market Fund (a)	3,295,195	30,645,312
		223,325,353
Money Market Fund 2.1%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	11,007,006	11,007,006
Total Other Investment Companies
(Cost $482,506,434)		502,706,130
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.4% of net assets
Time Deposits 2.4%
ING Bank
0.14%, 02/01/16	5,089,099	5,089,099
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	5,089,099	5,089,099
Wells Fargo
0.14%, 02/01/16	2,259,113	2,259,113
Total Short-Term Investments
(Cost $12,437,311)		12,437,311

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $496,753,167 and the unrealized appreciation and depreciation were $31,957,432 and ($13,567,158), respectively, with a net unrealized appreciation of $18,390,274.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2020 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$502,706,130	$—	$—	$502,706,130
Short-Term Investments[1]	—	12,437,311	—	12,437,311
Total	$502,706,130	$12,437,311	$—	$515,143,441
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2025 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	397,988,074	392,189,002
1.8%	Short-Term Investments	7,170,022	7,170,022
99.8%	Total Investments	405,158,096	399,359,024
0.2%	Other Assets and Liabilities, Net		689,854
100.0%	Net Assets		400,048,878

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets
Equity Funds 63.3%
Global Real Estate 3.4%
Schwab Global Real Estate Fund (a)	1,988,433	13,421,921
International 16.1%
Laudus International MarketMasters Fund, Select Shares (a)	1,883,606	36,956,341
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	442,671	2,806,531
Schwab International Core Equity Fund (a)	2,851,529	24,637,208
		64,400,080
Large-Cap 39.5%
Dodge & Cox Stock Fund	24,493	3,713,155
Laudus U.S. Large Cap Growth Fund *(a)	2,578,216	39,343,581
Schwab Core Equity Fund (a)	2,432,668	43,471,780
Schwab Dividend Equity Fund (a)	1,470,504	19,469,478
Schwab S&P 500 Index Fund (a)	1,207,567	36,214,947
TCW Relative Value Large Cap Fund, Class I	850,840	15,927,720
		158,140,661
Small-Cap 4.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	402,976	6,036,585
Schwab Small-Cap Equity Fund (a)	685,228	11,182,918
		17,219,503
		253,182,165
Fixed-Income Funds 33.2%
Inflation-Protected Bond 0.7%
Schwab Treasury Inflation Protected Securities Index Fund (a)	251,633	2,730,217
Security	Number of Shares	Value ($)
Intermediate-Term Bond 27.8%
Metropolitan West Total Return Bond Fund, Class I	2,949,792	31,651,263
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,162,121	12,481,177
Schwab Intermediate-Term Bond Fund (a)	475,691	4,856,805
Schwab Total Bond Market Fund (a)	5,730,543	54,440,160
Wells Fargo Core Bond Fund, Institutional Class	620,916	7,929,102
		111,358,507
International Bond 1.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	513,430	4,713,283
Short-Term Bond 3.5%
Schwab Short-Term Bond Market Fund (a)	1,527,386	14,204,686
		133,006,693
Money Market Fund 1.5%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	6,000,144	6,000,144
Total Other Investment Companies
(Cost $397,988,074)		392,189,002
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets
Time Deposits 1.8%
Australia & New Zealand Banking Group Ltd.
0.14%, 02/01/16	3,232,226	3,232,226
DNB
0.14%, 02/01/16	3,937,796	3,937,796
Total Short-Term Investments
(Cost $7,170,022)		7,170,022

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $406,345,584 and the unrealized appreciation and depreciation were $12,254,327 and ($19,240,887), respectively, with a net unrealized depreciation of ($6,986,560).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2025 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$392,189,002	$—	$—	$392,189,002
Short-Term Investments[1]	—	7,170,022	—	7,170,022
Total	$392,189,002	$7,170,022	$—	$399,359,024
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2030 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	702,127,163	739,207,209
1.9%	Short-Term Investments	14,165,002	14,165,002
99.9%	Total Investments	716,292,165	753,372,211
0.1%	Other Assets and Liabilities, Net		813,785
100.0%	Net Assets		754,185,996

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets
Equity Funds 71.8%
Global Real Estate 3.8%
Schwab Global Real Estate Fund (a)	4,220,576	28,488,889
International 18.7%
Laudus International MarketMasters Fund, Select Shares (a)	4,037,047	79,206,867
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	1,472,083	9,333,005
Schwab International Core Equity Fund (a)	6,112,362	52,810,804
		141,350,676
Large-Cap 44.0%
Dodge & Cox Stock Fund	52,082	7,895,577
Laudus U.S. Large Cap Growth Fund *(a)	5,403,190	82,452,684
Schwab Core Equity Fund (a)	5,097,429	91,091,065
Schwab Dividend Equity Fund (a)	3,132,828	41,478,638
Schwab S&P 500 Index Fund (a)	2,507,702	75,205,997
TCW Relative Value Large Cap Fund, Class I	1,782,930	33,376,448
		331,500,409
Small-Cap 5.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	950,711	14,241,644
Schwab Small-Cap Equity Fund (a)	1,590,043	25,949,495
		40,191,139
		541,531,113
Fixed-Income Funds 25.4%
Intermediate-Term Bond 22.3%
Metropolitan West Total Return Bond Fund, Class I	4,524,497	48,547,854
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	2,302,342	24,727,150
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	985,872	10,065,749
Schwab Total Bond Market Fund (a)	7,925,475	75,292,014
Wells Fargo Core Bond Fund, Institutional Class	759,986	9,705,025
		168,337,792
International Bond 1.0%
Laudus Mondrian International Government Fixed Income Fund *(a)	819,346	7,521,595
Short-Term Bond 2.1%
Schwab Short-Term Bond Market Fund (a)	1,700,706	15,816,565
		191,675,952
Money Market Fund 0.8%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	6,000,144	6,000,144
Total Other Investment Companies
(Cost $702,127,163)		739,207,209
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
ING Bank
0.14%, 02/01/16	6,756,318	6,756,318
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	7,408,684	7,408,684
Total Short-Term Investments
(Cost $14,165,002)		14,165,002

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $720,391,943 and the unrealized appreciation and depreciation were $54,809,525 and ($21,829,257), respectively, with a net unrealized appreciation of $32,980,268.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2030 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$739,207,209	$—	$—	$739,207,209
Short-Term Investments[1]	—	14,165,002	—	14,165,002
Total	$739,207,209	$14,165,002	$—	$753,372,211
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2035 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.1%	Other Investment Companies	329,403,555	320,886,285
1.9%	Short-Term Investments	6,213,862	6,213,862
100.0%	Total Investments	335,617,417	327,100,147
0.0%	Other Assets and Liabilities, Net		48,444
100.0%	Net Assets		327,148,591

Security	Number of Shares	Value ($)
Other Investment Companies 98.1% of net assets
Equity Funds 78.8%
Global Real Estate 4.1%
Schwab Global Real Estate Fund (a)	2,001,034	13,506,977
International 21.1%
Laudus International MarketMasters Fund, Select Shares (a)	1,928,164	37,830,572
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	918,159	5,821,128
Schwab International Core Equity Fund (a)	2,918,683	25,217,418
		68,869,118
Large-Cap 47.3%
Dodge & Cox Stock Fund	25,622	3,884,347
Laudus U.S. Large Cap Growth Fund *(a)	2,526,045	38,547,449
Schwab Core Equity Fund (a)	2,383,066	42,585,387
Schwab Dividend Equity Fund (a)	1,464,587	19,391,132
Schwab S&P 500 Index Fund (a)	1,159,378	34,769,747
TCW Relative Value Large Cap Fund, Class I	830,046	15,538,459
		154,716,521
Small-Cap 6.3%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	482,461	7,227,263
Schwab Small-Cap Equity Fund (a)	825,443	13,471,233
		20,698,496
		257,791,112
Fixed-Income Funds 18.8%
Intermediate-Term Bond 16.9%
Metropolitan West Total Return Bond Fund, Class I	1,474,206	15,818,233
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	906,608	9,736,966
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	412,219	4,208,754
Schwab Total Bond Market Fund (a)	2,407,632	22,872,503
Wells Fargo Core Bond Fund, Institutional Class	211,287	2,698,129
		55,334,585
International Bond 0.7%
Laudus Mondrian International Government Fixed Income Fund *(a)	267,860	2,458,953
Short-Term Bond 1.2%
Schwab Short-Term Bond Market Fund (a)	408,774	3,801,599
		61,595,137
Money Market Fund 0.5%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	1,500,036	1,500,036
Total Other Investment Companies
(Cost $329,403,555)		320,886,285
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.9% of net assets
Time Deposits 1.9%
ING Bank
U.S. Dollar
0.14%, 02/01/16	3,003,493	3,003,493
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	3,210,369	3,210,369
Total Short-Term Investments
(Cost $6,213,862)		6,213,862

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $336,519,678 and the unrealized appreciation and depreciation were $10,626,730 and ($20,046,261), respectively, with a net unrealized depreciation of ($9,419,531).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2035 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$320,886,285	$—	$—	$320,886,285
Short-Term Investments[1]	—	6,213,862	—	6,213,862
Total	$320,886,285	$6,213,862	$—	$327,100,147
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2040 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
98.0%	Other Investment Companies	738,407,919	767,558,670
2.1%	Short-Term Investments	16,691,458	16,691,458
100.1%	Total Investments	755,099,377	784,250,128
(0.1%)	Other Assets and Liabilities, Net		(792,364)
100.0%	Net Assets		783,457,765

Security	Number of Shares	Value ($)
Other Investment Companies 98.0% of net assets
Equity Funds 85.5%
Global Real Estate 4.5%
Schwab Global Real Estate Fund (a)	5,177,972	34,951,310
International 23.3%
Laudus International MarketMasters Fund, Select Shares (a)	5,017,312	98,439,670
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	2,934,626	18,605,528
Schwab International Core Equity Fund (a)	7,596,363	65,632,575
		182,677,773
Large-Cap 50.3%
Dodge & Cox Stock Fund	62,602	9,490,451
Laudus U.S. Large Cap Growth Fund *(a)	6,423,398	98,021,058
Schwab Core Equity Fund (a)	6,059,660	108,286,129
Schwab Dividend Equity Fund (a)	3,724,185	49,308,210
Schwab S&P 500 Index Fund (a)	2,971,819	89,124,852
TCW Relative Value Large Cap Fund, Class I	2,119,599	39,678,885
		393,909,585
Small-Cap 7.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	1,361,735	20,398,783
Schwab Small-Cap Equity Fund (a)	2,316,049	37,797,920
		58,196,703
		669,735,371
Fixed-Income Funds 12.4%
Intermediate-Term Bond 11.5%
Metropolitan West Total Return Bond Fund, Class I	2,348,075	25,194,848
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	1,699,653	18,254,270
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	836,214	8,537,744
Schwab Total Bond Market Fund (a)	3,575,735	33,969,482
Wells Fargo Core Bond Fund, Institutional Class	296,765	3,789,685
		89,746,029
International Bond 0.4%
Laudus Mondrian International Government Fixed Income Fund *(a)	371,078	3,406,492
Short-Term Bond 0.5%
Schwab Short-Term Bond Market Fund (a)	394,705	3,670,754
		96,823,275
Money Market Fund 0.1%
Schwab Value Advantage Money Fund, Ultra Shares 0.32% (a)(b)	1,000,024	1,000,024
Total Other Investment Companies
(Cost $738,407,919)		767,558,670
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
DNB
0.14%, 02/01/16	1,342,196	1,342,196
ING Bank
0.14%, 02/01/16	7,674,631	7,674,631
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	7,674,631	7,674,631
Total Short-Term Investments
(Cost $16,691,458)		16,691,458

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $759,445,865 and the unrealized appreciation and depreciation were $55,691,991 and ($30,887,728), respectively, with a net unrealized appreciation of $24,804,263.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.
(b)	The rate shown is the 7-day yield.

    1

Schwab Target 2040 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$767,558,670	$—	$—	$767,558,670
Short-Term Investments[1]	—	16,691,458	—	16,691,458
Total	$767,558,670	$16,691,458	$—	$784,250,128
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2045 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.8%	Other Investment Companies	72,050,167	63,440,620
2.1%	Short-Term Investments	1,348,275	1,348,275
99.9%	Total Investments	73,398,442	64,788,895
0.1%	Other Assets and Liabilities, Net		91,435
100.0%	Net Assets		64,880,330

Security	Number of Shares	Value ($)
Other Investment Companies 97.8% of net assets
Equity Funds 89.4%
Global Real Estate 4.7%
Schwab Global Real Estate Fund (a)	447,355	3,019,646
International 24.7%
Laudus International MarketMasters Fund, Select Shares (a)	434,725	8,529,298
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	281,627	1,785,513
Schwab International Core Equity Fund (a)	658,949	5,693,320
		16,008,131
Large-Cap 51.8%
Dodge & Cox Stock Fund	5,381	815,798
Laudus U.S. Large Cap Growth Fund *(a)	548,147	8,364,719
Schwab Core Equity Fund (a)	517,177	9,241,961
Schwab Dividend Equity Fund (a)	317,850	4,208,333
Schwab S&P 500 Index Fund (a)	253,941	7,615,698
TCW Relative Value Large Cap Fund, Class I	180,097	3,371,416
		33,617,925
Small-Cap 8.2%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	124,183	1,860,262
Schwab Small-Cap Equity Fund (a)	212,697	3,471,211
		5,331,473
		57,977,175
Fixed-Income Funds 8.4%
Intermediate-Term Bond 8.0%
Metropolitan West Total Return Bond Fund, Class I	136,653	1,466,285
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	105,810	1,136,403
Security	Number of Shares	Value ($)
Schwab Intermediate-Term Bond Fund (a)	54,662	558,099
Schwab Total Bond Market Fund (a)	195,903	1,861,075
Wells Fargo Core Bond Fund, Institutional Class	14,056	179,495
		5,201,357
International Bond 0.2%
Laudus Mondrian International Government Fixed Income Fund *(a)	13,848	127,121
Short-Term Bond 0.2%
Schwab Short-Term Bond Market Fund (a)	14,513	134,967
		5,463,445
Total Other Investment Companies
(Cost $72,050,167)		63,440,620
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.1% of net assets
Time Deposits 2.1%
Citibank
0.14%, 02/01/16	78,769	78,769
ING Bank
0.14%, 02/01/16	634,753	634,753
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	634,753	634,753
Total Short-Term Investments
(Cost $1,348,275)		1,348,275

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $73,664,426 and the unrealized appreciation and depreciation were $0 and ($8,875,531), respectively, with a net unrealized depreciation of ($8,875,531).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

    1

Schwab Target 2045 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$63,440,620	$—	$—	$63,440,620
Short-Term Investments[1]	—	1,348,275	—	1,348,275
Total	$63,440,620	$1,348,275	$—	$64,788,895
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2050 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	59,428,872	52,345,840
1.8%	Short-Term Investments	946,668	946,668
99.7%	Total Investments	60,375,540	53,292,508
0.3%	Other Assets and Liabilities, Net		152,531
100.0%	Net Assets		53,445,039

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 92.0%
Global Real Estate 4.8%
Schwab Global Real Estate Fund (a)	378,924	2,557,740
International 25.6%
Laudus International MarketMasters Fund, Select Shares (a)	368,093	7,221,977
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	256,405	1,625,606
Schwab International Core Equity Fund (a)	559,179	4,831,306
		13,678,889
Large-Cap 52.8%
Dodge & Cox Stock Fund	4,594	696,472
Laudus U.S. Large Cap Growth Fund *(a)	462,854	7,063,147
Schwab Core Equity Fund (a)	434,171	7,758,633
Schwab Dividend Equity Fund (a)	266,796	3,532,382
Schwab S&P 500 Index Fund (a)	211,835	6,352,938
TCW Relative Value Large Cap Fund, Class I	150,545	2,818,208
		28,221,780
Small-Cap 8.8%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	109,446	1,639,499
Schwab Small-Cap Equity Fund (a)	187,948	3,067,304
		4,706,803
		49,165,212
Security	Number of Shares	Value ($)
Fixed-Income Funds 5.9%
Intermediate-Term Bond 5.7%
Metropolitan West Total Return Bond Fund, Class I	77,721	833,951
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	64,978	697,866
Schwab Intermediate-Term Bond Fund (a)	35,301	360,424
Schwab Total Bond Market Fund (a)	114,543	1,088,159
Wells Fargo Core Bond Fund, Institutional Class	4,596	58,691
		3,039,091
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	10,611	97,413
Short-Term Bond 0.1%
Schwab Short-Term Bond Market Fund (a)	4,745	44,124
		3,180,628
Total Other Investment Companies
(Cost $59,428,872)		52,345,840
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.8% of net assets
Time Deposits 1.8%
ING Bank
0.14%, 02/01/16	425,149	425,149
Sumitomo Mitsui Banking Corp.
0.14%, 02/01/16	521,519	521,519
Total Short-Term Investments
(Cost $946,668)		946,668

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $60,554,317 and the unrealized appreciation and depreciation were $0 and ($7,261,809), respectively, with a net unrealized depreciation of ($7,261,809).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

    1

Schwab Target 2050 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$52,345,840	$—	$—	$52,345,840
Short-Term Investments[1]	—	946,668	—	946,668
Total	$52,345,840	$946,668	$—	$53,292,508
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Capital Trust
Schwab Target 2055 Fund
Portfolio Holdings  as of January 31, 2016 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund's semiannual or annual shareholder reports.
Holdings by Category		Cost ($)	Value ($)
97.9%	Other Investment Companies	32,086,817	28,088,843
2.0%	Short-Term Investments	559,146	559,146
99.9%	Total Investments	32,645,963	28,647,989
0.1%	Other Assets and Liabilities, Net		39,204
100.0%	Net Assets		28,687,193

Security	Number of Shares	Value ($)
Other Investment Companies 97.9% of net assets
Equity Funds 94.4%
Global Real Estate 4.9%
Schwab Global Real Estate Fund (a)	208,350	1,406,361
International 26.5%
Laudus International MarketMasters Fund, Select Shares (a)	203,341	3,989,549
Laudus Mondrian Emerging Markets Fund, Institutional Shares (a)	150,921	956,841
Schwab International Core Equity Fund (a)	307,879	2,660,072
		7,606,462
Large-Cap 53.6%
Dodge & Cox Stock Fund	2,479	375,836
Laudus U.S. Large Cap Growth Fund *(a)	250,712	3,825,873
Schwab Core Equity Fund (a)	236,489	4,226,063
Schwab Dividend Equity Fund (a)	144,693	1,915,740
Schwab S&P 500 Index Fund (a)	115,933	3,476,844
TCW Relative Value Large Cap Fund, Class I	83,040	1,554,506
		15,374,862
Small-Cap 9.4%
Laudus Small-Cap MarketMasters Fund, Select Shares *(a)	62,849	941,472
Schwab Small-Cap Equity Fund (a)	107,884	1,760,659
		2,702,131
		27,089,816
Security	Number of Shares	Value ($)
Fixed-Income Funds 3.5%
Intermediate-Term Bond 3.4%
Metropolitan West Total Return Bond Fund, Class I	22,376	240,097
Natixis Loomis Sayles Investment Grade Bond Fund, Class Y Shares	21,559	231,541
Schwab Intermediate-Term Bond Fund (a)	12,162	124,173
Schwab Total Bond Market Fund (a)	37,340	354,732
Wells Fargo Core Bond Fund, Institutional Class	1,283	16,386
		966,929
International Bond 0.1%
Laudus Mondrian International Government Fixed Income Fund *(a)	3,497	32,098
		999,027
Total Other Investment Companies
(Cost $32,086,817)		28,088,843
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 2.0% of net assets
Time Deposits 2.0%
Australia & New Zealand Banking Group Ltd.
0.14%, 02/01/16	278,482	278,482
DNB
0.14%, 02/01/16	280,664	280,664
Total Short-Term Investments
(Cost $559,146)		559,146

End of Investments.

At 01/31/16, the tax basis cost of the fund's investments was $32,751,132 and the unrealized appreciation and depreciation were $0 and ($4,103,143), respectively, with a net unrealized depreciation of ($4,103,143).
*	Non-income producing security.
(a)	Issuer is affiliated with the fund's investment adviser.

    1

Schwab Target 2055 Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund's investments as of January 31, 2016:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Investment Companies[1]	$28,088,843	$—	$—	$28,088,843
Short-Term Investments[1]	—	559,146	—	559,146
Total	$28,088,843	$559,146	$—	$28,647,989
[1]	As categorized in Portfolio Holdings.
The fund's policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the period. There were no transfers between Level 1, Level 2 and Level 3 for the period ended January 31, 2016.
2

Schwab Target Funds
Notes to Portfolio Holdings
Under procedures approved by the funds' Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): A short-term security may be valued at its amortized cost when it approximates the security's market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes
3

Schwab Target Funds
Notes to Portfolio Holdings (continued)
in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JAN16
4

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	3/14/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date:	3/14/2016

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date:	3/11/2016